UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	February 28, 2022

Invesco American Franchise Fund

Nasdaq:

A: VAFAX ∎ C: VAFCX ∎ R: VAFRX ∎ Y: VAFIX ∎ R5: VAFNX ∎ R6: VAFFX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-13.63%

Class C Shares	-13.97

Class R Shares	-13.74

Class Y Shares	-13.51

Class R5 Shares	-13.54

Class R6 Shares	-13.46

S&P 500 Index▼ (Broad Market Index)	-2.62

Russell 1000 Growth Index▼ (Style-Specific Index)	-7.75

Lipper Large-Cap Growth Funds Index∎ (Peer Group Index)	-12.49

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco American Franchise Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	10.40%
10 Years	13.61
5 Years	15.20
1 Year	-8.97

Class C Shares
Inception (6/23/05)	10.39%
10 Years	13.56
5 Years	15.62
1 Year	-5.12

Class R Shares
Inception (5/23/11)	12.89%
10 Years	13.97
5 Years	16.21
1 Year	-3.93
Class Y Shares
Inception (6/23/05)	11.04%
10 Years	14.54
5 Years	16.80
1 Year	-3.42
Class R5 Shares
Inception (12/22/10)	13.63%
10 Years	14.62
5 Years	16.85
1 Year	-3.44
Class R6 Shares
10 Years	14.69%
5 Years	16.96
1 Year	-3.34

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen American Franchise Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen American Franchise Fund (renamed Invesco American Franchise Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for     the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco American Franchise Fund

Schedule of Investments(a)

February 28, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.01%
Aerospace & Defense–2.68%
Airbus SE (France)(b)	1,591,759	$200,789,671

Lockheed Martin Corp.	163,055	70,733,259

Textron, Inc.	1,439,037	105,236,776

		376,759,706

Agricultural & Farm Machinery–0.77%
Deere & Co.	300,361	108,135,968

Application Software–3.44%
Datadog, Inc., Class A(b)(c)	362,961	58,476,646

HubSpot, Inc.(b)(c)	68,225	35,818,125

Paycom Software, Inc.(b)	194,075	65,832,181

RingCentral, Inc., Class A(b)	160,720	21,028,605

salesforce.com, inc.(b)	745,445	156,938,536

Synopsys, Inc.(b)(c)	414,175	129,384,128

Unity Software, Inc.(b)(c)	145,660	15,505,507

		482,983,728

Asset Management & Custody Banks–1.89%
Blackstone, Inc., Class A	113,853	14,512,842

KKR & Co., Inc., Class A	4,165,169	250,409,960

		264,922,802

Automobile Manufacturers–2.02%
General Motors Co.(b)	4,201,091	196,274,972

Tesla, Inc.(b)	99,617	86,709,625

		282,984,597

Biotechnology–0.34%
Alnylam Pharmaceuticals, Inc.(b)(c)	177,044	27,946,396

BeiGene Ltd., ADR (China)(b)(c)	91,818	19,329,525

Ultragenyx Pharmaceutical, Inc.(b)	960	64,627

		47,340,548

Casinos & Gaming–1.76%
Caesars Entertainment, Inc.(b)(c)	953,497	80,274,912

Penn National Gaming, Inc.(b)(c)	3,245,687	166,666,028

		246,940,940

Construction Machinery & Heavy Trucks–0.58%
Oshkosh Corp.(c)	728,595	80,903,189

Consumer Electronics–1.44%
Sony Group Corp. (Japan)	1,976,900	202,403,567

Copper–1.89%
Freeport-McMoRan, Inc.	5,651,469	265,336,470

Data Processing & Outsourced Services–1.67%
Adyen N.V. (Netherlands)(b)(d)	59,400	121,692,966

Block, Inc., Class A(b)	312,128	39,796,320

PayPal Holdings, Inc.(b)	24,903	2,787,393

Visa, Inc., Class A	322,752	69,753,162

		234,029,841

Diversified Metals & Mining–0.70%
Glencore PLC (Australia)	16,767,131	98,042,350

	Shares	Value

Diversified Support Services–0.39%
Cintas Corp.	144,918	$54,390,624

Electrical Components & Equipment–0.48%
ABB Ltd., ADR (Switzerland)(c)	1,998,329	67,303,721

Electronic Equipment & Instruments–1.36%
Teledyne Technologies, Inc.(b)	446,581	191,752,950

Financial Exchanges & Data–0.23%
MSCI, Inc.	26,294	13,191,437

S&P Global, Inc.	49,658	18,656,510

		31,847,947

Food Distributors–0.97%
US Foods Holding Corp.(b)	3,475,988	135,876,371

Food Retail–0.85%
HelloFresh SE (Germany)(b)(c)	2,181,766	119,606,450

Health Care Equipment–2.72%
DexCom, Inc.(b)	270,130	111,809,509

Intuitive Surgical, Inc.(b)	556,485	161,564,290

Shockwave Medical, Inc.(b)	608,514	107,846,936

		381,220,735

Health Care Supplies–1.23%
Align Technology, Inc.(b)	91,088	46,587,868

Cooper Cos., Inc. (The)	309,992	126,792,928

		173,380,796

Home Improvement Retail–2.81%
Lowe’s Cos., Inc.	1,781,812	393,887,361

Hotels, Resorts & Cruise Lines–2.29%
Booking Holdings, Inc.(b)	137,139	297,900,193

Travel + Leisure Co.	431,972	24,212,030

		322,112,223

Integrated Oil & Gas–1.45%
Occidental Petroleum Corp.	2,104,580	92,033,284

Suncor Energy, Inc. (Canada)	3,639,455	111,112,561

		203,145,845

Interactive Home Entertainment–2.47%
Electronic Arts, Inc.	1,374,103	178,757,059

Nintendo Co. Ltd. (Japan)	305,800	154,599,486

Sea Ltd., ADR (Taiwan)(b)	92,596	13,481,978

		346,838,523

Interactive Media & Services–8.96%
Alphabet, Inc., Class A(b)	335,512	906,264,884

Meta Platforms, Inc., Class A(b)(c)	1,219,374	257,324,495

ZoomInfo Technologies, Inc., Class A(b)	1,713,169	93,693,212

		1,257,282,591

Internet & Direct Marketing Retail–7.31%
Amazon.com, Inc.(b)	306,049	939,956,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco American Franchise Fund

	Shares	Value

Internet & Direct Marketing Retail–(continued)
Farfetch Ltd., Class A (United Kingdom)(b)(c)	4,501,051	$85,745,021

		1,025,701,073

Internet Services & Infrastructure–2.25%
Cloudflare, Inc., Class A(b)(c)	961,312	111,915,943

MongoDB, Inc.(b)(c)	249,593	95,342,030

Shopify, Inc., Class A (Canada)(b)	59,346	41,201,554

Snowflake, Inc., Class A(b)	252,651	67,119,265

		315,578,792

Investment Banking & Brokerage–0.31%
Charles Schwab Corp. (The)	512,547	43,289,720

Life Sciences Tools & Services–2.64%
Avantor, Inc.(b)(c)	4,542,001	157,562,015

IQVIA Holdings, Inc.(b)	628,269	144,577,262

Thermo Fisher Scientific, Inc.	126,744	68,948,736

		371,088,013

Managed Health Care–2.09%
UnitedHealth Group, Inc.	616,229	293,244,894

Movies & Entertainment–0.40%
Netflix, Inc.(b)	141,409	55,788,679

Oil & Gas Equipment & Services–0.62%
Baker Hughes Co., Class A	1,750,994	51,444,203

Halliburton Co.	1,063,660	35,664,520

		87,108,723

Oil & Gas Exploration & Production–0.93%
APA Corp.	3,651,703	130,110,178

Other Diversified Financial Services–1.91%
Apollo Global Management, Inc.	4,107,319	268,043,638

Pharmaceuticals–0.87%
Novo Nordisk A/S, ADR (Denmark)	143,360	14,758,912

Novo Nordisk A/S, Class B (Denmark)	976,996	100,603,441

Reata Pharmaceuticals, Inc., Class A(b)	206,265	6,753,116

		122,115,469

Semiconductor Equipment–2.02%
Applied Materials, Inc.	1,512,672	203,000,582

ASML Holding N.V., New York Shares (Netherlands)	121,056	80,685,035

		283,685,617

Semiconductors–7.48%
Monolithic Power Systems, Inc.	257,070	117,918,009

NVIDIA Corp.	2,081,858	507,661,073

QUALCOMM, Inc.	2,468,193	424,504,514

		1,050,083,596

Systems Software–13.69%
Microsoft Corp.	3,861,696	1,153,836,148

	Shares	Value

Systems Software–(continued)
Palo Alto Networks, Inc.(b)(c)	591,652	$351,589,201

ServiceNow, Inc.(b)	511,524	296,642,998

Zscaler, Inc.(b)(c)	500,310	119,649,136

		1,921,717,483

Technology Hardware, Storage & Peripherals–6.99%
Apple, Inc.	5,944,068	981,484,508

Tobacco–0.65%
Philip Morris International, Inc.	903,540	91,320,788

Trading Companies & Distributors–1.21%
Fastenal Co.(c)	986,079	50,743,626

United Rentals, Inc.(b)	372,236	119,718,542

		170,462,168

Trucking–1.25%
Knight-Swift Transportation Holdings, Inc.	1,660,349	90,455,814

Lyft, Inc., Class A(b)(c)	2,172,660	84,603,380

		175,059,194

Total Common Stocks & Other Equity Interests (Cost $8,079,564,579)		13,755,312,376

Money Market Funds–2.51%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	123,141,454	123,141,454

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	87,955,407	87,955,407

Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	140,733,090	140,733,090

Total Money Market Funds (Cost $351,830,568)		351,829,951

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.52% (Cost $8,431,395,147)		14,107,142,327

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.33%
Invesco Private Government Fund, 0.12%(e)(f)(g)	98,140,228	98,140,228

Invesco Private Prime Fund, 0.08%(e)(f)(g)	229,164,149	229,187,070

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $327,331,812)		327,327,298

TOTAL INVESTMENTS IN SECURITIES-102.85% (Cost $8,758,726,959)		14,434,469,625

OTHER ASSETS LESS LIABILITIES–(2.85)%		(400,167,626)

NET ASSETS-100.00%		$14,034,301,999

Investment Abbreviations:

ADR - American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco American Franchise Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,588,579	$604,250,647	$(496,697,772)	$-	$-	$123,141,454	$3,425
Invesco Liquid Assets Portfolio, Institutional Class	11,134,585	424,304,052	(347,479,980)	(617)	(2,633)	87,955,407	1,127
Invesco Treasury Portfolio, Institutional Class	17,815,519	690,572,168	(567,654,597)	-	-	140,733,090	1,497
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	163,398,254	1,208,003,463	(1,273,261,489)	-	-	98,140,228	21,701*
Invesco Private Prime Fund	381,262,596	2,241,255,611	(2,393,200,304)	(4,518)	(126,315)	229,187,070	221,148*
Investments in Other Affiliates:
Reata Pharmaceuticals, Inc., Class A*	269,677,142	-	(70,586,976)	20,755,379	(213,092,429)	6,753,116	-
Total	$858,876,675	$5,168,385,941	$(5,148,881,118)	$20,750,244	$(213,221,377)	$685,910,365	$248,898

*	At February 28, 2022, this security was no longer an affiliate of the Fund.
*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2022

Information Technology	38.90%

Consumer Discretionary	17.63

Communication Services	11.83

Health Care	9.89

Industrials	7.36

Financials	4.34

Energy	3.00

Materials	2.59

Consumer Staples	2.47

Money Market Funds Plus Other Assets Less Liabilities	1.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco American Franchise Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $8,079,564,579)*	$13,755,312,376

Investments in affiliated money market funds, at value (Cost $679,162,380)	679,157,249

Foreign currencies, at value (Cost $7,699)	7,625

Receivable for:
Investments sold	4,016,200

Fund shares sold	2,578,721

Dividends	4,084,636

Investment for trustee deferred compensation and retirement plans	2,202,247

Other assets	782,806

Total assets	14,448,141,860

Liabilities:
Payable for:
Investments purchased	70,019,290

Fund shares reacquired	8,230,787

Collateral upon return of securities loaned	327,331,812

Accrued fees to affiliates	5,711,354

Accrued trustees’ and officers’ fees and benefits	14,529

Accrued other operating expenses	121,457

Trustee deferred compensation and retirement plans	2,410,632

Total liabilities	413,839,861

Net assets applicable to shares outstanding	$14,034,301,999

Net assets consist of:
Shares of beneficial interest	$8,367,307,312

Distributable earnings	5,666,994,687

$14,034,301,999

Net Assets:
Class A	$13,216,060,209

Class C	$129,824,775

Class R	$59,753,430

Class Y	$507,729,963

Class R5	$43,041,222

Class R6	$77,892,400

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	593,312,322

Class C	6,989,136

Class R	2,808,698

Class Y	21,732,190

Class R5	1,832,790

Class R6	3,274,630

Class A:
Net asset value per share	$22.28

Maximum offering price per share (Net asset value of $22.28 ÷ 94.50%)	$23.58

Class C:
Net asset value and offering price per share	$18.58

Class R:
Net asset value and offering price per share	$21.27

Class Y:
Net asset value and offering price per share	$23.36

Class R5:
Net asset value and offering price per share	$23.48

Class R6:
Net asset value and offering price per share	$23.79

*	At February 28, 2022, securities with an aggregate value of $324,679,495 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco American Franchise Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $273,671)	$33,934,366

Dividends from affiliated money market funds (includes securities lending income of $282,772)	288,821

Total investment income	34,223,187

Expenses:
Advisory fees	44,601,111

Administrative services fees	1,127,071

Custodian fees	49,716

Distribution fees:
Class A	18,665,866

Class C	758,849

Class R	161,386

Transfer agent fees – A, C, R and Y	7,588,993

Transfer agent fees – R5	22,031

Transfer agent fees – R6	13,977

Trustees’ and officers’ fees and benefits	66,248

Registration and filing fees	123,939

Reports to shareholders	134,372

Professional services fees	30,341

Other	45,551

Total expenses	73,389,451

Less: Fees waived and/or expense offset arrangement(s)	(7,657)

Net expenses	73,381,794

Net investment income (loss)	(39,158,607)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,005,994,576

Affiliated investment securities	(213,221,377)

Foreign currencies	2,164

792,775,363

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,032,069,817)

Affiliated investment securities	20,750,244

Foreign currencies	(22,323)

(3,011,341,896)

Net realized and unrealized gain (loss)	(2,218,566,533)

Net increase (decrease) in net assets resulting from operations	$(2,257,725,140)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco American Franchise Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021

Operations:
Net investment income (loss)	$(39,158,607)	$(72,620,353)

Net realized gain	792,775,363	3,067,486,861

Change in net unrealized appreciation (depreciation)	(3,011,341,896)	390,511,051

Net increase (decrease) in net assets resulting from operations	(2,257,725,140)	3,385,377,559

Distributions to shareholders from distributable earnings:
Class A	(3,197,652,400)	(1,179,618,104)

Class C	(37,450,406)	(17,822,655)

Class R	(14,396,356)	(4,447,523)

Class Y	(126,355,901)	(43,107,227)

Class R5	(9,536,193)	(3,605,265)

Class R6	(17,938,544)	(6,061,783)

Total distributions from distributable earnings	(3,403,329,800)	(1,254,662,557)

Share transactions–net:
Class A	2,500,077,640	296,926,981

Class C	24,724,801	(38,025,765)

Class R	16,985,708	8,315,225

Class Y	93,689,244	47,741,533

Class R5	7,524,916	1,457,051

Class R6	11,575,942	14,389,901

Net increase in net assets resulting from share transactions	2,654,578,251	330,804,926

Net increase (decrease) in net assets	(3,006,476,689)	2,461,519,928

Net assets:
Beginning of period	17,040,778,688	14,579,258,760

End of period	$14,034,301,999	$17,040,778,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco American Franchise Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/22	$32.86	$(0.07)	$(3.84)	$(3.91)	$(6.67)	$22.28	(13.61)%	$13,216,060	0.93	%(d)	0.93	%(d)	(0.50	)%(d)	36%
Year ended 08/31/21	28.90	(0.14)	6.62	6.48	(2.52)	32.86	24.04	16,037,060	0.97		0.97		(0.47)		57
Year ended 08/31/20	21.27	(0.03)	9.17	9.14	(1.51)	28.90	45.42	13,733,417	1.00		1.00		(0.15)		52
Year ended 08/31/19	23.12	(0.01)	(0.04)	(0.05)	(1.80)	21.27	1.21	10,115,813	1.01		1.01		(0.04)		43
Year ended 08/31/18	20.25	(0.04)	3.97	3.93	(1.06)	23.12	20.30	10,524,889	1.01		1.01		(0.17)		44
Year ended 08/31/17	16.96	(0.03)	3.99	3.96	(0.67)	20.25	24.19	9,333,084	1.06		1.06		(0.15)		48
Class C
Six months ended 02/28/22	28.67	(0.15)	(3.27)	(3.42)	(6.67)	18.58	(13.93)	129,825	1.68	(d)	1.68	(d)	(1.25	)(d)	36
Year ended 08/31/21	25.70	(0.32)	5.81	5.49	(2.52)	28.67	23.11	164,671	1.72		1.72		(1.22)		57
Year ended 08/31/20	19.21	(0.18)	8.18	8.00	(1.51)	25.70	44.30	185,177	1.75		1.75		(0.90)		52
Year ended 08/31/19	21.23	(0.15)	(0.07)	(0.22)	(1.80)	19.21	0.46	139,839	1.76		1.76		(0.79)		43
Year ended 08/31/18	18.81	(0.18)	3.66	3.48	(1.06)	21.23	19.43	401,863	1.76		1.76		(0.92)		44
Year ended 08/31/17	15.92	(0.15)	3.71	3.56	(0.67)	18.81	23.23	370,960	1.81		1.81		(0.90)		48
Class R
Six months ended 02/28/22	31.73	(0.10)	(3.69)	(3.79)	(6.67)	21.27	(13.74)	59,753	1.18	(d)	1.18	(d)	(0.75	)(d)	36
Year ended 08/31/21	28.06	(0.21)	6.40	6.19	(2.52)	31.73	23.70	66,494	1.22		1.22		(0.72)		57
Year ended 08/31/20	20.75	(0.09)	8.91	8.82	(1.51)	28.06	45.00	50,219	1.25		1.25		(0.40)		52
Year ended 08/31/19	22.65	(0.06)	(0.04)	(0.10)	(1.80)	20.75	0.99	34,114	1.26		1.26		(0.29)		43
Year ended 08/31/18	19.91	(0.09)	3.89	3.80	(1.06)	22.65	19.99	38,537	1.26		1.26		(0.42)		44
Year ended 08/31/17	16.72	(0.07)	3.93	3.86	(0.67)	19.91	23.93	34,479	1.31		1.31		(0.40)		48
Class Y
Six months ended 02/28/22	34.08	(0.04)	(4.01)	(4.05)	(6.67)	23.36	(13.54)	507,730	0.68	(d)	0.68	(d)	(0.25	)(d)	36
Year ended 08/31/21	29.81	(0.07)	6.86	6.79	(2.52)	34.08	24.36	624,045	0.72		0.72		(0.22)		57
Year ended 08/31/20	21.85	0.03	9.44	9.47	(1.51)	29.81	45.74	496,757	0.75		0.75		0.10		52
Year ended 08/31/19	23.63	0.04	(0.02)	0.02	(1.80)	21.85	1.50	350,473	0.76		0.76		0.21		43
Year ended 08/31/18	20.62	0.02	4.05	4.07	(1.06)	23.63	20.63	368,991	0.76		0.76		0.08		44
Year ended 08/31/17	17.22	0.02	4.05	4.07	(0.67)	20.62	24.47	264,309	0.81		0.81		0.10		48
Class R5
Six months ended 02/28/22	34.22	(0.04)	(4.03)	(4.07)	(6.67)	23.48	(13.54)	43,041	0.67	(d)	0.67	(d)	(0.24	)(d)	36
Year ended 08/31/21	29.92	(0.06)	6.88	6.82	(2.52)	34.22	24.37	51,787	0.70		0.70		(0.20)		57
Year ended 08/31/20	21.91	0.04	9.48	9.52	(1.51)	29.92	45.85	43,712	0.70		0.70		0.15		52
Year ended 08/31/19	23.68	0.05	(0.02)	0.03	(1.80)	21.91	1.54	75,149	0.71		0.71		0.26		43
Year ended 08/31/18	20.66	0.03	4.05	4.08	(1.06)	23.68	20.64	86,177	0.71		0.71		0.13		44
Year ended 08/31/17	17.23	0.03	4.07	4.10	(0.67)	20.66	24.63	67,740	0.72		0.72		0.19		48
Class R6
Six months ended 02/28/22	34.55	(0.03)	(4.06)	(4.09)	(6.67)	23.79	(13.46)	77,892	0.61	(d)	0.61	(d)	(0.18	)(d)	36
Year ended 08/31/21	30.17	(0.04)	6.94	6.90	(2.52)	34.55	24.44	96,722	0.63		0.63		(0.13)		57
Year ended 08/31/20	22.07	0.05	9.56	9.61	(1.51)	30.17	45.93	69,977	0.62		0.62		0.23		52
Year ended 08/31/19	23.81	0.07	(0.01)	0.06	(1.80)	22.07	1.66	129,831	0.62		0.62		0.35		43
Year ended 08/31/18	20.75	0.05	4.07	4.12	(1.06)	23.81	20.75	139,584	0.62		0.62		0.22		44
Year ended 08/31/17	17.29	0.05	4.08	4.13	(0.67)	20.75	24.72	130,807	0.64		0.64		0.27		48

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco American Franchise Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco American Franchise Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco American Franchise Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2022, the Fund paid the Adviser $5,487 in fees for securities lending agent services.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

12	Invesco American Franchise Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $550 million	0.620%
Next $3.45 billion	0.600%
Next $250 million	0.595%
Next $2.25 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.56%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $6,614.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.

13	Invesco American Franchise Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2022, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $630,608 in front-end sales commissions from the sale of Class A shares and $7,187 and $4,979 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2022, the Fund incurred $286,211 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$12,757,574,445	$997,737,931	$–	$13,755,312,376

Money Market Funds	351,829,951	327,327,298	–	679,157,249

Total Investments	$13,109,404,396	$1,325,065,229	$–	$14,434,469,625

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,043.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

14	Invesco American Franchise Fund

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $5,635,685,629 and $6,669,276,763, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$6,047,909,268

Aggregate unrealized (depreciation) of investments	(474,805,292)

Net unrealized appreciation of investments	$5,573,103,976

Cost of investments for tax purposes is $8,861,365,649.

NOTE 9–Share Information

		Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	7,709,727	$214,278,645	19,265,282	$570,137,146

Class C	337,251	8,181,313	1,397,107	36,192,157

Class R	380,415	9,834,519	678,702	19,450,588

Class Y	2,330,238	69,959,992	4,315,463	131,921,615

Class R5	257,950	7,284,220	159,304	4,910,735

Class R6	347,910	10,714,640	971,772	30,258,143

Issued as reinvestment of dividends:
Class A	122,714,536	2,985,644,479	39,784,582	1,102,031,019

Class C	1,760,545	35,774,296	697,207	16,942,122

Class R	616,831	14,341,328	165,936	4,447,072

Class Y	3,622,697	92,415,012	1,176,962	33,743,515

Class R5	367,816	9,430,807	125,191	3,604,245

Class R6	655,813	17,031,460	201,835	5,865,328

Automatic conversion of Class C shares to Class A shares:
Class A	251,737	6,869,721	1,744,141	50,350,975

Class C	(295,743)	(6,869,721)	(1,987,980)	(50,350,975)

Reacquired:
Class A	(25,470,727)	(706,715,205)	(47,968,298)	(1,425,592,159)

Class C	(556,968)	(12,361,087)	(1,567,978)	(40,809,069)

Class R	(283,956)	(7,190,139)	(538,931)	(15,582,435)

Class Y	(2,534,404)	(68,685,760)	(3,843,562)	(117,923,597)

Class R5	(306,511)	(9,190,111)	(232,122)	(7,057,929)

Class R6	(528,164)	(16,170,158)	(694,224)	(21,733,570)

Net increase in share activity	111,376,993	$2,654,578,251	13,850,389	$330,804,926

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$863.70	$4.30	$1,020.18	$4.66	0.93%
Class C	1,000.00	860.30	7.75	1,016.46	8.40	1.68
Class R	1,000.00	862.60	5.45	1,018.94	5.91	1.18
Class Y	1,000.00	864.90	3.14	1,021.42	3.41	0.68
Class R5	1,000.00	864.60	3.10	1,021.47	3.36	0.67
Class R6	1,000.00	865.40	2.82	1,021.77	3.06	0.61

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco American Franchise Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-AMFR-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco Capital Appreciation Fund

Nasdaq:

A: OPTFX ∎ C: OTFCX ∎ R: OTCNX ∎ Y: OTCYX ∎ R5: CPTUX ∎ R6: OPTIX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-11.62%
Class C Shares	-11.97
Class R Shares	-11.74
Class Y Shares	-11.54
Class R5 Shares	-11.54
Class R6 Shares	-11.50
S&P 500 Index▼	-2.62
Russell 1000 Growth Index▼	-7.75
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Capital Appreciation Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges

Class A Shares
Inception (1/22/81)	12.07%
10 Years	13.07
5 Years	15.50
1 Year	-1.60

Class C Shares
Inception (12/1/93)	9.71%
10 Years	13.01
5 Years	15.91
1 Year	2.67

Class R Shares
Inception (3/1/01)	6.50%
10 Years	13.41
5 Years	16.50
1 Year	3.85

Class Y Shares
Inception (11/3/97)	8.38%
10 Years	13.99
5 Years	17.07
1 Year	4.35

Class R5 Shares
10 Years	13.80%
5 Years	17.01
1 Year	4.37

Class R6 Shares
Inception (12/29/11)	15.11%
10 Years	14.20
5 Years	17.31
1 Year	4.44

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Capital Appreciation Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Capital Appreciation Fund. The Fund was subsequently renamed the Invesco Capital Appreciation Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Capital Appreciation Fund

Schedule of Investments(a)

February 28, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.01%
Aerospace & Defense–1.07%
L3Harris Technologies, Inc.	16,206	$ 4,088,936
Northrop Grumman Corp.	28,748	12,710,641
TransDigm Group, Inc.(b)	55,124	36,745,107
		53,544,684

Agricultural & Farm Machinery–1.28%
Deere & Co.	178,090	64,115,962

Application Software–7.40%
Atlassian Corp. PLC, Class A(b)	192,019	58,704,049
Datadog, Inc., Class A(b)	315,746	50,869,838
HubSpot, Inc.(b)	110,427	57,974,175
Intuit, Inc.	127,198	60,338,915
Synopsys, Inc.(b)	228,969	71,527,626
Trade Desk, Inc. (The), Class A(b)	427,654	36,487,439
Tyler Technologies, Inc.(b)(c)	84,406	36,147,714
		372,049,756

Asset Management & Custody Banks–2.01%
Ameriprise Financial, Inc.	106,490	31,924,637
KKR & Co., Inc., Class A	1,148,148	69,026,658
		100,951,295

Auto Parts & Equipment–0.73%
Aptiv PLC(b)	284,696	36,851,050

Automobile Manufacturers–1.62%
Tesla, Inc.(b)	93,575	81,450,487

Automotive Retail–0.94%
AutoZone, Inc.(b)	25,453	47,428,866

Biotechnology–0.39%
Alnylam Pharmaceuticals, Inc.(b)	124,369	19,631,647

Data Processing & Outsourced Services–1.36%
Mastercard, Inc., Class A	189,552	68,394,153

Electrical Components & Equipment–1.06%
Generac Holdings, Inc.(b)	168,575	53,180,355

Environmental & Facilities Services–0.98%
Waste Connections, Inc.	399,070	49,281,154

Financial Exchanges & Data–1.52%
MSCI, Inc.	67,693	33,960,901
S&P Global, Inc.	113,422	42,612,646
		76,573,547

General Merchandise Stores–0.49%
Target Corp.	123,661	24,703,758

Health Care Equipment–2.36%
DexCom, Inc.(b)	68,636	28,409,127
Edwards Lifesciences Corp.(b)	259,695	29,181,927
IDEXX Laboratories, Inc.(b)	64,638	34,410,039
Intuitive Surgical, Inc.(b)	92,312	26,800,943
		118,802,036

	Shares	Value
Health Care Facilities–1.13%
HCA Healthcare, Inc.	226,826	$ 56,776,816

Home Improvement Retail–0.74%
Home Depot, Inc. (The)	118,224	37,338,686

Hotels, Resorts & Cruise Lines–2.43%
Airbnb, Inc., Class A(b)	294,591	44,627,590
Marriott International, Inc., Class A(b)	456,949	77,745,303
		122,372,893

Industrial Gases–0.74%
Linde PLC (United Kingdom)	127,323	37,336,196

Industrial REITs–0.55%
Prologis, Inc.	190,722	27,816,804

Interactive Media & Services–8.05%
Alphabet, Inc., Class C(b)	150,048	404,802,495

Internet & Direct Marketing Retail–5.39%
Amazon.com, Inc.(b)	88,184	270,835,992

Internet Services & Infrastructure–0.63%
MongoDB, Inc.(b)(c)	82,222	31,407,982

Investment Banking & Brokerage–1.04%
Charles Schwab Corp. (The)	270,773	22,869,488
Goldman Sachs Group, Inc. (The)	86,333	29,464,589
		52,334,077

IT Consulting & Other Services–1.14%
Accenture PLC, Class A	181,733	57,431,263

Life Sciences Tools & Services–3.59%
Danaher Corp.	379,615	104,170,152
Thermo Fisher Scientific, Inc.	86,991	47,323,104
West Pharmaceutical Services, Inc.	74,329	28,771,269
		180,264,525

Managed Health Care–3.54%
Anthem, Inc.	74,274	33,560,707
UnitedHealth Group, Inc.	302,970	144,174,334
		177,735,041

Movies & Entertainment–1.05%
Live Nation Entertainment, Inc.(b)(c)	434,766	52,528,428

Oil & Gas Exploration & Production–1.09%
Pioneer Natural Resources Co.	228,456	54,738,058

Oil & Gas Storage & Transportation–1.29%
Cheniere Energy, Inc.	486,606	64,669,937

Personal Products–1.05%
Estee Lauder Cos., Inc. (The), Class A	177,769	52,678,288

Pharmaceuticals–1.35%
Catalent, Inc.(b)	217,564	22,200,230
Eli Lilly and Co.	181,942	45,476,403
		67,676,633

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Capital Appreciation Fund

	Shares	Value
Railroads–0.37%
Union Pacific Corp.	74,581	$ 18,343,197

Regional Banks–1.21%
SVB Financial Group(b)	100,743	61,050,258

Restaurants–1.44%
Chipotle Mexican Grill, Inc.(b)	23,176	35,305,159
Domino’s Pizza, Inc.	85,770	37,070,652
		72,375,811

Semiconductor Equipment–1.95%
Applied Materials, Inc.	282,087	37,856,076
ASML Holding N.V., New York Shares (Netherlands)	90,614	60,395,137
		98,251,213

Semiconductors–10.41%
Advanced Micro Devices, Inc.(b)	847,958	104,587,140
Marvell Technology, Inc.	968,220	66,158,473
Monolithic Power Systems, Inc.	208,445	95,613,722
NVIDIA Corp.	738,817	180,160,525
QUALCOMM, Inc.	447,169	76,908,596
		523,428,456

Specialized REITs–0.94%
Extra Space Storage, Inc.	250,891	47,205,142

Specialty Chemicals–0.73%
Albemarle Corp.(c)	187,687	36,766,006

Systems Software–12.29%
Microsoft Corp.	1,648,551	492,570,553
Palo Alto Networks, Inc.(b)	64,844	38,533,547
ServiceNow, Inc.(b)	149,381	86,629,030
		617,733,130

Technology Hardware, Storage & Peripherals–8.58%
Apple, Inc.	2,612,229	431,331,252

	Shares	Value

Trading Companies & Distributors–1.16%
United Rentals, Inc.(b)	181,367	$58,331,255

Trucking–0.92%
Old Dominion Freight Line, Inc.	146,551	46,021,410

Total Common Stocks & Other Equity Interests (Cost $3,469,068,894)		4,926,539,994

Money Market Funds–2.44%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	42,904,030	42,904,030

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	30,630,748	30,630,748

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	49,033,177	49,033,177

Total Money Market Funds (Cost $122,570,904)		122,567,955

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.45% (Cost $3,591,639,798)		5,049,107,949

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.84%
Invesco Private Government Fund, 0.12%(d)(e)(f)	12,669,442	12,669,442

Invesco Private Prime Fund, 0.08%(d)(e)(f)	29,559,076	29,562,032

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,231,474)		42,231,474

TOTAL INVESTMENTS IN SECURITIES–101.29% (Cost $3,633,871,272)		5,091,339,423

OTHER ASSETS LESS LIABILITIES-(1.29)%		(64,705,706)

NET ASSETS–100.00%		$5,026,633,717

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,790,600	$305,379,247	$(285,265,817)	$-	$-	$42,904,030	$3,684
Invesco Liquid Assets Portfolio, Institutional Class	15,342,476	218,128,033	(202,826,831)	(2,949)	(9,981)	30,630,748	1,195
Invesco Treasury Portfolio, Institutional Class	26,046,400	349,004,854	(326,018,077)	-	-	49,033,177	1,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Capital Appreciation Fund

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$35,368,718	$393,218,635	$(415,917,911)	$-	$-	$12,669,442	$2,856	*
Invesco Private Prime Fund	103,855,721	721,244,418	(795,509,772)	-	(28,335)	29,562,032	29,200	*
Total	$203,403,915	$1,986,975,187	$(2,025,538,408)	$(2,949)	$(38,316)	$164,799,429	$38,581

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2022

Information Technology	43.76%
Consumer Discretionary	13.78
Health Care	12.36
Communication Services	9.10
Industrials	6.84
Financials	5.78
Energy	2.38
Other Sectors, Each Less than 2% of Net Assets	4.01
Money Market Funds Plus Other Assets Less Liabilities	1.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Capital Appreciation Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,469,068,894)*	$4,926,539,994
Investments in affiliated money market funds, at value (Cost $164,802,378)	164,799,429
Cash	5,000,000
Foreign currencies, at value (Cost $146)	139
Receivable for:
Investments sold	6,088,528
Fund shares sold	1,384,553
Dividends	2,865,996
Investment for trustee deferred compensation and retirement plans	529,368
Other assets	342,538
Total assets	5,107,550,545

Liabilities:
Payable for:
Investments purchased	32,105,320
Fund shares reacquired	3,605,174
Collateral upon return of securities loaned	42,231,474
Accrued fees to affiliates	1,888,602
Accrued trustees’ and officers’ fees and benefits	411,693
Accrued other operating expenses	145,197
Trustee deferred compensation and retirement plans	529,368
Total liabilities	80,916,828
Net assets applicable to shares outstanding	$5,026,633,717

Net assets consist of:
Shares of beneficial interest	$3,483,557,018
Distributable earnings	1,543,076,699
$5,026,633,717

Net Assets:
Class A	$4,542,669,211
Class C	$183,230,194
Class R	$149,793,762
Class Y	$135,971,817
Class R5	$37,966
Class R6	$14,930,767

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	74,934,792
Class C	5,712,871
Class R	2,797,309
Class Y	1,935,061
Class R5	619
Class R6	209,196
Class A:
Net asset value per share	$60.62
Maximum offering price per share (Net asset value of $60.62 ÷ 94.50%)	$64.15
Class C:
Net asset value and offering price per share	$32.07
Class R:
Net asset value and offering price per share	$53.55
Class Y:
Net asset value and offering price per share	$70.27
Class R5:
Net asset value and offering price per share	$61.33
Class R6:
Net asset value and offering price per share	$71.37

*	At February 28, 2022, securities with an aggregate value of $41,650,989 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Capital Appreciation Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $69,150)	$11,676,551

Dividends from affiliated money market funds (includes securities lending income of $37,397)	43,922

Total investment income	11,720,473

Expenses:
Advisory fees	16,034,097

Administrative services fees	389,279

Custodian fees	16,612

Distribution fees:
Class A	5,720,248

Class C	1,040,813

Class R	416,476

Transfer agent fees – A, C, R and Y	2,680,692

Transfer agent fees – R5	20

Transfer agent fees – R6	2,353

Trustees’ and officers’ fees and benefits	90,998

Registration and filing fees	66,478

Professional services fees	33,864

Other	(118,834)

Total expenses	26,373,096

Less: Fees waived and/or expense offset arrangement(s)	(10,737)

Net expenses	26,362,359

Net investment income (loss)	(14,641,886)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	328,585,574

Affiliated investment securities	(38,316)

Foreign currencies	(26)

328,547,232

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(984,396,983)

Affiliated investment securities	(2,949)

Foreign currencies	(6,541)

(984,406,473)

Net realized and unrealized gain (loss)	(655,859,241)

Net increase (decrease) in net assets resulting from operations	$(670,501,127)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Capital Appreciation Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021

Operations:
Net investment income (loss)	$(14,641,886)	$(26,263,247)

Net realized gain	328,547,232	1,251,976,090

Change in net unrealized appreciation (depreciation)	(984,406,473)	189,945,969

Net increase (decrease) in net assets resulting from operations	(670,501,127)	1,415,658,812

Distributions to shareholders from distributable earnings:
Class A	(1,172,854,825)	(145,813,851)

Class C	(75,716,658)	(11,056,988)

Class R	(42,298,263)	(5,248,778)

Class Y	(30,905,063)	(3,556,459)

Class R5	(10,229)	(1,192)

Class R6	(3,523,987)	(442,993)

Total distributions from distributable earnings	(1,325,309,025)	(166,120,261)

Share transactions–net:
Class A	956,308,288	(246,667,484)

Class C	63,049,010	(52,267,579)

Class R	37,253,556	(7,939,937)

Class Y	25,301,910	11,470,533

Class R5	6,862	791

Class R6	666,465	1,290,772

Net increase (decrease) in net assets resulting from share transactions	1,082,586,091	(294,112,904)

Net increase (decrease) in net assets	(913,224,061)	955,425,647

Net assets:
Beginning of period	5,939,857,778	4,984,432,131

End of period	$5,026,633,717	$5,939,857,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Capital Appreciation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 02/28/22	$88.67	$(0.19)	$(8.11)	$(8.30)	$-	$(19.75)	$(19.75)	$60.62	(11.62	)%(e)	$4,542,669	0.92	%(e)(f)	0.92	%(e)(f)	(0.50	)%(e)(f)	33%
Year ended 08/31/21	70.34	(0.35)	21.03	20.68	-	(2.35)	(2.35)	88.67	30.19	(e)	5,364,306	0.95	(e)	0.95	(e)	(0.46	)(e)	78
Year ended 08/31/20	62.38	(0.12)	21.17	21.05	-	(13.09)	(13.09)	70.34	39.41	(e)	4,478,067	1.00	(e)	1.00	(e)	(0.22	)(e)	31
Year ended 08/31/19	65.82	(0.03)	1.23	1.20	-	(4.64)	(4.64)	62.38	2.97		3,566,269	1.03	(g)	1.03		(0.06)		64
Year ended 08/31/18	59.87	0.00	11.40	11.40	(0.01)	(5.44)	(5.45)	65.82	20.23		3,606,256	1.03	(g)	1.03		(0.01)		29
Year ended 08/31/17	52.99	0.04	9.01	9.05	(0.04)	(2.13)	(2.17)	59.87	17.90		3,266,760	1.05	(g)	1.05		0.08		63
Class C
Six months ended 02/28/22	56.55	(0.28)	(4.45)	(4.73)	-	(19.75)	(19.75)	32.07	(11.97)		183,230	1.69	(f)	1.69	(f)	(1.27	)(f)	33
Year ended 08/31/21	46.01	(0.60)	13.49	12.89	-	(2.35)	(2.35)	56.55	29.17		221,514	1.73		1.73		(1.24)		78
Year ended 08/31/20	45.21	(0.39)	14.28	13.89	-	(13.09)	(13.09)	46.01	38.34		230,567	1.78		1.78		(1.00)		31
Year ended 08/31/19	49.50	(0.36)	0.71	0.35	-	(4.64)	(4.64)	45.21	2.18		201,751	1.80	(g)	1.80		(0.83)		64
Year ended 08/31/18	46.61	(0.36)	8.69	8.33	-	(5.44)	(5.44)	49.50	19.33		404,733	1.79	(g)	1.79		(0.77)		29
Year ended 08/31/17	42.02	(0.30)	7.02	6.72	-	(2.13)	(2.13)	46.61	16.98		376,618	1.82	(g)	1.82		(0.69)		63
Class R
Six months ended 02/28/22	80.77	(0.26)	(7.21)	(7.47)	-	(19.75)	(19.75)	53.55	(11.74)		149,794	1.19	(f)	1.19	(f)	(0.77	)(f)	33
Year ended 08/31/21	64.44	(0.51)	19.19	18.68	-	(2.35)	(2.35)	80.77	29.83		175,274	1.23		1.23		(0.74)		78
Year ended 08/31/20	58.28	(0.26)	19.51	19.25	-	(13.09)	(13.09)	64.44	39.04		147,187	1.28		1.28		(0.50)		31
Year ended 08/31/19	62.00	(0.18)	1.10	0.92	-	(4.64)	(4.64)	58.28	2.68		117,019	1.30	(g)	1.30		(0.32)		64
Year ended 08/31/18	56.82	(0.15)	10.77	10.62	-	(5.44)	(5.44)	62.00	19.92		112,845	1.29	(g)	1.29		(0.27)		29
Year ended 08/31/17	50.49	(0.10)	8.56	8.46	-	(2.13)	(2.13)	56.82	17.60		92,888	1.31	(g)	1.31		(0.18)		63
Class Y
Six months ended 02/28/22	99.48	(0.12)	(9.34)	(9.46)	-	(19.75)	(19.75)	70.27	(11.52)		135,972	0.69	(f)	0.69	(f)	(0.27	)(f)	33
Year ended 08/31/21	78.49	(0.21)	23.55	23.34	-	(2.35)	(2.35)	99.48	30.44		158,879	0.73		0.73		(0.24)		78
Year ended 08/31/20	68.08	0.01	23.49	23.50	-	(13.09)	(13.09)	78.49	39.75		114,061	0.78		0.78		0.00		31
Year ended 08/31/19	71.23	0.11	1.40	1.51	(0.02)	(4.64)	(4.66)	68.08	3.20		95,438	0.80	(g)	0.80		0.17		64
Year ended 08/31/18	64.36	0.15	12.30	12.45	(0.14)	(5.44)	(5.58)	71.23	20.51		115,119	0.80	(g)	0.80		0.22		29
Year ended 08/31/17	56.79	0.16	9.69	9.85	(0.15)	(2.13)	(2.28)	64.36	18.16		149,511	0.82	(g)	0.82		0.27		63
Class R5
Six months ended 02/28/22	89.38	(0.10)	(8.20)	(8.30)	-	(19.75)	(19.75)	61.33	(11.53)		38	0.69	(f)	0.69	(f)	(0.27	)(f)	33
Year ended 08/31/21	70.69	(0.14)	21.18	21.04	-	(2.35)	(2.35)	89.38	30.55		46	0.67		0.69		(0.18)		78
Year ended 08/31/20	62.44	0.07	21.27	21.34	-	(13.09)	(13.09)	70.69	39.90		36	0.67		0.67		0.11		31
Period ended 08/31/19(h)	58.66	0.05	3.73	3.78	-	-	-	62.44	6.44		11	0.68	(f)(g)	0.68	(f)	0.29	(f)	64
Class R6
Six months ended 02/28/22	100.70	(0.09)	(9.49)	(9.58)	-	(19.75)	(19.75)	71.37	(11.50)		14,931	0.62	(f)	0.62	(f)	(0.20	)(f)	33
Year ended 08/31/21	79.32	(0.12)	23.85	23.73	-	(2.35)	(2.35)	100.70	30.62		19,838	0.62		0.63		(0.13)		78
Year ended 08/31/20	68.60	0.10	23.71	23.81	-	(13.09)	(13.09)	79.32	39.91		14,514	0.63		0.67		0.15		31
Year ended 08/31/19	71.57	0.23	1.58	1.81	(0.14)	(4.64)	(4.78)	68.60	3.66		9,747	0.63	(g)	0.63		0.33		64
Year ended 08/31/18	64.64	0.26	12.36	12.62	(0.25)	(5.44)	(5.69)	71.57	20.70		1,076,452	0.63	(g)	0.63		0.39		29
Year ended 08/31/17	57.04	0.29	9.71	10.00	(0.27)	(2.13)	(2.40)	64.64	18.40		1,131,656	0.63	(g)	0.63		0.49		63

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended August 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for Class A for the six months ended February 28, 2022 and 0.22% for the years ended August 31, 2021 and 2020, respectively.

(f)	Annualized.
(g)	Includes fee waivers which were less than 0.005% per share.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Capital Appreciation Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Capital Appreciation Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco Capital Appreciation Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2022, the Fund paid the Adviser $1,093 in fees for securities lending agent services.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases

12	Invesco Capital Appreciation Fund

and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $700 million	0.600%
Next $1 billion	0.580%
Next $2 billion	0.560%
Next $2 billion	0.540%
Next $2 billion	0.520%
Next $2.5 billion	0.500%
Over $11 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.57%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive and/or reimburse expenses during the period under these expense limits.

13	Invesco Capital Appreciation Fund

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $9,969.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $231,236 in front-end sales commissions from the sale of Class A shares and $494 and $1,235 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2022, the Fund incurred $40,960 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,926,539,994	$–	$–	$4,926,539,994
Money Market Funds	122,567,955	42,231,474	–	164,799,429
Total Investments	$5,049,107,949	$42,231,474	$–	$5,091,339,423

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $768.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

14	Invesco Capital Appreciation Fund

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $1,841,161,564 and $2,152,136,503, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,615,539,161

Aggregate unrealized (depreciation) of investments	(163,506,473)

Net unrealized appreciation of investments	$1,452,032,688

Cost of investments for tax purposes is $3,639,306,735.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended February 28, 2022		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:

Class A	1,452,396	$111,220,600	3,019,581	$227,239,436

Class C	325,865	14,708,656	652,356	31,507,662

Class R	170,485	11,506,686	337,453	23,186,523

Class Y	405,970	34,897,897	616,678	52,662,280

Class R6	23,249	2,164,107	79,100	6,783,773

Issued as reinvestment of dividends:

Class A	16,812,870	1,134,364,752	1,968,636	141,584,302

Class C	2,093,296	74,835,340	236,769	10,919,770

Class R	706,950	42,155,430	79,701	5,230,765

Class Y	324,392	25,357,728	37,278	3,003,452

Class R5	101	6,862	11	791

Class R6	37,350	2,965,201	5,214	424,810

Automatic conversion of Class C shares to Class A shares:

Class A	131,479	9,597,110	614,422	45,639,622

Class C	(231,702)	(9,597,110)	(957,246)	(45,639,622)

Reacquired:

Class A	(3,959,392)	(298,874,174)	(8,764,123)	(661,130,844)

Class C	(391,567)	(16,897,876)	(1,025,804)	(49,055,389)

Class R	(250,270)	(16,408,560)	(530,998)	(36,357,225)

Class Y	(392,355)	(34,953,715)	(510,178)	(44,195,199)

Class R6	(48,409)	(4,462,843)	(70,279)	(5,917,811)

Net increase (decrease) in share activity	17,210,708	$1,082,586,091	(4,211,429)	$(294,112,904)

15	Invesco Capital Appreciation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$883.80	$4.30	$1,020.23	$4.61	0.92%
Class C	1,000.00	880.30	7.88	1,016.41	8.45	1.69
Class R	1,000.00	882.60	5.55	1,018.89	5.96	1.19
Class Y	1,000.00	884.80	3.22	1,021.37	3.46	0.69
Class R5	1,000.00	884.70	3.22	1,021.37	3.46	0.69
Class R6	1,000.00	885.00	2.90	1,021.72	3.11	0.62

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco Capital Appreciation Fund

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The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

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Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-CAPA-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco Core Plus Bond Fund

Nasdaq:
A: ACPSX ∎ C: CPCFX ∎ R: CPBRX ∎ Y: CPBYX ∎ R5: CPIIX ∎ R6: CPBFX

2	Fund Performance

4	Schedule of Investments

28	Financial Statements

31	Financial Highlights

32	Notes to Financial Statements

41	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.67%
Class C Shares	-5.94
Class R Shares	-5.70
Class Y Shares	-5.54
Class R5 Shares	-5.46
Class R6 Shares	-5.53
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market/Style-Specific Index)	-4.07
Lipper Core Plus Bond Funds Index∎ (Peer Group Index)	-4.18
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Lipper Core Plus Bond Funds Index is an unmanaged index considered representative of core plus bond funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Core Plus Bond Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges

Class A Shares
Inception (6/3/09)	3.96%
10 Years	2.97
5 Years	2.27
1 Year	-7.72

Class C Shares
Inception (6/3/09)	3.81%
10 Years	2.80
5 Years	2.40
1 Year	-5.20

Class R Shares
Inception (6/3/09)	4.05%
10 Years	3.16
5 Years	2.91
1 Year	-3.77

Class Y Shares
Inception (6/3/09)	4.58%
10 Years	3.68
5 Years	3.42
1 Year	-3.37

Class R5 Shares
Inception (6/3/09)	4.57%
10 Years	3.68
5 Years	3.42
1 Year	-3.29

Class R6 Shares
10 Years	3.72%
5 Years	3.46
1 Year	-3.31

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Core Plus Bond Fund

Schedule of Investments(a)

February 28, 2022

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–43.38%
Advertising–0.14%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$2,856,000	$3,171,405
Lamar Media Corp., 3.75%, 02/15/2028	4,775,000	4,595,938
		7,767,343

Aerospace & Defense–0.22%
Boeing Co. (The), 2.75%, 02/01/2026	2,662,000	2,665,345
2.20%, 02/04/2026	4,110,000	4,012,413
5.15%, 05/01/2030	4,697,000	5,191,257
Embraer Netherlands Finance B.V. (Brazil), 6.95%, 01/17/2028(b)	220,000	229,460
		12,098,475

Agricultural Products–0.12%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	7,337,000	6,989,378

Airlines–0.78%
American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.95%, 02/15/2025	392,525	385,791
Series 2021-1, Class B, 3.95%, 07/11/2030	6,191,000	5,924,828
Series 2021-1, Class A, 2.88%, 07/11/2034	7,128,000	6,887,486
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	2,326,724	2,289,837
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	3,175,695	3,119,365
Delta Air Lines, Inc., 7.38%, 01/15/2026	629,000	706,669
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	3,889,185	3,994,106
4.75%, 10/20/2028(b)	8,635,368	9,013,839
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	5,743,965	6,074,662
Series 2018-1, Class AA, 3.50%, 03/01/2030	2,437,789	2,478,463
United Airlines, Inc., 4.38%, 04/15/2026(b)	1,250,000	1,248,375
4.63%, 04/15/2029(b)	1,959,000	1,914,531
		44,037,952

Application Software–0.18%
salesforce.com, inc., 2.90%, 07/15/2051	6,783,000	6,164,658
3.05%, 07/15/2061	4,117,000	3,729,558
		9,894,216

Asset Management & Custody Banks–0.72%
Apollo Management Holdings L.P., 2.65%, 06/05/2030(b)	573,000	554,370

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Ares Capital Corp., 2.88%, 06/15/2028	$5,572,000	$5,164,826
3.20%, 11/15/2031	900,000	814,167
Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)(e)	10,569,000	9,859,186
Blackstone Secured Lending Fund, 2.75%, 09/16/2026	8,181,000	7,856,513
2.13%, 02/15/2027(b)	5,425,000	5,025,099
2.85%, 09/30/2028(b)	3,299,000	3,041,625
CI Financial Corp. (Canada), 3.20%, 12/17/2030	3,620,000	3,413,031
FS KKR Capital Corp., 1.65%, 10/12/2024	3,780,000	3,626,340
Hercules Capital, Inc., 2.63%, 09/16/2026	825,000	786,114
		40,141,271

Auto Parts & Equipment–0.31%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(e)	9,090,000	8,647,680
5.38%, 03/01/2029(b)(e)	2,200,000	2,167,979
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	7,165,000	6,489,484
		17,305,143

Automobile Manufacturers–0.42%
Ford Motor Co., 3.25%, 02/12/2032(e)	497,000	469,720
Ford Motor Credit Co. LLC, 3.09%, 01/09/2023	4,036,000	4,066,230
2.70%, 08/10/2026	4,046,000	3,879,102
2.90%, 02/10/2029	668,000	624,914
Hyundai Capital America, 5.75%, 04/06/2023(b)	2,823,000	2,935,004
2.00%, 06/15/2028(b)	5,440,000	5,062,899
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	5,192,000	4,871,409
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)	1,535,000	1,446,218
		23,355,496

Automotive Retail–0.33%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)(e)	2,811,000	2,732,910
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(e)	7,778,000	7,689,720
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	2,767,000	2,630,988
4.88%, 11/15/2031(b)(e)	5,949,000	5,631,413
		18,685,031

Brewers–0.00%
Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(b)	250,000	240,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                     Invesco Core Plus Bond Fund

	Principal Amount	Value
Building Products–0.07%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	$2,053,000	$1,873,550
Masco Corp., 1.50%, 02/15/2028(e)	2,211,000	2,023,580
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)	300,000	269,158
		4,166,288

Cable & Satellite–0.70%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033(b)	3,596,000	3,376,554
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.50%, 06/01/2041	3,118,000	2,698,527
3.50%, 03/01/2042	5,769,000	4,981,090
3.90%, 06/01/2052	4,107,000	3,578,835
3.85%, 04/01/2061	4,031,000	3,355,073
4.40%, 12/01/2061	1,847,000	1,649,309
Comcast Corp., 2.80%, 01/15/2051	126,000	105,444
Cox Communications, Inc., 1.80%, 10/01/2030(b)	162,000	143,370
2.60%, 06/15/2031(b)	3,274,000	3,085,656
3.60%, 06/15/2051(b)(e)	8,312,000	7,713,611
DISH DBS Corp., 5.88%, 11/15/2024	290,000	290,290
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	8,701,000	8,029,587
VTR Comunicaciones S.p.A. (Chile), 4.38%, 04/15/2029(b)	200,000	191,121
		39,198,467

Casinos & Gaming–0.09%
DraftKings, Inc., Conv., 0.00%, 03/15/2028(b)(f)	6,690,000	5,074,365
Gohl Capital Ltd. (Malaysia), 4.25%, 01/24/2027(b)	200,000	195,586
		5,269,951

Commodity Chemicals–0.00%
Alpek S.A.B. de C.V. (Mexico), 3.25%, 02/25/2031(b)	200,000	184,712

Computer & Electronics Retail–0.14%
Dell International LLC/EMC Corp., 8.35%, 07/15/2046	513,000	779,526
3.45%, 12/15/2051(b)	3,718,000	3,154,633
Leidos, Inc., 2.30%, 02/15/2031	4,139,000	3,733,813
		7,667,972

Construction & Engineering–0.01%
Bioceanico Sovereign Certificate
Ltd. (Paraguay), 0.00%, 06/05/2034(b)(f)	143,413	105,223
Mexico City Airport Trust (Mexico), 3.88%, 04/30/2028(b)	200,000	195,858

	Principal Amount	Value
Construction & Engineering–(continued)
Rutas 2 and 7 Finance Ltd. (Paraguay), 0.00%, 09/30/2036(b)(f)	$240,000	$176,180
		477,261

Consumer Finance–0.23%
Ally Financial, Inc., 2.20%, 11/02/2028(e)	3,560,000	3,331,515
Series C, 4.70%(c)(d)	3,703,000	3,443,790
OneMain Finance Corp., 3.88%, 09/15/2028	5,594,000	5,190,253
Synchrony Financial, 4.50%, 07/23/2025	670,000	703,706
		12,669,264

Copper–0.08%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027(e)	3,793,000	3,911,835
5.40%, 11/14/2034(e)	385,000	433,236
		4,345,071

Data Processing & Outsourced Services–0.24%
Block, Inc., 3.50%, 06/01/2031(b)(e)	5,665,000	5,328,386
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	5,787,000	5,477,251
Fidelity National Information Services, Inc., 2.25%, 03/01/2031(e)	1,175,000	1,070,850
PayPal Holdings, Inc., 2.65%, 10/01/2026(e)	1,742,000	1,762,196
		13,638,683

Department Stores–0.00%
Falabella S.A. (Chile), 3.75%, 10/30/2027(b)	200,000	202,291

Distributors–0.09%
Genuine Parts Co., 2.75%, 02/01/2032	5,378,000	5,151,156

Diversified Banks–6.10%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	21,159,892
African Export-Import Bank (The) (Supranational), 2.63%, 05/17/2026(b)	3,237,000	3,107,844
3.80%, 05/17/2031(b)	4,227,000	4,119,212
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(c)	1,751,000	1,595,633
6.75%(b)(c)(d)	1,500,000	1,632,053
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	381,400
Banco de Credito e Inversiones S.A. (Chile), 2.88%, 10/14/2031(b)	220,000	205,833
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	6,671,000	6,417,902
Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(b)(c)	200,000	191,654

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Banco Mercantil del Norte S.A. (Mexico), 5.88%(b)(c)(d)	$5,077,000	$4,691,148
6.63%(b)(c)(d)(e)	5,067,000	4,664,173
Banco Nacional de Panama (Panama), 2.50%, 08/11/2030(b)	215,000	189,738
Banco Santander S.A. (Spain), 1.72%, 09/14/2027(c)	4,000,000	3,784,482
2.75%, 12/03/2030(e)	2,000,000	1,824,269
Bank of America Corp., 1.10% (SOFR + 1.05%), 02/04/2028(g)	8,344,000	8,346,817
2.69%, 04/22/2032(c)	5,919,000	5,698,114
2.30%, 07/21/2032(c)	3,315,000	3,078,101
2.57%, 10/20/2032(c)	4,333,000	4,106,237
2.97%, 02/04/2033(c)	5,512,000	5,404,640
2.48%, 09/21/2036(c)	6,223,000	5,654,676
2.68%, 06/19/2041(c)	8,071,000	7,100,522
Series RR, 4.38%(c)(d)(e)	14,197,000	13,717,141
Barclays PLC (United Kingdom), 2.28%, 11/24/2027(c)	3,546,000	3,422,627
4.84%, 05/09/2028	600,000	634,244
3.33%, 11/24/2042(c)	3,669,000	3,357,881
BNP Paribas S.A. (France), 2.16%, 09/15/2029(b)(c)	2,369,000	2,195,404
4.38%, 03/01/2033(b)(c)	600,000	618,429
4.63%(b)(c)(d)(e)	7,947,000	7,573,491
BPCE S.A. (France), 2.05%, 10/19/2027(b)(c)	4,662,000	4,473,735
2.28%, 01/20/2032(b)(c)	2,435,000	2,212,585
Citigroup, Inc., 0.74% (SOFR + 0.69%), 01/25/2026(g)	3,599,000	3,604,697
3.11%, 04/08/2026(c)	2,243,000	2,273,503
4.45%, 09/29/2027	2,311,000	2,470,856
4.41%, 03/31/2031(c)	1,884,000	2,042,969
2.57%, 06/03/2031(c)	651,000	622,278
2.56%, 05/01/2032(c)	3,846,000	3,653,650
2.52%, 11/03/2032(c)	2,890,000	2,724,326
3.06%, 01/25/2033(c)	2,726,000	2,689,865
2.90%, 11/03/2042(c)	4,371,000	3,946,170
3.88%(c)(d)	12,654,000	12,084,570
Series A, 5.95%(c)(d)(e)	2,199,000	2,226,488
Citizens Bank N.A., 2.25%, 04/28/2025	1,564,000	1,559,653
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	2,962,000	2,766,533
Credit Agricole S.A. (France), 4.75%(b)(c)(d)	9,886,000	9,268,125
7.88%(b)(c)(d)	2,822,000	3,014,249
Credit Bank of Moscow Via CBOM Finance PLC (Russia), 3.88%, 09/21/2026(b)	200,000	104,180
7.50%, 10/05/2027(b)(c)	400,000	174,800
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(b)(c)	3,231,000	3,047,454
Development Bank of Kazakhstan JSC (Kazakhstan), 4.13%, 12/10/2022(b)	300,000	301,337

	Principal Amount	Value
Diversified Banks–(continued)
Export-Import Bank of India (India), 3.38%, 08/05/2026(b)	$200,000	$202,337
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	2,668,000	2,634,027
HSBC Holdings PLC (United Kingdom), 4.38%, 11/23/2026	570,000	601,757
2.25%, 11/22/2027(c)	5,970,000	5,758,733
2.36%, 08/18/2031(c)	288,000	264,789
2.87%, 11/22/2032(c)	8,362,000	7,939,271
Industrial Senior Trust (Guatemala), 5.50%, 11/01/2022(b)	500,000	503,765
ING Groep N.V. (Netherlands), 3.88%(c)(d)	508,000	451,485
6.88%(b)(c)(d)	3,138,000	3,151,566
JPMorgan Chase & Co., 1.15% (3 mo. USD LIBOR + 0.89%), 07/23/2024(g)	7,173,000	7,233,431
2.08%, 04/22/2026(c)	2,924,000	2,881,842
3.78%, 02/01/2028(c)	360,000	376,199
2.96%, 05/13/2031(c)	300,000	291,966
2.58%, 04/22/2032(c)	4,412,000	4,230,597
2.96%, 01/25/2033(c)	2,729,000	2,699,842
3.11%, 04/22/2041(c)	1,819,000	1,712,866
Series W, 1.51%(3 mo. USD LIBOR + 1.00%), 05/15/2047(g)	4,792,000	4,120,162
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	500,000	527,722
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.49%, 10/13/2032(c)	2,347,000	2,210,728
Mizuho Financial Group, Inc. (Japan), 2.20%, 07/10/2031(c)	3,911,000	3,625,193
2.56%, 09/13/2031	3,776,000	3,457,165
Multibank, Inc. (Panama), 4.38%, 11/09/2022(b)	200,000	201,622
National Australia Bank Ltd. (Australia), 2.33%, 08/21/2030(b)	632,000	575,259
2.99%, 05/21/2031(b)	2,142,000	2,046,622
Nordea Bank Abp (Finland), 6.63%(b)(c)(d)(e)	5,087,000	5,474,884
Royal Bank of Canada (Canada), 0.76%(SOFR + 0.71%), 01/21/2027(g)	11,471,000	11,488,709
Shinhan Financial Group Co. Ltd. (South Korea), 3.34%, 02/05/2030(b)(c)	200,000	201,513
Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(b)(c)	4,505,000	4,157,513
3.27%, 02/18/2036(b)(c)	3,361,000	3,106,004
4.30%(b)(c)(d)	9,045,000	8,095,275
7.75%(b)(c)(d)	8,153,000	8,514,259
Sumitomo Mitsui Financial Group, Inc. (Japan), 1.47%, 07/08/2025(e)	1,491,000	1,439,717
3.04%, 07/16/2029(e)	2,639,000	2,633,783
2.14%, 09/23/2030(e)	5,286,000	4,823,108

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)	$6,569,000	$6,248,348

TC Ziraat Bankasi A.S. (Turkey), 5.38%, 03/02/2026(b)	400,000	373,860

Turkiye Vakiflar Bankasi T.A.O. (Turkey), 5.50%, 10/01/2026(b)	7,818,000	7,235,520

U.S. Bancorp, 1.38%, 07/22/2030(e)	1,813,000	1,623,255

2.49%, 11/03/2036(c)	9,016,000	8,443,464

3.70%(c)(d)	7,608,000	7,094,460

UniCredit S.p.A. (Italy), 1.98%, 06/03/2027(b)(c)	3,415,000	3,187,138

3.13%, 06/03/2032(b)(c)	2,671,000	2,436,679

Wells Fargo & Co., 5.38%, 11/02/2043	1,801,000	2,164,368

Series BB, 3.90%(c)(d)	2,978,000	2,868,186

Westpac Banking Corp. (Australia), 2.67%, 11/15/2035(c)	225,000	203,978

3.13%, 11/18/2041	3,504,000	3,152,727

		342,801,274

Diversified Capital Markets–0.67%
Credit Suisse Group AG (Switzerland), 4.19%, 04/01/2031(b)(c)(e)	1,435,000	1,491,514

4.50%(b)(c)(d)(e)	8,865,000	7,838,876

5.10%(b)(c)(d)(e)	3,926,000	3,660,995

5.25%(b)(c)(d)	7,968,000	7,597,090

7.13%(b)(c)(d)	6,792,000	6,887,020

7.50%(b)(c)(d)	6,182,000	6,305,949

7.50%(b)(c)(d)	305,000	320,410

UBS Group AG (Switzerland), 4.38%(b)(c)(d)	3,832,000	3,472,750

		37,574,604

Diversified Chemicals–0.01%
Braskem Netherlands Finance B.V. (Brazil), 4.50%, 01/31/2030(b)	200,000	198,000

5.88%, 01/31/2050(b)	200,000	199,597

SABIC Capital II B.V. (Saudi Arabia), 4.00%, 10/10/2023(b)	200,000	206,511

4.50%, 10/10/2028(b)	200,000	218,496

		822,604

Diversified Metals & Mining–0.19%
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/14/2030(b)	200,000	194,164

FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)(e)	5,505,000	5,350,998

Minera Mexico S.A. de C.V. (Mexico), 4.50%, 01/26/2050(b)	200,000	192,159

MMC Norilsk Nickel OJSC via MMC Finance DAC (Russia), 6.63%, 10/14/2022(b)	295,000	224,200

Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051(e)	5,439,000	4,790,147

	Principal Amount	Value

Diversified Metals & Mining–(continued)
Volcan Cia Minera S.A.A. (Peru), 4.38%, 02/11/2026(b)	$53,000	$50,702

		10,802,370

Diversified REITs–0.46%
CubeSmart L.P., 2.50%, 02/15/2032	3,258,000	3,053,467

Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)	8,353,000	8,541,235

4.87%, 01/15/2030(b)	8,347,000	8,277,135

6.39%, 01/15/2050(b)	5,965,000	6,123,192

		25,995,029

Drug Retail–0.10%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	4,894,000	4,743,561

2.50%, 04/15/2031(b)	611,000	588,681

		5,332,242

Education Services–0.25%
Grand Canyon University, 3.25%, 10/01/2023	14,227,000	14,298,135

Electric Utilities–1.07%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	6,913,000	5,861,844

American Electric Power Co., Inc., 3.88%, 02/15/2062(c)	18,533,000	17,294,749

Centrais Eletricas Brasileiras S.A. (Brazil), 3.63%, 02/04/2025(b)	200,000	198,728

CLP Power Hong Kong Financing Ltd. (Hong Kong), 3.13%, 05/06/2025(b)	200,000	203,798

Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	6,116,000	6,215,569

Duke Energy Corp., 3.25%, 01/15/2082(c)	3,660,000	3,370,506

Duke Energy Progress LLC, 2.50%, 08/15/2050	3,008,000	2,488,951

Electricite de France S.A. (France), 4.88%, 09/21/2038(b)	550,000	582,594

Empresa de Transmision Electrica S.A. (Panama), 5.13%, 05/02/2049(b)	200,000	202,843

Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	4,165,000	3,594,260

Eskom Holdings SOC Ltd. (South Africa), 6.35%, 08/10/2028(b)	222,000	226,896

Eversource Energy, Series R, 1.65%, 08/15/2030	213,000	189,121

Greenko Power II Ltd. (India), 4.30%, 12/13/2028(b)	200,000	190,590

Interconexion Electrica S.A. ESP (Colombia), 3.83%, 11/26/2033(b)	2,534,000	2,481,128

Israel Electric Corp. Ltd. (The) (Israel), 4.25%, 08/14/2028(b)	200,000	210,030

Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(b)	200,000	199,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Core Plus Bond Fund

	Principal Amount	Value

Electric Utilities–(continued)
Korea East-West Power Co. Ltd. (South Korea), 3.88%, 07/19/2023(b)	$200,000	$205,886

Korea Hydro & Nuclear Power Co. Ltd. (South Korea), 3.00%, 09/19/2022(b)	200,000	201,313

Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)(e)	8,936,000	8,639,057

NPC Ukrenergo (Ukraine), 6.88%, 11/09/2026(b)	200,000	77,000

PacifiCorp, 2.90%, 06/15/2052	3,967,000	3,494,729

PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia), 5.45%, 05/21/2028(b)	200,000	217,902

3.38%, 02/05/2030(b)	200,000	190,524

Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(c)	2,430,000	2,266,218

Series B, 5.50%, 03/15/2057(c)	335,000	330,817

State Grid Overseas Investment BVI Ltd. (China), 3.50%, 05/04/2027(b)	200,000	210,407

Trinidad Generation Unlimited (Trinidad and Tobago), 5.25%, 11/04/2027(b)	400,000	402,540

Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	172,000	166,972

		59,914,072

Electronic Components–0.19%
Corning, Inc., 5.45%, 11/15/2079	8,905,000	10,304,106

Tyco Electronics Group S.A. (Switzerland), 2.50%, 02/04/2032	245,000	238,173

		10,542,279

Electronic Equipment & Instruments–0.17%
Vontier Corp., 1.80%, 04/01/2026	2,369,000	2,215,868

2.40%, 04/01/2028	4,423,000	4,030,171

2.95%, 04/01/2031	3,792,000	3,442,567

		9,688,606

Electronic Manufacturing Services–0.05%
Jabil, Inc., 3.95%, 01/12/2028 280,000		293,181

3.00%, 01/15/2031	2,469,000	2,358,042

		2,651,223

Environmental & Facilities Services–0.19%
Covanta Holding Corp., 4.88%, 12/01/2029(b)	6,570,000	6,294,938

GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)(e)	4,531,000	4,333,131

		10,628,069

Fertilizers & Agricultural Chemicals–0.06%
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	292,000	290,882

	Principal Amount	Value

Fertilizers & Agricultural Chemicals–(continued)
OCP S.A. (Morocco), 5.13%, 06/23/2051(b)	$3,990,000	$3,231,142

		3,522,024

Financial Exchanges & Data–0.98%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	12,555,000	11,315,194

Coinbase Global, Inc., 3.38%, 10/01/2028(b)	4,644,000	4,240,320

3.63%, 10/01/2031(b)	1,813,000	1,599,973

FactSet Research Systems, Inc., 2.90%, 03/01/2027	5,569,000	5,611,671

3.45%, 03/01/2032	6,772,000	6,810,145

Intercontinental Exchange, Inc., 1.85%, 09/15/2032	414,000	369,861

Moody’s Corp., 2.00%, 08/19/2031(e)	4,201,000	3,852,742

2.75%, 08/19/2041	4,394,000	3,811,626

3.75%, 02/25/2052	5,042,000	5,046,554

3.10%, 11/29/2061	10,258,000	8,695,048

MSCI, Inc., 3.88%, 02/15/2031(b)(e)	1,750,000	1,744,750

3.63%, 11/01/2031(b)(e)	1,763,000	1,721,534

		54,819,418

Food Distributors–0.10%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	6,086,000	5,730,365

Food Retail–0.10%
Alimentation Couche-Tard, Inc. (Canada), 3.44%, 05/13/2041(b)(e)	2,217,000	2,073,405
3.63%, 05/13/2051(b)	4,031,000	3,757,189

		5,830,594

Forest Products–0.00%
Celulosa Arauco y Constitucion S.A. (Chile), 5.15%, 01/29/2050(b)	200,000	201,574

Gas Utilities–0.01%
Infraestructura Energetica Nova S.A.B. de C.V. (Mexico), 4.88%, 01/14/2048(b)	400,000	355,596

Gold–0.00%
Endeavour Mining PLC (Burkina Faso), 5.00%, 10/14/2026(b)	200,000	188,934

Health Care Distributors–0.06%
McKesson Corp., 1.30%, 08/15/2026	3,828,000	3,627,429

Health Care Equipment–0.01%
Teleflex, Inc., 4.63%, 11/15/2027	385,000	391,204

Health Care REITs–0.12%
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	514,000	486,689

3.25%, 04/15/2033	4,482,000	4,121,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Core Plus Bond Fund

	Principal Amount	Value

Health Care REITs–(continued)
Physicians Realty L.P., 4.30%, 03/15/2027	$325,000	$348,905

Welltower, Inc., 3.10%, 01/15/2030(e)	1,935,000	1,936,802

		6,893,644

Health Care Services–0.37%
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	3,092,000	2,962,703

Piedmont Healthcare, Inc., Series 2032, 2.04%, 01/01/2032	3,347,000	3,083,499

Series 2042, 2.72%, 01/01/2042	3,229,000	2,891,264

2.86%, 01/01/2052	3,690,000	3,261,976

Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	9,831,000	8,390,152

		20,589,594

Health Care Supplies–0.01%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/2029(b)	624,000	592,987

Highways & Railtracks–0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,311,717	1,287,745

Homebuilding–0.18%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	3,922,000	3,957,226

3.97%, 08/06/2061	7,550,000	6,192,675

		10,149,901

Hotel & Resort REITs–0.02%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	620,000	650,409

Service Properties Trust, 4.95%, 02/15/2027(e)	565,000	526,413

		1,176,822

Hotels, Resorts & Cruise Lines–0.08%
Carnival Corp., 5.75%, 03/01/2027(b)(e)	655,000	638,822

Expedia Group, Inc., 4.63%, 08/01/2027	1,914,000	2,050,283

Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	1,874,000	1,783,823

		4,472,928

Independent Power Producers & Energy Traders–0.44%
AES Corp. (The), 1.38%, 01/15/2026	1,825,000	1,735,558

AES Panama Generation Holdings S.R.L. (Panama), 4.38%, 05/31/2030(b)	200,000	193,358

Calpine Corp., 3.75%, 03/01/2031(b)	7,322,000	6,675,138

Colbun S.A. (Chile), 3.95%, 10/11/2027(b)	200,000	204,072

	Principal Amount	Value

Independent Power Producers & Energy Traders–(continued)
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	$200,000	$218,453

EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain),
5.38%, 12/30/2030(b)	350,000	285,514

5.38%, 12/30/2030(b)(e)	13,469,000	10,987,404

Vistra Corp., 7.00%(b)(c)(d)(e)	4,491,000	4,464,324

		24,763,821

Industrial Conglomerates–0.13%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	6,195,000	5,962,811

GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	1,360,000	1,530,737

		7,493,548

Industrial Machinery–0.02%
Flowserve Corp., 2.80%, 01/15/2032	782,000	720,417

HTA Group Ltd. (United Republic of Tanzania), 7.00%, 12/18/2025(b)	200,000	202,938

		923,355

Industrial REITs–0.05%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	200,000	206,422

LXP Industrial Trust, 2.38%, 10/01/2031	2,907,000	2,684,782

		2,891,204

Insurance Brokers–0.04%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	2,266,000	2,132,992

Integrated Oil & Gas–1.05%
BP Capital Markets America, Inc., 3.06%, 06/17/2041	5,513,000	4,950,451

2.94%, 06/04/2051	3,757,000	3,167,708

3.00%, 03/17/2052	3,006,000	2,560,675

BP Capital Markets PLC (United Kingdom), 4.38%(c)(d)	3,672,000	3,681,180

4.88%(c)(d)	3,122,000	3,103,970

Ecopetrol S.A. (Colombia), 4.63%, 11/02/2031	136,000	122,057

Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	2,337,000	2,312,633

Lukoil Capital DAC (Russia), 2.80%, 04/26/2027(b)	8,743,000	4,763,924

Petroleos del Peru S.A. (Peru), 4.75%, 06/19/2032(b)	375,000	362,411

Petroleos Mexicanos (Mexico), 5.95%, 01/28/2031(e)	400,000	375,150

6.70%, 02/16/2032(b)	7,361,000	7,114,738

6.63%, 06/15/2038	390,000	338,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Core Plus Bond Fund

	Principal Amount	Value

Integrated Oil & Gas–(continued)
Qatar Energy (Qatar), 3.13%, 07/12/2041(b)	$200,000	$188,513

3.30%, 07/12/2051(b)	8,160,000	7,698,454

SA Global Sukuk Ltd. (Saudi Arabia), 1.60%, 06/17/2026(b)	4,059,000	3,894,042

Saudi Arabian Oil Co. (Saudi Arabia), 3.50%, 04/16/2029(b)	200,000	206,000

Shell International Finance B.V. (Netherlands), 2.88%, 11/26/2041	7,625,000	7,031,286

3.00%, 11/26/2051(e)	7,625,000	6,960,842

		58,832,716

Integrated Telecommunication Services–0.92%
AT&T, Inc., 2.55%, 12/01/2033	700,000	649,829

3.10%, 02/01/2043	3,001,000	2,683,610

3.50%, 09/15/2053	4,399,000	4,028,680

3.55%, 09/15/2055	9,005,000	8,178,554

3.50%, 02/01/2061	1,924,000	1,698,986

British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)	10,020,000	9,661,134

IHS Holding Ltd. (Nigeria), 5.63%, 11/29/2026(b)	4,630,000	4,559,346

6.25%, 11/29/2028(b)	3,440,000	3,368,654

Telecom Argentina S.A. (Argentina), 8.00%, 07/18/2026(b)	100,000	93,137

Verizon Communications, Inc., 1.75%, 01/20/2031(e)	2,689,000	2,422,827

2.55%, 03/21/2031	2,083,000	2,001,312

2.36%, 03/15/2032(b)	2,899,000	2,709,399

2.65%, 11/20/2040	1,607,000	1,396,280

3.40%, 03/22/2041	1,877,000	1,810,151

2.88%, 11/20/2050	2,108,000	1,805,384

3.00%, 11/20/2060	2,513,000	2,093,159

3.70%, 03/22/2061	2,597,000	2,480,673

		51,641,115

Interactive Home Entertainment–0.52%
Electronic Arts, Inc., 1.85%, 02/15/2031	3,708,000	3,387,607

2.95%, 02/15/2051	3,643,000	3,142,375

ROBLOX Corp., 3.88%, 05/01/2030(b)(e)	9,375,000	8,927,812

WMG Acquisition Corp., 3.75%, 12/01/2029(b)	9,163,000	8,766,609

3.00%, 02/15/2031(b)	5,421,000	4,910,423

		29,134,826

Interactive Media & Services–0.28%
Alphabet, Inc., 2.25%, 08/15/2060	2,600,000	2,083,604

Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	200,000	190,200

Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(b)	300,000	275,025

	Principal Amount	Value

Interactive Media & Services–(continued)
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	$2,290,000	$2,300,832

5.63%, 02/15/2029(b)	5,956,000	6,188,105

3.63%, 10/01/2031(b)	120,000	112,082

Twitter, Inc., 3.88%, 12/15/2027(b)(e)	4,527,000	4,458,190

Weibo Corp. (China), 3.38%, 07/08/2030	200,000	185,591

		15,793,629

Internet & Direct Marketing Retail–0.27%
Amazon.com, Inc., 3.10%, 05/12/2051	2,862,000	2,771,765

Meituan (China), 2.13%, 10/28/2025(b)(e)	7,837,000	7,208,776

Prosus N.V. (China), 3.26%, 01/19/2027(b)	4,761,000	4,565,239

3.06%, 07/13/2031(b)	200,000	167,840

4.19%, 01/19/2032(b)	200,000	178,936

QVC, Inc., 5.45%, 08/15/2034	180,000	153,279

		15,045,835

Internet Services & Infrastructure–0.51%
Twilio, Inc., 3.63%, 03/15/2029(e)	5,303,000	5,088,547

3.88%, 03/15/2031(e)	5,642,000	5,306,019

VeriSign, Inc., 2.70%, 06/15/2031	3,509,000	3,261,949

ZoomInfo Technologies LLC/ ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)(e)	15,648,000	14,867,008

		28,523,523

Investment Banking & Brokerage–2.18%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	4,857,000	4,480,500

Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	6,172,000	6,487,195

2.72%, 04/15/2031	507,000	485,353

3.63%, 02/15/2052	10,309,000	9,584,919

Charles Schwab Corp. (The), Series G, 5.38%(c)(d)(e)	578,000	611,380

Goldman Sachs Group, Inc. (The),
0.63% (SOFR + 0.58%), 03/08/2024(g)	8,556,000	8,547,668

0.75% (SOFR + 0.70%), 01/24/2025(g)	6,637,000	6,644,830

3.50%, 04/01/2025	1,948,000	2,003,278

3.27%, 09/29/2025(c)	1,827,000	1,859,238

0.84% (SOFR + 0.79%), 12/09/2026(g)	9,031,000	9,000,495

1.09%, 12/09/2026(c)	2,543,000	2,393,404

0.86% (SOFR + 0.81%), 03/09/2027(g)	11,215,000	11,158,216

0.97% (SOFR + 0.92%), 10/21/2027(g)	3,011,000	3,002,228

1.95%, 10/21/2027(c)	4,270,000	4,094,065

1.17% (SOFR + 1.12%), 02/24/2028(g)	3,458,000	3,475,874

1.99%, 01/27/2032(c)	2,548,000	2,299,111

2.62%, 04/22/2032(c)	566,000	535,620

2.38%, 07/21/2032(c)	3,319,000	3,079,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Core Plus Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
2.65%, 10/21/2032(c)(e)	$5,183,000	$4,919,357
3.10%, 02/24/2033(c)	3,577,000	3,524,100
3.44%, 02/24/2043(c)	4,308,000	4,152,219
Series T, 3.80%(c)(d)(e)	378,000	359,100
Series V, 4.13%(c)(d)	4,136,000	3,929,200
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	335,000	352,084
Morgan Stanley, 0.67% (SOFR + 0.63%), 01/24/2025(g)	4,731,000	4,737,834
4.35%, 09/08/2026	850,000	903,355
3.62%, 04/01/2031(c)	1,871,000	1,935,944
2.24%, 07/21/2032(c)	5,474,000	5,043,689
2.51%, 10/20/2032(c)	3,223,000	3,046,227
2.94%, 01/21/2033(c)	4,373,000	4,286,200
2.48%, 09/16/2036(c)	4,058,000	3,687,796
Raymond James Financial, Inc., 3.75%, 04/01/2051	1,865,000	1,852,756
		122,472,411

IT Consulting & Other Services–0.11%
DXC Technology Co., 2.38%, 09/15/2028	6,431,000	6,118,730

Life & Health Insurance–2.63%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	4,118,000	4,476,247
Athene Global Funding, 1.20%, 10/13/2023(b)	3,940,000	3,888,452
2.50%, 01/14/2025(b)	1,974,000	1,972,456
1.45%, 01/08/2026(b)	2,136,000	2,041,424
Athene Holding Ltd., 4.13%, 01/12/2028	850,000	894,184
6.15%, 04/03/2030	2,072,000	2,439,116
3.45%, 05/15/2052	5,909,000	5,184,206
Brighthouse Financial Global Funding, 1.20%, 12/15/2023(b)	7,210,000	7,083,978
Brighthouse Financial, Inc., 3.85%, 12/22/2051	8,062,000	7,056,238
Delaware Life Global Funding, Series 22-1, 3.31%, 03/10/2025(b)	11,863,000	11,863,000
Series 21-1, 2.66%, 06/29/2026(b)	31,380,000	30,978,650
F&G Global Funding, 2.00%, 09/20/2028(b)	6,711,000	6,267,492
GA Global Funding Trust, 2.25%, 01/06/2027(b)	9,171,000	8,887,499
1.95%, 09/15/2028(b)	7,582,000	6,976,044
2.90%, 01/06/2032(b)	8,777,000	8,241,571
MAG Mutual Holding Co., 4.75%, 04/30/2041(h)	27,101,000	26,485,549
Maple Grove Funding Trust I, 4.16%, 08/15/2051(b)	4,423,000	4,132,725
MetLife, Inc., Series D, 5.88%(c)(d)	200,000	208,697
Pacific Life Global Funding II, 0.67%(SOFR + 0.62%), 06/04/2026(b)(g)	5,622,000	5,640,761
Pacific LifeCorp, 3.35%, 09/15/2050(b)	2,271,000	2,176,439

	Principal Amount	Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., 5.63%, 06/15/2043(c)	$600,000	$616,500
		147,511,228

Life Sciences Tools & Services–0.00%
Auna S.A.A. (Peru), 6.50%, 11/20/2025(b)	200,000	197,244

Managed Health Care–0.44%
Centene Corp., 2.50%, 03/01/2031	11,327,000	10,446,892
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	7,405,000	6,857,107
3.00%, 06/01/2051	7,725,000	7,177,347
		24,481,346

Marine Ports & Services–0.00%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	200,000	245,121

Movies & Entertainment–0.00%
Walt Disney Co. (The), 6.55%, 03/15/2033	180,000	234,604

Multi-line Insurance–0.07%
Allianz SE (Germany), 3.20%(b)(c)(d)	4,519,000	3,906,675

Multi-Utilities–0.39%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.88%, 04/23/2030(b)	200,000	227,368
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)	18,605,000	17,677,355
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	787,000	729,092
WEC Energy Group, Inc., 1.38%, 10/15/2027	2,094,000	1,949,423
1.80%, 10/15/2030	1,635,000	1,490,354
		22,073,592

Office REITs–0.22%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	667,000	590,421
2.95%, 03/15/2034(e)	3,412,000	3,338,948
Highwoods Realty L.P., 2.60%, 02/01/2031	206,000	196,080
Hudson Pacific Properties L.P., 3.95%, 11/01/2027	335,000	350,054
Office Properties Income Trust, 4.50%, 02/01/2025	3,884,000	3,983,461
2.40%, 02/01/2027	4,018,000	3,721,875
		12,180,839

Oil & Gas Equipment & Services–0.10%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	5,848,000	5,479,196

Oil & Gas Exploration & Production–0.82%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025(e)	3,075,000	3,021,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
CNOOC Curtis Funding No. 1 Pty. Ltd. (China), 4.50%, 10/03/2023(b)	$200,000	$207,501
CNOOC Finance (2015) U.S.A. LLC (China), 3.50%, 05/05/2025	400,000	414,667
ConocoPhillips, 2.40%, 02/15/2031(b)	160,000	157,580
Continental Resources, Inc., 2.27%, 11/15/2026(b)	2,033,000	1,940,387
2.88%, 04/01/2032(b)(e)	3,508,000	3,212,556
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.16%, 03/31/2034(b)	8,180,000	7,624,667
2.94%, 09/30/2040(b)	12,111,000	11,181,086
Gazprom PJSC Via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	13,174,000	6,718,477
Gran Tierra Energy, Inc. (Colombia), 7.75%, 05/23/2027(b)	400,000	363,682
Kosmos Energy Ltd. (Ghana), 7.13%, 04/04/2026(b)	350,000	335,787
Lundin Energy Finance B.V. (Netherlands), 2.00%, 07/15/2026(b)	2,643,000	2,553,599
3.10%, 07/15/2031(b)	2,643,000	2,524,242
Murphy Oil Corp., 6.38%, 07/15/2028(e)	4,384,000	4,548,290
PT Pertamina (Persero) (Indonesia), 4.30%, 05/20/2023(b)	200,000	204,603
3.10%, 08/27/2030(b)	200,000	192,240
Sinopec Group Overseas Development (2018) Ltd. (China), 2.50%, 08/08/2024(b)	200,000	202,033
2.95%, 08/08/2029(b)	200,000	199,691
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(b)	200,000	198,902
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago), 9.75%, 06/15/2026(b)	100,000	102,042
		45,903,450

Oil & Gas Refining & Marketing–0.36%
Empresa Nacional del Petroleo (Chile), 5.25%, 11/06/2029(b)	233,000	243,799
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)(e)	1,801,000	1,701,216
Petronas Capital Ltd. (Malaysia), 2.48%, 01/28/2032(b)	5,518,000	5,172,794
3.40%, 04/28/2061(b)	14,301,000	12,740,547
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	196,272
		20,054,628

Oil & Gas Storage & Transportation–0.98%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	209,757
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	5,777,000	5,719,752

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(b)	$4,109,000	$3,757,141
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	2,280,000	3,048,968
Enbridge, Inc. (Canada), 0.68% (SOFR + 0.63%), 02/16/2024(g)	1,643,000	1,647,694
1.60%, 10/04/2026	2,512,000	2,397,026
3.40%, 08/01/2051	2,529,000	2,293,194
Energy Transfer L.P., 4.75%, 01/15/2026	815,000	865,994
EQM Midstream Partners L.P., 4.00%, 08/01/2024	840,000	824,258
Kinder Morgan, Inc., 7.75%, 01/15/2032	2,333,000	3,093,491
MPLX L.P., 1.75%, 03/01/2026	2,223,000	2,131,716
4.00%, 03/15/2028	560,000	584,589
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	3,601,000	4,794,199
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	2,012,000	1,841,994
ONEOK, Inc., 6.35%, 01/15/2031	3,416,000	4,056,973
Venture Global Calcasieu
Pass LLC, 3.88%, 11/01/2033(b)(e)	6,037,000	5,822,717
Williams Cos., Inc. (The), 3.50%, 11/15/2030(e)	500,000	508,734
2.60%, 03/15/2031(e)	8,803,000	8,322,310
3.50%, 10/15/2051(e)	3,792,000	3,370,791
		55,291,298

Other Diversified Financial Services–1.93%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 2.45%, 10/29/2026	6,794,000	6,558,681
3.00%, 10/29/2028	4,402,000	4,243,880
3.30%, 01/30/2032	5,218,000	4,957,682
3.40%, 10/29/2033	5,613,000	5,305,116
3.85%, 10/29/2041	5,792,000	5,374,110
Arab Petroleum Investments Corp. (Supranational), 4.13%, 09/18/2023(b)	200,000	207,698
Avolon Holdings Funding Ltd. (Ireland), 2.13%, 02/21/2026(b)	2,538,000	2,454,632
2.75%, 02/21/2028(b)	3,248,000	3,065,815
Banco BTG Pactual S.A. (Brazil), 7.75%, 02/15/2029(b)(c)	300,000	311,961
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(b)	4,297,000	3,795,952
2.55%, 03/30/2032(b)	2,921,000	2,774,189
3.20%, 01/30/2052(b)	5,981,000	5,400,813
Blackstone Private Credit Fund, 1.75%, 09/15/2024(b)	499,000	481,115
2.35%, 11/22/2024(b)	4,830,000	4,699,886
2.63%, 12/15/2026(b)	11,105,000	10,343,095
3.25%, 03/15/2027(b)	6,085,000	5,820,812
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	4,816,000	4,358,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Core Plus Bond Fund

	Principal Amount	Value
Other Diversified Financial Services–(continued)
Finance Department Government of Sharjah (United Arab Emirates), 4.38%, 03/10/2051(b)	$200,000	$175,773
Fuqing Investment Management Ltd. (China), 4.00%, 06/12/2022(b)	3,776,000	3,764,672
Georgia Capital JSC (Georgia), 6.13%, 03/09/2024(b)	226,000	229,955
LSEGA Financing PLC (United Kingdom), 1.38%, 04/06/2026(b)	2,592,000	2,470,850
2.00%, 04/06/2028(b)	2,345,000	2,234,523
Mexarrend S.A.P.I. de C.V. (Mexico), 10.25%, 07/24/2024(b)	400,000	293,378
OWL Rock Core Income Corp., 4.70%, 02/08/2027(b)	5,735,000	5,680,172
Pershing Square Holdings Ltd., 3.25%, 11/15/2030(b)	11,300,000	10,883,064
3.25%, 10/01/2031(b)	12,800,000	12,292,672
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(b)(f)	115,951	109,476
SPARC EM SPC Panama Metro Line 2 S.P. (Panama), 0.00%, 12/05/2022(b)(f)	74,414	73,094
		108,361,271

Packaged Foods & Meats–0.57%
General Mills, Inc., 2.25%, 10/14/2031(e)	2,373,000	2,233,177
JBS Finance Luxembourg S.a.r.l., 3.63%, 01/15/2032(b)	4,771,000	4,336,076
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(b)	49,000	45,279
JDE Peet’s N.V. (Netherlands), 1.38%, 01/15/2027(b)	2,815,000	2,616,220
2.25%, 09/24/2031(b)	2,091,000	1,897,282
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	22,437,000	20,540,737
NBM US Holdings, Inc. (Brazil), 7.00%, 05/14/2026(b)	250,000	258,686
Ulker Biskuvi Sanayi A.S. (Turkey), 6.95%, 10/30/2025(b)	200,000	185,400
		32,112,857

Paper Packaging–0.14%
Berry Global, Inc., 1.65%, 01/15/2027	5,163,000	4,818,342
Sealed Air Corp., 1.57%, 10/15/2026(b)	3,292,000	3,101,765
		7,920,107

Paper Products–0.01%
Suzano Austria GmbH (Brazil), 2.50%, 09/15/2028	48,000	43,800
7.00%, 03/16/2047(b)	205,000	235,216
		279,016

Personal Products–0.00%
Oriflame Investment Holding PLC (Switzerland), 5.13%, 05/04/2026(b)	200,000	169,500

	Principal Amount	Value
Pharmaceuticals–0.50%
Bayer US Finance II LLC, 3.88%, 12/15/2023(b)	$1,716,000	$1,763,455
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	5,872,000	5,953,712
3.55%, 03/15/2042	10,326,000	10,534,410
3.70%, 03/15/2052	3,915,000	4,042,737
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	5,699,000	5,564,659
Royalty Pharma PLC, 2.20%, 09/02/2030	196,000	178,009
		28,036,982

Precious Metals & Minerals–0.00%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(b)	200,000	141,000

Property & Casualty Insurance–0.44%
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051(e)	1,921,000	1,745,098
Chubb INA Holdings, Inc., 2.85%, 12/15/2051	1,472,000	1,318,179
3.05%, 12/15/2061	3,340,000	2,992,159
Fairfax Financial Holdings Ltd. (Canada), 4.63%, 04/29/2030	700,000	753,678
3.38%, 03/03/2031	2,061,000	2,039,035
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,366,000	2,208,431
3.20%, 09/17/2051	1,913,000	1,604,328
First American Financial Corp., 2.40%, 08/15/2031	3,618,000	3,305,634
Stewart Information Services Corp., 3.60%, 11/15/2031	5,941,000	5,740,073
W.R. Berkley Corp., 3.15%, 09/30/2061	3,315,000	2,749,004
		24,455,619

Railroads–0.27%
Autoridad del Canal de Panama (Panama), 4.95%, 07/29/2035(b)	300,000	343,084
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	6,681,000	5,598,210
Norfolk Southern Corp., 3.00%, 03/15/2032(e)	4,516,000	4,607,227
3.70%, 03/15/2053	4,724,000	4,846,540
		15,395,061

Real Estate Development–0.75%
Agile Group Holdings Ltd. (China), 5.75%, 01/02/2025(b)	390,000	156,000
5.50%, 04/21/2025(b)	4,142,000	1,605,025
6.05%, 10/13/2025(b)	3,169,000	1,235,910
5.50%, 05/17/2026(b)	786,000	290,820
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(b)	9,641,000	9,463,895
Country Garden Holdings Co. Ltd. (China), 4.75%, 07/25/2022(b)	4,409,000	4,199,572
5.40%, 05/27/2025(b)	935,000	724,625
3.13%, 10/22/2025(b)	3,667,000	2,629,239
5.63%, 12/15/2026(b)(e)	824,000	630,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Core Plus Bond Fund

	Principal Amount	Value
Real Estate Development–(continued)
Essential Properties L.P., 2.95%, 07/15/2031	$4,173,000	$3,838,888
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(b)	1,856,000	1,813,312
Logan Group Co. Ltd. (China), 7.50%, 08/25/2022(b)	904,000	424,880
4.25%, 07/12/2025(b)	2,055,000	616,500
4.50%, 01/13/2028(b)	1,750,000	490,000
Shimao Group Holdings Ltd. (China), 4.75%, 07/03/2022(b)	3,361,000	1,614,961
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	6,798,000	6,568,314
Sino-Ocean Land Treasure IV Ltd. (China), 5.25%, 04/30/2022(b)	1,567,000	1,563,155
3.25%, 05/05/2026(b)	5,205,000	4,297,727
		42,163,183

Regional Banks–0.91%
Banco Internacional del Peru SAA Interbank (Peru), 3.38%, 01/18/2023(b)	150,000	151,262
Citizens Financial Group, Inc., Series G, 4.00%(c)(d)	6,015,000	5,669,138
Huntington Bancshares, Inc., 2.49%, 08/15/2036(b)(c)	3,598,000	3,296,312
KeyCorp, 2.25%, 04/06/2027	2,612,000	2,573,621
M&T Bank Corp., 3.50%(c)(d)	3,518,000	3,218,970
SVB Financial Group, 2.10%, 05/15/2028(e)	2,145,000	2,057,332
1.80%, 02/02/2031(e)	4,074,000	3,691,131
Series C, 4.00%(c)(d)	12,313,000	11,589,611
Series D, 4.25%(c)(d)	11,954,000	11,513,196
Series E, 4.70%(c)(d)	7,466,000	7,064,703
		50,825,276

Reinsurance–0.39%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	2,232,000	1,962,900
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	6,436,000	6,688,241
3.13%, 06/15/2031(b)	2,586,000	2,413,041
4.70%, 10/15/2051(b)(c)	11,381,000	10,884,789
		21,948,971

Renewable Electricity–0.14%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	6,907,000	6,833,095
Consorcio Transmantaro S.A. (Peru), 4.70%, 04/16/2034(b)	500,000	516,480
Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(b)	158,480	156,290
ENN Clean Energy International Investment Ltd. (China), 3.38%, 05/12/2026(b)	200,000	195,809
		7,701,674

	Principal Amount	Value
Residential REITs–0.24%
American Campus Communities Operating Partnership L.P., 2.25%, 01/15/2029	$2,705,000	$2,549,132
American Homes 4 Rent L.P., 3.38%, 07/15/2051	940,000	807,600
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	236,000	223,145
2.70%, 01/15/2034	4,767,000	4,346,996
Spirit Realty L.P., 3.40%, 01/15/2030	3,122,000	3,116,079
2.70%, 02/15/2032	787,000	744,511
UDR, Inc., 3.00%, 08/15/2031(e)	1,476,000	1,455,638
		13,243,101

Restaurants–0.24%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	7,582,000	7,013,994
Starbucks Corp., 3.00%, 02/14/2032(e)	6,271,000	6,240,889
		13,254,883

Retail REITs–0.37%
Agree L.P., 2.60%, 06/15/2033	3,049,000	2,812,624
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	1,777,000	1,845,161
2.50%, 08/16/2031	2,331,000	2,156,544
Kimco Realty Corp., 1.90%, 03/01/2028	2,760,000	2,611,621
2.25%, 12/01/2031	2,408,000	2,224,733
Kite Realty Group Trust, 4.75%, 09/15/2030	432,000	466,233
National Retail Properties, Inc., 3.50%, 04/15/2051	2,716,000	2,546,174
Realty Income Corp., 3.25%, 01/15/2031	1,810,000	1,837,292
Simon Property Group L.P., 1.38%, 01/15/2027(e)	4,778,000	4,521,120
		21,021,502

Semiconductor Equipment–0.01%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030(b)	601,000	607,174

Semiconductors–0.50%
Broadcom, Inc., 2.45%, 02/15/2031(b)	3,218,000	2,974,848
4.30%, 11/15/2032	3,214,000	3,390,099
3.42%, 04/15/2033(b)	2,449,000	2,390,254
3.47%, 04/15/2034(b)	3,067,000	2,964,396
3.19%, 11/15/2036(b)	471,000	437,885
Marvell Technology, Inc., 2.95%, 04/15/2031	5,693,000	5,488,361
Micron Technology, Inc., 4.19%, 02/15/2027	4,285,000	4,531,730
2.70%, 04/15/2032	2,849,000	2,668,616
3.37%, 11/01/2041	1,930,000	1,741,063
Skyworks Solutions, Inc., 3.00%, 06/01/2031	1,703,000	1,582,493
		28,169,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Core Plus Bond Fund

	Principal Amount	Value
Soft Drinks–0.28%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	$16,047,000	$15,804,528

Sovereign Debt–2.70%
Airport Authority (Hong Kong), 3.25%, 01/12/2052(b)	10,776,000	10,142,659
Bahamas Government International Bond (Bahamas), 6.00%, 11/21/2028(b)	427,000	360,286
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	207,836
China Government International Bond (China), 2.50%, 10/26/2051(b)	11,462,000	10,632,729
Colombia Government International Bond (Colombia), 3.25%, 04/22/2032	200,000	167,806
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	5,470,000	4,711,092
6.40%, 06/05/2049(b)	250,000	231,565
Ecuador Social Bond S.a.r.l. (Ecuador), 0.00%, 01/30/2035(b)(f)	143,892	119,071
Egypt Government International Bond (Egypt), 6.20%, 03/01/2024(b)	200,000	201,414
5.25%, 10/06/2025(b)	12,181,000	11,648,629
3.88%, 02/16/2026(b)	8,651,000	7,490,468
5.88%, 02/16/2031(b)(e)	6,444,000	5,018,916
7.50%, 02/16/2061(b)	7,382,000	5,283,017
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	4,937,000	3,386,782
Guatemala Government Bond (Guatemala), 3.70%, 10/07/2033(b)	6,736,000	6,117,972
Indonesia Government International Bond (Indonesia), 4.75%, 02/11/2029	200,000	222,294
3.20%, 09/23/2061(e)	8,441,000	7,112,481
Jamaica Government International Bond (Jamaica), 7.88%, 07/28/2045	200,000	266,000
KSA Sukuk Ltd. (Saudi Arabia), 3.63%, 04/20/2027(b)	200,000	210,553
Mexico Government International Bond (Mexico), 4.50%, 04/22/2029	200,000	212,857
3.50%, 02/12/2034	9,294,000	8,764,335
4.40%, 02/12/2052	12,447,000	11,486,403
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(b)	3,800,000	3,009,125
Oman Government International Bond (Oman), 6.00%, 08/01/2029(b)	200,000	205,926
6.25%, 01/25/2031(b)	3,290,000	3,423,232
Panama Government International Bond (Panama), 3.16%, 01/23/2030	200,000	196,618

	Principal Amount	Value
Sovereign Debt–(continued)
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	$7,104,000	$6,538,735
Qatar Government International Bond (Qatar), 4.50%, 04/23/2028(b)	200,000	222,438
4.00%, 03/14/2029(b)	329,000	358,835
Republic of Kenya Government International Bond (Kenya), 8.00%, 05/22/2032(b)	200,000	189,508
Republic of South Africa Government International Bond (South Africa), 4.85%, 09/30/2029	300,000	293,430
5.75%, 09/30/2049	200,000	173,388
Romanian Government International Bond (Romania), 3.63%, 03/27/2032(b)	300,000	283,354
Saudi Government International Bond (Saudi Arabia), 4.38%, 04/16/2029(b)	415,000	459,612
Trinidad & Tobago Government International Bond (Trinidad and Tobago), 4.50%, 06/26/2030(b)	200,000	195,000
Turkey Government International Bond (Turkey), 5.60%, 11/14/2024	9,968,000	9,712,819
4.75%, 01/26/2026	8,103,000	7,426,002
UAE International Government Bond (United Arab Emirates), 2.00%, 10/19/2031(b)	4,598,000	4,382,322
2.88%, 10/19/2041(b)	6,736,000	6,317,149
3.25%, 10/19/2061(b)	8,477,000	7,957,953
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	7,487,000	6,536,653
		151,877,264

Specialized Finance–0.19%
India Airport Infra (India), 6.25%, 10/25/2025(b)	400,000	381,236
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	4,315,000	4,445,022
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	5,770,000	5,660,884
		10,487,142

Specialized REITs–0.58%
American Tower Corp., 2.70%, 04/15/2031	5,643,000	5,311,513
3.10%, 06/15/2050	2,834,000	2,381,436
2.95%, 01/15/2051	3,224,000	2,649,837
Crown Castle International Corp., 3.80%, 02/15/2028	205,000	213,382
2.50%, 07/15/2031	5,667,000	5,268,865
Equinix, Inc., 3.20%, 11/18/2029(e)	850,000	839,501
Extra Space Storage L.P., 2.55%, 06/01/2031	2,336,000	2,218,850
2.35%, 03/15/2032	2,697,000	2,487,746
Life Storage L.P., 2.40%, 10/15/2031	4,624,000	4,303,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Core Plus Bond Fund

	Principal Amount	Value
Specialized REITs–(continued)
SBA Communications Corp., 3.13%, 02/01/2029	$7,516,000	$6,990,406
		32,665,515

Specialty Chemicals–0.71%
Braskem Idesa S.A.P.I. (Mexico), 7.45%, 11/15/2029(b)	7,775,000	7,729,711
7.45%, 11/15/2029(b)	400,000	397,670
6.99%, 02/20/2032(b)(e)	8,453,000	8,087,999
Sasol Financing USA LLC (South Africa), 4.38%, 09/18/2026	9,881,000	9,676,908
6.50%, 09/27/2028	300,000	311,448
5.50%, 03/18/2031	14,272,000	13,695,340
		39,899,076

Specialty Stores–0.01%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)	600,000	519,963

Steel–0.01%
Metinvest B.V. (Ukraine), 7.75%, 10/17/2029(b)	200,000	70,900
POSCO Holdings, Inc. (South Korea), 4.00%, 08/01/2023(b)	228,000	234,672
Steel Dynamics, Inc., 3.25%, 01/15/2031	104,000	103,949
		409,521

Systems Software–0.21%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(e)	3,911,000	3,673,583
Oracle Corp., 3.60%, 04/01/2050	3,598,000	3,134,613
3.85%, 04/01/2060	2,682,000	2,317,014
VMware, Inc., 2.20%, 08/15/2031	2,885,000	2,644,981
		11,770,191

Technology Hardware, Storage & Peripherals–0.16%
Apple, Inc., 2.65%, 05/11/2050	2,552,000	2,270,028
2.80%, 02/08/2061	7,377,000	6,444,876
		8,714,904

Thrifts & Mortgage Finance–0.02%
Nationwide Building Society (United Kingdom), 4.13%, 10/18/2032(b)(c)	335,000	344,655
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(e)	531,000	499,756
		844,411

Tobacco–0.21%
Altria Group, Inc., 2.45%, 02/04/2032	2,962,000	2,646,884
3.70%, 02/04/2051	5,789,000	4,742,015
4.00%, 02/04/2061	4,804,000	4,007,125
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	357,000	327,425
		11,723,449

	Principal Amount	Value
Trading Companies & Distributors–0.22%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)(e)	$8,778,000	$9,261,097
Air Lease Corp., 2.20%, 01/15/2027	2,649,000	2,541,709
3.63%, 12/01/2027	340,000	344,697
		12,147,503

Trucking–0.49%
SMBC Aviation Capital Finance DAC (Ireland), 4.13%, 07/15/2023(b)	2,033,000	2,088,044
1.90%, 10/15/2026(b)	3,463,000	3,326,431
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(b)	5,822,000	5,625,642
3.15%, 06/15/2031(b)	6,768,000	6,507,373
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(e)	10,494,000	10,066,107
		27,613,597

Wireless Telecommunication Services–1.21%
Axiata SPV2 Bhd. (Malaysia), 4.36%, 03/24/2026(b)	200,000	213,916
Bharti Airtel Ltd. (India), 4.38%, 06/10/2025(b)	200,000	207,042
3.25%, 06/03/2031(b)	200,000	189,413
Liquid Telecommunications Financing PLC (South Africa), 5.50%, 09/04/2026(b)	200,000	195,796
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	200,000	204,947
SixSigma Networks Mexico S.A. de C.V. (Mexico), 7.50%, 05/02/2025(b)	325,000	309,337
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	11,603,313	11,955,627
5.15%, 03/20/2028(b)	14,434,000	15,535,517
T-Mobile USA, Inc., 2.25%, 02/15/2026(b)	5,505,000	5,318,628
2.63%, 04/15/2026	6,409,000	6,299,727
2.70%, 03/15/2032(b)	518,000	487,528
3.40%, 10/15/2052(b)	14,060,000	12,479,911
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	4,049,000	1,781,560
Vodafone Group PLC (United Kingdom), 3.25%, 06/04/2081(c)	2,293,000	2,130,793
4.13%, 06/04/2081(c)	5,448,000	5,021,776
5.13%, 06/04/2081(c)	6,245,000	5,583,280
		67,914,798
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,587,051,578)		2,435,893,107

Asset-Backed Securities–25.58%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(i)	495,787	511,350
Series 2005-1, Class 4A1, 2.76%, 05/25/2035(i)	600,126	603,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Core Plus Bond Fund

	Principal Amount	Value
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	$13,340,000	$12,572,367
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	1,871,834	1,870,246
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	6,235,301	6,215,391
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	4,205,564	4,166,710
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	4,185,686	4,126,342
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(i)	9,309,684	9,073,371
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(i)	15,592,770	15,578,562
Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(i)	896,903	897,107
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(i)	2,168,999	2,171,432
Avery Point VI CLO Ltd., Series 2015-6A, Class AR2, 1.22% (3 mo. USD LIBOR + 0.90%), 08/05/2027(b)(g)	15,753,285	15,681,213
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 1.44% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(g)	21,505,000	21,452,162
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(i)	4,394,000	4,536,459
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	12,178,356	12,033,905
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	12,177,416	11,725,489
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	11,918,555	11,711,884
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(i)	12,751,063	12,619,569
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(i)	15,558,731	14,981,317
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, 2.43%, 08/25/2033(i)	40,888	42,295
Series 2004-10, Class 21A1, 3.04%, 01/25/2035(i)	290,718	303,935
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	178,694	182,453
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 2.51%, 11/25/2034(i)	374,081	379,090

	Principal Amount	Value
Benchmark Mortgage Trust, Series 2018-B3, Class C, 4.54%, 04/10/2051(i)	$6,921,000	$7,116,049
Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	16,630,779
Series 2019-B14, Class C, 3.77%, 12/15/2062(i)	14,875,350	14,573,629
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	12,246,830
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	5,931,303	5,871,821
BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 1.04% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(g)	6,655,000	6,592,275
Series 2021-VOLT, Class C, 1.29% (1 mo. USD LIBOR + 1.10%), 09/15/2036(b)(g)	5,345,000	5,145,181
Series 2021-VOLT, Class D, 1.84% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(g)	12,367,000	11,941,187
Series 2021-XL2, Class B, 1.19% (1 mo. USD LIBOR + 1.00%), 10/15/2038(b)(g)	4,700,000	4,607,647
BX Trust, Series 2022-LBA6, Class A, 1.10% (1.00% + SOFR Term Rate), 01/15/2039(b)(g)	10,965,000	10,834,612
Series 2022-LBA6, Class B, 1.40% (1.30% + SOFR Term Rate), 01/15/2039(b)(g)	6,790,000	6,696,602
Series 2022-LBA6, Class C, 1.70% (1.60% + SOFR Term Rate), 01/15/2039(b)(g)	3,630,000	3,580,045
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/2035(b)	1,647,256	1,665,892
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	5,477,009	5,511,034
Chase Mortgage Finance Corp., Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	1,440,412	1,432,725
Series 2016-SH2, Class M2, 3.73%, 12/25/2045(b)(i)	5,540,204	5,525,657
Series 2016-SH2, Class M3, 3.73%, 12/25/2045(b)(i)	2,747,949	2,732,554
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1R2, 1.44% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(g)	4,417,000	4,404,659
Series 2016-1A, Class ARR, 1.34% (3 mo. USD LIBOR + 1.08%), 10/21/2031(b)(g)	4,761,000	4,741,413
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.29%, 09/10/2045(b)	1,300,000	1,305,677
Series 2013-GC11, Class D, 4.42%, 04/10/2046(b)(i)	752,554	752,861
Series 2014-GC23, Class B, 4.18%, 07/10/2047(i)	2,816,000	2,881,418
Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,250,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Core Plus Bond Fund

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 1.89%, 08/25/2034(i)	$150,847	$147,896
Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(i)	2,720,566	2,714,510
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(i)	12,348,864	11,890,574
COLT Mortgage Loan Trust, Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(i)	2,472,411	2,472,411
Series 2020-1, Class A2, 2.69%, 02/25/2050(b)(i)	1,288,071	1,288,071
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(i)	2,285,378	2,266,980
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(i)	1,629,960	1,632,554
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(i)	6,513,142	6,385,257
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(i)	9,488,883	9,383,432
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(j)	9,655,000	9,665,852
COMM Mortgage Trust, Series 2015-CR25, Class B, 4.53%, 08/10/2048(i)	5,267,000	5,439,021
Commercial Mortgage Trust, Series 2013-SFS, Class A1, 1.87%, 04/12/2035(b)	113,404	113,133
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	202,332	136,850
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(j)	3,704,607	3,700,333
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(i)	12,740,000	12,747,616
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(i)	5,772,399	5,795,675
Credit Suisse Mortgage Capital Trust, Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(i)	2,812,394	2,769,440
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	3,830,847	3,743,314
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	21,711,750
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 2.85%, 06/25/2034(i)	656,513	689,943
DB Master Finance LLC, Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	9,954,750	10,371,385
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,515,375	10,770,805
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.07%, 06/27/2037(b)(i)	3,857,003	3,879,212
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	18,974,760	19,435,758

	Principal Amount	Value
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 1.24% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(g)	$3,239,313	$3,230,207
DT Auto Owner Trust, Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	3,376,258	3,389,190
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	10,579,000	10,691,971
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	4,116,188	4,105,501
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(i)	1,075,660	1,076,939
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(i)	1,347,368	1,314,690
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(i)	8,725,213	8,662,635
Extended Stay America Trust, Series 2021-ESH, Class B, 1.57% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(g)	5,113,529	5,061,213
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, 5.00%, 12/31/2049	43,552	43,512
Flagstar Mortgage Trust, Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(i)	20,202,889	19,816,527
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	4,329,545	4,256,726
GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(i)	2,404,008	2,405,983
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(b)(j)	1,824,555	1,813,883
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.89%, 04/19/2036(i)	420,348	365,589
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 1.32% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(g)	5,015,000	4,997,277
GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 1.16% (3 mo. USD LIBOR + 0.91%), 11/20/2030(b)(g)	14,276,000	14,229,774
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 1.32% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(g)	6,576,000	6,552,708
Golub Capital Partners CLO 35(B) Ltd., Series 2017-35A, Class AR, 1.44% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(g)	19,529,014	19,489,097
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 1.35% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(g)	15,988,000	15,880,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Core Plus Bond Fund

	Principal Amount	Value
GS Mortgage Securities Trust, Series 2013-G1, Class A1, 2.06%, 04/10/2031(b)	$148,767	$148,894
Series 2013-GC14, Class B, 4.73%, 08/10/2046(b)(i)	4,973,000	5,085,120
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	8,308,192
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	8,434,486
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(i)	10,531,954	10,349,020
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 2.79%, 09/25/2035(i)	126,901	126,600
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 1.07% (1 mo. USD LIBOR + 0.90%), 06/20/2035(g)	15,815	15,662
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	3,927,000	3,772,718
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	2,100,000	2,037,561
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	2,917,000	2,836,964
Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	1,289,000	1,252,255
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 1.55% (3 mo. USD LIBOR + 1.25%), 04/29/2034(b)(g)	11,399,000	11,354,772
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 1.29% (1 mo. USD LIBOR + 1.10%), 01/15/2033(b)(g)	15,995,000	15,939,789
Series 2018-STAY, Class B, 1.64% (1 mo. USD LIBOR + 1.45%), 01/15/2033(b)(g)	8,640,000	8,610,818
Invitation Homes Trust, Series 2018-SFR1, Class A, 0.82% (1 mo. USD LIBOR + 0.70%), 03/17/2037(b)(g)	27,120,221	27,034,355
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(h)	7,847,000	7,829,868
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	5,719,500	5,866,535
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class B, 3.81%, 12/15/2047(b)(i)	5,000,000	5,018,261

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A3, Class 1A1, 1.81%, 06/25/2035(i)	$247,221	$249,726
Series 2005-A3, Class 6A5, 2.76%, 06/25/2035(i)	264,859	271,409
Series 2005-A5, Class 1A2, 2.40%, 08/25/2035(i)	106,731	110,466
Series 2007-A4, Class 3A1, 2.65%, 06/25/2037(i)	426,328	348,937
Series 20153, Class B2, 3.60%, 05/25/2045(b)(i)	5,282,534	5,258,712
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(i)	14,739,437	14,326,180
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, 4.89%, 01/15/2047(i)	12,750,000	12,806,291
Series 2015-C31, Class A3, 3.80%, 08/15/2048	1,040,300	1,075,288
Series 2016-C1, Class B, 4.73%, 03/17/2049(i)	5,083,000	5,291,063
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	5,872,795
KKR CLO 30 Ltd., Series 30A, Class A1R, 1.26% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(g)	11,305,000	11,249,402
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	120,358	110,055
Life Mortgage Trust, Series 2021-BMR, Class A, 0.89% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(g)	6,679,282	6,553,147
Series 2021-BMR, Class B, 1.07% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(g)	10,837,246	10,594,643
Series 2021-BMR, Class C, 1.29% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(g)	4,546,237	4,428,689
MAD Mortgage Trust, Series 2017-330M, Class A, 3.29%, 08/15/2034(b)(i)	11,633,000	11,610,573
Med Trust, Series 2021-MDLN, Class A, 1.14% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(g)	7,975,000	7,866,409
Series 2021-MDLN, Class B, 1.64% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(g)	12,879,000	12,702,811
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	7,976,648	7,865,324
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	7,888,403	7,752,445
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.06%, 11/25/2035(i)	467,254	468,807
Series 2005-A5, Class A9, 3.00%, 06/25/2035(i)	524,817	534,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Core Plus Bond Fund

	Principal Amount	Value
MFA Trust, Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(i)	$8,572,488	$8,254,347
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(i)	10,591,994	10,408,548
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	10,635,985	10,321,806
MHP Commercial Mortgage Trust, Series 2021-STOR, Class A, 0.89% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(g)	5,810,000	5,693,793
Series 2021-STOR, Class B, 1.09% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(g)	4,355,000	4,263,216
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.53%, 10/15/2048(i)	15,769,000	16,353,957
Morgan Stanley Capital I Trust, Series 2014-150E, Class C, 4.30%, 09/09/2032(b)(i)	3,350,000	3,318,381
Series 2017-CLS, Class A, 0.89% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(g)	18,372,000	18,276,574
Series 2017-CLS, Class B, 1.04% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(g)	9,024,000	8,960,887
Series 2017-CLS, Class C, 1.19% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(g)	6,124,000	6,076,142
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	18,679,804
Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	11,258,815
Motel Trust, Series 2021-MTL6, Class A, 1.09% (1 mo. USD LIBOR + 0.90%), 09/15/2038(b)(g)	3,524,146	3,483,275
Series 2021-MTL6, Class B, 1.39% (1 mo. USD LIBOR + 1.20%), 09/15/2038(b)(g)	1,414,453	1,396,015
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	5,571,209	5,547,384
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	4,222,843	4,261,167
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.79%, 11/15/2032(b)(i)	6,250,000	6,215,176
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.27% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(g)	10,478,000	10,427,077
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	2,500,502	2,505,863
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	4,110,030	4,106,802

	Principal Amount	Value
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(i)	$986,228	$994,708
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(i)	11,293,609	11,178,667
Series 2022-NQM2, Class A1, 2.93%, 01/25/2062(b)(i)	12,765,000	12,754,636
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(j)	8,490,000	8,494,821
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(j)	7,063,333	7,058,262
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	9,415,116	9,256,668
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 1.37% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(g)	17,619,000	17,574,371
Series 2017-13A, Class A1AR, 1.20% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(g)	9,611,000	9,611,884
Series 2020-8RA, Class A1, 1.46% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(g)	17,937,000	17,915,888
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 1.30% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(g)	16,000,000	15,951,120
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.46% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(g)	16,476,000	16,439,308
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.51% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(g)	10,543,683	10,498,187
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	21,801,000	21,069,747
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(i)	12,871,315	12,508,912
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 1.33% (3 mo. USD LIBOR + 1.09%), 04/17/2034(b)(g)	9,626,000	9,538,769
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	14,115,000	13,766,351
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	7,245,000	7,065,720
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 0.73% (1 mo. USD LIBOR + 0.54%), 08/25/2031(g)	121,916	112,428
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 1.52% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(g)	11,823,244	11,810,061
Residential Mortgage Loan Trust, Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(i)	1,285,629	1,279,130
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(i)	1,986,086	1,972,263

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco Core Plus Bond Fund

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2013-3, Class A1, 2.00%, 03/25/2043(i)	$428,127	$418,347
Series 2013-7, Class A2, 3.00%, 06/25/2043(i)	362,167	357,198
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(i)	449,451	443,957
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	9,288,550	9,501,273
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	5,546,792	5,248,844
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	5,447,208	5,102,445
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	8,714,833	8,651,506
Series 2021-SFR1, Class B, 0.87% (1 mo. USD LIBOR + 0.75%), 04/17/2038(b)(g)	3,520,000	3,501,319
Series 2021-SFR1, Class C, 1.17% (1 mo. USD LIBOR + 1.05%), 04/17/2038(b)(g)	4,925,000	4,895,533
Series 2021-SFR1, Class D, 1.42% (1 mo. USD LIBOR + 1.30%), 04/17/2038(b)(g)	6,670,000	6,629,152
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	1,543,192	1,537,672
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	3,903,539	3,858,164
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(i)	16,214,241	15,867,659
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	11,754,563	11,670,854
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.45%, 09/25/2034(i)	279,303	285,818
Series 2004-8, Class 3A, 2.56%, 07/25/2034(i)	813,667	834,039
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	114,631	113,261
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	14,214,667	13,856,083
Thornburg Mortgage Securities Trust, Series 2003-6, Class A2, 1.19% (1 mo. USD LIBOR + 1.00%), 12/25/2033(g)	255,104	257,910
Series 2005-1, Class A3, 4.66%, 04/25/2045(i)	478,401	487,282
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.53% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(g)	9,701,000	9,663,971
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(i)	1,146,370	1,152,536
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	13,495,444	12,531,281

	Principal Amount	Value
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	$16,770,000	$17,500,926
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, 08/10/2049	209,055	209,724
Series 2012-C4, Class A5, 2.85%, 12/10/2045	532,433	534,823
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, 6.62%, 01/10/2045(b)(i)	4,500,000	4,467,375
Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(j)	2,663,945	2,664,667
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(j)	3,354,777	3,389,935
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(i)	1,131,111	1,127,066
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(i)	3,778,427	3,690,941
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(i)	13,021,974	12,731,257
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	6,628,086	6,575,731
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(j)	8,605,000	8,557,741
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	4,137,534	4,085,745
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007-HY2, Class 2A2, 2.82%, 11/25/2036(i)	220,119	207,335
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 2.62%, 08/25/2035(i)	113,327	114,651
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,800,000	11,018,340
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	5,060,000	5,232,915
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.81%, 10/15/2022(b)(i)	568,832	564,191
Series 2013-C14, Class A5, 3.34%, 06/15/2046	1,485,143	1,504,281
Series 2013-C16, Class B, 5.00%, 09/15/2046(i)	3,127,000	3,179,459
Series 2014-C23, Class B, 4.39%, 10/15/2057(i)	4,693,000	4,813,241
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	21,858,658	21,325,232
Total Asset-Backed Securities (Cost $1,461,001,699)		1,436,404,442

U.S. Treasury Securities–15.05%
U.S. Treasury Bills–0.13%
0.30% - 0.42%, 05/26/2022(k)(l)	7,214,000	7,208,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco Core Plus Bond Fund

	Principal Amount	Value
U.S. Treasury Bonds–5.82%
2.38%, 02/15/2042	$216,870,400	$221,512,782
1.88%, 11/15/2051	112,697,800	105,178,743
		326,691,525

U.S. Treasury Notes–9.10%
1.50%, 02/29/2024	13,097,000	13,108,511
1.50%, 02/15/2025	30,885,500	30,764,854
1.88%, 02/28/2027	193,271,800	194,570,345
1.88%, 02/28/2029	15,740,100	15,795,442
1.88%, 02/15/2032	256,196,800	257,177,552
		511,416,704
Total U.S. Treasury Securities (Cost $835,399,426)		845,316,930

U.S. Government Sponsored Agency Mortgage-Backed Securities–12.36%
Collateralized Mortgage Obligations–0.72%
Fannie Mae REMICs, IO, 7.00%, 05/25/2033(m)	4,384	647
6.00%, 07/25/2033(m)	3,127	503
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K038, Class X1, IO, 1.10%, 03/25/2024(n)	22,682,966	444,092
Series K083, Class AM, 4.03%, 10/25/2028(i)	4,736,000	5,216,714
Series K085, Class AM, 4.06%, 10/25/2028(i)	4,736,000	5,207,950
Series K089, Class AM, 3.63%, 01/25/2029(i)	8,018,000	8,674,345
Series K088, Class AM, 3.76%, 01/25/2029(i)	18,944,000	20,622,992
		40,167,243

Federal Home Loan Mortgage Corp. (FHLMC)–0.34%
7.00%, 07/01/2022 to 06/01/2032	415,239	460,310
3.50%, 08/01/2026	235,082	243,196
6.00%, 03/01/2029 to 02/01/2034	125,468	137,235
7.50%, 05/01/2030 to 05/01/2035	352,061	385,578
8.50%, 08/01/2031	22,497	25,621
3.00%, 02/01/2032	1,425,440	1,472,735
6.50%, 07/01/2032 to 09/01/2036	80,337	89,818
8.00%, 08/01/2032	16,666	18,706
5.50%, 01/01/2034 to 07/01/2040	859,144	957,933
5.00%, 07/01/2034 to 06/01/2040	1,243,442	1,385,548
4.50%, 02/01/2040 to 10/01/2046	12,971,307	14,090,785
ARM, 2.29% (1 yr. USD LIBOR + 2.03%), 12/01/2036(g)	35,826	37,845
2.51% (1 yr. USD LIBOR + 2.14%), 02/01/2037(g)	10,709	11,406
2.13% (1 yr. USD LIBOR + 1.88%), 05/01/2037(g)	44,742	46,929
		19,363,645

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–1.08%
6.50%, 07/01/2028 to 01/01/2037	$55,557	$61,256
7.50%, 02/01/2030 to 08/01/2037	437,704	492,927
9.50%, 04/01/2030	2,488	2,676
3.50%, 12/01/2030 to 05/01/2047	32,850,922	34,325,047
7.00%, 03/01/2032 to 02/01/2034	199,043	212,373
8.50%, 10/01/2032	33,935	39,794
5.50%, 04/01/2033 to 06/01/2040	356,511	389,298
8.00%, 04/01/2033	32,332	37,623
6.00%, 04/01/2037 to 10/01/2039	9,093	10,207
5.00%, 12/01/2039	358,655	399,779
3.00%, 08/01/2043	2,317,230	2,387,210
4.00%, 12/01/2048	21,188,275	22,445,901
ARM, 2.30% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(g)	72,404	76,300
1.98% (1 yr. USD LIBOR + 1.62%), 01/01/2037(g)	33,453	34,974
2.03% (1 yr. USD LIBOR + 1.69%), 03/01/2038(g)	20,422	21,340
		60,936,705

Government National Mortgage Association (GNMA)–1.11%
7.50%, 06/15/2023 to 05/15/2032	5,104	5,276
9.00%, 09/15/2024	1,556	1,563
8.00%, 08/15/2025 to 09/15/2026	11,757	11,851
6.56%, 01/15/2027	63,306	68,762
7.00%, 10/15/2028 to 09/15/2032	79,520	84,528
6.00%, 11/15/2028 to 02/15/2033	39,186	43,242
6.50%, 01/15/2029 to 09/15/2034	61,409	66,696
5.50%, 06/15/2035	32,497	36,858
5.00%, 07/15/2035	2,565	2,846
4.00%, 03/20/2048	3,888,452	4,083,156
ARM, 2.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025 to 05/20/2025(g)	11,187	11,370
3.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(g)	2,977	2,980
TBA, 2.00%, 03/01/2052(o)	59,000,000	57,686,328
		62,105,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco Core Plus Bond Fund

	Principal Amount		Value
Uniform Mortgage-Backed Securities–9.11%
TBA, 2.00%, 03/01/2037 to 03/01/2052(o)		$244,549,912	$240,204,343
2.50%, 03/01/2052(o)		253,500,000	250,123,299
3.00%, 03/01/2052(o)		21,000,000	21,211,641
			511,539,283
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $692,730,905)			694,112,332

	Shares
Preferred Stocks–2.03%
Asset Management & Custody Banks–0.05%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)		2,754,000	2,833,177

Diversified Banks–1.38%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.		1,100	1,449,316
Citigroup, Inc., 6.25%, Series T, Pfd.(c)(e)		5,247,000	5,653,642
Citigroup, Inc., 5.00%, Series U, Pfd.(c)(e)		13,825,000	14,018,550
Citigroup, Inc., 4.00%, Series W, Pfd.(c)		7,226,000	6,999,104
JPMorgan Chase & Co., 3.77% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(g)		12,526,000	12,490,598
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		27,407	37,057,553
			77,668,763

Integrated Telecommunication Services–0.19%
AT&T, Inc., 2.88%, Series B, Pfd.(c)		9,700,000	10,503,310

Investment Banking & Brokerage–0.29%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)		3,516,000	3,258,699
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)(e)		6,141,000	5,930,978
Morgan Stanley, 6.88%, Series F, Pfd.(c)		249,737	6,747,894
			15,937,571

Multi-Utilities–0.08%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)		4,568,000	4,513,755

Other Diversified Financial Services–0.03%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)		1,682,000	1,695,456

Regional Banks–0.01%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(c)		22,856	576,200
Total Preferred Stocks (Cost $112,207,359)			113,728,232

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.35%(p)
Brewers–0.02%
Molson Coors International L.P., Series MPLE, 3.44%, 07/15/2026	CAD	1,799,000	1,447,805

	Principal Amount		Value
Diversified Banks–0.05%
HSBC Holdings PLC (United Kingdom), Series MPLE, 3.20%, 12/05/2023(b)	CAD	3,598,000	$2,884,310

Integrated Telecommunication Services–0.07%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD	4,497,000	3,765,155

Movies & Entertainment–0.12%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	5,311,000	6,530,474

Sovereign Debt–0.04%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	6,000,000	2,320,987

Technology Hardware, Storage & Peripherals–0.05%
Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD	3,598,000	2,868,172
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $22,653,186)			19,816,903

Agency Credit Risk Transfer Notes–0.34%
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2, 3.04% (1 mo. USD LIBOR + 2.85%), 11/25/2029(g)		$9,117,042	9,305,682
Series 2019-R03, Class 1M2, 2.34% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(g)		1,268,554	1,273,160
Series 2019-R06, Class 2M2, 2.29% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(g)		1,139,545	1,141,976
Freddie Mac, Series 2020-DNA5, Class M2, STACR®, 2.85% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(g)		7,515,582	7,566,306
Total Agency Credit Risk Transfer Notes (Cost $19,244,257)			19,287,124

Municipal Obligations–0.23%
California State University, Series 2021 B, Ref. RB, 2.72%, 11/01/2052		5,145,000	4,811,093
Series 2021 B, Ref. RB, 2.94%, 11/01/2052		7,705,000	7,178,656
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057		533,000	778,920
Total Municipal Obligations (Cost $13,383,000)			12,768,669

Variable Rate Senior Loan Interests–0.17%(q)(r)
Diversified REITs–0.17%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $8,880,224)(h)		11,873,748	9,479,326

	Shares
Exchange-Traded Funds–0.10%
Invesco Total Return Bond ETF (Cost $5,786,000)(s)		100,000	5,394,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco Core Plus Bond Fund

	Shares	Value
Common Stocks & Other Equity Interests–0.00%
Oil & Gas Drilling–0.00%
Vantage Drilling International(t)	95	$570

Paper Packaging–0.00%
WestRock Co.	65	2,943

Specialty Chemicals–0.00%
Ingevity Corp.(t)	10	682
Total Common Stocks & Other Equity Interests (Cost $5,671)		4,195

Money Market Funds–9.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(s)(u)	177,631,868	177,631,868
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(s)(u)	150,533,586	150,533,586
Invesco Treasury Portfolio, Institutional Class, 0.01%(s)(u)	203,007,849	203,007,849
Total Money Market Funds (Cost $531,206,597)		531,173,303

Options Purchased–0.06%
(Cost $4,047,415)(v)		3,431,542
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-109.11% (Cost $6,293,597,317)		6,126,810,105

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.34%
Invesco Private Government Fund, 0.12%(s)(u)(w)	56,308,649	$56,308,649
Invesco Private Prime Fund, 0.08%(s)(u)(w)	131,373,711	131,386,851
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $187,704,576)		187,695,500
TOTAL INVESTMENTS IN SECURITIES–112.45% (Cost $6,481,301,893)		6,314,505,605
OTHER ASSETS LESS LIABILITIES–(12.45)%		(699,082,005)
NET ASSETS–100.00%		$5,615,423,600

Investment Abbreviations:

ARM	- Adjustable Rate Mortgage
CAD	- Canadian Dollar
Conv.	- Convertible
Ctfs.	- Certificates
ETF	- Exchange-Traded Fund
EUR	- Euro
IO	- Interest Only
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
RB	- Revenue Bonds
Ref.	- Refunding
REIT	- Real Estate Investment Trust
REMICs	- Real Estate Mortgage Investment Conduits
SOFR	- Secured Overnight Financing Rate
STACR®	- Structured Agency Credit Risk
TBA	- To Be Announced
USD	- U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                     Invesco Core Plus Bond Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $2,433,801,869, which represented 43.34% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security was out on loan at February 28, 2022.
(f)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2022.

(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(n)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2022.

(o)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1P.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(r)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(s)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Invesco Total Return Bond ETF	$5,743,000	$-	$-	$(349,000)	$-	$5,394,000	$59,122
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	287,277,408	228,923,075	(338,568,615)	-	-	177,631,868	27,686
Invesco Liquid Assets Portfolio, Institutional Class	209,407,403	163,516,482	(222,325,705)	(33,812)	(30,782)	150,533,586	10,524
Invesco Treasury Portfolio, Institutional Class	328,317,037	261,626,371	(386,935,559)	-	-	203,007,849	12,409
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,361,317	188,390,372	(171,443,040)	-	-	56,308,649	7,895	*
Invesco Private Prime Fund	91,843,074	311,120,623	(271,533,262)	(9,076)	(34,508)	131,386,851	71,948	*
Total	$961,949,239	$1,153,576,923	$(1,390,806,181)	$(391,888)	$(65,290)	$724,262,803	$189,584

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(t)	Non-income producing security.
(u)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                     Invesco Core Plus Bond Fund

Open Exchange-Traded Equity Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value

Equity Risk

Alphabet, Inc.	Call	09/16/2022	7	USD	3,150.00	USD	2,205,000	$60,655

Amazon.com, Inc.	Call	09/16/2022	2	USD	3,260.00	USD	652,000	42,685

Apple, Inc.	Call	09/16/2022	45	USD	185.00	USD	832,500	31,500

iShares China Large-Cap ETF	Call	01/20/2023	6,132	USD	41.00	USD	25,141,200	757,302

Microsoft Corp.	Call	09/16/2022	30	USD	315.00	USD	945,000	55,800

Total Open Exchange-Traded Equity Options Purchased								$947,942

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

S&P 500 Index	Call	09/16/2022	112	USD 4,475.00	USD 50,120,000	$2,483,600

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

S&P 500 Index	Call	09/16/2022	112	USD 4,775.00	USD 53,480,000	$(974,960)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	2,831	June-2022	$609,306,397	$1,946,347	$1,946,347

U.S. Treasury 5 Year Notes	3,375	June-2022	399,199,219	2,720,346	2,720,346

U.S. Treasury Long Bonds	794	June-2022	124,409,875	1,867,140	1,867,140

Subtotal-Long Futures Contracts				6,533,833	6,533,833

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 10 Year Notes	852	June-2022	(108,576,750)	(485,906)	(485,906)

U.S. Treasury 10 Year Ultra Notes	3,311	June-2022	(467,937,422)	(5,970,107)	(5,970,107)

U.S. Treasury Ultra Bonds	2	June-2022	(371,875)	(6,406)	(6,406)

Subtotal-Short Futures Contracts				(6,462,419)	(6,462,419)

Total Futures Contracts				$71,414	$71,414

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

05/17/2022	Bank of America	CAD	13,384,000	USD	10,562,695	$1,547

05/17/2022	Canadian Imperial Bank of Commerce	CAD	35,542,000	USD	28,045,893	144

05/17/2022	Citibank N.A.	EUR	100,000	USD	114,970	2,518

07/12/2022	Goldman Sachs & Co.	JPY	4,476,249,220	AUD	54,300,000	448,398

07/12/2022	Goldman Sachs & Co.	USD	69,270,105	AUD	97,250,000	1,510,327

05/17/2022	Morgan Stanley	EUR	28,141,000	USD	32,158,876	513,851

Subtotal-Appreciation						2,476,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                     Invesco Core Plus Bond Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

07/12/2022	Citibank N.A.	AUD	27,150,000	JPY	2,249,724,477	$(122,946)

07/12/2022	Citibank N.A.	AUD	48,625,000	USD	35,064,893	(325,324)

07/12/2022	Goldman Sachs & Co.	AUD	27,150,000	JPY	2,250,634,545	(115,002)

07/12/2022	Goldman Sachs & Co.	AUD	48,625,000	USD	35,076,456	(313,761)

Subtotal-Depreciation						(877,033)

Total Forward Foreign Currency Contracts						$1,599,752

Abbreviations:

AUD –Australian Dollar

CAD –Canadian Dollar

EUR –Euro

JPY –Japanese Yen

USD –U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of February 28, 2022

U.S. Dollar Denominated Bonds & Notes	38.58%

Asset-Backed Securities	22.75

U.S. Treasury Securities	13.39

U.S. Government Sponsored Agency Mortgage-Backed Securities	10.99

Preferred Stocks	1.80

Security types each less than 1% portfolio	1.11

Money Market Funds	11.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                     Invesco Core Plus Bond Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $5,756,604,720)*	$5,590,242,802

Investments in affiliates, at value (Cost $724,697,173)	724,262,803

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	2,476,785

Deposits with brokers:
Cash collateral – OTC Derivatives	4,400,702

Cash	4,522,292

Foreign currencies, at value (Cost $39,473,328)	39,375,594

Receivable for:
Investments sold	292,891,824

Fund shares sold	6,756,120

Dividends	549,352

Interest	27,885,340

Investments matured, at value (Cost $0)	22,056

Principal paydowns	46,600

Investment for trustee deferred compensation and retirement plans	139,688

Other assets	188,252

Total assets	6,693,760,210

Liabilities:
Other investments:
Options written, at value (premiums received $706,960)	974,960

Variation margin payable - futures contracts	1,029,441

Unrealized depreciation on forward foreign currency contracts outstanding	877,033

Payable for:
Investments purchased	860,854,565

Dividends	1,438,332

Fund shares reacquired	23,842,101

Collateral upon return of securities loaned	187,704,576

Accrued fees to affiliates	1,140,034

Accrued trustees’ and officers’ fees and benefits	7,038

Accrued other operating expenses	289,180

Trustee deferred compensation and retirement plans	179,350

Total liabilities	1,078,336,610

Net assets applicable to shares outstanding	$5,615,423,600

Net assets consist of:
Shares of beneficial interest	$5,876,741,530

Distributable earnings (loss)	(261,317,930)

$5,615,423,600

Net Assets:
Class A	$1,404,409,977

Class C	$75,381,684

Class R	$28,164,432

Class Y	$1,302,007,302

Class R5	$12,849,506

Class R6	$2,792,610,699

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	133,366,604

Class C	7,160,902

Class R	2,675,250

Class Y	123,542,369

Class R5	1,220,758

Class R6	265,379,290

Class A:
Net asset value per share	$10.53

Maximum offering price per share (Net asset value of $10.53 ÷ 95.75%)	$11.00

Class C:
Net asset value and offering price per share	$10.53

Class R:
Net asset value and offering price per share	$10.53

Class Y:
Net asset value and offering price per share	$10.54

Class R5:
Net asset value and offering price per share	$10.53

Class R6:
Net asset value and offering price per share	$10.52

*	At February 28, 2022, securities with an aggregate value of $182,312,878 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                     Invesco Core Plus Bond Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $20,970)	$73,127,893

Dividends	1,301,117

Dividends from affiliates (includes securities lending income of $136,653)	246,394

Total investment income	74,675,404

Expenses:
Advisory fees	11,348,189

Administrative services fees	401,250

Custodian fees	44,955

Distribution fees:
Class A	1,825,489

Class C	419,451

Class R	73,231

Transfer agent fees - A, C, R and Y	1,870,024

Transfer agent fees - R5	6,853

Transfer agent fees - R6	504,770

Trustees’ and officers’ fees and benefits	29,069

Registration and filing fees	131,737

Reports to shareholders	161,367

Professional services fees	42,260

Other	36,343

Total expenses	16,894,988

Less: Fees waived and/or expenses reimbursed	(757,628)

Net expenses	16,137,360

Net investment income	58,538,044

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(71,054,971)

Affiliated investment securities	(65,290)

Foreign currencies	(520,183)

Forward foreign currency contracts	1,343,655

Futures contracts	(16,255,060)

Option contracts written	62,593

Swap agreements	7,716

(86,481,540)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(304,513,255)

Affiliated investment securities	(391,888)

Foreign currencies	(335,720)

Forward foreign currency contracts	1,674,729

Futures contracts	400,065

Option contracts written	(1,774,993)

(304,941,062)

Net realized and unrealized gain (loss)	(391,422,602)

Net increase (decrease) in net assets resulting from operations	$(332,884,558)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                     Invesco Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021

Operations:
Net investment income	$58,538,044	$108,817,353

Net realized gain (loss)	(86,481,540)	116,055,596

Change in net unrealized appreciation (depreciation)	(304,941,062)	(37,501,160)

Net increase (decrease) in net assets resulting from operations	(332,884,558)	187,371,789

Distributions to shareholders from distributable earnings:
Class A	(29,704,679)	(71,533,838)

Class C	(1,367,305)	(4,572,300)

Class R	(558,639)	(1,227,539)

Class Y	(29,892,631)	(65,521,207)

Class R5	(297,320)	(641,319)

Class R6	(63,375,243)	(153,842,030)

Total distributions from distributable earnings	(125,195,817)	(297,338,233)

Share transactions–net:
Class A	20,940,750	160,075,546

Class C	(8,991,634)	(14,276,030)

Class R	1,000,578	6,753,723

Class Y	2,286,866	259,381,915

Class R5	659,784	1,958,966

Class R6	71,163,564	259,136,285

Net increase in net assets resulting from share transactions	87,059,908	673,030,405

Net increase (decrease) in net assets	(371,020,467)	563,063,961

Net assets:
Beginning of period	5,986,444,067	5,423,380,106

End of period	$5,615,423,600	$5,986,444,067

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                     Invesco Core Plus Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/22	$11.39	$0.10	$(0.74)	$(0.64)	$(0.11)	$(0.11)	$-	$(0.22)	$10.53	(5.67)%	$1,404,410	0.75	%(d)	0.80	%(d)	1.80	%(d)	165%
Year ended 08/31/21	11.61	0.19	0.17	0.36	(0.22)	(0.36)	-	(0.58)	11.39	3.18	1,497,641	0.74		0.79		1.70		366
Year ended 08/31/20	11.13	0.29	0.51	0.80	(0.32)	-	-	(0.32)	11.61	7.29	1,364,591	0.75		0.82		2.55		329
Year ended 08/31/19	10.53	0.36	0.62	0.98	(0.32)	-	(0.06)	(0.38)	11.13	9.57	1,079,416	0.74		0.84		3.41		250
Year ended 08/31/18	11.03	0.31	(0.48)	(0.17)	(0.32)	-	(0.01)	(0.33)	10.53	(1.51)	887,784	0.74		0.82		2.96		383
Year ended 08/31/17	11.05	0.28	0.03	0.31	(0.31)	(0.02)	-	(0.33)	11.03	2.88	805,356	0.76		0.88		2.54		547
Class C
Six months ended 02/28/22	11.38	0.06	(0.73)	(0.67)	(0.07)	(0.11)	-	(0.18)	10.53	(5.94)	75,382	1.50	(d)	1.55	(d)	1.05	(d)	165
Year ended 08/31/21	11.61	0.11	0.16	0.27	(0.14)	(0.36)	-	(0.50)	11.38	2.32	90,811	1.49		1.54		0.95		366
Year ended 08/31/20	11.12	0.20	0.52	0.72	(0.23)	-	-	(0.23)	11.61	6.59	107,350	1.50		1.57		1.80		329
Year ended 08/31/19	10.53	0.28	0.61	0.89	(0.24)	-	(0.06)	(0.30)	11.12	8.67	87,046	1.49		1.59		2.66		250
Year ended 08/31/18	11.02	0.24	(0.48)	(0.24)	(0.24)	-	(0.01)	(0.25)	10.53	(2.16)	123,285	1.49		1.57		2.21		383
Year ended 08/31/17	11.05	0.20	0.02	0.22	(0.23)	(0.02)	-	(0.25)	11.02	2.02	130,591	1.51		1.63		1.79		547
Class R
Six months ended 02/28/22	11.38	0.09	(0.73)	(0.64)	(0.10)	(0.11)	-	(0.21)	10.53	(5.70)	28,164	1.00	(d)	1.05	(d)	1.55	(d)	165
Year ended 08/31/21	11.61	0.16	0.16	0.32	(0.19)	(0.36)	-	(0.55)	11.38	2.83	29,466	0.99		1.04		1.45		366
Year ended 08/31/20	11.12	0.26	0.52	0.78	(0.29)	-	-	(0.29)	11.61	7.12	23,193	1.00		1.07		2.30		329
Year ended 08/31/19	10.53	0.33	0.61	0.94	(0.29)	-	(0.06)	(0.35)	11.12	9.21	17,598	0.99		1.09		3.16		250
Year ended 08/31/18	11.02	0.29	(0.47)	(0.18)	(0.30)	-	(0.01)	(0.31)	10.53	(1.67)	14,134	0.99		1.07		2.71		383
Year ended 08/31/17	11.05	0.25	0.02	0.27	(0.28)	(0.02)	-	(0.30)	11.02	2.53	10,403	1.01		1.13		2.29		547
Class Y
Six months ended 02/28/22	11.40	0.11	(0.73)	(0.62)	(0.13)	(0.11)	-	(0.24)	10.54	(5.54)	1,302,007	0.50	(d)	0.55	(d)	2.05	(d)	165
Year ended 08/31/21	11.62	0.22	0.17	0.39	(0.25)	(0.36)	-	(0.61)	11.40	3.43	1,407,185	0.49		0.54		1.95		366
Year ended 08/31/20	11.14	0.31	0.51	0.82	(0.34)	-	-	(0.34)	11.62	7.56	1,170,121	0.50		0.57		2.80		329
Year ended 08/31/19	10.54	0.39	0.62	1.01	(0.35)	-	(0.06)	(0.41)	11.14	9.84	892,952	0.49		0.59		3.66		250
Year ended 08/31/18	11.03	0.35	(0.48)	(0.13)	(0.35)	-	(0.01)	(0.36)	10.54	(1.17)	932,839	0.49		0.57		3.21		383
Year ended 08/31/17	11.06	0.30	0.03	0.33	(0.34)	(0.02)	-	(0.36)	11.03	3.04	1,278,700	0.51		0.63		2.79		547
Class R5
Six months ended 02/28/22	11.38	0.11	(0.72)	(0.61)	(0.13)	(0.11)	-	(0.24)	10.53	(5.46)	12,850	0.50	(d)	0.52	(d)	2.05	(d)	165
Year ended 08/31/21	11.61	0.22	0.16	0.38	(0.25)	(0.36)	-	(0.61)	11.38	3.35	13,274	0.49		0.51		1.95		366
Year ended 08/31/20	11.12	0.31	0.52	0.83	(0.34)	-	-	(0.34)	11.61	7.65	11,555	0.50		0.54		2.80		329
Year ended 08/31/19	10.53	0.39	0.61	1.00	(0.35)	-	(0.06)	(0.41)	11.12	9.75	7,586	0.49		0.54		3.66		250
Year ended 08/31/18	11.03	0.34	(0.48)	(0.14)	(0.35)	-	(0.01)	(0.36)	10.53	(1.27)	5,660	0.49		0.50		3.21		383
Year ended 08/31/17	11.05	0.30	0.04	0.34	(0.34)	(0.02)	-	(0.36)	11.03	3.17	4,807	0.50		0.51		2.80		547
Class R6
Six months ended 02/28/22	11.38	0.12	(0.74)	(0.62)	(0.13)	(0.11)	-	(0.24)	10.52	(5.53)	2,792,611	0.45	(d)	0.45	(d)	2.10	(d)	165
Year ended 08/31/21	11.60	0.23	0.17	0.40	(0.26)	(0.36)	-	(0.62)	11.38	3.51	2,948,067	0.41		0.42		2.03		366
Year ended 08/31/20	11.12	0.32	0.51	0.83	(0.35)	-	-	(0.35)	11.60	7.62	2,746,570	0.45		0.45		2.85		329
Year ended 08/31/19	10.52	0.39	0.62	1.01	(0.35)	-	(0.06)	(0.41)	11.12	9.91	2,159,063	0.44		0.45		3.71		250
Year ended 08/31/18	11.02	0.35	(0.48)	(0.13)	(0.36)	-	(0.01)	(0.37)	10.52	(1.21)	2,120,867	0.43		0.44		3.27		383
Year ended 08/31/17	11.05	0.30	0.03	0.33	(0.34)	(0.02)	-	(0.36)	11.02	3.12	1,118,319	0.47		0.48		2.83		547

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                     Invesco Core Plus Bond Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

32                     Invesco Core Plus Bond Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2022, fees paid to the Adviser were less than $500.

J.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers.

33                     Invesco Core Plus Bond Fund

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

34                     Invesco Core Plus Bond Fund

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of February 28, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

35                     Invesco Core Plus Bond Fund

P.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

Q.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

R.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

S.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

T.

Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

U.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.450%
Next $500 million	0.425%
Next $1.5 billion	0.400%
Next $2.5 billion	0.375%
Over $5 billion	0.350%

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.39%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2022. During its term, the fee waiver agreement

36                     Invesco Core Plus Bond Fund

cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $106,469 and reimbursed class level expenses of $322,222, $18,353, $6,479, $302,934, $1,171 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $85,253 in front-end sales commissions from the sale of Class A shares and $10,305 and $3,227 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$–	$2,409,407,558	$26,485,549	$2,435,893,107
Asset-Backed Securities	–	1,428,574,574	7,829,868	1,436,404,442
U.S. Treasury Securities	–	845,316,930	–	845,316,930
U.S. Government Sponsored Agency Mortgage-Backed Securities	–	694,112,332	–	694,112,332
Preferred Stocks	45,830,963	67,897,269	–	113,728,232
Non-U.S. Dollar Denominated Bonds & Notes	–	19,816,903	–	19,816,903
Agency Credit Risk Transfer Notes	–	19,287,124	–	19,287,124
Municipal Obligations	–	12,768,669	–	12,768,669
Variable Rate Senior Loan Interests	–	–	9,479,326	9,479,326
Exchange-Traded Funds	5,394,000	–	–	5,394,000
Common Stocks & Other Equity Interests	4,195	–	–	4,195
Money Market Funds	531,173,303	187,695,500	–	718,868,803
Options Purchased	3,431,542	–	–	3,431,542
Total Investments in Securities	585,834,003	5,684,876,859	43,794,743	6,314,505,605

37                     Invesco Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Assets*

Investments Matured	$–	$22,056	$–	$22,056

Futures Contracts	6,533,833	–	–	6,533,833

Forward Foreign Currency Contracts	–	2,476,785	–	2,476,785

	6,533,833	2,498,841	–	9,032,674

Other Investments - Liabilities*

Futures Contracts	(6,462,419)	–	–	(6,462,419)

Forward Foreign Currency Contracts	–	(877,033)	–	(877,033)

Options Written	(974,960)	–	–	(974,960)

	(7,437,379)	(877,033)	–	(8,314,412)

Total Other Investments	(903,546)	1,621,808	–	718,262

Total Investments	$584,930,457	$5,686,498,667	$43,794,743	$6,315,223,867

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2022:

	Value

	Currency	Equity	Interest
Derivative Assets	Risk	Risk	Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$-	$6,533,833	$6,533,833

Unrealized appreciation on forward foreign currency contracts outstanding	2,476,785	-	-	2,476,785

Options purchased, at value – Exchange-Traded(b)	-	3,431,542	-	3,431,542

Total Derivative Assets	2,476,785	3,431,542	6,533,833	12,442,160

Derivatives not subject to master netting agreements	-	(3,431,542)	(6,533,833)	(9,965,375)

Total Derivative Assets subject to master netting agreements	$2,476,785	$-	$-	$2,476,785

	Value

	Currency	Equity	Interest
Derivative Liabilities	Risk	Risk	Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$-	$(6,462,419)	$(6,462,419)

Unrealized depreciation on forward foreign currency contracts outstanding	(877,033)	-	-	(877,033)

Options written, at value – Exchange-Traded	-	(974,960)	-	(974,960)

Total Derivative Liabilities	(877,033)	(974,960)	(6,462,419)	(8,314,412)

Derivatives not subject to master netting agreements	-	974,960	6,462,419	7,437,379

Total Derivative Liabilities subject to master netting agreements	$(877,033)	$-	$-	$(877,033)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

38                     Invesco Core Plus Bond Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2022.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of America	$ 1,547	$ -	$ 1,547	$–	$–	$ 1,547

Canadian Imperial Bank of Commerce	144	-	144	–	–	144

Citibank N.A.	2,518	(448,270)	(445,752)	–	–	(445,752)

Goldman Sachs & Co.	1,958,725	(428,763)	1,529,962	–	–	1,529,962

Morgan Stanley	513,851	-	513,851	–	–	513,851

Total	$2,476,785	$(877,033)	$1,599,752	$–	$–	$1,599,752

Effect of Derivative Investments for the six months ended February 28, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$1,343,655	$-	$-	$1,343,655

Futures contracts	-	-	-	(16,255,060)	(16,255,060)

Options purchased(a)	-	(1,418,966)	2,588,404	-	1,169,438

Options written	-	174,498	(1,785,143)	1,673,238	62,593

Swap agreements	7,716	-	-	-	7,716

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	1,674,729	-	-	1,674,729

Futures contracts	-	-	-	400,065	400,065

Options purchased(a)	-	-	785,974	-	785,974

Options written	(797,690)	-	(977,303)	-	(1,774,993)

Total	$(789,974)	$1,773,916	$611,932	$(14,181,757)	$(12,585,883)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

					Foreign				Foreign
	Forward		Equity	Index	Currency	Equity	Index		Currency
	Foreign Currency	Futures	Options	Options	Options	Options	Options	Swaptions	Options	Swap
	Contracts	Contracts	Purchased	Purchased	Purchased	Written	Written	Written	Written	Agreements

Average notional value	$157,644,828	$1,784,752,085	$48,234,350	$73,837,917	$243,575,000	$40,215,000	$67,540,000	$161,417,000	$116,800,000	$104,619,000

Average contracts	–	–	8,290	161	–	5,745	141	–	–	–

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate

39                     Invesco Core Plus Bond Fund

by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $2,528,425,717 and $2,495,287,842, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$47,260,337

Aggregate unrealized (depreciation) of investments	(215,325,791)

Net unrealized appreciation (depreciation) of investments	$(168,065,454)

Cost of investments for tax purposes is $6,483,289,321.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	11,087,750	$122,920,930	31,786,301	$362,656,241

Class C	533,203	5,922,058	1,814,232	20,752,532

Class R	410,808	4,545,167	1,137,089	12,958,533

Class Y	33,085,571	365,914,455	55,433,789	630,909,827

Class R5	176,220	1,971,686	411,787	4,686,368

Class R6	25,618,314	283,557,855	58,544,329	666,073,360

Issued as reinvestment of dividends:
Class A	2,417,161	26,668,282	5,641,803	64,326,674

Class C	108,897	1,201,678	354,396	4,040,330

Class R	50,384	555,523	106,537	1,213,976

Class Y	1,939,103	21,404,363	4,063,293	46,370,731

Class R5	26,956	297,073	56,218	640,504

Class R6	5,602,443	61,742,154	13,237,934	150,796,025

Automatic conversion of Class C shares to Class A shares:
Class A	267,317	2,956,073	982,108	11,169,862

Class C	(267,459)	(2,956,073)	(982,814)	(11,169,862)

Reacquired:
Class A	(11,941,217)	(131,604,535)	(24,402,617)	(278,077,231)

Class C	(1,193,055)	(13,159,297)	(2,456,468)	(27,899,030)

Class R	(374,548)	(4,100,112)	(653,118)	(7,418,786)

Class Y	(34,964,417)	(385,031,952)	(36,707,656)	(417,898,643)

Class R5	(148,743)	(1,608,975)	(297,317)	(3,367,906)

Class R6	(24,922,936)	(274,136,445)	(49,407,188)	(557,733,100)

Net increase in share activity	7,511,752	$87,059,908	58,662,638	$673,030,405

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40                     Invesco Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$943.30	$3.61	$1,021.08	$3.76	0.75%
Class C	1,000.00	940.60	7.22	1,017.36	7.50	1.50
Class R	1,000.00	943.00	4.82	1,019.84	5.01	1.00
Class Y	1,000.00	944.60	2.41	1,022.32	2.51	0.50
Class R5	1,000.00	945.40	2.41	1,022.32	2.51	0.50
Class R6	1,000.00	944.70	2.17	1,022.56	2.26	0.45

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

41                     Invesco Core Plus Bond Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	CPB-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco Discovery Fund

Nasdaq:
A: OPOCX ∎ C: ODICX ∎ R: ODINX ∎ Y: ODIYX ∎ R5: DIGGX ∎ R6: ODIIX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-15.21%
Class C Shares	-15.53
Class R Shares	-15.33
Class Y Shares	-15.12
Class R5 Shares	-15.11
Class R6 Shares	-15.06
S&P 500 Index▼	-2.62
Russell 2000 Growth Index▼	-16.35
Russell 2000 Index▼	-9.46

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Discovery Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges

Class A Shares
Inception (9/11/86)	11.08%
10 Years	13.99
5 Years	16.87
1 Year	-15.07

Class C Shares
Inception (10/2/95)	8.81%
10 Years	13.94
5 Years	17.30
1 Year	-11.43

Class R Shares
Inception (3/1/01)	9.08%
10 Years	14.33
5 Years	17.89
1 Year	-10.37

Class Y Shares
Inception (6/1/94)	9.96%
10 Years	14.93
5 Years	18.48
1 Year	-9.91

Class R5 Shares
10 Years	14.74%
5 Years	18.41
1 Year	-9.89

Class R6 Shares
Inception (1/27/12)	15.52%
10 Years	15.14
5 Years	18.67
1 Year	-9.80

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Discovery Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Discovery Fund. The Fund was subsequently renamed the Invesco Discovery Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Discovery Fund

Schedule of Investments(a)

February 28, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.97%
Apparel Retail–1.52%
Boot Barn Holdings, Inc.(b)	694,192	$ 60,408,588

Apparel, Accessories & Luxury Goods–0.97%
Oxford Industries, Inc.	436,754	38,604,686

Application Software–6.55%
Domo, Inc., Class B(b)	228,776	10,180,532
Manhattan Associates, Inc.(b)	626,776	83,787,416
Paylocity Holding Corp.(b)	274,931	58,406,341
Sprout Social, Inc., Class A(b)	986,290	64,217,342
Workiva, Inc.(b)	409,097	43,077,914
		259,669,545

Asset Management & Custody Banks–2.49%
Cohen & Steers, Inc.	411,992	33,478,470
Hamilton Lane, Inc., Class A	835,880	65,282,228
		98,760,698

Auto Parts & Equipment–1.01%
Dana, Inc.	1,167,372	21,736,467
Fox Factory Holding Corp.(b)	155,263	18,324,139
		40,060,606

Biotechnology–1.97%
CareDx, Inc.(b)	421,828	16,189,759
Halozyme Therapeutics, Inc.(b)	1,136,859	40,324,389
Veracyte, Inc.(b)	774,344	21,526,763
		78,040,911

Building Products–3.15%
Advanced Drainage Systems, Inc.	656,533	76,630,532
Trex Co., Inc.(b)	523,632	48,090,363
		124,720,895

Casinos & Gaming–1.51%
Red Rock Resorts, Inc., Class A	1,187,956	59,730,428

Commodity Chemicals–1.92%
Olin Corp.	1,477,333	76,097,423

Construction & Engineering–1.62%
WillScot Mobile Mini Holdings Corp.(b)	1,806,905	64,199,335

Construction Machinery & Heavy Trucks–0.72%
Federal Signal Corp.	787,332	28,430,558

Data Processing & Outsourced Services–0.14%
Paymentus Holdings, Inc., Class A(b)	248,658	5,729,080

Diversified Metals & Mining–0.35%
MP Materials Corp.(b)	304,681	13,899,547

Diversified REITs–0.47%
PS Business Parks, Inc.	116,325	18,529,409

Electronic Components–0.82%
Rogers Corp.(b)	118,820	32,437,860

	Shares	Value
Electronic Equipment & Instruments–1.04%
Novanta, Inc.(b)	301,394	$ 41,179,462

Environmental & Facilities Services–2.34%
Casella Waste Systems, Inc., Class A(b)	941,125	70,960,825
Clean Harbors, Inc.(b)	229,852	21,934,776
		92,895,601

Food Distributors–0.31%
Performance Food Group Co.(b)	217,540	12,190,942

Health Care Equipment–9.32%
AtriCure, Inc.(b)	354,553	24,623,706
Axonics, Inc.(b)	825,216	46,839,260
CryoPort, Inc.(b)	722,076	24,788,869
Globus Medical, Inc., Class A(b)	678,561	47,716,409
Inari Medical, Inc.(b)	441,443	38,838,155
Inmode Ltd.(b)	249,342	10,644,410
Masimo Corp.(b)	64,779	10,199,454
Penumbra, Inc.(b)	205,538	45,575,996
Shockwave Medical, Inc.(b)	201,209	35,660,271
Tandem Diabetes Care, Inc.(b)	752,282	84,729,522
		369,616,052

Health Care Facilities–1.05%
Surgery Partners, Inc.(b)	796,977	41,657,988

Health Care Services–0.52%
AMN Healthcare Services, Inc.(b)	193,279	20,514,633

Health Care Technology–3.57%
Certara, Inc.(b)	322,471	8,171,415
Health Catalyst, Inc.(b)	412,199	11,178,837
Inspire Medical Systems, Inc.(b)	397,840	97,096,830
Omnicell, Inc.(b)	193,817	25,056,662
		141,503,744

Hotels, Resorts & Cruise Lines–1.80%
Choice Hotels International, Inc.	426,679	61,591,113
Wyndham Hotels & Resorts, Inc.	113,702	9,824,990
		71,416,103

Human Resource & Employment Services–0.39%
ASGN, Inc.(b)	138,442	15,337,989

Hypermarkets & Super Centers–0.53%
BJ’s Wholesale Club Holdings, Inc.(b)	332,224	20,886,923

Industrial Machinery–4.49%
Chart Industries, Inc.(b)	380,053	54,879,653
Evoqua Water Technologies Corp.(b)	449,659	19,182,453
ITT, Inc.	335,367	29,468,699
Kornit Digital Ltd. (Israel)(b)	784,440	74,388,445
		177,919,250

Internet Services & Infrastructure–0.80%
DigitalOcean Holdings, Inc.(b)	536,953	31,852,052

Investment Banking & Brokerage–2.42%
Evercore, Inc., Class A	194,559	24,710,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Discovery Fund

	Shares	Value
Investment Banking & Brokerage–(continued)
LPL Financial Holdings, Inc.	393,838	$ 71,264,986
		95,975,925

IT Consulting & Other Services–2.80%
Endava PLC, ADR (United Kingdom)(b)	221,674	29,522,543
Globant S.A.(b)	297,848	81,610,352
		111,132,895

Leisure Facilities–1.37%
Planet Fitness, Inc., Class A(b)	642,837	54,403,295

Leisure Products–1.14%
YETI Holdings, Inc.(b)	730,963	44,998,082

Life Sciences Tools & Services–4.01%
Medpace Holdings, Inc.(b)	454,089	69,461,994
Quanterix Corp.(b)	283,651	9,570,385
Repligen Corp.(b)	405,463	79,754,572
		158,786,951

Oil & Gas Exploration & Production–2.99%
Matador Resources Co.	1,297,913	64,376,485
PDC Energy, Inc.	416,988	26,904,065
SM Energy Co.	769,698	27,331,976
		118,612,526

Packaged Foods & Meats–0.91%
Freshpet, Inc.(b)	378,465	36,041,222

Paper Packaging–0.76%
Ranpak Holdings Corp.(b)	1,241,502	30,044,348

Property & Casualty Insurance–0.79%
Kinsale Capital Group, Inc.	148,576	31,165,302

Regional Banks–2.43%
Pinnacle Financial Partners, Inc.	663,469	67,063,447
Wintrust Financial Corp.	292,851	29,097,675
		96,161,122

Restaurants–2.66%
Dutch Bros, Inc., Class A(b)	187,268	9,028,191
Papa John’s International, Inc.	518,993	55,438,832
Wingstop, Inc.	282,626	41,079,689
		105,546,712

Semiconductor Equipment–1.11%
Nova Ltd. (Israel)(b)	421,440	44,158,483

	Shares	Value
Semiconductors–8.44%
Ambarella, Inc.(b)	518,374	$72,422,032

Impinj, Inc.(b)	340,480	23,408,000

Lattice Semiconductor Corp.(b)	1,780,734	111,509,563

MACOM Technology Solutions Holdings, Inc.(b)	836,202	50,255,740

MaxLinear, Inc.(b)	506,985	31,103,530

SiTime Corp.(b)	226,381	45,760,655

		334,459,520

Specialized REITs–1.15%
National Storage Affiliates Trust	783,743	45,668,705

Specialty Chemicals–2.02%
Element Solutions, Inc.	2,437,073	59,903,255

Livent Corp.(b)	852,524	20,076,940

		79,980,195

Systems Software–2.90%
CyberArk Software Ltd.(b)	390,881	66,504,493

Varonis Systems, Inc.(b)	1,114,244	48,581,039

		115,085,532

Trading Companies & Distributors–4.74%
Herc Holdings, Inc.	556,533	88,555,531

SiteOne Landscape Supply, Inc.(b)	386,565	66,655,403

Textainer Group Holdings Ltd. (China)	921,361	32,717,529

		187,928,463

Trucking–1.96%
Saia, Inc.(b)	269,929	77,531,707

Total Common Stocks & Other Equity Interests (Cost $2,884,781,037)		3,803,971,293

Money Market Funds–4.70%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	65,857,276	65,857,276

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	45,157,599	45,157,599

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	75,265,458	75,265,458

Total Money Market Funds (Cost $186,284,260)		186,280,333

TOTAL INVESTMENTS IN SECURITIES–100.67% (Cost $3,071,065,297)		3,990,251,626

OTHER ASSETS LESS LIABILITIES–(0.67)%		(26,539,030)

NET ASSETS–100.00%		$3,963,712,596

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Discovery Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,008,519	$334,225,373	$(298,376,616)	$ -	$ -	$65,857,276	$4,624
Invesco Liquid Assets Portfolio, Institutional Class	21,249,288	237,046,635	(213,126,156)	(3,927)	(8,241)	45,157,599	1,490
Invesco Treasury Portfolio, Institutional Class	34,295,451	381,971,856	(341,001,849)	-	-	75,265,458	2,059
Total	$85,553,258	$953,243,864	$(852,504,621)	$(3,927)	$(8,241)	$186,280,333	$8,173

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2022

Information Technology	24.60%
Health Care	20.44
Industrials	19.41
Consumer Discretionary	11.98
Financials	8.13
Materials	5.05
Energy	2.99
Other Sectors, Each Less than 2% of Net Assets	3.37
Money Market Funds Plus Other Assets Less Liabilities	4.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Discovery Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 2,884,781,037)	$3,803,971,293
Investments in affiliated money market funds, at value (Cost $ 186,284,260)	186,280,333
Cash	1,008,343
Receivable for:
Investments sold	18,462,282
Fund shares sold	5,388,857
Dividends	722,243
Investment for trustee deferred compensation and retirement plans	159,044
Other assets	193,342
Total assets	4,016,185,737

Liabilities:
Payable for:
Investments purchased	44,697,450
Fund shares reacquired	5,707,530
Accrued fees to affiliates	1,694,319
Accrued trustees’ and officers’ fees and benefits	46,644
Accrued other operating expenses	119,386
Trustee deferred compensation and retirement plans	207,812
Total liabilities	52,473,141
Net assets applicable to shares outstanding	$3,963,712,596

Net assets consist of:
Shares of beneficial interest	$3,084,780,192
Distributable earnings	878,932,404
$3,963,712,596

Net Assets:
Class A	$1,718,059,029

Class C	$42,388,970

Class R	$51,806,092

Class Y	$1,621,094,658

Class R5	$633,288

Class R6	$529,730,559

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	19,805,545

Class C	987,321

Class R	692,877

Class Y	15,184,864

Class R5	7,229

Class R6	4,805,049

Class A:
Net asset value per share	$86.75

Maximum offering price per share (Net asset value of $86.75 ÷ 94.50%)	$91.80

Class C:
Net asset value and offering price per share	$42.93

Class R:
Net asset value and offering price per share	$74.77

Class Y:
Net asset value and offering price per share	$106.76

Class R5:
Net asset value and offering price per share	$87.60

Class R6:
Net asset value and offering price per share	$110.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Discovery Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:
Dividends	$9,133,299

Dividends from affiliated money market funds	8,173

Total investment income	9,141,472

Expenses:
Advisory fees	13,143,805

Administrative services fees	307,276

Custodian fees	22,172

Distribution fees:
Class A	2,344,120

Class C	260,448

Class R	151,733

Transfer agent fees – A, C, R and Y	2,867,192

Transfer agent fees – R5	6,110

Transfer agent fees – R6	103,484

Trustees’ and officers’ fees and benefits	37,149

Registration and filing fees	73,901

Professional services fees	31,627

Other	(168,791)

Total expenses	19,180,226

Less: Fees waived and/or expense offset arrangement(s)	(12,399)

Net expenses	19,167,827

Net investment income (loss)	(10,026,355)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	86,713,557

Affiliated investment securities	(8,241)

86,705,316

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(778,508,182)

Affiliated investment securities	(3,927)

(778,512,109)

Net realized and unrealized gain (loss)	(691,806,793)

Net increase (decrease) in net assets resulting from operations	$(701,833,148)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Discovery Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021

Operations:
Net investment income (loss)	$(10,026,355)	$(26,018,781)

Net realized gain	86,705,316	764,554,554

Change in net unrealized appreciation (depreciation)	(778,512,109)	528,634,327

Net increase (decrease) in net assets resulting from operations	(701,833,148)	1,267,170,100

Distributions to shareholders from distributable earnings:
Class A	(354,057,558)	(197,209,391)

Class C	(15,739,383)	(12,946,163)

Class R	(11,989,196)	(6,999,670)

Class Y	(268,868,549)	(130,395,316)

Class R5	(2,650,365)	(1,378,872)

Class R6	(81,370,610)	(41,357,180)

Total distributions from distributable earnings	(734,675,661)	(390,286,592)

Share transactions–net:
Class A	292,039,998	35,169,447

Class C	9,868,415	(26,700,679)

Class R	8,368,925	(938,936)

Class Y	402,958,684	115,479,042

Class R5	(10,896,974)	(2,926,986)

Class R6	146,567,419	107,263,465

Net increase in net assets resulting from share transactions	848,906,467	227,345,353

Net increase (decrease) in net assets	(587,602,342)	1,104,228,861

Net assets:
Beginning of period	4,551,314,938	3,447,086,077

End of period	$3,963,712,596	$4,551,314,938

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Discovery Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 02/28/22	$124.56	$(0.32)	$(16.14)	$(16.46)	$(21.35)	$86.75	(15.20	)%(e)	$1,718,059	1.00	%(e)(f)	1.00	%(e)(f)	(0.59	)%(e)(f)	35%
Year ended 08/31/21	101.13	(0.85)	36.59	35.74	(12.31)	124.56	37.24	(e)	2,090,984	1.01	(e)	1.01	(e)	(0.74	)(e)	61
Year ended 08/31/20	84.02	(0.59)	22.93	22.34	(5.23)	101.13	28.07	(e)	1,656,602	1.05	(e)	1.05	(e)	(0.71	)(e)	76
Eleven months ended 08/31/19	94.78	(0.50)	1.69	1.19	(11.95)	84.02	4.57		1,432,064	1.08	(f)	1.08	(f)	(0.70	)(f)	83
Year ended 09/30/18	81.76	(0.65)	23.33	22.68	(9.66)	94.78	30.77		1,442,859	1.07		1.07		(0.76)		91
Year ended 09/30/17	71.38	(0.53)	13.84	13.31	(2.93)	81.76	19.44	(g)	1,208,643	1.10		1.11		(0.72)		107
Year ended 09/30/16	71.30	(0.51)	5.23	4.72	(4.64)	71.38	6.81	(g)	1,202,463	1.11		1.11		(0.76)		89
Class C
Six months ended 02/28/22	73.13	(0.40)	(8.45)	(8.85)	(21.35)	42.93	(15.52)		42,389	1.76	(f)	1.76	(f)	(1.35	)(f)	35
Year ended 08/31/21	64.09	(1.03)	22.38	21.35	(12.31)	73.13	36.20		56,388	1.78		1.78		(1.51)		61
Year ended 08/31/20	55.50	(0.79)	14.61	13.82	(5.23)	64.09	27.08		74,315	1.82		1.82		(1.48)		76
Eleven months ended 08/31/19	67.90	(0.70)	0.25	(0.45)	(11.95)	55.50	3.84		78,075	1.84	(f)	1.84	(f)	(1.47	)(f)	83
Year ended 09/30/18	61.61	(0.94)	16.89	15.95	(9.66)	67.90	29.78		159,027	1.83		1.83		(1.52)		91
Year ended 09/30/17	54.91	(0.83)	10.46	9.63	(2.93)	61.61	18.52	(g)	139,622	1.86		1.86		(1.48)		107
Year ended 09/30/16	56.27	(0.79)	4.07	3.28	(4.64)	54.91	6.02	(g)	141,939	1.87		1.87		(1.52)		89
Class R
Six months ended 02/28/22	110.57	(0.41)	(14.04)	(14.45)	(21.35)	74.77	(15.31)		51,806	1.26	(f)	1.26	(f)	(0.85	)(f)	35
Year ended 08/31/21	91.16	(1.03)	32.75	31.72	(12.31)	110.57	36.89		64,908	1.28		1.28		(1.01)		61
Year ended 08/31/20	76.43	(0.74)	20.70	19.96	(5.23)	91.16	27.72		53,981	1.32		1.32		(0.98)		76
Eleven months ended 08/31/19	87.70	(0.62)	1.30	0.68	(11.95)	76.43	4.32		53,737	1.33	(f)	1.33	(f)	(0.96	)(f)	83
Year ended 09/30/18	76.52	(0.81)	21.65	20.84	(9.66)	87.70	30.43		54,734	1.33		1.33		(1.02)		91
Year ended 09/30/17	67.17	(0.68)	12.96	12.28	(2.93)	76.52	19.11	(g)	48,470	1.37		1.37		(0.98)		107
Year ended 09/30/16	67.52	(0.65)	4.94	4.29	(4.64)	67.17	6.56	(g)	51,465	1.37		1.37		(1.02)		89
Class Y
Six months ended 02/28/22	147.99	(0.23)	(19.65)	(19.88)	(21.35)	106.76	(15.09)		1,621,095	0.76	(f)	0.76	(f)	(0.35	)(f)	35
Year ended 08/31/21	117.95	(0.69)	43.04	42.35	(12.31)	147.99	37.56		1,769,717	0.78		0.78		(0.51)		61
Year ended 08/31/20	96.93	(0.46)	26.71	26.25	(5.23)	117.95	28.37		1,316,860	0.82		0.82		(0.48)		76
Eleven months ended 08/31/19	106.92	(0.38)	2.34	1.96	(11.95)	96.93	4.80		882,530	0.84	(f)	0.84	(f)	(0.47	)(f)	83
Year ended 09/30/18	90.84	(0.51)	26.25	25.74	(9.66)	106.92	31.07		791,784	0.84		0.84		(0.53)		91
Year ended 09/30/17	78.81	(0.39)	15.35	14.96	(2.93)	90.84	19.70	(g)	518,827	0.87		0.87		(0.48)		107
Year ended 09/30/16	78.08	(0.39)	5.76	5.37	(4.64)	78.81	7.08	(g)	433,404	0.87		0.87		(0.52)		89
Class R5
Six months ended 02/28/22	125.62	(0.18)	(16.49)	(16.67)	(21.35)	87.60	(15.26)		633	0.71	(f)	0.71	(f)	(0.30	)(f)	35
Year ended 08/31/21	101.62	(0.52)	36.83	36.31	(12.31)	125.62	37.67		15,580	0.72		0.72		(0.45)		61
Year ended 08/31/20	84.11	(0.27)	23.01	22.74	(5.23)	101.62	28.54		15,413	0.68		0.68		(0.34)		76
Period ended 08/31/19(h)	77.56	(0.08)	6.63	6.55	-	84.11	8.44		11	0.71	(f)	0.71	(f)	(0.34	)(f)	83
Class R6
Six months ended 02/28/22	152.02	(0.16)	(20.27)	(20.43)	(21.35)	110.24	(15.06)		529,731	0.65	(f)	0.65	(f)	(0.24	)(f)	35
Year ended 08/31/21	120.70	(0.50)	44.13	43.63	(12.31)	152.02	37.78		553,738	0.63		0.63		(0.36)		61
Year ended 08/31/20	98.92	(0.30)	27.31	27.01	(5.23)	120.70	28.58		329,915	0.65		0.65		(0.31)		76
Eleven months ended 08/31/19	108.66	(0.25)	2.46	2.21	(11.95)	98.92	4.96		269,645	0.67	(f)	0.67	(f)	(0.30	)(f)	83
Year ended 09/30/18	92.03	(0.35)	26.64	26.29	(9.66)	108.66	31.29		254,704	0.67		0.67		(0.36)		91
Year ended 09/30/17	79.66	(0.25)	15.55	15.30	(2.93)	92.03	19.92	(g)	153,563	0.68		0.68		(0.30)		107
Year ended 09/30/16	78.73	(0.24)	5.81	5.57	(4.64)	79.66	7.28	(g)	91,907	0.68		0.68		(0.33)		89

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the eleven months ended August 31, 2019 and years ended September 30, 2018, 2017, and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended February 28, 2022 and 0.23% for the years ended August 31, 2021 and 2020.

(f)	Annualized.
(g)	The return does not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Discovery Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Discovery Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco Discovery Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

12	Invesco Discovery Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $700 million	0.600%
Next $3.5 billion	0.580%
Over $5 billion	0.550%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.59%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $12,117.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $39,077 in front-end sales commissions from the sale of Class A shares and $0 and $697 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

13	Invesco Discovery Fund

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $282.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $1,515,039,737 and $1,504,201,653, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,017,921,385

Aggregate unrealized (depreciation) of investments	(103,026,813)

Net unrealized appreciation of investments	$914,894,572

Cost of investments for tax purposes is $3,075,357,054.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	695,916	$76,429,684	1,016,233	$114,997,427

Class C	38,135	2,219,422	106,314	7,235,459

Class R	64,934	5,631,908	101,006	10,165,104

Class Y	4,262,726	545,940,300	4,904,387	657,136,247

Class R5	11,566	1,407,011	28,082	3,182,915

Class R6	1,016,247	132,810,454	1,761,534	227,194,038

14	Invesco Discovery Fund

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	3,477,492	$341,211,406	1,764,918	$190,028,770

Class C	315,765	15,355,670	200,358	12,734,759

Class R	141,026	11,932,210	72,892	6,980,173

Class Y	1,887,534	227,806,408	967,828	123,610,929

Class R5	26,687	2,648,183	12,709	1,377,285

Class R6	633,504	78,934,555	306,916	40,224,371

Automatic conversion of Class C shares to Class A shares:
Class A	31,599	3,227,312	261,568	29,553,220

Class C	(61,012)	(3,227,312)	(441,483)	(29,553,220)

Reacquired:
Class A	(1,186,781)	(128,828,404)	(2,636,187)	(299,409,970)

Class C	(76,645)	(4,479,365)	(253,580)	(17,117,677)

Class R	(100,132)	(9,195,193)	(178,999)	(18,084,213)

Class Y	(2,923,507)	(370,788,024)	(5,079,120)	(665,268,134)

Class R5	(155,052)	(14,952,168)	(68,429)	(7,487,186)

Class R6	(487,205)	(65,177,590)	(1,159,227)	(160,154,944)

Net increase in share activity	7,612,797	$848,906,467	1,687,720	$227,345,353

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco Discovery Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$848.00	$4.58	$1,019.84	$5.01	1.00%
Class C	1,000.00	844.80	8.05	1,016.07	8.80	1.76
Class R	1,000.00	846.90	5.77	1,018.55	6.31	1.26
Class Y	1,000.00	849.10	3.48	1,021.03	3.81	0.76
Class R5	1,000.00	847.40	3.25	1,021.27	3.56	0.71
Class R6	1,000.00	849.40	2.98	1,021.57	3.26	0.65

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco Discovery Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-DIS-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco Equally-Weighted S&P 500 Fund

Nasdaq:

A: VADAX ∎ C: VADCX ∎ R: VADRX ∎ Y: VADDX ∎ R6: VADFX

2	Fund Performance

4	Schedule of Investments

13	Financial Statements

16	Financial Highlights

17	Notes to Financial Statements

23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.82%
Class C Shares	-1.20
Class R Shares	-0.94
Class Y Shares	-0.69
Class R6 Shares	-0.66
S&P 500 Index▼ (Broad Market Index)	-2.62
S&P 500 Equal Weight Index▼ (Style-Specific Index)	-0.54
Lipper Multi-Cap Core Funds Index∎ (Peer Group Index)	-4.33

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500® Index, which is considered representative of the US stock market.
The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multicap core funds tracked by Lipper.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Equally-Weighted S&P 500 Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges
Class A Shares
Inception (7/28/97)	9.27%
10 Years	12.67
5 Years	11.48
1 Year	9.85
Class C Shares
Inception (7/28/97)	9.26%
10 Years	12.65
5 Years	11.93
1 Year	14.37
Class R Shares
Inception (3/31/08)	10.91%
10 Years	13.02
5 Years	12.46
1 Year	15.96
Class Y Shares
Inception (7/28/97)	9.79%
10 Years	13.59
5 Years	13.02
1 Year	16.53
Class R6 Shares
10 Years	13.68%
5 Years	13.15
1 Year	16.64

Returns above include the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.

Effective June 1, 2010, Class A, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Equally-Weighted S&P 500 Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C and Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

February 28, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-97.63%
Advertising-0.44%
Interpublic Group of Cos., Inc. (The)	383,826	$ 14,124,797
Omnicom Group, Inc.(b)	200,493	16,819,358
		30,944,155

Aerospace & Defense-2.28%
Boeing Co. (The)(c)	69,330	14,236,222
General Dynamics Corp.	69,374	16,264,734
Howmet Aerospace, Inc.	460,692	16,548,057
Huntington Ingalls Industries, Inc.	76,447	15,625,767
L3Harris Technologies, Inc.	65,576	16,545,481
Lockheed Martin Corp.	41,223	17,882,537
Northrop Grumman Corp.	38,314	16,940,152
Raytheon Technologies Corp.	165,006	16,946,116
Textron, Inc.	188,528	13,787,053
TransDigm Group, Inc.(c)	23,487	15,656,199
		160,432,318

Agricultural & Farm Machinery-0.20%
Deere & Co.	39,672	14,282,713

Agricultural Products-0.25%
Archer-Daniels-Midland Co.	224,065	17,577,899

Air Freight & Logistics-0.73%
C.H. Robinson Worldwide, Inc.	135,787	13,127,887
Expeditors International of Washington, Inc.	108,518	11,216,420
FedEx Corp.	57,726	12,830,758
United Parcel Service, Inc., Class B	67,987	14,305,825
		51,480,890

Airlines-1.04%
Alaska Air Group, Inc.(c)	275,148	15,446,808
American Airlines Group, Inc.(b)(c)	789,392	13,617,012
Delta Air Lines, Inc.(b)(c)	372,366	14,864,851
Southwest Airlines Co.(c)	338,741	14,836,856
United Airlines Holdings, Inc.(b)(c)	322,745	14,329,878
		73,095,405

Alternative Carriers-0.17%
Lumen Technologies, Inc.(b)	1,172,049	12,142,428

Apparel Retail-0.34%
Ross Stores, Inc.	125,969	11,512,307
TJX Cos., Inc. (The)	190,244	12,575,128
		24,087,435

Apparel, Accessories & Luxury Goods-0.91%
PVH Corp.	139,806	13,685,610
Ralph Lauren Corp.(b)	115,678	15,274,123
Tapestry, Inc.	328,868	13,450,701
Under Armour, Inc., Class A(c)	310,608	5,556,777
Under Armour, Inc., Class C(b)(c)	343,144	5,363,341
VF Corp.(b)	187,114	10,856,354
		64,186,906

	Shares	Value
Application Software-2.03%

Adobe, Inc.(c)	21,723	$ 10,159,413

ANSYS, Inc.(c)	35,681	11,567,423

Autodesk, Inc.(c)	52,850	11,639,156

Cadence Design Systems, Inc.(c)	77,207	11,691,456

Ceridian HCM Holding, Inc.(c)	136,886	9,980,358

Citrix Systems, Inc.	174,420	17,878,050

Intuit, Inc.	20,970	9,947,539

Paycom Software, Inc.(c)	33,872	11,489,721

PTC, Inc.(c)	117,914	13,121,470

salesforce.com, inc.(c)	53,441	11,250,934

Synopsys, Inc.(c)	39,236	12,256,934
Tyler Technologies, Inc.(c)	27,601	11,820,404
		142,802,858

Asset Management & Custody Banks-1.44%

Ameriprise Financial, Inc.	47,738	14,311,375

Bank of New York Mellon Corp. (The)	250,607	13,319,762

BlackRock, Inc.	15,367	11,431,358

Franklin Resources, Inc.(b)	417,531	12,413,197

Invesco Ltd.(d)	614,388	13,049,601

Northern Trust Corp.	120,126	13,682,351

State Street Corp.	152,036	12,973,232
T. Rowe Price Group, Inc.	72,472	10,476,552
		101,657,428

Auto Parts & Equipment-0.33%

Aptiv PLC(c)	84,139	10,890,952
BorgWarner, Inc.	308,595	12,655,481
		23,546,433

Automobile Manufacturers-0.49%

Ford Motor Co.	662,795	11,638,680

General Motors Co.(c)(e)	224,916	10,508,076
Tesla, Inc.(c)	13,979	12,167,741
		34,314,497

Automotive Retail-0.70%

Advance Auto Parts, Inc.	59,227	12,110,737

AutoZone, Inc.(c)	7,097	13,224,479

CarMax, Inc.(b)(c)	95,109	10,398,267
O’Reilly Automotive, Inc.(c)	20,835	13,526,915
		49,260,398

Biotechnology-1.55%

AbbVie, Inc.	113,309	16,743,671

Amgen, Inc.(b)	67,413	15,267,696

Biogen, Inc.(c)	61,116	12,896,087

Gilead Sciences, Inc.	202,376	12,223,511

Incyte Corp.(b)(c)	217,384	14,847,327

Moderna, Inc.(c)	55,305	8,494,848

Regeneron Pharmaceuticals, Inc.(c)	21,234	13,130,256
Vertex Pharmaceuticals, Inc.(c)	68,330	15,717,267
		109,320,663

Brewers-0.23%

Molson Coors Beverage Co., Class B	307,526	16,046,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Broadcasting-0.67%

Discovery, Inc., Class A(c)	223,602	$ 6,272,036

Discovery, Inc., Class C(c)	401,661	11,234,458

Fox Corp., Class A	270,682	11,322,628

Fox Corp., Class B	124,136	4,749,443
Paramount Global, Class B	455,380	13,939,182
		47,517,747

Building Products-1.15%

A.O. Smith Corp.	169,998	11,658,463

Allegion PLC	108,476	12,422,672

Carrier Global Corp.	256,114	11,494,396

Fortune Brands Home & Security, Inc.	134,528	11,690,483

Johnson Controls International PLC	179,235	11,643,106

Masco Corp.	206,912	11,595,348
Trane Technologies PLC	70,140	10,796,650
		81,301,118

Cable & Satellite-0.59%

Charter Communications, Inc., Class A(b)(c)	23,272	14,004,624

Comcast Corp., Class A	293,435	13,721,020
DISH Network Corp., Class A(c)	442,482	14,141,725
		41,867,369

Casinos & Gaming-1.05%

Caesars Entertainment, Inc.(c)	159,777	13,451,625

Las Vegas Sands Corp.(b)(c)	377,508	16,179,993

MGM Resorts International	343,321	15,205,687

Penn National Gaming, Inc.(b)(c)	290,379	14,910,962
Wynn Resorts Ltd.(c)	162,331	14,044,878
		73,793,145

Commodity Chemicals-0.44%

Dow, Inc.	260,003	15,329,777
LyondellBasell Industries N.V., Class A	158,124	15,374,396
		30,704,173

Communications Equipment-0.93%

Arista Networks, Inc.(c)	108,783	13,350,938

Cisco Systems, Inc.	239,948	13,381,900

F5, Inc.(c)	61,958	12,444,264

Juniper Networks, Inc.	418,146	14,129,153
Motorola Solutions, Inc.	53,665	11,829,376
		65,135,631

Computer & Electronics Retail-0.19%
Best Buy Co., Inc.(b)	136,938	13,233,688

Construction & Engineering-0.19%
Quanta Services, Inc.(b)	124,317	13,543,094

Construction Machinery & Heavy Trucks-0.79%

Caterpillar, Inc.	69,876	13,107,340

Cummins, Inc.	65,185	13,305,562

PACCAR, Inc.	159,490	14,642,777
Wabtec Corp.	156,333	14,510,829
		55,566,508

Construction Materials-0.35%

Martin Marietta Materials, Inc.	32,357	12,276,246
Vulcan Materials Co.	69,195	12,555,433
		24,831,679

	Shares	Value
Consumer Electronics-0.16%
Garmin Ltd.	104,452	$ 11,535,679

Consumer Finance-0.83%

American Express Co.	85,115	16,558,272

Capital One Financial Corp.	94,520	14,487,080

Discover Financial Services	121,752	15,029,067
Synchrony Financial	296,991	12,705,275
		58,779,694

Copper-0.25%
Freeport-McMoRan, Inc.	370,522	17,396,008

Data Processing & Outsourced Services-2.09%

Automatic Data Processing, Inc.	60,055	12,277,644

Broadridge Financial Solutions, Inc.	79,709	11,654,253

Fidelity National Information Services, Inc.	136,047	12,955,756

Fiserv, Inc.(c)	137,774	13,456,387

FleetCor Technologies, Inc.(c)	63,807	14,943,599

Global Payments, Inc.	113,012	15,073,541

Jack Henry & Associates, Inc.	89,838	15,883,358

Mastercard, Inc., Class A	40,629	14,659,756

Paychex, Inc.	114,422	13,623,083

PayPal Holdings, Inc.(c)	75,417	8,441,425
Visa, Inc., Class A(b)	66,620	14,397,914
		147,366,716

Distillers & Vintners-0.37%

Brown-Forman Corp., Class B	199,480	13,012,081
Constellation Brands, Inc., Class A	60,415	13,026,682
		26,038,763

Distributors-0.51%

Genuine Parts Co.	105,443	12,880,917

LKQ Corp.	245,246	11,514,299
Pool Corp.	25,267	11,586,941
		35,982,157

Diversified Banks-0.99%

Bank of America Corp.	319,339	14,114,784

Citigroup, Inc.	234,177	13,870,304

JPMorgan Chase & Co.	88,956	12,613,961

U.S. Bancorp	246,095	13,914,211
Wells Fargo & Co.	283,206	15,114,704
		69,627,964

Diversified Support Services-0.33%

Cintas Corp.	31,010	11,638,673
Copart, Inc.(c)	95,281	11,708,129
		23,346,802

Drug Retail-0.19%
Walgreens Boots Alliance, Inc.	287,210	13,237,509

Electric Utilities-3.18%

Alliant Energy Corp.	241,415	14,098,636

American Electric Power Co., Inc.	169,269	15,344,235

Constellation Energy Corp.	279,354	12,844,697

Duke Energy Corp.	140,054	14,062,822

Edison International	212,003	13,445,230

Entergy Corp.	132,361	13,925,701

Evergy, Inc.	212,383	13,254,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Electric Utilities-(continued)
Eversource Energy	161,776	$ 13,233,277
Exelon Corp.	369,240	15,714,854
FirstEnergy Corp.	358,832	15,017,119
NextEra Energy, Inc.(e)	157,476	12,325,647
NRG Energy, Inc.	365,850	13,843,764
Pinnacle West Capital Corp.	214,498	15,192,893
PPL Corp.	494,847	12,950,146
Southern Co. (The)	218,453	14,149,201
Xcel Energy, Inc.	213,756	14,392,192
		223,795,237

Electrical Components & Equipment-0.91%
AMETEK, Inc.	99,593	12,926,176
Eaton Corp. PLC	83,403	12,868,249
Emerson Electric Co.	153,547	14,267,587
Generac Holdings, Inc.(c)	40,824	12,878,747
Rockwell Automation, Inc.	40,545	10,808,486
		63,749,245

Electronic Components-0.40%
Amphenol Corp., Class A(b)	168,706	12,823,343
Corning, Inc.	378,010	15,271,604
		28,094,947

Electronic Equipment & Instruments-0.66%
Keysight Technologies, Inc.(c)	70,432	11,083,884
Teledyne Technologies, Inc.(c)	32,654	14,020,975
Trimble, Inc.(c)	165,140	11,518,515
Zebra Technologies Corp., Class A(c)	23,133	9,561,794
		46,185,168

Electronic Manufacturing Services-0.34%
IPG Photonics Corp.(c)	85,167	11,101,519
TE Connectivity Ltd. (Switzerland)	88,656	12,627,274
		23,728,793

Environmental & Facilities Services-0.56%
Republic Services, Inc.	104,929	12,620,860
Rollins, Inc.	445,532	14,537,709
Waste Management, Inc.	86,309	12,463,020
		39,621,589

Fertilizers & Agricultural Chemicals-0.99%
CF Industries Holdings, Inc.	232,417	18,869,936
Corteva, Inc.	296,433	15,423,409
FMC Corp.	131,431	15,410,285
Mosaic Co. (The)(e)	386,961	20,288,365
		69,991,995

Financial Exchanges & Data-1.77%
Cboe Global Markets, Inc.	107,663	12,627,793
CME Group, Inc., Class A	62,246	14,723,046
FactSet Research Systems, Inc.	30,503	12,386,963
Intercontinental Exchange, Inc.	104,890	13,438,507
MarketAxess Holdings, Inc.(b)	36,846	14,054,170
Moody’s Corp.	35,743	11,510,318
MSCI, Inc.	22,633	11,354,750
Nasdaq, Inc.	69,088	11,824,411
S&P Global, Inc.	60,396	22,690,856
		124,610,814

	Shares	Value
Food Distributors-0.24%
Sysco Corp.	192,981	$ 16,808,645

Food Retail-0.21%
Kroger Co. (The)	318,765	14,918,202

Footwear-0.16%
NIKE, Inc., Class B	84,094	11,483,036

Gas Utilities-0.23%
Atmos Energy Corp.	148,495	16,306,236

General Merchandise Stores-0.55%
Dollar General Corp.	63,924	12,678,686
Dollar Tree, Inc.(c)	100,437	14,270,089
Target Corp.	59,689	11,924,072
		38,872,847

Gold-0.24%
Newmont Corp.	253,421	16,776,470

Health Care Distributors-0.93%
AmerisourceBergen Corp.	115,462	16,456,799
Cardinal Health, Inc.	293,193	15,835,354
Henry Schein, Inc.(c)	187,856	16,227,001
McKesson Corp.	60,993	16,770,635
		65,289,789

Health Care Equipment-3.12%
Abbott Laboratories	105,804	12,762,079
ABIOMED, Inc.(c)	46,456	14,435,737
Baxter International, Inc.	175,822	14,939,595
Becton, Dickinson and Co.	58,035	15,743,735
Boston Scientific Corp.(c)	345,323	15,252,917
DexCom, Inc.(c)	25,096	10,387,485
Edwards Lifesciences Corp.(c)	116,685	13,111,894
Hologic, Inc.(c)	190,193	13,536,036
IDEXX Laboratories, Inc.(c)	23,387	12,450,070
Intuitive Surgical, Inc.(c)	41,213	11,965,370
Medtronic PLC	126,451	13,276,091
ResMed, Inc.	54,391	13,420,979
STERIS PLC	61,869	14,848,560
Stryker Corp.	54,638	14,388,917
Teleflex, Inc.	44,249	14,881,381
Zimmer Biomet Holdings, Inc.	114,201	14,525,225
		219,926,071

Health Care Facilities-0.43%
HCA Healthcare, Inc.	58,373	14,611,346
Universal Health Services, Inc., Class B	110,724	15,936,505
		30,547,851

Health Care REITs-0.61%
Healthpeak Properties, Inc.	420,744	13,068,308
Ventas, Inc.	293,921	15,871,734
Welltower, Inc.	171,889	14,316,635
		43,256,677

Health Care Services-1.01%
Cigna Corp.	66,144	15,727,720
CVS Health Corp.	143,809	14,905,803
DaVita, Inc.(b)(c)	134,363	15,152,116
Laboratory Corp. of America Holdings(c)	49,297	13,372,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care Services-(continued)
Quest Diagnostics, Inc.	88,822	$ 11,659,664
		70,817,607

Health Care Supplies-0.57%
Align Technology, Inc.(c)	21,279	10,883,357
Cooper Cos., Inc. (The)	35,579	14,552,523
DENTSPLY SIRONA, Inc.	266,784	14,443,686
		39,879,566

Health Care Technology-0.25%
Cerner Corp.	191,165	17,826,136

Home Furnishings-0.16%
Mohawk Industries, Inc.(c)	79,700	11,220,166

Home Improvement Retail-0.32%
Home Depot, Inc. (The)	34,225	10,809,282
Lowe’s Cos., Inc.	54,391	12,023,674
		22,832,956

Homebuilding-0.66%
D.R. Horton, Inc.	129,657	11,072,708
Lennar Corp., Class A	121,605	10,929,857
NVR, Inc.(c)	2,394	11,870,505
PulteGroup, Inc.(b)	252,880	12,558,021
		46,431,091

Hotel & Resort REITs-0.22%
Host Hotels & Resorts, Inc.(c)	854,898	15,618,986

Hotels, Resorts & Cruise Lines-1.46%
Booking Holdings, Inc.(c)	6,357	13,808,993
Carnival Corp.(c)	737,393	14,991,200
Expedia Group, Inc.(c)	85,156	16,699,943
Hilton Worldwide Holdings, Inc.(c)	97,290	14,482,590
Marriott International, Inc., Class A(c)	88,408	15,041,737
Norwegian Cruise Line Holdings Ltd.(b)(c)	660,025	12,863,887
Royal Caribbean Cruises Ltd.(b)(c)	188,304	15,199,899
		103,088,249

Household Appliances-0.18%
Whirlpool Corp.	61,804	12,439,291

Household Products-0.97%
Church & Dwight Co., Inc.	148,634	14,543,837
Clorox Co. (The)(b)	84,359	12,298,699
Colgate-Palmolive Co.	178,897	13,766,124
Kimberly-Clark Corp.	104,482	13,598,332
Procter & Gamble Co. (The)	91,451	14,256,296
		68,463,288

Housewares & Specialties-0.22%
Newell Brands, Inc.	636,674	15,121,007

Human Resource & Employment Services-0.22%
Robert Half International, Inc.	129,775	15,610,635

Hypermarkets & Super Centers-0.38%
Costco Wholesale Corp.	25,441	13,210,239
Walmart, Inc.	100,808	13,625,209
		26,835,448

	Shares	Value
Independent Power Producers & Energy Traders-0.18%
AES Corp. (The)	582,185	$ 12,359,788

Industrial Conglomerates-0.74%
3M Co.(b)	80,276	11,933,027
General Electric Co.	146,641	14,005,682
Honeywell International, Inc.	67,761	12,857,650
Roper Technologies, Inc.	30,030	13,460,047
		52,256,406

Industrial Gases-0.34%
Air Products and Chemicals, Inc.	48,135	11,374,300
Linde PLC (United Kingdom)	42,565	12,481,761
		23,856,061

Industrial Machinery-2.10%
Dover Corp.	82,965	13,013,890
Fortive Corp.	189,155	12,247,786
IDEX Corp.	60,167	11,546,047
Illinois Tool Works, Inc.	58,561	12,669,087
Ingersoll Rand, Inc.	238,579	12,053,011
Nordson Corp.	58,752	13,306,741
Otis Worldwide Corp.	165,159	12,936,905
Parker-Hannifin Corp.	44,577	13,212,177
Pentair PLC	189,005	10,945,280
Snap-on, Inc.	65,380	13,741,568
Stanley Black & Decker, Inc.	73,072	11,888,814
Xylem, Inc.	115,773	10,298,008
		147,859,314

Industrial REITs-0.36%
Duke Realty Corp.	230,832	12,234,096
Prologis, Inc.	89,370	13,034,614
		25,268,710

Insurance Brokers-0.97%
Aon PLC, Class A	48,400	14,139,576
Arthur J. Gallagher & Co.	83,826	13,260,435
Brown & Brown, Inc.	211,530	14,301,543
Marsh & McLennan Cos., Inc.	82,752	12,860,488
Willis Towers Watson PLC	60,815	13,519,175
		68,081,217

Integrated Oil & Gas-0.78%
Chevron Corp.	120,136	17,299,584
Exxon Mobil Corp.	225,630	17,693,905
Occidental Petroleum Corp.	462,039	20,204,965
		55,198,454

Integrated Telecommunication Services-0.43%
AT&T, Inc.	622,458	14,746,030
Verizon Communications, Inc.	283,263	15,202,725
		29,948,755

Interactive Home Entertainment-0.69%
Activision Blizzard, Inc.	242,610	19,772,715
Electronic Arts, Inc.	113,156	14,720,464
Take-Two Interactive Software, Inc.(c)	85,851	13,907,862
		48,401,041

Interactive Media & Services-0.64%
Alphabet, Inc., Class A(c)	2,476	6,688,023
Alphabet, Inc., Class C(c)	2,316	6,248,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Interactive Media & Services-(continued)
Match Group, Inc.(b)(c)	109,075	$ 12,160,772
Meta Platforms, Inc., Class A(c)	43,114	9,098,347
Twitter, Inc.(b)(c)	312,048	11,093,306
		45,288,599

Internet & Direct Marketing Retail-0.48%
Amazon.com, Inc.(c)	4,127	12,675,090
eBay, Inc.	212,542	11,602,668
Etsy, Inc.(b)(c)	63,107	9,774,643
		34,052,401

Internet Services & Infrastructure-0.37%
Akamai Technologies, Inc.(b)(c)	125,802	13,619,325
VeriSign, Inc.(c)	58,099	12,416,918
		26,036,243

Investment Banking & Brokerage-0.80%
Charles Schwab Corp. (The)	175,930	14,859,048
Goldman Sachs Group, Inc. (The)	36,354	12,407,257
Morgan Stanley	144,437	13,106,213
Raymond James Financial, Inc.	145,665	15,972,167
		56,344,685

IT Consulting & Other Services-1.04%
Accenture PLC, Class A	37,467	11,840,321
Cognizant Technology Solutions Corp., Class A	173,166	14,914,788
DXC Technology Co.(c)	460,692	15,677,349
EPAM Systems, Inc.(c)	20,393	4,236,646
Gartner, Inc.(c)	44,153	12,381,384
International Business Machines Corp.	114,569	14,035,848
		73,086,336

Leisure Products-0.19%
Hasbro, Inc.(b)	141,013	13,685,312

Life & Health Insurance-1.27%
Aflac, Inc.	245,797	15,015,739
Globe Life, Inc.	154,666	15,615,079
Lincoln National Corp.(b)	210,715	14,206,405
MetLife, Inc.	234,487	15,839,597
Principal Financial Group, Inc.	197,484	13,950,270
Prudential Financial, Inc.	132,819	14,830,570
		89,457,660

Life Sciences Tools & Services-2.12%
Agilent Technologies, Inc.	90,982	11,860,414
Bio-Rad Laboratories, Inc., Class A(c)	19,056	11,928,294
Bio-Techne Corp.	30,505	12,794,102
Charles River Laboratories International, Inc.(c)	39,741	11,570,990
Danaher Corp.	44,779	12,287,805
Illumina, Inc.(c)	37,960	12,397,736
IQVIA Holdings, Inc.(c)	52,593	12,102,701
Mettler-Toledo International, Inc.(c)	8,950	12,608,223
PerkinElmer, Inc.	75,710	13,598,273
Thermo Fisher Scientific, Inc.	22,126	12,036,544
Waters Corp.(c)	41,696	13,206,374
West Pharmaceutical Services, Inc.	32,942	12,751,189
		149,142,645

	Shares	Value
Managed Health Care-0.82%
Anthem, Inc.	32,985	$ 14,904,272
Centene Corp.(c)	181,222	14,972,562
Humana, Inc.	30,827	13,388,783
UnitedHealth Group, Inc.	29,728	14,146,663
		57,412,280

Metal & Glass Containers-0.19%
Ball Corp.	152,053	13,645,236

Movies & Entertainment-0.54%
Live Nation Entertainment, Inc.(b)(c)	127,084	15,354,289
Netflix, Inc.(c)	23,243	9,169,828
Walt Disney Co. (The)(c)	93,097	13,821,181
		38,345,298

Multi-line Insurance-0.65%
American International Group, Inc.	261,389	16,007,462
Assurant, Inc.	91,722	15,566,141
Hartford Financial Services Group, Inc. (The)	208,612	14,494,362
		46,067,965

Multi-Sector Holdings-0.23%
Berkshire Hathaway, Inc., Class B(c)	49,324	15,855,200

Multi-Utilities-2.09%
Ameren Corp.	162,963	14,006,670
CenterPoint Energy, Inc.(b)	510,117	13,951,700
CMS Energy Corp.	227,362	14,553,442
Consolidated Edison, Inc.	172,097	14,760,760
Dominion Energy, Inc.	187,163	14,885,073
DTE Energy Co.	122,328	14,873,861
NiSource, Inc.	548,282	15,861,798
Public Service Enterprise Group, Inc.	222,836	14,446,458
Sempra Energy	112,130	16,171,389
WEC Energy Group, Inc.	152,085	13,821,485
		147,332,636

Office REITs-0.60%
Alexandria Real Estate Equities, Inc.(b)	67,079	12,704,763
Boston Properties, Inc.(b)	124,600	15,239,826
Vornado Realty Trust(b)	338,176	14,636,257
		42,580,846

Oil & Gas Equipment & Services-0.77%
Baker Hughes Co., Class A	558,843	16,418,808
Halliburton Co.	594,106	19,920,374
Schlumberger N.V.	458,759	18,001,703
		54,340,885

Oil & Gas Exploration & Production-2.34%
APA Corp.	533,069	18,993,249
ConocoPhillips	193,454	18,351,046
Coterra Energy, Inc.	679,912	15,862,347
Devon Energy Corp.	327,428	19,498,337
Diamondback Energy, Inc.	127,873	17,659,261
EOG Resources, Inc.	158,530	18,218,268
Hess Corp.(b)	179,598	18,150,174
Marathon Oil Corp.	876,507	19,773,998
Pioneer Natural Resources Co.	77,161	18,487,776
		164,994,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Oil & Gas Refining & Marketing-0.72%
Marathon Petroleum Corp.	223,221	$ 17,382,219
Phillips 66	196,041	16,514,494
Valero Energy Corp.	200,663	16,757,367
		50,654,080

Oil & Gas Storage & Transportation-0.67%
Kinder Morgan, Inc.	879,762	15,307,859
ONEOK, Inc.(b)	229,305	14,973,616
Williams Cos., Inc. (The)	533,670	16,693,198
		46,974,673

Packaged Foods & Meats-2.59%
Campbell Soup Co.(b)	329,477	14,816,581
Conagra Brands, Inc.	443,171	15,497,690
General Mills, Inc.	219,533	14,803,110
Hershey Co. (The)	76,226	15,417,471
Hormel Foods Corp.	309,063	14,723,761
JM Smucker Co. (The)	106,991	14,417,037
Kellogg Co.	227,035	14,516,618
Kraft Heinz Co. (The)	416,309	16,327,639
Lamb Weston Holdings, Inc.	249,201	16,554,422
McCormick & Co., Inc.	157,076	14,948,923
Mondelez International, Inc., Class A	228,348	14,952,227
Tyson Foods, Inc., Class A	169,028	15,662,135
		182,637,614

Paper Packaging-1.21%
Amcor PLC	1,225,600	14,253,728
Avery Dennison Corp.	66,862	11,781,085
International Paper Co.	309,805	13,485,812
Packaging Corp. of America	110,922	16,326,609
Sealed Air Corp.	218,386	14,660,252
WestRock Co.	325,927	14,754,715
		85,262,201

Personal Products-0.17%
Estee Lauder Cos., Inc. (The), Class A	39,339	11,657,326

Pharmaceuticals-1.82%
Bristol-Myers Squibb Co.	252,252	17,322,145
Catalent, Inc.(c)	116,227	11,859,803
Eli Lilly and Co.	58,233	14,555,338
Johnson & Johnson	85,908	14,137,880
Merck & Co., Inc.	195,772	14,992,220
Organon & Co.	494,674	18,466,180
Pfizer, Inc.	269,362	12,643,852
Viatris, Inc.	1,119,446	12,325,101
Zoetis, Inc.	61,426	11,895,145
		128,197,664

Property & Casualty Insurance-1.55%
Allstate Corp. (The)	131,614	16,104,289
Chubb Ltd.	74,251	15,120,474
Cincinnati Financial Corp.	122,159	14,999,904
Loews Corp.	248,983	15,272,617
Progressive Corp. (The)	149,557	15,842,573
Travelers Cos., Inc. (The)	92,168	15,837,227
W.R. Berkley Corp.	175,648	15,861,014
		109,038,098

	Shares	Value
Publishing-0.21%
News Corp., Class A	497,545	$ 11,105,205
News Corp., Class B	154,873	3,473,801
		14,579,006

Railroads-0.57%
CSX Corp.	386,961	13,121,847
Norfolk Southern Corp.	49,103	12,595,902
Union Pacific Corp.	57,220	14,073,259
		39,791,008

Real Estate Services-0.19%
CBRE Group, Inc., Class A(c)	137,097	13,277,844

Regional Banks-3.01%
Citizens Financial Group, Inc.	299,936	15,722,645
Comerica, Inc.	168,188	16,060,272
Fifth Third Bancorp	324,884	15,542,451
First Republic Bank	68,134	11,804,897
Huntington Bancshares, Inc.	931,038	14,449,710
KeyCorp	617,859	15,489,725
M&T Bank Corp.	93,403	17,020,829
People’s United Financial, Inc.	805,949	16,989,405
PNC Financial Services Group, Inc. (The)	70,534	14,053,899
Regions Financial Corp.	639,538	15,470,424
Signature Bank	46,620	16,078,772
SVB Financial Group(c)	20,196	12,238,776
Truist Financial Corp.	239,383	14,894,410
Zions Bancorporation N.A.	224,916	15,944,295
		211,760,510

Reinsurance-0.22%
Everest Re Group Ltd.	52,661	15,704,563

Research & Consulting Services-0.88%
Equifax, Inc.	48,173	10,518,093
Jacobs Engineering Group, Inc.	99,114	12,191,022
Leidos Holdings, Inc.	161,372	16,434,124
Nielsen Holdings PLC	687,473	11,975,780
Verisk Analytics, Inc.	62,723	11,123,297
		62,242,316

Residential REITs-0.96%
AvalonBay Communities, Inc.	58,059	13,852,297
Equity Residential	163,677	13,961,648
Essex Property Trust, Inc.	41,127	13,044,251
Mid-America Apartment Communities, Inc.	65,676	13,437,966
UDR, Inc.	243,524	13,362,162
		67,658,324

Restaurants-1.07%
Chipotle Mexican Grill, Inc.(c)	8,259	12,581,348
Darden Restaurants, Inc.	93,649	13,599,708
Domino’s Pizza, Inc.	26,602	11,497,650
McDonald’s Corp.	53,654	13,132,890
Starbucks Corp.	121,793	11,179,379
Yum! Brands, Inc.	106,199	13,017,873
		75,008,848

Retail REITs-0.95%
Federal Realty Investment Trust(b)	109,101	12,828,096
Kimco Realty Corp.	619,205	14,569,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Retail REITs-(continued)
Realty Income Corp.	212,383	$ 14,036,392
Regency Centers Corp.	194,035	12,784,966
Simon Property Group, Inc.	93,275	12,830,909
		67,050,257

Semiconductor Equipment-1.02%
Applied Materials, Inc.	93,085	12,492,007
Enphase Energy, Inc.(c)	66,119	11,022,037
KLA Corp.	34,617	12,064,025
Lam Research Corp.	20,138	11,304,466
SolarEdge Technologies, Inc.(c)	45,996	14,692,042
Teradyne, Inc.(b)	88,989	10,493,583
		72,068,160

Semiconductors-2.33%
Advanced Micro Devices, Inc.(c)	102,493	12,641,486
Analog Devices, Inc.	77,506	12,423,437
Broadcom, Inc.	22,506	13,220,925
Intel Corp.	281,023	13,404,797
Microchip Technology, Inc.(b)	163,169	11,475,676
Micron Technology, Inc.	166,202	14,768,710
Monolithic Power Systems, Inc.	28,241	12,954,147
NVIDIA Corp.	47,079	11,480,214
NXP Semiconductors N.V. (China)	62,779	11,935,543
Qorvo, Inc.(c)	89,285	12,212,402
QUALCOMM, Inc.	77,316	13,297,579
Skyworks Solutions, Inc.	87,499	12,089,737
Texas Instruments, Inc.	72,535	12,330,225
		164,234,878

Soft Drinks-0.61%
Coca-Cola Co. (The)	252,611	15,722,509
Monster Beverage Corp.(c)	158,759	13,399,259
PepsiCo, Inc.	84,139	13,776,920
		42,898,688

Specialized REITs-1.64%
American Tower Corp.	52,158	11,833,085
Crown Castle International Corp.	73,582	12,258,025
Digital Realty Trust, Inc.	85,080	11,478,994
Equinix, Inc.	17,817	12,645,259
Extra Space Storage, Inc.	68,118	12,816,402
Iron Mountain, Inc.(b)	293,617	14,440,084
Public Storage	40,853	14,503,632
SBA Communications Corp., Class A	39,609	12,016,975
Weyerhaeuser Co.	355,246	13,811,965
		115,804,421

Specialty Chemicals-1.38%
Albemarle Corp.	54,083	10,594,319
Celanese Corp.	88,347	12,304,970
DuPont de Nemours, Inc.	177,622	13,742,614
Eastman Chemical Co.	121,201	14,358,683
Ecolab, Inc.	61,277	10,800,684
International Flavors & Fragrances, Inc.	96,634	12,852,322
PPG Industries, Inc.	87,022	11,613,086
Sherwin-Williams Co. (The)	41,034	10,797,276
		97,063,954

Specialty Stores-0.50%
Bath & Body Works, Inc.(b)	185,915	9,922,284

	Shares	Value
Specialty Stores-(continued)
Tractor Supply Co.	60,676	$ 12,365,162
Ulta Beauty, Inc.(c)	35,234	13,195,133
		35,482,579

Steel-0.23%
Nucor Corp.	125,580	16,528,840

Systems Software-0.96%
Fortinet, Inc.(c)	42,740	14,724,785
Microsoft Corp.	41,504	12,400,980
NortonLifeLock, Inc.	584,579	16,941,100
Oracle Corp.	138,526	10,523,820
ServiceNow, Inc.(c)	21,973	12,742,582
		67,333,267

Technology Distributors-0.18%
CDW Corp.	72,956	12,581,992

Technology Hardware, Storage & Peripherals-1.14%
Apple, Inc.	79,224	13,081,467
Hewlett Packard Enterprise Co.	934,711	14,880,599
HP, Inc.	390,253	13,409,093
NetApp, Inc.	159,168	12,475,588
Seagate Technology Holdings PLC	136,819	14,114,248
Western Digital Corp.(c)	245,670	12,514,430
		80,475,425

Tobacco-0.46%
Altria Group, Inc.	315,301	16,171,788
Philip Morris International, Inc.	157,895	15,958,448
		32,130,236

Trading Companies & Distributors-0.54%
Fastenal Co.	221,793	11,413,468
United Rentals, Inc.(c)	40,875	13,146,217
W.W. Grainger, Inc.	27,677	13,203,590
		37,763,275

Trucking-0.38%
J.B. Hunt Transport Services, Inc.	71,600	14,529,788
Old Dominion Freight Line, Inc.	39,903	12,530,739
		27,060,527

Water Utilities-0.17%
American Water Works Co., Inc.	80,713	12,194,927

Wireless Telecommunication Services-0.22%
T-Mobile US, Inc.(c)	123,873	15,262,392
Total Common Stocks & Other Equity Interests (Cost $3,293,458,408)		6,877,408,937

Money Market Funds-2.37%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f)	58,418,038	58,418,038
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(f)	41,873,712	41,873,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Money Market Funds-(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(f)	66,763,471	$66,763,471

Total Money Market Funds (Cost $167,059,009)		167,055,221

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $3,460,517,417)		7,044,464,158

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.15%
Invesco Private Government Fund, 0.12%(d)(f)(g)	87,291,639	87,291,639

	Shares	Value

Money Market Funds-(continued)
Invesco Private Prime Fund, 0.08%(d)(f)(g)	205,203,588	$205,224,113

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $292,527,498)		292,515,752

TOTAL INVESTMENTS IN SECURITIES-104.15% (Cost $3,753,044,915)		7,336,979,910

OTHER ASSETS LESS LIABILITIES-(4.15)%		(292,608,732)

NET ASSETS-100.00%		$7,044,371,178

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Invesco Ltd.	$12,731,529	$4,006,069	$(1,179,509)	$(2,398,076)	$(110,412)	$13,049,601	$203,880
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	27,770,590	152,068,877	(121,421,429)	-	-	58,418,038	3,562
Invesco Liquid Assets Portfolio, Institutional Class	20,025,665	108,586,909	(86,729,592)	(3,792)	(5,478)	41,873,712	1,208
Invesco Treasury Portfolio, Institutional Class	31,737,817	173,793,002	(138,767,348)	-	-	66,763,471	1,583
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	54,345,079	608,347,823	(575,401,263)	-	-	87,291,639	9,879*
Invesco Private Prime Fund	137,162,094	1,293,189,226	(1,225,062,625)	(11,747)	(52,835)	205,224,113	89,711*
Total	$283,772,774	$2,339,991,906	$(2,148,561,766)	$(2,413,615)	$(168,725)	$472,620,574	$309,823

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	807	March-2022	$176,248,800	$108,496	$108,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Equally-Weighted S&P 500 Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2022

Financials	13.73%

Industrials	13.61

Information Technology	13.49

Health Care	12.62

Consumer Discretionary	10.63

Consumer Staples	6.67

Utilities	5.85

Materials	5.62

Real Estate	5.53

Energy	5.28

Communication Services	4.60

Money Market Funds Plus Other Assets Less Liabilities	2.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 3,286,534,780)*	$6,864,359,336

Investments in affiliates, at value (Cost $ 466,510,135)	472,620,574

Receivable for:
Fund shares sold	8,632,250

Dividends	10,507,720

Investment for trustee deferred compensation and retirement plans	215,762

Other assets	409,586

Total assets	7,356,745,228

Liabilities:
Other investments:
Variation margin payable - futures contracts	467,581

Payable for:
Dividends	8

Fund shares reacquired	15,303,172

Collateral upon return of securities loaned	292,527,498

Accrued fees to affiliates	2,926,696

Accrued trustees’ and officers’ fees and benefits	6,500

Accrued other operating expenses	833,005

Trustee deferred compensation and retirement plans	309,590

Total liabilities	312,374,050

Net assets applicable to shares outstanding	$7,044,371,178

Net assets consist of:

Shares of beneficial interest	$3,264,928,523

Distributable earnings	3,779,442,655

$7,044,371,178

Net Assets:

Class A	$2,923,274,078

Class C	$838,253,293

Class R	$154,816,275

Class Y	$2,513,879,072

Class R6	$614,148,460

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	39,212,171

Class C	11,870,510

Class R	2,090,515

Class Y	33,307,140

Class R6	8,124,453

Class A:
Net asset value per share	$74.55

Maximum offering price per share (Net asset value of $74.55 ÷ 94.50%)	$78.89

Class C:
Net asset value and offering price per share	$70.62

Class R:
Net asset value and offering price per share	$74.06

Class Y:
Net asset value and offering price per share	$75.48

Class R6:
Net asset value and offering price per share	$75.59

*	At February 28, 2022, securities with an aggregate value of $283,442,025 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Equally-Weighted S&P 500 Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $11,829)	$61,418,871

Dividends from affiliates (includes securities lending income of $122,353)	332,586

Total investment income	61,751,457

Expenses:

Advisory fees	3,865,523

Administrative services fees	509,454

Custodian fees	19,686

Distribution fees:
Class A	3,698,987

Class C	4,484,269

Class R	375,080

Transfer agent fees – A, C, R and Y	4,030,231

Transfer agent fees – R6	143,712

Trustees’ and officers’ fees and benefits	35,809

Registration and filing fees	87,535

Licensing fees	759,104

Reports to shareholders	102,476

Professional services fees	34,277

Other	40,776

Total expenses	18,186,919

Less: Fees waived and/or expense offset arrangement(s)	(8,698)

Net expenses	18,178,221

Net investment income	43,573,236

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	429,085,611

Affiliated investment securities	(168,725)

Futures contracts	6,078,252

434,995,138

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(520,336,787)

Affiliated investment securities	(2,413,615)

Futures contracts	(5,773,917)

(528,524,319)

Net realized and unrealized gain (loss)	(93,529,181)

Net increase (decrease) in net assets resulting from operations	$(49,955,945)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021

Operations:

Net investment income	$43,573,236	$79,411,064

Net realized gain	434,995,138	608,572,935

Change in net unrealized appreciation (depreciation)	(528,524,319)	1,653,861,950

Net increase (decrease) in net assets resulting from operations	(49,955,945)	2,341,845,949

Distributions to shareholders from distributable earnings:

Class A	(277,138,290)	(141,711,970)

Class C	(81,018,217)	(50,357,930)

Class R	(13,740,996)	(7,807,584)

Class Y	(248,365,021)	(137,144,938)

Class R6	(60,065,331)	(50,006,979)

Total distributions from distributable earnings	(680,327,855)	(387,029,401)

Share transactions-net:

Class A	252,314,428	51,685,586

Class C	(16,495,330)	(194,111,615)

Class R	22,517,226	(17,579,953)

Class Y	107,481,717	(113,324,996)

Class R6	(236,955,896)	(71,814,615)

Net increase (decrease) in net assets resulting from share transactions	128,862,145	(345,145,593)

Net increase (decrease) in net assets	(601,421,655)	1,609,670,955

Net assets:

Beginning of period	7,645,792,833	6,036,121,878

End of period	$7,044,371,178	$7,645,792,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Equally-Weighted S&P 500 Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/22	$82.72	$0.46	$(0.92)	$(0.46)	$(0.93)	$(6.78)	$(7.71)	$74.55	(0.82)%	$2,923,274	0.52	%(d)	0.52	%(d)	1.16	%(d)	12%
Year ended 08/31/21	62.02	0.82	24.05	24.87	(0.99)	(3.18)	(4.17)	82.72	41.81	2,971,521	0.52		0.52		1.13		23
Year ended 08/31/20	60.01	0.99	3.88	4.87	(1.03)	(1.83)	(2.86)	62.02	8.08 (e)	2,182,945	0.53		0.53		1.67		26
Year ended 08/31/19	64.04	0.92	(1.38)	(0.46)	(0.82)	(2.75)	(3.57)	60.01	(0.09)	2,235,827	0.52		0.52		1.55		22
Year ended 08/31/18	56.49	0.75	8.45	9.20	(0.81)	(0.84)	(1.65)	64.04	16.52	2,293,892	0.53		0.53		1.23		20
Year ended 08/31/17	50.91	0.74	5.54	6.28	(0.54)	(0.16)	(0.70)	56.49	12.41	2,103,146	0.53		0.53		1.37		24
Class C
Six months ended 02/28/22	78.47	0.16	(0.88)	(0.72)	(0.35)	(6.78)	(7.13)	70.62	(1.17)	838,253	1.27	(d)	1.27	(d)	0.41	(d)	12
Year ended 08/31/21	58.96	0.30	22.86	23.16	(0.47)	(3.18)	(3.65)	78.47	40.82 (f)	945,674	1.21	(f)	1.21	(f)	0.44	(f)	23
Year ended 08/31/20	57.18	0.52	3.66	4.18	(0.57)	(1.83)	(2.40)	58.96	7.27 (e)	879,154	1.28		1.28		0.92		26
Year ended 08/31/19	61.18	0.46	(1.31)	(0.85)	(0.40)	(2.75)	(3.15)	57.18	(0.83)	1,083,024	1.27		1.27		0.80		22
Year ended 08/31/18	54.05	0.32	8.09	8.41	(0.44)	(0.84)	(1.28)	61.18	15.75 (f)	1,252,161	1.21	(f)	1.21	(f)	0.55	(f)	20
Year ended 08/31/17	48.82	0.32	5.30	5.62	(0.23)	(0.16)	(0.39)	54.05	11.56	1,126,361	1.28		1.28		0.62		24
Class R
Six months ended 02/28/22	82.12	0.36	(0.91)	(0.55)	(0.73)	(6.78)	(7.51)	74.06	(0.94)	154,816	0.77	(d)	0.77	(d)	0.91	(d)	12
Year ended 08/31/21	61.60	0.63	23.88	24.51	(0.81)	(3.18)	(3.99)	82.12	41.44	147,581	0.77		0.77		0.88		23
Year ended 08/31/20	59.63	0.83	3.84	4.67	(0.87)	(1.83)	(2.70)	61.60	7.80 (e)	127,559	0.78		0.78		1.42		26
Year ended 08/31/19	63.64	0.77	(1.36)	(0.59)	(0.67)	(2.75)	(3.42)	59.63	(0.33)	135,225	0.77		0.77		1.30		22
Year ended 08/31/18	56.15	0.59	8.42	9.01	(0.68)	(0.84)	(1.52)	63.64	16.25	137,036	0.78		0.78		0.98		20
Year ended 08/31/17	50.63	0.60	5.50	6.10	(0.42)	(0.16)	(0.58)	56.15	12.13	132,316	0.78		0.78		1.12		24
Class Y
Six months ended 02/28/22	83.74	0.57	(0.93)	(0.36)	(1.12)	(6.78)	(7.90)	75.48	(0.69)	2,513,879	0.27	(d)	0.27	(d)	1.41	(d)	12
Year ended 08/31/21	62.74	1.01	24.32	25.33	(1.15)	(3.18)	(4.33)	83.74	42.15	2,671,007	0.27		0.27		1.38		23
Year ended 08/31/20	60.67	1.15	3.93	5.08	(1.18)	(1.83)	(3.01)	62.74	8.35 (e)	2,106,008	0.28		0.28		1.92		26
Year ended 08/31/19	64.71	1.08	(1.40)	(0.32)	(0.97)	(2.75)	(3.72)	60.67	0.18	2,902,956	0.27		0.27		1.80		22
Year ended 08/31/18	57.06	0.91	8.53	9.44	(0.95)	(0.84)	(1.79)	64.71	16.80	3,444,820	0.28		0.28		1.48		20
Year ended 08/31/17	51.40	0.88	5.59	6.47	(0.65)	(0.16)	(0.81)	57.06	12.69	3,318,343	0.28		0.28		1.62		24
Class R6
Six months ended 02/28/22	83.90	0.53	(0.86)	(0.33)	(1.20)	(6.78)	(7.98)	75.59	(0.66)	614,148	0.19	(d)	0.19	(d)	1.49	(d)	12
Year ended 08/31/21	62.86	1.09	24.36	25.45	(1.23)	(3.18)	(4.41)	83.90	42.30	910,010	0.16		0.16		1.49		23
Year ended 08/31/20	60.78	1.22	3.94	5.16	(1.25)	(1.83)	(3.08)	62.86	8.47 (e)	740,456	0.16		0.16		2.04		26
Year ended 08/31/19	64.83	1.15	(1.40)	(0.25)	(1.05)	(2.75)	(3.80)	60.78	0.29	1,024,706	0.16		0.16		1.91		22
Year ended 08/31/18	57.15	0.98	8.56	9.54	(1.02)	(0.84)	(1.86)	64.83	16.96	1,000,614	0.16		0.16		1.60		20
Year ended 08/31/17	51.47	0.95	5.60	6.55	(0.71)	(0.16)	(0.87)	57.15	12.84	808,668	0.16		0.16		1.74		24

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been 6.49%, 5.61%, 6.21%, 6.78% and 6.90% for Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.94% and 0.93% for the years ended August 31, 2021 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Equally-Weighted S&P 500 Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

17	Invesco Equally-Weighted S&P 500 Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2022, the Fund paid the Adviser $4,337 in fees for securities lending agent services.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and

18	Invesco Equally-Weighted S&P 500 Fund

they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.120%

Over $2 billion	0.100%

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.11%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $8,595.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2022, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $264,038 in front-end sales commissions from the sale of Class A shares and $3,462 and $10,923 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

19	Invesco Equally-Weighted S&P 500 Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$6,877,408,937	$–	$–	$6,877,408,937

Money Market Funds	167,055,221	292,515,752	–	459,570,973

Total Investments in Securities	7,044,464,158	292,515,752	–	7,336,979,910

Other Investments - Assets*

Futures Contracts	108,496	–	–	108,496

Total Investments	$7,044,572,654	$292,515,752	$–	$7,337,088,406

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2022:

Value
Derivative Assets	Equity Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$108,496

Derivatives not subject to master netting agreements	(108,496)

Total Derivative Assets subject to master netting agreements	$-

(a)	Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity
Risk

Realized Gain:
Futures contracts	$6,078,252

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(5,773,917)

Total	$ 304,335

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$100,631,213

20	Invesco Equally-Weighted S&P 500 Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $103.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $835,460,885 and $1,425,383,435, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,567,208,674

Aggregate unrealized (depreciation) of investments	(57,655,379)

Net unrealized appreciation of investments	$3,509,553,295

Cost of investments for tax purposes is $3,827,535,111.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,935,862	$154,277,647	3,888,336	$281,899,113

Class C	409,524	30,913,916	805,090	55,678,745

Class R	282,804	22,252,641	521,654	37,484,717

Class Y	3,120,161	250,734,452	6,273,592	464,215,386

Class R6	836,290	68,069,221	1,830,255	130,754,030

Issued as reinvestment of dividends:
Class A	3,207,507	246,176,188	1,911,314	126,089,302

Class C	1,022,234	74,428,868	732,309	46,062,222

Class R	179,939	13,725,723	118,900	7,801,054

Class Y	2,427,964	188,555,664	1,674,217	111,620,024

Class R6	727,726	56,595,240	737,008	49,187,886

Automatic conversion of Class C shares to Class A shares:
Class A	774,191	61,582,208	1,579,379	113,546,771

Class C	(816,965)	(61,582,208)	(1,660,105)	(113,546,771)

21	Invesco Equally-Weighted S&P 500 Fund

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(2,627,431)	$(209,721,615)	(6,653,363)	$(469,849,600)

Class C	(794,953)	(60,255,906)	(2,737,416)	(182,305,811)

Class R	(169,256)	(13,461,138)	(914,427)	(62,865,724)

Class Y	(4,136,533)	(331,808,399)	(9,622,070)	(689,160,406)

Class R6	(4,285,630)	(361,620,357)	(3,500,960)	(251,756,531)

Net increase (decrease) in share activity	2,093,434	$128,862,145	(5,016,287)	$(345,145,593)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22	Invesco Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$991.80	$2.57	$1,022.22	$2.61	0.52%
Class C	1,000.00	988.30	6.26	1,018.50	6.36	1.27
Class R	1,000.00	990.60	3.80	1,020.98	3.86	0.77
Class Y	1,000.00	993.10	1.33	1,023.46	1.35	0.27
Class R6	1,000.00	993.40	0.94	1,023.85	0.95	0.19

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23	Invesco Equally-Weighted S&P 500 Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-EWSP-SAR-1

Semiannual Report to Shareholders	February 28, 2022
Invesco Equity and Income Fund Nasdaq: A: ACEIX ∎ C: ACERX ∎ R: ACESX ∎ Y: ACETX ∎ R5: ACEKX ∎ R6: IEIFX

2	Fund Performance
4	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.11%
Class C Shares	1.73
Class R Shares	1.96
Class Y Shares	2.24
Class R5 Shares	2.26
Class R6 Shares	2.30
Russell 1000 Value Index▼ (Broad Market Index)	0.42
Bloomberg U.S. Government/Credit Index▼ (Style-Specific Index)	-4.44
Lipper Mixed-Asset Target Allocation Growth Funds Index∎ (Peer Group Index)	-4.39

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Bloomberg U.S. Government/Credit Index is a broad-based benchmark that includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Equity and Income Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges

Class A Shares
Inception (8/3/60)	10.04%
10 Years	9.11
5 Years	7.30
1 Year	5.55

Class C Shares
Inception (7/6/93)	9.21%
10 Years	9.09
5 Years	7.71
1 Year	9.81

Class R Shares
Inception (10/1/02)	8.27%
10 Years	9.44
5 Years	8.23
1 Year	11.32

Class Y Shares
Inception (12/22/04)	7.78%
10 Years	9.99
5 Years	8.79
1 Year	11.97

Class R5 Shares
Inception (6/1/10)	10.27%
10 Years	10.07
5 Years	8.83
1 Year	12.01

Class R6 Shares
10 Years	10.14%
5 Years	8.94
1 Year	12.07

Effective June 1, 2010, Class A, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Equity and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Equity and Income Fund (renamed Invesco Equity and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Equity and Income Fund

Schedule of Investments(a)

February 28, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-64.33%
Aerospace & Defense-3.32%
General Dynamics Corp.	327,526	$76,788,470
Raytheon Technologies Corp.	2,049,134	210,446,062
Textron, Inc.	1,991,029	145,603,951
		432,838,483

Apparel Retail-1.00%
TJX Cos., Inc. (The)	1,963,786	129,806,255

Application Software-0.49%
Splunk, Inc.(b)(c)	544,994	64,363,791

Automobile Manufacturers-1.89%
General Motors Co.(b)	5,273,555	246,380,490

Building Products-0.83%
Johnson Controls International PLC	1,669,737	108,466,115

Cable & Satellite-1.83%
Charter Communications, Inc., Class A(b)	182,261	109,681,024
Comcast Corp., Class A	2,761,368	129,121,568
		238,802,592

Casinos & Gaming-0.52%
Las Vegas Sands Corp.(b)	1,597,522	68,469,793

Communications Equipment-1.32%
Cisco Systems, Inc.	3,079,709	171,755,371

Construction & Engineering-0.74%
Quanta Services, Inc.	886,382	96,562,455

Consumer Finance-1.21%
American Express Co.	810,849	157,742,564

Data Processing & Outsourced Services-0.61%
Fiserv, Inc.(b)	819,950	80,084,516

Distillers & Vintners-0.82%
Diageo PLC (United Kingdom)	2,164,124	107,392,902

Diversified Banks-4.53%
Bank of America Corp.	5,477,250	242,094,450
Wells Fargo & Co.	6,525,836	348,283,867
		590,378,317

Electric Utilities-1.63%
American Electric Power Co., Inc.	781,211	70,816,777
Exelon Corp.	1,693,713	72,084,425
FirstEnergy Corp.	1,666,588	69,746,708
		212,647,910

Electrical Components & Equipment-0.58%
Emerson Electric Co.	817,279	75,941,565

Electronic Components-0.52%
Corning, Inc.	1,676,562	67,733,105

	Shares	Value
Electronic Manufacturing Services-0.62%
TE Connectivity Ltd. (Switzerland)	572,377	$81,523,656

Fertilizers & Agricultural Chemicals-1.00%
Corteva, Inc.	2,514,657	130,837,604

Food Distributors-1.30%
Sysco Corp.	987,828	86,039,819
US Foods Holding Corp.(b)	2,127,779	83,174,881
		169,214,700

Gold-0.52%
Barrick Gold Corp. (Canada)	3,032,389	68,441,020

Health Care Distributors-0.81%
McKesson Corp.	384,909	105,834,579

Health Care Equipment-1.20%
Medtronic PLC	950,696	99,813,573
Zimmer Biomet Holdings, Inc.	444,994	56,598,787
		156,412,360

Health Care Facilities-0.59%
Universal Health Services, Inc., Class B	532,015	76,572,919

Health Care Services-1.82%
Cigna Corp.	572,256	136,071,032
CVS Health Corp.	972,093	100,757,439
		236,828,471

Hotels, Resorts & Cruise Lines-0.81%
Booking Holdings, Inc.(b)	48,759	105,916,738

Industrial Machinery-0.82%
Parker Hannifin Corp.	361,189	107,052,808

Insurance Brokers-0.77%
Willis Towers Watson PLC	450,052	100,046,560

Integrated Oil & Gas-1.28%
Chevron Corp.	1,163,125	167,490,000

Internet & Direct Marketing Retail-0.70%
Amazon.com, Inc.(b)	29,677	91,145,783

Investment Banking & Brokerage-3.08%
Charles Schwab Corp. (The)	1,475,014	124,579,683
Goldman Sachs Group, Inc. (The)	429,298	146,515,114
Morgan Stanley	1,436,153	130,316,523
		401,411,320

IT Consulting & Other Services-1.99%
Cognizant Technology Solutions Corp., Class A	3,014,791	259,663,949

Managed Health Care-1.37%
Anthem, Inc.	194,344	87,814,336
Centene Corp.(b)	1,096,396	90,584,238
		178,398,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Equity and Income Fund

	Shares	Value
Movies & Entertainment-1.52%
Netflix, Inc.(b)	154,648	$61,011,729
Walt Disney Co. (The)(b)	927,855	137,749,353
		198,761,082

Multi-line Insurance-1.65%
American International Group, Inc.	3,521,652	215,665,968

Oil & Gas Exploration & Production-4.35%
Canadian Natural Resources Ltd. (Canada)	1,539,567	86,009,262
ConocoPhillips	2,457,661	233,133,722
Devon Energy Corp.	2,349,143	139,891,466
Pioneer Natural Resources Co.	453,223	108,592,231
		567,626,681

Other Diversified Financial Services-0.50%
Voya Financial, Inc.	977,522	65,836,107

Pharmaceuticals-4.41%
Bristol-Myers Squibb Co.(c)	1,958,795	134,510,453
GlaxoSmithKline PLC (United Kingdom)	3,283,876	67,985,265
Johnson & Johnson	420,774	69,246,777
Merck & Co., Inc.	1,789,787	137,061,889
Pfizer, Inc.	1,054,132	49,480,956
Sanofi (France)	1,117,198	117,219,062
		575,504,402

Railroads-1.45%
CSX Corp.	5,559,662	188,528,138

Real Estate Services-1.72%
CBRE Group, Inc., Class A(b)	2,320,340	224,724,929

Regional Banks-3.03%
Citizens Financial Group, Inc.	3,502,120	183,581,130
PNC Financial Services Group, Inc. (The)	313,517	62,468,262
Truist Financial Corp.	2,405,325	149,659,322
		395,708,714

Semiconductors-2.46%
Intel Corp.	2,593,229	123,697,023
NXP Semiconductors N.V. (China)	434,275	82,564,363
QUALCOMM, Inc.	663,554	114,124,653
		320,386,039

Specialty Chemicals-0.44%
Axalta Coating Systems Ltd.(b)	2,115,401	57,200,443

Tobacco-1.39%
Philip Morris International, Inc.	1,797,260	181,649,068

Wireless Telecommunication Services-0.89%
T-Mobile US, Inc.(b)	943,066	116,195,162
Total Common Stocks & Other Equity Interests (Cost $5,333,827,699)		8,393,943,998

	Principal Amount
U.S. Dollar Denominated Bonds & Notes-19.84%
Aerospace & Defense-0.21%
Boeing Co. (The), 5.81%, 05/01/2050(c)	$16,525,000	19,661,318

	Principal Amount	Value
Aerospace & Defense-(continued)
Precision Castparts Corp., 2.50%, 01/15/2023(c)	$4,150,000	$4,184,379
Raytheon Technologies Corp., 4.45%, 11/16/2038(c)	3,239,000	3,616,681
		27,462,378

Agricultural & Farm Machinery-0.11%
Deere & Co., 2.60%, 06/08/2022	14,645,000	14,666,987

Agricultural Products-0.04%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	5,254,075

Air Freight & Logistics-0.06%
FedEx Corp., 4.90%, 01/15/2034	4,310,000	4,948,671
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	2,671,268
		7,619,939

Airlines-0.31%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	2,826,653	2,807,644
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026(d)	16,208,000	15,640,720
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	11,355,000	10,571,505
United Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 04/11/2024	3,344,435	3,414,870
Series 2014-2, Class A, 3.75%, 09/03/2026	3,615,948	3,708,947
Series 2018-1, Class AA, 3.50%, 03/01/2030	4,538,976	4,614,709
		40,758,395

Alternative Carriers-0.21%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	28,911,000	26,887,230

Application Software-0.91%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(d)(e)	51,429,000	48,266,117
salesforce.com, inc., 2.70%, 07/15/2041	10,414,000	9,521,736
Splunk, Inc., Conv., 1.13%, 06/15/2027	66,253,000	60,662,903
		118,450,756

Asset Management & Custody Banks-0.10%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	4,260,000	4,396,679
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025(c)	4,515,000	4,708,702
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	3,217,000	3,686,134
		12,791,515

Automobile Manufacturers-0.20%
American Honda Finance Corp., 2.05%, 01/10/2023(c)	14,694,000	14,791,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Equity and Income Fund

	Principal Amount	Value
Automobile Manufacturers-(continued)
General Motors Co., 6.60%, 04/01/2036	$4,317,000	$5,364,200
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,954,599
		26,110,524

Biotechnology-0.57%
AbbVie, Inc., 4.50%, 05/14/2035	7,233,000	8,048,936
4.05%, 11/21/2039	13,812,000	14,520,518
4.85%, 06/15/2044	5,815,000	6,568,454
Gilead Sciences, Inc., 3.25%, 09/01/2022	20,625,000	20,794,248
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	19,256,000	25,044,835
		74,976,991

Brewers-0.26%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	10,870,000	12,128,508
4.90%, 02/01/2046	6,301,000	7,131,491
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	9,734,000	10,054,506
Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	4,041,375
		33,355,880

Cable & Satellite-1.80%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	22,511,000	23,366,418
Cable One, Inc., Conv., 0.00%, 03/15/2026(d)(e)	51,123,000	44,988,240
1.13%, 03/15/2028(d)	26,544,000	23,849,784
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	10,845,000	10,925,636
3.85%, 04/01/2061	10,845,000	9,026,487
Comcast Corp., 4.15%, 10/15/2028	9,915,000	10,759,320
3.90%, 03/01/2038	8,010,000	8,168,817
2.89%, 11/01/2051(d)	3,128,000	2,718,424
2.94%, 11/01/2056(d)	4,539,000	3,827,979
Cox Communications, Inc., 2.95%, 10/01/2050(d)	2,044,000	1,687,604
DISH Network Corp., Conv., 3.38%, 08/15/2026	77,983,000	70,925,538
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(d)(f)	25,086,000	24,396,135
		234,640,382

Commodity Chemicals-0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	5,718,847

	Principal Amount	Value
Computer & Electronics Retail-0.20%
Dell International LLC/EMC Corp., 5.45%, 06/15/2023	$1,930,000	$2,009,715
6.02%, 06/15/2026	21,095,000	23,555,390
8.35%, 07/15/2046	69,000	104,848
		25,669,953

Consumer Finance-0.19%
American Express Co., 3.63%, 12/05/2024(c)	3,423,000	3,552,198
Capital One Financial Corp., 3.20%, 01/30/2023	10,060,000	10,205,275
Discover Bank, 3.35%, 02/06/2023	5,380,000	5,453,760
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	5,975,036
		25,186,269

Data Processing & Outsourced Services-0.04%
Fiserv, Inc., 3.80%, 10/01/2023(c)	5,200,000	5,351,400

Diversified Banks-1.06%
Bank of America Corp., 3.25%, 10/21/2027	5,705,000	5,838,839
2.57%, 10/20/2032(g)	8,683,000	8,228,584
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	6,875,000	7,098,025
Citigroup, Inc., 3.67%, 07/24/2028(g)	5,405,000	5,598,534
6.68%, 09/13/2043	8,000,000	11,033,791
5.30%, 05/06/2044	2,765,000	3,267,778
4.75%, 05/18/2046	4,145,000	4,639,092
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(g)	18,945,000	18,923,210
JPMorgan Chase & Co., 3.20%, 06/15/2026	4,365,000	4,478,822
3.51%, 01/23/2029(g)	11,170,000	11,470,836
4.26%, 02/22/2048(g)	5,355,000	5,879,068
3.90%, 01/23/2049(g)	11,170,000	11,654,673
Series V, 3.53% (3 mo. USD LIBOR + 3.32%)(c)(h)(i)	6,410,000	6,377,950
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	545,000	567,557
Societe Generale S.A. (France), 5.00%, 01/17/2024(c)(d)	7,365,000	7,637,086
U.S. Bancorp, Series W, 3.10%, 04/27/2026(c)	3,245,000	3,335,539
Wells Fargo & Co., 3.55%, 09/29/2025	6,840,000	7,079,446
4.10%, 06/03/2026	4,515,000	4,770,132
4.65%, 11/04/2044	9,115,000	10,032,460
		137,911,422

Diversified Capital Markets-0.35%
Credit Suisse AG (Switzerland), 6.50%, 08/08/2023(d)	6,536,000	6,863,597
Conv., 0.50%, 06/24/2024(d)	38,065,000	38,757,783
		45,621,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Equity and Income Fund

	Principal Amount	Value
Diversified Metals & Mining-0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	$2,175,000	$2,719,876

Diversified REITs-0.08%
CubeSmart L.P., 2.50%, 02/15/2032	10,561,000	9,897,995

Drug Retail-0.08%
CVS Pass-Through Trust, 6.04%, 12/10/2028	5,420,925	5,933,224
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	4,519,000	4,886,017
		10,819,241

Electric Utilities-0.50%
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	9,547,662
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	3,498,655
NextEra Energy Capital Holdings, Inc., 0.65%, 03/01/2023(c)	24,780,000	24,548,754
3.55%, 05/01/2027	5,572,000	5,791,522
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	6,192,720
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	473,083
Xcel Energy, Inc., 0.50%, 10/15/2023	5,750,000	5,634,504
3.50%, 12/01/2049	10,280,000	9,861,456
		65,548,356

Electrical Components & Equipment-0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031	2,729,000	2,500,766

General Merchandise Stores-0.03%
Dollar General Corp., 3.25%, 04/15/2023	3,650,000	3,702,401

Health Care Equipment-0.38%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	4,135,728
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	34,351,000	37,397,934
Medtronic, Inc., 4.38%, 03/15/2035	2,601,000	2,970,102
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	3,727,000	4,615,889
		49,119,653

Health Care Services-0.08%
Cigna Corp., 4.80%, 08/15/2038	3,240,000	3,615,609
CVS Health Corp., 3.38%, 08/12/2024	3,740,000	3,845,676
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	2,694,000	2,974,196
		10,435,481

	Principal Amount	Value
Health Care Technology-0.25%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027	$36,636,000	$32,349,588

Home Improvement Retail-0.15%
Home Depot, Inc. (The), 2.63%, 06/01/2022(c)	19,976,000	20,040,767

Homebuilding-0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	2,117,000	2,295,009

Hotel & Resort REITs-0.01%
Service Properties Trust, 5.00%, 08/15/2022	1,310,000	1,306,581

Hotels, Resorts & Cruise Lines-0.27%
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	4,265,000	5,892,098
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	30,912,000	29,459,136
		35,351,234

Industrial Conglomerates-0.04%
Honeywell International, Inc., 0.48%, 08/19/2022	4,865,000	4,859,791

Insurance Brokers-0.02%
Willis North America, Inc., 3.60%, 05/15/2024(c)	2,470,000	2,535,002

Integrated Oil & Gas-0.06%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	8,483,757

Integrated Telecommunication Services-0.38%
AT&T, Inc.,
3.00%, 06/30/2022(c)	5,334,000	5,350,622
4.30%, 02/15/2030	3,526,000	3,844,036
3.50%, 09/15/2053	7,328,000	6,711,109
3.55%, 09/15/2055	4,562,000	4,143,316
3.80%, 12/01/2057(c)	3,619,000	3,400,855
Telefonica Emisiones S.A. (Spain), 4.67%, 03/06/2038	3,505,000	3,637,461
5.21%, 03/08/2047	6,725,000	7,325,608
Verizon Communications, Inc., 4.40%, 11/01/2034	3,285,000	3,626,666
4.81%, 03/15/2039	5,062,000	5,859,657
3.40%, 03/22/2041	5,788,000	5,581,862
		49,481,192

Interactive Home Entertainment-0.53%
Zynga, Inc., Conv., 0.00%, 12/15/2026(e)	67,279,000	68,624,580

Interactive Media & Services-0.15%
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026(d)	3,197,000	2,749,420
Twitter, Inc., Conv., 0.00%, 03/15/2026(d)(e)	19,647,000	17,024,126
		19,773,546

Internet & Direct Marketing Retail-0.18%
Amazon.com, Inc., 2.88%, 05/12/2041(c)	24,106,000	23,054,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Equity and Income Fund

	Principal Amount	Value
Internet Services & Infrastructure-0.16%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	$21,000,000	$20,401,500

Investment Banking & Brokerage-0.65%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	5,807,000	6,104,086
2.91%, 07/21/2042(g)	3,205,000	2,850,565
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	56,790,000	68,375,160
Morgan Stanley, 4.00%, 07/23/2025	6,870,000	7,199,741
		84,529,552

IT Consulting & Other Services-0.11%
International Business Machines Corp., 2.88%, 11/09/2022(c)	14,485,000	14,657,746

Leisure Products-0.26%
Peloton Interactive, Inc., Conv., 0.00%, 02/15/2026(d)(e)	38,919,000	33,470,340

Life & Health Insurance-0.77%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027(c)	8,671,000	9,425,337
Athene Global Funding, 2.75%, 06/25/2024(d)	2,890,000	2,913,323
Athene Holding Ltd., 3.45%, 05/15/2052	11,766,000	10,322,790
Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	16,053,772
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	20,728,000	20,462,889
Guardian Life Global Funding, 2.90%, 05/06/2024(d)	7,450,000	7,617,877
Jackson National Life Global Funding, 3.25%, 01/30/2024(d)	4,885,000	4,994,976
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	5,024,308
Protective Life Global Funding, 2.62%, 08/22/2022(d)	18,548,000	18,688,041
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	5,113,944
		100,617,257

Managed Health Care-0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	5,943,432

Movies & Entertainment-1.15%
Liberty Media Corp., Conv., 1.38%, 10/15/2023	61,171,000	89,156,732
Liberty Media Corp.-Liberty Formula One, Conv., 1.00%, 01/30/2023	5,397,000	8,950,250
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	20,716,000	37,611,970
Walt Disney Co. (The), 3.00%, 09/15/2022	13,867,000	14,018,086
		149,737,038

	Principal Amount	Value
Multi-line Insurance-0.13%
American International Group, Inc., 4.38%, 01/15/2055	$7,405,000	$8,020,892
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	8,740,087
		16,760,979

Multi-Utilities-0.09%
NiSource, Inc., 4.38%, 05/15/2047	6,015,000	6,302,677
Sempra Energy, 3.80%, 02/01/2038(c)	5,871,000	5,947,265
		12,249,942

Office REITs-0.06%
Office Properties Income Trust, 4.00%, 07/15/2022	7,200,000	7,254,948

Oil & Gas Exploration & Production-0.07%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	6,519,000	6,519,622
ConocoPhillips, 4.15%, 11/15/2034	2,403,000	2,590,890
		9,110,512

Oil & Gas Refining & Marketing-0.04%
Valero Energy Corp., 4.00%, 06/01/2052(c)	5,068,000	4,845,331

Oil & Gas Storage & Transportation-0.59%
Energy Transfer L.P., Series 5Y, 4.20%, 09/15/2023	1,638,000	1,685,215
4.90%, 03/15/2035	3,640,000	3,812,455
5.30%, 04/01/2044	8,165,000	8,445,304
5.00%, 05/15/2050	7,684,000	8,008,889
Enterprise Products Operating LLC, 6.45%, 09/01/2040	555,000	708,762
4.25%, 02/15/2048	7,354,000	7,474,748
Kinder Morgan, Inc., 5.30%, 12/01/2034	4,203,000	4,718,916
MPLX L.P., 4.50%, 07/15/2023	18,525,000	19,025,752
4.50%, 04/15/2038	8,564,000	8,826,684
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	4,275,000	4,275,000
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	5,745,641
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,940,721
		77,668,087

Other Diversified Financial Services-1.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	3,719,753
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(d)	3,975,000	4,605,640
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	60,352,000	78,650,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Equity and Income Fund

	Principal Amount	Value
Other Diversified Financial Services-(continued)
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	$60,368,000	$ 65,970,150
		152,946,270

Packaged Foods & Meats-0.00%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	683,361

Paper Packaging-0.03%
International Paper Co., 6.00%, 11/15/2041	2,855,000	3,600,557

Pharmaceuticals-0.84%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	28,870,000	28,960,705
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	9,800,000	10,460,627
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	6,435,000	7,065,498
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	16,496,000	19,125,050
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	23,693,000	27,335,799
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	11,964,000	11,978,955
Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	4,730,255
		109,656,889

Property & Casualty Insurance-0.20%
Allstate Corp. (The), 3.28%, 12/15/2026(c)	3,260,000	3,386,508
Markel Corp., 5.00%, 03/30/2043	4,185,000	4,841,386
5.00%, 05/20/2049	5,140,000	5,988,183
Travelers Cos., Inc. (The), 4.60%, 08/01/2043(c)	6,455,000	7,497,712
W.R. Berkley Corp., 4.63%, 03/15/2022	5,040,000	5,046,840
		26,760,629

Railroads-0.24%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	3,965,000	3,684,600
CSX Corp., 5.50%, 04/15/2041	1,660,000	2,058,167
Norfolk Southern Corp., 3.40%, 11/01/2049	4,879,000	4,734,517
Union Pacific Corp., 3.20%, 05/20/2041	10,131,000	9,899,594
4.15%, 01/15/2045	4,410,000	4,672,664
3.84%, 03/20/2060	5,560,000	5,726,164
		30,775,706

Real Estate Services-0.21%
Redfin Corp., Conv., 0.00%, 10/15/2025(e)	35,941,000	27,247,771

Regional Banks-0.06%
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	7,450,000	7,832,013

	Principal Amount	Value
Reinsurance-0.08%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	$5,795,000	$ 6,049,196
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	3,711,000	3,865,118
		9,914,314

Restaurants-0.06%
Starbucks Corp., 3.55%, 08/15/2029	7,440,000	7,780,011

Retail REITs-0.18%
Kimco Realty Corp., 3.20%, 04/01/2032(c)	12,105,000	12,128,941
Regency Centers L.P., 2.95%, 09/15/2029	7,960,000	7,893,856
4.65%, 03/15/2049	2,970,000	3,335,723
		23,358,520

Semiconductors-0.89%
Broadcom, Inc., 4.25%, 04/15/2026	20,205,000	21,346,109
3.47%, 04/15/2034(d)	6,975,000	6,741,656
Marvell Technology, Inc., 2.45%, 04/15/2028(c)	12,029,000	11,617,086
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	38,705,000	43,639,888
Micron Technology, Inc., 4.66%, 02/15/2030	7,270,000	7,827,100
3.37%, 11/01/2041	1,778,000	1,603,943
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026(d)	7,660,000	8,405,395
Texas Instruments, Inc., 2.63%, 05/15/2024(c)	2,275,000	2,316,008
Wolfspeed, Inc., Conv., 0.25%, 02/15/2028(d)	11,763,000	12,681,985
		116,179,170

Specialized Finance-0.07%
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	9,898,000	9,710,820

Specialized REITs-0.34%
American Tower Corp., 1.60%, 04/15/2026(c)	8,541,000	8,202,466
Crown Castle International Corp., 2.50%, 07/15/2031	14,073,000	13,084,302
4.75%, 05/15/2047	470,000	523,504
EPR Properties, 4.75%, 12/15/2026	17,525,000	18,128,235
LifeStorage L.P., 3.50%, 07/01/2026	4,667,000	4,855,403
		44,793,910

Specialty Chemicals-0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,830,098

Systems Software-0.50%
Mandiant, Inc., Series B, Conv., 1.63%, 06/01/2022(f)	18,974,000	18,974,877
Series A, Conv., 1.00%, 06/01/2025(f)	17,382,000	17,153,651

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Equity and Income Fund

	Principal Amount	Value
Systems Software-(continued)
Microsoft Corp., 3.50%, 02/12/2035(c)	$4,259,000	$4,594,489
Oracle Corp., 3.60%, 04/01/2040	10,910,000	9,899,068
VMware, Inc., 1.00%, 08/15/2024(c)	14,992,000	14,568,766
		65,190,851

Technology Distributors-0.06%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	8,105,630

Technology Hardware, Storage & Peripherals-0.20%
Apple, Inc., 3.35%, 02/09/2027	3,495,000	3,680,780
Western Digital Corp., Conv., 1.50%, 02/01/2024	22,399,000	22,051,816
		25,732,596

Tobacco-0.24%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	13,770,725
Philip Morris International, Inc., 3.60%, 11/15/2023(c)	3,940,000	4,064,514
4.88%, 11/15/2043	11,740,000	12,995,589
		30,830,828

Trading Companies & Distributors-0.08%
Air Lease Corp., 3.00%, 09/15/2023	627,000	633,792
4.25%, 09/15/2024	4,355,000	4,516,916
Aircastle Ltd., 4.40%, 09/25/2023	5,510,000	5,654,447
		10,805,155

Trucking-0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(c)(d)	7,745,000	8,122,527

Wireless Telecommunication Services-0.29%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	7,149,277
Rogers Communications, Inc. (Canada), 4.50%, 03/15/2043	6,080,000	6,321,292
4.30%, 02/15/2048(c)	8,020,000	7,991,597
T-Mobile USA, Inc., 2.70%, 03/15/2032(c)(d)	10,676,000	10,047,976
3.40%, 10/15/2052(d)	7,422,000	6,587,902
		38,098,044
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,510,959,674)		2,588,536,082

U.S. Treasury Securities-10.94%
U.S. Treasury Bills-0.00%
0.30%, 05/26/2022(j)(k)	633,000	632,535

U.S. Treasury Bonds-0.68%
4.50%, 02/15/2036(c)	5,525,000	7,312,856
2.38%, 02/15/2042	27,037,900	27,616,680
1.88%, 11/15/2051	57,655,400	53,808,704
		88,738,240

	Principal Amount	Value
U.S. Treasury Notes-10.26%
1.50%, 02/29/2024	$247,992,000	$248,209,985
1.50%, 02/15/2025	180,298,000	179,593,711
1.88%, 02/28/2027	535,535,800	539,134,065
1.88%, 02/28/2029	257,478,000	258,383,292
1.88%, 02/15/2032	112,692,300	113,123,700
		1,338,444,753
Total U.S. Treasury Securities (Cost $1,421,672,614)		1,427,815,528

	Shares

Preferred Stocks-0.56%
Asset Management & Custody Banks-0.20%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	26,120,640
Diversified Banks-0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(g)	142,800	3,647,112
Oil & Gas Storage & Transportation-0.33%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	43,225,665
Total Preferred Stocks (Cost $63,824,606)		72,993,417

	Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities-0.14%
Federal Home Loan Mortgage Corp. (FHLMC)-0.07%
6.50%, 05/01/2029	$1	1
6.75%, 03/15/2031	7,000,000	9,656,473
5.50%, 02/01/2037	3	4
		9,656,478
Federal National Mortgage Association (FNMA)-0.07%
6.63%, 11/15/2030	6,315,000	8,564,568
7.00%, 07/01/2032	4,938	4,957
		8,569,525
Government National Mortgage Association (GNMA)-0.00%
8.00%, 06/15/2026 to 01/20/2031	9,102	9,297
7.50%, 12/20/2030	629	723
		10,020
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,467,979)		18,236,023
Municipal Obligations-0.05%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,834,000)	4,834,000	7,064,351
	Shares
Money Market Funds-3.99%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	183,778,756	183,778,757
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)	126,180,348	126,180,348

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Equity and Income Fund

	Shares	Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	210,032,864	$210,032,864
Total Money Market Funds (Cost $519,938,001)		519,991,969
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $9,872,524,573)		13,028,581,368
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.00%
Invesco Private Government Fund, 0.12%(l)(m)(n)	39,098,387	39,098,387

	Shares	Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.08%(l)(m)(n)	91,220,472	$91,229,596
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,327,982)		130,327,983
TOTAL INVESTMENTS IN SECURITIES-100.85% (Cost $10,002,852,555)		13,158,909,351
OTHER ASSETS LESS LIABILITIES-(0.85)%		(111,496,914)

NET ASSETS-100.00%		$13,047,412,437

Investment Abbreviations:

Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $460,177,485, which represented 3.53% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,173,218	$261,804,609	$(253,199,070)	$-	$-	$183,778,757	$24,468
Invesco Liquid Assets Portfolio, Institutional Class	120,871,565	186,217,796	(180,856,480)	(40,288)	(12,245)	126,180,348	7,885
Invesco Treasury Portfolio, Institutional Class	200,197,963	299,205,268	(289,370,367)	-	-	210,032,864	10,955
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	51,949,135	2,575,099,852	(2,587,950,600)	-	-	39,098,387	14,958	*
Invesco Private Prime Fund	240,068,817	5,194,411,196	(5,343,190,249)	(1)	(60,167)	91,229,596	165,308	*
Total	$788,260,698	$8,516,738,721	$(8,654,566,766)	$(40,289)	$(72,412)	$650,319,952	$223,574

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Equity and Income Fund

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	129	June-2022	$(15,258,281)	$(97,758)	$ (97,758)
U.S. Treasury 10 Year Notes	254	June-2022	(32,369,125)	(144,859)	(144,859)
Total Futures Contracts				$(242,617)	$(242,617)

Open Forward Foreign Currency Contracts
		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive
Currency Risk
03/25/2022	Bank of New York Mellon (The)	GBP	101,440,563	USD	137,397,692	$1,286,658
03/25/2022	State Street Bank & Trust Co.	EUR	78,008,351	USD	89,141,231	1,591,871
03/25/2022	State Street Bank & Trust Co.	GBP	1,442,334	USD	1,960,409	25,113
03/25/2022	State Street Bank & Trust Co.	USD	7,491,480	CAD	9,516,067	17,100
03/25/2022	State Street Bank & Trust Co.	USD	4,072,887	GBP	3,037,285	2,485
Subtotal–Appreciation						2,923,227
Currency Risk
03/25/2022	State Street Bank & Trust Co.	CAD	89,823,731	USD	70,716,617	(158,112)
03/25/2022	State Street Bank & Trust Co.	EUR	3,066,708	USD	3,441,619	(170)
03/25/2022	State Street Bank & Trust Co.	GBP	4,624,525	USD	6,201,517	(3,584)
03/25/2022	State Street Bank & Trust Co.	USD	2,729,031	EUR	2,421,527	(11,333)
03/25/2022	State Street Bank & Trust Co.	USD	7,533,421	GBP	5,554,981	(79,852)
Subtotal–Depreciation						(253,051)
Total Forward Foreign Currency Contracts						$2,670,176

Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of February 28, 2022

Common Stocks & Other Equity Interests	64.33%
U.S. Dollar Denominated Bonds & Notes	19.84
U.S. Treasury Securities	10.94
Security Types Each Less Than 1% of Portfolio	0.75
Money Market Funds Plus Other Assets Less Liabilities	4.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Equity and Income Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $9,352,586,572)*	$12,508,589,399
Investments in affiliated money market funds, at value (Cost $650,265,983)	650,319,952
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	2,923,227
Foreign currencies, at value (Cost $637)	634
Receivable for:
Investments sold	1,062,399,885
Fund shares sold	6,926,221
Dividends	18,960,671
Interest	16,249,866
Investment for trustee deferred compensation and retirement plans	1,245,104
Other assets	328,615
Total assets	14,267,943,574

Liabilities:
Other investments:
Variation margin payable - futures contracts	430,311
Unrealized depreciation on forward foreign currency contracts outstanding	253,051
Payable for:
Investments purchased	1,071,462,854
Fund shares reacquired	9,801,223
Collateral upon return of securities loaned	130,327,982
Accrued fees to affiliates	5,879,185
Accrued trustees’ and officers’ fees and benefits	11,143
Accrued other operating expenses	963,895
Trustee deferred compensation and retirement plans	1,401,493
Total liabilities	1,220,531,137
Net assets applicable to shares outstanding	$13,047,412,437

Net assets consist of:
Shares of beneficial interest	$9,721,666,493
Distributable earnings	3,325,745,944
$13,047,412,437

Net Assets:
Class A	$10,686,468,212
Class C	$332,733,583
Class R	$107,802,427
Class Y	$762,340,025
Class R5	$244,871,938
Class R6	$913,196,252

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	948,625,163
Class C	30,246,790
Class R	9,502,798
Class Y	67,659,626
Class R5	21,727,765
Class R6	81,059,420
Class A:
Net asset value per share	$11.27
Maximum offering price per share (Net asset value of $11.27 ÷ 94.50%)	$11.93
Class C:
Net asset value and offering price per share	$11.00
Class R:
Net asset value and offering price per share	$11.34
Class Y:
Net asset value and offering price per share	$11.27
Class R5:
Net asset value and offering price per share	$11.27
Class R6:
Net asset value and offering price per share	$11.27

*	At February 28, 2022, securities with an aggregate value of $127,590,155 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Equity and Income Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:
Interest	$36,001,093
Dividends (net of foreign withholding taxes of $406,682)	79,264,035
Dividends from affiliated money market funds (includes securities lending income of $431,892)	475,200
Total investment income	115,740,328

Expenses:
Advisory fees	23,099,357
Administrative services fees	906,605
Custodian fees	37,199
Distribution fees:
Class A	13,388,348
Class C	1,696,601
Class R	271,971
Transfer agent fees – A, C, R and Y	8,490,520
Transfer agent fees – R5	121,714
Transfer agent fees – R6	147,508
Trustees’ and officers’ fees and benefits	55,242
Registration and filing fees	109,299
Reports to shareholders	306,839
Professional services fees	57,329
Other	68,991
Total expenses	48,757,523
Less: Fees waived and/or expense offset arrangement(s)	(66,342)
Net expenses	48,691,181
Net investment income	67,049,147

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	458,863,235
Affiliated investment securities	(72,412)
Foreign currencies	(11,805)
Forward foreign currency contracts	5,461,956
Futures contracts	2,245,109
466,486,083
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(262,282,370)
Affiliated investment securities	(40,289)
Foreign currencies	(3,653)
Forward foreign currency contracts	3,628,278
Futures contracts	(201,797)
(258,899,831)
Net realized and unrealized gain	207,586,252
Net increase in net assets resulting from operations	$274,635,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021
Operations:
Net investment income	$67,049,147	$142,522,247
Net realized gain	466,486,083	1,405,228,190
Change in net unrealized appreciation (depreciation)	(258,899,831)	1,780,992,924
Net increase in net assets resulting from operations	274,635,399	3,328,743,361

Distributions to shareholders from distributable earnings:
Class A	(1,268,492,131)	(273,871,306)
Class C	(40,617,276)	(8,532,718)
Class R	(12,472,994)	(3,061,412)
Class Y	(92,317,263)	(25,931,807)
Class R5	(29,375,616)	(7,677,124)
Class R6	(109,296,347)	(31,356,638)
Total distributions from distributable earnings	(1,552,571,627)	(350,431,005)

Share transactions–net:
Class A	889,541,464	(562,032,712)
Class C	4,542,427	(131,989,868)
Class R	3,944,560	(32,364,711)
Class Y	59,209,950	(168,784,160)
Class R5	25,779,894	(50,000,971)
Class R6	88,382,683	(320,513,442)
Net increase (decrease) in net assets resulting from share transactions	1,071,400,978	(1,265,685,864)
Net increase (decrease) in net assets	(206,535,250)	1,712,626,492

Net assets:
Beginning of period	13,253,947,687	11,541,321,195
End of period	$13,047,412,437	$13,253,947,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Equity and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/22	$12.52	$0.06	$0.18	$0.24	$(0.09)	$(1.40)	$(1.49)	$11.27	2.11%		$10,686,468	0.77	%(d)	0.77	%(d)	1.00	%(d)	73%
Year ended 08/31/21	9.83	0.13	2.87	3.00	(0.17)	(0.14)	(0.31)	12.52	31.02		10,841,867	0.78		0.78		1.10		127
Year ended 08/31/20	10.12	0.17	0.18	0.35	(0.19)	(0.45)	(0.64)	9.83	3.53		9,034,006	0.78		0.79		1.75		133
Year ended 08/31/19	11.10	0.19	(0.36)	(0.17)	(0.21)	(0.60)	(0.81)	10.12	(0.96)		9,845,902	0.78		0.79		1.87		138
Year ended 08/31/18	10.96	0.17	0.70	0.87	(0.22)	(0.51)	(0.73)	11.10	8.21		10,151,828	0.77		0.78		1.55		129
Year ended 08/31/17	10.22	0.19	1.02	1.21	(0.18)	(0.29)	(0.47)	10.96	12.04		10,072,836	0.79		0.80		1.79		94
Class C
Six months ended 02/28/22	12.25	0.02	0.17	0.19	(0.04)	(1.40)	(1.44)	11.00	1.73	(e)	332,734	1.50	(d)(e)	1.50	(d)(e)	0.27	(d)(e)	73
Year ended 08/31/21	9.63	0.04	2.81	2.85	(0.09)	(0.14)	(0.23)	12.25	29.94		362,829	1.53		1.53		0.35		127
Year ended 08/31/20	9.91	0.10	0.19	0.29	(0.12)	(0.45)	(0.57)	9.63	2.87		402,761	1.53		1.54		1.00		133
Year ended 08/31/19	10.89	0.12	(0.36)	(0.24)	(0.14)	(0.60)	(0.74)	9.91	(1.75	)(e)	576,794	1.49	(e)	1.50	(e)	1.16	(e)	138
Year ended 08/31/18	10.76	0.09	0.69	0.78	(0.14)	(0.51)	(0.65)	10.89	7.43	(e)	1,437,488	1.51	(e)	1.52	(e)	0.81	(e)	129
Year ended 08/31/17	10.04	0.11	1.00	1.11	(0.10)	(0.29)	(0.39)	10.76	11.21		1,559,156	1.54		1.55		1.04		94
Class R
Six months ended 02/28/22	12.59	0.05	0.18	0.23	(0.08)	(1.40)	(1.48)	11.34	1.96		107,802	1.02	(d)	1.02	(d)	0.75	(d)	73
Year ended 08/31/21	9.89	0.10	2.88	2.98	(0.14)	(0.14)	(0.28)	12.59	30.61		114,169	1.03		1.03		0.85		127
Year ended 08/31/20	10.17	0.15	0.19	0.34	(0.17)	(0.45)	(0.62)	9.89	3.35		118,249	1.03		1.04		1.50		133
Year ended 08/31/19	11.16	0.17	(0.37)	(0.20)	(0.19)	(0.60)	(0.79)	10.17	(1.30)		148,055	1.03		1.04		1.62		138
Year ended 08/31/18	11.01	0.14	0.72	0.86	(0.20)	(0.51)	(0.71)	11.16	8.00		203,003	1.02		1.03		1.30		129
Year ended 08/31/17	10.27	0.17	1.02	1.19	(0.16)	(0.29)	(0.45)	11.01	11.71		214,107	1.04		1.05		1.54		94
Class Y
Six months ended 02/28/22	12.52	0.07	0.19	0.26	(0.11)	(1.40)	(1.51)	11.27	2.24		762,340	0.52	(d)	0.52	(d)	1.25	(d)	73
Year ended 08/31/21	9.84	0.15	2.87	3.02	(0.20)	(0.14)	(0.34)	12.52	31.22		778,769	0.53		0.53		1.35		127
Year ended 08/31/20	10.12	0.19	0.20	0.39	(0.22)	(0.45)	(0.67)	9.84	3.91		749,507	0.53		0.54		2.00		133
Year ended 08/31/19	11.11	0.22	(0.37)	(0.15)	(0.24)	(0.60)	(0.84)	10.12	(0.81)		987,287	0.53		0.54		2.12		138
Year ended 08/31/18	10.96	0.20	0.71	0.91	(0.25)	(0.51)	(0.76)	11.11	8.58		1,192,995	0.52		0.53		1.80		129
Year ended 08/31/17	10.22	0.22	1.01	1.23	(0.20)	(0.29)	(0.49)	10.96	12.32		1,202,149	0.54		0.55		2.04		94
Class R5
Six months ended 02/28/22	12.52	0.08	0.18	0.26	(0.11)	(1.40)	(1.51)	11.27	2.26		244,872	0.48	(d)	0.48	(d)	1.29	(d)	73
Year ended 08/31/21	9.84	0.16	2.86	3.02	(0.20)	(0.14)	(0.34)	12.52	31.28		242,934	0.46		0.46		1.42		127
Year ended 08/31/20	10.12	0.20	0.19	0.39	(0.22)	(0.45)	(0.67)	9.84	3.98		235,461	0.47		0.48		2.06		133
Year ended 08/31/19	11.11	0.22	(0.36)	(0.14)	(0.25)	(0.60)	(0.85)	10.12	(0.75)		397,607	0.47		0.48		2.18		138
Year ended 08/31/18	10.96	0.20	0.72	0.92	(0.26)	(0.51)	(0.77)	11.11	8.64		494,838	0.47		0.48		1.85		129
Year ended 08/31/17	10.23	0.22	1.01	1.23	(0.21)	(0.29)	(0.50)	10.96	12.28		457,500	0.48		0.49		2.10		94
Class R6
Six months ended 02/28/22	12.52	0.08	0.18	0.26	(0.11)	(1.40)	(1.51)	11.27	2.30		913,196	0.41	(d)	0.41	(d)	1.36	(d)	73
Year ended 08/31/21	9.83	0.17	2.87	3.04	(0.21)	(0.14)	(0.35)	12.52	31.50		913,379	0.39		0.39		1.49		127
Year ended 08/31/20	10.12	0.21	0.18	0.39	(0.23)	(0.45)	(0.68)	9.83	3.97		1,001,337	0.38		0.39		2.15		133
Year ended 08/31/19	11.10	0.23	(0.35)	(0.12)	(0.26)	(0.60)	(0.86)	10.12	(0.56)		1,178,312	0.38		0.39		2.27		138
Year ended 08/31/18	10.96	0.21	0.71	0.92	(0.27)	(0.51)	(0.78)	11.10	8.64		1,193,501	0.38		0.39		1.94		129
Year ended 08/31/17	10.22	0.24	1.01	1.25	(0.22)	(0.29)	(0.51)	10.96	12.50		843,229	0.38		0.39		2.20		94

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98%, 0.97% and 0.99% for the six months ended February 22, 2022 and for the years ended August 31, 2019 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Equity and Income Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Equity and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

17	Invesco Equity and Income Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities

18	Invesco Equity and Income Fund

lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2022, the Fund paid the Adviser $1,316 in fees for securities lending agent services.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

N.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
O.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the

19	Invesco Equity and Income Fund

“Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $66,000.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended February 28, 2022, expenses incurred under the Plans are shown in the Statements of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $1,097,259 in front-end sales commissions from the sale of Class A shares and $10,483 and $6,752 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2022, the Fund incurred $15,056 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

20	Invesco Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks & Other Equity Interests	$8,101,346,769	$ 292,597,229	$-	$ 8,393,943,998

U.S. Dollar Denominated Bonds & Notes	-	2,588,536,082	-	2,588,536,082

U.S. Treasury Securities	-	1,427,815,528	-	1,427,815,528

Preferred Stocks	72,993,417	-	-	72,993,417

U.S. Government Sponsored Agency Mortgage-Backed Securities	-	18,236,023	-	18,236,023

Municipal Obligations	-	7,064,351	-	7,064,351

Money Market Funds	519,991,969	130,327,983	-	650,319,952

Total Investments in Securities	8,694,332,155	4,464,577,196	-	13,158,909,351

Other Investments - Assets*

Forward Foreign Currency Contracts	-	2,923,227	-	2,923,227

Other Investments - Liabilities*

Futures Contracts	(242,617)	-	-	(242,617)

Forward Foreign Currency Contracts	-	(253,051)	-	(253,051)

	(242,617)	(253,051)	-	(495,668)

Total Other Investments	(242,617)	2,670,176	-	2,427,559

Total Investments	$8,694,089,538	$4,467,247,372	$-	$13,161,336,910

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2022:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$2,923,227	$-	$2,923,227
Derivatives not subject to master netting agreements	-	-	-
Total Derivative Assets subject to master netting agreements	$2,923,227	$-	$2,923,227

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts - Exchange-Traded(a)	$-	$(242,617)	$(242,617)

Unrealized depreciation on forward foreign currency contracts outstanding	(253,051)	-	(253,051)

Total Derivative Liabilities	(253,051)	(242,617)	(495,668)

Derivatives not subject to master netting agreements	-	242,617	242,617

Total Derivative Liabilities subject to master netting agreements	$(253,051)	$-	$(253,051)

(a) The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

21	Invesco Equity and Income Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$1,286,658	$-	$1,286,658	$–	$–	$1,286,658
State Street Bank & Trust Co.	1,636,569	(253,051)	1,383,518	–	–	1,383,518
Total	$2,923,227	$(253,051)	$2,670,176	$–	$–	$2,670,176

Effect of Derivative Investments for the six months ended February 28, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain:
Forward foreign currency contracts	$5,461,956	$-	$5,461,956

Futures contracts	-	2,245,109	2,245,109

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	3,628,278	-	3,628,278

Futures contracts	-	(201,797)	(201,797)

Total	$9,090,234	$2,043,312	$11,133,546

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$423,247,906	$51,305,017

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $342.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2021.

22	Invesco Equity and Income Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $1,322,074,062 and $1,635,757,698, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,203,010,299

Aggregate unrealized (depreciation) of investments	(171,799,957)

Net unrealized appreciation of investments	$3,031,210,342

Cost of investments for tax purposes is $10,130,126,568.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	31,878,149	$380,334,183	58,242,054	$669,800,555

Class C	1,489,062	17,350,971	2,590,316	29,233,330

Class R	773,865	9,311,920	1,710,982	19,747,287

Class Y	5,124,349	61,223,273	19,900,436	214,229,795

Class R5	1,136,027	13,554,807	2,354,176	27,344,388

Class R6	5,978,839	70,917,515	12,089,668	137,059,752

Issued as reinvestment of dividends:
Class A	106,289,329	1,182,541,300	23,190,215	252,704,975

Class C	3,493,865	37,970,316	743,597	7,865,915

Class R	1,111,907	12,465,961	280,215	3,056,809

Class Y	7,073,737	78,720,615	2,015,654	21,923,514

Class R5	2,638,687	29,375,534	705,455	7,676,880

Class R6	9,611,856	107,018,940	2,828,386	30,723,306

Automatic conversion of Class C shares to Class A shares:
Class A	2,039,887	24,252,413	6,564,025	73,322,454

Class C	(2,085,717)	(24,252,413)	(6,700,020)	(73,322,454)

Reacquired:
Class A	(57,755,048)	(697,586,432)	(140,490,555)	(1,557,860,696)

Class C	(2,266,341)	(26,526,447)	(8,843,830)	(95,766,659)

Class R	(1,448,926)	(17,833,321)	(4,877,988)	(55,168,807)

Class Y	(6,742,704)	(80,733,938)	(35,908,759)	(404,937,469)

Class R5	(1,446,531)	(17,150,447)	(7,596,721)	(85,022,239)

Class R6	(7,497,152)	(89,553,772)	(43,789,347)	(488,296,500)

Net increase (decrease) in share activity	99,397,140	$1,071,400,978	(114,992,041)	$(1,265,685,864)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23	Invesco Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/21)	(02/28/22)[1]	Period[2]	(02/28/22)	Period[2]	Ratio
Class A	$1,000.00	$1,021.10	$3.86	$1,020.98	$3.86	0.77%
Class C	1,000.00	1,017.30	7.50	1,017.36	7.50	1.50
Class R	1,000.00	1,019.60	5.11	1,019.74	5.11	1.02
Class Y	1,000.00	1,022.40	2.61	1,022.22	2.61	0.52
Class R5	1,000.00	1,022.60	2.41	1,022.41	2.41	0.48
Class R6	1,000.00	1,023.00	2.06	1,022.76	2.06	0.41

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24	Invesco Equity and Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-EQI-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco Floating Rate ESG Fund

Nasdaq:

A: AFRAX ∎ C: AFRCX ∎ R: AFRRX ∎ Y: AFRYX ∎ R5: AFRIX ∎ R6: AFRFX

2	Fund Performance
4	Schedule of Investments
27	Financial Statements
30	Financial Highlights
31	Notes to Financial Statements
40	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.77%
Class C Shares	0.51
Class R Shares	0.78
Class Y Shares	0.89
Class R5 Shares	0.90
Class R6 Shares	0.93
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-4.07
Credit Suisse Leveraged Loan Index∎ (Style-Specific Index)	1.22
Lipper Loan Participation Funds Classification Average◆ (Peer Group)	0.44
Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP; ◆Lipper Inc.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

The Lipper Loan Participation Funds Classification Average represents an average of all of the funds in the Lipper Loan Participation Funds Classification Average.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Floating Rate ESG Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	3.93%
10 Years	3.70
5 Years	2.86
1 Year	0.81

Class C Shares
Inception (3/31/00)	3.65%
10 Years	3.55
5 Years	2.88
1 Year	1.92

Class R Shares
Inception (4/13/06)	3.37%
10 Years	3.71
5 Years	3.17
1 Year	3.32

Class Y Shares
Inception (10/3/08)	5.03%
10 Years	4.23
5 Years	3.65
1 Year	3.70

Class R5 Shares
Inception (4/13/06)	3.91%
10 Years	4.24
5 Years	3.65
1 Year	3.74

Class R6 Shares
10 Years	4.28%
5 Years	3.72
1 Year	3.79

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Floating Rate ESG Fund

Schedule of Investments

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests-87.72%(b)(c)
Aerospace & Defense-2.61%
Aernnova Aerospace S.A.U. (Spain)
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	02/26/2027	EUR	363	$385,901
Term Loan B-2 (3 mo. EURIBOR + 3.00%)	3.00%	02/26/2027	EUR	92	97,431
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	06/07/2028		$7,208	7,141,565
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2026		6,911	6,830,889
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	4,531	4,854,434
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		9,664	9,398,068
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		5,193	5,050,105
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		10,796	10,731,057
Greenrock Finance, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		4,768	4,743,110
IAP Worldwide Services, Inc.
Revolver Loan
(Acquired 07/22/2014-05/10/2019; Cost $929,279)(d)(e)(f)	0.00%	07/18/2023		929	929,279
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)
(Acquired 08/18/2014-05/10/2019; Cost $943,050)(d)(e)	8.00%	07/18/2023		957	956,709
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	09/22/2028		5,160	5,121,423
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.25%	09/21/2029		1,180	1,188,782
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.96%	10/04/2024		1,802	1,782,501
PAE Holding Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	4.62%	10/19/2027		6,810	6,815,986
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		9,908	9,866,950
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/01/2029		7,366	7,460,975
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.46%	05/30/2025		8,702	8,568,101
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.46%	12/09/2025		1,342	1,321,806
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.46%	08/22/2024		2,906	2,867,849
					96,112,921

Air Transport-1.79%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	04/20/2028		13,281	13,555,157
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/15/2028		5,439	5,422,694
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.96%	06/27/2025		4,719	4,536,430
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		10,356	10,250,191
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	2,122	2,366,843
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		9,276	9,713,678
PrimeFlight Aviation Services, Inc., Term Loan(d)(g)	-	05/09/2024		2,155	2,125,253
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/20/2027		4,718	4,943,806
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/21/2028		10,351	10,320,665
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		2,550	2,487,765
					65,722,482

Automotive-2.30%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.46%	04/08/2028		11,035	10,999,532
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	04/06/2028		11,246	11,198,522
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (1 mo. SONIA + 7.50%)	7.55%	07/30/2029	GBP	3,072	4,107,270
Term Loan B (6 mo. SONIA + 7.50%)	5.11%	06/30/2028	GBP	759	1,005,254
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	2.56%	10/30/2026		1,211	1,198,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive-(continued)
DexKo Global, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		$1,221	$1,208,023
Delayed Draw Term Loan(f)	0.00%	09/30/2028		192	190,354
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		7,419	7,341,479
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	3.52%	11/20/2028		4,467	4,433,160
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	11/09/2027		14,922	14,716,790
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		18,133	18,088,270
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.25%)	3.46%	04/30/2026		3,981	3,947,464
PowerStop LLC, Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	01/24/2029		3,624	3,601,361
Project Boost Purchaser LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	06/01/2026		1,302	1,296,081
Visteon Corp., Term Loan (3 mo. USD LIBOR + 1.75%)	2.26%	03/25/2024		495	489,578
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/11/2028		688	681,379
					84,502,600

Beverage & Tobacco-1.02%
AI Aqua Merger Sub, Inc., Incremental Term Loan (g)	-	07/30/2028		8,936	8,882,415
Al Aqua Merger Sub, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	06/18/2028		854	850,505
Delayed Draw Term Loan(f)	0.00%	06/18/2028		1,001	997,029
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/31/2028		12,045	11,997,704
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024		809	754,586
Naked Juice LLC
Delayed Draw Term Loan (SOFR + 3.25%)	3.75%	01/25/2029		324	321,505
Second Lien Term Loan(g)	-	01/20/2030		4,430	4,462,822
Term Loan B (SOFR + 3.25%)	3.75%	01/19/2029		5,612	5,572,752
Waterlogic Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/04/2028		3,745	3,731,334
					37,570,652

Brokers, Dealers & Investment Houses-0.14%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B(g)	-	08/02/2028		4,285	4,241,721
Second Lien Term Loan B(g)	-	08/05/2029		99	99,077
Zebra Buyer LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	04/22/2028		708	706,739
					5,047,537

Building & Development-2.21%
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.21%	01/15/2027		4,107	4,064,552
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.71%	08/27/2025		2,543	2,488,792
Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	11/03/2028		5,931	5,885,858
Core & Main L.P., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.71%	06/10/2028		10,208	10,105,971
Fluidra (Zodiac Pool Solutions) (Spain), Term Loan B (SOFR + 2.00%)	2.50%	01/31/2029		3,699	3,661,635
Fusilli HoldCo (Jersey), Term Loan B(g)	-	10/12/2023	EUR	2,297	2,466,865
Icebox Holdco III, Inc.
Delayed Draw Term Loan(f)	0.00%	12/15/2028		1,840	1,827,536
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	12/21/2029		1,544	1,544,860
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	12/22/2028		8,894	8,833,090
LHS Borrow LLC (Leaf Home Solutions), Term Loan B (SOFR + 4.75%)(d)	5.25%	02/17/2029		8,754	8,666,610
Mayfair Mall LLC, Term Loan(d)(g)	-	04/20/2023		2,875	2,631,029
Modulaire (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/08/2028	EUR	1,075	1,173,131
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.71%	02/01/2027		1,761	1,732,682
Term Loan B(g)	-	06/11/2028		6,727	6,675,539
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	07/21/2028		4,648	4,595,323
SRS Distribution, Inc.
Incremental Term Loan	0.04%	06/02/2028		2,065	2,041,854
Incremental Term Loan (SOFR + 3.50%)	4.00%	06/04/2028		1,565	1,547,560
Standard Industries, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	09/22/2028		2,218	2,214,411
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.51%	05/29/2026		4,951	4,921,837
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024		3,133	3,130,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Building & Development-(continued)
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 4.00%)	4.00%	04/12/2028	EUR	847	$929,984
					81,139,966

Business Equipment & Services–9.82%
Adevinta ASA (Norway), Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.75%	06/26/2028		$2,099	2,091,358
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	05/17/2028		9,626	9,650,550
Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/12/2028		7,672	7,581,413
Term Loan B(g)	-	05/12/2028	EUR	668	733,885
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.00%)	6.00%	03/31/2028	EUR	469	522,005
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.00%	05/22/2024		7,706	7,705,851
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026		8,194	8,158,377
Term Loan (1 mo. USD LIBOR + 3.00%)	3.21%	10/30/2026		9,038	8,965,617
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024		5,319	5,297,594
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate
(Acquired 02/15/2019-02/28/2022; Cost $ 1,217,551)(e)(h)	9.50%	08/15/2023		1,235	526,667
Term Loan
(Acquired 02/15/2019-11/12/2020; Cost $ 764,230)(e)(h)	8.50%	02/15/2023		796	729,070
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	05/17/2028		7,195	7,158,811
Ciox, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/16/2025		5,097	5,069,001
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	8.25%	02/15/2029		1,980	1,940,420
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		9,583	9,505,007
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.43%	08/08/2026		234	233,235
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(d)	6.00%	10/05/2028		6,299	6,227,912
Dakota Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		6,828	6,807,982
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	04/07/2028		2,299	2,321,965
Dun & Bradstreet Corp. (The)
Incremental Term Loan B (SOFR + 3.25%)	3.44%	01/17/2029		4,223	4,176,396
Revolver Loan(d)(f)	0.00%	09/11/2025		9,172	8,346,149
Term Loan (1 mo. USD LIBOR + 3.25%)	3.46%	02/06/2026		12,514	12,399,593
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/19/2028		4,676	4,645,599
EP Purchaser LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	11/06/2028		3,063	3,050,583
Garda World Security Corp. (Canada)
Incremental Term Loan (SOFR + 4.25%)	4.75%	02/11/2029		6,065	6,015,345
Term Loan (1 mo. USD LIBOR + 4.25%)	4.43%	10/30/2026		17,867	17,720,348
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	05/12/2028		18,531	18,335,883
Grandir (France)
Delayed Draw Term Loan(f)	0.00%	10/21/2028	EUR	168	187,181
Term Loan B-1	4.25%	10/21/2028	EUR	1,009	1,123,085
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	4.38%	06/30/2028		1,898	1,887,467
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	02/16/2028		439	437,301
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.31%	06/23/2024	GBP	9,819	13,004,860
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	207	230,540
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.97%	03/31/2028		9,274	9,249,488
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.50%	09/15/2026		2,246	2,234,554
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		18,056	17,898,377
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.96%	02/05/2027		3,814	3,809,683
Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)	8.75%	03/29/2024		13,320	11,190,546
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	07/03/2024		10,293	10,344,491
NielsenIQ, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.96%	03/05/2028		3,150	3,134,092
OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.75%	03/02/2028		3,595	3,581,333
Orchid Merger Sub II LLC, Term Loan B (SOFR + 4.75%)(d)	5.11%	05/15/2027		8,919	8,607,309
Outfront Media Capital LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	1.96%	11/18/2026		4,003	3,941,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services-(continued)
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		$7,981	$7,905,718
Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		126	124,103
Red Ventures LLC (New Imagitas, Inc.)
Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.71%	11/08/2024		346	342,550
Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2024		2,399	2,395,636
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/28/2028		6,232	6,206,330
Skillsoft Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	07/01/2028		4,759	4,766,011
Solera, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	06/02/2028		7,997	7,962,020
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		25,447	25,354,761
Tempo Acquisition LLC, Term Loan B (SOFR + 3.00%)	3.50%	08/31/2028		780	776,333
Thermostat Purchaser III, Inc.
First Lien Delayed Draw Term Loan(d)(g)	-	08/31/2028		98	97,655
First Lien Delayed Draw Term Loan(d)(f)	0.00%	08/31/2028		368	366,205
Term Loan B (1 mo. USD LIBOR + 4.50%)(d)	5.25%	08/30/2028		1,994	1,983,612
Thevelia (US) LLC, First Lien Term Loan B(g)	-	02/10/2029		4,837	4,788,225
Trans Union LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	2.50%	11/30/2028		6,483	6,420,957
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	8.00%	03/20/2027		1,480	1,487,892
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.60%	03/19/2028		13,194	13,136,456
Virtusa Corp.
Incremental Term Loan B(g)	-	02/08/2029		6,051	6,000,555
Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		7,380	7,300,631
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/30/2028		6,486	6,461,318
WEX, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.46%	03/19/2028		607	598,925
					361,254,581

Cable & Satellite Television-2.65%
Altice Financing S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 2.75%)	2.99%	07/15/2025		3,032	2,961,530
Atlantic Broadband Finance LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	07/28/2028		9,252	9,177,821
Term Loan B (1 mo. USD LIBOR + 2.00%)	2.21%	01/03/2025		5,594	5,491,372
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	01/15/2026		856	832,437
Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	07/17/2025		2,542	2,471,061
Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	04/15/2027		5,803	5,642,804
Numericable SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.51%	08/14/2026		12,280	12,189,060
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.93%	01/31/2026		10,228	10,093,401
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	09/01/2028		8,390	8,337,103
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.19%	04/30/2028		467	456,712
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.44%	04/30/2028		154	150,932
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.19%	01/31/2029		16,246	16,083,120
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.69%	01/31/2028		7,875	7,758,729
Term Loan Q (1 mo. USD LIBOR + 3.25%)	3.44%	01/31/2029		15,750	15,646,253
					97,292,335

Chemicals & Plastics-4.04%
AkzoNobel Chemicals, Term Loan (3 mo. USD LIBOR + 3.00%)	3.21%	10/01/2025		8,034	7,947,313
Alpha US Bidco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	03/05/2028		2,439	2,433,780
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/24/2027		9,020	8,991,585
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028		2,282	2,281,919
Arxada (Switzerland)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/02/2028	EUR	1,021	1,127,450
Term Loan B(g)	-	07/03/2028	EUR	1,500	1,656,503
Term Loan B(g)	-	07/03/2028		678	674,564
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026		9,996	9,997,474
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	5.25%	09/29/2027		17,450	17,422,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics-(continued)
BCPE Max Dutch Bidco B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	750	$794,042
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	318	336,927
Caldic B.V. (Netherlands), Term Loan B(g)	-	02/04/2029		$2,646	2,627,490
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		11,510	11,475,475
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	1	633
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	3	3,549
First Lien Term Loan B-6 (3 mo. EURIBOR + 4.25%)	0.75%	09/21/2023	EUR	1	405
First Lien Term Loan B-7 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	1	990
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		4,395	4,361,251
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate	0.75%	09/21/2023		582	577,286
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR	4	4,987
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/21/2024		55	54,744
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR	1	4
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(d)	6.00%	11/01/2028		3,005	3,004,926
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		76	76,363
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.47%	02/14/2024		75	74,738
Fusion
Term Loan(d)	7.50%	12/30/2026		2,126	2,178,881
Term Loan B(d)	0.00%	02/01/2029		8,021	7,981,316
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/31/2027		817	812,167
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/29/2027		5,591	5,423,583
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	12/29/2028		912	897,945
INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/29/2026		5,233	5,184,078
Ineos US Finance LLC
Term Loan(g)	-	03/31/2024		465	459,405
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	11/08/2028		2,730	2,699,634
Kraton Corp., Term Loan(g)	-	11/18/2028		1,412	1,400,970
Lonza Solutions (Switzerland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	07/03/2028		914	910,089
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.71%	06/30/2027		8,610	8,530,543
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.72%	03/02/2026		4,852	4,806,962
Nobian Finance B.V., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/30/2026	EUR	998	1,089,536
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	3.38%	10/14/2024		3,044	3,019,137
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	4.91%	02/27/2026		6,578	6,577,804
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		3,212	3,205,412
PQ Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	06/09/2028		763	757,427
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	6.00%	11/03/2025		14,858	14,776,702
W.R. Grace & Co., Term Loan B(g)	-	09/22/2028		1,924	1,918,706
					148,557,020

Clothing & Textiles-0.94%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan (SOFR + 6.00%)	6.50%	12/10/2029		4,051	4,075,979
Term Loan B-1	4.00%	01/31/2029		1,764	1,750,585
Term Loan B-2	4.00%	01/31/2029		11,758	11,669,810
Term Loan B-3(f)	0.00%	01/31/2029		1,844	1,830,559
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	04/28/2028		10,065	9,984,516
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/29/2027		3,950	3,922,467
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	1,260	1,407,334
					34,641,250

Conglomerates-0.43%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.96%	01/01/2029		3,008	2,995,379
CeramTec (Germany), Term Loan B(g)	-	01/19/2029	EUR	1,301	1,444,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Conglomerates-(continued)
Safe Fleet Holdings LLC
First Lien Term Loan(g)	-	02/03/2025		$153	$152,834
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026		580	577,361
Term Loan B(g)	-	02/17/2029		10,686	10,598,906
					15,769,290

Containers & Glass Products-2.29%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.25%	03/11/2028		13,609	13,541,133
Brook & Whittle Holding Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.00%)	6.25%	12/05/2028		86	85,909
Delayed Draw Term Loan(f)	0.00%	12/05/2028		822	818,399
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	12/05/2028		4,176	4,157,342
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%)(d)	4.75%	03/29/2024		9,114	8,977,409
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		8,185	7,656,392
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	3,123	3,443,577
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,264	1,393,391
Klockner Pentaplast of America, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/12/2026	EUR	759	795,144
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	02/12/2026		767	721,609
LABL, Inc.
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/31/2028	EUR	2,369	2,652,107
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	10/31/2028		17,587	17,522,865
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate
(Acquired 11/13/2020-01/13/2022; Cost $3,080,275)(e)(h)	11.00%	11/12/2025		3,382	3,511,049
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	07/07/2028		3,782	3,762,898
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.25%	10/04/2028		6,768	6,692,188
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	7.50%	10/04/2029		1,022	1,006,747
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/02/2028		6,836	6,773,150
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.25%	09/30/2029		828	826,060
					84,337,369

Cosmetics & Toiletries-0.67%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	3.97%	08/11/2025		1,504	1,310,878
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.37%	04/05/2025		7,803	7,669,421
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR	272	303,394
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.21%	06/30/2024		11,242	11,153,441
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	06/29/2028	EUR	2,416	2,701,685
Wella, Term Loan B(g)	-	01/27/2029	EUR	1,293	1,432,280
					24,571,099

Drugs-0.01%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.21%	11/15/2027		193	189,276

Ecological Services & Equipment-0.76%
Anticimex (Sweden)
Incremental Term Loan B(d)(g)	-	11/16/2028		2,103	2,090,290
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.01%	07/21/2028		6,558	6,492,367
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025		8,925	8,851,956
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	05/30/2025		540	538,641
Groundworks LLC
Delayed Draw Term Loan(d)(f)	0.00%	01/17/2026		2,450	2,445,653
Delayed Draw Term Loan (3 mo. LIBOR + 5.00%)(d)	5.75%	01/17/2026		2,967	2,961,809
Term Loan (3 mo. LIBOR + 5.00%)(d)	5.22%	01/17/2026		490	489,130
MIP V Waste LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/01/2028		1,433	1,430,421
OGF (France), Term Loan B-2(g)	-	12/31/2025	EUR	848	889,171
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.75%	03/20/2025		1,768	1,702,093
					27,891,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical-13.97%
Altar BidCo, Inc.
First Lien Term Loan (SOFR + 3.35%)	3.85%	11/17/2028		$2,721	$2,697,992
Second Lien Term Loan (SOFR + 5.60%)	6.10%	12/01/2029		990	994,659
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	10/21/2028		6,682	6,633,649
Barracuda Networks, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/12/2025		6,613	6,600,994
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028		313	313,549
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	91	100,490
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.21%	04/18/2025		12,816	12,782,725
Civica (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	4.83%	10/14/2024	GBP	2,136	2,817,196
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028		12,882	12,721,517
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.46%	04/06/2026		12,068	11,809,830
ConnectWise LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	10/01/2028		4,080	4,051,841
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	10/16/2028		7,605	7,548,159
Delta Topco, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		13,034	12,960,397
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	1,114	1,246,952
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	2.88%	11/06/2023		7,546	7,464,319
Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	12/01/2028		4,875	4,880,952
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028		6,977	6,933,132
Emerald Technologies AcquisitionCo, Inc., Term Loan B(d)(g)	-	12/29/2027		1,252	1,248,682
Energizer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	12/22/2027		2,710	2,692,817
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.21%	05/06/2026		8,478	8,387,827
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/01/2028		2,207	2,194,899
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		12,820	12,659,976
Forcepoint, Term Loan (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028		9,467	9,431,345
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024		14,038	13,997,639
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025		1,148	1,156,905
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		5,341	5,351,885
Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		11,937	11,882,518
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.51%	03/02/2029		874	874,238
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.26%	03/02/2028		10,989	10,906,585
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	3.00%	10/15/2028		4,865	4,819,102
Instructure Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)(d)	3.27%	11/01/2028		1,394	1,378,383
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.97%	03/11/2028		8,191	8,143,458
Learning Pool (United Kingdom)
Term Loan
(Acquired 01/07/2022; Cost $1,998,935)(d)(e)(g)	-	08/17/2028	GBP	1,492	1,971,987
Term Loan 1
(Acquired 01/07/2022; Cost $4,608,141)(d)(e)	6.75%	08/17/2028		4,677	4,606,967
Term Loan 2
(Acquired 01/07/2021-01/07/2022; Cost $1,755,465)(d)(e)(g)	-	08/17/2028		1,782	1,754,978
Liftoff/Vungle, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		5,488	5,448,433
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/28/2027		26,436	26,045,276
Marcel Bidco LLC
Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	4.75%	12/31/2027		481	479,637
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	3.46%	03/11/2025		2,475	2,465,288
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/13/2028		13,733	13,630,424
Maverick Bidco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	05/18/2028		2,070	2,072,224
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	05/18/2029		174	174,649
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	07/27/2029		2,466	2,445,716
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	07/27/2028		10,963	10,879,097
McAfee LLC
First Lien Term Loan B	4.50%	02/03/2029		22,335	22,064,810
Term Loan B(g)	-	02/02/2029	EUR	2,972	3,297,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical-(continued)
Mediaocean LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	12/15/2028		$7,365	$7,331,619
Mirion Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/20/2028		3,939	3,899,412
MKS Instruments, Inc., Term Loan B(g)	-	11/01/2028		11,179	11,081,100
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	04/29/2026		9,640	9,439,436
Native Instruments (Germany), Term Loan(d)(g)	-	03/03/2028	EUR	3,929	4,339,493
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.80%	08/28/2026		4,772	4,700,570
Oberthur Tech (France), Term Loan B-4 (3 mo. EURIBOR + 4.50%)	4.50%	01/10/2026	EUR	2,637	2,944,666
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)
(Acquired 04/01/2021-02/02/2022; Cost $9,557,231)(e)	5.25%	01/09/2026		9,588	9,549,732
Open Text Corp. (Canada), Term Loan (3 mo. USD LIBOR + 1.75%)	1.96%	05/30/2025		71	70,927
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		2,196	2,181,015
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		17,815	17,633,177
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.25%	01/02/2025		5,502	5,474,485
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		7,430	7,422,712
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		5,393	5,386,170
Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.76%	08/31/2028		5,960	5,903,045
Quest Software US Holdings, Inc.
Second Lien Term Loan (SOFR + 7.50%)	8.15%	01/20/2030		753	739,473
Term Loan B (SOFR + 4.25%)	4.75%	01/19/2029		19,448	19,201,821
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	04/24/2028		6,685	6,623,047
Renaissance Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.46%	05/30/2025		44	43,885
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.21%	05/29/2026		525	523,341
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 7.00% Cash Rate
(Acquired 12/06/2021-12/31/2021; Cost $11,620,848)(e)(h)	2.00%	12/08/2026		9,331	8,600,534
Severin Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.18%	08/01/2025		8	7,862
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	03/03/2028		2,394	2,384,799
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	7.99%	05/31/2026		1,226	1,212,950
Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/16/2025		13,296	13,188,342
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.69%	03/05/2027		5,994	5,947,699
SS&C Technologies, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.96%	04/16/2025		3,181	3,134,651
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.96%	04/16/2025		2,582	2,544,619
Term Loan B-5 (3 mo. USD LIBOR + 1.75%)	1.96%	04/16/2025		1,847	1,820,595
Synaptics, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.75%	12/15/2028		1,602	1,595,780
Tenable Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.27%	07/07/2028		1,063	1,053,750
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.96%	06/30/2026		1,911	1,901,422
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.96%	05/04/2026		14,644	14,560,114
Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	05/03/2027		2,741	2,740,114
Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/04/2026		5,101	5,073,827
UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2028		4,745	4,697,214
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	1,729	1,938,611
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		14,466	14,308,000
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		7,542	7,551,950
					513,773,868

Financial Intermediaries-1.10%
Alter Domus (Participations S.a.r.l.) (Luxembourg), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/17/2028		936	926,162
AssuredPartners, Inc., Incremental Term Loan(g)	-	02/13/2027		1,534	1,513,499
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	04/07/2028		23,350	23,200,128
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.96%	07/20/2026		305	305,772
LendingTree, Inc., First Lien Term Loan B(f)	0.00%	09/15/2028		8,472	8,477,029
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.75%	10/26/2025		3,043	3,035,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries-(continued)
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.49%	02/18/2027		$3,122	$3,119,157
					40,577,049

Food Products-1.51%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026		3,888	3,890,371
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France)
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/15/2027	EUR	2,206	2,359,751
Term Loan B(g)	-	02/14/2027	EUR	1,403	1,496,740
Florida Food Products LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/18/2028		13,585	13,313,501
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.75%	10/08/2029		2,864	2,788,471
H-Food Holdings LLC
Incremental Term Loan B-2 (3 mo. USD LIBOR + 4.00%)	4.21%	05/23/2025		9,122	8,870,646
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		2,776	2,750,942
Term Loan (3 mo. USD LIBOR + 3.69%)	3.90%	05/23/2025		7,109	6,927,740
Hostess Brands LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	08/03/2025		146	144,866
Panzani/Pimente (France), Term Loan B(g)	-	12/02/2028	EUR	867	966,993
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	09/22/2028		422	421,128
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/23/2027		7,122	6,904,246
Sigma Bidco B.V. (Netherlands), Term Loan B-1(g)	-	07/02/2025	EUR	1,889	1,969,491
United Natural Foods, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	3.46%	10/22/2025		2,786	2,777,299
					55,582,185

Food Service-1.00%
Aramark Services, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.96%	03/11/2025		1,351	1,328,011
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.22%	02/06/2025		6,538	6,483,657
Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	03/31/2026		831	828,490
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.22%	02/06/2025		2,718	2,695,114
Term Loan B(g)	-	02/07/2025	EUR	2,000	2,200,452
Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.04%	02/07/2025	GBP	1,087	1,420,861
Financiere Pax S.A.S.
Revolver Loan(d)(f)	0.00%	01/01/2026	EUR	1,074	1,012,168
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	6,781	7,022,298
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.96%	11/19/2026		3,806	3,741,315
NPC International, Inc., Second Lien Term Loan(i)(j)	1.00%	04/18/2025		669	13,371
US Foods, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	3.26%	11/17/2028		5,209	5,161,901
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/13/2028		5,395	4,839,249
					36,746,887

Forest Products-0.02%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/04/2028		794	791,691

Health Care-6.20%
Acacium (United Kingdom)
Term Loan (3 mo. SONIA + 5.25%)	5.30%	05/19/2028	GBP	2,490	3,320,426
Term Loan(d)(g)	-	06/08/2028		2,922	2,893,012
Ascend Learning LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	11/18/2028		10,773	10,648,848
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.25%	12/10/2029		1,983	1,985,532
athenahealth, Inc.
Delayed Draw Term Loan B(f)	0.00%	02/15/2029		3,614	3,585,842
Term Loan B (SOFR + 3.50%)	4.00%	01/26/2029		21,324	21,156,468
Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.71%	08/14/2026		1,370	1,360,176
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B	4.00%	11/02/2029	EUR	2,043	2,264,183
Curium BidCo S.a.r.l. (Luxembourg), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.22%	07/09/2026		797	791,555
embecta, Term Loan(g)	-	01/27/2029		4,559	4,527,157
Ethypharm (France), Term Loan B (3 mo. SONIA + 4.50%)	4.55%	04/17/2028	GBP	1,119	1,439,472
ExamWorks Group, Inc./Electron Bidco, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/01/2028		1,264	1,253,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care-(continued)
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		$10,454	$10,458,591
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.72%	03/05/2026		35	32,989
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027		18,117	18,056,828
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024		12,662	12,608,749
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/14/2025		2,237	2,229,752
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025		9,498	9,465,253
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2028		1,091	1,083,682
ICON PLC
Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	07/03/2028		1,170	1,158,293
Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	07/03/2028		3,042	3,011,417
ICU Medical, Inc., Term Loan B (SOFR + 2.50%)	3.00%	12/15/2028		2,611	2,600,633
Inovie Group Bidco (Labosud) (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/03/2028	EUR	500	555,097
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/04/2028		926	922,513
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)(d)	4.25%	09/07/2028		7,747	7,737,179
Maximus, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.50%	05/28/2028		2,250	2,249,893
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	11/19/2028		10,611	10,558,300
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	11/22/2029		1,991	1,974,771
MJH Healthcare Holdings LLC, Term Loan B (SOFR + 3.50%)(d)	3.68%	01/25/2029		2,626	2,609,470
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR	222	245,324
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	388	433,689
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	224	250,517
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. SONIA + 4.50%)	4.95%	08/21/2026	GBP	639	835,388
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	06/02/2028		8,005	7,982,989
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	06/30/2025		9,619	9,581,707
PAREXEL International Corp., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	11/15/2028		1,202	1,194,233
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	10/15/2027		7,337	7,324,981
Sharp Midco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	4.50%	12/15/2028		4,134	4,118,267
Stamina BidCo B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/02/2028	EUR	590	658,656
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(d)	5.50%	11/24/2028		7,284	7,147,682
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026		13,579	13,531,274
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	5.00%	03/31/2028		2,077	2,071,821
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		8,763	8,746,838
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.21%	08/27/2025		9,065	9,050,908
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.21%	10/23/2026		5,619	5,605,087
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		1,280	1,277,127
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		551	550,060
WP CityMD Bidco LLC, First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	12/22/2028		4,869	4,838,113
					227,984,536

Home Furnishings-1.77%
Griffon Corp., Term Loan B (1 mo. SOFR + 2.75%)	3.27%	01/19/2029		1,432	1,425,362
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	05/30/2028		1,478	1,466,128
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR	2,227	1,856,942
Hunter Douglas, Inc.
First Lien Term Loan(g)	-	02/09/2029		12,887	12,718,179
First Lien Term Loan(g)	-	02/09/2029	EUR	8,152	9,083,231
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)
(Acquired 09/22/2021-01/21/2022; Cost $10,991,077)(e)	5.00%	09/30/2028		11,055	10,978,563
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		1,921	1,938,756
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		7,742	7,469,347
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/16/2028		8,188	7,962,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings-(continued)
TGP Holdings III LLC
Delayed Draw Term Loan(f)	0.00%	06/23/2028		$525	$515,510
Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	06/29/2028		3,979	3,909,627
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	07/01/2029		1,292	1,260,031
Weber-Stephen Products LLC, Incremental Term Loan(d)(g)	-	10/30/2027		316	307,643
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/30/2027		4,201	4,096,187

					64,988,127

Industrial Equipment-2.69%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	10/08/2027		6,625	6,575,033
Apex Tool Group LLC, Term Loan B (SOFR + 5.50%)	5.75%	02/08/2029		5,526	5,511,036
Brush (United Kingdom)
Term Loan (3 mo. EURIBOR + 7.00%)(d)	7.00%	06/09/2028	EUR	3,321	3,644,323
Term Loan A (3 mo. EURIBOR + 7.00%)(d)	7.05%	06/09/2028	GBP	2,857	3,756,963
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.00%	12/20/2028		3,747	3,726,166
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	4.91%	06/27/2026		3,266	3,249,551
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027		4,743	4,721,716
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	05/19/2028		1,316	1,313,407
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	05/21/2029		481	483,754
Kantar (United Kingdom)
Revolver Loan(d)(f)	0.00%	06/04/2026		7,000	6,440,000
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.12%	12/04/2026		11,344	11,308,752
Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	5.25%	12/04/2026		8,425	8,390,189
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/21/2028		7,156	7,055,518
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	3.25%	07/31/2025		503	499,738
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	03/08/2025		3,553	3,486,085
Platin2025 Holdings S.a r.l. (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/19/2028	EUR	4,145	4,617,860
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026		1,177	926,745
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.21%	08/14/2026		9,446	9,410,347
Terex Corp., Term Loan (3 mo. USD LIBOR + 2.00%)	2.75%	01/31/2024		38	38,328
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027		1,272	1,265,287
Victory Buyer LLC
Second Lien Term Loan B(d)	7.50%	11/15/2029		789	781,192
Term Loan B (1 mo. USD LIBOR + 3.75%)(d)	4.25%	11/15/2028		11,640	11,581,588

					98,783,578

Insurance-3.55%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	3.72%	02/15/2027		14,728	14,523,863
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/15/2027		3,580	3,544,331
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.75%	02/15/2027		5,593	5,551,385
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.46%	05/09/2025		14,229	14,096,540
Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	11/06/2027		16,405	16,298,597
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/17/2028		3,271	3,224,007
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	3.51%	04/25/2025		19,051	18,945,621
Term Loan (1 mo. USD LIBOR + 2.75%)	3.02%	04/25/2025		4,471	4,424,759
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027		8,549	8,503,386
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.96%	09/03/2026		5,879	5,843,413
Term Loan (3 mo. USD LIBOR + 3.25%)	3.46%	12/31/2025		11,617	11,486,275
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.22%	05/16/2024		18,071	17,932,361
Term Loan (1 mo. USD LIBOR + 3.25%)	3.47%	12/02/2026		6,047	5,993,203

					130,367,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies-5.72%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		$12,943	$12,850,829
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.12%	04/22/2026		13,324	12,120,534
Banijay Entertainment S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/01/2025	EUR	410	455,818
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.75%	11/19/2028		4,869	4,843,047
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/18/2028		19,994	19,801,919
Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025		3,746	3,706,603
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	9.25%	05/23/2024		1,684	1,793,655
Revolver Loan (3 mo. USD LIBOR + 3.00%)	0.50%	03/02/2023		2,540	2,120,939
Revolver Loan	6.00%	05/23/2024		4,198	4,061,482
Revolver Loan(f)	0.00%	03/02/2023		46	38,758
Term Loan (3 mo. EURIBOR + 2.63%)	2.63%	02/28/2025	EUR	987	861,189
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025		15,082	11,719,004
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/30/2026		6,198	4,686,451
Term Loan B-1 (3 mo. USD LIBOR + 7.00%)	8.25%	05/23/2024		13,213	15,664,423
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	06/03/2028		10,484	10,352,240
Dorna Sports S.L. (Spain)
Term Loan B (Acquired 02/03/2022; Cost $2,918,943)(e)(g)	-	02/03/2029	EUR	2,562	2,844,431
Term Loan B-2 (3 mo. USD LIBOR + 3.00%) (Acquired 03/21/2017-01/28/2021; Cost $3,725,602)(e)	3.20%	04/12/2024		3,799	3,797,856
Eagle Midco Ltd. (United Kingdom)
Term Loan (3 mo. GBP LIBOR + 4.25%)	4.30%	03/10/2028	GBP	1,617	2,148,952
Term Loan (3 mo. EURIBOR + 3.50%)	3.25%	03/20/2028	EUR	403	445,583
Fender Musical Instruments Corp., Term Loan B (SOFR + 4.00%)(d)	4.50%	11/17/2028		3,962	3,952,352
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	04/18/2025		3,620	3,381,045
Galileo Global Educaion Finance S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/14/2028	EUR	525	580,328
Hornblower Holdings LLC, Term Loan(g)	-	11/25/2025		1,388	1,441,176
Invictus Media S.L.U. (Spain)
Revolver Loan (Acquired 04/30/2021-09/28/2021; Cost $3,867,048)(d)(e)(j)	4.00%	06/28/2024	EUR	3,597	3,967,882
Second Lien Term Loan (Acquired 05/13/2021-06/28/2021; Cost $5,676,934)(e)(j)	7.50%	12/26/2025	EUR	6,713	6,585,906
Term Loan A-1 (Acquired 07/24/2019-12/08/2021; Cost $5,019,414)(e)(j)	4.40%	06/26/2024	EUR	4,462	4,938,774
Term Loan A-2 (Acquired 07/24/2019-12/08/2021; Cost $3,145,897)(e)(j)	4.40%	06/26/2024	EUR	2,797	3,095,328
Term Loan B-1 (Acquired 05/31/2018-07/28/2021; Cost $3,492,622)(e)(j)	4.77%	06/26/2025	EUR	3,061	3,387,559
Term Loan B-2 (Acquired 05/31/2018-07/28/2021; Cost $2,125,389)(e)(j)	4.77%	06/26/2025	EUR	1,862	2,061,084
Lakeland Tours LLC
PIK Second Lien Term Loan, 6.00% PIK Rate, 2.75% Cash Rate(h)	6.00%	09/25/2025		636	616,928
PIK Term Loan, 13.25% PIK Rate(h)	13.25%	09/25/2027		866	606,239
Term Loan (1 mo. USD LIBOR + 6.00%)	6.00%	09/25/2023		356	358,665
Third Lien Term Loan B (1 mo. USD LIBOR + 1.50%)	6.00%	09/25/2025		798	712,800
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/17/2026	EUR	6,704	7,564,265
Revolver Loan(d)	1.46%	03/16/2026	EUR	1,345	1,349,812
Revolver Loan(d)(f)	0.00%	03/16/2026	EUR	4,255	4,270,073
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR	2,400	2,628,312
Royal Caribbean Cruises
Revolver Loan(f)	0.00%	10/12/2022		9,988	9,803,679
Revolver Loan(f)	0.00%	04/05/2024		10,588	9,753,685
Revolver Loan(d)(f)	0.00%	04/12/2024		2,073	1,922,578
Term Loan(g)	-	04/05/2022		1,960	1,949,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies-(continued)
Sabre GLBL, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027		$83	$81,813
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027		131	129,678
Scenic (Columbus Capital B.V.) (Australia), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	02/27/2027	EUR	5,233	5,509,509
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	08/25/2028		3,634	3,588,212
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.96%	04/17/2026		1,229	1,204,527
SRAM LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	05/18/2028		5,346	5,316,937
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	5,172	5,408,687
					210,481,271

Lodging & Casinos-1.53%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	02/02/2026		4,477	4,452,474
Term Loan (1 mo. USD LIBOR + 3.75%)	3.96%	02/01/2026		7,930	7,746,562
Aristocrat Technologies, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	2.00%	10/19/2024		15	15,123
B&B Hotels S.A.S. (France)
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	1,204	1,287,885
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	6,709	7,250,399
Term Loan B-4 (6 mo. EURIBOR + 5.50%)	5.50%	07/31/2026	EUR	1,051	1,175,998
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.21%	11/30/2023		203	201,704
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	08/02/2028		2,453	2,438,360
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	11,672	12,104,305
Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2027	EUR	2,534	2,631,466
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/12/2027	EUR	15,109	15,861,216
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.21%	05/11/2024		360	354,127
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.96%	08/14/2024		621	617,791
					56,137,410

Nonferrous Metals & Minerals-0.70%
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	8.00%	06/11/2029		218	218,368
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	06/09/2028		7,259	7,279,640
Corialis Group Ltd. (United Kingdom), Term Loan B (3 mo. SONIA + 4.40%)	4.27%	05/24/2028	GBP	411	539,856
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026		820	812,619
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	5.75%	07/19/2025		3,593	3,584,384
Term Loan (1 mo. USD LIBOR + 9.00%)(d)	10.25%	10/22/2025		2,263	2,291,302
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/16/2027		11,272	11,118,726
					25,844,895

Oil & Gas-1.34%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.16%	05/21/2025		8,154	8,058,251
Glass Mountain Pipeline Holdings LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	10/28/2027		436	387,678
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	08/25/2026		6,367	5,914,259
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)
(Acquired 07/02/2018-05/10/2019; Cost $6,436,064)(e)	7.00%	07/02/2023		3,357	3,256,278
McDermott International Ltd.
LOC(f)	0.00%	06/30/2024		6,610	5,453,514
LOC (3 mo. LIBOR + 4.00%)
(Acquired 12/31/2020; Cost $2,859,589)(d)(e)	4.13%	06/30/2024		2,890	2,412,787
PIK Term Loan, 3.00% PIK Rate, 1.21% Cash Rate
(Acquired 04/04/2018-10/29/2021; Cost $2,908,008)(e)(h)	1.21%	06/30/2025		1,472	704,848
Term Loan (1 mo. USD LIBOR + 3.00%)
(Acquired 06/30/2020; Cost $284,355)(d)(e)	3.21%	06/30/2024		279	174,379
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(d)(g)	-	07/18/2022		17	0
Petroleum GEO-Services ASA (Norway), Term Loan (1 mo. USD LIBOR + 7.50%)	7.72%	03/19/2024		9,897	8,623,103
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)
(Acquired 08/03/2021; Cost $2,629,237)(e)	9.00%	08/27/2026		2,678	2,698,537
Southcross Energy Partners L.P., Revolver Loan(f)	0.00%	01/31/2025		157	152,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas-(continued)
TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	10/30/2028		$11,665	$11,562,846
					49,399,280

Publishing-2.38%
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026		14,434	14,431,990
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.80%	08/21/2026		23,809	23,400,456
Dotdash Meredith, Inc., Term Loan B (SOFR + 4.00%)	4.50%	11/25/2028		16,375	16,313,202
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	07/30/2028		18,601	18,450,139
Micro Holding L.P.
First Lien Term Loan(g)	-	09/13/2024		4,062	4,017,417
Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		10,943	10,885,257
					87,498,461

Radio & Television-1.08%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.50%	08/24/2026		3,836	1,456,570
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	01/07/2028		7,818	7,783,957
Gray Television, Inc.
Term Loan C (3 mo. USD LIBOR + 2.50%)	2.61%	01/02/2026		364	360,566
Term Loan D (1 mo. USD LIBOR + 3.00%)	3.11%	12/01/2028		7,000	6,960,120
iHeartCommunications, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/01/2026		784	780,766
Nexstar Broadcasting, Inc.
Term Loan B (1 mo. USD LIBOR + 2.50%)	2.61%	06/02/2028		1,107	1,098,953
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.46%	01/17/2024		767	764,718
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.61%	09/18/2026		7,911	7,880,040
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.71%	09/30/2026		4,121	3,952,243
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.21%	04/01/2028		7,004	6,776,559
Univision Communications, Inc.
Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/05/2028		1,443	1,431,724
Term Loan C (1 mo. USD LIBOR + 3.25%)	4.00%	03/15/2026		538	535,057
					39,781,273

Retailers (except Food & Drug)-2.28%
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	6.71%	12/18/2026		2,115	2,099,946
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2027		15,271	15,218,160
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,275	1,391,867
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,068	1,165,841
Term Loan B-3 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,434	1,565,174
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	2,865	3,128,654
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,545	1,687,319
Lakeshore Intermediate LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	09/30/2028		1,178	1,170,814
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	03/02/2028		12,354	12,290,256
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		25,734	25,639,807
Restoration Hardware, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	10/20/2028		4,839	4,797,134
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	6.25%	04/21/2028		13,819	13,749,986
					83,904,958

Surface Transport-2.10%
American Trailer World Corp., First Lien Term Loan (SOFR + 3.75%)	4.50%	03/03/2028		10,523	10,368,672
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/07/2028		1,542	1,540,012
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	09/30/2028		6,410	6,402,968
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028		1,404	1,396,117
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/21/2028		12,825	12,670,891
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.50%	07/21/2028		4,734	4,677,175
Hertz Corp. (The)
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/30/2028		7,804	7,783,471
Term Loan C (1 mo. USD LIBOR + 3.25%)	3.75%	06/30/2028		1,587	1,582,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport-(continued)
Hurtigruten (Explorer II AS) (Norway)
Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR	8,164	$8,512,116
Term Loan C(g)	-	06/16/2023	EUR	2,000	2,245,885
Term Loan D(g)	-	06/22/2023	EUR	1,023	1,147,246
Novae LLC
Delayed Draw Term Loan(f)	0.00%	02/03/2029		$1,119	1,113,081
Term Loan B (SOFR + 5.00%)	5.22%	02/03/2029		3,918	3,895,784
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		3,913	3,852,726
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028		10,301	10,200,143
					77,388,622

Telecommunications-5.22%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.34%	12/15/2027		5,851	5,812,935
Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	4.19%	12/15/2027		12,228	12,127,156
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		5,795	5,749,171
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/13/2027		24,931	24,704,986
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.46%	03/15/2027		1,647	1,605,492
Cincinnati Bell, Inc., Term Loan B-2 (SOFR + 3.25%)	3.75%	11/17/2028		1,810	1,795,089
Colorado Buyer, Inc., First Lien Incremental Term Loan (1 mo. USD LIBOR +4.00%)	5.00%	05/01/2024		4,407	4,362,967
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	04/27/2027		7,585	7,616,922
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	11/12/2027		2,734	2,716,167
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		5,113	5,085,807
II-VI, Inc., Term Loan B(g)	-	12/15/2028		7,596	7,534,515
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026		13,448	13,296,242
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (SOFR + 4.25%)	4.75%	01/27/2029		33,870	33,447,029
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	11/04/2026		609	604,718
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.96%	03/01/2027		4,263	4,169,458
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	11/30/2025		13,409	13,027,231
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.86%	11/30/2026		9,312	8,614,038
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	09/25/2026		14,637	14,502,397
SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	1.96%	04/11/2025		1,125	1,110,933
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.96%	12/07/2026		6,240	4,498,114
T-Mobile Nertherlands (Netherlands), Term Loan(g)	-	11/19/2028	EUR	3,120	3,479,217
ViaSat, Inc., First Lien Term Loan B(d)(g)	-	02/23/2029		4,276	4,206,536
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		6,323	6,320,770
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.21%	03/09/2027		5,659	5,542,935
					191,930,825

Utilities–1.88%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	1,796	2,003,606
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.00%)	2.21%	04/05/2026		3,139	3,082,955
Term Loan (1 mo. USD LIBOR + 2.50%)	2.71%	12/16/2027		5,645	5,592,206
Centuri Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	08/27/2028		2,189	2,175,199
Covanta Holding Corp.
Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	11/17/2028		3,948	3,920,429
Term Loan C (1 mo. USD LIBOR + 2.50%)	3.00%	11/17/2028		298	296,226
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		9,764	6,479,134
ExGen Renewables IV LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	12/15/2027		617	616,106
Generation Bridge LLC
Term Loan B (1 mo. USD LIBOR + 5.00%)(d)	5.75%	12/01/2028		3,972	3,974,561
Term Loan C (1 mo. USD LIBOR + 5.00%)(d)	5.75%	12/01/2028		83	82,803
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/24/2028		1,365	1,352,857
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.00%	11/09/2026		10,358	9,891,458
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	4.51%	08/14/2026		2,329	1,973,751
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		5,398	4,551,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities-(continued)
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/23/2028	$10,984	$10,853,405
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.21%	01/21/2028	3,367	3,340,736
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.25%	05/07/2029	616	614,830
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	05/12/2028	8,346	8,239,039
				69,041,006
Total Variable Rate Senior Loan Interests (Cost $3,262,024,488)				3,225,603,572

U.S. Dollar Denominated Bonds & Notes-2.49%
Air Transport-0.05%
Mesa Airlines, Inc., Class B (d)	5.75%	07/15/2025	1,551	1,711,971

Building & Development-0.28%
American Builders & Contractors Supply Co., Inc. (k)	4.00%	01/15/2028	833	815,657
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/15/2020-11/19/2020; Cost $4,103,986)(e)(k)	5.75%	05/15/2026	4,637	4,592,253
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/17/2021; Cost $5,036,001)(e)(k)	4.50%	04/01/2027	5,060	4,727,254
				10,135,164

Business Equipment & Services-0.23%
ADT Security Corp. (The) (k)	4.13%	08/01/2029	6,722	6,349,299
Advantage Sales & Marketing, Inc.(k)	6.50%	11/15/2028	1,992	2,008,185
				8,357,484

Cable & Satellite Television-0.37%
Altice Financing S.A. (Luxembourg) (k)	5.00%	01/15/2028	9,477	8,550,054
Altice France S.A. (France)(k)	5.50%	01/15/2028	994	930,593
Altice France S.A. (France)(k)	5.50%	10/15/2029	1,383	1,269,131
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030	3,103	2,938,541
				13,688,319

Chemicals & Plastics-0.22%
EverArc Escrow S.a.r.l. (k)	5.00%	10/30/2029	7,586	7,028,846
Herens Holdco S.a.r.l. (Luxembourg)(k)	4.75%	05/15/2028	1,184	1,108,236
				8,137,082

Containers & Glass Products-0.05%
LABL, Inc. (k)	5.88%	11/01/2028	2,047	1,963,124

Electronics & Electrical-0.16%
CommScope, Inc. (k)	4.75%	09/01/2029	1,346	1,257,332
Diebold Nixdorf, Inc.(k)	9.38%	07/15/2025	3,146	3,260,861
Energizer Holdings, Inc.(k)	4.38%	03/31/2029	1,457	1,314,921
				5,833,114

Food Service-0.03%
eG Global Finance PLC (United Kingdom) (k)	6.75%	02/07/2025	1,180	1,181,481

Health Care-0.02%
Global Medical Response, Inc. (k)	6.50%	10/01/2025	829	814,273

Industrial Equipment-0.27%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (k)	7.38%	08/15/2026	9,234	8,927,755
TK Elevator Holdco GmbH (Germany) (Acquired 06/30/2020; Cost $1,052,000)(e)(k)	7.63%	07/15/2028	1,052	1,071,462
				9,999,217

Leisure Goods, Activities & Movies-0.19%
AMC Entertainment Holdings, Inc. (k)	7.50%	02/15/2029	7,178	7,078,405

Nonferrous Metals & Minerals-0.07%
SCIH Salt Holdings, Inc. (k)	4.88%	05/01/2028	2,676	2,539,109

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing-0.21%
McGraw-Hill Education, Inc. (k)	5.75%	08/01/2028		$8,079	$7,681,715

Radio & Television-0.03%
Diamond Sports Group LLC/Diamond Sports Finance Co. (k)	5.38%	08/15/2026		2,398	977,209

Surface Transport-0.07%
First Student Bidco, Inc./First Transit Parent, Inc. (k)	4.00%	07/31/2029		2,850	2,698,630

Telecommunications-0.08%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (k)	7.75%	08/15/2028		2,919	2,949,766

Utilities-0.16%
Calpine Corp. (k)	4.50%	02/15/2028		6,084	5,947,201
Total U.S. Dollar Denominated Bonds & Notes (Cost $91,805,347)					91,693,264

Non-U.S. Dollar Denominated Bonds & Notes-2.14%(l)
Automotive-0.03%
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(k)(m)	4.50%	09/30/2028	EUR	917	1,011,524

Building & Development-0.18%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(k)(m)	5.00%	01/15/2027	EUR	1,117	1,235,395
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(m)	5.13%	11/15/2022	EUR	1,503	1,284,152
Haya Real Estate S.A. (Spain)(k)	5.25%	11/15/2022	EUR	4,748	4,047,141
					6,566,688

Business Equipment & Services-0.14%
Bach Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(k)(m)	4.25%	10/15/2028	EUR	1,411	1,574,611
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(k)(m)	4.25%	10/30/2028	EUR	3,353	3,754,851
					5,329,462

Cable & Satellite Television-0.11%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	4,212	4,193,733

Chemicals & Plastics-0.05%
Herens Midco S.a.r.l. (Luxembourg)(k)	5.25%	05/15/2029	EUR	1,791	1,709,475

Electronics & Electrical-0.13%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(k)(m)	5.25%	02/15/2029	EUR	4,148	4,627,689

Financial Intermediaries-0.68%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(m)	5.00%	08/01/2024	EUR	7,201	7,667,482
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(m)	6.25%	05/01/2026	EUR	1,945	2,184,274
Kane Bidco Ltd. (United Kingdom)(k)	5.00%	02/15/2027	EUR	827	917,659
Kane Bidco Ltd. (United Kingdom)(k)	6.50%	02/15/2027	GBP	1,034	1,372,838
Newday Bondco PLC (United Kingdom)(k)	7.38%	02/01/2024	GBP	2,870	3,844,812
Sherwood Financing PLC (United Kingdom)(k)	6.00%	11/15/2026	GBP	937	1,195,579
Sherwood Financing PLC (United Kingdom)(k)	4.50%	11/15/2026	EUR	968	1,037,688
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(m)	4.63%	11/15/2027	EUR	6,242	6,911,355
					25,131,687

Food Products-0.13%
Sigma Holdco B.V. (Netherlands)(k)	5.75%	05/15/2026	EUR	5,000	4,734,051

Home Furnishings-0.11%
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	3,150	4,061,557

Leisure Goods, Activities & Movies-0.05%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(k)(m)	4.75%	06/15/2027	EUR	807	903,516
Deuce Finco PLC (United Kingdom)(k)	5.50%	06/15/2027	GBP	807	1,040,997
					1,944,513

Lodging & Casinos-0.15%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(k)(m)	5.78%	07/15/2025	GBP	4,300	5,572,324

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Retailers (except Food & Drug)-0.21%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	2,323	$2,514,985
Kirk Beauty SUN GmbH (Germany)(k)	8.25%	10/01/2026	EUR	4,988	5,163,372
					7,678,357

Surface Transport-0.17%
Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	4,906	6,074,172
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $83,172,015)					78,635,232

				Shares

Common Stocks & Other Equity Interests-1.50%(n)
Aerospace & Defense-0.07%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(d)(e)				134	2,747,833

Automotive-0.00%
Dayco Products LLC				3,261	13,044
Dayco Products LLC				3,266	13,064
ThermaSys Corp.				1,949,645	58,489
					84,597

Building & Development-0.00%
Lake at Las Vegas Joint Venture LLC, Class A(d)				518	0
Lake at Las Vegas Joint Venture LLC, Class B(d)				4	0
					0

Business Equipment & Services-0.30%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $4,932,126)(e)				15,070	12,244
My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $9,074,167)(d)(e)(o)				68,686	10,955,387
					10,967,631

Containers & Glass Products-0.01%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $151,052)(d)(e)				36,453	419,209

Electronics & Electrical-0.02%
Riverbed Technology, Inc.				56,084	553,829

Health Care-0.00%
Envigo RMS Holding Corp.(d)				3,637	91,320

Industrial Equipment-0.00%
North American Lifting Holdings, Inc.				7,347	127,654

Leisure Goods, Activities & Movies-0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(e)				518,633	127,322

Lodging & Casinos-0.12%
Bally’s Corp.(p)				74,467	2,682,301
Caesars Entertainment, Inc.(p)				19,983	1,682,369
					4,364,670

Oil & Gas-0.74%
Aquadrill LLC(d)				146,378	5,598,958
HGIM Corp. (Acquired 07/02/2018-08/31/2021; Cost $1,845,906)(e)				21,114	158,355
HGIM Corp., Wts., expiring 07/02/2043 (Acquired 07/02/2018; Cost $1,170,500)(e)				13,389	100,418
McDermott International Ltd. (Acquired 04/04/2018-05/10/2019; Cost $5,684,747)(e)(p)				629,763	388,879
McDermott International Ltd. (Acquired 12/30/2020; Cost $950,971)(d)(e)				1,901,942	1,174,449
NexTier Oilfield Solutions, Inc.(p)				77,159	614,186
Paragon Offshore Finance Co., Class B(d)				2,298	17,947
QuarterNorth Energy, Inc. (Acquired 06/02/2021-08/27/2021; Cost $8,340,808)(e)				102,767	12,588,957
QuarterNorth Energy, Inc., Wts., expiring 08/27/2028 (Acquired 08/27/2021; Cost $2,409,075)(e)				28,395	3,478,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Floating Rate ESG Fund

	Shares	Value
Oil & Gas-(continued)
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $411,759)(e)	45,751	$521,561
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $528,684)(d)(e)	88,114	707,115
Samson Investment Co., Class A	261,209	163,256
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $1,477,667)(d)(e)	145,102	10,883
Transocean Ltd.(p)	428,980	1,518,589
		27,041,941

Radio & Television-0.18%
iHeartMedia, Inc., Class A(p)	306,089	6,565,609
iHeartMedia, Inc., Class B(d)	29	537
		6,566,146

Retailers (except Food & Drug)-0.01%
Claire’s Stores, Inc.	692	226,630
Toys ’R’ Us-Delaware, Inc.	11	27,642
Vivarte S.A.S.(d)	233,415	145,384
		399,656

Surface Transport-0.03%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(e)	14,574	375,280
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-02/03/2022; Cost $0)(e)	399,042	126,779
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-02/17/2022; Cost $0)(e)	336,833	142,686
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(e)	15,321	394,516
		1,039,261

Telecommunications-0.01%
Consolidated Communications Holdings, Inc.(p)	32,797	233,515

Utilities-0.01%
Bicent Power LLC, Series A, Wts., expiring 08/22/2022 (Acquired 08/21/2012; Cost $0)(d)(e)	101	0
Bicent Power LLC, Series B, Wts., expiring 08/22/2022 (Acquired 08/21/2012; Cost $0)(d)(e)	165	0
Vistra Corp.	7,607	173,592
Vistra Operations Co. LLC, Rts., expiring 12/31/2046	7,607	10,364
		183,956
Total Common Stocks & Other Equity Interests (Cost $73,268,796)		54,948,540

Preferred Stocks-0.28%(n)
Automotive-0.00%
ThermaSys Corp., Series A, Pfd.(d)	415,320	12,460

Containers & Glass Products-0.03%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $837,678)(d)(e)	10,278	1,238,530

Electronics & Electrical-0.04%
Riverbed Technology, Inc., Pfd.	80,284	1,063,763
Riverbed Technology, Inc., Pfd.	24,314	322,161
		1,385,924

Oil & Gas-0.05%
McDermott International Ltd., Pfd. (Acquired 12/30/2020; Cost $0)(d)(e)	1,631,894	1,060,731
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $566,509)(d)(e)	577,315	389,687
Southcross Energy Partners L.P., Series B, Pfd. (Acquired 01/31/2020; Cost $0)(d)(e)	140,194	294,407
		1,744,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Floating Rate ESG Fund

	Shares	Value

Surface Transport-0.16%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $2,706,476)(e)	54,230	$1,396,423

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $2,844,917)(e)	57,006	1,467,904

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,586,876)(e)	68,517	1,884,217

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(e)	48,119	1,323,273

		6,071,817

Total Preferred Stocks (Cost $10,821,094)		10,453,556

	Interest Rate	Maturity Date	Principal Amount (000)

Municipal Obligations-0.33%
Arizona-0.33%
Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $11,890,377) (Cost $11,890,377)(e)(k)	9.00%	01/01/2028	$13,209	11,961,237

			Shares
Money Market Funds-17.88%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(o)(q)			230,276,311	230,276,311

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(o)(q)			164,052,677	164,052,677

Invesco Treasury Portfolio, Institutional Class, 0.01%(o)(q)			263,172,926	263,172,926

Total Money Market Funds (Cost $657,524,164)				657,501,914

TOTAL INVESTMENTS IN SECURITIES-112.34% (Cost $4,190,506,281)				4,130,797,315

OTHER ASSETS LESS LIABILITIES-(12.34)%				(453,755,052)

NET ASSETS-100.00%				$3,677,042,263

Investment Abbreviations:

EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
Rts.	- Rights
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Floating Rate ESG Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	Restricted security. The aggregate value of these securities at February 28, 2022 was $149,878,823, which represented 4.08% of the Fund’s Net Assets.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(g)	This variable rate interest will settle after February 28, 2022, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2022 was $24,049,904, which represented less than 1% of the Fund’s Net Assets.

(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $180,577,762, which represented 4.91% of the Fund’s Net Assets.

(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(n)	Securities acquired through the restructuring of senior loans.
(o)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$92,868,682	$312,972,922	$(175,565,293)	$–	$–	$230,276,311	$18,087
Invesco Liquid Assets Portfolio, Institutional Class	67,755,414	221,744,692	(125,403,781)	(22,250)	(21,398)	164,052,677	6,070
Invesco Treasury Portfolio, Institutional Class	106,135,637	357,683,340	(200,646,051)	–	–	263,172,926	8,040
Investments in Other Affiliates:
My Alarm Center LLC, Class A	6,093,765	3,259,296	–	1,602,326	–	10,955,387	–
Total	$272,853,498	$895,660,250	$(501,615,125)	$1,580,076	$(21,398)	$668,457,301	$32,197

(p)	Non-income producing security.
(q)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

Currency Risk

03/14/2022	Bank of America, N.A.	EUR	3,000,000	USD	3,407,822	$42,479
03/14/2022	Bank of America, N.A.	GBP	1,609,119	USD	2,190,520	31,672
04/20/2022	Bank of America, N.A.	SEK	46,453	USD	5,120	210
03/14/2022	Barclays Bank PLC	EUR	1,155,705	USD	1,307,511	11,063
03/14/2022	Barclays Bank PLC	GBP	9,994,348	USD	13,525,772	117,020
03/14/2022	Barclays Bank PLC	USD	76,191	CHF	70,269	470
03/14/2022	BNP Paribas S.A.	GBP	14,994,348	USD	20,242,090	125,171
04/20/2022	BNP Paribas S.A.	GBP	12,590,383	USD	17,037,785	143,758
04/20/2022	BNP Paribas S.A.	USD	479,772	GBP	357,873	429
03/14/2022	Canadian Imperial Bank of Commerce	GBP	996,717	USD	1,351,141	13,912
04/20/2022	Canadian Imperial Bank of Commerce	EUR	61,845,539	USD	70,765,954	1,288,842
03/14/2022	Goldman Sachs International	EUR	55,501,808	USD	62,771,490	510,622
03/14/2022	J.P. Morgan Chase Bank, N.A.	EUR	2,092,822	USD	2,371,328	23,640
03/14/2022	J.P. Morgan Chase Bank, N.A.	SEK	46,453	USD	5,081	175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

03/14/2022	Morgan Stanley and Co. International PLC	EUR	60,201,808	USD	68,079,325	$546,086

03/14/2022	Morgan Stanley and Co. International PLC	GBP	12,445,179	USD	16,855,220	158,351

04/20/2022	Morgan Stanley and Co. International PLC	EUR	5,100,000	USD	5,739,972	10,645

03/14/2022	Royal Bank of Canada	EUR	56,073,423	USD	63,379,007	476,912

03/14/2022	Royal Bank of Canada	GBP	493,743	USD	670,488	8,066

04/20/2022	Royal Bank of Canada	GBP	12,590,335	USD	17,038,136	144,173

03/14/2022	State Street Bank & Trust Co.	EUR	7,425,000	USD	8,399,351	70,128

04/20/2022	State Street Bank & Trust Co.	EUR	61,844,611	USD	70,802,803	1,326,733

04/20/2022	State Street Bank & Trust Co.	GBP	12,590,335	USD	17,038,561	144,598

04/20/2022	Toronto Dominion Bank	EUR	61,845,539	USD	70,816,234	1,339,123

03/14/2022	UBS AG	EUR	1,815,039	USD	2,065,215	29,139

Subtotal–Appreciation						6,563,417

Currency Risk
03/14/2022	Bank of America, N.A.	USD	5,117	SEK	46,453	(211)

03/14/2022	Barclays Bank PLC	USD	2,146,598	GBP	1,585,594	(19,312)

04/20/2022	Barclays Bank PLC	CHF	70,057	USD	76,060	(491)

03/14/2022	BNP Paribas S.A.	USD	17,168,691	GBP	12,684,009	(151,400)

03/14/2022	Canadian Imperial Bank of Commerce	USD	72,126,396	EUR	63,112,284	(1,328,240)

03/14/2022	Deutsche Bank AG	USD	1,220,120	GBP	895,222	(19,060)

03/14/2022	J.P. Morgan Chase Bank, N.A.	USD	2,296,209	EUR	2,020,420	(29,741)

03/14/2022	Morgan Stanley and Co. International PLC	CHF	70,269	USD	76,626	(34)

03/14/2022	Morgan Stanley and Co. International PLC	EUR	1,725,000	USD	1,923,220	(11,852)

03/14/2022	Royal Bank of Canada	USD	191,983	EUR	167,752	(3,802)

03/14/2022	Royal Bank of Canada	USD	16,975,718	GBP	12,541,125	(150,124)

03/14/2022	State Street Bank & Trust Co.	USD	70,726,115	EUR	61,844,611	(1,350,012)

03/14/2022	State Street Bank & Trust Co.	USD	16,976,172	GBP	12,541,126	(150,578)

03/14/2022	Toronto Dominion Bank	USD	70,739,236	EUR	61,845,539	(1,362,092)

03/14/2022	UBS AG	USD	388,070	GBP	286,378	(3,856)

Subtotal–Depreciation						(4,580,805)

Total Forward Foreign Currency Contracts						$1,982,612

Abbreviations:

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

SEK - Swedish Krona

USD - U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Floating Rate ESG Fund

Portfolio Composition†*

By credit quality, based on total investments as of February 28, 2022

BBB-	1.00%
BB+	2.36
BB	4.12
BB-	9.77
B+	10.79
B	29.63
B-	27.50
CCC+	4.68
CCC	1.64
CCC-	0.43
CC	0.07
C	0.19
D	0.52
Non-Rated	5.41
Equity	1.89

†

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Floating Rate ESG Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,523,907,950)	$3,462,340,014
Investments in affiliates, at value (Cost $666,598,331)	668,457,301
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	6,563,417
Cash	20,793,198
Foreign currencies, at value (Cost $5,944,586)	5,931,582
Receivable for:
Investments sold	80,926,383
Fund shares sold	60,279,118
Dividends	9,129
Interest	14,877,211
Investments matured, at value (Cost $359,682)	100,448
Investment for trustee deferred compensation and retirement plans	162,747
Other assets	1,003,967
Total assets	4,321,444,515

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	4,580,805
Payable for:
Investments purchased	560,781,889
Dividends	2,905,943
Fund shares reacquired	2,844,297
Accrued fees to affiliates	624,161
Accrued trustees’ and officers’ fees and benefits	2,867
Accrued other operating expenses	242,098
Trustee deferred compensation and retirement plans	184,312
Unfunded loan commitments	72,235,880
Total liabilities	644,402,252
Net assets applicable to shares outstanding	$3,677,042,263

Net assets consist of:
Shares of beneficial interest	$3,965,450,364
Distributable earnings (loss)	(288,408,101)
$3,677,042,263

Net Assets:
Class A	$701,653,766
Class C	$102,346,600
Class R	$7,704,579
Class Y	$2,401,465,755
Class R5	$5,377,981
Class R6	$458,493,582

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	96,904,971
Class C	14,197,658
Class R	1,061,751
Class Y	332,100,614
Class R5	742,711
Class R6	63,470,971
Class A:
Net asset value per share	$7.24
Maximum offering price per share (Net asset value of $7.24 ÷ 97.50%)	$7.43
Class C:
Net asset value and offering price per share	$7.21
Class R:
Net asset value and offering price per share	$7.26
Class Y:
Net asset value and offering price per share	$7.23
Class R5:
Net asset value and offering price per share	$7.24
Class R6:
Net asset value and offering price per share	$7.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Floating Rate ESG Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:
Interest	$60,324,384

Dividends	143,143

Dividends from affiliated money market funds	32,197

Other income	182,977

Total investment income	60,682,701

Expenses:
Advisory fees	8,510,342

Administrative services fees	173,689

Custodian fees	69,154

Distribution fees:
Class A	772,918

Class C	353,798

Class R	17,024

Interest, facilities and maintenance fees	436,859

Transfer agent fees – A, C, R & Y	440,218

Transfer agent fees – R5	1,017,363

Transfer agent fees – R6	80,045

Trustees’ and officers’ fees and benefits	16,773

Registration and filing fees	111,501

Reports to shareholders	32,877

Professional services fees	68,623

Other	31,077

Total expenses	12,132,261

Less: Fees waived	(44,586)

Net expenses	12,087,675

Net investment income	48,595,026

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(7,181,796)

Affiliated investment securities	(21,398)

Foreign currencies	395,507

Forward foreign currency contracts	9,230,867

2,423,180

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(39,850,723)

Affiliated investment securities	1,580,076

Foreign currencies	1,384,597

Forward foreign currency contracts	1,571,573

(35,314,477)

Net realized and unrealized gain (loss)	(32,891,297)

Net increase in net assets resulting from operations	$15,703,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Floating Rate ESG Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021

Operations:
Net investment income	$48,595,026	$63,938,940

Net realized gain (loss)	2,423,180	(21,444,753)

Change in net unrealized appreciation (depreciation)	(35,314,477)	115,758,283

Net increase in net assets resulting from operations	15,703,729	158,252,470

Distributions to shareholders from distributable earnings:
Class A	(13,360,674)	(17,682,635)

Class C	(1,796,174)	(3,174,646)

Class R	(138,724)	(180,889)

Class Y	(37,504,597)	(24,980,577)

Class R5	(88,119)	(171,299)

Class R6	(10,104,340)	(21,714,671)

Total distributions from distributable earnings	(62,992,628)	(67,904,717)

Share transactions–net:
Class A	125,684,720	131,492,111

Class C	12,246,398	(25,553,342)

Class R	1,737,815	909,154

Class Y	1,198,688,011	854,744,225

Class R5	1,812,064	(2,150,730)

Class R6	(19,747,378)	(199,259,834)

Net increase in net assets resulting from share transactions	1,320,421,630	760,181,584

Net increase in net assets	1,273,132,731	850,529,337

Net assets:
Beginning of period	2,403,909,532	1,553,380,195

End of period	$3,677,042,263	$2,403,909,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Floating Rate ESG Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/22	$7.35	$0.12	$(0.07)	$0.05	$(0.16)	$-	$(0.16)	$7.24	0.63%	$701,654	1.04	%(d)(e)	1.04	%(d)(e)	1.01	%(d)	3.30	%(d)	25%
Year ended 08/31/21	6.94	0.25	0.43	0.68	(0.27)	-	(0.27)	7.35	9.89	585,690	1.05	(e)	1.05	(e)	1.00		3.45		76
Year ended 08/31/20	7.40	0.30	(0.40)	(0.10)	(0.32)	(0.04)	(0.36)	6.94	(1.33)	428,277	1.07	(e)	1.08	(e)	1.00		4.33		55
Year ended 08/31/19	7.57	0.35	(0.17)	0.18	(0.35)	-	(0.35)	7.40	2.50	539,003	1.08	(e)	1.08	(e)	1.03		4.71		55
Year ended 08/31/18	7.56	0.31	0.02	0.33	(0.32)	-	(0.32)	7.57	4.47	585,865	1.07	(e)	1.08	(e)	-		4.15		51
Year ended 08/31/17	7.42	0.31	0.14	0.45	(0.31)	-	(0.31)	7.56	6.17	630,740	1.06	(e)	1.07	(e)	-		4.05		68
Class C
Six months ended 02/28/22	7.32	0.10	(0.07)	0.03	(0.14)	-	(0.14)	7.21	0.38	102,347	1.54	(d)(e)	1.54	(d)(e)	1.51	(d)	2.80	(d)	25
Year ended 08/31/21	6.91	0.21	0.43	0.64	(0.23)	-	(0.23)	7.32	9.37	91,555	1.55	(e)	1.55	(e)	1.50		2.95		76
Year ended 08/31/20	7.37	0.27	(0.41)	(0.14)	(0.28)	(0.04)	(0.32)	6.91	(1.84)	111,318	1.57	(e)	1.58	(e)	1.50		3.83		55
Year ended 08/31/19	7.53	0.31	(0.16)	0.15	(0.31)	-	(0.31)	7.37	2.12	213,446	1.58	(e)	1.58	(e)	1.53		4.21		55
Year ended 08/31/18	7.53	0.28	0.00	0.28	(0.28)	-	(0.28)	7.53	3.81	387,685	1.57	(e)	1.58	(e)	-		3.65		51
Year ended 08/31/17	7.39	0.27	0.14	0.41	(0.27)	-	(0.27)	7.53	5.65	448,408	1.56	(e)	1.57	(e)	-		3.55		68
Class R
Six months ended 02/28/22	7.36	0.11	(0.06)	0.05	(0.15)	-	(0.15)	7.26	0.65	7,705	1.29	(d)(e)	1.29	(d)(e)	1.26	(d)	3.05	(d)	25
Year ended 08/31/21	6.95	0.23	0.43	0.66	(0.25)	-	(0.25)	7.36	9.61	6,076	1.30	(e)	1.30	(e)	1.25		3.20		76
Year ended 08/31/20	7.41	0.29	(0.41)	(0.12)	(0.30)	(0.04)	(0.34)	6.95	(1.57)	4,874	1.32	(e)	1.33	(e)	1.25		4.08		55
Year ended 08/31/19	7.58	0.33	(0.16)	0.17	(0.34)	-	(0.34)	7.41	2.25	5,604	1.33	(e)	1.33	(e)	1.28		4.46		55
Year ended 08/31/18	7.57	0.30	0.01	0.31	(0.30)	-	(0.30)	7.58	4.21	5,583	1.32	(e)	1.33	(e)	-		3.90		51
Year ended 08/31/17	7.44	0.29	0.13	0.42	(0.29)	-	(0.29)	7.57	5.76	6,345	1.31	(e)	1.32	(e)	-		3.80		68
Class Y
Six months ended 02/28/22	7.34	0.13	(0.07)	0.06	(0.17)	-	(0.17)	7.23	0.76	2,401,466	0.79	(d)(e)	0.79	(d)(e)	0.76	(d)	3.55	(d)	25
Year ended 08/31/21	6.93	0.27	0.42	0.69	(0.28)	-	(0.28)	7.34	10.18	1,232,463	0.80	(e)	0.80	(e)	0.75		3.70		76
Year ended 08/31/20	7.39	0.32	(0.40)	(0.08)	(0.34)	(0.04)	(0.38)	6.93	(1.09)	350,943	0.82	(e)	0.83	(e)	0.75		4.58		55
Year ended 08/31/19	7.56	0.37	(0.17)	0.20	(0.37)	-	(0.37)	7.39	2.76	592,107	0.83	(e)	0.83	(e)	0.78		4.96		55
Year ended 08/31/18	7.55	0.33	0.02	0.35	(0.34)	-	(0.34)	7.56	4.72	963,386	0.82	(e)	0.83	(e)	-		4.40		51
Year ended 08/31/17	7.41	0.32	0.15	0.47	(0.33)	-	(0.33)	7.55	6.43	977,034	0.81	(e)	0.82	(e)	-		4.30		68
Class R5
Six months ended 02/28/22	7.35	0.13	(0.07)	0.06	(0.17)	-	(0.17)	7.24	0.76	5,378	0.77	(d)(e)	0.77	(d)(e)	0.74	(d)	3.57	(d)	25
Year ended 08/31/21	6.94	0.27	0.43	0.70	(0.29)	-	(0.29)	7.35	10.23	3,631	0.77	(e)	0.77	(e)	0.72		3.73		76
Year ended 08/31/20	7.41	0.32	(0.41)	(0.09)	(0.34)	(0.04)	(0.38)	6.94	(1.21)	5,515	0.81	(e)	0.82	(e)	0.74		4.59		55
Year ended 08/31/19	7.58	0.37	(0.16)	0.21	(0.38)	-	(0.38)	7.41	2.80	5,672	0.83	(e)	0.83	(e)	0.78		4.96		55
Year ended 08/31/18	7.57	0.33	0.02	0.35	(0.34)	-	(0.34)	7.58	4.73	4,696	0.81	(e)	0.82	(e)	-		4.41		51
Year ended 08/31/17	7.43	0.32	0.15	0.47	(0.33)	-	(0.33)	7.57	6.43	2,830	0.82	(e)	0.83	(e)	-		4.29		68
Class R6
Six months ended 02/28/22	7.33	0.13	(0.07)	0.06	(0.17)	-	(0.17)	7.22	0.79	458,494	0.71	(d)(e)	0.71	(d)(e)	0.68	(d)	3.63	(d)	25
Year ended 08/31/21	6.93	0.27	0.42	0.69	(0.29)	-	(0.29)	7.33	10.10	484,494	0.73	(e)	0.73	(e)	0.68		3.77		76
Year ended 08/31/20	7.39	0.33	(0.41)	(0.08)	(0.34)	(0.04)	(0.38)	6.93	(0.99)	652,453	0.71	(e)	0.72	(e)	0.64		4.69		55
Year ended 08/31/19	7.56	0.38	(0.17)	0.21	(0.38)	-	(0.38)	7.39	2.86	812,446	0.74	(e)	0.74	(e)	0.69		5.05		55
Year ended 08/31/18	7.55	0.34	0.02	0.36	(0.35)	-	(0.35)	7.56	4.83	614,302	0.73	(e)	0.74	(e)	-		4.49		51
Year ended 08/31/17	7.41	0.33	0.15	0.48	(0.34)	-	(0.34)	7.55	6.53	617,349	0.72	(e)	0.73	(e)	-		4.39		68

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Ratio includes line of credit expense of 0.03%, 0.05%, 0.07%, 0.05%, 0.05% and 0.05% for the six months ended February 28, 2022 and for the years ended August 31, 2021, 2020, 2019, 2018 and 2017, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Floating Rate ESG Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Floating Rate ESG Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

31	Invesco Floating Rate ESG Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

32	Invesco Floating Rate ESG Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

P.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

Q.

Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Because the Fund evaluates environmental, social and governance (“ESG”) factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under the Fund’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of a company, based on the company’s level of involvement in a particular industry or the company’s ESG score, may differ from that of other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on

33	Invesco Floating Rate ESG Fund

payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

R.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.650%
Next $4.5 billion	0.600%
Next $5 billion	0.575%
Over $10 billion	0.550%

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $44,586.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the funds’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $43,462 in front-end sales commissions from the sale of Class A shares and $17,928 and $5,068 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

34	Invesco Floating Rate ESG Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$–	$3,016,275,483	$209,328,089	$3,225,603,572
U.S. Dollar Denominated Bonds & Notes	–	89,981,293	1,711,971	91,693,264
Non-U.S. Dollar Denominated Bonds & Notes	–	78,635,232	–	78,635,232
Common Stocks & Other Equity Interests	13,859,040	19,220,478	21,869,022	54,948,540
Municipal Obligations	–	11,961,237	–	11,961,237
Preferred Stocks	–	7,457,741	2,995,815	10,453,556
Money Market Funds	657,501,914	–	–	657,501,914
Total Investments in Securities	671,360,954	3,223,531,464	235,904,897	4,130,797,315

Other Investments - Assets*
Investments Matured	–	–	100,448	100,448
Variable Rate Senior Loan Interests	–	–	–	–
Forward Foreign Currency Contracts	–	6,563,417	–	6,563,417
	–	6,563,417	100,448	6,663,865

Other Investments - Liabilities*
Forward Foreign Currency Contracts	–	(4,580,805)	–	(4,580,805)
Total Other Investments	–	1,982,612	100,448	2,083,060
Total Investments	$671,360,954	$3,225,514,076	$236,005,345	$4,132,880,375

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2022:

	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 02/28/22
Variable Rate Senior Loan Interests	$83,982,283	$141,961,546	$(15,673,565)	$150,772	$(483,202)	$(1,975,267)	$12,725,892	$(11,360,370)	$209,328,089
Common Stocks & Other Equity Interests	16,175,338	4,223,539	(4,717,774)	–	1,499,917	1,844,095	4,909,052	(2,065,145)	21,869,022
Non-U.S. Dollar Denominated Bonds & Notes	99,545	–	(865,471)	–	–	765,926	–	–	–
Preferred Stocks	2,749,504	–	(31,466)	–	29,569	248,208	–	–	2,995,815
U.S. Dollar Denominated Bonds & Notes	2,230,256	–	(443,067)	–	–	(75,218)	–	–	1,711,971
Investments Matured	121,379	–	(20,931)	–	2,476	(2,476)	–	–	100,448
Total	$105,358,305	$146,185,085	$(21,752,274)	$150,772	$1,048,760	$805,268	$17,634,944	$(13,425,515)	$236,005,345

*	Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

35	Invesco Floating Rate ESG Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2022:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$6,563,417
Derivatives not subject to master netting agreements	–
Total Derivative Assets subject to master netting agreements	$6,563,417

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(4,580,805)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(4,580,805)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America, N.A.	$74,361	$(211)	$74,150	$–	$–	$74,150
Barclays Bank PLC	128,553	(19,803)	108,750	–	–	108,750
BNP Paribas S.A.	269,358	(151,400)	117,958	–	–	117,958
Canadian Imperial Bank of Commerce	1,302,754	(1,328,240)	(25,486)	–	–	(25,486)
Deutsche Bank AG	–	(19,060)	(19,060)	–	–	(19,060)
Goldman Sachs International	510,622	–	510,622	–	–	510,622
J.P. Morgan Chase Bank, N.A.	23,815	(29,741)	(5,926)	–	–	(5,926)
Morgan Stanley and Co. International PLC	715,082	(11,886)	703,196	–	–	703,196
Royal Bank of Canada	629,151	(153,926)	475,225	–	–	475,225
State Street Bank & Trust Co.	1,541,459	(1,500,590)	40,869	–	–	40,869
Toronto Dominion Bank	1,339,123	(1,362,092)	(22,969)	–	–	(22,969)
UBS AG	29,139	(3,856)	25,283	–	–	25,283
Total	$6,563,417	$(4,580,805)	$1,982,612	$–	$–	$1,982,612

Effect of Derivative Investments for the six months ended February 28, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$ 9,230,867
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,571,573
Total	$10,802,440

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$666,989,057

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

36	Invesco Floating Rate ESG Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

Effective February 18, 2022, the Fund has entered into a credit agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $1.1 billion, collectively by certain Funds, and which will expire on February 17, 2023. Prior to February 18, 2022, the credit agreement permitted borrowings up to $900 million. The credit agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement. During the six months ended February 28, 2022, the Fund did not borrow under the credit agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2022. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

ABG Intermediate Holdings 2 LLC	Term Loan B-3	$1,834,118	$(3,559)

Al Aqua Merger Sub, Inc.	Delayed Draw Term Loan	999,210	(2,181)

athenahealth, Inc.	Delayed Draw Term Loan B	3,614,305	(28,463)

Brook & Whittle Holding Corp.	Delayed Draw Term Loan	820,630	(2,231)

Crown Finance US, Inc.	Revolver Loan	40,922	(2,164)

DexKo Global, Inc.	Delayed Draw Term Loan	192,327	(1,973)

Dun & Bradstreet Corp. (The)	Revolver Loan	9,128,486	(782,337)

Financiere Pax S.A.S.	Revolver Loan	992,538	19,630

Grandir	Delayed Draw Term Loan	194,620	(7,439)

Groundworks LLC	Delayed Draw Term Loan	2,426,544	19,109

IAP Worldwide Services, Inc.	Revolver Loan	929,279	0

Icebox Holdco III, Inc.	Delayed Draw Term Loan	1,837,098	(9,562)

Kantar	Revolver Loan	6,318,459	121,541

LendingTree, Inc.	First Lien Term Loan B	8,449,924	27,105

McDermott International Ltd.	LOC	6,610,319	(1,156,805)

Novae LLC	Delayed Draw Term Loan	1,119,378	(6,297)

Parques Reunidos	Revolver Loan	4,452,572	(182,499)

Royal Caribbean Cruises	Revolver Loan	9,563,240	240,439

Royal Caribbean Cruises	Revolver Loan	1,896,667	25,911

Royal Caribbean Cruises	Revolver Loan	9,765,770	(12,085)

Southcross Energy Partners L.P.	Revolver Loan	156,718	(3,918)

TGP Holdings III LLC	Delayed Draw Term Loan	524,710	(9,200)

Thermostat Purchaser III, Inc.	First Lien Delayed Draw Term Loan	368,046	(1,841)

		$72,235,880	$(1,758,819)

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

37	Invesco Floating Rate ESG Fund

The Fund had a capital loss carryforward as of August 31, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$31,369,520	$188,846,311	$220,215,831

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $1,841,949,612 and $687,510,131, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$38,620,566

Aggregate unrealized (depreciation) of investments	(102,357,695)

Net unrealized appreciation (depreciation) of investments	$(63,737,129)

Cost of investments for tax purposes is $4,196,617,504.

NOTE 10–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended February 28, 2022, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$6,610,320	$5,453,514

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	26,837,639	$196,279,868	28,360,290	$205,988,663

Class C	3,507,323	25,541,880	3,502,081	25,301,162

Class R	324,942	2,385,006	264,053	1,913,667

Class Y	203,780,836	1,487,845,051	142,950,600	1,039,749,497

Class R5	445,426	3,253,980	185,071	1,346,039

Class R6	23,023,175	167,936,336	24,022,993	173,501,564

Issued as reinvestment of dividends:
Class A	1,410,515	10,299,692	1,841,367	13,278,459

Class C	182,745	1,328,308	308,818	2,210,224

Class R	17,936	131,253	23,112	166,831

Class Y	3,306,694	24,095,419	2,007,688	14,544,207

Class R5	11,850	86,496	23,751	170,419

Class R6	1,190,629	8,680,139	2,730,944	19,549,151

Automatic conversion of Class C shares to Class A shares:
Class A	928,819	6,798,148	4,374,363	31,510,653

Class C	(932,808)	(6,798,148)	(4,393,189)	(31,510,653)

38	Invesco Floating Rate ESG Fund

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(11,975,134)	$(87,692,988)	(16,609,348)	$(119,285,664)

Class C	(1,074,283)	(7,825,642)	(3,021,321)	(21,554,075)

Class R	(106,150)	(778,444)	(163,319)	(1,171,344)

Class Y	(42,909,116)	(313,252,459)	(27,697,356)	(199,549,479)

Class R5	(208,725)	(1,528,412)	(509,471)	(3,667,188)

Class R6	(26,815,938)	(196,363,853)	(54,852,779)	(392,310,549)

Net increase in share activity	180,946,375	$1,320,421,630	103,348,348	$760,181,584

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39	Invesco Floating Rate ESG Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (09/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,007.70	$5.18	$1,019.64	$5.21	1.04%
Class C	1,000.00	1,005.10	7.66	1,017.16	7.70	1.54
Class R	1,000.00	1,007.80	6.42	1,018.40	6.46	1.29
Class Y	1,000.00	1,008.90	3.93	1,020.88	3.96	0.79
Class R5	1,000.00	1,009.00	3.84	1,020.98	3.86	0.77
Class R6	1,000.00	1,009.30	3.54	1,021.27	3.56	0.71

1

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

40	Invesco Floating Rate ESG Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	FLR-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco Global Real Estate Income Fund

Nasdaq:

A: ASRAX ∎ C: ASRCX ∎ Y: ASRYX ∎ R5: ASRIX ∎ R6: ASRFX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.14%
Class C Shares	-5.61
Class Y Shares	-5.04
Class R5 Shares	-5.10
Class R6 Shares	-5.07
MSCI World Index▼ (Broad Market Index)	-4.65
Custom Invesco Global Real Estate Income Index∎ (Style-Specific Index)	-4.60
Lipper Global Real Estate Funds Classification Average◆ (Peer Group)	-4.51

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
The Custom Invesco Global Real Estate Income Index is composed of FTSE NAREIT All Equity REIT Index through August 31, 2011, and FTSE EPRA/NAREIT Developed Index, which is computed using the net return by withholding applicable taxes, thereafter. The FTSE NAREIT All Equity REIT Index is considered representative of US REITs. The FTSE EPRA/NAREIT Developed Index is considered representative of global real estate companies and REITs.
The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Real Estate Income Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	7.34%
10 Years	4.92
5 Years	3.60
1 Year	3.24

Class C Shares
Inception (3/9/07)	3.54%
10 Years	4.89
5 Years	3.99
1 Year	7.29

Class Y Shares
Inception (10/3/08)	6.82%
10 Years	5.78
5 Years	5.05
1 Year	9.39

Class R5 Shares
Inception (3/9/07)	4.34%
10 Years	5.86
5 Years	5.10
1 Year	9.42

Class R6 Shares
10 Years	5.93%
5 Years	5.20
1 Year	9.51

On March 12, 2007, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown prior to that date is that of the Closed-End Fund’s Common shares and includes the fees applicable to Common shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to March 12, 2007 where reinvestments were made at the lower of the Closed-End Fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

    Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.

3	Invesco Global Real Estate Income Fund

Schedule of Investments

February 28, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–79.40%
Australia–1.94%
Mirvac Group	5,494,048	$10,378,378

Stockland	1,044,171	3,206,479

		13,584,857

Canada–2.28%
Allied Properties REIT	260,200	9,049,007

Chartwell Retirement Residences	453,185	4,351,291

Summit Industrial Income REIT	151,100	2,566,614

		15,966,912

Denmark–0.29%
Orsted A/S(a)	15,749	2,018,445

France–1.64%
Gecina S.A.	52,167	6,625,119

ICADE	78,097	4,814,322

		11,439,441

Germany–4.04%
Aroundtown S.A.	1,347,270	8,350,102

Sirius Real Estate Ltd.	1,183,958	1,980,444

Vonovia SE	336,973	17,932,124

		28,262,670

Hong Kong–3.23%
Hang Lung Properties Ltd.	831,000	1,741,859

Hongkong Land Holdings Ltd.	281,400	1,523,463

Kerry Properties Ltd.	451,000	1,234,316

Link REIT	223,500	1,803,537

New World Development Co. Ltd.	1,280,000	5,118,491

Sun Hung Kai Properties Ltd.	883,000	10,271,460

Wharf Real Estate Investment Co. Ltd.	195,000	873,609

		22,566,735

Japan–8.45%
Daiwa House REIT Investment Corp.	1,147	3,116,105

Daiwa Office Investment Corp.	440	2,719,078

Daiwa Securities Living Investments Corp.	2,304	2,104,760

GLP J-Reit	3,040	4,536,918

Japan Metropolitan Fund Investment Corp.	4,303	3,483,871

Japan Prime Realty Investment Corp.	950	3,090,336

Japan Real Estate Investment Corp.	1,065	5,701,663

LaSalle Logiport REIT	4,397	6,326,796

Mitsui Fudosan Co. Ltd.	422,800	9,420,570

Mitsui Fudosan Logistics Park, Inc.	1,090	4,977,244

Nippon Accommodations Fund, Inc.	1,029	5,416,393

ORIX JREIT, Inc.	1,224	1,714,136

Sumitomo Realty & Development Co. Ltd.	91,800	2,710,896

Tokyu Fudosan Holdings Corp.	677,400	3,775,992

		59,094,758

	Shares	Value

Mexico–0.57%
PLA Administradora Industrial, S. de R.L. de C.V.	1,391,800	$1,833,444

Prologis Property Mexico S.A. de C.V.	890,684	2,142,669

		3,976,113

Singapore–2.46%
CapitaLand Integrated Commercial Trust	2,829,696	4,420,078

CapitaLand Investment Ltd.(b)	638,100	1,738,165

City Developments Ltd.	996,300	5,234,142

Mapletree Commercial Trust	1,813,579	2,422,513

Mapletree Industrial Trust	1,793,700	3,385,540

		17,200,438

Spain–0.96%
Cellnex Telecom S.A.(a)	148,427	6,714,621

Sweden–0.55%
Fabege AB	21,208	314,456

Wihlborgs Fastigheter AB	178,587	3,535,243

		3,849,699

United Kingdom–3.43%
Assura PLC	3,305,206	2,733,774

Big Yellow Group PLC	233,775	4,420,473

Derwent London PLC	61,749	2,514,570

Industrials REIT Ltd.	157,914	399,536

Land Securities Group PLC	268,355	2,842,704

Segro PLC	386,009	6,720,439

Tritax Big Box REIT PLC	1,381,960	4,337,913

		23,969,409

United States–49.56%
Agree Realty Corp.	110,240	7,071,896

Alexandria Real Estate Equities, Inc.	27,354	5,180,848

American Homes 4 Rent, Class A	317,055	12,051,261

American Tower Corp.	31,224	7,083,789

Apple Hospitality REIT, Inc.	252,346	4,464,001

AvalonBay Communities, Inc.	73,689	17,581,458

Crown Castle International Corp.	40,113	6,682,425

DiamondRock Hospitality Co.(b)	627,645	5,994,010

Digital Realty Trust, Inc.	34,885	4,706,684

Duke Realty Corp.	355,175	18,824,275

Equinix, Inc.	13,545	9,613,293

Essential Properties Realty Trust, Inc.	228,540	5,777,491

Extra Space Storage, Inc.	13,927	2,620,365

Gaming and Leisure Properties, Inc.	132,594	6,021,094

Healthpeak Properties, Inc.	314,791	9,777,408

Hilton Worldwide Holdings, Inc.(b)	31,438	4,679,861

Host Hotels & Resorts, Inc.(b)	588,002	10,742,796

Invitation Homes, Inc.	332,971	12,586,304

Kimco Realty Corp.	259,982	6,117,376

Life Storage, Inc.	76,837	9,726,796

Medical Properties Trust, Inc.	272,317	5,538,928

Mid-America Apartment Communities, Inc.	68,649	14,046,272

National Retail Properties, Inc.	82,436	3,512,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Global Real Estate Income Fund

	Shares	Value

United States–(continued)
Outfront Media, Inc.	235,900	$6,298,530

Prologis, Inc.	252,531	36,831,646

Public Storage	10,189	3,617,299

Regency Centers Corp.	117,371	7,733,575

RLJ Lodging Trust	170,102	2,379,727

Ryman Hospitality Properties, Inc.(b)	24,282	2,139,487

Simon Property Group, Inc.	48,327	6,647,862

SITE Centers Corp.	202,048	3,141,846

STAG Industrial, Inc.	155,484	6,057,657

Sunstone Hotel Investors, Inc.(b)	746,751	7,900,626

UDR, Inc.	421,437	23,124,248

Urban Edge Properties	244,038	4,446,372

Ventas, Inc.	380,867	20,566,818

VICI Properties, Inc.	463,567	12,961,333

Welltower, Inc.	146,877	12,233,385

		346,481,640

Total Common Stocks & Other Equity Interests (Cost $473,339,143)		555,125,738

Preferred Stocks–17.04%
United States–17.04%
American Homes 4 Rent, 5.88%, Series F, Pfd.	546,736	13,712,139

American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	2,115,104

American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	5,248,623

DiamondRock Hospitality Co., 8.25%, Pfd.	168,578	4,389,619

Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	121,800	2,996,280

Dominion Energy, Inc., 7.25%, Series A, Conv. Pfd.	34,560	3,426,278

Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd.	195,800	979

National Storage Affiliates Trust, 6.00%, Series A, Pfd.	243,300	6,109,263

Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	223,861	5,316,699

Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	4,083,123

PS Business Parks, Inc., 5.25%, Series X, Pfd.	275,600	6,727,396

	Shares	Value

United States–(continued)
PS Business Parks, Inc., 5.20%, Series Y, Pfd.	273,400	$6,791,256

Public Storage, 5.15%, Series F, Pfd.	14,600	364,708

Rexford Industrial Realty, Inc., 5.63%, Series C, Pfd.	100,500	2,543,655

RLJ Lodging Trust, 1.95%, Series A, Conv. Pfd.	192,400	5,079,360

Saul Centers, Inc., 6.13%, Series D, Pfd.	2,347	58,675

SITE Centers Corp., 6.38%, Series A, Pfd.	214,100	5,298,975

SL Green Realty Corp., 6.50%, Series I, Pfd.	217,900	5,449,679

Summit Hotel Properties, Inc., 6.25%, Series E, Pfd.	466,864	11,484,855

UMH Properties, Inc., 6.75%, Series C, Pfd.	287,500	7,222,000

UMH Properties, Inc., 6.38%, Series D, Pfd.	438,900	10,994,445

Vornado Realty Trust, 5.40%, Series L, Pfd.	213,400	5,108,796

Vornado Realty Trust, 5.25%, Series M, Pfd.	200,000	4,606,000

Total Preferred Stocks (Cost $123,157,807)		119,127,907

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–0.51%
United States–0.51%
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(a) (Cost $3,623,384)	$3,438,000	3,575,228

	Shares
Money Market Funds–3.65%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	8,511,023	8,511,023

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	7,308,220	7,308,220

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	9,726,883	9,726,883

Total Money Market Funds (Cost $25,546,305)		25,546,126

TOTAL INVESTMENTS IN SECURITIES–100.60% (Cost $625,666,639)		703,374,999

OTHER ASSETS LESS LIABILITIES–(0.60)%		(4,178,062)

NET ASSETS–100.00%		$699,196,937

Investment Abbreviations:

Conv. – Convertible
Pfd. – Preferred
REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Real Estate Income Fund

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $12,308,294, which represented 1.76% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,667,046	$16,285,742	$(22,441,765)	$-	$-	$8,511,023	$920
Invesco Liquid Assets Portfolio, Institutional Class	11,532,209	11,632,673	(15,853,851)	(1,396)	(1,415)	7,308,220	413
Invesco Treasury Portfolio, Institutional Class	16,762,339	18,612,276	(25,647,732)	-	-	9,726,883	481
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,034,078	50,846,902	(55,880,980)	-	-	-	377*
Invesco Private Prime Fund	11,746,181	81,340,911	(93,084,108)	-	(2,984)	-	2,814*
Total	$59,741,853	$178,718,504	$(212,908,436)	$(1,396)	$(4,399)	$25,546,126	$5,005

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

Portfolio Composition

By country, based on Net Assets

as of February 28, 2022

United States	67.11%

Japan	8.45

Germany	4.04

United Kingdom	3.43

Hong Kong	3.23

Singapore	2.46

Canada	2.28

Countries each less than 2% of portfolio	5.95

Money Market Funds Plus Other Assets Less Liabilities	3.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $600,120,334)	$677,828,873

Investments in affiliated money market funds, at value (Cost $25,546,305)	25,546,126

Foreign currencies, at value (Cost $350,197)	350,387

Receivable for:
Investments sold	9,615,933

Fund shares sold	466,395

Dividends	1,754,252

Interest	45,363

Investment for trustee deferred compensation and retirement plans	117,834

Other assets	40,963

Total assets	715,766,126

Liabilities:
Payable for:
Investments purchased	15,340,974

Fund shares reacquired	763,945

Accrued fees to affiliates	214,844

Accrued trustees’ and officers’ fees and benefits	2,426

Accrued other operating expenses	117,924

Trustee deferred compensation and retirement plans	129,076

Total liabilities	16,569,189

Net assets applicable to shares outstanding	$699,196,937

Net assets consist of:
Shares of beneficial interest	$653,190,771

Distributable earnings	46,006,166

$699,196,937

Net Assets:
Class A	$134,441,701

Class C	$7,716,031

Class Y	$338,468,783

Class R5	$1,737,800

Class R6	$216,832,622

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	14,538,155

Class C	835,456

Class Y	36,720,668

Class R5	188,083

Class R6	23,466,670

Class A:
Net asset value per share	$9.25

Maximum offering price per share (Net asset value of $9.25 ÷ 94.50%)	$9.79

Class C:
Net asset value and offering price per share	$9.24

Class Y:
Net asset value and offering price per share	$9.22

Class R5:
Net asset value and offering price per share	$9.24

Class R6:
Net asset value and offering price per share	$9.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Real Estate Income Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:
Interest	$29,388

Dividends (net of foreign withholding taxes of $297,278)	10,785,839

Dividends from affiliated money market funds (includes securities lending income of $3,533)	5,347

Non-cash dividend income	1,466,776

Total investment income	12,287,350

Expenses:
Advisory fees	2,685,361

Administrative services fees	50,048

Custodian fees	15,297

Distribution fees:
Class A	177,381

Class C	44,263

Transfer agent fees – A, C and Y	372,427

Transfer agent fees – R5	1,479

Transfer agent fees – R6	40,015

Trustees’ and officers’ fees and benefits	11,554

Registration and filing fees	30,675

Reports to shareholders	18,129

Professional services fees	26,281

Other	7,278

Total expenses	3,480,188

Less: Fees waived	(3,813)

Net expenses	3,476,375

Net investment income	8,810,975

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	8,683,510

Affiliated investment securities	(4,399)

Foreign currencies	(164,104)

8,515,007

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(55,248,300)

Affiliated investment securities	(1,396)

Foreign currencies	(10,252)

(55,259,948)

Net realized and unrealized gain (loss)	(46,744,941)

Net increase (decrease) in net assets resulting from operations	$(37,933,966)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28,	August 31,
	2022	2021

Operations:
Net investment income	$8,810,975	$12,896,836

Net realized gain	8,515,007	37,408,811

Change in net unrealized appreciation (depreciation)	(55,259,948)	105,819,970

Net increase (decrease) in net assets resulting from operations	(37,933,966)	156,125,617

Distributions to shareholders from distributable earnings:
Class A	(1,726,141)	(2,472,932)

Class C	(75,157)	(173,965)

Class Y	(4,532,313)	(6,315,108)

Class R5	(46,646)	(64,767)

Class R6	(3,273,001)	(4,845,274)

Total distributions from distributable earnings	(9,653,258)	(13,872,046)

Share transactions-net:
Class A	(5,343,212)	(14,088,279)

Class C	(1,435,338)	(14,394,882)

Class Y	13,742,183	(13,756,932)

Class R5	(1,653,410)	(73,715)

Class R6	(11,553,355)	(9,055,226)

Net increase (decrease) in net assets resulting from share transactions	(6,243,132)	(51,369,034)

Net increase (decrease) in net assets	(53,830,356)	90,884,537

Net assets:
Beginning of period	753,027,293	662,142,756

End of period	$699,196,937	$753,027,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Real Estate Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/22	$9.88	$0.11	$(0.62)	$(0.51)	$(0.12)	$ –	$(0.12)	$9.25	(5.24)%	$134,442	1.18	%(d)	1.18	%(d)	2.21	%(d)	15%
Year ended 08/31/21	8.06	0.14	1.84	1.98	(0.16)	–	(0.16)	9.88	24.81 (e)	149,008	1.19	(e)	1.19	(e)	1.63	(e)	41
Year ended 08/31/20	9.57	0.21	(0.99)	(0.78)	(0.48)	(0.25)	(0.73)	8.06	(8.55)	135,022	1.22		1.22		2.48		72
Year ended 08/31/19	9.11	0.28	0.49	0.77	(0.31)	–	(0.31)	9.57	8.69	175,013	1.25		1.25		3.05		41
Year ended 08/31/18	9.18	0.30	(0.02)	0.28	(0.35)	–	(0.35)	9.11	3.11	188,658	1.24		1.24		3.33		59
Year ended 08/31/17	9.30	0.26	(0.02)	0.24	(0.36)	–	(0.36)	9.18	2.76	244,129	1.25		1.25		2.88		43
Class C
Six months ended 02/28/22	9.86	0.07	(0.61)	(0.54)	(0.08)	–	(0.08)	9.24	(5.51)	7,716	1.93	(d)	1.93	(d)	1.46	(d)	15
Year ended 08/31/21	8.05	0.08	1.82	1.90	(0.09)	–	(0.09)	9.86	23.79	9,722	1.95		1.95		0.87		41
Year ended 08/31/20	9.55	0.15	(0.99)	(0.84)	(0.41)	(0.25)	(0.66)	8.05	(9.22)	21,394	1.97		1.97		1.73		72
Year ended 08/31/19	9.09	0.21	0.49	0.70	(0.24)	–	(0.24)	9.55	7.89	39,088	2.00		2.00		2.30		41
Year ended 08/31/18	9.16	0.23	(0.02)	0.21	(0.28)	–	(0.28)	9.09	2.34	51,925	1.99		1.99		2.58		59
Year ended 08/31/17	9.28	0.19	(0.02)	0.17	(0.29)	–	(0.29)	9.16	1.99	70,537	2.00		2.00		2.13		43
Class Y
Six months ended 02/28/22	9.84	0.12	(0.61)	(0.49)	(0.13)	–	(0.13)	9.22	(5.04)	338,469	0.93	(d)	0.93	(d)	2.46	(d)	15
Year ended 08/31/21	8.03	0.17	1.82	1.99	(0.18)	–	(0.18)	9.84	25.08	347,456	0.95		0.95		1.87		41
Year ended 08/31/20	9.54	0.23	(0.99)	(0.76)	(0.50)	(0.25)	(0.75)	8.03	(8.34)	296,997	0.97		0.97		2.73		72
Year ended 08/31/19	9.08	0.30	0.49	0.79	(0.33)	–	(0.33)	9.54	8.98	389,619	1.00		1.00		3.30		41
Year ended 08/31/18	9.15	0.32	(0.02)	0.30	(0.37)	–	(0.37)	9.08	3.37	670,338	0.99		0.99		3.58		59
Year ended 08/31/17	9.28	0.28	(0.03)	0.25	(0.38)	–	(0.38)	9.15	2.91	453,479	1.00		1.00		3.13		43
Class R5
Six months ended 02/28/22	9.87	0.12	(0.62)	(0.50)	(0.13)	–	(0.13)	9.24	(5.10)	1,738	0.88	(d)	0.88	(d)	2.51	(d)	15
Year ended 08/31/21	8.05	0.17	1.83	2.00	(0.18)	–	(0.18)	9.87	25.21	3,504	0.89		0.89		1.93		41
Year ended 08/31/20	9.56	0.24	(1.00)	(0.76)	(0.50)	(0.25)	(0.75)	8.05	(8.27)	2,940	0.91		0.91		2.79		72
Year ended 08/31/19	9.11	0.31	0.48	0.79	(0.34)	–	(0.34)	9.56	8.98	4,517	0.90		0.90		3.40		41
Year ended 08/31/18	9.18	0.33	(0.02)	0.31	(0.38)	–	(0.38)	9.11	3.46	5,745	0.92		0.92		3.65		59
Year ended 08/31/17	9.30	0.29	(0.02)	0.27	(0.39)	–	(0.39)	9.18	3.10	7,557	0.93		0.93		3.20		43
Class R6
Six months ended 02/28/22	9.87	0.12	(0.62)	(0.50)	(0.13)	–	(0.13)	9.24	(5.07)	216,833	0.81	(d)	0.81	(d)	2.58	(d)	15
Year ended 08/31/21	8.05	0.18	1.83	2.01	(0.19)	–	(0.19)	9.87	25.33	243,338	0.80		0.80		2.02		41
Year ended 08/31/20	9.56	0.24	(0.99)	(0.75)	(0.51)	(0.25)	(0.76)	8.05	(8.17)	205,791	0.82		0.82		2.88		72
Year ended 08/31/19	9.11	0.32	0.48	0.80	(0.35)	–	(0.35)	9.56	9.08	137,183	0.81		0.81		3.49		41
Year ended 08/31/18	9.17	0.34	(0.02)	0.32	(0.38)	–	(0.38)	9.11	3.66	135,878	0.82		0.82		3.75		59
Year ended 08/31/17	9.30	0.29	(0.02)	0.27	(0.40)	–	(0.40)	9.17	3.09	151,573	0.84		0.84		3.29		43

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended August 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Real Estate Income Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

11	Invesco Global Real Estate Income Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities

12	Invesco Global Real Estate Income Fund

lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2022, fees paid to the Adviser were less than $500.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the ”expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee

13	Invesco Global Real Estate Income Fund

waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $3,813.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $4,094 in front-end sales commissions from the sale of Class A shares and $0 and $107 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$13,584,857	$–	$13,584,857

Canada	15,966,912	–	–	15,966,912

Denmark	–	2,018,445	–	2,018,445

France	–	11,439,441	–	11,439,441

Germany	–	28,262,670	–	28,262,670

Hong Kong	–	22,566,735	–	22,566,735

Japan	–	59,094,758	–	59,094,758

Mexico	3,976,113	–	–	3,976,113

Singapore	–	17,200,438	–	17,200,438

Spain	–	6,714,621	–	6,714,621

Sweden	–	3,849,699	–	3,849,699

United Kingdom	–	23,969,409	–	23,969,409

United States	465,609,547	3,575,228	–	469,184,775

Money Market Funds	25,546,126	–	–	25,546,126

Total Investments	$511,098,698	$192,276,301	$–	$703,374,999

14	Invesco Global Real Estate Income Fund

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$14,707,054	$19,309,845	$34,016,899

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $122,575,051 and $104,012,000, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$87,285,183

Aggregate unrealized (depreciation) of investments	(21,310,972)

Net unrealized appreciation of investments	$65,974,211

Cost of investments for tax purposes is $637,400,788.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	354,416	$3,425,059	960,076	$8,563,832

Class C	69,758	675,507	90,213	807,295

Class Y	4,479,036	43,035,943	8,987,119	78,519,560

Class R5	13,943	135,803	86,021	757,669

Class R6	298,167	2,870,695	2,977,437	26,323,543

Issued as reinvestment of dividends:
Class A	134,189	1,293,024	217,982	1,875,598

Class C	5,775	55,632	14,968	126,000

Class Y	394,695	3,791,287	590,698	5,075,243

Class R5	4,648	44,745	7,213	62,189

Class R6	336,490	3,239,141	558,978	4,822,673

Automatic conversion of Class C shares to Class A shares:
Class A	141,365	1,352,949	1,118,546	9,641,250

Class C	(141,426)	(1,352,949)	(1,119,207)	(9,641,250)

15	Invesco Global Real Estate Income Fund

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,180,910)	$(11,414,244)	(3,962,671)	$(34,168,959)

Class C	(84,403)	(813,528)	(658,344)	(5,686,927)

Class Y	(3,451,972)	(33,085,047)	(11,255,174)	(97,351,735)

Class R5	(185,540)	(1,833,958)	(103,283)	(893,573)

Class R6	(1,828,009)	(17,663,191)	(4,433,762)	(40,201,442)

Net increase (decrease) in share activity	(639,778)	$(6,243,132)	(5,923,190)	$(51,369,034)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

16	Invesco Global Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$948.60	$5.70	$1,018.94	$5.91	1.18%
Class C	1,000.00	943.90	9.30	1,015.22	9.64	1.93
Class Y	1,000.00	949.60	4.50	1,020.18	4.66	0.93
Class R5	1,000.00	949.00	4.25	1,020.43	4.41	0.88
Class R6	1,000.00	949.30	3.91	1,020.78	4.06	0.81

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Global Real Estate Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	GREI-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco Growth and Income Fund

Nasdaq:

A: ACGIX ∎ C: ACGKX ∎ R: ACGLX ∎ Y: ACGMX ∎ R5: ACGQX ∎ R6: GIFFX

2	Fund Performance
4	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.66%
Class C Shares	5.30
Class R Shares	5.56
Class Y Shares	5.84
Class R5 Shares	5.87
Class R6 Shares	5.90
S&P 500 Index▼ (Broad Market Index)	-2.62
Russell 1000 Value Index▼ (Style-Specific Index)	0.42
Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	1.10

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Growth and Income Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.53%
10 Years	11.02
5 Years	8.37
1 Year	13.74

Class C Shares
Inception (8/2/93)	9.75%
10 Years	10.98
5 Years	8.82
1 Year	18.48

Class R Shares
Inception (10/1/02)	9.35%
10 Years	11.37
5 Years	9.34
1 Year	20.11

Class Y Shares
Inception (10/19/04)	9.09%
10 Years	11.93
5 Years	9.88
1 Year	20.69

Class R5 Shares
Inception (6/1/10)	12.19%
10 Years	12.02
5 Years	9.97
1 Year	20.79

Class R6 Shares
10 Years	12.10%
5 Years	10.07
1 Year	20.88

Effective June 1, 2010, Class A, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Growth and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Growth and Income Fund (renamed Invesco Growth and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Growth and Income Fund

Schedule of Investments(a)

February 28, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.22%
Aerospace & Defense–4.91%
General Dynamics Corp.	186,733	$43,779,552

Raytheon Technologies Corp.	1,167,655	119,918,168

Textron, Inc.	1,124,778	82,255,015

		245,952,735

Apparel Retail–1.52%
TJX Cos., Inc. (The)	1,149,659	75,992,460

Application Software–0.74%
Splunk, Inc.(b)(c)	315,435	37,252,874

Automobile Manufacturers–2.87%
General Motors Co.(b)	3,071,961	143,522,018

Building Products–1.28%
Johnson Controls International PLC	985,859	64,041,401

Cable & Satellite–2.75%
Charter Communications, Inc., Class A(b)	105,907	63,732,715

Comcast Corp., Class A	1,584,340	74,083,738

		137,816,453

Casinos & Gaming–0.79%
Las Vegas Sands Corp.(b)(c)	923,250	39,570,495

Communications Equipment–2.00%
Cisco Systems, Inc.	1,792,116	99,946,309

Construction & Engineering–1.09%
Quanta Services, Inc.	501,944	54,681,779

Consumer Finance–1.81%
American Express Co.	465,764	90,609,729

Data Processing & Outsourced Services–0.93%
Fiserv, Inc.(b)	476,656	46,554,992

Distillers & Vintners–1.24%
Diageo PLC (United Kingdom)	1,254,170	62,237,171

Diversified Banks–6.84%
Bank of America Corp.	3,170,732	140,146,355

Wells Fargo & Co.	3,789,955	202,269,898

		342,416,253

Electric Utilities–2.46%
American Electric Power Co., Inc.	453,130	41,076,234

Exelon Corp.	978,805	41,657,941

FirstEnergy Corp.(c)	960,067	40,178,804

		122,912,979

Electrical Components & Equipment–0.86%
Emerson Electric Co.	462,517	42,977,080

Electronic Components–0.79%
Corning, Inc.	981,021	39,633,248

	Shares	Value

Electronic Manufacturing Services–0.97%
TE Connectivity Ltd. (Switzerland)	342,030	$48,715,333

Fertilizers & Agricultural Chemicals–1.51%
Corteva, Inc.	1,455,281	75,718,270

Food Distributors–2.00%
Sysco Corp.(c)	576,614	50,223,079

US Foods Holding Corp.(b)	1,273,620	49,785,806

		100,008,885

Gold–0.79%
Barrick Gold Corp. (Canada)	1,748,904	39,472,763

Health Care Distributors–1.31%
McKesson Corp.	239,115	65,747,060

Health Care Equipment–1.86%
Medtronic PLC	581,997	61,103,865

Zimmer Biomet Holdings, Inc.	253,191	32,203,363

		93,307,228

Health Care Facilities–0.89%
Universal Health Services, Inc., Class B	309,741	44,581,022

Health Care Services–2.78%
Cigna Corp.	329,427	78,331,152

CVS Health Corp.	586,202	60,759,837

		139,090,989

Hotels, Resorts & Cruise Lines–1.23%
Booking Holdings, Inc.(b)	28,348	61,578,943

Industrial Machinery–1.21%
Parker-Hannifin Corp.(c)	205,004	60,761,136

Insurance Brokers–1.15%
Willis Towers Watson PLC	257,987	57,350,510

Integrated Oil & Gas–1.95%
Chevron Corp.	679,395	97,832,880

Internet & Direct Marketing Retail–1.05%
Amazon.com, Inc.(b)	17,060	52,395,696

Investment Banking & Brokerage–4.61%
Charles Schwab Corp. (The)	857,606	72,433,403

Goldman Sachs Group, Inc. (The)	246,604	84,163,479

Morgan Stanley	818,763	74,294,555

		230,891,437

IT Consulting & Other Services–3.27%
Cognizant Technology Solutions Corp.,
Class A	1,899,217	163,579,560

Managed Health Care–2.08%
Anthem, Inc.	116,581	52,677,125

Centene Corp.(b)	620,781	51,288,926

		103,966,051

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Growth and Income Fund

	Shares	Value

Movies & Entertainment–2.35%
Netflix, Inc.(b)(c)	93,827	$37,016,628

Walt Disney Co. (The)(b)	543,573	80,698,848

		117,715,476

Multi-line Insurance–2.48%
American International Group, Inc.	2,023,578	123,923,917

Oil & Gas Exploration & Production–6.76%
Canadian Natural Resources Ltd. (Canada)	1,036,745	57,918,669

ConocoPhillips	1,453,668	137,894,947

Devon Energy Corp.	1,348,096	80,279,117

Pioneer Natural Resources Co.	260,915	62,515,234

		338,607,967

Other Diversified Financial Services–0.75%
Voya Financial, Inc.	557,782	37,566,618

Pharmaceuticals–6.99%
Bristol-Myers Squibb Co.	1,141,986	78,420,179

GlaxoSmithKline PLC (United Kingdom)	1,932,349	40,004,939

Johnson & Johnson	249,129	40,999,160

Merck & Co., Inc.	1,086,140	83,176,601

Pfizer, Inc.	615,283	28,881,384

Sanofi (France)	745,341	78,202,944

		349,685,207

Railroads–2.13%
CSX Corp.	3,150,586	106,836,371

Real Estate Services–2.71%
CBRE Group, Inc., Class A(b)	1,402,377	135,820,212

Regional Banks–4.61%
Citizens Financial Group, Inc.	2,008,944	105,308,844

PNC Financial Services Group, Inc. (The)	185,594	36,979,605

Truist Financial Corp.(c)	1,425,709	88,707,614

		230,996,063

Semiconductors–3.79%
Intel Corp.	1,532,406	73,095,766

NXP Semiconductors N.V. (China)	253,362	48,169,184

	Shares	Value

Semiconductors–(continued)
QUALCOMM, Inc.	398,188	$68,484,354

		189,749,304

Specialty Chemicals–0.69%
Axalta Coating Systems Ltd.(b)	1,280,779	34,632,264

Tobacco–2.09%
Philip Morris International, Inc.	1,036,617	104,770,880

Wireless Telecommunication Services–1.33%
T-Mobile US, Inc.(b)	538,402	66,336,510

Total Common Stocks & Other Equity Interests (Cost $3,168,392,495)		4,917,756,528

Money Market Funds–1.53%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	29,726,421	29,726,421

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	13,060,787	13,060,787

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	33,973,053	33,973,053

Total Money Market Funds (Cost $76,757,960)		76,760,261

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $3,245,150,455)		4,994,516,789

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.20%
Invesco Private Government Fund, 0.12%(d)(e)(f)	17,962,743	17,962,743

Invesco Private Prime Fund, 0.08%(d)(e)(f)	41,908,877	41,913,069

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,875,812)		59,875,812

TOTAL INVESTMENTS IN SECURITIES–100.95% (Cost $3,305,026,267)		5,054,392,601

OTHER ASSETS LESS LIABILITIES—(0.95)%		(47,566,085)

NET ASSETS–100.00%		$5,006,826,516

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,019,989	$94,312,929	$(99,606,497)	$-	$-	$ 29,726,421	$ 4,486
Invesco Liquid Assets Portfolio, Institutional Class	16,951,637	67,262,675	(71,147,497)	(2,980)	(3,048)	13,060,787	1,027
Invesco Treasury Portfolio, Institutional Class	40,022,844	107,786,205	(113,835,996)	-	-	33,973,053	2,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Growth and Income Fund

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,663,683	$195,098,034	$(179,798,974)	$-	$-	$17,962,743	$2,060*
Invesco Private Prime Fund	6,215,010	383,508,251	(347,797,355)	-	(12,837)	41,913,069	19,901*
Total	$100,873,163	$847,968,094	$(812,186,319)	$(2,980)	$(15,885)	$136,636,073	$29,483

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

Currency Risk

03/25/2022	Bank of New York Mellon (The)	GBP	59,147,025	USD	80,112,575	$750,213

03/25/2022	State Street Bank & Trust Co.	EUR	52,043,436	USD	59,470,760	1,062,021

03/25/2022	State Street Bank & Trust Co.	GBP	841,708	USD	1,144,043	14,655

03/25/2022	State Street Bank & Trust Co.	USD	7,069,821	CAD	8,999,548	31,203

03/25/2022	State Street Bank & Trust Co.	USD	2,381,123	GBP	1,775,681	1,453

Subtotal–Appreciation						1,859,545

Currency Risk

03/25/2022	State Street Bank & Trust Co.	CAD	63,078,759	USD	49,661,758	(110,055)

03/25/2022	State Street Bank & Trust Co.	EUR	2,045,962	USD	2,296,085	(114)

03/25/2022	State Street Bank & Trust Co.	GBP	2,692,898	USD	3,611,193	(2,087)

03/25/2022	State Street Bank & Trust Co.	USD	1,820,680	EUR	1,615,528	(7,561)

03/25/2022	State Street Bank & Trust Co.	USD	4,392,235	GBP	3,238,747	(46,545)

Subtotal–Depreciation						(166,362)

Total Forward Foreign Currency Contracts						$1,693,183

Abbreviations:

CAD –Canadian Dollar

EUR –Euro

GBP –British Pound Sterling

USD –U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Growth and Income Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2022

Financials	22.25%

Health Care	15.91

Information Technology	12.49

Industrials	11.48

Energy	8.71

Consumer Discretionary	7.46

Communication Services	6.43

Consumer Staples	5.33

Materials	2.99

Real Estate	2.71

Utilities	2.46

Money Market Funds Plus Other Assets Less Liabilities	1.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Growth and Income Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,168,392,495)*	$4,917,756,528

Investments in affiliated money market funds, at value (Cost $136,633,772)	136,636,073

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,859,545

Foreign currencies, at value (Cost $592)	588

Receivable for:
Investments sold	17,809,638

Fund shares sold	2,892,531

Dividends	11,094,170

Investment for trustee deferred compensation and retirement plans	645,237

Other assets	148,068

Total assets	5,088,842,378

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	166,362

Payable for:
Investments purchased	15,299,253

Fund shares reacquired	3,463,576

Collateral upon return of securities loaned	59,875,812

Accrued fees to affiliates	2,172,150

Accrued trustees’ and officers’ fees and benefits	5,849

Accrued other operating expenses	308,622

Trustee deferred compensation and retirement plans	724,238

Total liabilities	82,015,862

Net assets applicable to shares outstanding	$5,006,826,516

Net assets consist of:
Shares of beneficial interest	$3,108,834,258

Distributable earnings	1,897,992,258

$5,006,826,516

Net Assets:
Class A	$2,858,196,794

Class C	$38,010,909

Class R	$59,060,466

Class Y	$498,495,949

Class R5	$451,330,237

Class R6	$1,101,732,161

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	116,311,486

Class C	1,577,894

Class R	2,400,121

Class Y	20,267,107

Class R5	18,320,334

Class R6	44,720,846

Class A:
Net asset value per share	$24.57

Maximum offering price per share (Net asset value of $24.57 ÷ 94.50%)	$26.00

Class C:
Net asset value and offering price per share	$24.09

Class R:
Net asset value and offering price per share	$24.61

Class Y:
Net asset value and offering price per share	$24.60

Class R5:
Net asset value and offering price per share	$24.64

Class R6:
Net asset value and offering price per share	$24.64

*	At February 28, 2022, securities with an aggregate value of $58,172,182 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Growth and Income Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $263,030)	$45,208,675

Dividends from affiliated money market funds (includes securities lending income of $29,865)	37,387

Total investment income	45,246,062

Expenses:
Advisory fees	8,908,097

Administrative services fees	332,712

Custodian fees	16,591

Distribution fees:
Class A	3,554,228

Class C	193,010

Class R	149,693

Transfer agent fees - A, C, R and Y	2,730,082

Transfer agent fees - R5	220,580

Transfer agent fees - R6	190,285

Trustees’ and officers’ fees and benefits	26,924

Registration and filing fees	67,583

Reports to shareholders	136,936

Professional services fees	34,982

Other	36,629

Total expenses	16,598,332

Less: Fees waived and/or expense offset arrangement(s)	(8,697)

Net expenses	16,589,635

Net investment income	28,656,427

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	271,849,721

Affiliated investment securities	(15,885)

Foreign currencies	(9,333)

Forward foreign currency contracts	3,498,872

275,323,375

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(26,812,778)

Affiliated investment securities	(2,980)

Foreign currencies	(2,125)

Forward foreign currency contracts	2,293,985

(24,523,898)

Net realized and unrealized gain	250,799,477

Net increase in net assets resulting from operations	$279,455,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021

Operations:
Net investment income	$28,656,427	$68,639,257

Net realized gain	275,323,375	857,201,316

Change in net unrealized appreciation (depreciation)	(24,523,898)	980,281,737

Net increase in net assets resulting from operations	279,455,904	1,906,122,310

Distributions to shareholders from distributable earnings:
Class A	(490,740,885)	(101,687,980)

Class C	(6,681,471)	(1,180,622)

Class R	(10,279,763)	(2,140,284)

Class Y	(87,460,696)	(20,082,775)

Class R5	(76,032,713)	(17,731,841)

Class R6	(189,836,312)	(46,382,877)

Total distributions from distributable earnings	(861,031,840)	(189,206,379)

Share transactions–net:
Class A	346,974,624	(738,134,373)

Class C	3,365,386	(12,461,497)

Class R	5,263,700	(20,257,319)

Class Y	40,043,406	(135,193,031)

Class R5	63,190,526	(147,333,183)

Class R6	126,289,258	(437,686,125)

Net increase (decrease) in net assets resulting from share transactions	585,126,900	(1,491,065,528)

Net increase in net assets	3,550,964	225,850,403

Net assets:
Beginning of period	5,003,275,552	4,777,425,149

End of period	$5,006,826,516	$5,003,275,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Growth and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/22	$28.10	$0.14		$1.27	$1.41	$(0.14)	$(4.80)	$(4.94)	$24.57	5.66%		$2,858,197	0.79	%(d)	0.79	%(d)	1.03	%(d)	10%
Year ended 08/31/21	20.01	0.30		8.63	8.93	(0.35)	(0.49)	(0.84)	28.10	45.62		2,844,145	0.80		0.80		1.22		33
Year ended 08/31/20	22.89	0.41		(1.24)	(0.83)	(0.44)	(1.61)	(2.05)	20.01	(4.39)		2,609,002	0.81		0.81		1.97		26
Year ended 08/31/19	27.50	0.44		(2.02)	(1.58)	(0.43)	(2.60)	(3.03)	22.89	(4.99)		3,386,466	0.81		0.81		1.84		23
Year ended 08/31/18	27.42	0.40		2.76	3.16	(0.52)	(2.56)	(3.08)	27.50	11.96		3,954,641	0.80		0.80		1.44		29
Year ended 08/31/17	25.12	0.53	(e)	3.64	4.17	(0.42)	(1.45)	(1.87)	27.42	16.90		3,972,916	0.82		0.82		1.96	(e)	16
Class C
Six months ended 02/28/22	27.69	0.04		1.26	1.30	(0.10)	(4.80)	(4.90)	24.09	5.30		38,011	1.54	(d)	1.54	(d)	0.28	(d)	10
Year ended 08/31/21	19.73	0.12		8.51	8.63	(0.18)	(0.49)	(0.67)	27.69	44.53	(f)	39,357	1.50	(f)	1.50	(f)	0.52	(f)	33
Year ended 08/31/20	22.57	0.25		(1.20)	(0.95)	(0.28)	(1.61)	(1.89)	19.73	(5.05)		38,808	1.56		1.56		1.22		26
Year ended 08/31/19	27.15	0.27		(2.00)	(1.73)	(0.25)	(2.60)	(2.85)	22.57	(5.67	)(f)	76,522	1.53	(f)	1.53	(f)	1.12	(f)	23
Year ended 08/31/18	27.09	0.19		2.74	2.93	(0.31)	(2.56)	(2.87)	27.15	11.17	(f)	243,564	1.53	(f)	1.53	(f)	0.71	(f)	29
Year ended 08/31/17	24.84	0.32	(e)	3.60	3.92	(0.22)	(1.45)	(1.67)	27.09	16.00		253,253	1.57		1.57		1.21	(e)	16
Class R
Six months ended 02/28/22	28.13	0.10		1.28	1.38	(0.10)	(4.80)	(4.90)	24.61	5.56		59,060	1.04	(d)	1.04	(d)	0.78	(d)	10
Year ended 08/31/21	20.03	0.24		8.64	8.88	(0.29)	(0.49)	(0.78)	28.13	45.26		60,808	1.05		1.05		0.97		33
Year ended 08/31/20	22.90	0.36		(1.23)	(0.87)	(0.39)	(1.61)	(2.00)	20.03	(4.60)		61,342	1.06		1.06		1.72		26
Year ended 08/31/19	27.52	0.38		(2.03)	(1.65)	(0.37)	(2.60)	(2.97)	22.90	(5.27)		84,224	1.06		1.06		1.59		23
Year ended 08/31/18	27.43	0.33		2.77	3.10	(0.45)	(2.56)	(3.01)	27.52	11.71		115,360	1.05		1.05		1.19		29
Year ended 08/31/17	25.14	0.46	(e)	3.64	4.10	(0.36)	(1.45)	(1.81)	27.43	16.55		119,766	1.07		1.07		1.71	(e)	16
Class Y
Six months ended 02/28/22	28.12	0.17		1.28	1.45	(0.17)	(4.80)	(4.97)	24.60	5.84		498,496	0.54	(d)	0.54	(d)	1.28	(d)	10
Year ended 08/31/21	20.03	0.36		8.63	8.99	(0.41)	(0.49)	(0.90)	28.12	45.94		517,664	0.55		0.55		1.47		33
Year ended 08/31/20	22.91	0.47		(1.24)	(0.77)	(0.50)	(1.61)	(2.11)	20.03	(4.12)		477,858	0.56		0.56		2.22		26
Year ended 08/31/19	27.53	0.50		(2.03)	(1.53)	(0.49)	(2.60)	(3.09)	22.91	(4.78)		938,866	0.56		0.56		2.09		23
Year ended 08/31/18	27.44	0.47		2.77	3.24	(0.59)	(2.56)	(3.15)	27.53	12.27		1,266,205	0.55		0.55		1.69		29
Year ended 08/31/17	25.15	0.59	(e)	3.64	4.23	(0.49)	(1.45)	(1.94)	27.44	17.13		1,152,199	0.57		0.57		2.21	(e)	16
Class R5
Six months ended 02/28/22	28.16	0.18		1.28	1.46	(0.18)	(4.80)	(4.98)	24.64	5.87		451,330	0.48	(d)	0.48	(d)	1.34	(d)	10
Year ended 08/31/21	20.06	0.38		8.64	9.02	(0.43)	(0.49)	(0.92)	28.16	46.04		438,989	0.47		0.47		1.55		33
Year ended 08/31/20	22.94	0.49		(1.24)	(0.75)	(0.52)	(1.61)	(2.13)	20.06	(4.03)		443,315	0.48		0.48		2.30		26
Year ended 08/31/19	27.56	0.52		(2.03)	(1.51)	(0.51)	(2.60)	(3.11)	22.94	(4.70)		746,385	0.48		0.48		2.17		23
Year ended 08/31/18	27.47	0.49		2.77	3.26	(0.61)	(2.56)	(3.17)	27.56	12.35		932,196	0.48		0.48		1.76		29
Year ended 08/31/17	25.17	0.61	(e)	3.65	4.26	(0.51)	(1.45)	(1.96)	27.47	17.26		799,681	0.49		0.49		2.29	(e)	16
Class R6
Six months ended 02/28/22	28.16	0.19		1.28	1.47	(0.19)	(4.80)	(4.99)	24.64	5.90		1,101,732	0.41	(d)	0.41	(d)	1.41	(d)	10
Year ended 08/31/21	20.06	0.39		8.65	9.04	(0.45)	(0.49)	(0.94)	28.16	46.16		1,102,312	0.40		0.40		1.62		33
Year ended 08/31/20	22.94	0.50		(1.23)	(0.73)	(0.54)	(1.61)	(2.15)	20.06	(3.93)		1,147,101	0.39		0.39		2.39		26
Year ended 08/31/19	27.57	0.54		(2.04)	(1.50)	(0.53)	(2.60)	(3.13)	22.94	(4.64)		1,494,527	0.38		0.38		2.27		23
Year ended 08/31/18	27.48	0.51		2.77	3.28	(0.63)	(2.56)	(3.19)	27.57	12.46		1,666,520	0.38		0.38		1.86		29
Year ended 08/31/17	25.18	0.64	(e)	3.65	4.29	(0.54)	(1.45)	(1.99)	27.48	17.36		1,638,500	0.39		0.39		2.39	(e)	16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended August 31, 2017. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.40 and 1.47%, $0.19 and 0.72%, $0.33 and 1.22%, $0.46 and 1.72%, $0.48 and 1.80% and $0.51 and 1.90% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.95%, 0.96% and 0.98% for the years ended August 31, 2021, 2019 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Growth and Income Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Growth and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Growth and Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2022, the Fund paid the Adviser $707 in fees for securities lending agent services.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2)

13	Invesco Growth and Income Fund

currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and    pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.36%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $8,595.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Trust has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Trust and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Trust, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of

14	Invesco Growth and Income Fund

shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2022, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $147,324 in front-end sales commissions from the sale of Class A shares and $1,046 and $973 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2022, the Fund incurred $5,502 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$4,737,311,474	$180,445,054	$-	$4,917,756,528

Money Market Funds	76,760,261	59,875,812	-	136,636,073

Total Investments in Securities	4,814,071,735	240,320,866	-	5,054,392,601

Other Investments - Assets*

Forward Foreign Currency Contracts	-	1,859,545	-	1,859,545

Other Investments - Liabilities*

Forward Foreign Currency Contracts	-	(166,362)	-	(166,362)

Total Other Investments	-	1,693,183	-	1,693,183

Total Investments	$4,814,071,735	$242,014,049	$-	$5,056,085,784

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2022:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$1,859,545

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$1,859,545

15	Invesco Growth and Income Fund

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(166,362)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(166,362)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2022.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount
Bank of New York Mellon (The)	$750,213	$-	$750,213	$-	$-	$750,213
State Street Bank & Trust Co.	1,109,332	(166,362)	942,970	-	-	942,970
Total	$1,859,545	$(166,362)	$1,693,183	$-	$-	$1,693,183

Effect of Derivative Investments for the six months ended February 28, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Currency
Risk
Realized Gain:
Forward foreign currency contracts	$3,498,872
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	2,293,985
Total	$5,792,857

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts
Average notional value	$267,438,709

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $102.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

16	Invesco Growth and Income Fund

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $497,894,627 and $727,650,737, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,755,530,752

Aggregate unrealized (depreciation) of investments	(50,470,674)

Net unrealized appreciation of investments	$1,705,060,078

Cost of investments for tax purposes is $3,351,025,706.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	3,281,921	$86,434,461	6,262,905	$155,820,060

Class C	93,774	2,438,260	168,405	4,141,250

Class R	142,957	3,780,683	629,279	14,693,680

Class Y	1,388,178	36,370,004	4,335,362	103,577,557

Class R5	1,241,051	32,525,393	3,662,755	87,852,898

Class R6	2,643,589	70,424,984	8,524,192	212,577,136

Issued as reinvestment of dividends:
Class A	18,910,495	449,106,223	4,121,821	93,954,730

Class C	266,741	6,210,562	48,694	1,084,106

Class R	432,325	10,279,691	94,153	2,139,934

Class Y	3,022,379	71,846,420	771,216	17,622,639

Class R5	3,193,527	76,027,474	775,507	17,704,193

Class R6	7,895,754	187,995,824	1,995,101	45,555,825

Automatic conversion of Class C shares to Class A shares:
Class A	71,261	1,880,183	317,573	7,479,404

Class C	(72,469)	(1,880,183)	(321,881)	(7,479,404)

Reacquired:
Class A	(7,179,562)	(190,446,243)	(39,837,703)	(995,388,567)

Class C	(131,452)	(3,403,253)	(441,213)	(10,207,449)

Class R	(337,119)	(8,796,674)	(1,623,273)	(37,090,933)

Class Y	(2,551,869)	(68,173,018)	(10,554,740)	(256,393,227)

Class R5	(1,703,493)	(45,362,341)	(10,952,000)	(252,890,274)

Class R6	(4,962,584)	(132,131,550)	(28,557,570)	(695,819,086)

Net increase (decrease) in share activity	25,645,404	$585,126,900	(60,581,417)	$(1,491,065,528)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,056.60	$4.03	$1,020.88	$3.96	0.79%
Class C	1,000.00	1,053.00	7.84	1,017.16	7.70	1.54
Class R	1,000.00	1,055.60	5.30	1,019.64	5.21	1.04
Class Y	1,000.00	1,058.40	2.76	1,022.12	2.71	0.54
Class R5	1,000.00	1,058.70	2.45	1,022.41	2.41	0.48
Class R6	1,000.00	1,059.00	2.09	1,022.76	2.06	0.41

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco Growth and Income Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-GRI-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco Income Advantage U.S. Fund

Nasdaq:

A: SCAUX ∎ C: SCCUX ∎ R: SCRUX ∎ Y: SCAYX ∎ Investor: SCNUX ∎ R5: SCIUX ∎ R6: SLESX

2	Fund Performance
4	Schedule of Investments
11	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
21	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance. Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.16%
Class C Shares	-3.50
Class R Shares	-3.26
Class Y Shares	-3.05
Investor Class Shares	-3.14
Class R5 Shares	-3.00
Class R6 Shares	-3.00
S&P 500 Index▼ (Broad Market/Style-Specific Index)	-2.62
Lipper Equity Income Funds Index∎ (Peer Group Index)	1.77

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Lipper Equity Income Funds Index is an unmanaged index considered representative of equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Income Advantage U.S. Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.44%
10 Years	6.30
5 Years	3.14
1 Year	5.74

Class C Shares
Inception (3/31/06)	4.41%
10 Years	6.25
5 Years	3.51
1 Year	10.07

Class R Shares
Inception (3/31/06)	4.56%
10 Years	6.65
5 Years	4.04
1 Year	11.59

Class Y Shares
Inception (10/3/08)	7.32%
10 Years	7.17
5 Years	4.57
1 Year	12.15

Investor Class Shares
Inception (4/25/08)	4.85%
10 Years	6.90
5 Years	4.30
1 Year	11.83

Class R5 Shares
Inception (3/31/06)	5.18%
10 Years	7.34
5 Years	4.73
1 Year	12.29

Class R6 Shares
10 Years	7.13%
5 Years	4.74
1 Year	12.30

Effective July 15, 2021, Invesco Low Volatility Equity Yield Fund was renamed Invesco Income Advantage U.S. Fund. The Fund’s strategy also changed to invest in equity-linked notes and focus on factor based equity exposures, therefore results prior to July 15, 2021, reflect the performance of the Fund’s prior strategy.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Income Advantage U.S. Fund

Schedule of Investments(a)

February 28, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–52.06%
Advertising–0.06%
Omnicom Group, Inc.	1,369	$114,845

Aerospace & Defense–1.09%
General Dynamics Corp.	2,045	479,450

L3Harris Technologies, Inc.	822	207,399

Lockheed Martin Corp.	1,245	540,081

Northrop Grumman Corp.	1,156	511,114

Raytheon Technologies Corp.	3,715	381,530

		2,119,574

Agricultural & Farm Machinery–0.13%
Deere & Co.	703	253,094

Agricultural Products–0.08%
Archer-Daniels-Midland Co.	2,021	158,547

Air Freight & Logistics–0.40%
Expeditors International of Washington, Inc.	626	64,703

FedEx Corp.	925	205,600

United Parcel Service, Inc., Class B	2,472	520,158

		790,461

Alternative Carriers–0.09%
Liberty Global PLC, Class C (United Kingdom)(b)	4,856	125,625

Lumen Technologies, Inc.	4,862	50,370

		175,995

Apparel Retail–0.09%
Ross Stores, Inc.	887	81,063

TJX Cos., Inc. (The)	1,433	94,721

		175,784

Apparel, Accessories & Luxury Goods–0.05%
lululemon athletica, inc.(b)	312	99,821

Application Software–1.01%
Adobe, Inc.(b)	1,786	835,276

Cadence Design Systems, Inc.(b)	704	106,607

Citrix Systems, Inc.	298	30,545

HubSpot, Inc.(b)	119	62,475

Intuit, Inc.	1,121	531,769

salesforce.com, inc.(b)	778	163,792

Synopsys, Inc.(b)	512	159,944

Unity Software, Inc.(b)	188	20,013

Workday, Inc., Class A(b)	270	61,843

		1,972,264

Asset Management & Custody Banks–0.67%
Ameriprise Financial, Inc.	135	40,472

Bank of New York Mellon Corp. (The)	1,212	64,418

BlackRock, Inc.	285	212,008

Blackstone, Inc., Class A	5,304	676,101

KKR & Co., Inc., Class A	1,850	111,222

Northern Trust Corp.	243	27,678

	Shares	Value

Asset Management & Custody Banks–(continued)
State Street Corp.	484	$41,300

T. Rowe Price Group, Inc.	877	126,779

		1,299,978

Auto Parts & Equipment–0.03%
Aptiv PLC(b)	395	51,129

Automobile Manufacturers–0.79%
Ford Motor Co.	25,812	453,259

General Motors Co.(b)	7,011	327,554

Tesla, Inc.(b)	878	764,237

		1,545,050

Automotive Retail–0.31%
AutoZone, Inc.(b)	197	367,088

O’Reilly Automotive, Inc.(b)	370	240,219

		607,307

Biotechnology–1.05%
Amgen, Inc.(c)	1,542	349,232

Biogen, Inc.(b)	774	163,322

BioMarin Pharmaceutical, Inc.(b)	297	23,202

BioNTech SE, ADR (Germany)(b)(c)	1,894	285,634

Gilead Sciences, Inc.	5,846	353,098

Incyte Corp.(b)	525	35,857

Moderna, Inc.(b)	3,313	508,877

Regeneron Pharmaceuticals, Inc.(b)	313	193,547

Vertex Pharmaceuticals, Inc.(b)	621	142,842

		2,055,611

Broadcasting–0.18%
Fox Corp., Class A	4,092	171,168

Paramount Global, Class B	5,705	174,630

		345,798

Building Products–0.24%
Carrier Global Corp.	2,475	111,078

Johnson Controls International PLC	4,527	294,074

Trane Technologies PLC	410	63,111

		468,263

Cable & Satellite–0.82%
Charter Communications, Inc., Class A(b)	753	453,140

Comcast Corp., Class A	21,611	1,010,531

Liberty Broadband Corp., Class C(b)	338	49,585

Liberty Media Corp.-Liberty SiriusXM, Class C(b)	991	49,867

Sirius XM Holdings, Inc.	5,195	32,001

		1,595,124

Commodity Chemicals–0.15%
Dow, Inc.	1,545	91,093

LyondellBasell Industries N.V., Class A	2,085	202,725

		293,818

Communications Equipment–0.75%
Arista Networks, Inc.(b)	717	87,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Income Advantage U.S. Fund

	Shares	Value

Communications Equipment–(continued)
Cisco Systems, Inc.	22,671	$1,264,362

Motorola Solutions, Inc.	501	110,436

		1,462,795

Computer & Electronics Retail–0.03%
Best Buy Co., Inc.	713	68,904

Construction Machinery & Heavy Trucks–0.28%
Caterpillar, Inc.	1,734	325,263

Cummins, Inc.	749	152,886

PACCAR, Inc.	843	77,396

		555,545

Construction Materials–0.03%
Martin Marietta Materials, Inc.	54	20,488

Vulcan Materials Co.	181	32,842

		53,330

Consumer Electronics–0.04%
Garmin Ltd.	658	72,670

Consumer Finance–0.66%
American Express Co.	2,150	418,261

Capital One Financial Corp.	3,162	484,640

Discover Financial Services	1,393	171,952

Synchrony Financial	5,054	216,210

		1,291,063

Copper–0.09%
Freeport-McMoRan, Inc.	3,626	170,241

Data Processing & Outsourced Services–1.39%
Automatic Data Processing, Inc.	1,495	305,638

Fidelity National Information Services, Inc.	2,191	208,649

Fiserv, Inc.(b)	1,506	147,091

FleetCor Technologies, Inc.(b)	117	27,401

Global Payments, Inc.	962	128,312

Mastercard, Inc., Class A	814	293,707

Paychex, Inc.	901	107,273

Visa, Inc., Class A(c)	6,902	1,491,660

		2,709,731

Distillers & Vintners–0.03%
Constellation Brands, Inc., Class A	293	63,177

Distributors–0.05%
Genuine Parts Co.	832	101,637

Diversified Banks–1.43%
Bank of America Corp.	18,091	799,622

Citigroup, Inc.	7,908	468,391

JPMorgan Chase & Co.	5,477	776,639

U.S. Bancorp	1,348	76,216

Wells Fargo & Co.	12,706	678,119

		2,798,987

Diversified Support Services–0.04%
Cintas Corp.	90	33,779

Copart, Inc.(b)	300	36,864

		70,643

	Shares	Value

Drug Retail–0.06%
Walgreens Boots Alliance, Inc.	2,479	$114,257

Electric Utilities–1.01%
American Electric Power Co., Inc.	1,756	159,181

Constellation Energy Corp.	1,309	60,188

Duke Energy Corp.	3,710	372,521

Entergy Corp.	583	61,337

Eversource Energy	1,016	83,109

Exelon Corp.	3,928	167,176

FirstEnergy Corp.	2,535	106,090

NextEra Energy, Inc.	4,599	359,964

PPL Corp.	6,286	164,505

Southern Co. (The)	5,412	350,535

Xcel Energy, Inc.	1,289	86,788

		1,971,394

Electrical Components & Equipment–0.21%
AMETEK, Inc.	193	25,050

Eaton Corp. PLC	790	121,889

Emerson Electric Co.	1,997	185,561

Rockwell Automation, Inc.	328	87,438

		419,938

Electronic Components–0.09%
Amphenol Corp., Class A	1,350	102,613

Corning, Inc.	1,624	65,610

		168,223

Electronic Equipment & Instruments–0.07%
Keysight Technologies, Inc.(b)	533	83,878

Zebra Technologies Corp., Class A(b)	122	50,428

		134,306

Electronic Manufacturing Services–0.06%
TE Connectivity Ltd. (Switzerland)	791	112,662

Environmental & Facilities Services–0.28%
Republic Services, Inc.	1,140	137,119

Waste Connections, Inc.	817	100,892

Waste Management, Inc.	2,078	300,063

		538,074

Fertilizers & Agricultural Chemicals–0.05%
Corteva, Inc.	1,756	91,365

Financial Exchanges & Data–0.70%
CME Group, Inc., Class A	442	104,546

Coinbase Global, Inc., Class A(b)	560	106,831

Intercontinental Exchange, Inc.	1,215	155,666

Moody’s Corp.	627	201,913

MSCI, Inc.	384	192,649

Nasdaq, Inc.	442	75,648

S&P Global, Inc.	1,391	522,545

		1,359,798

Food Retail–0.09%
Kroger Co. (The)	3,741	175,079

Footwear–0.17%
NIKE, Inc., Class B	2,407	328,676

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Income Advantage U.S. Fund

	Shares	Value

General Merchandise Stores–0.44%
Dollar General Corp.	1,414	$280,453

Dollar Tree, Inc.(b)	677	96,188

Target Corp.	2,422	483,843

		860,484

Gold–0.05%
Newmont Corp.	1,378	91,224

Health Care Distributors–0.12%
AmerisourceBergen Corp.	263	37,485

Cardinal Health, Inc.	499	26,951

McKesson Corp.	585	160,852

		225,288

Health Care Equipment–1.01%
Abbott Laboratories	3,206	386,708

Baxter International, Inc.	1,201	102,049

Becton, Dickinson and Co.	758	205,630

Boston Scientific Corp.(b)	1,545	68,243

DexCom, Inc.(b)	149	61,673

Edwards Lifesciences Corp.(b)	1,490	167,431

IDEXX Laboratories, Inc.(b)	243	129,361

Intuitive Surgical, Inc.(b)	777	225,586

Medtronic PLC	3,980	417,860

ResMed, Inc.	292	72,051

Stryker Corp.	359	94,543

Zimmer Biomet Holdings, Inc.	348	44,262

		1,975,397

Health Care Facilities–0.07%
HCA Healthcare, Inc.	514	128,659

Health Care REITs–0.11%
Ventas, Inc.	1,820	98,280

Welltower, Inc.	1,290	107,444

		205,724

Health Care Services–0.68%
Cigna Corp.	1,590	378,070

CVS Health Corp.	7,356	762,450

Laboratory Corp. of America Holdings(b)	363	98,467

Quest Diagnostics, Inc.	668	87,688

		1,326,675

Health Care Supplies–0.02%
Align Technology, Inc.(b)	87	44,497

Health Care Technology–0.07%
Cerner Corp.	1,167	108,823

Veeva Systems, Inc., Class A(b)	134	30,692

		139,515

Home Improvement Retail–1.06%
Home Depot, Inc. (The)	4,780	1,509,668

Lowe’s Cos., Inc.	2,506	553,976

		2,063,644

Homebuilding–0.12%
D.R. Horton, Inc.	752	64,221

Lennar Corp., Class A	1,798	161,604

		225,825

	Shares	Value

Hotels, Resorts & Cruise Lines–0.06%
Booking Holdings, Inc.(b)	56	$121,646

Household Products–0.98%
Clorox Co. (The)	386	56,275

Colgate-Palmolive Co.	2,916	224,386

Kimberly-Clark Corp.	992	129,109

Procter & Gamble Co. (The)	9,655	1,505,118

		1,914,888

Hypermarkets & Super Centers–0.96%
Costco Wholesale Corp.	2,154	1,118,464

Walmart, Inc.	5,547	749,733

		1,868,197

Industrial Conglomerates–0.26%
3M Co.	584	86,811

Honeywell International, Inc.	1,253	237,757

Roper Technologies, Inc.	414	185,563

		510,131

Industrial Gases–0.21%
Air Products and Chemicals, Inc.	264	62,383

Linde PLC (United Kingdom)	1,211	355,114

		417,497

Industrial Machinery–0.27%
Dover Corp.	411	64,469

Fortive Corp.	1,037	67,146

Illinois Tool Works, Inc.	540	116,823

Otis Worldwide Corp.	1,979	155,015

Parker-Hannifin Corp.	241	71,430

Stanley Black & Decker, Inc.	368	59,874

		534,757

Industrial REITs–0.17%
Prologis, Inc.	2,260	329,621

Insurance Brokers–0.45%
Aon PLC, Class A	1,275	372,479

Arthur J. Gallagher & Co.	544	86,055

Marsh & McLennan Cos., Inc.	2,384	370,497

Willis Towers Watson PLC	270	60,021

		889,052

Integrated Oil & Gas–0.42%
Chevron Corp.	3,295	474,480

Exxon Mobil Corp.	3,175	248,984

Occidental Petroleum Corp.	2,448	107,051

		830,515

Integrated Telecommunication Services–1.87%
AT&T, Inc.	60,953	1,443,977

Verizon Communications, Inc.	41,127	2,207,286

		3,651,263

Interactive Home Entertainment–0.15%
Activision Blizzard, Inc.	1,861	151,671

Electronic Arts, Inc.	1,150	149,604

		301,275

Interactive Media & Services–3.66%
Alphabet, Inc., Class A(b)	1,833	4,951,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Income Advantage U.S. Fund

	Shares	Value

Interactive Media & Services–(continued)
Meta Platforms, Inc., Class A(b)	10,236	$2,160,103

Twitter, Inc.(b)	828	29,435

		7,140,728

Internet & Direct Marketing Retail–0.72%
Amazon.com, Inc.(b)	372	1,142,509

DoorDash, Inc., Class A(b)	174	18,261

eBay, Inc.	3,470	189,427

MercadoLibre, Inc. (Brazil)(b)	57	64,219

		1,414,416

Internet Services & Infrastructure–0.13%
Akamai Technologies, Inc.(b)	766	82,927

Snowflake, Inc., Class A(b)	254	67,478

VeriSign, Inc.(b)	516	110,279

		260,684

Investment Banking & Brokerage–0.41%
Charles Schwab Corp. (The)	2,036	171,960

Goldman Sachs Group, Inc. (The)	1,389	474,052

Morgan Stanley	1,662	150,810

		796,822

IT Consulting & Other Services–0.72%
Accenture PLC, Class A	2,616	826,708

Cognizant Technology Solutions Corp., Class A	1,673	144,096

EPAM Systems, Inc.(b)	227	47,159

International Business Machines Corp.	3,169	388,234

		1,406,197

Life & Health Insurance–0.44%
Aflac, Inc.	2,965	181,132

MetLife, Inc.	5,902	398,680

Principal Financial Group, Inc.	718	50,719

Prudential Financial, Inc.	1,989	222,092

		852,623

Life Sciences Tools & Services–0.76%
Agilent Technologies, Inc.	913	119,019

Danaher Corp.	1,723	472,808

IQVIA Holdings, Inc.(b)	420	96,650

Mettler-Toledo International, Inc.(b)	59	83,116

Thermo Fisher Scientific, Inc.	1,063	578,272

Waters Corp.(b)	186	58,912

West Pharmaceutical Services, Inc.	183	70,836

		1,479,613

Managed Health Care–1.27%
Anthem, Inc.	1,254	566,620

Centene Corp.(b)	2,401	198,371

Humana, Inc.	291	126,387

UnitedHealth Group, Inc.	3,324	1,581,792

		2,473,170

Metal & Glass Containers–0.03%
Ball Corp.	730	65,510

Movies & Entertainment–0.06%
Netflix, Inc.(b)	321	126,641

	Shares	Value

Multi-line Insurance–0.17%
American International Group, Inc.	3,325	$203,623

Hartford Financial Services Group, Inc. (The)	1,743	121,104

		324,727

Multi-Sector Holdings–1.41%
Berkshire Hathaway, Inc., Class B(b)	8,556	2,750,326

Multi-Utilities–0.49%
Ameren Corp.	886	76,152

CMS Energy Corp.	1,160	74,251

Consolidated Edison, Inc.	1,385	118,791

Dominion Energy, Inc.	3,109	247,259

DTE Energy Co.	561	68,212

Public Service Enterprise Group, Inc.	876	56,791

Sempra Energy	536	77,302

WEC Energy Group, Inc.	2,726	247,739

		966,497

Office REITs–0.10%
Alexandria Real Estate Equities, Inc.	821	155,497

Boston Properties, Inc.	334	40,852

		196,349

Oil & Gas Equipment & Services–0.07%
Baker Hughes Co., Class A	2,845	83,586

Schlumberger N.V.	1,342	52,660

		136,246

Oil & Gas Exploration & Production–0.46%
ConocoPhillips	4,658	441,858

EOG Resources, Inc.	2,773	318,673

Hess Corp.	698	70,540

Pioneer Natural Resources Co.	273	65,411

		896,482

Oil & Gas Refining & Marketing–0.10%
Marathon Petroleum Corp.	546	42,517

Phillips 66	1,157	97,466

Valero Energy Corp.	569	47,517

		187,500

Oil & Gas Storage & Transportation–0.20%
Cheniere Energy, Inc.	591	78,544

Kinder Morgan, Inc.	10,775	187,485

ONEOK, Inc.	825	53,872

Williams Cos., Inc. (The)	2,375	74,290

		394,191

Packaged Foods & Meats–0.50%
Campbell Soup Co.	630	28,331

Conagra Brands, Inc.	1,067	37,313

General Mills, Inc.	1,706	115,036

Hershey Co. (The)	626	126,615

Hormel Foods Corp.	734	34,968

JM Smucker Co. (The)	470	63,332

Kellogg Co.	817	52,239

Kraft Heinz Co. (The)	3,527	138,329

Mondelez International, Inc., Class A	3,424	224,203

Tyson Foods, Inc., Class A	1,642	152,148

		972,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Income Advantage U.S. Fund

	Shares	Value

Paper Packaging–0.05%
Amcor PLC	3,634	$42,263

International Paper Co.	1,462	63,641

		105,904

Pharmaceuticals–2.78%
Bristol-Myers Squibb Co.	8,454	580,536

Eli Lilly and Co.	2,209	552,140

Johnson & Johnson	11,722	1,929,089

Merck & Co., Inc.	12,591	964,219

Pfizer, Inc.	23,538	1,104,874

Royalty Pharma PLC, Class A	1,035	40,634

Zoetis, Inc.	1,340	259,491

		5,430,983

Property & Casualty Insurance–0.62%
Allstate Corp. (The)	2,339	286,200

Chubb Ltd.	1,742	354,741

Markel Corp.(b)	55	68,360

Progressive Corp. (The)	2,514	266,308

Travelers Cos., Inc. (The)	1,411	242,452

		1,218,061

Railroads–0.42%
CSX Corp.	8,747	296,611

Norfolk Southern Corp.	757	194,185

Union Pacific Corp.	1,366	335,968

		826,764

Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	1,296	125,518

Zillow Group, Inc., Class C(b)	666	38,308

		163,826

Regional Banks–0.24%
Fifth Third Bancorp	801	38,320

First Republic Bank	174	30,147

KeyCorp	3,212	80,525

M&T Bank Corp.	207	37,721

PNC Financial Services Group, Inc. (The)	408	81,294

Regions Financial Corp.	1,727	41,776

SVB Financial Group(b)	78	47,268

Truist Financial Corp.	1,676	104,281

		461,332

Research & Consulting Services–0.09%
CoStar Group, Inc.(b)	550	33,555

Equifax, Inc.	258	56,332

Verisk Analytics, Inc.	452	80,158

		170,045

Residential REITs–0.15%
AvalonBay Communities, Inc.	490	116,909

Equity Residential	1,331	113,535

Essex Property Trust, Inc.	225	71,363

		301,807

Restaurants–0.51%
Chipotle Mexican Grill, Inc.(b)	32	48,747

McDonald’s Corp.	2,281	558,320

Starbucks Corp.	2,678	245,814

	Shares	Value

Restaurants–(continued)
Yum! Brands, Inc.	1,132	$138,761

		991,642

Retail REITs–0.08%
Realty Income Corp.	1,678	110,899

Simon Property Group, Inc.	357	49,109

		160,008

Semiconductor Equipment–0.28%
Applied Materials, Inc.	2,174	291,751

KLA Corp.	205	71,443

Lam Research Corp.	327	183,561

		546,755

Semiconductors–2.65%
Advanced Micro Devices, Inc.(b)	2,836	349,792

Analog Devices, Inc.	780	125,026

Broadcom, Inc.	1,214	713,152

Intel Corp.	20,956	999,601

Marvell Technology, Inc.	1,086	74,207

Microchip Technology, Inc.	842	59,218

Micron Technology, Inc.	3,776	335,536

NVIDIA Corp.	4,146	1,011,002

QUALCOMM, Inc.	3,298	567,223

Skyworks Solutions, Inc.	542	74,888

Texas Instruments, Inc.	5,078	863,209

		5,172,854

Soft Drinks–0.61%
Coca-Cola Co. (The)	4,751	295,702

PepsiCo, Inc.	5,490	898,933

		1,194,635

Specialized REITs–0.88%
American Tower Corp.	1,707	387,267

Crown Castle International Corp.	1,677	279,371

Digital Realty Trust, Inc.	785	105,912

Equinix, Inc.	369	261,890

Public Storage	836	296,797

SBA Communications Corp., Class A	932	282,760

Weyerhaeuser Co.	2,813	109,370

		1,723,367

Specialty Chemicals–0.28%
Celanese Corp.	261	36,352

DuPont de Nemours, Inc.	1,811	140,117

Ecolab, Inc.	576	101,526

PPG Industries, Inc.	222	29,626

Sherwin-Williams Co. (The)	931	244,974

		552,595

Specialty Stores–0.02%
Ulta Beauty, Inc.(b)	81	30,335

Steel–0.17%
Nucor Corp.	2,517	331,288

Systems Software–3.16%
Crowdstrike Holdings, Inc., Class A(b)	208	40,604

Fortinet, Inc.(b)	944	325,227

Microsoft Corp.	15,242	4,554,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Income Advantage U.S. Fund

	Shares	Value

Systems Software–(continued)
NortonLifeLock, Inc.	1,436	$41,615

Oracle Corp.	9,356	710,776

Palo Alto Networks, Inc.(b)	205	121,821

ServiceNow, Inc.(b)	388	225,009

VMware, Inc., Class A	1,216	142,661

		6,161,870

Technology Distributors–0.02%
CDW Corp.	232	40,011

Technology Hardware, Storage & Peripherals–2.20%
Apple, Inc.	22,515	3,717,677

Dell Technologies, Inc., Class C(b)	2,231	113,692

Hewlett Packard Enterprise Co.	8,894	141,592

HP, Inc.	3,372	115,862

NetApp, Inc.	913	71,561

Seagate Technology Holdings PLC	831	85,726

Western Digital Corp.(b)	1,055	53,742

		4,299,852

Tobacco–0.34%
Altria Group, Inc.	5,408	277,376

Philip Morris International, Inc.	3,915	395,689

		673,065

Trading Companies & Distributors–0.03%
Fastenal Co.	503	25,884

W.W. Grainger, Inc.	68	32,440

		58,324

Trucking–0.07%
Old Dominion Freight Line, Inc.	430	135,033

Water Utilities–0.10%
American Water Works Co., Inc.	1,282	193,697

Wireless Telecommunication Services–0.13%
T-Mobile US, Inc.(b)	2,033	250,486

Total Common Stocks & Other Equity Interests (Cost $100,253,897)		101,646,507

	Principal Amount
Equity Linked Notes–31.83%
Diversified Banks–23.54%
Bank of Montreal (Canada),
21.45%, 03/02/2022	$2,714,000	2,732,511

23.67%, 03/31/2022(d)	2,676,000	2,626,764

Barclays Bank PLC (United Kingdom), 18.32%, 03/07/2022(d)	2,721,000	2,671,120

BNP Paribas Issuance B.V. (France),
20.16%, 03/03/2022(d)	2,760,000	2,765,393

20.09%, 03/08/2022(d)	2,865,000	2,759,880

22.46%, 03/24/2022(d)	2,762,000	2,728,156

24.17%, 04/01/2022(d)	2,714,000	2,714,000

Canadian Imperial Bank of Commerce (Canada),
23.00%, 03/28/2022(d)	2,692,000	2,682,384

24.50%, 03/29/2022(d)	2,666,000	2,686,290

	Principal Amount	Value

Diversified Banks–(continued)
HSBC Bank USA N.A.,
20.13%, 03/01/2022	$2,846,000	$2,809,340

20.76%, 03/16/2022(d)	2,793,000	2,581,554

22.90%, 03/30/2022(d)	2,745,000	2,752,834

JPMorgan Chase Bank N.A., 20.00%, 03/18/2022(d)	2,778,000	2,715,915

Royal Bank of Canada (Canada), Conv., 20.86%, 03/09/2022(d)	2,809,000	2,593,225

Societe Generale S.A. (France),
Series 1, 20.47%, 03/15/2022(d)	2,804,000	2,666,522

26.00%, 03/25/2022(d)	2,765,000	2,736,049

Toronto-Dominion Bank (The) (Canada), 21.80%, 03/10/2022(d)	2,847,000	2,742,090

		45,964,027

Diversified Capital Markets–2.75%
Credit Suisse AG (Switzerland), 23.00%, 03/21/2022(d)	2,763,000	2,713,375

UBS AG (Switzerland), 19.44%, 03/14/2022(d)	2,762,000	2,664,280

		5,377,655

Investment Banking & Brokerage–5.54%
GS Finance Corp.,
Series E12L, 20.65%, 03/11/2022(d)	2,827,000	2,720,191

21.55%, 03/23/2022(d)	2,763,000	2,672,645

Nomura International Funding Pte Ltd. (Japan),
22.32%, 03/17/2022(d)	2,875,000	2,737,611

23.68%, 03/22/2022(d)	2,792,000	2,690,236

		10,820,683

Total Equity Linked Notes (Cost $63,739,000)		62,162,365

	Shares
Money Market Funds–22.16%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	15,204,942	15,204,942

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	10,683,915	10,683,915

Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	17,377,077	17,377,077

Total Money Market Funds (Cost $43,268,927)		43,265,934

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-106.05% (Cost $207,261,824)		207,074,806

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.03%
Invesco Private Government Fund, 0.12%(e)(f)(g)	602,936	602,936

Invesco Private Prime Fund, 0.08%(e)(f)(g)	1,406,710	1,406,851

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,009,826)		2,009,787

TOTAL INVESTMENTS IN SECURITIES–107.08% (Cost $209,271,650)		209,084,593

OTHER ASSETS LESS LIABILITIES–(7.08)%		(13,823,781)

NET ASSETS–100.00%		$195,260,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Income Advantage U.S. Fund

Investment Abbreviations:

ADR    - American Depositary Receipt

Conv.  - Convertible

REIT   - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $56,620,514, which represented 29.00% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,010,732	$15,170,032	$(13,975,822)	$ -	$-	$15,204,942	$2,019
Invesco Liquid Assets Portfolio, Institutional Class	9,842,452	10,828,828	(9,982,731)	(2,993)	(1,641)	10,683,915	658
Invesco Treasury Portfolio, Institutional Class	16,012,265	17,337,180	(15,972,368)	-	-	17,377,077	904
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	285,777	2,893,107	(2,575,948)	-	-	602,936	38*
Invesco Private Prime Fund	666,814	6,922,103	(6,181,808)	(39)	(219)	1,406,851	204*
Total	$40,818,040	$53,151,250	$(48,688,677)	$(3,032)	$(1,860)	$45,275,721	$3,823

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2022

Financials	39.03%

Information Technology	12.53

Health Care	7.83

Communication Services	7.02

Consumer Discretionary	4.49

Industrials	3.81

Consumer Staples	3.65

Other Sectors, Each Less than 2% of Net Assets	5.53

Money Market Funds Plus Other Assets Less Liabilities	16.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Income Advantage U.S. Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 163,992,897)*	$163,808,872

Investments in affiliated money market funds, at value (Cost $ 45,278,753)	45,275,721

Deposits with brokers:
Cash collateral - exchange-traded futures contracts	1,200,036

Receivable for:
Investments sold	25

Fund shares sold	14,384

Dividends	143,199

Interest	496,648

Investment for trustee deferred compensation and retirement plans	131,456

Other assets	44,598

Total assets	211,114,939

Liabilities:
Payable for:
Investments purchased	13,493,000

Fund shares reacquired	27,308

Amount due custodian	50,872

Collateral upon return of securities loaned	2,009,826

Accrued fees to affiliates	91,825

Accrued trustees’ and officers’ fees and benefits	2,733

Accrued other operating expenses	38,758

Trustee deferred compensation and retirement plans	139,805

Total liabilities	15,854,127

Net assets applicable to shares outstanding	$195,260,812

Net assets consist of:
Shares of beneficial interest	$198,245,211

Distributable earnings (loss)	(2,984,399)

$195,260,812

Net Assets:
Class A	$138,101,930

Class C	$3,356,043

Class R	$550,316

Class Y	$7,673,089

Investor Class	$34,395,594

Class R5	$11,152,427

Class R6	$31,413

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	13,178,417

Class C	326,170

Class R	52,783

Class Y	728,778

Investor Class	3,269,304

Class R5	1,058,078

Class R6	2,981

Class A:
Net asset value per share	$10.48

Maximum offering price per share (Net asset value of $10.48 ÷ 94.50%)	$11.09

Class C:
Net asset value and offering price per share	$10.29

Class R:
Net asset value and offering price per share	$10.43

Class Y:
Net asset value and offering price per share	$10.53

Investor Class:
Net asset value and offering price per share	$10.52

Class R5:
Net asset value and offering price per share	$10.54

Class R6:
Net asset value and offering price per share	$10.54

*	At February 28, 2022, securities with an aggregate value of $1,948,048 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Income Advantage U.S. Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:

Interest	$5,527,229

Dividends (net of foreign withholding taxes of $16)	858,877

Dividends from affiliated money market funds (includes securities lending income of $530)	4,111

Total investment income	6,390,217

Expenses:

Advisory fees	614,937

Administrative services fees	14,037

Custodian fees	3,124

Distribution fees:
Class A	181,476

Class C	17,812

Class R	1,552

Investor Class	44,885

Transfer agent fees - A, C, R, Y and Investor	136,202

Transfer agent fees - R5	2,061

Transfer agent fees - R6	6

Trustees’ and officers’ fees and benefits	9,362

Registration and filing fees	46,330

Reports to shareholders	14,649

Professional services fees	24,671

Other	5,821

Total expenses	1,116,925

Less: Fees waived and/or expenses reimbursed	(49,880)

Net expenses	1,067,045

Net investment income	5,323,172

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(3,570,475)

Affiliated investment securities	(1,860)

Foreign currencies	2,280

Futures contracts	105,710

(3,464,345)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,177,616)

Affiliated investment securities	(3,032)

(8,180,648)

Net realized and unrealized gain (loss)	(11,644,993)

Net increase (decrease) in net assets resulting from operations	$(6,321,821)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Income Advantage U.S. Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021

Operations:

Net investment income	$5,323,172	$2,288,990

Net realized gain (loss)	(3,464,345)	47,960,664

Change in net unrealized appreciation (depreciation)	(8,180,648)	(11,487,873)

Net increase (decrease) in net assets resulting from operations	(6,321,821)	38,761,781

Distributions to shareholders from distributable earnings:

Class A	(17,960,759)	(1,891,530)

Class C	(426,689)	(23,728)

Class R	(72,073)	(6,991)

Class Y	(1,026,922)	(118,536)

Investor Class	(4,441,434)	(460,860)

Class R5	(1,452,566)	(182,973)

Class R6	(4,454)	(852)

Total distributions from distributable earnings	(25,384,897)	(2,685,470)

Share transactions–net:

Class A	10,105,459	(12,068,731)

Class C	158,774	(899,909)

Class R	(49,894)	15,555

Class Y	575,191	(336,377)

Investor Class	2,968,337	(2,656,268)

Class R5	1,243,316	281,797

Class R6	272	(74,355)

Net increase (decrease) in net assets resulting from share transactions	15,001,455	(15,738,288)

Net increase (decrease) in net assets	(16,705,263)	20,338,023

Net assets:

Beginning of period	211,966,075	191,628,052

End of period	$195,260,812	$211,966,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Income Advantage U.S. Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/22	$12.29	$0.30	$(0.63)	$(0.33)	$(0.29)	$(1.19)	$(1.48)	$10.48	(3.16)%	$138,102	1.05	%(d)	1.10	%(d)	5.18	%(d)	21%
Year ended 08/31/21	10.24	0.13	2.07	2.20	(0.15)	-	(0.15)	12.29	21.70	150,436	1.16		1.17		1.15		143
Year ended 08/31/20	10.43	0.17	(0.20)	(0.03)	(0.16)	-	(0.16)	10.24	(0.15)	136,770	1.18		1.18		1.63		122
Year ended 08/31/19	12.13	0.17	(1.54)	(1.37)	(0.13)	(0.20)	(0.33)	10.43	(11.34)	153,641	1.18		1.18		1.54		117
Year ended 08/31/18	10.86	0.15	1.31	1.46	(0.19)	-	(0.19)	12.13	13.57	175,074	1.21		1.21		1.35		119
Year ended 08/31/17	9.97	0.24	0.90	1.14	(0.25)	-	(0.25)	10.86	11.65	170,628	1.21		1.21		2.33		108
Class C
Six months ended 02/28/22	12.07	0.25	(0.61)	(0.36)	(0.23)	(1.19)	(1.42)	10.29	(3.50)	3,356	1.80	(d)	1.85	(d)	4.43	(d)	21
Year ended 08/31/21	10.06	0.04	2.04	2.08	(0.07)	-	(0.07)	12.07	20.74	3,748	1.91		1.92		0.40		143
Year ended 08/31/20	10.24	0.09	(0.19)	(0.10)	(0.08)	-	(0.08)	10.06	(0.87)	4,001	1.93		1.93		0.88		122
Year ended 08/31/19	11.92	0.09	(1.53)	(1.44)	(0.04)	(0.20)	(0.24)	10.24	(12.05)	4,627	1.93		1.93		0.79		117
Year ended 08/31/18	10.68	0.07	1.27	1.34	(0.10)	-	(0.10)	11.92	12.64	24,319	1.96		1.96		0.60		119
Year ended 08/31/17	9.80	0.16	0.89	1.05	(0.17)	-	(0.17)	10.68	10.87	25,022	1.96		1.96		1.58		108
Class R
Six months ended 02/28/22	12.23	0.28	(0.62)	(0.34)	(0.27)	(1.19)	(1.46)	10.43	(3.26)	550	1.30	(d)	1.35	(d)	4.93	(d)	21
Year ended 08/31/21	10.19	0.10	2.06	2.16	(0.12)	-	(0.12)	12.23	21.39	691	1.41		1.42		0.90		143
Year ended 08/31/20	10.38	0.14	(0.19)	(0.05)	(0.14)	-	(0.14)	10.19	(0.42)	565	1.43		1.43		1.38		122
Year ended 08/31/19	12.07	0.14	(1.53)	(1.39)	(0.10)	(0.20)	(0.30)	10.38	(11.54)	526	1.43		1.43		1.29		117
Year ended 08/31/18	10.81	0.13	1.29	1.42	(0.16)	-	(0.16)	12.07	13.25	271	1.46		1.46		1.10		119
Year ended 08/31/17	9.92	0.21	0.91	1.12	(0.23)	-	(0.23)	10.81	11.42	376	1.46		1.46		2.08		108
Class Y
Six months ended 02/28/22	12.35	0.31	(0.63)	(0.32)	(0.31)	(1.19)	(1.50)	10.53	(3.05)	7,673	0.80	(d)	0.85	(d)	5.43	(d)	21
Year ended 08/31/21	10.29	0.15	2.08	2.23	(0.17)	-	(0.17)	12.35	22.00	8,370	0.91		0.92		1.40		143
Year ended 08/31/20	10.48	0.19	(0.19)	0.00	(0.19)	-	(0.19)	10.29	0.12	7,344	0.93		0.93		1.88		122
Year ended 08/31/19	12.19	0.20	(1.55)	(1.35)	(0.16)	(0.20)	(0.36)	10.48	(11.14)	8,322	0.93		0.93		1.79		117
Year ended 08/31/18	10.91	0.18	1.32	1.50	(0.22)	-	(0.22)	12.19	13.89	10,450	0.96		0.96		1.60		119
Year ended 08/31/17	10.02	0.27	0.90	1.17	(0.28)	-	(0.28)	10.91	11.89	12,671	0.96		0.96		2.58		108
Investor Class
Six months ended 02/28/22	12.33	0.30	(0.63)	(0.33)	(0.29)	(1.19)	(1.48)	10.52	(3.14)	34,396	1.05	(d)	1.10	(d)	5.18	(d)	21
Year ended 08/31/21	10.28	0.13	2.07	2.20	(0.15)	-	(0.15)	12.33	21.61	36,982	1.16		1.17		1.15		143
Year ended 08/31/20	10.47	0.17	(0.20)	(0.03)	(0.16)	-	(0.16)	10.28	(0.14)	33,343	1.18		1.18		1.63		122
Year ended 08/31/19	12.17	0.17	(1.54)	(1.37)	(0.13)	(0.20)	(0.33)	10.47	(11.30)	36,647	1.18		1.18		1.54		117
Year ended 08/31/18	10.90	0.16	1.30	1.46	(0.19)	-	(0.19)	12.17	13.53	47,454	1.21		1.21		1.35		119
Year ended 08/31/17	10.00	0.24	0.91	1.15	(0.25)	-	(0.25)	10.90	11.73	46,259	1.21		1.21		2.33		108
Class R5
Six months ended 02/28/22	12.36	0.32	(0.63)	(0.31)	(0.32)	(1.19)	(1.51)	10.54	(3.00)	11,152	0.73	(d)	0.74	(d)	5.50	(d)	21
Year ended 08/31/21	10.30	0.18	2.08	2.26	(0.20)	-	(0.20)	12.36	22.23	11,702	0.72		0.72		1.59		143
Year ended 08/31/20	10.50	0.21	(0.20)	0.01	(0.21)	-	(0.21)	10.30	0.26	9,498	0.74		0.74		2.07		122
Year ended 08/31/19	12.21	0.22	(1.56)	(1.34)	(0.17)	(0.20)	(0.37)	10.50	(10.96)	11,073	0.75		0.75		1.97		117
Year ended 08/31/18	10.93	0.20	1.32	1.52	(0.24)	-	(0.24)	12.21	14.06	12,374	0.79		0.79		1.77		119
Year ended 08/31/17	10.03	0.29	0.91	1.20	(0.30)	-	(0.30)	10.93	12.20	13,858	0.77		0.77		2.77		108
Class R6
Six months ended 02/28/22	12.36	0.32	(0.63)	(0.31)	(0.32)	(1.19)	(1.51)	10.54	(3.00)	31	0.73	(d)	0.74	(d)	5.50	(d)	21
Year ended 08/31/21	10.30	0.17	2.09	2.26	(0.20)	-	(0.20)	12.36	22.23	37	0.72		0.72		1.59		143
Year ended 08/31/20	10.49	0.21	(0.19)	0.02	(0.21)	-	(0.21)	10.30	0.35	107	0.73		0.73		2.08		122
Year ended 08/31/19	12.20	0.22	(1.55)	(1.33)	(0.18)	(0.20)	(0.38)	10.49	(10.96)	1,317	0.73		0.73		1.99		117
Year ended 08/31/18	10.93	0.21	1.30	1.51	(0.24)	-	(0.24)	12.20	14.00	1,301	0.75		0.75		1.81		119
Period ended 08/31/17(e)	10.58	0.12	0.31	0.43	(0.08)	-	(0.08)	10.93	4.05	10	0.75	(d)	0.75	(d)	2.79	(d)	108

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of April 04, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Income Advantage U.S. Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Income Advantage U.S. Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

15	Invesco Income Advantage U.S. Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, exchange-traded note, or an index or basket of securities (underlying securities)) and a related equity derivative, such as a put or call option. Generally, when purchasing an ELN, a Fund pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the

16	Invesco Income Advantage U.S. Fund

borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2022, fees paid to the Adviser were less than $500.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.600%

Next $250 million	0.575%

Next $500 million	0.550%

Next $1.5 billion	0.525%

Next $2.5 billion	0.500%

Next $2.5 billion	0.475%

Next $2.5 billion	0.450%

Over $10 billion	0.425%

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.06%, 1.81%, 1.31%, 0.81%, 1.06%, 0.81% and 0.81%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $5,601 and reimbursed class level expenses of $33,236, $815, $141, $1,860, $8,227, $0 and $0 of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

17	Invesco Income Advantage U.S. Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares, and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $2,601 in front-end sales commissions from the sale of Class A shares and $0 and $37 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$101,646,507	$-	$-	$101,646,507

Equity Linked Notes	-	62,162,365	-	62,162,365

Money Market Funds	43,265,934	2,009,787	-	45,275,721

Total Investments	$144,912,441	$64,172,152	$-	$209,084,593

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Equity
Risk

Realized Gain:
Futures contracts	$105,710

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$4,597,000

18	Invesco Income Advantage U.S. Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $23,654,314 and $35,495,388, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$7,839,376

Aggregate unrealized (depreciation) of investments	(8,127,664)

Net unrealized appreciation (depreciation) of investments	$(288,288)

Cost of investments for tax purposes is $209,372,881.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	110,890	$1,293,695	321,295	$3,524,409

Class C	11,374	130,183	39,749	436,358

Class R	8,529	102,756	17,329	177,520

Class Y	64,284	746,464	119,659	1,342,202

Investor Class	26,875	322,607	65,393	714,240

Class R5	144	1,721	14,026	167,650

Issued as reinvestment of dividends:
Class A	1,459,331	16,214,769	158,891	1,681,122

Class C	36,732	400,072	2,168	22,147

Class R	6,388	70,605	651	6,822

Class Y	76,636	855,304	8,782	93,439

Investor Class	383,259	4,274,157	41,978	445,672

Class R5	129,664	1,449,583	17,096	182,669

Class R6	25	272	23	227

Automatic conversion of Class C shares to Class A shares:
Class A	14,080	164,284	82,895	884,188

Class C	(14,323)	(164,284)	(84,286)	(884,188)

19	Invesco Income Advantage U.S. Fund

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(647,920)	$(7,567,289)	(1,677,198)	$(18,158,450)

Class C	(18,089)	(207,197)	(44,905)	(474,226)

Class R	(18,656)	(223,255)	(16,901)	(168,787)

Class Y	(90,042)	(1,026,577)	(164,379)	(1,772,018)

Investor Class	(139,556)	(1,628,427)	(353,036)	(3,816,180)

Class R5	(18,499)	(207,988)	(6,413)	(68,522)

Class R6	-	-	(7,446)	(74,582)

Net increase (decrease) in share activity	1,381,126	$15,001,455	(1,464,629)	$(15,738,288)

(a)	6% of the outstanding shares of the Fund are owned by the Adviser.

20	Invesco Income Advantage U.S. Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$968.40	$5.12	$1,019.59	$5.26	1.05%
Class C	1,000.00	965.00	8.77	1,015.87	9.00	1.80
Class R	1,000.00	967.40	6.34	1,018.35	6.51	1.30
Class Y	1,000.00	969.50	3.91	1,020.83	4.01	0.80
Investor Class	1,000.00	968.60	5.13	1,019.59	5.26	1.05
Class R5	1,000.00	970.00	3.57	1,021.17	3.66	0.73
Class R6	1,000.00	970.00	3.57	1,021.17	3.66	0.73

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21	Invesco Income Advantage U.S. Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	LVEY-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco Master Loan Fund

Nasdaq:

R6: MLNFX

2	Fund Performance
4	Schedule of Investments
22	Financial Statements
25	Financial Highlights
26	Notes to Financial Statements
33	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Total returns, 8/31/21 to 2/28/22, at net asset value (NAV).

Class R6 Shares	1.53%
JP Morgan Leveraged Loan Index▼	1.32
Credit Suisse Leveraged Loan Index▼	1.22

Source(s): ▼Bloomberg LP

The JP Morgan Leveraged Loan Index tracks the performance of the US-dollar-denominated senior floating rate bank loans.
The Credit Suisse Leveraged Loan Index represents tradable, senior-secured US-dollar-denominated, noninvestment-grade loans.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Master Loan Fund

Average Annual Total Returns
As of 2/28/22

Class R6 Shares
Inception (10/31/07)	4.08%
10 Years	3.75
5 Years	1.63
1 Year	6.64

Effective May 24, 2019, Class A shares of the Oppenheimer Master Loan Fund LLC, (the predecessor fund), were reorganized into Class R6 shares of the Invesco Oppenheimer Master Loan Fund. The Fund was subsequently renamed the Invesco Master Loan Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class R6 shares are those for Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Master Loan Fund

Schedule of Investments

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–85.07%(b)(c)
Aerospace & Defense–2.42%
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	06/07/2028		$378	$ 374,032
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2026		493	486,836
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	53	56,958
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		545	529,851
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		293	284,866
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		140	138,892
Greenrock Finance, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		262	260,610
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	09/22/2028		508	504,593
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.25%	09/21/2029		78	79,059
Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/01/2029		484	490,169
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B(d)(e)	-	02/10/2029		132	131,815
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	01/15/2025		359	358,687
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.46%	05/30/2025		459	451,882
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.46%	12/09/2025		307	302,725
					4,450,975

Air Transport–2.22%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	04/20/2028		1,266	1,291,833
Air Canada (Canada), Term Loan B (3 mo. USD LIBOR + 3.50%)	4.25%	08/15/2028		426	424,508
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.96%	06/27/2025		232	223,487
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		752	787,820
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/20/2027		410	429,246
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/21/2028		552	550,509
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		391	381,224
					4,088,627

Automotive–1.90%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.46%	04/08/2028		327	326,235
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	04/06/2028		630	627,704
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (1 mo. SONIA + 7.50%)	7.94%	07/30/2029	GBP	185	247,724
Term Loan B (6 mo. SONIA + 4.75%)	5.12%	06/30/2028	GBP	71	93,766
DexKo Global, Inc.
Delayed Draw Term Loan(f)	0.00%	09/30/2028	EUR	13	14,651
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	3.75%	09/30/2028	EUR	30	29,321
Delayed Draw Term Loan(f)	0.00%	09/30/2028		6	5,454
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		185	182,571
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/04/2028	EUR	82	91,053
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/04/2028	EUR	43	47,350
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	3.52%	11/20/2028		120	118,832
Highline Aftermarket Acquisition LLC, Term Loan (3 mo. USD LIBOR + 4.50)	5.25%	11/09/2027		742	732,235
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		980	977,788
					3,494,684

Beverage & Tobacco–1.13%
Al Aqua Merger Sub, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.00%)	0.00%	06/18/2028		64	63,722
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/31/2028		896	892,111
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024		92	86,310
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	03/31/2028		385	365,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Beverage & Tobacco–(continued)
Naked Juice LLC
Delayed Draw Term Loan (SOFR + 3.25%)	3.75%	01/25/2029		$21	$ 20,428
Term Loan B (SOFR + 3.25%)	3.75%	01/19/2029		357	354,078
Waterlogic Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/04/2028		292	290,944
					2,072,824

Brokers, Dealers & Investment Houses–0.14%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B(d)	-	08/02/2028		183	180,771
Second Lien Term Loan B(d)	-	08/05/2029		7	7,165
Zebra Buyer LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	04/22/2028		80	79,807
					267,743

Building & Development–1.37%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.71%	08/27/2025		56	55,186
Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	11/03/2028		412	408,589
Icebox Holdco III, Inc.
Delayed Draw Term Loan(f)	0.00%	12/15/2028		60	59,158
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	12/21/2029		105	105,393
Term Loan B(d)	-	12/22/2028		288	285,932
LBM Holdings LLC, Term Loan(d)	-	12/17/2027		27	27,028
LHS Borrow LLC (Leaf Home Solutions), Term Loan B (SOFR + 4.75%)(e)	5.25%	02/17/2029		460	455,642
Mayfair Mall LLC, Term Loan(d)(e)	-	04/20/2023		273	250,210
Modulaire (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/08/2028	EUR	84	91,875
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.71%	02/01/2027		246	241,582
Term Loan B(d)	-	06/11/2028		258	255,819
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	2.88%	05/29/2026		291	289,248
					2,525,662

Business Equipment & Services–9.46%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	05/17/2028		175	175,769
Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/12/2028		249	245,728
Term Loan B(d)	-	05/12/2028	EUR	245	269,235
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.00%	05/22/2024		383	383,452
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026		493	491,261
Term Loan (1 mo. USD LIBOR + 3.00%)	3.21%	10/30/2026		304	301,188
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024		254	253,266
Checkout Holding Corp., Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-05/15/2019; Cost $1,095,363)(g)	8.50%	02/15/2023		1,112	1,017,784
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	05/17/2028		372	370,331
Ciox, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/16/2025		105	104,199
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	8.25%	02/15/2029		278	272,702
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		578	572,820
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(e)	6.00%	10/05/2028		272	268,679
Dakota Holding Corp.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/07/2028		377	380,470
Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	04/09/2027	EUR	57	63,816
Dun & Bradstreet Corp. (The)
Incremental Term Loan B (SOFR + 3.25%)	3.44%	01/17/2029		142	140,904
Term Loan (1 mo. USD LIBOR + 3.25%)	3.46%	02/06/2026		464	460,149
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/19/2028		181	179,813
EP Purchaser LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	11/06/2028		123	122,477
Garda World Security Corp. (Canada)
Incremental Term Loan (SOFR + 4.25%)	4.75%	02/11/2029		328	325,006
Term Loan (1 mo. USD LIBOR + 4.25%)	4.43%	10/30/2026		623	617,756
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	05/12/2028		976	966,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Grandir (France)
Delayed Draw Term Loan(f)	0.00%	10/21/2028	EUR	13	$ 14,071
Term Loan B-1(d)	-	10/21/2028	EUR	76	84,425
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	02/16/2028		$49	48,688
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.31%	06/23/2024	GBP	802	1,062,150
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	164	182,498
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.97%	03/31/2028		555	553,201
iQor US, Inc.
Term Loan (Acquired 11/19/2020; Cost $ 462,595)(g)	8.50%	11/19/2024		483	485,557
Term Loan (Acquired 11/19/2020; Cost $ 750,458)(g)	8.50%	11/20/2025		788	676,100
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		493	489,133
Monitronics International, Inc., Term Loan (1 mo. USD LIBOR + 7.50%)	8.75%	03/29/2024		1,402	1,177,767
NielsenIQ, Inc., Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	03/06/2028	EUR	127	140,844
Orchid Merger Sub II LLC, Term Loan B (SOFR + 4.75%)(e)	5.11%	05/15/2027		580	559,642
Polygon AB (Sweden)
Delayed Draw Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	09/29/2028	EUR	2	2,554
Delayed Draw Term Loan B(f)	0.00%	09/29/2028	EUR	4	4,469
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	09/29/2028	EUR	49	54,908
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/28/2028		111	110,600
Skillsoft Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	07/01/2028		342	342,947
Solera
Term Loan B(d)	-	06/02/2028		36	36,252
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/05/2028	EUR	245	271,738
Term Loan B	5.69%	06/05/2028	GBP	96	127,436
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		1,311	1,306,436
Tempo Acquisition LLC, Term Loan B (SOFR + 3.00%)	3.50%	08/31/2028		9	9,040
Thevelia (US) LLC, First Lien Term Loan B(d)	-	02/10/2029		263	259,951
Trans Union LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	2.50%	11/30/2028		293	290,069
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.47%	03/19/2028		408	406,013
Virtusa Corp.
Incremental Term Loan B(d)	-	02/08/2029		304	301,224
Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		188	185,536
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/30/2028		243	242,061
					17,408,123

Cable & Satellite Television–3.95%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.99%	07/15/2025		725	707,731
Term Loan (3 mo. USD LIBOR + 2.75%)	2.99%	01/31/2026		696	678,075
CSC Holdings LLC, Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	01/15/2026		41	40,124
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.51%	08/14/2026		569	564,403
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	3.05%	07/31/2025		32	31,241
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.93%	01/31/2026		896	883,640
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.19%	04/30/2028		510	498,644
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.44%	04/30/2028		99	97,098
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.19%	01/31/2029		1,129	1,117,913
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.69%	01/31/2028		722	711,655
Term Loan Q (1 mo. USD LIBOR + 3.25%)	3.44%	01/31/2029		738	733,287
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	2.69%	04/30/2028		1,237	1,214,407
					7,278,218

Chemicals & Plastics–3.08%
AkzoNobel Chemicals, Term Loan (3 mo. USD LIBOR + 3.00%)	3.21%	10/01/2025		209	206,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Aruba Investments, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	11/24/2027	EUR	69	$ 76,985
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028		$260	260,209
Arxada (Switzerland), Term Loan B(d)	-	07/03/2028		42	41,787
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026		290	289,866
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	09/29/2027		688	687,370
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	44	46,519
Caldic B.V. (Netherlands), Term Loan B(d)	-	02/04/2029		147	145,941
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		297	296,000
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		383	379,772
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		58	57,605
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/21/2024		8	8,153
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(e)	6.00%	11/01/2028		268	268,142
Fusion, Term Loan B(d)(e)	-	02/01/2029		170	169,478
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/31/2027		258	256,591
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/29/2027		409	396,478
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	12/29/2028		58	57,168
Kraton Corp., Term Loan(d)	-	11/18/2028		67	66,625
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	3.38%	10/14/2024		228	226,053
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	4.91%	02/27/2026		373	373,299
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		110	109,993
PQ Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	06/09/2028		224	221,961
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		700	695,610
W.R. Grace & Co., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/22/2028		334	333,167
					5,671,565

Clothing & Textiles–0.78%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan (SOFR + 6.00%)	6.50%	12/10/2029		141	142,007
Term Loan B-1(d)	-	01/31/2029		95	94,245
Term Loan B-2(d)(e)	-	01/31/2029		605	600,809
Term Loan B-3(f)	0.00%	01/31/2029		95	94,245
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	04/28/2028		389	385,526
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/29/2027		40	39,582
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	64	71,767
					1,428,181

Conglomerates–0.43%
19th Holdings Golf LLC, Term Loan B (SOFR + 3.25%)(e)	3.75%	01/27/2029		87	85,848
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.96%	01/01/2029		174	173,513
CeramTec (Germany), Term Loan B(d)	-	01/19/2029	EUR	80	89,500
Safe Fleet Holdings LLC, Term Loan B(d)	-	02/17/2029		453	448,892
					797,753

Containers & Glass Products–1.79%
Berlin Packaging LLC, Term Loan B-5 (d)	-	03/11/2028		334	332,090
Brook & Whittle Holding Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.00%)	6.25%	12/05/2028		5	4,980
Delayed Draw Term Loan(f)	0.00%	12/05/2028		48	47,434
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	12/05/2028		199	198,124
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		725	678,598
Keter Group B.V. (Netherlands), Term Loan B-5(d)	-	10/01/2023	EUR	109	120,663
Klockner Pentaplast of America, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/12/2026	EUR	107	111,890
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	02/12/2026		74	69,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
LABL, Inc.
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/31/2028	EUR	178	$ 198,951
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	10/31/2028		$793	789,789
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	07/07/2028		169	168,290
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	4.25%	10/04/2028		282	279,307
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(e)	7.50%	10/04/2029		81	79,324
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/02/2028		144	142,472
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.25%	09/30/2029		66	65,935
					3,287,720

Cosmetics & Toiletries–0.55%
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.37%	04/05/2025		274	268,963
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.21%	06/30/2024		364	361,468
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	06/29/2028	EUR	261	292,248
Wella, Term Loan B(d)	-	01/27/2029	EUR	76	84,162
					1,006,841

Drugs–0.32%
Bausch Health Americas, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	2.96%	11/27/2025		22	21,704
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/27/2028		363	351,512
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.21%	11/15/2027		68	66,924
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (3 mo. USD LIBOR + 3.00%)	3.21%	06/02/2025		156	154,959
					595,099

Ecological Services & Equipment–0.56%
Anticimex (Sweden)
Incremental Term Loan B(d)(e)	-	11/16/2028		145	143,852
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.01%	07/21/2028		340	337,117
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025		90	89,147
OGF (France), Term Loan B-2(d)	-	12/31/2025	EUR	58	60,661
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	4.75%	03/20/2025		125	119,897
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.25%	11/02/2028		277	279,227
					1,029,901

Electronics & Electrical–10.50%
Altar BidCo, Inc.
First Lien Term Loan (SOFR + 3.35%)	3.85%	11/17/2028		107	105,859
Second Lien Term Loan (SOFR + 5.60%)	6.10%	12/01/2029		71	71,659
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	10/21/2028		297	294,675
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028		36	35,767
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	7	8,021
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.21%	04/18/2025		434	432,894
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028		288	284,917
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	10/16/2028		185	184,110
Delta Topco, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		716	711,910
Second Lien Term Loan(d)	-	12/01/2028		114	113,876
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	100	112,131
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	2.88%	11/06/2023		131	130,077
Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	12/01/2028		332	332,317
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028		542	538,345
Emerald Technologies AcquisitionCo, Inc., Term Loan B(d)(e)	-	12/29/2027		68	67,791
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.21%	05/06/2026		315	311,426
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/01/2028		193	191,603
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		470	464,410
Forcepoint, Term Loan (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028		305	304,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024		$337	$ 336,010
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025		6	5,630
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		72	72,651
Term Loan(d)	-	01/10/2026		77	76,903
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.51%	03/02/2029		81	81,305
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.26%	03/02/2028		127	125,954
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	3.00%	10/15/2028		39	38,648
Internap Corp., Second Lien Term Loan (1 mo. USD LIBOR + 1.00%)(e)	5.50%	05/08/2025		1,076	564,931
KeyLoop (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	03/01/2028	EUR	57	63,198
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/28/2027		1,088	1,072,331
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/13/2028		293	290,616
Maverick Bidco, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	05/18/2029		20	19,656
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	07/27/2029		246	243,603
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	07/27/2028		814	808,135
McAfee LLC
First Lien Term Loan B(d)	-	02/03/2029		1,177	1,162,413
Term Loan B(d)	-	02/02/2029	EUR	165	183,173
Mediaocean LLC, Term Loan B(d)	-	12/15/2028		230	228,743
Mirion Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/20/2028		268	264,959
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	04/29/2026		746	730,834
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.80%	08/28/2026		242	238,117
Oberthur Tech (France), Term Loan B-4 (3 mo. EURIBOR + 4.50%) (Acquired 07/23/2021; Cost $72,148)(g)	3.93%	01/10/2026	EUR	61	68,609
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%) (Acquired 04/08/2021-09/14/2021; Cost $504,685)(g)	5.25%	01/09/2026		506	503,495
Optiv, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		1,280	1,266,733
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	5.25%	01/02/2025		402	400,427
Project Leopard Holdings, Inc.
Incremental Term Loan(d)	-	07/05/2024		480	479,130
Term Loan(d)	-	07/05/2024		34	34,352
Quest Software US Holdings, Inc.
Second Lien Term Loan (SOFR + 7.50%)	7.55%	01/20/2030		47	45,808
Term Loan B(d)	-	01/19/2029		1,081	1,067,156
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	04/24/2028		532	526,964
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.21%	05/29/2026		72	72,257
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 7.00% Cash Rate (Acquired 12/06/2021-12/31/2021; Cost $1,342,851)(g)(h)	2.00%	12/08/2026		1,082	997,696
Sandvine Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.71%	10/31/2025		221	219,744
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	7.99%	05/31/2026		97	95,571
Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/16/2025		383	379,720
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.69%	03/05/2027		140	138,913
Synaptics, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.75%	12/15/2028		110	109,776
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.96%	05/04/2026		575	571,368
Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	05/03/2027		53	53,389
Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/04/2026		103	102,467
UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2028		234	231,531
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	144	161,516
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		460	454,935
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		38	38,311
					19,323,695

Financial Intermediaries–0.92%
AssuredPartners, Inc., Incremental Term Loan (d)	-	02/13/2027		73	72,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	04/07/2028		$860	$ 854,793
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.96%	07/20/2026		40	39,544
LendingTree, Inc., First Lien Term Loan B(f)	0.00%	09/15/2028		311	311,515
MoneyGram International, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	07/21/2026		197	197,091
Stiphout Finance LLC, Incremental Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	10/26/2025	EUR	28	31,043
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.49%	02/18/2027		181	180,606
					1,687,027

Food Products–1.23%
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France), First Lien Term Loan (d)	-	02/15/2027	EUR	73	78,553
Florida Food Products LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/18/2028		1,041	1,019,847
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.75%	10/08/2029		218	212,364
H-Food Holdings LLC
Incremental Term Loan B-2 (3 mo. USD LIBOR + 4.00%)	4.21%	05/23/2025		100	97,251
Term Loan (3 mo. USD LIBOR + 3.69%)	3.90%	05/23/2025		373	363,609
Panzani/Pimente (France), Term Loan B(d)	-	12/02/2028	EUR	61	67,677
Valeo Foods (Jersey) Ltd. (United Kingdom)
First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/28/2028	EUR	195	216,706
First Lien Term Loan B (1 mo. USD LIBOR + 5.10%)	5.16%	06/28/2028	GBP	153	202,010
					2,258,017

Food Service–0.39%
US Foods, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	3.26%	11/17/2028		234	231,724
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/13/2028		539	483,789
					715,513

Forest Products–0.04%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/04/2028		74	74,094

Health Care–5.42%
Acacium (United Kingdom), Term Loan (1 mo. USD LIBOR + 5.69%)	5.69%	05/19/2028	GBP	119	158,195
Ascend Learning LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	11/18/2028		537	530,946
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.25%	12/10/2029		143	143,046
athenahealth, Inc.
Delayed Draw Term Loan B(f)	0.00%	02/15/2029		195	193,385
Term Loan B(d)	-	01/26/2029		1,150	1,140,971
Cerba (Chrome Bidco) (France), Term Loan(d)	-	02/14/2029	EUR	84	93,490
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B(d)	-	11/02/2029	EUR	106	117,362
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/02/2027		171	170,112
embecta, Term Loan(d)	-	01/27/2029		268	266,020
Ethypharm (France), Term Loan B (1 mo. USD LIBOR + 4.70%)	4.79%	04/17/2028	GBP	133	170,909
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		384	384,432
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027		731	728,251
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024		288	286,739
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/14/2025		154	154,006
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025		370	368,749
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2028		77	76,150
ICU Medical, Inc., Term Loan B (SOFR + 2.50%)	3.00%	12/15/2028		72	71,852
ImageFirst
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(e)	5.25%	04/27/2028		36	35,894
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028		180	178,607
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/04/2028		39	39,351
International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(e)	4.25%	09/07/2028		376	375,229
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	11/19/2028		433	430,977
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	11/22/2029		139	137,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR	25	$ 28,046
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	44	49,472
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	26	28,577
Nidda Healthcare Holding AG (Germany), Term Loan F (SONIO + 4.50%)	4.95%	08/21/2026	GBP	51	66,680
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	06/02/2028		$580	578,916
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	06/30/2025		430	428,021
Recipharm (Roar BidCo), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	02/17/2028	EUR	97	106,497
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	10/15/2027		503	502,272
Sharp Midco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	4.50%	12/15/2028		118	118,093
Stamina BidCo B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/02/2028	EUR	46	51,309
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(e)	5.50%	11/24/2028		479	469,835
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026		269	268,196
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		422	420,982
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.21%	08/27/2025		147	146,662
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.21%	10/23/2026		137	136,294
Women’s Care Holdings, Inc. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		80	79,563
WP CityMD Bidco LLC, First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	12/22/2028		241	239,113
					9,971,164

Home Furnishings–2.06%
Griffon Corp., Term Loan B (1 mo. TSFR + 2.75%)	3.27%	01/19/2029		27	27,078
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	05/30/2028		50	49,347
Hunter Douglas, Inc.
First Lien Term Loan(d)	-	02/09/2029		708	698,522
First Lien Term Loan(d)	-	02/09/2029	EUR	448	498,880
Mattress Holding Corp., Term Loan B (Acquired 09/22/2021-12/09/2021; Cost $523,940)(g)	5.00%	09/30/2028		529	525,252
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	7.69%	08/10/2023		350	353,016
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		998	963,271
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/16/2028		342	332,445
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	07/01/2029		130	127,091
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/30/2027		232	226,715
					3,801,617

Industrial Equipment–2.59%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	10/08/2027		354	351,180
Apex Tool Group LLC, Term Loan B (SOFR + 5.50%)	5.75%	02/08/2029		278	277,367
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.00%	12/20/2028		256	254,206
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	05/19/2028		145	144,577
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	05/21/2029		43	43,454
Kantar (United Kingdom), Term Loan B (1 mo. USD LIBOR + 5.00%)	5.18%	12/04/2026		179	178,382
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/21/2028		642	633,237
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	3.25%	07/31/2025		26	26,081
Platin2025 Holdings S.a r.l. (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/19/2028	EUR	298	332,319
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.21%	08/14/2026		460	457,990
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027		1,788	1,778,403
Victory Buyer LLC
Second Lien Term Loan B(d)(e)	-	11/15/2029		60	59,380
Term Loan B (1 mo. USD LIBOR + 3.75%)(e)	4.25%	11/15/2028		232	230,538
					4,767,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–2.73%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	3.72%	02/15/2027		$576	$ 567,739
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/15/2027		250	247,524
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.75%	02/15/2027		213	211,578
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.46%	05/09/2025		692	684,981
Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	11/06/2027		549	544,949
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/17/2028		25	25,037
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.00%	04/25/2025		912	907,091
Term Loan (1 mo. USD LIBOR + 2.75%)	2.97%	04/25/2025		348	344,459
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.96%	09/03/2026		27	27,113
Term Loan (3 mo. USD LIBOR + 3.25%)	3.46%	12/31/2025		228	225,065
Sisaho international (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/22/2028	EUR	127	142,065
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.22%	05/16/2024		800	793,866
Term Loan (1 mo. USD LIBOR + 3.25%)	3.47%	12/02/2026		302	299,178
					5,020,645

Leisure Goods, Activities & Movies–3.88%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		421	417,887
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.12%	04/22/2026		856	778,695
Carnival Corp.
Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.00%	10/18/2028		1,302	1,289,457
Term Loan (3 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025		128	127,041
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	9.25%	05/23/2024		162	172,670
Revolver Loan (3 mo. USD LIBOR + 5.00%)	5.49%	05/23/2024		182	176,236
Term Loan (3 mo. EURIBOR + 2.63%)	2.63%	02/28/2025	EUR	80	69,720
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025		922	716,203
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/30/2026		473	357,593
Term Loan B-1 (3 mo. USD LIBOR + 7.00%)	8.25%	05/23/2024		892	1,057,224
Deluxe Entertainment Services Group, Inc., First Lien Term Loan (Acquired 10/04/2019-12/31/2021; Cost $104,047)(e)(g)(i)	0.00%	03/25/2024		109	0
Dorna Sports S.L. (Spain), Term Loan B (Acquired 02/03/2022; Cost $165,176)(d)(g)	-	02/03/2029	EUR	145	160,960
Eagle Midco Ltd. (United Kingdom), Term Loan (3 mo. GBP LIBOR + 4.25%)	4.98%	03/10/2028	GBP	83	110,093
Fender Musical Instruments Corp., Term Loan B (SOFR + 4.00%)(e)	4.50%	11/17/2028		119	118,815
Fitness International LLC, Term Loan B(d)	-	04/18/2025		13	12,363
Hornblower Holdings LLC, Term Loan(d)	-	11/25/2025		95	98,319
Invictus Media S.L.U. (Spain)
Term Loan B-1 (Acquired 01/14/2021-12/29/2021; Cost $158,885)(g)(i)	0.00%	06/26/2025	EUR	140	155,314
Term Loan B-2 (Acquired 01/14/2021-12/29/2021; Cost $92,402)(g)(i)	0.00%	06/26/2025	EUR	83	92,368
Parques Reunidos (Spain), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR	426	466,668
Sabre GLBL, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027		9	9,104
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027		6	5,711
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	08/25/2028		302	298,085
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	437	456,832
					7,147,358

Lodging & Casinos–4.26%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	02/02/2026		395	393,004
Term Loan (1 mo. USD LIBOR + 3.75%)	3.96%	02/01/2026		304	296,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
B&B Hotels S.A.S. (France)
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	529	$ 572,180
Term Loan B-4 (3 mo. USD LIBOR + 5.50%)	5.50%	07/31/2026	EUR	143	159,825
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	10/02/2028		$816	811,994
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	3.71%	07/21/2025		758	755,416
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.96%	12/23/2024		341	337,577
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.01%	07/31/2028		877	870,839
Fertitta Entertainment LLC, Term Loan (SOFR + 4.00%)	4.50%	01/31/2029		71	70,303
GVC Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.00%	03/16/2027		396	393,675
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	08/02/2028		440	437,108
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	30	30,947
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/12/2027	EUR	1,206	1,265,942
Roompot (Netherlands), Term Loan B(d)	-	09/16/2028	EUR	95	105,689
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.96%	08/14/2024		208	207,359
Scientific Games Lottery
Term Loan B(d)	-	01/31/2029	EUR	84	93,720
Term Loan B(d)	-	02/04/2029		486	483,369
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		97	96,343
Tackle Group S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	05/22/2028	EUR	315	345,047
Wyndham Hotels & Resorts, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.96%	05/30/2025		126	124,984
					7,852,303

Nonferrous Metals & Minerals–1.07%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 14.00% Cash Rate (h)	3.00%	09/16/2025		1,010	1,038,724
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	8.00%	06/11/2029		23	23,295
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	06/09/2028		104	104,491
Corialis Group Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.60%)	4.66%	05/24/2028	GBP	44	58,398
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	07/19/2025		171	170,484
Term Loan (1 mo. USD LIBOR + 9.00%)(e)	10.00%	10/22/2025		165	166,863
Kissner Group, Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	4.75%	03/16/2027		420	413,788
					1,976,043

Oil & Gas–2.69%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.16%	05/21/2025		637	630,033
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	08/25/2026		357	332,099
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 03/18/2014-01/11/2017; Cost $1,103,601)(g)	7.00%	07/02/2023		939	910,466
McDermott International Ltd.
LOC(f)	0.00%	06/30/2024		342	282,244
LOC (Acquired 12/31/2020; Cost $180,036)(e)(g)	4.09%	06/30/2024		182	151,906
PIK Term Loan, 3.00% PIK Rate, 1.21% Cash Rate (Acquired 07/03/2018-10/29/2021; Cost $112,367)(g)(h)	3.00%	06/30/2025		93	44,482
Term Loan (1 mo. USD LIBOR + 3.00%) (Acquired 06/30/2020; Cost $9,619)(e)(g)	3.21%	06/30/2024		10	5,988
Petroleum GEO-Services ASA (Norway), Term Loan (1 mo. USD LIBOR + 7.50%)	7.72%	03/19/2024		857	746,305
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $1,130,450)(g)	9.00%	08/27/2026		1,151	1,159,854
Southcross Energy Partners L.P., Revolver Loan(f)	0.00%	01/31/2025		271	264,387
TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	10/30/2028		430	426,068
					4,953,832

Publishing–2.69%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	08/12/2028		398	394,773
Cengage Learning, Inc., Term Loan B (3 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026		814	813,780
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.80%	08/21/2026		1,382	1,357,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
Dotdash Meredith, Inc., Term Loan B (SOFR + 4.00%)	4.50%	11/25/2028		$768	$ 765,439
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	07/30/2028		888	880,949
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		736	731,915
					4,944,551

Radio & Television–1.49%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.50%	08/24/2026		455	172,685
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	01/07/2028		652	648,884
Gray Television, Inc., Term Loan D(d)	-	12/01/2028		405	403,065
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/01/2026		57	57,021
Term Loan (1 mo. USD LIBOR + 3.00%)	3.21%	05/01/2026		464	459,890
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.71%	09/30/2026		856	820,517
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.21%	04/01/2028		185	178,958
					2,741,020

Retailers (except Food & Drug)–2.59%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.50%	03/06/2028		973	970,019
Claire’s Stores, Inc., Term Loan(d)	-	12/18/2026		98	97,234
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2027		588	586,102
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	11/06/2028		127	127,345
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	29	31,448
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	17	18,147
Term Loan B-3 (3 mo. USD LIBOR + 5.50%)	8.75%	04/08/2026	EUR	28	30,718
Term Loan B-3 (3 mo. USD LIBOR + 5.50%)	5.50%	04/08/2026	EUR	22	23,867
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	51	55,457
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	11	12,363
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	03/02/2028		577	574,350
PetSmart, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		1,390	1,385,192
Rent-A-Center, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.81%	02/17/2028		245	240,843
Restoration Hardware, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	10/20/2028		240	237,547
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	6.25%	04/21/2028		389	386,792
					4,777,424

Surface Transport–2.26%
American Trailer World Corp., First Lien Term Loan (SOFR + 3.75%)	4.50%	03/03/2028		617	607,782
ASP LS Acquisition Corp., Incremental Term Loan B (3 mo. USD LIBOR + 4.50%)	5.25%	05/07/2028		116	116,260
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	09/30/2028		329	328,244
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028		173	172,094
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/21/2028		532	525,732
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.50%	07/21/2028		196	194,062
Hertz Corp. (The)
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/30/2028		367	366,218
Term Loan C (1 mo. USD LIBOR + 3.25%)	3.75%	06/30/2028		70	69,365
Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR	691	720,664
Novae LLC
Delayed Draw Term Loan(f)	0.00%	02/03/2029		62	61,825
Term Loan B (SOFR + 5.00%)	5.22%	02/03/2029		218	216,387
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		139	136,446
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028		656	649,796
					4,164,875

Telecommunications–5.80%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.44%	12/15/2027		905	898,952
Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	4.19%	12/15/2027		532	527,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		$162	$ 161,292
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/13/2027		1,193	1,182,540
Colorado Buyer, Inc.
First Lien Incremental Term Loan	5.00%	05/01/2024		143	141,179
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		141	139,301
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	04/27/2027		288	288,781
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	11/12/2027		36	35,558
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		343	341,204
II-VI, Inc., Term Loan B(d)	-	12/15/2028		440	436,141
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026		470	464,667
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B(d)	-	01/27/2029		1,574	1,554,338
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.96%	03/01/2027		208	203,028
MLN US HoldCo LLC, First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	11/30/2025		827	803,730
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	09/25/2026		878	869,489
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.96%	12/07/2026		749	540,268
T-Mobile Nertherlands (Netherlands), Term Loan(d)	-	11/19/2028	EUR	224	250,378
ViaSat, Inc., First Lien Term Loan B(d)(e)	-	02/23/2029		217	213,763
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		1,101	1,100,524
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.21%	03/09/2027		532	521,537
					10,673,980

Utilities–2.36%
AI Alpine US Bidco, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	4.25%	10/31/2025	EUR	102	114,225
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	05/14/2027		288	288,979
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	08/01/2025		138	136,046
Calpine Corp., Term Loan(d)	-	12/16/2027		23	22,745
Centuri Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	08/27/2028		10	9,981
Covanta Holding Corp.
Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	11/17/2028		191	189,337
Term Loan C (1 mo. USD LIBOR + 2.50%)	3.00%	11/17/2028		14	14,182
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		794	526,897
Frontera Generation Holdings LLC
First Lien Term Loan (Prime Rate + 13.00%) (Acquired 07/28/2021; Cost $244,378)(e)(g)	14.00%	07/28/2026		246	257,887
Second Lien Term Loan (Prime Rate + 1.50%) (Acquired 07/28/2021; Cost $108,209)(g)	2.50%	07/28/2028		238	128,407
Generation Bridge LLC
Term Loan B (1 mo. USD LIBOR + 5.00%)(e)	5.75%	12/01/2028		241	241,469
Term Loan C (1 mo. USD LIBOR + 5.00%)(e)	5.75%	12/01/2028		5	5,031
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/24/2028		139	137,146
Granite Generation LLC, Term Loan(d)	-	11/09/2026		48	46,092
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026		397	261,421
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%) (Acquired 12/07/2018; Cost $522,040)(g)	4.75%	01/30/2024		531	445,395
Term Loan C (3 mo. USD LIBOR + 3.75%) (Acquired 12/07/2018; Cost $29,492)(g)	4.75%	01/30/2024		30	25,168
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		145	122,302
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/23/2028		495	489,352
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.21%	01/21/2028		112	110,619
PowerTeam Services LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025		75	72,716
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/06/2025		192	185,670
Urbaser (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/23/2028	EUR	231	259,129
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.25%	05/07/2029		69	69,149
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	05/12/2028		183	180,554
					4,339,899
Total Variable Rate Senior Loan Interests (Cost $158,783,874)					156,594,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Master Loan Fund

	Shares	Value
Common Stocks & Other Equity Interests–4.62%(j)
Business Equipment & Services–0.12%
iQor US, Inc. (Acquired 11/19/2020; Cost $281,640)(g)	23,470	$ 211,230

Containers & Glass Products–0.18%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $131,797)(e)(g)	29,078	334,397

Electronics & Electrical–0.05%
Fusion Connect, Inc.(e)	10	0
Fusion Connect, Inc., Wts., expiring 01/14/2040(e)	90,368	904
Internap Corp.(e)	218,015	43,603
Riverbed Technology, Inc.	4,606	45,484
Sunguard Availability Services Capital, Inc.	3,420	2,707
		92,698

Industrial Equipment–0.36%
North American Lifting Holdings, Inc.	38,021	660,615

Leisure Goods, Activities & Movies–0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(g)	35,578	8,734

Nonferrous Metals & Minerals–0.35%
ACNR Holdings, Inc.(e)	12,462	648,024

Oil & Gas–3.29%
Aquadrill LLC(e)	32,261	1,233,983
HGIM Corp. (Acquired 04/18/2016-12/08/2016; Cost $450,897)(g)	6,360	47,700
Larchmont Resources LLC(e)	137	13,630
McDermott International Ltd. (Acquired 07/05/2018; Cost $94,790)(g)(k)	10,202	6,300
McDermott International Ltd. (Acquired 12/30/2020-10/12/2021; Cost $59,871)(e)(g)	119,743	73,941
Pacific Drilling S.A.	19,788	16,078
QuarterNorth Energy, Inc. (Acquired 08/27/2021; Cost $1,283,381)(g)	19,418	2,378,705
QuarterNorth Energy, Inc., Wts., expiring 08/27/2028 (Acquired 08/27/2021; Cost $806,591)(g)	12,204	1,494,990
Sabine Oil & Gas Holdings, Inc.(e)(k)	1,419	965
Southcross Energy Partners L.P. (Acquired 04/26/2016-10/29/2020; Cost $2,491,123)(e)(g)	251,018	18,826
Tribune Resources, Inc.(e)	606,015	757,519
Tribune Resources, Inc., Wts., expiring 04/03/2023(e)	156,901	3,923
Vantage Drilling International(k)	890	5,340
		6,051,900

Radio & Television–0.16%
iHeartMedia, Inc., Class A(k)	11,892	255,083
MGOC, Inc.(e)	781,336	45,982
		301,065

Surface Transport–0.08%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $104,219)(g)	2,003	51,577
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 01/31/2020-02/03/2022; Cost $0)(g)	54,831	17,420
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-02/17/2022; Cost $0)(g)	39,704	16,819
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $109,549)(g)	2,105	54,204
		140,020

Utilities–0.03%
Frontera Generation Holdings LLC (Acquired 07/28/2021; Cost $60,932)(e)(g)	17,409	52,227
Total Common Stocks & Other Equity Interests (Cost $14,530,097)		8,500,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
U.S. Dollar Denominated Bonds & Notes–4.31%
Aerospace & Defense–0.13%
Castlelake Aviation Finance DAC (l)	5.00%	04/15/2027	$200	$ 189,324
TransDigm, Inc.(l)	8.00%	12/15/2025	56	58,540
				247,864

Building & Development–0.54%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/15/2021; Cost $432,047)(g)(l)	4.50%	04/01/2027	435	406,394
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/13/2020-11/19/2020; Cost $519,845)(g)(l)	5.75%	05/15/2026	588	582,326
				988,720

Business Equipment & Services–0.24%
Advantage Sales & Marketing, Inc. (l)	6.50%	11/15/2028	431	434,502

Cable & Satellite Television–0.86%
Altice Financing S.A. (Luxembourg) (l)	5.00%	01/15/2028	1,181	1,065,486
Altice France S.A. (France)(l)	5.50%	10/15/2029	242	222,075
Virgin Media Secured Finance PLC (United Kingdom)(l)	4.50%	08/15/2030	316	299,252
				1,586,813

Chemicals & Plastics–0.19%
EverArc Escrow S.a.r.l. (l)	5.00%	10/30/2029	385	356,724

Containers & Glass Products–0.04%
LABL, Inc. (l)	5.88%	11/01/2028	74	70,968

Electronics & Electrical–0.37%
Diebold Nixdorf, Inc. (l)	9.38%	07/15/2025	512	530,693
Energizer Holdings, Inc.(l)	4.38%	03/31/2029	167	150,715
				681,408

Food Service–0.08%
WW International, Inc. (l)	4.50%	04/15/2029	167	140,527

Health Care–0.05%
Global Medical Response, Inc. (l)	6.50%	10/01/2025	95	93,312

Industrial Equipment–0.13%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (l)	7.38%	08/15/2026	250	241,709

Leisure Goods, Activities & Movies–0.40%
AMC Entertainment Holdings, Inc. (l)	7.50%	02/15/2029	745	734,663

Nonferrous Metals & Minerals–0.14%
SCIH Salt Holdings, Inc. (l)	4.88%	05/01/2028	279	264,728

Publishing–0.40%
McGraw-Hill Education, Inc. (l)	5.75%	08/01/2028	771	733,086

Radio & Television–0.07%
Diamond Sports Group LLC/Diamond Sports Finance Co. (l)	5.38%	08/15/2026	335	136,516

Telecommunications–0.18%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (l)	7.75%	08/15/2028	319	322,362

Utilities–0.49%
Artera Services LLC (l)	9.03%	12/04/2025	123	123,569
Calpine Corp.(l)	4.50%	02/15/2028	795	777,124
				900,693
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,332,158)				7,934,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Master Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)		Value
Non-U.S. Dollar Denominated Bonds & Notes–1.87%(m)
Building & Development–0.06%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(l)(n)	5.00%	01/15/2027	EUR	104	$ 115,023

Business Equipment & Services–0.22%
Bach Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(l)(n)	4.25%	10/15/2028	EUR	110	122,755
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(l)(n)	4.25%	10/30/2028	EUR	252	282,202
					404,957

Cable & Satellite Television–0.08%
Altice France Holding S.A. (Luxembourg)	4.00%	02/15/2028	EUR	148	147,032

Chemicals & Plastics–0.10%
Herens Midco S.a.r.l. (Luxembourg)(l)	5.25%	05/15/2029	EUR	203	193,760

Electronics & Electrical–0.14%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(l)(n)	5.25%	02/15/2029	EUR	224	249,904

Financial Intermediaries–0.37%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(l)(n)	5.00%	08/01/2024	EUR	356	379,062
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(l)(n)	4.63%	11/15/2027	EUR	267	295,631
					674,693

Home Furnishings–0.36%
Ideal Standard International S.A. (Belgium)(l)	6.38%	07/30/2026	EUR	122	116,966
Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	426	549,277
					666,243

Lodging & Casinos–0.16%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(l)(n)	5.78%	07/15/2025	GBP	229	296,759

Retailers (except Food & Drug)–0.23%
Douglas GmbH (Germany)(l)	6.00%	04/08/2026	EUR	282	305,306
Kirk Beauty SUN GmbH (Germany)(h)(l)	8.25%	10/01/2026	EUR	115	119,049
					424,355

Surface Transport–0.15%
Zenith Finco PLC (United Kingdom)(l)	6.50%	06/30/2027	GBP	217	268,670
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,693,303)					3,441,396

				Shares
Preferred Stocks–1.84%(j)
Electronics & Electrical–0.08%
Riverbed Technology, Inc., Pfd.				9,494	125,796
Riverbed Technology, Inc., Pfd.				1,997	26,460
					152,256

Nonferrous Metals & Minerals–0.66%
ACNR Holdings, Inc., Pfd.				4,059	1,210,935

Oil & Gas–0.68%
McDermott International Ltd., Pfd. (Acquired 12/30/2020; Cost $0)(e)(g)				102,742	66,782
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $999,531)(e)(g)				999,705	674,801
Southcross Energy Partners L.P., Series B, Pfd. (Acquired 01/31/2020; Cost $0)(e)(g)				242,573	509,403
					1,250,986

Surface Transport–0.42%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-02/06/2020; Cost $232,695)(g)				7,452	191,889
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $244,588)(g)				7,833	201,700
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $192,008)(g)				8,078	222,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Master Loan Fund

	Shares	Value

Surface Transport–(continued)
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $134,829)(g)	5,672	$155,980

		771,714

Total Preferred Stocks (Cost $1,924,445)		3,385,891

Money Market Funds–3.66%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(o)(p)	4,048,594	4,048,594

Invesco Treasury Portfolio, Institutional Class, 0.01%(o)(p)	2,699,063	2,699,063

Total Money Market Funds (Cost $6,747,657)		6,747,657

TOTAL INVESTMENTS IN SECURITIES–101.37% (Cost $194,011,534)		186,604,536

OTHER ASSETS LESS LIABILITIES–(1.37)%		(2,523,290)

NET ASSETS–100.00%		$184,081,246

Investment Abbreviations:
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
USD	- U.S. Dollar
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after February 28, 2022, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(g)	Restricted security. The aggregate value of these securities at February 28, 2022 was $15,591,178, which represented 8.47% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2022 was $247,682, which represented less than 1% of the Fund’s Net Assets.

(j)	Securities acquired through the restructuring of senior loans.
(k)	Non-income producing security.
(l)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $11,228,959, which represented 6.18% of the Fund’s Net Assets.

(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(o)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value
	August 31, 2021	at Cost	from Sales	Appreciation	Gain	February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 2,959,838	$32,112,390	$(31,023,634)	$ -	$ -	$ 4,048,594	$ 479
Invesco Treasury Portfolio, Institutional Class	1,973,225	21,408,260	(20,682,422)	-	-	2,699,063	147
Total	$ 4,933,063	$53,520,650	$(51,706,056)	$ -	$ -	$ 6,747,657	$ 626

(p)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Master Loan Fund

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
03/14/2022	Morgan Stanley & Co. International PLC	EUR	3,589,722	USD	4,058,598	$ 31,717
03/14/2022	Morgan Stanley & Co. International PLC	GBP	697,129	USD	943,246	7,955
03/14/2022	Barclays Bank PLC	GBP	707,691	USD	957,748	8,286
03/14/2022	BNP Paribas S.A.	GBP	707,691	USD	957,460	7,998
04/20/2022	BNP Paribas S.A.	GBP	705,059	USD	954,113	8,050
04/20/2022	BNP Paribas S.A.	USD	36,274	GBP	27,058	32
04/20/2022	Canadian Imperial Bank of Commerce	EUR	3,595,455	USD	4,114,053	74,928
03/14/2022	Goldman Sachs International	EUR	3,461,628	USD	3,915,035	31,847
03/14/2022	Royal Bank of Canada	EUR	3,409,962	USD	3,852,667	27,437
03/14/2022	Royal Bank of Canada	GBP	7,874	USD	10,656	91
04/20/2022	Royal Bank of Canada	EUR	22,400	USD	25,663	499
04/20/2022	Royal Bank of Canada	GBP	705,056	USD	954,132	8,074
03/14/2022	State Street Bank & Trust Co.	EUR	325,000	USD	367,727	3,148
04/20/2022	State Street Bank & Trust Co.	EUR	3,595,401	USD	4,116,195	77,131
04/20/2022	State Street Bank & Trust Co.	GBP	705,056	USD	954,156	8,098
04/20/2022	Toronto Dominion Bank	EUR	3,595,455	USD	4,116,976	77,851
Subtotal-Appreciation						373,142

Currency Risk
03/14/2022	BNP Paribas S.A.	USD	963,936	GBP	712,144	(8,500)
03/14/2022	Canadian Imperial Bank of Commerce	USD	4,109,605	EUR	3,595,455	(76,292)
03/14/2022	Royal Bank of Canada	USD	953,101	GBP	704,121	(8,429)
03/14/2022	State Street Bank & Trust Co.	USD	4,111,737	EUR	3,595,401	(78,484)
03/14/2022	State Street Bank & Trust Co.	USD	953,127	GBP	704,121	(8,454)
03/14/2022	Toronto Dominion Bank	USD	4,112,499	EUR	3,595,455	(79,187)
Subtotal-Depreciation						(259,346)
Total Forward Foreign Currency Contracts						$ 113,796

Abbreviations:

EUR - Euro

GBP - British Pound Sterling

USD - U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Master Loan Fund

Portfolio Composition†

By credit quality, based on total investments

as of February 28, 2022

BBB-	0.34%
BB+	1.70
BB	3.76
BB-	10.55
B+	10.90
B	28.65
B-	23.19
CCC+	5.84
CCC	1.92
CCC-	0.00
CC	0.17
C	0.00
D	0.14
Non-Rated	6.23
Equity	6.61

†Source:	Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Master Loan Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $187,263,877)	$179,856,879

Investments in affiliated money market funds, at value (Cost $6,747,657)	6,747,657

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	373,142

Cash	1,710,236

Foreign currencies, at value (Cost $1,294,788)	1,283,265

Receivable for:
Investments sold	12,891,433

Dividends	23

Interest	1,442,278

Investment for trustee deferred compensation and retirement plans	84,150

Other assets	36,305

Total assets	204,425,368

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	259,346

Payable for:
Investments purchased	18,421,608

Accrued fees to affiliates	14,247

Accrued trustees’ and officers’ fees and benefits	3,220

Accrued other operating expenses	141,620

Trustee deferred compensation and retirement plans	84,150

Unfunded loan commitments	1,419,931

Total liabilities	20,344,122

Net assets applicable to shares outstanding	$184,081,246

Net assets consist of:
Shares of beneficial interest	$(698,852,537)

Distributable earnings	882,933,783

$184,081,246

Net Assets:
Class R6	$184,081,246

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class R6	11,529,279

Class R6:
Net asset value and offering price per share	$15.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Master Loan Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:
Interest	$4,607,884

Dividends	108,173

Dividends from affiliated money market funds	626

Other income	8,566

Total investment income	4,725,249

Expenses:
Advisory fees	272,801

Administrative services fees	13,414

Custodian fees	3,631

Interest, facilities and maintenance fees	47,542

Transfer agent fees	28,287

Trustees’ and officers’ fees and benefits	9,140

Registration and filing fees	11,394

Reports to shareholders	10,617

Professional services fees	80,323

Other	3,295

Total expenses	480,444

Less: Fees waived	(42,412)

Net expenses	438,032

Net investment income	4,287,217

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,338,806)

Foreign currencies	(52,080)

Forward foreign currency contracts	660,172

(730,714)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(489,374)

Foreign currencies	16,086

Forward foreign currency contracts	79,852

(393,436)

Net realized and unrealized gain (loss)	(1,124,150)

Net increase in net assets resulting from operations	$3,163,067

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Master Loan Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28,	August 31,
	2022	2021

Operations:
Net investment income	$ 4,287,217	$ 9,988,866

Net realized gain (loss)	(730,714)	(34,965,466)

Change in net unrealized appreciation (depreciation)	(393,436)	46,309,739

Net increase in net assets resulting from operations	3,163,067	21,333,139

Distributions to shareholders from distributable earnings:
Class R6	(4,241,256)	(9,828,279)

Share transactions–net:
Class R6	(13,931,530)	8,304,387

Net increase (decrease) in net assets	(15,009,719)	19,809,247

Net assets:
Beginning of period	199,090,965	179,281,718

End of period	$184,081,246	$199,090,965

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Master Loan Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class R6
Six months ended 02/28/22	$16.07	$0.36	$(0.10)	$0.26	$(0.36)	$15.97	1.60%	$ 184,081	0.46	%(e)	0.50	%(e)	0.41	%(e)	4.49	%(e)	38%
Year ended 08/31/21	15.15	0.78	0.91	1.69	(0.77)	16.07	11.46	199,091	0.50		0.59		0.38		4.99		89
Year ended 08/31/20	17.21	0.85	(2.40)	(1.55)	(0.51)	15.15	(8.97)	179,282	0.69		0.69		0.50		5.17		53
Eleven months ended 08/31/19	17.56	0.94	(1.29)	(0.35)	–	17.21	(1.99)	667,514	0.50	(e)	0.50	(e)	0.36	(e)	5.90	(e)	42
Year ended 09/30/18	16.58	0.94	0.04	0.98	–	17.56	5.91	1,352,914	0.36		0.37		0.36		5.52		66
Year ended 09/30/17	15.61	0.92	0.05	0.97	–	16.58	6.21	1,558,751	0.35		0.36		0.35		5.63		80
Year ended 09/30/16	14.64	0.84	0.13	0.97	–	15.61	6.63	1,406,679	0.36		0.36		0.36		5.70		74

(a)	Calculated using average shares outstanding.
(b)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.00%, 0.01%, 0.01%, 0.00% and 0.00% for the eleven months ended August 31, 2019 and the years ended September 30, 2018, 2017 and 2016, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Master Loan Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Master Loan Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek income.

Shares of the Fund are sold only to other investment companies. The Fund currently offers Class R6 shares. Class R6 shares are sold at net asset value.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

26	Invesco Master Loan Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), it distributive share of all items of Fund income, gains, losses and deduction for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code to fail that qualification.

The Fund has analyzed its tax positions, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

27	Invesco Master Loan Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

M.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

N.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

O.

Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

P.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”) Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an annual fee of 0.30% based on the average daily net assets of the Fund. The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) to 0.38% of the Fund’s average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

28	Invesco Master Loan Fund

For the six months ended February 28, 2022, the Adviser waived advisory fees of $42,412.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the funds’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$148,820,777	$7,773,310	$156,594,087
Common Stocks & Other Equity Interests	266,723	5,006,263	3,227,924	8,500,910
U.S. Dollar Denominated Bonds & Notes	-	7,934,595	-	7,934,595
Non-U.S. Dollar Denominated Bonds & Notes	-	3,441,396	-	3,441,396
Preferred Stocks	-	2,134,905	1,250,986	3,385,891
Money Market Funds	6,747,657	-	-	6,747,657
Total Investments in Securities	7,014,380	167,337,936	12,252,220	186,604,536

Other Investments - Assets
Forward Foreign Currency Contracts*	-	373,142	-	373,142

Other Investments - Liabilities
Forward Foreign Currency Contracts*	-	(259,346)	-	(259,346)
Total Other Investments	-	113,796	-	113,796
Total Investments	$7,014,380	$167,451,732	$12,252,220	$186,718,332

*	Forward foreign currency contracts are valued at unrealized appreciation.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

    The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2022:

	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 02/28/22
Variable Rate Senior Loan Interests	$5,094,233	$4,068,429	$(4,200,602)	$(17,834)	$ 61,041	$ (58,545)	$3,721,763	$(895,175)	$7,773,310
Non-U.S. Dollar Denominated Bonds & Notes	5,934	-	(51,593)	-	-	45,659	-	-	-
Common Stocks & Other Equity Interests	830,944	64,718	(613,790)	-	454,331	618,225	1,873,496	-	3,227,924
Preferred Stocks	1,135,916	-	(54,445)	-	54,445	115,070	-	-	1,250,986
Investments Matured	84,877	-	(102,881)	66	169	17,769	-	-	-
Total	$7,151,904	$4,133,147	$(5,023,311)	$(17,768)	$569,986	$738,178	$5,595,259	$(895,175)	$12,252,220

* Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

    Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

29	Invesco Master Loan Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2022:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$ 373,142
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$ 373,142

Value

Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(259,346)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(259,346)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Morgan Stanley & Co. International PLC	$ 39,672	$ -	$ 39,672	$-	$-	$ 39,672

Barclays Bank PLC	8,286	-	8,286	-	-	8,286

BNP Paribas S.A.	16,080	(8,500)	7,580	-	-	7,580

Canadian Imperial Bank of Commerce	74,928	(76,292)	(1,364)	-	-	(1,364)

Goldman Sachs International	31,847	-	31,847	-	-	31,847

Royal Bank of Canada	36,101	(8,429)	27,672	-	-	27,672

State Street Bank & Trust Co.	88,377	(86,938)	1,439	-	-	1,439

Toronto Dominion Bank	77,851	(79,187)	(1,336)	-	-	(1,336)

Total	$373,142	$ (259,346)	$ 113,796	$-	$-	$ 113,796

Effect of Derivative Investments for the six months ended February 28, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$660,172
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	79,852
Total	$740,024

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$46,508,728

30	Invesco Master Loan Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

Effective February 18, 2022, the Fund has entered into a credit agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $1.1 billion, collectively by certain Funds, and which will expire on February 17, 2023. Prior to February 18, 2022, the credit agreement permitted borrowings up to $900 million. The credit agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement. During the six months ended February 28, 2022, the Fund did not borrow under the credit agreement.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2022. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
ABG Intermediate Holdings 2 LLC	Term Loan B-3	$ 94,268	$ (23)
athenahealth, Inc.	Delayed Draw Term Loan B	194,920	(1,535)
Brook & Whittle Holding Corp.	Delayed Draw Term Loan	47,545	(111)
DexKo Global, Inc.	Delayed Draw Term Loan	15,445	(794)
DexKo Global, Inc.	Delayed Draw Term Loan	5,515	(61)
Grandir	Delayed Draw Term Loan	14,676	(605)
Icebox Holdco III, Inc.	Delayed Draw Term Loan	59,270	(112)
LendingTree, Inc.	First Lien Term Loan B	308,206	3,309
McDermott International Ltd.	LOC	342,114	(59,870)
Novae LLC	Delayed Draw Term Loan	62,175	(350)
Polygon AB	Delayed Draw Term Loan B	4,631	(162)
Southcross Energy Partners L.P.	Revolver Loan	271,166	(6,779)
		$1,419,931	$(67,093)

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $70,624,877 and $83,615,218, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

NOTE 9–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

    At the six months ended February 28, 2022, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$342,114	$282,244

31	Invesco Master Loan Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Class R6	-	$-	2,572,336	$40,205,356

Issued as reinvestment of dividends:
Class R6	263,319	4,241,256	633,350	9,870,589

Reacquired:
Class R6	(1,124,875)	(18,172,786)	(2,646,984)	(41,771,558)

Net increase (decrease) in share activity	(861,556)	$(13,931,530)	558,702	$8,304,387

(a)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

32	Invesco Master Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class R6	$1,000.00	$1,015.30	$2.30	$1,022.51	$2.31	0.46%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

33	Invesco Master Loan Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-MLF-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco NASDAQ 100 Index Fund

Nasdaq:
R6: IVNQX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class R6 Shares	-8.60%
NASDAQ-100 Index▼ (Broad Market/Style-Specific Index)	-8.32
Lipper Large-Cap Growth Funds Index◾ (Peer Group Index)	-12.49

Source(s): ▼Bloomberg LP; ◾Lipper Inc.

The NASDAQ-100® Index includes 100 of the largest domestic and international nonfinancial securities listed on The Nasdaq Stock Market, based on the market capitalization.

  The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco NASDAQ 100 Index Fund

Average Annual Total Returns
As of 2/28/22

Class R6 Shares
Inception (10/13/20)	12.85%
1 Year	10.31

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Performance figures reflect reinvested distributions and changes in net asset value. Shares of the Fund are sold at net asset value without a sales charge. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco NASDAQ 100 Index Fund

Schedule of Investments(a)

February 28, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.30%
Apparel Retail–0.24%
Ross Stores, Inc.	178	$ 16,267

Apparel, Accessories & Luxury Goods–0.30%
lululemon athletica, inc.(b)	63	20,156

Application Software–5.40%
Adobe, Inc.(b)	238	111,308
ANSYS, Inc.(b)	44	14,265
Atlassian Corp. PLC, Class A(b)	71	21,706
Autodesk, Inc.(b)	110	24,225
Cadence Design Systems, Inc.(b)	138	20,897
Datadog, Inc., Class A(b)	128	20,622
DocuSign, Inc.(b)	98	11,606
Intuit, Inc.	142	67,361
Splunk, Inc.(b)	80	9,448
Synopsys, Inc.(b)	77	24,054
Workday, Inc., Class A(b)	97	22,218
Zoom Video Communications, Inc., Class A(b)	122	16,177
		363,887

Automobile Manufacturers–4.27%
Lucid Group, Inc.(b)	825	23,909
Tesla, Inc.(b)	303	263,740
		287,649

Automotive Retail–0.32%
O’Reilly Automotive, Inc.(b)	33	21,425

Biotechnology–3.30%
Amgen, Inc.	282	63,867
Biogen, Inc.(b)	74	15,615
Gilead Sciences, Inc.	628	37,931
Moderna, Inc.(b)	203	31,181
Regeneron Pharmaceuticals, Inc.(b)	53	32,773
Seagen, Inc.(b)	91	11,727
Vertex Pharmaceuticals, Inc.(b)	128	29,443
		222,537

Cable & Satellite–2.57%
Charter Communications, Inc.,
Class A(b)	90	54,160
Comcast Corp., Class A	2,283	106,753
Sirius XM Holdings, Inc.(c)	2,003	12,339
		173,252

Communications Equipment–1.75%
Cisco Systems, Inc.	2,112	117,786

Construction Machinery & Heavy Trucks–0.24%
PACCAR, Inc.	174	15,975

Data Processing & Outsourced Services–2.42%
Automatic Data Processing, Inc.	211	43,137
Fiserv, Inc.(b)	331	32,329
Paychex, Inc.	180	21,431

	Shares	Value
Data Processing & Outsourced Services–(continued)
PayPal Holdings, Inc.(b)	589	$65,926
		162,823

Diversified Support Services–0.51%
Cintas Corp.	52	19,516
Copart, Inc.(b)	119	14,623
		34,139

Drug Retail–0.30%
Walgreens Boots Alliance, Inc.	434	20,003

Electric Utilities–1.03%
American Electric Power Co., Inc.	252	22,844
Constellation Energy Corp.	163	7,495
Exelon Corp.	489	20,812
Xcel Energy, Inc.	270	18,179
		69,330

General Merchandise Stores–0.24%
Dollar Tree, Inc.(b)	113	16,055

Health Care Equipment–1.40%
DexCom, Inc.(b)	48	19,867
IDEXX Laboratories, Inc.(b)	42	22,359
Intuitive Surgical, Inc.(b)	179	51,969
		94,195

Health Care Supplies–0.30%
Align Technology, Inc.(b)	39	19,947

Hotels, Resorts & Cruise Lines–1.48%
Airbnb, Inc., Class A(b)	174	26,359
Booking Holdings, Inc.(b)	21	45,617
Marriott International, Inc., Class A(b)	163	27,733
		99,709

Hypermarkets & Super Centers–1.71%
Costco Wholesale Corp.	222	115,274

Industrial Conglomerates–0.97%
Honeywell International, Inc.	344	65,274

Interactive Home Entertainment–0.94%
Activision Blizzard, Inc.	390	31,785
Electronic Arts, Inc.	141	18,343
NetEase, Inc., ADR (China)	142	13,538
		63,666

Interactive Media & Services–11.36%
Alphabet, Inc., Class A(b)	91	245,804
Alphabet, Inc., Class C(b)	96	258,991
Baidu, Inc., ADR (China)(b)	122	18,598
Match Group, Inc.(b)	142	15,831
Meta Platforms, Inc., Class A(b)	1,069	225,591
		764,815

Internet & Direct Marketing Retail–8.22%
Amazon.com, Inc.(b)	153	469,903
eBay, Inc.	314	17,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco NASDAQ 100 Index Fund

	Shares	Value
Internet & Direct Marketing Retail–(continued)
JD.com, Inc., ADR (China)(b)	372	$ 26,646
MercadoLibre, Inc. (Brazil)(b)	26	29,293
Pinduoduo, Inc., ADR (China)(b)	208	10,787
		553,770

Internet Services & Infrastructure–0.38%
Okta, Inc.(b)	74	13,530
VeriSign, Inc.(b)	56	11,969
		25,499

IT Consulting & Other Services–0.34%
Cognizant Technology Solutions Corp., Class A	263	22,652

Life Sciences Tools & Services–0.38%
Illumina, Inc.(b)	78	25,475

Movies & Entertainment–1.30%
Netflix, Inc.(b)	222	87,583

Packaged Foods & Meats–1.04%
Kraft Heinz Co. (The)	613	24,042
Mondelez International, Inc., Class A	698	45,705
		69,747

Pharmaceuticals–0.27%
AstraZeneca PLC, ADR (United Kingdom)	295	17,960

Railroads–0.56%
CSX Corp.	1,110	37,640

Research & Consulting Services–0.21%
Verisk Analytics, Inc.	80	14,187

Restaurants–0.80%
Starbucks Corp.	588	53,973

Semiconductor Equipment–2.28%
Applied Materials, Inc.	452	60,659
ASML Holding N.V., New York Shares (Netherlands)	40	26,660
KLA Corp.	76	26,486
Lam Research Corp.	71	39,856
		153,661

Semiconductors–13.82%
Advanced Micro Devices, Inc.(b)	819	101,015
Analog Devices, Inc.	269	43,118
Broadcom, Inc.	206	121,013
Intel Corp.	2,036	97,117
Marvell Technology, Inc.	413	28,220
Microchip Technology, Inc.	278	19,552
Micron Technology, Inc.	560	49,762
NVIDIA Corp.	1,062	258,969
NXP Semiconductors N.V. (China)	133	25,286
QUALCOMM, Inc.	561	96,486
Skyworks Solutions, Inc.	82	11,330
Texas Instruments, Inc.	463	78,705
		930,573

Investment Abbreviations:

ADR – American Depositary Receipt

	Shares	Value
Soft Drinks–2.42%
Keurig Dr Pepper, Inc.	710	$27,456

Monster Beverage Corp.(b)	265	22,366

PepsiCo, Inc.	692	113,308

		163,130

Systems Software–11.45%
Crowdstrike Holdings, Inc., Class A(b)	103	20,107

Fortinet, Inc.(b)	81	27,906

Microsoft Corp.	2,266	677,058

Palo Alto Networks, Inc.(b)	49	29,118

Zscaler, Inc.(b)	71	16,980

		771,169

Technology Hardware, Storage & Peripherals–12.15%
Apple, Inc.(d)	4,953	817,839

Trading Companies & Distributors–0.22%
Fastenal Co.	288	14,820

Trucking–0.27%
Old Dominion Freight Line, Inc.	58	18,214

Wireless Telecommunication Services–1.14%
T-Mobile US, Inc.(b)	626	77,129

Total Common Stocks & Other Equity Interests (Cost $6,447,191)		6,619,185

Money Market Funds–2.76%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	66,550	66,550

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	42,890	42,890

Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	76,057	76,057

Total Money Market Funds (Cost $185,499)		185,497

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.06% (Cost $6,632,690)		6,804,682

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.10%
Invesco Private Government Fund, 0.12%(e)(f)(g)	1,950	1,950

Invesco Private Prime Fund, 0.08%(e)(f)(g)	4,550	4,550

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,500)		6,500

TOTAL INVESTMENTS IN SECURITIES–101.16% (Cost $6,639,190)		6,811,182

OTHER ASSETS LESS LIABILITIES–(1.16)%		(77,829)

NET ASSETS–100.00%		$6,733,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2022.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$144,597	$ 942,714	$(1,020,761)	$ -	$-	$66,550	$ 8
Invesco Liquid Assets Portfolio, Institutional Class	102,802	669,234	(729,115)	(2)	(29)	42,890	3
Invesco Treasury Portfolio, Institutional Class	165,254	1,077,387	(1,166,584)	-	-	76,057	4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,136	(2,186)	-	-	1,950	-
Invesco Private Prime Fund	-	26,777	(22,227)	-	-	4,550	-
Total	$412,653	$2,720,248	$(2,940,873)	$(2)	$(29)	$191,997	$15

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Micro E-mini Nasdaq-100 Index	4	March-2022	$113,824	$(11,060)	$(11,060)

(a)	Futures contracts collateralized by $10,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2022

Information Technology	49.99%
Communication Services	17.31
Consumer Discretionary	15.87
Health Care	5.65
Consumer Staples	5.47
Industrials	2.98
Utilities	1.03
Money Market Funds Plus Other Assets Less Liabilities	1.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco NASDAQ 100 Index Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 6,447,191)*	$6,619,185
Investments in affiliated money market funds, at value (Cost $ 191,999)	191,997
Other investments:
Variation margin receivable – futures contracts	373
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	10,000
Receivable for:
Investments sold	8,921
Fund shares sold	2,436
Fund expenses absorbed	9,024
Dividends	4,713
Investment for trustee deferred compensation and retirement plans	7,040
Other assets	6,879
Total assets	6,860,568

Liabilities:
Payable for:
Investments purchased	76,813
Fund shares reacquired	75
Collateral upon return of securities loaned	6,500
Accrued fees to affiliates	8,065
Accrued trustees’ and officers’ fees and benefits	2,088
Accrued other operating expenses	26,634
Trustee deferred compensation and retirement plans	7,040
Total liabilities	127,215
Net assets applicable to shares outstanding	$6,733,353

Net assets consist of:
Shares of beneficial interest	$6,618,096
Distributable earnings	115,257
$6,733,353

Net Assets:
Class R6	$6,733,353

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class R6	230,512
Class R6:
Net asset value and offering price per share	$29.21

*	At February 28, 2022, security with a value of $6,160 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco NASDAQ 100 Index Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $23)	$19,208

Dividends from affiliated money market funds (includes securities lending income of $17)	32

Total investment income	19,240

Expenses:
Advisory fees	4,122

Administrative services fees	300

Custodian fees	1,495

Transfer agent fees	659

Trustees’ and officers’ fees and benefits	8,787

Registration and filing fees	5,699

Licensing fees	1,903

Professional services fees	25,343

Other	(15,149)

Total expenses	33,159

Less: Fees waived and/or expenses reimbursed	(25,169)

Net expenses	7,990

Net investment income	11,250

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(43,262)

Affiliated investment securities	(29)

Futures contracts	4,295

(38,996)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(597,039)

Affiliated investment securities	(2)

Futures contracts	(21,720)

(618,761)

Net realized and unrealized gain (loss)	(657,757)

Net increase (decrease) in net assets resulting from operations	$(646,507)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco NASDAQ 100 Index Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the period October 13, 2020 (commencement date) through August 31, 2021

(Unaudited)

		October 13, 2020
		(commencement date)
	February 28,	through
	2022	August 31, 2021
Operations:
Net investment income	$11,250	$11,609
Net realized gain (loss)	(38,996)	14,025
Change in net unrealized appreciation (depreciation)	(618,761)	779,693
Net increase (decrease) in net assets resulting from operations	(646,507)	805,327

Distributions to shareholders from distributable earnings:
Class R6	(39,942)	(10,980)
Share transactions–net:
Class R6	3,023,517	3,601,938
Net increase in net assets	2,337,068	4,396,285

Net assets:
Beginning of period	4,396,285	-
End of period	$6,733,353	$4,396,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco NASDAQ 100 Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class R6
Six months ended 02/28/22	$32.18	$0.06	$(2.81)	$(2.75)	$(0.07)	$(0.15)	$(0.22)	$29.21	(8.60)%	$6,733	0.29	%(d)	1.20	%(d)	0.41	%(d)	7%
Period ended 08/31/21(e)	25.00	0.11	7.18	7.29	(0.11)	-	(0.11)	32.18	29.24	4,396	0.29	(d)	5.30	(d)	0.46	(d)	6

(a)	Calculated using average shares outstanding.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is not annualized for periods less than one year, if applicable.

(d)	Annualized.

(e)	Commencement date of October 13, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco NASDAQ 100 Index Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco NASDAQ 100 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek to track the investment results (before fees and expenses) of the NASDAQ-100 Index® (the “Underlying Index”).

The Fund currently consists of one class of shares, Class R6. Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations

11	Invesco NASDAQ 100 Index Fund

and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2022, fees paid to the Adviser were less than $500.

I.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

12	Invesco NASDAQ 100 Index Fund

K.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 2 billion	0.150%

Over $2 billion	0.140%

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.15%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class R6 shares to 0.29% of the Fund’s average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $4,122 and reimbursed Fund expenses of $21,047.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Trust has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Trust and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Trust, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13	Invesco NASDAQ 100 Index Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$6,619,185	$ –	$–	$6,619,185

Money Market Funds	185,497	6,500	–	191,997

Total Investments in Securities	6,804,682	6,500	–	6,811,182

Other Investments - Liabilities*

Futures Contracts	(11,060)	–	–	(11,060)

Total Investments	$6,793,622	$6,500	$–	$6,800,122

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2022:

Value

Equity
Derivative Liabilities	Risk

Unrealized depreciation on futures contracts - Exchange-Traded(a)	$(11,060)

Derivatives not subject to master netting agreements	11,060

Total Derivative Liabilities subject to master netting agreements	$-

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations

Equity
Risk

Realized Gain:
Futures contracts	$ 4,295

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(21,720)

Total	$(17,425)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$128,452

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate

14	Invesco NASDAQ 100 Index Fund

by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $3,324,365 and $374,926, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$ 593,708

Aggregate unrealized (depreciation) of investments	(445,052)

Net unrealized appreciation of investments	$ 148,656

Cost of investments for tax purposes is $6,651,466.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended
	February 28, 2022(a)		August 31, 2021(b)
	Shares	Amount	Shares	Amount

Sold:
Class R6	104,254	$3,346,176	137,077	$3,615,070

Issued as reinvestment of dividends:
Class R6	668	21,774	74	2,060

Reacquired:
Class R6	(11,021)	(344,433)	(540)	(15,192)

Net increase in share activity	93,901	$3,023,517	136,611	$3,601,938

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 35% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of October 13, 2020.

15	Invesco NASDAQ 100 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class R6	$1,000.00	$914.00	$1.38	$1,023.36	$1.45	0.29%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco NASDAQ 100 Index Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	NDQ-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco S&P 500 Index Fund

Nasdaq:

A: SPIAX ∎ C: SPICX ∎ Y: SPIDX ∎ R6: SPISX

2	Fund Performance

4	Schedule of Investments

13	Financial Statements

16	Financial Highlights

17	Notes to Financial Statements

23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.88%
Class C Shares	-3.24
Class Y Shares	-2.77
Class R6 Shares	-2.71
S&P 500 Index▼ (Broad Market/Style-Specific Index)	-2.62
Lipper S&P 500 Objective Funds Index∎ (Peer Group Index)	-2.75
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Lipper S&P 500 Objective Funds Index is an unmanaged index considered representative of S&P 500 funds tracked by Lipper.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco S&P 500 Index Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	7.61%
10 Years	13.31
5 Years	13.26
1 Year	9.42

Class C Shares
Inception (9/26/97)	7.59%
10 Years	13.28
5 Years	13.72
1 Year	13.96

Class Y Shares
Inception (9/26/97)	8.12%
10 Years	14.23
5 Years	14.83
1 Year	16.03

Class R6 Shares
10 Years	14.13%
5 Years	14.90
1 Year	16.15

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Morgan Stanley S&P 500 Index Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco S&P 500 Index Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco S&P 500 Index Fund

Schedule of Investments(a)

February 28, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.83%
Advertising–0.08%
Interpublic Group of Cos., Inc. (The)	22,685	$ 834,808
Omnicom Group, Inc.(b)	12,280	1,030,169
		1,864,977

Aerospace & Defense–1.63%
Boeing Co. (The)(c)	32,246	6,621,394
General Dynamics Corp.	13,527	3,171,405
Howmet Aerospace, Inc.	22,292	800,729
Huntington Ingalls Industries, Inc.	2,313	472,777
L3Harris Technologies, Inc.	11,515	2,905,350
Lockheed Martin Corp.	14,326	6,214,619
Northrop Grumman Corp.	8,697	3,845,291
Raytheon Technologies Corp.	87,367	8,972,591
Textron, Inc.	12,866	940,890
TransDigm Group, Inc.(c)	3,056	2,037,099
		35,982,145

Agricultural & Farm Machinery–0.27%
Deere & Co.	16,469	5,929,169

Agricultural Products–0.12%
Archer-Daniels-Midland Co.	32,654	2,561,706

Air Freight & Logistics–0.63%
C.H. Robinson Worldwide, Inc.	7,506	725,680
Expeditors International of Washington, Inc.	9,888	1,022,024
FedEx Corp.	14,264	3,170,459
United Parcel Service, Inc., Class B	42,561	8,955,686
		13,873,849

Airlines–0.22%
Alaska Air Group, Inc.(c)	7,219	405,275
American Airlines Group, Inc.(b)(c)	37,796	651,981
Delta Air Lines, Inc.(c)	37,357	1,491,291
Southwest Airlines Co.(c)	34,550	1,513,290
United Airlines Holdings, Inc.(b)(c)	18,900	839,160
		4,900,997

Alternative Carriers–0.03%
Lumen Technologies, Inc.(b)	53,089	550,002

Apparel Retail–0.30%
Ross Stores, Inc.	20,743	1,895,703
TJX Cos., Inc. (The)	70,193	4,639,757
		6,535,460

Apparel, Accessories & Luxury Goods–0.13%
PVH Corp.	4,061	397,531
Ralph Lauren Corp.	2,754	363,638
Tapestry, Inc.	15,851	648,306
Under Armour, Inc., Class A(c)	10,769	192,658
Under Armour, Inc., Class C(c)	12,553	196,203
VF Corp.(b)	19,029	1,104,063
		2,902,399

	Shares	Value
Application Software–2.11%
Adobe, Inc.(c)	27,772	$ 12,988,409
ANSYS, Inc.(c)	5,093	1,651,100
Autodesk, Inc.(c)	12,832	2,825,991
Cadence Design Systems, Inc.(c)	16,177	2,449,683
Ceridian HCM Holding, Inc.(c)	7,949	579,562
Citrix Systems, Inc.	7,186	736,565
Intuit, Inc.	16,528	7,840,387
Paycom Software, Inc.(c)	2,810	953,180
PTC, Inc.(c)	6,086	677,250
salesforce.com, inc.(c)	57,145	12,030,737
Synopsys, Inc.(c)	8,901	2,780,583
Tyler Technologies, Inc.(c)	2,391	1,023,970
		46,537,417

Asset Management & Custody Banks–0.75%
Ameriprise Financial, Inc.	6,519	1,954,331
Bank of New York Mellon Corp. (The)	44,347	2,357,043
BlackRock, Inc.	8,335	6,200,323
Franklin Resources, Inc.	16,403	487,661
Invesco Ltd.(d)	19,921	423,122
Northern Trust Corp.	12,121	1,380,582
State Street Corp.	21,342	1,821,113
T. Rowe Price Group, Inc.	13,118	1,896,338
		16,520,513

Auto Parts & Equipment–0.12%
Aptiv PLC(c)	15,790	2,043,858
BorgWarner, Inc.	13,995	573,935
		2,617,793

Automobile Manufacturers–2.23%
Ford Motor Co.	229,126	4,023,453
General Motors Co.(c)	84,745	3,959,286
Tesla, Inc.(c)	47,481	41,328,887
		49,311,626

Automotive Retail–0.30%
Advance Auto Parts, Inc.	3,729	762,506
AutoZone, Inc.(c)	1,224	2,280,789
CarMax, Inc.(c)	9,463	1,034,590
O’Reilly Automotive, Inc.(c)	3,953	2,566,446
		6,644,331

Biotechnology–1.81%
AbbVie, Inc.	103,191	15,248,534
Amgen, Inc.(b)	32,878	7,446,210
Biogen, Inc.(c)	8,541	1,802,237
Gilead Sciences, Inc.	73,219	4,422,428
Incyte Corp.(c)	10,817	738,801
Moderna, Inc.(c)	20,589	3,162,470
Regeneron Pharmaceuticals, Inc.(c)	6,170	3,815,281
Vertex Pharmaceuticals, Inc.(c)	14,868	3,419,937
		40,055,898

Brewers–0.03%
Molson Coors Beverage Co., Class B	10,997	573,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco S&P 500 Index Fund

	Shares	Value
Broadcasting–0.13%
Discovery, Inc., Class A(c)	9,636	$ 270,290
Discovery, Inc., Class C(c)	17,499	489,447
Fox Corp., Class A	18,429	770,885
Fox Corp., Class B	8,452	323,373
Paramount Global, Class B	35,413	1,083,992
		2,937,987

Building Products–0.44%
A.O. Smith Corp.	7,736	530,535
Allegion PLC	5,235	599,512
Carrier Global Corp.	50,583	2,270,165
Fortune Brands Home & Security, Inc.	7,936	689,638
Johnson Controls International PLC	41,367	2,687,200
Masco Corp.	14,247	798,402
Trane Technologies PLC	13,865	2,134,240
		9,709,692

Cable & Satellite–0.78%
Charter Communications, Inc., Class A(c)	7,220	4,344,851
Comcast Corp., Class A	266,139	12,444,660
DISH Network Corp., Class A(c)	14,575	465,817
		17,255,328

Casinos & Gaming–0.18%
Caesars Entertainment, Inc.(c)	12,478	1,050,523
Las Vegas Sands Corp.(c)	20,067	860,072
MGM Resorts International	22,719	1,006,225
Penn National Gaming, Inc.(c)	9,570	491,419
Wynn Resorts Ltd.(c)	6,143	531,492
		3,939,731

Commodity Chemicals–0.18%
Dow, Inc.	43,172	2,545,421
LyondellBasell Industries N.V., Class A	15,345	1,491,994
		4,037,415

Communications Equipment–0.85%
Arista Networks, Inc.(c)	13,093	1,606,904
Cisco Systems, Inc.	246,185	13,729,737
F5, Inc.(c)	3,520	706,992
Juniper Networks, Inc.	18,836	636,468
Motorola Solutions, Inc.	9,857	2,172,779
		18,852,880

Computer & Electronics Retail–0.06%
Best Buy Co., Inc.(b)	12,919	1,248,492

Construction & Engineering–0.04%
Quanta Services, Inc.	8,317	906,054

Construction Machinery & Heavy Trucks–0.48%
Caterpillar, Inc.	31,574	5,922,651
Cummins, Inc.	8,348	1,703,994
PACCAR, Inc.	20,265	1,860,530
Wabtec Corp.	10,904	1,012,109
		10,499,284

Construction Materials–0.13%
Martin Marietta Materials, Inc.	3,641	1,381,396
Vulcan Materials Co.	7,745	1,405,330
		2,786,726

	Shares	Value
Consumer Electronics–0.04%
Garmin Ltd.	8,868	$ 979,382

Consumer Finance–0.65%
American Express Co.	36,621	7,124,249
Capital One Financial Corp.	24,843	3,807,687
Discover Financial Services	17,164	2,118,724
Synchrony Financial	31,943	1,366,522
		14,417,182

Copper–0.18%
Freeport-McMoRan, Inc.	85,715	4,024,319

Data Processing & Outsourced Services–3.00%
Automatic Data Processing, Inc.	24,596	5,028,406
Broadridge Financial Solutions, Inc.	6,804	994,813
Fidelity National Information Services, Inc.	35,543	3,384,760
Fiserv, Inc.(c)	34,684	3,387,586
FleetCor Technologies, Inc.(c)	4,735	1,108,937
Global Payments, Inc.	16,935	2,258,790
Jack Henry & Associates, Inc.	4,321	763,953
Mastercard, Inc., Class A	50,635	18,270,121
Paychex, Inc.	18,732	2,230,232
PayPal Holdings, Inc.(c)	68,581	7,676,272
Visa, Inc., Class A(b)	97,886	21,155,122
		66,258,992

Distillers & Vintners–0.13%
Brown-Forman Corp., Class B	10,665	695,678
Constellation Brands, Inc., Class A	9,642	2,079,008
		2,774,686

Distributors–0.13%
Genuine Parts Co.	8,240	1,006,599
LKQ Corp.	15,653	734,908
Pool Corp.	2,340	1,073,077
		2,814,584

Diversified Banks–3.02%
Bank of America Corp.	420,384	18,580,973
Citigroup, Inc.	115,822	6,860,137
JPMorgan Chase & Co.	172,501	24,460,642
U.S. Bancorp	78,762	4,453,203
Wells Fargo & Co.	232,737	12,421,174
		66,776,129

Diversified Support Services–0.16%
Cintas Corp.	5,130	1,925,392
Copart, Inc.(c)	12,455	1,530,470
		3,455,862

Drug Retail–0.09%
Walgreens Boots Alliance, Inc.	41,937	1,932,876

Electric Utilities–1.58%
Alliant Energy Corp.	14,613	853,399
American Electric Power Co., Inc.	29,398	2,664,929
Constellation Energy Corp.	19,034	875,183
Duke Energy Corp.	44,899	4,508,309
Edison International	22,175	1,406,339
Entergy Corp.	11,731	1,234,219
Evergy, Inc.	13,384	835,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco S&P 500 Index Fund

	Shares	Value
Electric Utilities–(continued)
Eversource Energy	20,068	$ 1,641,562
Exelon Corp.	57,104	2,430,346
FirstEnergy Corp.	31,778	1,329,909
NextEra Energy, Inc.	114,530	8,964,263
NRG Energy, Inc.	14,291	540,771
Pinnacle West Capital Corp.	6,431	455,508
PPL Corp.	44,166	1,155,824
Southern Co. (The)	61,861	4,006,737
Xcel Energy, Inc.	31,443	2,117,057
		35,019,651

Electrical Components & Equipment–0.52%
AMETEK, Inc.	13,502	1,752,425
Eaton Corp. PLC	23,266	3,589,711
Emerson Electric Co.	34,893	3,242,257
Generac Holdings, Inc.(c)	3,682	1,161,560
Rockwell Automation, Inc.	6,770	1,804,747
		11,550,700

Electronic Components–0.20%
Amphenol Corp., Class A	34,906	2,653,205
Corning, Inc.	44,832	1,811,213
		4,464,418

Electronic Equipment & Instruments–0.23%
Keysight Technologies, Inc.(c)	10,751	1,691,885
Teledyne Technologies, Inc.(c)	2,723	1,169,202
Trimble, Inc.(c)	14,651	1,021,907
Zebra Technologies Corp., Class A(c)	3,119	1,289,207
		5,172,201

Electronic Manufacturing Services–0.14%
IPG Photonics Corp.(c)	2,039	265,784
TE Connectivity Ltd. (Switzerland)	19,047	2,712,864
		2,978,648

Environmental & Facilities Services–0.23%
Republic Services, Inc.	12,215	1,469,220
Rollins, Inc.	13,039	425,463
Waste Management, Inc.	22,463	3,243,657
		5,138,340

Fertilizers & Agricultural Chemicals–0.24%
CF Industries Holdings, Inc.	12,357	1,003,265
Corteva, Inc.	42,546	2,213,668
FMC Corp.	7,412	869,057
Mosaic Co. (The)	21,620	1,133,537
		5,219,527

Financial Exchanges & Data–1.18%
Cboe Global Markets, Inc.	6,225	730,130
CME Group, Inc., Class A	20,978	4,961,927
FactSet Research Systems, Inc.	2,197	892,180
Intercontinental Exchange, Inc.	32,886	4,213,354
MarketAxess Holdings, Inc.	2,219	846,393
Moody’s Corp.	9,440	3,039,963
MSCI, Inc.	4,812	2,414,132
Nasdaq, Inc.	6,833	1,169,468
S&P Global, Inc.	20,674	7,767,171
		26,034,718

	Shares	Value
Food Distributors–0.12%
Sysco Corp.	29,924	$ 2,606,380

Food Retail–0.08%
Kroger Co. (The)	39,500	1,848,600

Footwear–0.46%
NIKE, Inc., Class B	74,586	10,184,718

Gas Utilities–0.04%
Atmos Energy Corp.	7,729	848,721

General Merchandise Stores–0.47%
Dollar General Corp.	13,617	2,700,796
Dollar Tree, Inc.(c)	13,293	1,888,669
Target Corp.	28,486	5,690,648
		10,280,113

Gold–0.14%
Newmont Corp.	46,546	3,081,345

Health Care Distributors–0.24%
AmerisourceBergen Corp.	8,732	1,244,572
Cardinal Health, Inc.	16,535	893,055
Henry Schein, Inc.(c)	7,961	687,671
McKesson Corp.	8,911	2,450,169
		5,275,467

Health Care Equipment–2.69%
Abbott Laboratories	103,216	12,449,914
ABIOMED, Inc.(c)	2,656	825,325
Baxter International, Inc.	29,225	2,483,248
Becton, Dickinson and Co.	16,763	4,547,467
Boston Scientific Corp.(c)	83,177	3,673,928
DexCom, Inc.(c)	5,657	2,341,489
Edwards Lifesciences Corp.(c)	36,442	4,094,988
Hologic, Inc.(c)	14,796	1,053,031
IDEXX Laboratories, Inc.(c)	4,949	2,634,600
Intuitive Surgical, Inc.(c)	20,836	6,049,316
Medtronic PLC	78,555	8,247,489
ResMed, Inc.	8,505	2,098,609
STERIS PLC	5,838	1,401,120
Stryker Corp.	19,597	5,160,870
Teleflex, Inc.	2,734	919,472
Zimmer Biomet Holdings, Inc.	12,194	1,550,955
		59,531,821

Health Care Facilities–0.19%
HCA Healthcare, Inc.	13,978	3,498,833
Universal Health Services, Inc., Class B	4,324	622,354
		4,121,187

Health Care REITs–0.20%
Healthpeak Properties, Inc.	31,466	977,334
Ventas, Inc.	23,726	1,281,204
Welltower, Inc.	25,406	2,116,066
		4,374,604

Health Care Services–0.70%
Cigna Corp.	19,345	4,599,854
CVS Health Corp.	77,053	7,986,544
DaVita, Inc.(c)	3,823	431,120
Laboratory Corp. of America Holdings(c)	5,585	1,514,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco S&P 500 Index Fund

	Shares	Value
Health Care Services–(continued)
Quest Diagnostics, Inc.	7,160	$ 939,893
		15,472,398

Health Care Supplies–0.18%
Align Technology, Inc.(c)	4,281	2,189,560
Cooper Cos., Inc. (The)	2,878	1,177,160
DENTSPLY SIRONA, Inc.	12,759	690,772
		4,057,492

Health Care Technology–0.07%
Cerner Corp.	17,174	1,601,476

Home Furnishings–0.02%
Mohawk Industries, Inc.(c)	3,186	448,525

Home Improvement Retail–1.28%
Home Depot, Inc. (The)	61,601	19,455,444
Lowe’s Cos., Inc.	40,417	8,934,582
		28,390,026

Homebuilding–0.21%
D.R. Horton, Inc.	19,026	1,624,820
Lennar Corp., Class A	15,803	1,420,374
NVR, Inc.(c)	192	952,020
PulteGroup, Inc.	14,789	734,422
		4,731,636

Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.(c)	41,137	751,573

Hotels, Resorts & Cruise Lines–0.66%
Booking Holdings, Inc.(c)	2,396	5,204,711
Carnival Corp.(c)	48,929	994,727
Expedia Group, Inc.(c)	8,521	1,671,053
Hilton Worldwide Holdings, Inc.(c)	16,269	2,421,803
Marriott International, Inc., Class A(c)	15,968	2,716,796
Norwegian Cruise Line Holdings Ltd.(b)(c)	21,599	420,964
Royal Caribbean Cruises Ltd.(b)(c)	13,086	1,056,302
		14,486,356

Household Appliances–0.03%
Whirlpool Corp.	3,573	719,138

Household Products–1.39%
Church & Dwight Co., Inc.	14,250	1,394,363
Clorox Co. (The)	7,171	1,045,460
Colgate-Palmolive Co.	49,198	3,785,786
Kimberly-Clark Corp.	19,654	2,557,968
Procter & Gamble Co. (The)	141,254	22,020,086
		30,803,663

Housewares & Specialties–0.02%
Newell Brands, Inc.	22,099	524,851

Human Resource & Employment Services–0.04%
Robert Half International, Inc.	6,498	781,644

Hypermarkets & Super Centers–1.11%
Costco Wholesale Corp.	25,789	13,390,938
Walmart, Inc.	83,011	11,219,767
		24,610,705

	Shares	Value
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The)	38,916	$ 826,187

Industrial Conglomerates–0.97%
3M Co.	33,636	4,999,991
General Electric Co.	64,099	6,122,096
Honeywell International, Inc.	40,183	7,624,724
Roper Technologies, Inc.	6,157	2,759,691
		21,506,502

Industrial Gases–0.54%
Air Products and Chemicals, Inc.	12,920	3,052,996
Linde PLC (United Kingdom)	29,917	8,772,861
		11,825,857

Industrial Machinery–0.77%
Dover Corp.	8,404	1,318,251
Fortive Corp.	20,930	1,355,218
IDEX Corp.	4,438	851,652
Illinois Tool Works, Inc.	16,672	3,606,820
Ingersoll Rand, Inc.	23,790	1,201,871
Nordson Corp.	3,179	720,012
Otis Worldwide Corp.	24,793	1,942,036
Parker-Hannifin Corp.	7,536	2,233,595
Pentair PLC	9,502	550,261
Snap-on, Inc.	3,097	650,927
Stanley Black & Decker, Inc.	9,516	1,548,253
Xylem, Inc.	10,525	936,199
		16,915,095

Industrial REITs–0.34%
Duke Realty Corp.	22,230	1,178,190
Prologis, Inc.	43,154	6,294,011
		7,472,201

Insurance Brokers–0.58%
Aon PLC, Class A	12,861	3,757,212
Arthur J. Gallagher & Co.	12,099	1,913,941
Brown & Brown, Inc.	13,682	925,040
Marsh & McLennan Cos., Inc.	29,471	4,580,088
Willis Towers Watson PLC	7,273	1,616,788
		12,793,069

Integrated Oil & Gas–1.71%
Chevron Corp.	112,519	16,202,736
Exxon Mobil Corp.(e)	247,116	19,378,837
Occidental Petroleum Corp.	51,790	2,264,776
		37,846,349

Integrated Telecommunication Services–1.03%
AT&T, Inc.	416,824	9,874,560
Verizon Communications, Inc.	241,664	12,970,107
		22,844,667

Interactive Home Entertainment–0.31%
Activision Blizzard, Inc.	45,464	3,705,316
Electronic Arts, Inc.	16,506	2,147,266
Take-Two Interactive Software, Inc.(c)	6,729	1,090,098
		6,942,680

Interactive Media & Services–5.62%
Alphabet, Inc., Class A(c)	17,557	47,423,915
Alphabet, Inc., Class C(c)	16,321	44,031,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco S&P 500 Index Fund

	Shares	Value
Interactive Media & Services–(continued)
Match Group, Inc.(c)	16,523	$ 1,842,149
Meta Platforms, Inc., Class A(c)	138,121	29,147,675
Twitter, Inc.(b)(c)	46,673	1,659,225
		124,104,084

Internet & Direct Marketing Retail–3.68%
Amazon.com, Inc.(c)	25,457	78,185,066
eBay, Inc.	36,540	1,994,718
Etsy, Inc.(b)(c)	7,400	1,146,186
		81,325,970

Internet Services & Infrastructure–0.10%
Akamai Technologies, Inc.(c)	9,484	1,026,738
VeriSign, Inc.(c)	5,640	1,205,381
		2,232,119

Investment Banking & Brokerage–1.04%
Charles Schwab Corp. (The)	87,753	7,411,618
Goldman Sachs Group, Inc. (The)	19,814	6,762,320
Morgan Stanley	83,792	7,603,286
Raymond James Financial, Inc.	10,810	1,185,317
		22,962,541

IT Consulting & Other Services–1.05%
Accenture PLC, Class A	36,869	11,651,341
Cognizant Technology Solutions Corp., Class A	30,658	2,640,574
DXC Technology Co.(c)	14,533	494,558
EPAM Systems, Inc.(c)	3,310	687,653
Gartner, Inc.(c)	4,794	1,344,333
International Business Machines Corp.	52,346	6,412,908
		23,231,367

Leisure Products–0.03%
Hasbro, Inc.	7,471	725,061

Life & Health Insurance–0.44%
Aflac, Inc.	35,364	2,160,387
Globe Life, Inc.	5,333	538,420
Lincoln National Corp.	10,066	678,650
MetLife, Inc.	41,742	2,819,672
Principal Financial Group, Inc.	14,388	1,016,368
Prudential Financial, Inc.	22,167	2,475,167
		9,688,664

Life Sciences Tools & Services–1.77%
Agilent Technologies, Inc.	17,670	2,303,461
Bio-Rad Laboratories, Inc., Class A(c)	1,261	789,336
Bio-Techne Corp.	2,293	961,707
Charles River Laboratories International, Inc.(c)	2,945	857,466
Danaher Corp.	37,122	10,186,648
Illumina, Inc.(c)	9,123	2,979,572
IQVIA Holdings, Inc.(c)	11,150	2,565,838
Mettler-Toledo International, Inc.(c)	1,342	1,890,529
PerkinElmer, Inc.	7,365	1,322,828
Thermo Fisher Scientific, Inc.	23,000	12,512,000
Waters Corp.(c)	3,562	1,128,192
West Pharmaceutical Services, Inc.	4,324	1,673,734
		39,171,311

	Shares	Value
Managed Health Care–1.75%
Anthem, Inc.	14,167	$ 6,401,359
Centene Corp.(c)	34,184	2,824,282
Humana, Inc.	7,502	3,258,269
UnitedHealth Group, Inc.	54,976	26,161,429
		38,645,339

Metal & Glass Containers–0.08%
Ball Corp.	18,790	1,686,215

Movies & Entertainment–1.22%
Live Nation Entertainment, Inc.(c)	7,884	952,545
Netflix, Inc.(c)	25,855	10,200,314
Walt Disney Co. (The)(c)	106,067	15,746,707
		26,899,566

Multi-line Insurance–0.22%
American International Group, Inc.	48,464	2,967,935
Assurant, Inc.	3,388	574,978
Hartford Financial Services Group, Inc. (The)	19,896	1,382,374
		4,925,287

Multi-Sector Holdings–1.56%
Berkshire Hathaway, Inc., Class B(c)	106,898	34,362,362

Multi-Utilities–0.78%
Ameren Corp.	15,036	1,292,344
CenterPoint Energy, Inc.	36,707	1,003,936
CMS Energy Corp.	16,909	1,082,345
Consolidated Edison, Inc.	20,648	1,770,979
Dominion Energy, Inc.	47,275	3,759,781
DTE Energy Co.	11,308	1,374,940
NiSource, Inc.	22,625	654,541
Public Service Enterprise Group, Inc.	29,516	1,913,522
Sempra Energy	18,640	2,688,261
WEC Energy Group, Inc.	18,412	1,673,283
		17,213,932

Office REITs–0.13%
Alexandria Real Estate Equities, Inc.(b)	8,231	1,558,951
Boston Properties, Inc.(b)	8,297	1,014,806
Vornado Realty Trust	9,160	396,445
		2,970,202

Oil & Gas Equipment & Services–0.30%
Baker Hughes Co., Class A	51,019	1,498,938
Halliburton Co.	53,577	1,796,437
Schlumberger N.V.	82,110	3,221,996
		6,517,371

Oil & Gas Exploration & Production–1.02%
APA Corp.	21,562	768,254
ConocoPhillips	76,988	7,303,082
Coterra Energy, Inc.	49,417	1,152,899
Devon Energy Corp.	36,750	2,188,462
Diamondback Energy, Inc.	10,294	1,421,601
EOG Resources, Inc.	34,152	3,924,748
Hess Corp.	16,090	1,626,055
Marathon Oil Corp.	45,094	1,017,321
Pioneer Natural Resources Co.	13,252	3,175,179
		22,577,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco S&P 500 Index Fund

	Shares	Value
Oil & Gas Refining & Marketing–0.31%
Marathon Petroleum Corp.	35,932	$ 2,798,025
Phillips 66	25,575	2,154,438
Valero Energy Corp.	23,863	1,992,799
		6,945,262

Oil & Gas Storage & Transportation–0.27%
Kinder Morgan, Inc.	113,821	1,980,485
ONEOK, Inc.	26,029	1,699,694
Williams Cos., Inc. (The)	70,921	2,218,409
		5,898,588

Packaged Foods & Meats–0.85%
Campbell Soup Co.	11,569	520,258
Conagra Brands, Inc.	27,999	979,125
General Mills, Inc.	35,354	2,383,920
Hershey Co. (The)	8,486	1,716,378
Hormel Foods Corp.	16,254	774,341
JM Smucker Co. (The)	6,325	852,294
Kellogg Co.	14,934	954,880
Kraft Heinz Co. (The)	41,439	1,625,238
Lamb Weston Holdings, Inc.	8,525	566,316
McCormick & Co., Inc.	14,555	1,385,199
Mondelez International, Inc., Class A	81,425	5,331,709
Tyson Foods, Inc., Class A	17,208	1,594,493
		18,684,151

Paper Packaging–0.22%
Amcor PLC	89,492	1,040,792
Avery Dennison Corp.	4,833	851,575
International Paper Co.	22,604	983,952
Packaging Corp. of America	5,544	816,021
Sealed Air Corp.	8,542	573,425
WestRock Co.	15,383	696,388
		4,962,153

Personal Products–0.18%
Estee Lauder Cos., Inc. (The), Class A	13,524	4,007,567

Pharmaceuticals–3.63%
Bristol-Myers Squibb Co.	129,561	8,896,954
Catalent, Inc.(c)	9,991	1,019,482
Eli Lilly and Co.	46,344	11,583,683
Johnson & Johnson	153,666	25,288,813
Merck & Co., Inc.	147,441	11,291,032
Organon & Co.	14,800	552,484
Pfizer, Inc.	327,626	15,378,764
Viatris, Inc.	70,593	777,229
Zoetis, Inc.	27,616	5,347,838
		80,136,279

Property & Casualty Insurance–0.71%
Allstate Corp. (The)	16,945	2,073,390
Chubb Ltd.	25,142	5,119,917
Cincinnati Financial Corp.	8,747	1,074,044
Loews Corp.	11,583	710,501
Progressive Corp. (The)	34,150	3,617,510
Travelers Cos., Inc. (The)	14,300	2,457,169
W.R. Berkley Corp.	8,042	726,193
		15,778,724

	Shares	Value
Publishing–0.03%
News Corp., Class A	22,941	$512,043
News Corp., Class B	6,956	156,023
		668,066

Railroads–0.78%
CSX Corp.	129,465	4,390,158
Norfolk Southern Corp.	14,204	3,643,610
Union Pacific Corp.	37,524	9,229,028
		17,262,796

Real Estate Services–0.09%
CBRE Group, Inc., Class A(c)	19,534	1,891,868

Regional Banks–1.15%
Citizens Financial Group, Inc.	24,877	1,304,052
Comerica, Inc.	7,632	728,780
Fifth Third Bancorp	39,911	1,909,342
First Republic Bank	10,463	1,812,819
Huntington Bancshares, Inc.	84,534	1,311,968
KeyCorp	54,809	1,374,062
M&T Bank Corp.	7,511	1,368,730
People’s United Financial, Inc.	24,984	526,663
PNC Financial Services Group, Inc. (The)	24,670	4,915,497
Regions Financial Corp.	55,643	1,346,004
Signature Bank	3,539	1,220,566
SVB Financial Group(c)	3,426	2,076,156
Truist Financial Corp.	77,918	4,848,058
Zions Bancorporation N.A.	9,368	664,097
		25,406,794

Reinsurance–0.03%
Everest Re Group Ltd.	2,282	680,538

Research & Consulting Services–0.24%
Equifax, Inc.	7,121	1,554,799
Jacobs Engineering Group, Inc.	7,605	935,415
Leidos Holdings, Inc.	8,068	821,645
Nielsen Holdings PLC	20,942	364,810
Verisk Analytics, Inc.	9,407	1,668,237
		5,344,906

Residential REITs–0.32%
AvalonBay Communities, Inc.	8,157	1,946,179
Equity Residential	19,919	1,699,091
Essex Property Trust, Inc.	3,798	1,204,612
Mid-America Apartment Communities, Inc.	6,720	1,374,979
UDR, Inc.	17,028	934,326
		7,159,187

Restaurants–1.07%
Chipotle Mexican Grill, Inc.(c)	1,642	2,501,341
Darden Restaurants, Inc.	7,575	1,100,042
Domino’s Pizza, Inc.	2,124	918,014
McDonald’s Corp.	43,616	10,675,888
Starbucks Corp.	68,877	6,322,220
Yum! Brands, Inc.	17,109	2,097,221
		23,614,726

Retail REITs–0.30%
Federal Realty Investment Trust	4,033	474,200
Kimco Realty Corp.	35,980	846,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco S&P 500 Index Fund

	Shares	Value
Retail REITs–(continued)
Realty Income Corp.	33,024	$ 2,182,556
Regency Centers Corp.	8,994	592,615
Simon Property Group, Inc.	19,181	2,638,538
		6,734,519

Semiconductor Equipment–0.82%
Applied Materials, Inc.	52,704	7,072,877
Enphase Energy, Inc.(c)	7,874	1,312,596
KLA Corp.	8,849	3,083,876
Lam Research Corp.	8,218	4,613,174
SolarEdge Technologies, Inc.(c)	3,025	966,246
Teradyne, Inc.	9,455	1,114,934
		18,163,703

Semiconductors–5.10%
Advanced Micro Devices, Inc.(c)	95,424	11,769,596
Analog Devices, Inc.	31,369	5,028,137
Broadcom, Inc.	24,025	14,113,246
Intel Corp.	237,393	11,323,646
Microchip Technology, Inc.	32,388	2,277,848
Micron Technology, Inc.	65,294	5,802,025
Monolithic Power Systems, Inc.	2,529	1,160,052
NVIDIA Corp.	145,926	35,584,055
NXP Semiconductors N.V. (China)	15,522	2,951,043
Qorvo, Inc.(c)	6,433	879,906
QUALCOMM, Inc.	65,374	11,243,674
Skyworks Solutions, Inc.	9,639	1,331,821
Texas Instruments, Inc.	53,907	9,163,651
		112,628,700

Soft Drinks–1.32%
Coca-Cola Co. (The)	226,914	14,123,127
Monster Beverage Corp.(c)	21,928	1,850,723
PepsiCo, Inc.	80,706	13,214,801
		29,188,651

Specialized REITs–1.14%
American Tower Corp.	26,583	6,030,885
Crown Castle International Corp.	25,228	4,202,733
Digital Realty Trust, Inc.	16,565	2,234,950
Equinix, Inc.	5,255	3,729,631
Extra Space Storage, Inc.	7,815	1,470,392
Iron Mountain, Inc.(b)	16,682	820,421
Public Storage	8,904	3,161,098
SBA Communications Corp., Class A	6,349	1,926,223
Weyerhaeuser Co.	43,722	1,699,911
		25,276,244

Specialty Chemicals–0.71%
Albemarle Corp.	6,827	1,337,341
Celanese Corp.	6,354	884,985
DuPont de Nemours, Inc.	30,241	2,339,746
Eastman Chemical Co.	7,847	929,634
Ecolab, Inc.	14,552	2,564,936
International Flavors & Fragrances, Inc.	14,856	1,975,848
PPG Industries, Inc.	13,968	1,864,030
Sherwin-Williams Co. (The)	14,079	3,704,607
		15,601,127

Specialty Stores–0.15%
Bath & Body Works, Inc.	15,431	823,552

	Shares	Value
Specialty Stores–(continued)
Tractor Supply Co.	6,643	$ 1,353,777
Ulta Beauty, Inc.(c)	3,172	1,187,914
		3,365,243

Steel–0.10%
Nucor Corp.	16,831	2,215,296

Systems Software–6.72%
Fortinet, Inc.(c)	7,921	2,728,943
Microsoft Corp.	438,244	130,942,925
NortonLifeLock, Inc.	33,957	984,074
Oracle Corp.	94,144	7,152,119
ServiceNow, Inc.(c)	11,616	6,736,351
		148,544,412

Technology Distributors–0.06%
CDW Corp.	7,880	1,358,985

Technology Hardware, Storage & Peripherals–7.10%
Apple, Inc.(e)	909,769	150,221,057
Hewlett Packard Enterprise Co.	76,352	1,215,524
HP, Inc.	67,273	2,311,500
NetApp, Inc.	13,053	1,023,094
Seagate Technology Holdings PLC	12,001	1,238,023
Western Digital Corp.(c)	18,188	926,497
		156,935,695

Tobacco–0.66%
Altria Group, Inc.	107,226	5,499,622
Philip Morris International, Inc.	90,873	9,184,534
		14,684,156

Trading Companies & Distributors–0.19%
Fastenal Co.	33,572	1,727,615
United Rentals, Inc.(c)	4,225	1,358,845
W.W. Grainger, Inc.	2,507	1,195,989
		4,282,449

Trucking–0.12%
J.B. Hunt Transport Services, Inc.	4,904	995,169
Old Dominion Freight Line, Inc.	5,437	1,707,381
		2,702,550

Water Utilities–0.07%
American Water Works Co., Inc.	10,596	1,600,950

Wireless Telecommunication Services–0.19%
T-Mobile US, Inc.(c)	34,266	4,221,914
Total Common Stocks & Other Equity Interests (Cost $782,479,313)		2,162,238,146

Money Market Funds–2.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f)	17,181,588	17,181,588
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(f)	10,345,310	10,345,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco S&P 500 Index Fund

	Shares	Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(f)	19,636,100	$ 19,636,100
Total Money Market Funds (Cost $47,161,727)		47,162,998
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $829,641,040)		2,209,401,144

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.85%
Invesco Private Government Fund, 0.12%(d)(f)(g)	12,253,387	12,253,387

	Shares	Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.08%(d)(f)(g)	28,588,378	$28,591,238

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,846,070)		40,844,625

TOTAL INVESTMENTS IN SECURITIES–101.81% (Cost $870,487,110)		2,250,245,769

OTHER ASSETS LESS LIABILITIES–(1.81)%		(40,104,893)

NET ASSETS–100.00%		$2,210,140,876

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 28, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Dividend Income
Invesco Ltd.	$ 544,760	$11,520	$(54,009)	$(70,296)	$(8,853)	$ 423,122	$6,694
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	20,330,313	28,731,674	(31,880,399)	-	-	17,181,588	2,726
Invesco Liquid Assets Portfolio, Institutional Class	12,827,772	20,293,840	(22,771,714)	(1,838)	(2,750)	10,345,310	802
Invesco Treasury Portfolio, Institutional Class	23,234,644	32,836,199	(36,434,743)	-	-	19,636,100	1,222
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,238,395	118,339,218	(107,324,226)	-	-	12,253,387	1,460*
Invesco Private Prime Fund	2,889,590	243,648,411	(217,934,216)	(1,445)	(11,102)	28,591,238	12,985*
Total	$61,065,474	$443,860,862	$(416,399,307)	$(73,579)	$(22,705)	$88,430,745	$25,889

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	228	March-2022	$49,795,200	$(2,015,070)	$(2,015,070)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco S&P 500 Index Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2022

Information Technology	27.48%
Health Care	13.03
Consumer Discretionary	11.57
Financials	11.33
Communication Services	9.42
Industrials	7.73
Consumer Staples	6.08
Energy	3.61
Real Estate	2.55
Materials	2.52
Utilities	2.51
Money Market Funds Plus Other Assets Less Liabilities	2.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco S&P 500 Index Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 782,030,186)*	$2,161,815,024
Investments in affiliates, at value (Cost $ 88,456,924)	88,430,745
Cash	4,290
Receivable for:
Fund shares sold	1,705,847
Dividends	2,868,246
Investment for trustee deferred compensation and retirement plans	84,808
Other assets	74,220
Total assets	2,254,983,180

Liabilities:

Other investments:
Variation margin payable - futures contracts	48,977
Payable for:
Fund shares reacquired	2,548,224
Collateral upon return of securities loaned	40,846,070
Accrued fees to affiliates	1,061,741
Accrued trustees’ and officers’ fees and benefits	3,396
Accrued other operating expenses	233,955
Trustee deferred compensation and retirement plans	99,941
Total liabilities	44,842,304
Net assets applicable to shares outstanding	$2,210,140,876

Net assets consist of:
Shares of beneficial interest	$ 846,582,756
Distributable earnings	1,363,558,120
$2,210,140,876

Net Assets:
Class A	$1,510,722,032
Class C	$ 373,964,582
Class Y	$ 309,924,570
Class R6	$ 15,529,692

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	32,749,108
Class C	8,430,546
Class Y	6,627,376
Class R6	331,913
Class A:
Net asset value per share	$ 46.13
Maximum offering price per share (Net asset value of $46.13 ÷ 94.50%)	$ 48.81
Class C:
Net asset value and offering price per share	$ 44.36
Class Y:
Net asset value and offering price per share	$ 46.76
Class R6:
Net asset value and offering price per share	$ 46.79

*	At February 28, 2022, securities with an aggregate value of $39,645,523 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco S&P 500 Index Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $2,617)	$15,263,006

Dividends from affiliates (includes securities lending income of $16,360)	27,804

Total investment income	15,290,810

Expenses:
Advisory fees	1,326,324

Administrative services fees	149,993

Custodian fees	1,365

Distribution fees:
Class A	1,927,095

Class C	1,968,607

Transfer agent fees – A, C and Y	1,345,628

Transfer agent fees – R6	1,716

Trustees’ and officers’ fees and benefits	16,317

Registration and filing fees	47,031

Licensing fees	209,976

Reports to shareholders	43,019

Professional services fees	28,239

Other	16,507

Total expenses	7,081,817

Less: Fees waived and/or expense offset arrangement(s)	(7,234)

Net expenses	7,074,583

Net investment income	8,216,227

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,642,209

Affiliated investment securities	(22,705)

Futures contracts	4,238,363

6,857,867

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(77,678,354)

Affiliated investment securities	(73,579)

Futures contracts	(5,407,976)

(83,159,909)

Net realized and unrealized gain (loss)	(76,302,042)

Net increase (decrease) in net assets resulting from operations	$(68,085,815)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021

Operations:
Net investment income	$8,216,227	$16,166,054

Net realized gain	6,857,867	25,692,526

Change in net unrealized appreciation (depreciation)	(83,159,909)	475,307,322

Net increase (decrease) in net assets resulting from operations	(68,085,815)	517,165,902

Distributions to shareholders from distributable earnings:
Class A	(30,656,675)	(15,460,766)

Class C	(5,524,672)	(2,399,908)

Class Y	(6,585,646)	(2,976,739)

Class R6	(322,867)	(135,315)

Total distributions from distributable earnings	(43,089,860)	(20,972,728)

Share transactions–net:
Class A	42,214,819	57,177,326

Class C	(9,041,413)	(46,628,802)

Class Y	40,277,518	23,700,204

Class R6	3,511,539	2,029,732

Net increase in net assets resulting from share transactions	76,962,463	36,278,460

Net increase (decrease) in net assets	(34,213,212)	532,471,634

Net assets:
Beginning of period	2,244,354,088	1,711,882,454

End of period	$2,210,140,876	$2,244,354,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco S&P 500 Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/22	$48.42	$0.20	$(1.54)	$(1.34)	$(0.39)	$(0.56)	$(0.95)	$46.13	(2.88)%		$1,510,722	0.53	%(d)	0.53	%(d)	0.83	%(d)	1%
Year ended 08/31/21	37.59	0.39	10.94	11.33	(0.43)	(0.07)	(0.50)	48.42	30.46		1,544,523	0.54		0.54		0.93		5
Year ended 08/31/20	31.59	0.45	6.21	6.66	(0.45)	(0.21)	(0.66)	37.59	21.33	(e)	1,147,062	0.54	(e)	0.54	(e)	1.36	(e)	2
Year ended 08/31/19	31.63	0.45	0.20	0.65	(0.42)	(0.27)	(0.69)	31.59	2.36	(e)	906,581	0.55	(e)	0.55	(e)	1.47	(e)	3
Year ended 08/31/18	26.93	0.38	4.69	5.07	(0.37)	–	(0.37)	31.63	18.96		805,009	0.57		0.57		1.30		4
Year ended 08/31/17	23.60	0.38	3.26	3.64	(0.31)	–	(0.31)	26.93	15.55		661,887	0.58		0.58		1.52		4
Class C
Six months ended 02/28/22	46.48	0.01	(1.48)	(1.47)	(0.09)	(0.56)	(0.65)	44.36	(3.24)		373,965	1.28	(d)	1.28	(d)	0.08	(d)	1
Year ended 08/31/21	36.09	0.12	10.52	10.64	(0.18)	(0.07)	(0.25)	46.48	29.65	(f)	400,963	1.18	(f)	1.18	(f)	0.29	(f)	5
Year ended 08/31/20	30.36	0.19	5.96	6.15	(0.21)	(0.21)	(0.42)	36.09	20.41		353,371	1.30		1.30		0.60		2
Year ended 08/31/19	30.43	0.21	0.21	0.42	(0.22)	(0.27)	(0.49)	30.36	1.60		294,011	1.31		1.31		0.71		3
Year ended 08/31/18	25.95	0.17	4.51	4.68	(0.20)	–	(0.20)	30.43	18.11	(f)	345,823	1.29	(f)	1.29	(f)	0.58	(f)	4
Year ended 08/31/17	22.77	0.19	3.14	3.33	(0.15)	–	(0.15)	25.95	14.71	(f)	274,100	1.31	(f)	1.31	(f)	0.79	(f)	4
Class Y
Six months ended 02/28/22	49.12	0.28	(1.58)	(1.30)	(0.50)	(0.56)	(1.06)	46.76	(2.77)		309,925	0.28	(d)	0.28	(d)	1.08	(d)	1
Year ended 08/31/21	38.11	0.50	11.10	11.60	(0.52)	(0.07)	(0.59)	49.12	30.80		286,102	0.29		0.29		1.18		5
Year ended 08/31/20	32.01	0.53	6.30	6.83	(0.52)	(0.21)	(0.73)	38.11	21.62		203,430	0.30		0.30		1.60		2
Year ended 08/31/19	32.04	0.53	0.20	0.73	(0.49)	(0.27)	(0.76)	32.01	2.62		181,204	0.31		0.31		1.71		3
Year ended 08/31/18	27.26	0.46	4.75	5.21	(0.43)	–	(0.43)	32.04	19.29		152,974	0.32		0.32		1.55		4
Year ended 08/31/17	23.88	0.45	3.29	3.74	(0.36)	–	(0.36)	27.26	15.83		143,171	0.33		0.33		1.77		4
Class R6
Six months ended 02/28/22	49.15	0.31	(1.58)	(1.27)	(0.53)	(0.56)	(1.09)	46.79	(2.71)		15,530	0.18	(d)	0.18	(d)	1.18	(d)	1
Year ended 08/31/21	38.13	0.53	11.09	11.62	(0.53)	(0.07)	(0.60)	49.15	30.86		12,765	0.24		0.24		1.23		5
Year ended 08/31/20	32.02	0.55	6.31	6.86	(0.54)	(0.21)	(0.75)	38.13	21.70		8,020	0.24		0.24		1.66		2
Year ended 08/31/19	32.05	0.54	0.20	0.74	(0.50)	(0.27)	(0.77)	32.02	2.65		5,646	0.26		0.26		1.76		3
Year ended 08/31/18	27.28	0.48	4.75	5.23	(0.46)	–	(0.46)	32.05	19.33		4,186	0.29		0.29		1.58		4
Period ended 08/31/17(g)	25.85	0.20	1.23	1.43	–	–	–	27.28	5.53		284	0.26	(d)	0.26	(d)	1.84	(d)	4

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended August 31, 2020 and 2019, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.89%, 0.97% and 0.98% for the years ended August 31, 2021, August 31, 2018 and August 31, 2017, respectively.

(g)	Commencement date of April 04, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco S&P 500 Index Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

17	Invesco S&P 500 Index Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

On September 29, 2021, the Board of Trustees appointed Invesco Advisers, Inc. (the “Adviser” or “Invesco”) to serve as an affiliated securities lending agent for the Fund. Prior to September 29, 2021, the Bank of New York Mellon (“BNYM”) served as the sole securities lending agent for the Fund under the securities lending program. BNYM also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2022, the Fund paid the Adviser $1,041 fees for securities lending agent services.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk

18	Invesco S&P 500 Index Fund

and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 2 billion	0.120%
Over $2 billion	0.100%

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.00%, 2.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $7,130.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; and (2) Class C — up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly.

For the six months ended February 28, 2022, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $154,406 in front-end sales commissions from the sale of Class A shares and $1,201 and $8,593 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

  Level 1 – Prices are determined using quoted prices in an active market for identical assets.

19	Invesco S&P 500 Index Fund

  Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

  Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,162,238,146	$–	$–	$2,162,238,146

Money Market Funds	47,162,998	40,844,625	–	88,007,623

Total Investments in Securities	2,209,401,144	40,844,625	–	2,250,245,769

Other Investments - Liabilities*

Futures Contracts	(2,015,070)	–	–	(2,015,070)

Total Investments	$2,207,386,074	$40,844,625	$–	$2,248,230,699

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2022:

Value
Derivative Liabilities	Equity Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(2,015,070)

Derivatives not subject to master netting agreements	2,015,070

Total Derivative Liabilities subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$ 4,238,363
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(5,407,976)
Total	$(1,169,613)

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts
Average notional value	$57,906,927

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $104.

20	Invesco S&P 500 Index Fund

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $77,953,896 and $26,451,995, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,384,516,406

Aggregate unrealized (depreciation) of investments	(27,436,151)

Net unrealized appreciation of investments	$1,357,080,255

Cost of investments for tax purposes is $891,150,444.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:

Class A	2,231,153	$ 108,092,752	4,971,647	$ 206,016,268

Class C	570,311	26,389,594	1,302,447	51,642,891

Class Y	1,571,885	77,090,267	1,904,322	82,291,355

Class R6	97,828	4,764,840	123,806	5,160,715

Issued as reinvestment of dividends:

Class A	555,174	27,286,879	348,313	13,688,657

Class C	106,663	5,049,443	56,358	2,135,409

Class Y	108,842	5,420,327	61,920	2,464,434

Class R6	6,202	308,974	3,297	131,244

Automatic conversion of Class C shares to Class A shares:

Class A	345,107	16,647,191	772,752	31,852,103

Class C	(359,397)	(16,647,191)	(803,172)	(31,852,103)

21	Invesco S&P 500 Index Fund

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:

Class A	(2,278,550)	$(109,812,003)	(4,710,872)	$(194,379,702)

Class C	(513,812)	(23,833,259)	(1,720,113)	(68,554,999)

Class Y	(877,776)	(42,233,076)	(1,479,585)	(61,055,585)

Class R6	(31,830)	(1,562,275)	(77,711)	(3,262,227)

Net increase in share activity	1,531,800	$76,962,463	753,409	$36,278,460

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22	Invesco S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$971.20	$2.59	$1,022.17	$2.66	0.53%
Class C	1,000.00	967.60	6.24	1,018.45	6.41	1.28
Class Y	1,000.00	972.30	1.37	1,023.41	1.40	0.28
Class R6	1,000.00	972.90	0.88	1,023.90	0.90	0.18

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23	Invesco S&P 500 Index Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-SPI-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco Senior Floating Rate Fund

Nasdaq:

A: OOSAX ∎ C: OOSCX ∎ R: OOSNX ∎ Y: OOSYX ∎ R5: SFRRX ∎ R6: OOSIX

2	Fund Performance

4	Schedule of Investments

24	Financial Statements

27	Financial Highlights

28	Notes to Financial Statements

37	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.63%
Class C Shares	1.25
Class R Shares	1.65
Class Y Shares	1.91
Class R5 Shares	1.94
Class R6 Shares	1.94
Custom Invesco Senior Floating Rate Index▼	1.32
JP Morgan Leveraged Loan Index∎	1.32

Source(s): ▼Invesco, Bloomberg LP; ∎Bloomberg LP

The Custom Invesco Senior Floating Rate Index is composed of the Credit Suisse Leveraged Loan Index through September 30, 2014, and the JP Morgan Leveraged Loan Index from October 1, 2014 to present. The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

The JP Morgan Leveraged Loan Index tracks the performance of US dollar-denominated senior floating rate bank loans.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Senior Floating Rate Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges
Class A Shares
Inception (9/8/99)	4.06%
10 Years	2.79
5 Years	0.87
1 Year	3.21
Class C Shares
Inception (9/8/99)	4.03%
10 Years	2.57
5 Years	0.79
1 Year	4.85
Class R Shares
Inception (10/26/12)	2.63%
5 Years	1.29
1 Year	6.39
Class Y Shares
Inception (11/28/05)	3.94%
10 Years	3.41
5 Years	1.80
1 Year	6.94
Class R5 Shares
10 Years	3.23%
5 Years	1.73
1 Year	6.99
Class R6 Shares
Inception (10/26/12)	3.25%
5 Years	1.92
1 Year	7.17

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Senior Floating Rate Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Senior Floating Rate Fund. The Fund was subsequently renamed the Invesco Senior Floating Rate Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 3.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Senior Floating Rate Fund

Schedule of Investments

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests-85.29%(b)(c)
Aerospace & Defense-3.59%
Boeing Co., Revolver Loan (d)(e)	0.00%	10/30/2022		$7,407	$ 7,351,893
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	06/07/2028		14,130	14,000,462
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.75%	10/25/2026		10,254	10,135,670
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	12,104	12,968,961
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		17,105	16,633,927
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		9,190	8,936,489
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		6,395	6,356,584
Greenrock Finance, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		6,759	6,724,063
First Lien Term Loan B (3 mo. GBP LIBOR + 4.25%)	4.59%	06/28/2024	GBP	1,000	1,338,992
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	09/22/2028		9,475	9,404,966
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.25%	09/21/2029		1,430	1,440,560
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		449	446,959
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/01/2029		9,268	9,387,870
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (SOFR + 4.00%)(d)	4.50%	02/10/2029		2,729	2,728,929
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.75%	01/15/2025		8,010	7,996,402
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.46%	05/30/2025		8,881	8,744,546
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.46%	12/09/2025		9,798	9,650,196
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.46%	08/22/2024		3,458	3,411,825
					137,659,294

Air Transport-2.36%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	04/20/2028		21,034	21,468,005
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/15/2028		8,673	8,646,827
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.96%	06/27/2025		4,367	4,198,068
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	2,000	2,231,287
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		19,140	20,042,671
PrimeFlight Aviation Services, Inc., Term Loan (1 mo. USD LIBOR + 6.25%)(d)	6.25%	05/09/2024		2,890	2,849,954
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/20/2027		10,324	10,818,763
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/21/2028		11,599	11,564,846
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		8,862	8,645,288
					90,465,709

Automotive-1.86%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.46%	04/08/2028		8,888	8,859,589
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	04/06/2028		11,491	11,442,115
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (1 mo. SONIA + 7.50%)	7.99%	07/30/2029	GBP	5,046	6,746,060
Term Loan B (6 mo. SONIA + 4.75%)	5.18%	06/30/2028	GBP	1,187	1,572,697
DexKo Global, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	3.75%	09/30/2028		818	809,208
Delayed Draw Term Loan(e)	0.00%	09/30/2028		152	150,261
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.75%	09/30/2028		5,090	5,037,211
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	3.00%	11/20/2028		2,991	2,968,269
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	11/09/2027		13,697	13,508,289
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		20,318	20,267,529
					71,361,228

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Beverage & Tobacco-1.31%
Al Aqua Merger Sub, Inc.
Delayed Draw Term Loan(f)	-	06/18/2028		$2,019	$ 2,011,252
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.00%	07/31/2028		27,588	27,480,427
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024		2,126	1,983,652
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	03/31/2028		7,661	7,259,131
Naked Juice LLC
Delayed Draw Term Loan (SOFR + 3.25%)	3.25%	01/25/2029		352	349,366
Term Loan B (SOFR + 3.25%)	3.25%	01/19/2029		6,099	6,055,669
Waterlogic Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/04/2028		5,294	5,273,573
					50,413,070

Brokers, Dealers & Investment Houses-0.05%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B(f)	-	08/02/2028		1,891	1,872,489
Second Lien Term Loan B(f)	-	08/05/2029		143	143,272
					2,015,761

Building & Development-1.00%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.71%	08/27/2025		1,573	1,539,790
Fluidra (Zodiac Pool Solutions) (Spain), Term Loan B (SOFR + 2.00%)	2.50%	01/31/2029		4,553	4,507,227
Fusilli HoldCo (Jersey), Term Loan B(f)	-	10/12/2023	EUR	2,533	2,719,651
Icebox Holdco III, Inc.
Delayed Draw Term Loan(e)	0.00%	12/15/2028		1,160	1,151,734
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	6.75%	12/21/2029		2,063	2,064,129
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.75%	12/22/2028		5,605	5,566,714
LHS Borrow LLC (Leaf Home Solutions), Term Loan B (SOFR + 4.75%)(d)	4.75%	02/17/2029		9,615	9,518,936
Mayfair Mall LLC, Term Loan(d)(f)	-	04/20/2023		4,585	4,195,342
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.71%	02/01/2027		1,623	1,597,408
Term Loan B(f)	-	06/11/2028		3,081	3,057,291
SRS Distribution, Inc., Incremental Term Loan (3 mo. USD LIBOR + 3.75%)	4.25%	06/02/2028		2,610	2,580,885
					38,499,107

Business Equipment & Services-8.42%
Adevinta ASA (Norway), Term Loan B-2 (1 mo. USD LIBOR + 2.75%)	3.50%	06/26/2028		2,404	2,395,162
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	05/17/2028		3,138	3,146,177
Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/12/2028		1,440	1,422,616
Term Loan B(f)	-	05/12/2028	EUR	1,883	2,068,694
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.00%)	6.00%	03/31/2028	EUR	1,000	1,111,719
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.00%	05/22/2024		3,357	3,356,813
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026		2,748	2,735,939
Term Loan (1 mo. USD LIBOR + 3.00%)	3.21%	10/30/2026		5,794	5,747,736
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024		2,483	2,473,147
Checkout Holding Corp., Term Loan (Acquired 02/15/2019-11/12/2020; Cost $19,113,345)(g)	8.50%	02/15/2023		19,675	18,011,050
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	05/17/2028		6,104	6,073,843
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	8.25%	02/15/2029		5,222	5,117,670
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		9,021	8,947,918
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(d)	5.50%	10/05/2028		5,441	5,379,981
Dakota Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		1,894	1,888,070
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	04/07/2028		6,648	6,714,657
Dun & Bradstreet Corp. (The)
Incremental Term Loan B (SOFR + 3.25%)	3.25%	01/17/2029		2,841	2,809,595
Revolver Loan(d)(e)	0.00%	09/11/2025		13,818	12,574,681
Term Loan (1 mo. USD LIBOR + 3.25%)	3.46%	02/06/2026		8,065	7,990,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services-(continued)
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/19/2028		$2	$ 2,229
EP Purchaser LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.50%	11/06/2028		2,606	2,595,674
Garda World Security Corp. (Canada)
Incremental Term Loan (SOFR + 4.25%)	4.25%	02/11/2029		6,822	6,766,422
Term Loan (1 mo. USD LIBOR + 4.25%)	4.43%	10/30/2026		16,450	16,314,381
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	05/12/2028		20,849	20,629,769
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	06/30/2028		520	517,092
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.31%	06/23/2024	GBP	15,251	20,198,864
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	317	352,224
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.97%	03/31/2028		6,613	6,595,769
iQor US, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 11/19/2020; Cost $10,663,352)(g)	8.50%	11/19/2024		11,137	11,192,665
Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 11/19/2020-04/23/2021; Cost $14,803,066)(g)	8.50%	11/20/2025		15,538	13,336,634
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.50%	09/15/2026		2,481	2,468,192
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	4.50%	10/28/2027		9,989	9,901,726
Monitronics International, Inc., Term Loan (1 mo. USD LIBOR + 7.50%)	8.75%	03/29/2024		33,672	28,289,099
Orchid Merger Sub II LLC, Term Loan B (SOFR + 4.75%)(d)	4.75%	05/15/2027		11,514	11,111,050
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/28/2028		1,305	1,299,764
Skillsoft Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	07/01/2028		6,300	6,310,260
Solera, Term Loan B (1 mo. SONIA + 5.25%)	5.74%	06/05/2028	GBP	1,524	2,025,336
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		28,708	28,604,374
Tempo Acquisition LLC, Term Loan B (SOFR + 3.00%)	3.00%	08/31/2028		205	203,714
Thevelia (US) LLC, First Lien Term Loan B(f)	-	02/10/2029		5,436	5,381,687
Trans Union LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	2.00%	11/30/2028		7,601	7,528,307
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.42%	03/19/2028		6,954	6,923,320
Virtusa Corp.
Incremental Term Loan B(f)	-	02/08/2029		6,269	6,216,497
Term Loan (1 mo. USD LIBOR + 3.75%)	3.75%	02/11/2028		4,665	4,614,256
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/30/2028		4,074	4,058,480
					323,404,036

Cable & Satellite Television-4.17%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.99%	07/15/2025		22,833	22,301,315
Term Loan (3 mo. USD LIBOR + 2.75%)	2.99%	01/31/2026		16,140	15,720,211
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	01/15/2026		5,154	5,010,050
Term Loan (3 mo. USD LIBOR + 2.25%)	2.44%	07/17/2025		20,794	20,210,431
Term Loan (1 mo. USD LIBOR + 2.50%)	2.69%	04/15/2027		572	556,356
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.51%	08/14/2026		21,403	21,244,210
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	3.05%	07/31/2025		760	745,666
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.93%	01/31/2026		25,575	25,239,396
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.19%	04/30/2028		469	458,707
UPC - LG, Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.19%	01/31/2029		17,002	16,831,675
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.69%	01/31/2028		16,897	16,647,859
Term Loan Q (1 mo. USD LIBOR + 3.25%)	3.44%	01/31/2029		15,176	15,075,818
					160,041,694

Chemicals & Plastics-2.75%
AkzoNobel Chemicals, Term Loan (3 mo. USD LIBOR + 3.00%)	3.21%	10/01/2025		6,984	6,909,154
Altadia (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/17/2029	EUR	1,219	1,343,136
Aruba Investments, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	11/24/2027	EUR	16	17,944
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028		5,733	5,732,951
Arxada (Switzerland), Term Loan B(f)	-	07/03/2028		844	840,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics-(continued)
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026		$6,173	$ 6,174,569
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	09/29/2027		11,877	11,858,373
Caldic B.V. (Netherlands), Term Loan B(f)	-	02/04/2029		3,017	2,995,893
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		7,513	7,489,776
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		76	75,494
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		550	545,485
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/21/2024		146	144,379
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(d)	6.00%	11/01/2028		4,674	4,674,034
Fusion
Term Loan (1 mo. USD LIBOR + 6.50%)(d)	7.50%	12/30/2026		5,665	5,806,795
Term Loan B(d)(f)	-	02/01/2029		3,476	3,458,716
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/31/2027		7,206	7,160,565
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/29/2027		7,589	7,361,336
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	12/29/2028		1,075	1,058,588
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	3.93%	12/23/2027	EUR	14	15,215
Kraton Corp., Term Loan(f)	-	11/18/2028		1,335	1,324,776
Lonza Solutions (Switzerland), Term Loan B(f)	-	07/03/2028		856	852,055
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	4.91%	02/27/2026		7,440	7,439,995
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		1,151	1,148,592
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		14,358	14,279,290
W.R. Grace & Co., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/22/2028		7,044	7,026,637
					105,734,407

Clothing & Textiles-0.70%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan (SOFR + 6.00%)	6.00%	12/10/2029		2,770	2,787,081
Term Loan B-1(f)	-	01/31/2029		1,864	1,850,389
Term Loan B-2(f)	-	01/31/2029		11,885	11,796,228
Term Loan B-3(e)	0.00%	01/31/2029		1,864	1,850,389
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	04/28/2028		7,994	7,929,531
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/29/2027		782	776,843
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	14	15,454
					27,005,915

Conglomerates-0.33%
19th Holdings Golf LLC, Term Loan B (SOFR + 3.25%)(d)	3.25%	01/27/2029		1,763	1,747,527
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.75%	01/01/2029		3,625	3,609,463
Safe Fleet Holdings LLC, Term Loan B(f)	-	02/17/2029		7,519	7,458,188
					12,815,178

Containers & Glass Products-2.01%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.25%	03/11/2028		8,284	8,242,813
Brook & Whittle Holding Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.00%)	3.00%	12/05/2028		40	39,536
Delayed Draw Term Loan(e)	0.00%	12/05/2028		378	376,632
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.00%	12/05/2028		1,580	1,573,116
Duran Group (Germany)
Term Loan B-1 (3 mo. EURIBOR + 4.00%)	3.75%	03/21/2024	EUR	1,651	1,816,347
Term Loan B-3 (3 mo. EURIBOR + 3.75%)	3.75%	12/20/2024	EUR	825	907,081
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023		13,213	12,359,705
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	5,131	5,657,342
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	1,205	1,328,856
Term Loan B-5(f)	-	10/01/2023	EUR	2,233	2,462,499
Klockner Pentaplast of America, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/12/2026	EUR	1,995	2,090,114
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	02/12/2026		1,438	1,353,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products-(continued)
LABL, Inc.
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/31/2028	EUR	3,412	$ 3,818,966
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.00%	10/31/2028		$16,346	16,286,651
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (Acquired 11/13/2020-01/13/2022; Cost $4,108,308)(g)(h)	6.00%	11/12/2025		4,438	4,608,159
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	07/07/2028		2,702	2,688,370
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	3.75%	10/04/2028		5,819	5,753,801
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	7.00%	10/04/2029		1,504	1,481,449
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.00%	10/02/2028		3,301	3,270,150
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	6.75%	09/30/2029		1,233	1,230,210
					77,345,509

Cosmetics & Toiletries-0.33%
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.37%	04/05/2025		4,630	4,550,440
Parfums Holding Co., Inc., First Lien Term Loan(f)	-	06/30/2024		3,544	3,516,136
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	06/29/2028	EUR	4,163	4,654,137
					12,720,713

Drugs-0.27%
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	03/27/2028		7,523	7,294,176
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan (3 mo. USD LIBOR + 3.00%)	3.21%	06/02/2025		3,207	3,180,775
					10,474,951

Ecological Services & Equipment-0.78%
Anticimex (Sweden)
Incremental Term Loan B(d)(f)	-	11/16/2028		2,841	2,823,294
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.01%	07/21/2028		6,844	6,775,230
EnergySolutions LLC, Term Loan(f)	-	05/11/2025		807	800,082
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	05/30/2025		1,121	1,118,539
Groundworks LLC
Delayed Draw Term Loan(d)(e)	0.00%	01/17/2026		2,004	2,000,677
Delayed Draw Term Loan (3 mo. USD LIBOR + 5.00%)(d)	4.95%	01/17/2026		6,839	6,827,672
Term Loan (3 mo. USD LIBOR + 5.00%)(d)	5.00%	01/17/2026		401	400,135
OGF (France), Term Loan B-2(f)	-	12/31/2025	EUR	1,133	1,188,045
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.75%	03/20/2025		2,483	2,390,416
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	9.25%	11/02/2028		5,636	5,677,885
					30,001,975

Electronics & Electrical-9.84%
Altar BidCo, Inc., Second Lien Term Loan (SOFR + 5.60%)	5.60%	12/01/2029		1,428	1,433,450
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.00%	10/21/2028		6,771	6,721,298
Barracuda Networks, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/12/2025		1,578	1,575,371
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028		792	793,094
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	135	149,654
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.21%	04/18/2025		7,027	7,008,832
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028		8,233	8,129,829
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	3.75%	10/16/2028		6,619	6,569,420
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		17,423	17,325,066
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028		2,561	2,559,301
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	883	988,800
Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.00%	12/01/2028		6,496	6,504,288
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028		3,330	3,308,714
Emerald Technologies AcquisitionCo, Inc., Term Loan B(d)(f)	-	12/29/2027		1,407	1,403,446
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.21%	05/06/2026		3,603	3,564,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical-(continued)
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/01/2028		$3,410	$ 3,390,503
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		8,661	8,553,025
Forcepoint, Term Loan (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028		6,784	6,758,175
Go Daddy Operating Co. LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	2.11%	08/10/2027		63	62,120
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024		8,737	8,711,774
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025		100	100,751
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		5,160	5,170,149
Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026		2,146	2,136,206
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.51%	03/02/2029		1,876	1,876,271
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	03/02/2028		1,185	1,176,565
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	2.75%	10/15/2028		819	810,926
Instructure Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)(d)	2.75%	11/01/2028		2,013	1,989,893
Internap Corp., Second Lien Term Loan (1 mo. USD LIBOR + 1.00%)(d)	5.50%	05/08/2025		11,978	6,288,195
Learning Pool (United Kingdom)
Term Loan (1 mo. GBP LIBOR + 6.00%) (Acquired 01/07/2022; Cost $2,718,548)(d)(g)	6.00%	08/17/2028	GBP	2,030	2,682,556
Term Loan 1 (3 mo. USD LIBOR + 6.00%) (Acquired 01/07/2022; Cost $2,642,622)(d)(g)	6.00%	08/17/2028		2,682	2,641,962
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/28/2027		22,258	21,928,393
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/13/2028		10,048	9,972,983
Maverick Bidco, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	05/18/2029		314	315,396
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	07/27/2029		4,072	4,038,507
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	07/27/2028		13,445	13,342,734
McAfee LLC
First Lien Term Loan B(f)	-	02/03/2029		22,124	21,856,906
Term Loan B(f)	-	02/02/2029	EUR	3,389	3,760,199
Mediaocean LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.50%	12/15/2028		5,487	5,461,945
Mirion Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.75%	10/20/2028		5,255	5,202,193
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	04/29/2026		13,739	13,453,037
Native Instruments (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(d)	6.00%	03/03/2028	EUR	5,364	5,923,969
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.80%	08/28/2026		4,120	4,058,556
Oberthur Tech (France), Term Loan B-4 (3 mo. EURIBOR + 4.50%)	4.50%	01/10/2026	EUR	1,029	1,149,544
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%) (Acquired 04/01/2021-09/14/2021; Cost $8,664,131)(g)	5.25%	01/09/2026		8,730	8,694,579
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		2,025	2,011,209
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		23,776	23,533,432
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.25%	01/02/2025		8,289	8,247,772
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		8,952	8,944,041
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		1,150	1,148,839
Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.76%	08/31/2028		2,097	2,076,932
Quest Software US Holdings, Inc.
Second Lien Term Loan (SOFR + 7.50%)	7.50%	01/20/2030		938	921,550
Term Loan B (SOFR + 4.25%)	4.25%	01/19/2029		19,744	19,494,203
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	04/24/2028		3,038	3,009,655
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.21%	05/29/2026		1,291	1,287,677
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 7.00% Cash Rate
(Acquired 12/06/2021-12/31/2021; Cost $24,792,228)(g)(h)	2.00%	12/08/2026		19,929	18,369,390
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.71%	10/31/2025		4,305	4,289,055
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.21%	11/02/2026		92	91,797
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	7.99%	05/31/2026		1,804	1,784,881
Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/16/2025		3,438	3,410,369
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.69%	03/05/2027		1,057	1,048,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical-(continued)
Synaptics, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.75%	12/15/2028		$943	$ 939,231
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.96%	05/04/2026		8,742	8,692,381
Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	5.25%	05/03/2027		1,068	1,067,969
Term Loan (1 mo. USD LIBOR + 3.25%)	3.25%	05/04/2026		261	259,266
UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.75%	10/15/2028		5,532	5,476,601
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	2,624	2,941,169
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		10,502	10,386,948
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		8,872	8,883,239
					377,859,373

Financial Intermediaries-0.93%
AssuredPartners, Inc., Incremental Term Loan (f)	-	02/13/2027		1,494	1,473,528
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	04/07/2028		17,349	17,237,190
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.96%	07/20/2026		705	706,098
LendingTree, Inc., First Lien Term Loan B(e)	0.00%	09/15/2028		5,437	5,440,716
MoneyGram International, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	07/21/2026		4,015	4,016,779
Stiphout Finance LLC, Incremental Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	10/26/2025	EUR	6	6,698
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.49%	02/18/2027		3,835	3,831,448
TMF Group Holdco B.V. (Netherlands), Incremental Second Lien Term Loan (3 mo. EURIBOR + 6.88%)	6.88%	05/04/2026	EUR	2,657	2,977,776
					35,690,233

Food Products-1.09%
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/15/2027	EUR	6,811	7,286,130
Florida Food Products LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.00%	10/18/2028		19,953	19,554,395
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.00%	10/08/2029		4,194	4,084,031
H-Food Holdings LLC
Incremental Term Loan B-2 (3 mo. USD LIBOR + 4.00%)	4.21%	05/23/2025		2,000	1,945,010
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025		768	760,481
Term Loan (3 mo. USD LIBOR + 3.69%)	3.90%	05/23/2025		302	294,585
Sigma Bidco B.V. (Netherlands), Term Loan B-1(f)	-	07/02/2025	EUR	4,000	4,171,049
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B (1 mo. USD LIBOR + 5.00%)	5.00%	06/28/2028	GBP	2,711	3,591,602
					41,687,283

Food Service-0.82%
Aramark Services, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.96%	03/11/2025		414	406,487
Euro Garages (Netherlands), Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.09%	02/07/2025	GBP	1,354	1,769,941
Financiere Pax S.A.S.
Revolver Loan(d)(e)	0.00%	01/01/2026	EUR	1,582	1,491,549
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	12,436	12,878,176
US Foods, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.75%	11/17/2028		4,676	4,633,448
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/13/2028		11,484	10,301,565
					31,481,166

Health Care-5.08%
Acacium (United Kingdom), Term Loan (1 mo. GBP LIBOR + 5.25%)	5.74%	05/19/2028	GBP	4,574	6,100,763
Ascend Learning LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.50%	11/18/2028		10,708	10,585,311
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.75%	12/10/2029		2,858	2,861,444
athenahealth, Inc.
Delayed Draw Term Loan B(e)	0.00%	02/15/2029		4,301	4,266,890
Term Loan B (SOFR + 3.50%)	3.50%	01/26/2029		25,375	25,174,652
Cerba (Chrome Bidco) (France), Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/14/2029	EUR	1,751	1,947,475
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B(f)	-	11/02/2029	EUR	2,204	2,442,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care-(continued)
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/02/2027		$54	$ 54,136
embecta, Term Loan(f)	-	01/27/2029		5,453	5,415,107
Ethypharm (France), Term Loan B (1 mo. SONIA + 4.50%)	4.84%	04/17/2028	GBP	2,378	3,059,179
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		6,563	6,566,058
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027		17,826	17,766,219
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024		7,031	7,001,758
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/14/2025		1,965	1,958,940
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025		10,667	10,629,238
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.75%	10/25/2028		1,717	1,705,266
ImageFirst
Delayed Draw Term Loan(d)(f)	-	04/27/2028		468	463,183
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028		3,152	3,120,117
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/04/2028		988	984,380
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)(d)	4.25%	09/07/2028		7,625	7,615,318
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.00%	11/19/2028		8,856	8,812,030
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	6.75%	11/22/2029		2,752	2,730,032
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	10	11,516
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	6	6,652
Nidda Healthcare Holding AG (Germany), Term Loan F (SONIA + 4.50%)	4.99%	08/21/2026	GBP	951	1,244,103
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	06/02/2028		4,242	4,229,865
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	06/30/2025		626	623,049
PAREXEL International Corp., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	11/15/2028		1,139	1,131,893
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	10/15/2027		11,375	11,355,687
Sharp Midco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	4.00%	12/15/2028		2,323	2,314,662
Stamina BidCo B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	11/02/2028	EUR	883	985,657
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(d)	4.75%	11/24/2028		9,674	9,493,059
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026		2,867	2,857,214
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		9,386	9,368,627
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.21%	08/27/2025		4,754	4,746,707
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.21%	10/23/2026		3,731	3,721,511
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		3,498	3,491,245
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		1,507	1,503,682
WP CityMD Bidco LLC, First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.25%	12/22/2028		6,771	6,727,952
					195,073,165

Home Furnishings-1.85%
Hunter Douglas, Inc.
First Lien Term Loan(f)	-	02/09/2029		12,621	12,455,223
First Lien Term Loan(f)	-	02/09/2029	EUR	9,248	10,305,075
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%) (Acquired 09/22/2021-01/21/2022; Cost $13,396,298)(g)	5.00%	09/30/2028		13,500	13,406,835
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		6,133	6,188,469
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		17,746	17,120,763
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/16/2028		6,969	6,777,159
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	07/01/2029		2,063	2,011,146
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/30/2027		2,758	2,689,408
					70,954,078

Industrial Equipment-2.92%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	10/08/2027		1,193	1,183,824
Apex Tool Group LLC, Term Loan B (SOFR + 5.50%)	5.25%	02/08/2029		6,334	6,317,014
Brush (United Kingdom)
Term Loan (3 mo. EURIBOR + 7.00%)(d)	7.00%	06/09/2028	EUR	3,420	3,753,288
Term Loan A (1 mo. USD LIBOR + 7.00%)(d)	7.28%	06/09/2028	GBP	2,943	3,869,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment-(continued)
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	4.50%	12/20/2028		$5,007	$ 4,978,629
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027		4,437	4,417,110
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	4.25%	07/19/2024		870	874,657
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	07/19/2024		42	41,868
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	05/19/2028		2,780	2,775,540
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	05/21/2029		754	758,656
Kantar (United Kingdom)
Revolver Loan(d)(e)	0.00%	06/04/2026		10,250	9,430,000
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.18%	12/04/2026		10,001	9,969,410
Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	5.25%	12/04/2026		5,041	5,020,254
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/21/2028		11,126	10,970,433
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	03/08/2025		4,661	4,574,066
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.21%	08/14/2026		7,750	7,720,602
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027		29,549	29,390,459
Victory Buyer LLC
Second Lien Term Loan B(d)(f)	-	11/15/2029		1,148	1,136,447
Term Loan B (1 mo. USD LIBOR + 3.75%)(d)	3.75%	11/15/2028		4,867	4,842,747
					112,024,301

Insurance-1.92%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	3.72%	02/15/2027		15,174	14,963,437
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/15/2027		4,019	3,978,680
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.25%	02/15/2027		4,973	4,935,492
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.46%	05/09/2025		6,310	6,251,292
Term Loan (1 mo. USD LIBOR + 3.50%)	3.50%	11/06/2027		10,680	10,611,593
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.00%	04/25/2025		11,732	11,666,900
Term Loan (1 mo. USD LIBOR + 2.75%)	3.02%	04/25/2025		1,082	1,070,883
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027		7,270	7,231,680
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.22%	05/16/2024		9,212	9,141,095
Term Loan (1 mo. USD LIBOR + 3.25%)	3.47%	12/02/2026		3,725	3,692,017
					73,543,069

Leisure Goods, Activities & Movies-6.36%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		14,526	14,422,561
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.12%	04/22/2026		20,998	19,101,518
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.25%	10/18/2028		27,449	27,186,094
Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025		2,483	2,456,867
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	9.25%	05/23/2024		3,082	3,281,918
Revolver Loan (3 mo. USD LIBOR + 3.00%)	0.50%	03/02/2023		3,743	3,125,453
Revolver Loan (6 mo. USD LIBOR + 8.25%)	5.00%	05/23/2024		3,525	3,410,739
Revolver Loan(e)	0.00%	03/02/2023		68	57,114
Term Loan (3 mo. EURIBOR + 2.63%)	2.63%	02/28/2025	EUR	1,728	1,508,773
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025		23,811	18,501,450
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/30/2026		9,016	6,816,944
Term Loan B-1 (3 mo. USD LIBOR + 7.00%)	8.25%	05/23/2024		17,643	20,915,607
Deluxe Entertainment Services Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 1.50%) (Acquired 10/04/2019-12/31/2021; Cost $1,243,530)(d)(g)(i)	6.00%	03/25/2024		1,514	0
Dorna Sports S.L. (Spain), Term Loan B (Acquired 02/03/2022; Cost $3,395,202)(f)(g)	-	02/03/2029	EUR	2,980	3,308,534
Fender Musical Instruments Corp., Term Loan B (SOFR + 4.00%)(d)	4.00%	11/17/2028		3,053	3,045,817
Fitness International LLC, Term Loan B(f)	-	04/18/2025		271	253,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies-(continued)
Hornblower Holdings LLC, Term Loan(f)	-	11/25/2025		$1,854	$ 1,925,593
Invictus Media S.L.U. (Spain)
Revolver Loan(d)(f)	-	06/26/2024	EUR	10,308	10,385,499
Revolver Loan (Acquired 04/30/2021-09/28/2021; Cost $7,163,363)(d)(g)(i)	4.00%	06/28/2024	EUR	10,340	11,406,938
Second Lien Term Loan (Acquired 05/13/2021-12/29/2021; Cost $10,130,270)(g)(i)	7.50%	12/26/2025	EUR	12,207	11,976,412
Term Loan A-1 (Acquired 10/15/2020-12/08/2021; Cost $7,088,069)(g)(i)	4.25%	06/26/2024	EUR	6,477	7,168,193
Term Loan A-2 (Acquired 10/15/2020-12/08/2021; Cost $4,433,118)(g)(i)	5.25%	06/26/2024	EUR	4,064	4,498,073
Term Loan B-1 (Acquired 05/18/2021-11/30/2021; Cost $2,479,670)(g)(i)	5.75%	06/26/2025	EUR	2,237	2,476,346
Term Loan B-2 (Acquired 05/18/2021-11/30/2021; Cost $1,484,591)(g)(i)	4.75%	06/26/2025	EUR	1,340	1,483,326
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/17/2026	EUR	1,000	1,128,347
Revolver Loan (1 mo. EURIBOR + 3.50%)(d)	3.61%	03/16/2026	EUR	637	638,864
Revolver Loan(d)(e)	0.00%	03/16/2026		2,005	2,011,726
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR	10,934	11,973,842
Royal Caribbean Cruises
Revolver Loan(e)	0.00%	10/12/2022		8,312	8,158,636
Revolver Loan(e)	0.00%	04/05/2024		15,663	14,429,634
Term Loan(f)	-	04/05/2022		3,844	3,824,617
Sabre GLBL, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027		213	210,417
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027		134	132,001
Scenic (Columbus Capital B.V.) (Australia), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	02/27/2027	EUR	5,217	5,492,104
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	08/25/2028		6,542	6,459,642
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	10,519	10,999,994
					244,172,996

Lodging & Casinos-4.20%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	02/02/2026		8,595	8,548,541
Term Loan (1 mo. USD LIBOR + 3.75%)	3.96%	02/01/2026		6,400	6,251,641
B&B Hotels S.A.S. (France)
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	11,378	12,296,416
Term Loan B-4 (6 mo. EURIBOR + 5.50%)	5.50%	07/31/2026	EUR	2,547	2,850,516
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	10/02/2028		15,700	15,618,358
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	3.71%	07/21/2025		5,207	5,190,884
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.96%	12/23/2024		9,822	9,736,077
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	07/31/2028		15,680	15,575,786
Fertitta Entertainment LLC, Term Loan (SOFR + 4.00%)	4.00%	01/31/2029		1,390	1,385,641
GVC Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	3.00%	03/16/2027		5,531	5,498,902
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	08/02/2028		9,576	9,518,961
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	18,385	19,065,475
Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2027	EUR	10,722	11,135,562
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/12/2027	EUR	12,533	13,157,250
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.96%	08/14/2024		13,759	13,684,919
Scientific Games Lottery
Term Loan B(f)	-	01/31/2029	EUR	1,727	1,923,905
Term Loan B(f)	-	02/04/2029		9,966	9,916,374
					161,355,208

Nonferrous Metals & Minerals-0.98%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 14.00% Cash Rate(h)	3.00%	09/16/2025		16,524	16,991,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Nonferrous Metals & Minerals-(continued)
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	8.00%	06/11/2029		$369	$ 370,232
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	06/09/2028		1,813	1,817,855
Corialis Group Ltd. (United Kingdom), Term Loan B (1 mo. SONIA + 4.40%)	4.70%	05/24/2028	GBP	707	929,995
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	07/19/2025		5,163	5,150,095
Term Loan (1 mo. USD LIBOR + 9.00%)(d)	10.00%	10/22/2025		3,281	3,322,426
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/16/2027		9,204	9,078,182
					37,660,760

Oil & Gas-2.54%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.16%	05/21/2025		11,061	10,930,791
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	6.75%	08/25/2026		6,993	6,496,168
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 03/18/2014-02/01/2017; Cost $11,020,314)(g)	7.00%	07/02/2023		8,880	8,613,310
McDermott International Ltd.
LOC(e)	0.00%	06/30/2024		15,188	12,529,845
LOC (3 mo. USD LIBOR + 4.00%) (Acquired 12/31/2020; Cost $7,377,278)(d)(g)	4.15%	06/30/2024		7,454	6,224,578
PIK Term Loan, 3.00% PIK Rate, 1.21% Cash Rate (Acquired 04/04/2018-11/30/2021; Cost $6,083,965)(g)(h)	3.00%	06/30/2025		3,807	1,823,239
Term Loan (1 mo. USD LIBOR + 3.00%) (Acquired 06/30/2020; Cost $427,024)(d)(g)	3.21%	06/30/2024		425	265,853
Petroleum GEO-Services ASA (Norway), Term Loan (1 mo. USD LIBOR + 7.50%)	7.72%	03/19/2024		17,392	15,152,572
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $22,839,220)(g)	9.00%	08/27/2026		23,267	23,441,202
Southcross Energy Partners L.P., Revolver Loan(e)	0.00%	01/31/2025		3,149	3,070,193
TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.50%	10/30/2028		9,224	9,143,578
					97,691,329

Publishing-2.79%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	08/12/2028		9,664	9,580,847
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026		17,585	17,582,789
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.80%	08/21/2026		28,799	28,305,328
Dotdash Meredith, Inc., Term Loan B (SOFR + 4.00%)	4.00%	11/25/2028		16,845	16,781,424
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	07/30/2028		20,436	20,269,939
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		14,501	14,423,680
					106,944,007

Radio & Television-1.35%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	5.50%	08/24/2026		9,782	3,713,983
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	01/07/2028		10,144	10,100,750
Gray Television, Inc., Term Loan D (1 mo. USD LIBOR + 3.00%)	3.00%	12/01/2028		8,549	8,500,300
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/01/2026		1,359	1,352,924
Term Loan (1 mo. USD LIBOR + 3.00%)	3.21%	05/01/2026		7,859	7,782,204
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.71%	09/30/2026		8,637	8,284,016
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.21%	04/01/2028		12,554	12,145,918
					51,880,095

Retailers (except Food & Drug)-2.84%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	3.75%	03/06/2028		21,070	20,996,166
Claire’s Stores, Inc., Term Loan(f)	-	12/18/2026		1,993	1,979,304
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2027		11,345	11,305,719
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	11/06/2028		2,842	2,838,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)-(continued)
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,813	$ 1,979,658
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,045	1,141,462
Term Loan B-3 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,423	1,553,142
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	3,199	3,493,102
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	713	778,146
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	03/02/2028		$11,372	11,312,810
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		29,972	29,863,231
Rent-A-Center, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.81%	02/17/2028		5,809	5,721,396
Restoration Hardware, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.50%	10/20/2028		7,065	7,002,707
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	6.25%	04/21/2028		8,928	8,883,651
					108,849,065

Surface Transport-2.21%
American Trailer World Corp., First Lien Term Loan (SOFR + 3.75%)	4.50%	03/03/2028		11,460	11,291,783
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/07/2028		2,232	2,229,562
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.25%	09/30/2028		3,827	3,822,919
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028		1,152	1,145,436
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/21/2028		13,505	13,342,546
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.50%	07/21/2028		4,985	4,925,101
Hertz Corp. (The)
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/30/2028		6,134	6,117,894
Term Loan C (1 mo. USD LIBOR + 3.25%)	3.75%	06/30/2028		1,198	1,194,167
Hurtigruten (Explorer II AS) (Norway)
Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR	14,280	14,889,195
Term Loan C(f)	-	06/16/2023	EUR	2,000	2,245,885
Term Loan D(f)	-	06/22/2023	EUR	1,505	1,688,197
Novae LLC
Delayed Draw Term Loan(e)	0.00%	02/03/2029		1,276	1,269,147
Term Loan B (SOFR + 5.00%)	5.00%	02/03/2029		4,467	4,442,015
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		3,562	3,507,354
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028		12,728	12,602,691
					84,713,892

Telecommunications-5.45%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.44%	12/15/2027		20,865	20,728,011
Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	4.19%	12/15/2027		7,900	7,835,465
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		2,799	2,777,304
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/13/2027		24,687	24,463,445
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.46%	03/15/2027		4,347	4,237,404
Colorado Buyer, Inc.
First Lien Incremental Term Loan (6 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		2,496	2,470,754
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		2,938	2,907,993
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	04/27/2027		5,044	5,064,511
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	11/12/2027		1,619	1,608,822
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		7,220	7,181,294
II-VI, Inc., Term Loan B(f)	-	12/15/2028		10,292	10,208,250
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026		9,425	9,319,071
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (SOFR + 4.25%)	4.25%	01/27/2029		32,016	31,615,390
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.96%	03/01/2027		3,666	3,584,675
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	11/30/2025		16,709	16,232,834
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.86%	11/30/2026		9,416	8,710,798
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.25%	09/25/2026		18,518	18,346,811
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.96%	12/07/2026		10,081	7,267,123
ViaSat, Inc., First Lien Term Loan B(d)(f)	-	02/23/2029		4,536	4,462,649

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications-(continued)
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		$19,584	$ 19,577,563
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.21%	03/09/2027		494	484,277
					209,084,444

Utilities-2.19%
AI Alpine US Bidco, Inc., Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	2,101	2,343,963
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	05/14/2027		6,232	6,248,669
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		15,179	10,071,631
Frontera Generation Holdings LLC
First Lien Term Loan (Prime Rate + 13.00%) (Acquired 07/28/2021; Cost $4,154,593)(d)(g)	14.00%	07/28/2026		4,176	4,384,244
Second Lien Term Loan (Prime Rate + 1.50%) (Acquired 07/28/2021; Cost $1,839,628)(g)	2.50%	07/28/2028		4,043	2,182,994
Generation Bridge LLC
Term Loan B (1 mo. USD LIBOR + 5.00%)(d)	5.75%	12/01/2028		5,108	5,111,394
Term Loan C (1 mo. USD LIBOR + 5.00%)(d)	5.75%	12/01/2028		106	106,487
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/24/2028		2,096	2,076,163
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	11/09/2026		5,899	5,633,412
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026		9,963	6,561,982
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%) (Acquired 08/31/2018-12/07/2018; Cost $11,965,091)(g)	4.75%	01/30/2024		12,128	10,175,947
Term Loan C (3 mo. USD LIBOR + 3.75%) (Acquired 08/02/2018-12/07/2018; Cost $670,999)(g)	4.75%	01/30/2024		681	571,074
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		6,465	5,451,657
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/23/2028		8,241	8,143,393
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.21%	01/21/2028		2,932	2,909,400
PowerTeam Services LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/06/2025		4,058	3,927,984
Urbaser (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/23/2028	EUR	4,312	4,835,332
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.25%	05/07/2029		1,108	1,106,306
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	05/12/2028		2,069	2,042,917
					83,884,949
Total Variable Rate Senior Loan Interests (Cost $3,311,551,967)					3,274,507,960

			Shares
Common Stocks & Other Equity Interests-4.93%(j)
Business Equipment & Services-0.78%
iQor US, Inc. (Acquired 11/19/2020; Cost $5,420,112)(g)				451,676	4,065,084
My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $21,866,485)(d)(g)(k)				162,067	25,849,730
					29,914,814

Containers & Glass Products-0.26%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $3,757,976)(d)(g)				863,904	9,934,896

Electronics & Electrical-0.04%
Fusion Connect, Inc.(d)				113	1
Fusion Connect, Inc., Wts., expiring 01/14/2040(d)(k)				1,052,649	10,526
Internap Corp.(d)				2,426,706	485,341
Riverbed Technology, Inc.				113,462	1,120,438
Sunguard Availability Services Capital, Inc.				37,318	29,538
					1,645,844

Industrial Equipment-0.31%
North American Lifting Holdings, Inc.(k)				679,193	11,800,978

Leisure Goods, Activities & Movies-0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(g)				781,854	191,941

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Senior Floating Rate Fund

			Shares	Value
Nonferrous Metals & Minerals-0.26%
ACNR Holdings, Inc.(d)(k)			190,507	$ 9,906,364

Oil & Gas-3.06%
Aquadrill LLC(d)			586,067	22,417,063
HGIM Corp. (Acquired 03/18/2014-07/02/2018; Cost $10,077,450)(g)(k)			116,926	876,945
Larchmont Resources LLC(d)(k)			8,096	809,553
McDermott International Ltd. (Acquired 07/03/2018-11/20/2020; Cost $3,882,332)(g)(l)			418,128	258,194
McDermott International Ltd. (Acquired 12/30/2020; Cost $2,453,343)(d)(g)			4,906,686	3,029,879
Pacific Drilling S.A.			245,192	199,218
QuarterNorth Energy, Inc. (Acquired 06/02/2021-08/27/2021; Cost $27,641,655)(g)(k)			424,682	52,023,545
QuarterNorth Energy, Inc., Wts., expiring 08/27/2028 (Acquired 08/27/2021; Cost $16,229,253)(g)(k)			246,653	30,214,993
Sabine Oil & Gas Holdings, Inc.(d)(l)			18,025	12,257
Southcross Energy Partners L.P. (Acquired 07/30/2014-10/29/2020; Cost $29,026,224)(d)(g)(k)			2,914,935	218,620
Tribune Resources, Inc.(d)(k)			5,811,199	7,263,999
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)(k)			1,504,557	37,614
Vantage Drilling International(l)			7,285	43,710
				117,405,590

Radio & Television-0.14%
iHeartMedia, Inc., Class A(l)			225,334	4,833,414
MGOC, Inc.(d)(k)			6,584,744	387,512
				5,220,926

Surface Transport-0.06%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(g)			35,397	911,473
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 01/31/2020-02/03/2022; Cost $0)(g)(k)			969,192	307,920
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-02/17/2022; Cost $0)(g)(k)			700,805	296,869
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(g)(k)			37,211	958,183
				2,474,445

Utilities-0.02%
Frontera Generation Holdings LLC (Acquired 07/28/2021-11/30/2021; Cost $1,035,881)(d)(g)(k)			295,967	887,901
Total Common Stocks & Other Equity Interests (Cost $234,760,285)				189,383,699

	Interest Rate	Maturity Date	Principal Amount (000)(a)

U.S. Dollar Denominated Bonds & Notes-3.31%
Aerospace & Defense-0.14%
Castlelake Aviation Finance DAC(m)	5.00%	04/15/2027	$3,800	3,597,156
TransDigm, Inc.(m)	8.00%	12/15/2025	1,770	1,850,287
				5,447,443

Building & Development-0.53%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/15/2021; Cost $9,284,867)(g)(m)	4.50%	04/01/2027	9,367	8,751,026
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/15/2020-12/11/2020; Cost $10,301,611)(g)(m)	5.75%	05/15/2026	11,638	11,525,693
				20,276,719

Business Equipment & Services-0.20%
ADT Security Corp. (The)(m)	4.13%	08/01/2029	4,743	4,480,024
Advantage Sales & Marketing, Inc.(m)	6.50%	11/15/2028	3,334	3,361,089
				7,841,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television-0.40%
Altice Financing S.A. (Luxembourg)(m)	5.00%	01/15/2028		$8,160	$ 7,361,870
Altice France S.A. (France)(m)	5.50%	10/15/2029		4,912	4,507,571

Virgin Media Secured Finance PLC (United Kingdom)(m)	4.50%	08/15/2030		3,741	3,542,727
					15,412,168

Chemicals & Plastics-0.18%

EverArc Escrow S.a.r.l.(m)	5.00%	10/30/2029		7,312	6,774,970

Containers & Glass Products-0.04%

LABL, Inc.(m)	5.88%	11/01/2028		1,449	1,389,627

Electronics & Electrical-0.32%
Diebold Nixdorf, Inc.(m)	9.38%	07/15/2025		8,397	8,703,574

Energizer Holdings, Inc.(m)	4.38%	03/31/2029		3,882	3,503,447
					12,207,021

Food Service-0.07%

WW International, Inc.(m)	4.50%	04/15/2029		3,110	2,616,987

Health Care-0.06%

Global Medical Response, Inc.(m)	6.50%	10/01/2025		2,186	2,147,166

Industrial Equipment-0.12%

F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(m)	7.38%	08/15/2026		4,631	4,477,413

Leisure Goods, Activities & Movies-0.31%

AMC Entertainment Holdings, Inc.(m)	7.50%	02/15/2029		12,198	12,028,753

Nonferrous Metals & Minerals-0.11%

SCIH Salt Holdings, Inc.(m)	4.88%	05/01/2028		4,639	4,401,692

Publishing-0.32%

McGraw-Hill Education, Inc.(m)	5.75%	08/01/2028		12,923	12,287,512

Radio & Television-0.06%

Diamond Sports Group LLC/Diamond Sports Finance Co.(m)	5.38%	08/15/2026		6,116	2,492,331

Surface Transport-0.08%

First Student Bidco, Inc./First Transit Parent, Inc.(m)	4.00%	07/31/2029		3,063	2,900,317

Telecommunications-0.20%

Windstream Escrow LLC/Windstream Escrow Finance Corp.(m)	7.75%	08/15/2028		7,756	7,837,748

Utilities-0.17%
Artera Services LLC(m)	9.03%	12/04/2025		2,169	2,179,032

Calpine Corp.(m)	4.50%	02/15/2028		4,453	4,352,874
					6,531,906
Total U.S. Dollar Denominated Bonds & Notes (Cost $133,710,515)					127,070,886

Non-U.S. Dollar Denominated Bonds & Notes-3.01%(n)
Automotive-0.04%
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(m)(o)	4.50%	09/30/2028	EUR	1,369	1,510,116

Building & Development-0.28%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(m)(o)	5.00%	01/15/2027	EUR	1,750	1,935,490
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(m)(o)	5.13%	11/15/2022	EUR	1,558	1,331,143
Haya Real Estate S.A. (Spain)(m)	5.25%	11/15/2022	EUR	8,582	7,315,199
					10,581,832

Business Equipment & Services-0.05%
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(m)(o)	4.25%	10/30/2028	EUR	1,827	2,045,963

Cable & Satellite Television-0.17%
Altice Finco S.A. (Luxembourg)(m)	4.75%	01/15/2028	EUR	3,744	3,727,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television-(continued)
Altice France Holding S.A. (Luxembourg)(m)	4.00%	02/15/2028	EUR	2,852	$ 2,833,347
					6,561,109

Chemicals & Plastics-0.08%
Herens Midco S.a.r.l. (Luxembourg)(m)	5.25%	05/15/2029	EUR	3,268	3,119,243

Electronics & Electrical-0.14%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(m)(o)	5.25%	02/15/2029	EUR	4,666	5,205,592

Financial Intermediaries-0.92%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(m)(o)	5.00%	08/01/2024	EUR	13,583	14,462,909
Garfunkelux Holdco 3 S.A. (Luxembourg)(m)	6.75%	11/01/2025	EUR	100	112,880
Kane Bidco Ltd. (United Kingdom)(m)	5.00%	02/15/2027	EUR	976	1,082,992
Kane Bidco Ltd. (United Kingdom)(m)	6.50%	02/15/2027	GBP	1,219	1,618,462
Newday Bondco PLC (United Kingdom)(m)	7.38%	02/01/2024	GBP	3,406	4,562,868
Sherwood Financing PLC (United Kingdom)(m)	4.50%	11/15/2026	EUR	1,391	1,491,141
Sherwood Financing PLC (United Kingdom)(m)	6.00%	11/15/2026	GBP	1,404	1,791,454
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(m)(o)	4.63%	11/15/2027	EUR	9,180	10,164,409
					35,287,115

Home Furnishings-0.53%
Ideal Standard International S.A. (Belgium)(m)	6.38%	07/30/2026	EUR	2,054	1,969,246
Very Group Funding PLC (The) (United Kingdom)(m)	6.50%	08/01/2026	GBP	14,141	18,233,166
					20,202,412

Leisure Goods, Activities & Movies-0.08%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(m)(o)	4.75%	06/15/2027	EUR	1,363	1,526,012
Deuce Finco PLC (United Kingdom)(m)	5.50%	06/15/2027	GBP	1,363	1,758,216
					3,284,228

Lodging & Casinos-0.24%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(m)(o)	5.78%	07/15/2025	GBP	7,091	9,189,151

Retailers (except Food & Drug)-0.29%
Douglas GmbH (Germany)(m)	6.00%	04/08/2026	EUR	4,986	5,398,068
Kirk Beauty SUN GmbH (Germany)(m)	8.25%	10/01/2026	EUR	5,601	5,798,129
					11,196,197

Surface Transport-0.19%
Zenith Finco PLC (United Kingdom)(m)	6.50%	06/30/2027	GBP	6,042	7,480,666
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $123,407,877)					115,663,624

			Shares

Preferred Stocks-1.56%(j)
Containers & Glass Products-0.04%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $1,099,306)(d)(g)				13,488	1,625,354

Electronics & Electrical-0.08%
Riverbed Technology, Inc., Pfd.				174,464	2,311,647
Riverbed Technology, Inc., Pfd.				49,182	651,661
					2,963,308

Nonferrous Metals & Minerals-0.65%
ACNR Holdings, Inc., Pfd.(k)				84,231	25,128,929

Oil & Gas-0.43%
McDermott International Ltd., Pfd. (Acquired 12/30/2020; Cost $0)(d)(g)				4,210,008	2,736,505
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $11,607,048)(d)(g)(k)				11,609,067	7,836,120
Southcross Energy Partners L.P., Series B, Pfd. (Acquired 01/31/2020; Cost $0)(d)(g)(k)				2,816,882	5,915,453
					16,488,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Senior Floating Rate Fund

			Shares		Value
Surface Transport-0.36%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-08/25/2020; Cost $4,105,181)(g)				131,713	$3,391,610

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/01/2021; Cost $4,315,155)(g)(k)				138,456	3,565,242

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $3,389,672)(g)				142,554	3,920,235

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(g)(k)				100,115	2,753,163

					13,630,250

Total Preferred Stocks (Cost $29,635,820)					59,835,919

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities-0.25%
Structured Products-0.25%
Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%) (m)(o)	7.05%	04/24/2034	EUR	977	1,070,139

CIFC Funding Ltd., Series 2014-4RA, Class DR (Cayman Islands) (3 mo. USD LIBOR + 7.00%)(m)(o)	7.24%	01/17/2035		$1,250	1,227,495

Jubilee CLO, Series 2018-21A, Class E-R (Ireland) (3 mo. EURIBOR + 6.07%)(m)(o)	6.07%	04/15/2035	EUR	1,959	2,059,331

Madison Park Funding XXX Ltd., Series 2018-30A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.95%)(m)(o)	5.19%	04/15/2029		3,275	3,136,268

Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. USD LIBOR + 5.95%)(m)(o)	6.21%	10/25/2031		2,200	2,055,937

Total Asset-Backed Securities (Cost $9,585,055)					9,549,170

Municipal Obligations-0.36%
Arizona-0.36%
Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $13,593,503) (Cost $13,593,503)(g)(m)	9.00%	01/01/2028		15,101	13,674,513

			Shares

Money Market Funds-4.83%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(k)(p)				113,561,071	113,561,071

Invesco Treasury Portfolio, Institutional Class, 0.01%(k)(p)				72,021,380	72,021,380

Total Money Market Funds (Cost $185,582,451)					185,582,451

TOTAL INVESTMENTS IN SECURITIES-103.54% (Cost $4,041,827,473)					3,975,268,222

OTHER ASSETS LESS LIABILITIES-(3.54)%					(136,044,058)

NET ASSETS-100.00%					$3,839,224,164

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Senior Floating Rate Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(f)	This variable rate interest will settle after February 28, 2022, at which time the interest rate will be determined.
(g)	Restricted security. The aggregate value of these securities at February 28, 2022 was $388,665,180, which represented 10.12% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2022 was $39,009,288, which represented 1.02% of the Fund’s Net Assets.

(j)	Securities acquired through the restructuring of senior loans.
(k)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2022	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$156,825,469	$467,076,093	$(510,340,491)	$-	$-	$113,561,071	$16,766
Invesco Treasury Portfolio, Institutional Class	100,864,312	311,384,062	(340,226,994)	-	-	72,021,380	4,193
Investments in Other Affiliates:
ACNR Holdings, Inc.	10,606,863	-	(9,354,205)	1,711,649	6,942,057	9,906,364	-
ACNR Holdings, Inc., Pfd.	11,677,820	-	62,063	13,438,839	(49,793)	25,128,929	-
Commercial Barge Line Co., Wts., expiring 04/27/2045	930,275	-	-	27,908	-	958,183	-
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045	3,692,137	-	-	(126,895)	-	3,565,242	-
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045	3,228,709	-	-	(475,546)	-	2,753,163	-
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030	219,943	-	-	87,977	-	307,920	-
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045	212,049	-	-	84,820	-	296,869	-
Frontera Generation Holdings LLC	665,923	-	-	221,978	-	887,901	-
Fusion Connect, Inc., Wts., expiring 01/14/2040	1,578,974	-	-	(1,568,448)	-	10,526	-
HGIM Corp.	545,694	-	-	331,251	-	876,945	-
Larchmont Resources LLC	12,143	-	-	797,410	-	809,553	2,170,744
MGOC, Inc.	387,512	-	-	-	-	387,512	-
My Alarm Center LLC, Class A	14,378,513	7,690,452	-	3,780,765	-	25,849,730	-
North American Lifting Holdings, Inc.	11,719,398	1,247,191	-	(1,165,611)	-	11,800,978	-
QuarterNorth Energy, Inc.	49,900,135	-	-	2,123,410	-	52,023,545	-
QuarterNorth Energy, Inc., Wts., expiring 08/27/2028	28,735,074	-	-	1,479,919	-	30,214,993	-
Southcross Energy Partners L.P., Series A, Pfd.	6,210,851	-	-	1,625,269	-	7,836,120	-
Southcross Energy Partners L.P.	120,970	-	-	97,650	-	218,620	-
Southcross Energy Partners L.P., Series B, Pfd.	6,204,465	-	(632,241)	(289,012)	632,241	5,915,453	-
Tribune Resources, Inc., Wts., expiring 04/03/2023	37,614	-	-	-	-	37,614	-
Tribune Resources, Inc.	5,375,359	-	-	1,888,640	-	7,263,999	523,008
Total	$414,130,202	$787,397,798	$(860,491,868)	$24,071,973	$7,524,505	$372,632,610	$2,714,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Senior Floating Rate Fund

(l)	Non-income producing security.
(m)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $265,958,193, which represented 6.93% of the Fund’s Net Assets.

(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(p)	The rate shown is the 7-day SEC standardized yield as of February 28, 2022.

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
Currency Risk

03/14/2022	Barclays Bank PLC	EUR	53,112	USD	60,089	$509

03/14/2022	Barclays Bank PLC	GBP	19,758,954	USD	26,740,624	231,350

03/14/2022	BNP Paribas S.A.	GBP	19,758,954	USD	26,732,584	223,310

04/20/2022	BNP Paribas S.A.	GBP	23,136,377	USD	31,309,024	264,173

04/20/2022	BNP Paribas S.A.	USD	955,436	GBP	712,682	855

04/20/2022	Canadian Imperial Bank of Commerce	EUR	96,661,132	USD	110,603,243	2,014,388

03/14/2022	Goldman Sachs International	EUR	90,177,799	USD	101,989,377	829,644

03/14/2022	Morgan Stanley Capital Services LLC	EUR	92,177,799	USD	104,236,498	833,203

03/14/2022	Morgan Stanley Capital Services LLC	GBP	22,964,044	USD	31,066,636	257,304

04/20/2022	Morgan Stanley Capital Services LLC	EUR	15,600,000	USD	17,632,076	107,078

03/14/2022	Royal Bank of Canada	EUR	88,831,861	USD	100,364,635	714,749

03/14/2022	Royal Bank of Canada	GBP	2,287,414	USD	3,108,780	39,909

04/20/2022	Royal Bank of Canada	GBP	23,136,289	USD	31,309,669	264,935

03/14/2022	State Street Bank & Trust Co.	EUR	2,000,000	USD	2,271,612	28,050

03/14/2022	State Street Bank & Trust Co.	GBP	5,000,000	USD	6,790,300	82,132

04/20/2022	State Street Bank & Trust Co.	EUR	96,659,682	USD	110,660,837	2,073,610

04/20/2022	State Street Bank & Trust Co.	GBP	23,136,289	USD	31,310,451	265,717

04/20/2022	Toronto Dominion Bank (The)	EUR	96,661,132	USD	110,681,829	2,092,974

03/14/2022	UBS AG	EUR	14,578,444	USD	16,527,048	173,228

Subtotal–Appreciation						10,497,118

Currency Risk

03/14/2022	BNP Paribas S.A.	USD	31,717,430	GBP	23,432,430	(279,697)

03/14/2022	Canadian Imperial Bank of Commerce	USD	110,483,674	EUR	96,661,132	(2,051,061)

03/14/2022	Morgan Stanley Capital Services LLC	EUR	2,500,000	USD	2,787,276	(17,176)

03/14/2022	Royal Bank of Canada	USD	385,759	EUR	337,070	(7,641)

03/14/2022	Royal Bank of Canada	USD	31,360,930	GBP	23,168,468	(277,338)

03/14/2022	State Street Bank & Trust Co.	USD	110,540,979	EUR	96,659,682	(2,109,993)

03/14/2022	State Street Bank & Trust Co.	USD	31,361,769	GBP	23,168,467	(278,177)

03/14/2022	Toronto Dominion Bank (The)	USD	110,561,486	EUR	96,661,132	(2,128,874)

Subtotal–Depreciation						(7,149,957)

Total Forward Foreign Currency Contracts						$3,347,161

Abbreviations:
EUR - Euro
GBP - British Pound Sterling
USD - U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Senior Floating Rate Fund

Portfolio Composition†

By credit quality, based on total investments

as of February 28, 2022

BBB-	0.60%
BB+	1.36
BB	3.75
BB-	9.59
B+	11.33
B	25.21
B-	22.81
CCC+	6.37
CCC	2.25
CCC-	0.40
CC	0.17
C	0.32
D	0.61
Non-Rated	8.60
Equity	6.63

†Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Senior Floating Rate Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,678,192,291)	$3,602,635,612

Investments in affiliates, at value (Cost $363,635,182)	372,632,610

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	10,497,118

Cash	35,277,811

Foreign currencies, at value (Cost $13,053,913)	12,893,309

Receivable for:
Investments sold	345,549,150

Fund shares sold	4,007,740

Dividends	3,321

Interest	25,518,400

Investment for trustee deferred compensation and retirement plans	522,811

Other assets	718,626

Total assets	4,410,256,508

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	7,149,957

Payable for:
Investments purchased	462,249,596

Dividends	4,021,311

Fund shares reacquired	4,175,126

Accrued fees to affiliates	1,511,890

Accrued trustees’ and officers’ fees and benefits	3,748

Accrued other operating expenses	1,456,179

Trustee deferred compensation and retirement plans	522,811

Unfunded loan commitments	89,941,726

Total liabilities	571,032,344

Net assets applicable to shares outstanding	$3,839,224,164

Net assets consist of:

Shares of beneficial interest	$6,334,918,652

Distributable earnings (loss)	(2,495,694,488)

$3,839,224,164

Net Assets:

Class A	$1,689,020,065

Class C	$326,802,554

Class R	$59,235,544

Class Y	$1,583,527,245

Class R5	$12,030

Class R6	$180,626,726

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	239,779,406

Class C	46,357,751

Class R	8,414,810

Class Y	225,314,114

Class R5	1,706

Class R6	25,703,067

Class A:
Net asset value per share	$7.04

Maximum offering price per share (Net asset value of $7.04 ÷ 96.75%)	$7.28

Class C:
Net asset value and offering price per share	$7.05

Class R:
Net asset value and offering price per share	$7.04

Class Y:
Net asset value and offering price per share	$7.03

Class R5:
Net asset value and offering price per share	$7.05

Class R6:
Net asset value and offering price per share	$7.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Senior Floating Rate Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:
Interest	$95,090,793

Dividends	301,673

Dividends from affiliates	2,714,711

Total investment income	98,107,177

Expenses:

Advisory fees	11,366,132

Administrative services fees	264,415

Custodian fees	110,737

Distribution fees:
Class A	2,065,499

Class C	1,796,467

Class R	148,418

Interest, facilities and maintenance fees	847,849

Transfer agent fees – A, C, R and Y	1,988,863

Transfer agent fees – R5	2

Transfer agent fees – R6	30,614

Trustees’ and officers’ fees and benefits	22,641

Registration and filing fees	105,420

Professional services fees	176,472

Other	(12,887)

Total expenses	18,910,642

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(46,989)

Net expenses	18,863,653

Net investment income	79,243,524

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(45,647,021)

Affiliated investment securities	7,524,505

Foreign currencies	(639,297)

Forward foreign currency contracts	15,876,911

(22,884,902)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(21,121,894)

Affiliated investment securities	24,071,973

Foreign currencies	1,184,774

Forward foreign currency contracts	2,701,790

6,836,643

Net realized and unrealized gain (loss)	(16,048,259)

Net increase in net assets resulting from operations	$63,195,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Senior Floating Rate Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021

Operations:

Net investment income	$79,243,524	$167,337,405

Net realized gain (loss)	(22,884,902)	(549,804,456)

Change in net unrealized appreciation	6,836,643	809,880,107

Net increase in net assets resulting from operations	63,195,265	427,413,056

Distributions to shareholders from distributable earnings:

Class A	(41,351,660)	(71,979,400)

Class C	(7,524,163)	(20,760,155)

Class R	(1,397,631)	(2,484,119)

Class Y	(38,030,441)	(61,932,312)

Class R5	(319)	(495)

Class R6	(5,189,373)	(8,650,185)

Total distributions from distributable earnings	(93,493,587)	(165,806,666)

Share transactions-net:

Class A	36,210,654	(33,558,946)

Class C	(69,148,427)	(373,162,854)

Class R	(357,813)	(3,304,069)

Class Y	273,111,397	(341,089,336)

Class R5	–	2,967

Class R6	(14,244,146)	(11,391,890)

Net increase (decrease) in net assets resulting from share transactions	225,571,665	(762,504,128)

Net increase (decrease) in net assets	195,273,343	(500,897,738)

Net assets:

Beginning of period	3,643,950,821	4,144,848,559

End of period	$3,839,224,164	$3,643,950,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Senior Floating Rate Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 02/28/22	$7.10	$0.15	$(0.03)	$ 0.12	$(0.18)	$7.04	1.63%	$1,689,020	1.05	%(e)	1.05	%(e)	1.00	%(e)	4.20	%(e)	40%
Year ended 08/31/21	6.61	0.31	0.49	0.80	(0.31)	7.10	12.35	1,666,116	1.07		1.10		1.00		4.56		86
Year ended 08/31/20	7.63	0.32	(1.02)	(0.70)	(0.32)	6.61	(9.23)	1,586,129	1.13		1.16		1.02		4.59		53
One month ended 08/31/19	7.77	0.03	(0.14)	(0.11)	(0.03)	7.63	(1.37)	2,962,352	1.11	(e)	1.12	(e)	1.01	(e)	5.25	(e)	1
Year ended 07/31/19	8.13	0.41	(0.37)	0.04	(0.40)	7.77	0.58	3,104,336	1.10		1.10		1.00		5.12		25
Year ended 07/31/18	8.15	0.37	(0.05)	0.32	(0.34)	8.13	3.96	3,899,006	1.11		1.12		0.99		4.53		66
Year ended 07/31/17	7.85	0.37	0.27	0.64	(0.34)	8.15	8.30	4,030,774	1.11		1.12		0.97		4.63		77
Class C
Six months ended 02/28/22	7.11	0.12	(0.03)	0.09	(0.15)	7.05	1.25	326,803	1.80	(e)	1.80	(e)	1.75	(e)	3.45	(e)	40
Year ended 08/31/21	6.62	0.26	0.49	0.75	(0.26)	7.11	11.50	398,409	1.82		1.85		1.75		3.81		86
Year ended 08/31/20	7.64	0.27	(1.02)	(0.75)	(0.27)	6.62	(9.90)	733,122	1.88		1.91		1.77		3.84		53
One month ended 08/31/19	7.78	0.03	(0.14)	(0.11)	(0.03)	7.64	(1.43)	1,640,440	1.86	(e)	1.87	(e)	1.76	(e)	4.50	(e)	1
Year ended 07/31/19	8.14	0.35	(0.36)	(0.01)	(0.35)	7.78	(0.17)	1,734,118	1.85		1.85		1.75		4.37		25
Year ended 07/31/18	8.16	0.31	(0.06)	0.25	(0.27)	8.14	3.18	2,497,209	1.86		1.87		1.74		3.78		66
Year ended 07/31/17	7.86	0.32	0.26	0.58	(0.28)	8.16	7.48	2,809,704	1.86		1.87		1.72		3.89		77
Class R
Six months ended 02/28/22	7.10	0.14	(0.03)	0.11	(0.17)	7.04	1.51	59,236	1.30	(e)	1.30	(e)	1.25	(e)	3.95	(e)	40
Year ended 08/31/21	6.61	0.30	0.48	0.78	(0.29)	7.10	12.07	60,060	1.32		1.35		1.25		4.31		86
Year ended 08/31/20	7.62	0.31	(1.01)	(0.70)	(0.31)	6.61	(9.34)	59,212	1.38		1.41		1.27		4.34		53
One month ended 08/31/19	7.76	0.03	(0.14)	(0.11)	(0.03)	7.62	(1.39)	87,586	1.36	(e)	1.37	(e)	1.26	(e)	5.00	(e)	1
Year ended 07/31/19	8.13	0.39	(0.38)	0.01	(0.38)	7.76	0.20	91,419	1.35		1.35		1.25		4.87		25
Year ended 07/31/18	8.14	0.35	(0.04)	0.31	(0.32)	8.13	3.82	88,230	1.36		1.37		1.24		4.29		66
Year ended 07/31/17	7.85	0.35	0.26	0.61	(0.32)	8.14	7.90	65,597	1.36		1.37		1.22		4.34		77
Class Y
Six months ended 02/28/22	7.09	0.16	(0.04)	0.12	(0.18)	7.03	1.76	1,583,527	0.80	(e)	0.80	(e)	0.75	(e)	4.45	(e)	40
Year ended 08/31/21	6.60	0.33	0.49	0.82	(0.33)	7.09	12.65	1,323,124	0.82		0.85		0.75		4.81		86
Year ended 08/31/20	7.61	0.35	(1.02)	(0.67)	(0.34)	6.60	(8.90)	1,571,552	0.88		0.91		0.77		4.84		53
One month ended 08/31/19	7.75	0.04	(0.14)	(0.10)	(0.04)	7.61	(1.35)	4,734,607	0.86	(e)	0.87	(e)	0.76	(e)	5.50	(e)	1
Year ended 07/31/19	8.11	0.43	(0.37)	0.06	(0.42)	7.75	0.82	5,266,308	0.85		0.85		0.75		5.37		25
Year ended 07/31/18	8.13	0.39	(0.05)	0.34	(0.36)	8.11	4.21	7,495,276	0.86		0.87		0.74		4.78		66
Year ended 07/31/17	7.83	0.39	0.27	0.66	(0.36)	8.13	8.58	6,715,590	0.86		0.87		0.72		4.82		77
Class R5
Six months ended 02/28/22	7.11	0.16	(0.03)	0.13	(0.19)	7.05	1.79	12	0.72	(e)	0.72	(e)	0.67	(e)	4.53	(e)	40
Year ended 08/31/21	6.62	0.34	0.48	0.82	(0.33)	7.11	12.65	12	0.73		0.74		0.66		4.90		86
Year ended 08/31/20	7.63	0.34	(1.00)	(0.66)	(0.35)	6.62	(8.80)	8	0.80		0.80		0.69		4.92		53
One month ended 08/31/19	7.77	0.04	(0.14)	(0.10)	(0.04)	7.63	(1.34)	10	0.80	(e)	0.82	(e)	0.71	(e)	5.55	(e)	1
Period ended 07/31/19(f)	7.87	0.08	(0.10)	(0.02)	(0.08)	7.77	(0.28)	10	0.77	(e)	0.77	(e)	0.67	(e)	5.45	(e)	25
Class R6
Six months ended 02/28/22	7.08	0.16	(0.02)	0.14	(0.19)	7.03	1.94	180,627	0.72	(e)	0.72	(e)	0.67	(e)	4.53	(e)	40
Year ended 08/31/21	6.60	0.34	0.47	0.81	(0.33)	7.08	12.60	196,230	0.69		0.74		0.62		4.94		86
Year ended 08/31/20	7.61	0.36	(1.02)	(0.66)	(0.35)	6.60	(8.80)	194,825	0.77		0.79		0.66		4.95		53
One month ended 08/31/19	7.75	0.04	(0.14)	(0.10)	(0.04)	7.61	(1.34)	997,162	0.75	(e)	0.76	(e)	0.65	(e)	5.61	(e)	1
Year ended 07/31/19	8.11	0.43	(0.36)	0.07	(0.43)	7.75	0.93	1,056,032	0.74		0.74		0.64		5.48		25
Year ended 07/31/18	8.13	0.40	(0.06)	0.34	(0.36)	8.11	4.31	1,373,036	0.77		0.78		0.65		4.88		66
Year ended 07/31/17	7.83	0.40	0.27	0.67	(0.37)	8.13	8.65	1,100,191	0.79		0.80		0.65		4.91		77

(a)	Calculated using average shares outstanding.
(b)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 1.12%, 1.10%, 1.13% and 1.13% for the one month ended August 31, 2019 and the years ended July 31, 2019, 2018 and 2017, respectively.

(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended ended August 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $42,745,724 in connection with the acquisition of Invesco Senior Floating Rate Plus Fund into the Fund.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Senior Floating Rate Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Senior Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

28	Invesco Senior Floating Rate Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

29	Invesco Senior Floating Rate Fund

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

M.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

N.

LIBOR Risk - The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

O.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

P.

Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Q.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

30	Invesco Senior Floating Rate Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Next $5 billion	0.580%

Next $10 billion	0.560%

Over $20 billion	0.550%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.00%, 1.75%, 1.25%, 0.75%, 0.75% and 0.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2022, the Adviser waived advisory fees of $633 and reimbursed class level expenses of $12,828, $6,243, $1,052, $26,042, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the funds’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $39,372 in front-end sales commissions from the sale of Class A shares and $4,428 and $8,685 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

31	Invesco Senior Floating Rate Fund

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$3,031,957,938	$242,550,022	$3,274,507,960

Common Stocks & Other Equity Interests	5,135,318	102,997,125	81,251,256	189,383,699

U.S. Dollar Denominated Bonds & Notes	–	127,070,886	–	127,070,886

Non-U.S. Dollar Denominated Bonds & Notes	–	115,663,624	–	115,663,624

Preferred Stocks	–	41,722,487	18,113,432	59,835,919

Municipal Obligations	–	13,674,513	–	13,674,513

Asset-Backed Securities	–	9,549,170	–	9,549,170

Money Market Funds	185,582,451	–	–	185,582,451

Total Investments in Securities	190,717,769	3,442,635,743	341,914,710	3,975,268,222

Other Investments - Assets*

Forward Foreign Currency Contracts	–	10,497,118	–	10,497,118

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(7,149,957)	–	(7,149,957)

Total Other Investments	–	3,347,161	–	3,347,161

Total Investments	$190,717,769	$3,445,982,904	$341,914,710	$3,978,615,383

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2022:

	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3*	Transfers out of Level 3*	Value 02/28/22

Variable Rate Senior Loan Interests	$144,031,814	$149,781,095	$(65,259,056)	$(660,704)	$(2,334,210)	$2,028,386	$27,068,322	$(12,105,625)	$242,550,022

Common Stocks & Other Equity Interests	22,946,079	10,283,690	(9,354,205)	–	6,942,057	17,192,712	33,240,922	–	81,251,256

Preferred Stocks	16,541,128	–	(632,242)	–	632,241	1,572,305	–	–	18,113,432

Investments Matured	5,041,285	–	(6,110,649)	4,063	9,406	1,055,895	–	–	–

Non-U.S. Dollar Denominated Bonds & Notes	103,899	–	(903,321)	–	–	799,422	–	–	–

Total	$188,664,205	$160,064,785	$(82,259,473)	$(656,641)	$5,249,494	$22,648,720	$60,309,244	$(12,105,625)	$341,914,710

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

32	Invesco Senior Floating Rate Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2022:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$10,497,118

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$10,497,118

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(7,149,957)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(7,149,957)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$231,859	$–	$231,859	$–	$–	$231,859

BNP Paribas S.A.	488,338	(279,697)	208,641	–	–	208,641

Canadian Imperial Bank of Commerce	2,014,388	(2,051,061)	(36,673)	–	–	(36,673)

Goldman Sachs International	829,644	–	829,644	–	–	829,644

Morgan Stanley Capital Services LLC	1,197,585	(17,176)	1,180,409	–	–	1,180,409

Royal Bank of Canada	1,019,593	(284,979)	734,614	–	–	734,614

State Street Bank & Trust Co.	2,449,509	(2,388,170)	61,339	–	–	61,339

Toronto Dominion Bank (The)	2,092,974	(2,128,874)	(35,900)	–	–	(35,900)

UBS AG	173,228	–	173,228	–	–	173,228

Total	$10,497,118	$(7,149,957)	$3,347,161	$–	$–	$3,347,161

Effect of Derivative Investments for the six months ended February 28, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Currency
Risk

Realized Gain:
Forward foreign currency contracts	$15,876,911

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	2,701,790

Total	$18,578,701

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$1,169,296,484

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $191.

33	Invesco Senior Floating Rate Fund

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

Effective February 18, 2022, the Fund has entered into a credit agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $1.1 billion, collectively by certain Funds, and which will expire on February 17, 2023. Prior to February 18, 2022, the credit agreement permitted borrowings up to $900 million. The credit agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement. During the six months ended February 28, 2022, the Fund did not borrow under the credit agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2022. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

			Unrealized
		Unfunded Loan	Appreciation
Borrower	Type	Commitment	(Depreciation)

ABG Intermediate Holdings 2 LLC	Term Loan B-3	$1,850,853	$(464)

athenahealth, Inc.	Delayed Draw Term Loan B	4,300,759	(33,869)

Boeing Co.	Revolver Loan	7,293,740	58,153

Brook & Whittle Holding Corp.	Delayed Draw Term Loan	379,246	(2,614)

Crown Finance US, Inc.	Revolver Loan	57,927	(813)

DexKo Global, Inc.	Delayed Draw Term Loan	152,061	(1,800)

Dun & Bradstreet Corp. (The)	Revolver Loan	12,574,681	0

Financiere Pax S.A.S.	Revolver Loan	1,462,622	28,927

Groundworks LLC	Delayed Draw Term Loan	1,985,045	15,632

Icebox Holdco III, Inc.	Delayed Draw Term Loan	1,153,908	(2,174)

Kantar	Revolver Loan	9,129,743	300,257

LendingTree, Inc.	First Lien Term Loan B	5,382,918	57,798

McDermott International Ltd.	LOC	15,187,691	(2,657,846)

Novae LLC	Delayed Draw Term Loan	1,276,326	(7,179)

Parques Reunidos	Revolver Loan	2,101,719	(89,993)

Royal Caribbean Cruises	Revolver Loan	8,041,647	116,989

Royal Caribbean Cruises	Revolver Loan	14,461,924	(32,290)

Southcross Energy Partners L.P.	Revolver Loan	3,148,916	(78,723)

		$89,941,726	$(2,330,009)

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$142,242,584	$2,262,853,647	$2,405,096,231

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

34	Invesco Senior Floating Rate Fund

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $1,694,373,365 and $1,489,376,829, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 142,392,769

Aggregate unrealized (depreciation) of investments	(209,639,605)

Net unrealized appreciation (depreciation) of investments	$(67,246,836)

Cost of investments for tax purposes is $4,045,862,219.

NOTE 11–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended February 28, 2022, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value

Barclays Bank PLC	$15,187,691	$12,529,845

NOTE 12–Dividends

The Fund declared the following monthly dividends from net investment income subsequent to February 28, 2022:

		Amount Per Share
Share Class	Record Date	Payable March 31, 2022

Class A	Daily	$0.0238

Class C	Daily	$0.0194

Class R	Daily	$0.0223

Class Y	Daily	$0.0252

Class R5	Daily	$0.0258

Class R6	Daily	$0.0257

NOTE 13–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	25,251,886	$179,469,334	19,430,180	$133,925,988

Class C	3,976,272	28,276,961	4,484,542	30,874,851

Class R	673,238	4,783,286	1,512,659	10,417,274

Class Y	75,277,258	533,731,591	72,471,119	498,685,741

Class R6	11,969,018	84,736,961	14,416,428	99,372,788

Issued as reinvestment of dividends:
Class A	4,145,652	29,406,357	7,358,642	50,422,160

Class C	775,672	5,508,459	2,107,230	14,387,643

Class R	190,475	1,350,609	349,780	2,393,923

Class Y	3,498,610	24,769,409	5,797,272	39,561,970

Class R6	310,035	2,194,547	726,568	4,940,957

Automatic conversion of Class C shares to Class A shares:
Class A	8,967,498	63,749,037	36,893,697	252,279,950

Class C	(8,960,031)	(63,749,037)	(36,850,700)	(252,279,950)

Issued in connection with acquisitions:(b)
Class A	-	-	2,559,736	17,726,497

Class C	-	-	874,292	6,059,506

Class R	-	-	4,104	28,403

Class Y	-	-	2,384,317	16,471,348

Class R5	-	-	1,266	8,767

Class R6	-	-	58,756	405,763

35	Invesco Senior Floating Rate Fund

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(33,237,119)	$(236,414,074)	(71,410,373)	$(487,913,541)

Class C	(5,503,304)	(39,184,810)	(25,306,299)	(172,204,904)

Class R	(913,492)	(6,491,708)	(2,361,162)	(16,143,669)

Class Y	(40,208,508)	(285,389,603)	(132,104,021)	(895,808,395)

Class R5	-	-	(831)	(5,800)

Class R6	(14,280,821)	(101,175,654)	(17,033,875)	(116,111,398)

Net increase (decrease) in share activity	31,932,339	$225,571,665	(113,636,673)	$(762,504,128)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 23, 2021, the Fund acquired all the net assets of Invesco Senior Floating Rate Plus Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 23, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 5,882,471 shares of the Fund for 5,092,859 shares outstanding of the Target Fund as of the close of business on April 23, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 23, 2021. The Target Fund’s net assets as of the close of business on April 23, 2021 of $40,700,284, including $(1,526,311) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $3,573,619,105 and $3,614,319,389 immediately after the acquisition.

The pro forma results of operations for the year ended August 31, 2021 assuming the reorganization had been completed on September 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$168,420,148

Net realized/unrealized gains	261,135,899

Change in net assets resulting from operations	$429,556,047

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 24, 2021.

36	Invesco Senior Floating Rate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,016.30	$5.25	$1,019.59	$5.26	1.05%
Class C	1,000.00	1,012.50	8.98	1,015.87	9.00	1.80
Class R	1,000.00	1,016.50	6.50	1,018.35	6.51	1.30
Class Y	1,000.00	1,019.10	4.01	1,020.83	4.01	0.80
Class R5	1,000.00	1,019.40	3.61	1,021.22	3.61	0.72
Class R6	1,000.00	1,019.40	3.61	1,021.22	3.61	0.72

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

37	Invesco Senior Floating Rate Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-SFLR-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco Short Duration High Yield Municipal Fund

Nasdaq:

A: ISHAX ∎ C: ISHCX ∎ Y: ISHYX ∎ R5: ISHFX ∎ R6: ISHSX

2	Fund Performance
4	Schedule of Investments
30	Financial Statements
33	Financial Highlights
34	Notes to Financial Statements
41	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.36%
Class C Shares	-1.64
Class Y Shares	-1.14
Class R5 Shares	-1.24
Class R6 Shares	-1.10
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	-2.92
Custom Invesco Short Duration High Yield Municipal Index∎ (Style-Specific Index)	-2.34
Lipper High Yield Municipal Debt Funds Index◆ (Peer Group Index)	-3.17

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.

    The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index. The S&P Municipal Bond Short Index is considered representative of US municipal bonds with maturities between six months and four years.

The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Short Duration High Yield Municipal Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges

Class A Shares
Inception (9/30/15)	3.42%
5 Years	3.20
1 Year	-0.26

Class C Shares
Inception (9/30/15)	3.06%
5 Years	2.95
1 Year	0.65

Class Y Shares
Inception (9/30/15)	4.10%
5 Years	3.98
1 Year	2.66

Class R5 Shares
Inception (9/30/15)	4.13%
5 Years	4.00
1 Year	2.55

Class R6 Shares
Inception	4.06%
5 Years	4.02
1 Year	2.73

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Short Duration High Yield Municipal Fund

Schedule of Investments

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.70%
Alabama–2.18%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$1,140	$ 1,167,035
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	9,000	9,712,886
Fairfield (City of), AL; Series 2012, GO Wts. (Acquired 04/30/2012; Cost $3,622,756)(b)(c)	6.00%	06/01/2031	3,585	2,868,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 12/29/2015; Cost $90,000)(b)(c)	5.50%	01/01/2028	90	60,197
Series 2014, RB	3.50%	07/01/2026	5,022	3,365,065
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	1,040	1,061,608
Series 2016 A, RB	5.25%	08/01/2030	200	205,175
Southeast Energy Authority A Cooperative District No. 1; Series 2021 A, RB(a)	4.00%	10/01/2028	5,000	5,502,895
Talladega (County of), AL; Series 2002 D, TAC (INS - NATL)(d)	5.25%	01/01/2029	25	25,099
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	4.50%	05/01/2032	8,361	8,555,948
				32,523,908

American Samoa–0.08%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,128,009

Arizona–3.70%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2030	495	562,784
Series 2017 A, Ref. RB	5.00%	07/01/2031	515	584,240
Series 2017 A, Ref. RB	5.00%	07/01/2032	545	617,815
Series 2017 A, Ref. RB	5.00%	07/01/2033	575	651,702
Series 2017 A, Ref. RB	5.00%	07/01/2034	600	678,947
Series 2019, RB(e)	5.00%	07/01/2039	1,000	1,101,635
Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB(e)	5.00%	08/01/2033	1,955	2,151,585
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(e)	5.00%	07/01/2022	1,180	1,190,849
Series 2017, Ref. RB(e)	6.00%	07/01/2037	3,440	3,985,121
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.00%	07/01/2026	500	536,270
Arizona (State of) Industrial Development Authority (Doral Academy of Northern Nevada); Series 2021 A, Ref. RB(e)	4.00%	07/15/2041	530	544,289
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2034	1,875	1,794,112
Series 2019 B, RB	5.00%	01/01/2043	225	184,758
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2017 A, Ref. RB(e)	4.38%	07/01/2029	1,000	1,013,694
Series 2017 A, Ref. RB(e)	5.00%	07/01/2032	500	507,730
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(e)	4.50%	07/01/2029	765	789,001
Series 2019, RB(e)	5.00%	07/01/2039	2,135	2,208,652
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	2,505	2,815,280
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(e)	4.75%	12/15/2028	1,520	1,669,257
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.00%	07/15/2028	970	1,055,601
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus);
Series 2019 A, IDR(e)	5.00%	12/15/2039	400	441,739
Series 2019 A, IDR(e)	5.00%	12/15/2049	700	760,643
City of Phoenix Civic Improvement Corp.; Series 2019 B, RB(f)	4.00%	07/01/2038	1,750	1,907,195
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	300	301,501
Series 2018 A, Ref. RB	5.00%	07/01/2038	320	333,181

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Arizona–(continued)
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(d)	4.38%	08/01/2032	$5	$ 5,014
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(e)	4.80%	07/01/2028	600	658,861
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(e)(f)	4.00%	10/15/2047	2,000	2,074,844
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(e)	5.00%	07/01/2035	1,000	1,081,713
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,880,708
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(e)	5.00%	07/01/2034	250	253,781
Series 2019 A, RB(e)	5.00%	07/01/2039	205	207,936
Series 2019 B, RB(e)	5.50%	07/01/2024	155	155,214
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	4.60%	06/15/2025	260	271,212
Series 2015, Ref. RB(e)	5.38%	06/15/2035	1,000	1,074,721
Series 2019, Ref. RB(e)	5.00%	06/15/2034	730	773,687
Series 2022, Ref. RB(e)	4.00%	06/15/2031	1,045	1,071,624
Series 2022, Ref. RB(e)	4.00%	06/15/2041	3,000	3,040,783
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	6,215	6,335,627
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(e)	4.75%	05/01/2030	2,135	2,219,558
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	280	292,364
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	4.13%	07/01/2026	1,225	1,250,485
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(e)	5.00%	07/01/2029	300	321,537
Series 2019, RB(e)	5.00%	07/01/2034	400	422,579
Series 2019, RB(e)	5.00%	07/01/2039	500	524,132
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	195	198,362
Tempe (City of), AZ Industrial Development Authority (Friendship Village of Tempe);
Series 2021 A, Ref. RB	4.00%	12/01/2029	380	412,375
Series 2021 A, Ref. RB	4.00%	12/01/2030	495	537,582
Series 2021 A, Ref. RB	4.00%	12/01/2031	465	504,030
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(e)	6.13%	10/01/2052	300	317,141
				55,273,451

Arkansas–0.31%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(e)(f)	4.50%	09/01/2049	4,370	4,675,900

California–7.62%
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	05/01/2030	590	681,429
Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	05/01/2033	700	804,751
California (State of);
Series 1996, GO Bonds (INS - FGIC)(d)	5.38%	06/01/2026	2,360	2,386,407
Series 2020, GO Bonds(g)	3.00%	03/01/2046	2,500	2,506,883
Series 2020, GO Bonds(g)	4.00%	03/01/2046	2,500	2,812,518
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(a)	4.00%	08/01/2031	3,065	3,494,934
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset
Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	137,044
California (State of) County Tobacco Securitization Agency (Los Angeles County Securization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2034	600	661,717
Series 2020 A, Ref. RB	4.00%	06/01/2035	450	495,419
Series 2020 A, Ref. RB	4.00%	06/01/2036	375	412,460
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,900	1,902,397
California (State of) Housing Finance Agency; Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,234	1,318,779
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2028	420	461,988
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(f)	4.00%	07/15/2029	16,500	17,786,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California–(continued)
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $707,500)(b)(c)(e)(f)	7.00%	12/31/2049	$710	$ 71,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 09/15/2017-02/12/2019; Cost $5,125,317)(b)(c)(e)(f)	7.50%	07/01/2032	4,950	2,970,000
Series 2020, RB (Acquired 10/06/2020; Cost $953,769)(c)(e)(f)	7.50%	07/01/2032	1,000	850,000
California (State of) Public Finance Authority; Series 2019 A, RB(e)	6.25%	07/01/2054	3,000	3,383,466
California (State of) Public Finance Authority (Enso Village); Series 2021, RB(e)	3.13%	05/15/2029	2,000	2,004,724
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(e)	5.00%	11/15/2036	500	562,229
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(e)	5.00%	06/15/2040	1,060	1,125,554
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(e)	5.00%	07/01/2026	250	249,040
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,000	1,006,350
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB	4.00%	11/01/2031	1,000	1,058,695
California (State of) School Finance Authority (TEACH Public Schools);
Series 2019 A, RB(e)	5.00%	06/01/2029	285	308,505
Series 2019 A, RB(e)	5.00%	06/01/2039	740	785,818
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(e)	5.00%	06/01/2022	70	70,180
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,018,084
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	4.00%	06/01/2026	500	523,088
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	935,958
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB(a)(h)	5.30%	06/01/2022	14,245	14,412,574
Series 2017 A-1, Ref. RB(a)(h)	5.00%	06/01/2027	1,825	2,142,416
Series 2017 A-1, Ref. RB(a)(h)	5.00%	06/01/2027	145	170,219
Series 2018 A-1, Ref. RB(a)(h)	3.50%	06/01/2022	2,635	2,654,237
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2022	960	963,333
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, RB	5.00%	09/01/2033	225	258,882
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2028	125	125,046
M-S-R Energy Authority; Series 2009 C, RB	7.00%	11/01/2034	5,000	7,137,613
North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB (INS - AGM)(d)	5.00%	09/01/2026	605	617,514
Northern California Energy Authority; Series 2018 A, RB(a)	4.00%	07/01/2024	10,000	10,510,128
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(d)	5.00%	09/01/2022	2,000	2,006,170
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(d)	5.00%	12/01/2034	5,405	5,419,395
San Bernardino (City of), CA Joint Powers Financing Authority; Series 2005 A, Ref. RB (INS - AGM)(d)	5.75%	10/01/2022	125	128,389
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(f)	5.00%	05/01/2029	2,000	2,372,219
Second Series 2022 A, Ref. RB(f)	5.00%	05/01/2030	4,500	5,422,072
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2033	1,195	1,405,492
Vacaville Unified School District; Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	2,057,088
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	3,200	3,208,288
				113,797,452

Colorado–5.25%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,490	2,572,568
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	742	769,440
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	4.38%	12/01/2028	1,000	1,051,988
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,304,984
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	530	569,091
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	548,659
Canyons Metropolitan District No. 5; Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,085,198
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,155,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Colorado–(continued)
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	4.38%	12/01/2032	$738	$ 761,457
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	5.00%	12/01/2041	1,100	1,145,791
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	1,964,590
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2035	5,205	5,479,179
Series 2021 B, RB	2.63%	05/15/2029	1,125	1,113,664
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	525	573,611
Series 2017 A, Ref. RB	5.00%	05/15/2026	475	529,513
Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	4,200	4,157,855
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	140	135,841
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	545	504,484
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	1,000	1,053,778
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.63%	12/01/2032	1,000	1,059,287
Colorado International Center Metropolitan District No. 7; Series 2021, GO Bonds(i)	5.25%	12/01/2051	1,000	727,745
Copper Ridge Metropolitan District; Series 2019, RB	4.00%	12/01/2029	3,050	3,082,878
Denver (City & County of), CO; Series 2018 A, RB(f)(g)	5.00%	12/01/2029	1,500	1,761,444
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2032	1,500	1,559,509
Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.);
Series 2018, COP	5.00%	12/01/2028	310	366,669
Series 2018, COP	5.00%	12/01/2029	500	588,177
Series 2018, COP	5.00%	12/01/2030	350	410,389
Series 2018, COP	5.00%	12/01/2031	375	438,756
Series 2018, COP	5.00%	12/01/2032	455	531,782
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,373	1,446,947
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,770,091
Fitzsimons Village Metropolitan District No. 3;
Series 2021 A-1, Ref. GO Bonds	4.00%	12/01/2026	840	837,084
Series 2021 A-1, Ref. GO Bonds	4.00%	12/01/2031	500	489,692
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	635,960
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	4.88%	12/01/2028	770	801,425
Highlands Metropolitan District No. 1;
Series 2021, GO Bonds	4.00%	12/01/2031	650	655,863
Series 2021, GO Bonds	5.00%	12/01/2041	550	565,852
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,447	1,537,359
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	1,049,472
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2039	700	733,954
Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	925,797
Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,755,798
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,500	1,574,466
Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2041	520	543,712
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	2,265	2,397,718
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.13%	12/01/2028	1,500	1,605,548
Seires 2018 A-2, RB	5.50%	12/01/2034	1,000	1,069,429
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	2,250	2,334,200
Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(e)	4.00%	12/01/2035	540	550,909
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	1,170	1,238,599
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2040	1,465	1,479,918
Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,258,481
Pronghorn Valley Metropolitan District; Series 2021 A, GO Bonds	3.75%	12/01/2041	515	485,402
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2036	1,250	1,253,558
Riverview Metropolitan District; Series 2021, Ref. GO Bonds	5.00%	12/01/2041	555	572,134
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(e)	5.00%	12/01/2031	1,945	1,947,937
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	2,000	1,967,800
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. GO Bonds	5.00%	12/01/2037	500	539,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Colorado–(continued)
Thompson Crossing Metropolitan District No. 4; Series 2019, Ref. GO Bonds	3.50%	12/01/2029	$515	$ 525,054
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	5.00%	12/01/2041	2,700	2,915,389
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(d)	3.25%	12/15/2050	959	1,010,336
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(e)	5.70%	12/01/2051	166	168,370
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	615	629,839
Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	1,051,162
				78,329,080

Connecticut–0.28%
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,890	4,176,102

Delaware–0.17%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(e)	5.00%	07/01/2028	2,451	2,609,931

District of Columbia–2.86%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	1,365	1,412,324
Series 2017 A, RB	5.00%	07/01/2032	1,500	1,588,925
District of Columbia (Mandarin Oriental Hotel); Series 2002, RB (INS - AGM)(d)	5.25%	07/01/2022	65	65,243
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	13,490	14,504,116
Series 2001, RB	6.75%	05/15/2040	24,435	25,187,748
				42,758,356

Florida–5.91%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	5.63%	11/15/2029	185	175,218
Series 2014, RB	6.00%	11/15/2029	1,000	947,577
Series 2014, RB	6.00%	11/15/2034	1,500	1,375,617
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(e)	5.00%	11/15/2061	965	902,060
Series 2022 B, RB(e)	6.50%	11/15/2033	100	99,433
Amelia Concourse Community Development District; Series 2019 B-1, RB	5.25%	05/01/2029	765	822,039
Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(a)(f)	6.75%	04/01/2025	45	45,180
Broward (County of), FL Housing Finance Authority (Heron Pointe Apartments);
Series 1997 A, RB(f)	5.65%	11/01/2022	5	5,018
Series 1997 A, RB(f)	5.70%	11/01/2029	20	20,089
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(e)	5.88%	07/01/2040	250	259,877
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(e)	5.38%	08/01/2032	1,000	922,174
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2035	1,085	1,150,368
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB(b)	4.00%	07/01/2028	750	180,000
Series 2018 B, RB(b)	4.25%	07/01/2033	625	150,000
Capital Trust Agency, Inc. (Imagine School at North Manate);
Series 2021, RB(e)	3.25%	06/01/2031	230	223,531
Series 2021, RB(e)	5.00%	06/01/2041	650	708,186
Capital Trust Agency, Inc. (Imagine School at North Manatee); Series 2021 C, RB(e)	5.00%	06/01/2041	235	256,036
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2027	1,000	1,042,446
Capital Trust Agency, Inc. (Sustainability Bonds);
Series 2021, RB(e)	4.00%	06/15/2031	700	701,608
Series 2021, RB(e)	4.00%	06/15/2041	2,250	2,187,905
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(e)	4.00%	12/01/2028	2,200	2,310,742
Series 2018 A, RB(e)	5.25%	12/01/2043	2,500	2,795,803
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(e)	4.00%	10/15/2029	1,710	1,805,702
Celebration Community Development District; Series 2002 A, RB (INS - NATL)(d)	5.00%	05/01/2022	10	10,015
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(e)(f)	5.00%	10/01/2029	1,000	1,083,592
Series 2021, RB(e)(f)	4.00%	10/01/2041	1,800	1,857,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Florida–(continued)
Florida (State of) Higher Educational Facilities Financial Authority (Nova Southeastern University); Series 2012, Ref. RB(h)	5.00%	04/01/2022	$1,000	$ 1,003,615
Florida Development Finance Corp.; Series 2021, RB(e)	3.00%	07/01/2031	325	324,205
Florida Development Finance Corp. (Glenridge on Palmer Ranch);
Series 2021, Ref. RB	3.00%	06/01/2022	115	115,287
Series 2021, Ref. RB	3.00%	06/01/2023	115	116,351
Series 2021, Ref. RB	4.00%	06/01/2024	100	103,945
Series 2021, Ref. RB	4.00%	06/01/2025	110	115,604
Series 2021, Ref. RB	4.00%	06/01/2026	110	116,470
Series 2021, Ref. RB	5.00%	06/01/2031	300	336,810
Series 2021, Ref. RB	5.00%	06/01/2035	225	250,565
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2020 C, Ref. RB(e)	4.00%	09/15/2030	470	493,071
Series 2020 C, Ref. RB(e)	5.00%	09/15/2040	400	432,883
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(a)(e)(f)	6.25%	01/01/2024	3,405	3,441,497
Series 2019 A, Ref. RB(a)(e)(f)	6.38%	01/01/2026	5,000	5,052,798
Florida Development Finance Corp. (Waste Pro U.S.A., Inc.); Series 2021, RB(f)	3.00%	06/01/2032	9,500	9,617,801
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,320	1,341,857
Jacksonville (City of), FL Economic Development Commission (Metropolitan Parking Solutions);
Series 2005 A, RB (INS - ACA)(d)(f)	5.88%	06/01/2025	4,950	4,970,023
Series 2005 A, RB (INS - ACA)(d)(f)	5.88%	06/01/2031	3,060	3,071,466
Series 2005, RB (INS - ACA)(d)(f)	5.75%	10/01/2024	3,605	3,619,818
Series 2005, RB (INS - ACA)(d)(f)	5.50%	10/01/2030	3,665	3,677,996
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,000	4,446,545
Series 2020 B-3, RB	3.38%	08/15/2026	2,500	2,509,862
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.00%	07/15/2028	520	562,163
Series 2018 A, RB(e)	5.38%	07/15/2038	1,300	1,370,409
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB(h)	4.75%	10/01/2022	70	71,612
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District);
Series 2012, Ref. RB	5.00%	04/01/2022	1,520	1,524,743
Series 2012, Ref. RB	5.00%	04/01/2023	1,095	1,097,994
Palm Beach (County of), FL Health Facilities Authority;
Series 2022, Ref. RB	4.00%	06/01/2031	1,250	1,312,650
Series 2022, Ref. RB	4.00%	06/01/2036	2,000	2,078,260
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.00%	11/15/2032	3,000	3,414,965
Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	15	15,057
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	1,110	1,115,519
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2029	1,820	1,997,141
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2029	1,000	1,101,609
Series 2019, Ref. IDR	5.00%	01/01/2039	1,750	1,893,731
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(e)(f)	5.88%	01/01/2033	3,000	3,527,874
				88,279,957

Georgia–2.41%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2026	810	813,171
Burke (County of), GA Development Authority (Oglethorpe Power Corp.); Series 2017 E, RB(a)	3.25%	02/03/2025	3,000	3,141,979
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.); Series 2019 A, Ref. RB(e)	4.25%	01/01/2029	1,400	1,267,899
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,900	1,845,678
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(e)	3.63%	01/01/2031	2,750	2,600,091
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2034	2,185	2,555,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia–(continued)
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(d)	5.00%	12/01/2023	$10	$ 10,033
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.00%	06/15/2027	460	488,648
Main Street Natural Gas, Inc.; Series 2022 C, RB(a)(e)	4.00%	11/01/2027	13,000	14,122,634
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(e)	5.00%	11/01/2023	2,280	2,362,793
Series 2017 A, Ref. RB(e)	5.00%	11/01/2037	2,000	2,156,424
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	2,630	2,563,846
Private Colleges & Universities Authority (Mercer University); Series 2012 C, RB	5.25%	10/01/2027	1,600	1,635,250
Randolph (County of), GA; Series 2012 A, GO Bonds	5.00%	04/01/2022	435	436,483
				36,000,738

Guam–0.72%
Guam (Territory of);
Series 2019, GO Bonds(f)	5.00%	11/15/2031	2,350	2,614,268
Series 2021 F, Ref. RB	5.00%	01/01/2030	750	892,543
Series 2021 F, Ref. RB	5.00%	01/01/2031	750	905,294
Guam (Territory of) Department of Education (John F. Kennedy);
Series 2020, Ref. COP	4.25%	02/01/2030	1,500	1,599,011
Series 2020, Ref. COP	5.00%	02/01/2040	2,750	3,024,545
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,753,129
				10,788,790

Idaho–0.37%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	1,195	1,196,867
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(e)	4.63%	07/01/2029	185	201,492
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(e)	4.00%	05/01/2042	2,280	2,279,900
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	581,651
Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,165,498
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(f)	6.45%	08/01/2032	130	130,602
				5,556,010

Illinois–8.76%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	990	1,022,060
Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	835	846,076
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	870	870,351
Berwyn (City of), IL; Series 2020, RB(e)	4.00%	12/01/2028	1,610	1,597,887
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2023	425	432,431
Series 2018 A, Ref. RB	5.00%	01/01/2024	455	470,826
Series 2018 A, Ref. RB	5.00%	01/01/2025	485	509,290
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	536,193
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	568,435
Centerpoint Intermodal Center Program Trust; Series 2004 A, Ctfs.(a)(e)	4.00%	12/15/2022	600	603,585
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,157,579
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,728,818
Chicago (City of), IL (Hearts United Apartments); Series 1999 A, RB (CEP - GNMA)(f)	5.60%	01/01/2041	70	70,402
Chicago (City of), IL (Lakeshore East);
Series 2022, Ref. RB	2.87%	12/01/2027	255	257,831
Series 2022, Ref. RB	3.04%	12/01/2028	270	273,453
Series 2022, Ref. RB	3.20%	12/01/2029	325	329,679
Series 2022, Ref. RB	3.29%	12/01/2030	342	347,460
Series 2022, Ref. RB	3.38%	12/01/2031	375	381,547
Series 2022, Ref. RB	3.45%	12/01/2032	300	305,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(d)(j)	0.00%	12/01/2025	$1,000	$ 928,049
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,087,794
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,124,590
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,252,769
Series 2021 B, Ref. GO Bonds	5.00%	12/01/2030	2,250	2,633,493
Series 2021 B, Ref. GO Bonds	5.00%	12/01/2036	1,400	1,613,712
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2035	4,480	4,787,887
Series 2022 B, Ref. GO Bonds	4.00%	12/01/2036	2,000	2,134,522
Chicago (State of) Board of Education;
Series 2019 A, Ref. GO Bonds(j)	0.00%	12/01/2025	1,000	924,613
Series 2019 A, Ref. GO Bonds(j)	0.00%	12/01/2026	1,000	900,833
Chicago O’Hare International Airport;
Series 2017 D, RB	5.25%	01/01/2029	1,500	1,740,059
Series 2017 D, RB	5.25%	01/01/2030	3,000	3,481,209
Series 2017 G, RB(f)	5.25%	01/01/2028	250	286,556
Series 2017 G, RB(f)	5.25%	01/01/2029	350	401,121
Series 2017 G, RB(f)	5.25%	01/01/2030	400	458,567
Series 2017 G, RB(f)	5.25%	01/01/2031	350	401,332
Cicero (Town of), IL;
Series 2012, Ref. GO Bonds(a)(h)	5.00%	12/01/2022	1,005	1,036,265
Series 2012, Ref. GO Bonds(a)(h)	5.00%	12/01/2022	725	747,554
Series 2012, Ref. GO Bonds(a)(h)	5.00%	12/01/2022	1,295	1,335,286
Cook (County of), IL; Series 2018, RB(g)	5.25%	11/15/2036	2,250	2,687,189
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.25%	12/01/2022	290	290,184
Evanston (City of), IL (Roycemore School);
Series 2021, RB(e)	4.00%	04/01/2032	250	241,723
Series 2021, RB(e)	4.38%	04/01/2041	830	790,198
Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	650	669,285
Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,343,077
Illinois (State of);
First Series 2020, GO Bonds (INS - NATL)(d)(g)(k)	6.00%	11/01/2026	3,500	4,027,191
Series 2013, GO Bonds	5.50%	07/01/2033	1,500	1,581,007
Series 2017 D, GO Bonds	5.00%	11/01/2022	5,000	5,132,721
Series 2017 D, GO Bonds	5.00%	11/01/2023	6,500	6,893,154
Series 2017 D, GO Bonds(g)(k)	5.00%	11/01/2023	2,250	2,386,092
Series 2017 D, GO Bonds	5.00%	11/01/2025	4,000	4,443,150
Series 2020 A, GO Bonds(g)(k)	6.00%	05/01/2025	2,500	2,829,996
Series 2020, GO Bonds	5.38%	05/01/2023	1,000	1,048,543
Series 2020, GO Bonds	5.50%	05/01/2030	2,000	2,415,904
Series 2021 A, GO Bonds	5.00%	03/01/2032	2,000	2,389,128
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2038	1,420	1,521,057
Illinois (State of) Finance Authority; Series 2007, RB	5.40%	04/01/2027	140	140,214
Illinois (State of) Finance Authority (Benedictine University);
Series 2017, Ref. RB	5.00%	10/01/2030	1,000	1,125,463
Series 2017, Ref. RB	5.00%	10/01/2033	1,000	1,122,388
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	11,805	11,814,485
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	5.25%	12/01/2025	330	352,266
Illinois (State of) Finance Authority (Lake Forest College); Series 2012 A, RB	5.00%	10/01/2022	105	106,708
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2027	2,065	2,307,075
Illinois (State of) Finance Authority (Mercy Health System); Series 2016, Ref. RB	5.00%	12/01/2026	2,700	3,076,171
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB (Acquired 04/12/2017; Cost $1,133,374)(c)	5.00%	05/15/2024	1,115	1,143,652
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,089	995,183
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(h)	5.25%	08/15/2023	310	321,947
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB(h)	5.00%	05/15/2025	205	217,969
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	2,000	2,002,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	$425	$489,393
Series 2017, Ref. RB	5.00%	08/01/2028	500	573,071
Series 2017, Ref. RB	5.00%	08/01/2029	325	371,294
Series 2017, Ref. RB	5.00%	08/01/2030	380	432,920
Series 2017, Ref. RB	5.00%	08/01/2031	375	426,313
Series 2017, Ref. RB	5.00%	08/01/2033	470	533,594
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,795	1,867,768
Illinois (State of) Housing Development Authority (Lifelink Developments); Series 2006, RB (CEP - GNMA)(f)	4.70%	10/20/2026	435	436,007
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(d)	5.13%	06/01/2026	50	50,160
Series 2002, COP (INS - NATL)(d)	5.25%	06/01/2032	140	140,401
Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2029	1,000	1,208,681
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	159	161,194
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	1,000	1,008,751
Quad Cities Regional Economic Development Authority (Augustana College);
Series 2012, RB	5.00%	10/01/2023	295	300,124
Series 2012, RB	5.00%	10/01/2024	275	279,300
Series 2012, RB	5.00%	10/01/2025	445	451,645
Series 2012, RB	5.00%	10/01/2026	400	405,737
Series 2012, RB	5.00%	10/01/2027	450	456,242
Regional Transportation Authority; Series 2018 B, RB(g)	5.00%	06/01/2030	3,000	3,621,120
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2032	5,000	5,785,629
St. Clair County School District No. 189 (East St. Louis); Series 2011, GO Bonds	5.50%	01/01/2023	1,540	1,541,539
Upper Illinois River Valley Development Authority (Morris Hospital); Series 2018, Ref. RB	5.00%	12/01/2027	1,145	1,318,672
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	4.60%	03/01/2025	940	947,651
				130,808,353

Indiana–0.74%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	400	398,969
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(e)	5.50%	07/01/2028	950	1,007,658
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 B, RB	3.00%	11/01/2030	2,000	1,988,424
Series 2012 C, RB	3.00%	11/01/2030	2,000	1,988,424
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	2,000	2,147,342
Lake County 2000 Building Corp.; Series 2012, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	2,920	2,924,907
Mishawaka (City of), IN; Series 2017, RB(e)	5.10%	01/01/2032	585	582,723
				11,038,447

Iowa–0.51%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	590,511
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	669,022
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,000	1,056,031
Series 2013, Ref. RB(a)	5.25%	12/01/2033	1,540	1,621,569
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	4.13%	05/15/2038	1,250	1,297,668
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	4.45%	08/01/2028	625	627,926
Series 2018, RB	5.00%	08/01/2033	500	507,652
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2037	1,100	1,225,093
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	69,868
				7,665,340

Kansas–0.82%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	1,440	1,592,830
Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	300	251,764

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Kansas–(continued)
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB	4.25%	12/01/2024	$500	$ 502,032
Series 2016 II-A, RB	5.00%	12/01/2031	1,800	1,818,794
Series 2016 II-A, RB	5.25%	12/01/2036	1,000	1,013,319
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB(a)(h)	7.13%	12/15/2023	1,000	1,101,895
Wichita (City of), KS (Presbyterian Manors Obligated Group); Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,314,128
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	935	999,236
Series 2018 I, Ref. RB	5.00%	05/15/2033	500	529,323
Series 2019, Ref. RB	4.00%	05/15/2023	655	662,813
Series 2019, Ref. RB	5.00%	05/15/2026	1,110	1,185,232
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,247,404
				12,218,770

Kentucky–0.39%
Ashland (City of), KY (King’s Daughters Medical Center); Series 2016 A, Ref. RB	5.00%	02/01/2029	1,000	1,120,260
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	610	655,493
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2032	1,000	1,092,697
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	495	499,282
Kentucky (State of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	1,000	1,018,695
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,300	1,442,226
				5,828,653

Louisiana–1.81%
Calcasieu Parish Industrial Development Board, Inc. (Citgo Petroleum Corp.); Series 1993, RB(f)	6.00%	07/01/2023	70	70,140
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha) (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	4,415	4,944,792
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesa) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	1,960	2,108,064
Louisiana (State of) Public Facilities Authority (Encore Academy);
Series 2021, RB(e)	5.00%	06/01/2031	865	915,728
Series 2021, RB(e)	5.00%	06/01/2041	1,640	1,690,090
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2034	540	648,184
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2036	1,115	1,336,180
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2037	755	904,420
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2038	475	568,155
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,000	1,203,659
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2033	715	859,456
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2034	515	618,175
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(a)(e)	5.85%	06/01/2025	4,000	4,431,102
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(a)	2.10%	07/01/2024	1,000	1,005,210
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	395	413,646
Series 2015, Ref. RB	5.25%	11/15/2029	1,550	1,649,372
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	3,410	3,638,526
				27,004,899

Maine–0.04%
Maine (State of) Finance Authority (Supplemental Education Loan Program);
Series 2017 A-1, RB (INS - AGC)(d)(f)	5.00%	12/01/2022	500	514,905
Series 2017 A-1, RB (INS - AGC)(d)(f)	5.00%	12/01/2023	100	106,009
				620,914

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Maryland–0.40%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	$2,160	$2,249,190
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,153,966
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	453,254
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.00%	02/15/2028	480	499,654
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(e)	5.00%	07/01/2027	400	428,402
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(d)	5.50%	07/01/2026	50	50,456
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(e)(f)	4.00%	07/01/2024	1,120	1,141,388
				5,976,310

Massachusetts–0.90%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2029	490	526,871
Series 2019, RB	5.00%	06/15/2039	1,000	1,057,537
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	3.60%	10/01/2023	200	203,032
Series 2018, Ref. RB	3.75%	10/01/2024	250	254,574
Series 2018, Ref. RB	4.00%	10/01/2025	200	205,115
Series 2018, Ref. RB	4.00%	10/01/2026	100	102,540
Series 2018, Ref. RB	4.00%	10/01/2027	150	153,760
Series 2018, Ref. RB	4.25%	10/01/2028	320	329,377
Series 2018, Ref. RB	4.38%	10/01/2029	385	396,627
Series 2018, Ref. RB	4.50%	10/01/2030	690	711,549
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	5,000	5,848,125
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	673,867
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.00%	11/15/2033	1,500	1,691,747
Massachusetts (Commonwealth of) Development Finance Agency (Plantation Apartments L.P.); Series 2004 A, RB (LOC - Fleet National Bank)(f)(l)	5.00%	12/15/2024	1,240	1,241,438
				13,396,159

Michigan–1.98%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	810	834,148
Series 2019, Ref. RB	5.00%	11/01/2034	400	437,139
Detroit (City of), MI;
Series 2018, GO Bonds	5.00%	04/01/2023	1,000	1,035,072
Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,108,923
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	1,740	1,746,430
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	1,120	1,226,677
Michigan (State of) Building Authority (Facilities Program); Series 2020, Ref. VRD RB(m)	0.27%	10/15/2042	1,000	1,000,000
Michigan (State of) Finance Authority (Cesar Chavez Academy);
Series 2019, Ref. RB	3.25%	02/01/2024	195	196,549
Series 2019, Ref. RB	4.00%	02/01/2029	700	731,377
Series 2019, Ref. RB	5.00%	02/01/2033	830	900,519
Michigan (State of) Finance Authority (Lawrence Technological University); Series 2017, Ref. RB	5.25%	02/01/2027	4,225	4,548,892
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2003 B-2, RB	6.00%	11/01/2023	20	20,083
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,625	1,565,977
Michigan (State of) Finance Authority (Universal Learning Academy);
Series 2018, Ref. RB	5.00%	11/01/2023	200	205,078
Series 2018, Ref. RB	5.50%	11/01/2028	500	556,441
Series 2018, Ref. RB	6.00%	11/01/2032	500	561,607
Michigan (State of) Hospital Finance Authority (McLaren Health Care); Series 2012 A, Ref. RB	5.00%	06/01/2025	20	20,215
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	3,000	3,010,608
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	810	887,151
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(f)	4.00%	10/01/2026	3,000	3,225,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Strategic Fund (I-75 Improvement Project);
Series 2018, RB(f)	5.00%	12/31/2032	$1,730	$1,979,232
Series 2018, RB(f)	5.00%	12/31/2033	2,000	2,286,368
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB(e)	5.00%	07/01/2026	1,565	1,532,146
				29,616,522

Minnesota–1.26%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.00%	12/01/2033	1,250	1,270,493
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015 A, RB	4.75%	07/01/2025	690	708,229
Series 2015 A, RB	5.25%	07/01/2030	580	609,197
Series 2015, RB	5.50%	07/01/2035	665	698,529
Series 2015, RB	5.75%	07/01/2046	1,400	1,463,601
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB (Acquired 01/18/2019; Cost $1,118,700)(c)	5.75%	08/01/2030	1,130	889,328
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	240	246,207
Series 2017, RB	5.00%	10/01/2037	1,000	1,021,547
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,680	1,764,703
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,159,564
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	5.50%	07/01/2027	590	636,144
Series 2017 A, RB(e)	6.00%	07/01/2032	1,080	1,190,872
Minnetonka (City of), MN (Preserve at Shady Oak); Series 2018 C, RB	4.50%	03/01/2033	250	234,684
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $2,000,000)(a)(b)(c)(e)	6.00%	07/01/2027	2,000	1,900,000
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.25%	07/01/2033	140	153,453
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	155	158,643
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	1,000	1,069,953
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	250,411
Series 2018, Ref. RB	4.13%	10/01/2033	250	250,543
St. Paul Park (City of), MN (Presbyterian Homes Bloomington);
Series 2017, Ref. RB	3.80%	09/01/2029	350	358,385
Series 2017, Ref. RB	3.90%	09/01/2030	565	578,516
Series 2017, Ref. RB	4.00%	09/01/2031	585	599,116
Series 2017, Ref. RB	4.00%	09/01/2032	400	409,070
Series 2017, Ref. RB	4.10%	09/01/2033	500	512,168
Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2035	100	105,831
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	4.00%	11/01/2030	650	625,507
				18,864,694

Mississippi–0.35%
Mississippi (State of) Development Bank (Hospital Construction); Series 2014, RB	5.00%	09/01/2030	720	773,869
Mississippi (State of) Development Bank (Jackson Co. Gomesa); Series 2021, RB(e)	3.63%	11/01/2036	3,500	3,223,290
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,250	1,270,831
				5,267,990

Missouri–1.99%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	320	317,888
Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment);
Series 2017 A, Ref. RB	4.00%	11/01/2025	1,440	1,473,335
Series 2017 A, Ref. RB	4.00%	11/01/2026	750	764,314
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2028	30	30,109
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	4.50%	12/01/2029	1,750	1,840,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	$365	$374,338
Series 2016 A, Ref. RB(e)	5.00%	04/01/2036	2,000	2,048,056
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	4.38%	02/01/2031	960	934,730
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	1,082,899
Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	873,687
Series 2017, Ref. RB	5.00%	05/15/2023	1,300	1,337,130
Series 2017, Ref. RB	5.00%	05/15/2024	1,700	1,784,869
Series 2017, Ref. RB	5.25%	05/15/2042	1,000	1,059,092
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village); Series 2018, Ref. RB	5.00%	08/15/2032	2,680	2,924,277
Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	1,535	1,542,612
Series 2020, RB	4.13%	11/01/2038	2,500	2,520,340
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017, RB(e)	5.00%	12/01/2037	300	337,342
Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	830	831,540
Plaza at Noah’s Ark Community Improvement District;
Series 2021, Ref. RB	3.00%	05/01/2022	125	125,167
Series 2021, Ref. RB	3.00%	05/01/2023	150	150,972
Series 2021, Ref. RB	3.00%	05/01/2024	200	201,711
Series 2021, Ref. RB	3.00%	05/01/2025	225	227,187
Series 2021, Ref. RB	3.00%	05/01/2026	275	277,789
Series 2021, Ref. RB	3.00%	05/01/2030	725	724,774
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.25%	10/01/2034	1,325	1,303,399
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Kiel Opera House Renovation); Series 2019, Ref. RB	3.88%	10/01/2035	2,515	2,366,498
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	1,098,712
Series 2018 A, RB	5.00%	09/01/2026	1,000	1,120,636
				29,674,259

Nebraska–0.42%
Central Plains Energy Project (No. 4); Series 2018, RB(a)	5.00%	01/01/2024	5,000	5,282,761
Lancaster (County of), NE Hospital Authority No. 1 (Bryanlgh Medical Center); Series 2008 B-1, Ref. VRD RB (LOC - U.S. Bank N.A.)(l)(m)	0.04%	06/01/2031	920	920,000
				6,202,761

Nevada–0.31%
Las Vegas (City of), NV Special Improvement District No. 607;
Series 2013, Ref. RB	5.00%	06/01/2022	265	267,261
Series 2013, Ref. RB	5.00%	06/01/2023	250	260,056
Series 2013, Ref. RB	5.00%	06/01/2024	85	90,721
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	350	387,425
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB(e)	5.00%	07/15/2027	335	366,092
Series 2017 A, RB(e)	5.00%	07/15/2037	500	541,148
Nevada (State of) Department of Business & Industry (Somerset Academy); Series 2018 A, RB(e)	4.50%	12/15/2029	585	621,334
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	1,000	1,006,829
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2032	1,000	1,129,091
				4,669,957

New Hampshire–0.48%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(e)(f)	3.75%	07/02/2040	420	424,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Covanta);
Series 2018 A, Ref. RB(e)(f)	4.00%	11/01/2027	$1,500	$1,525,667
Series 2018 C, Ref. RB(e)(f)	4.88%	11/01/2042	3,375	3,439,515
Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	260	261,574
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,585,000)(b)(c)(e)	5.25%	07/01/2027	1,585	792,500
Series 2017 B, RB (Acquired 06/12/2017; Cost $1,455,000)(b)(c)(e)	4.13%	07/01/2024	1,455	727,500
				7,170,806

New Jersey–5.14%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(d)	5.75%	11/01/2028	180	212,103
New Jersey (State of); Series 2020 A, GO Bonds	5.00%	06/01/2029	1,500	1,815,136
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(d)(g)(k)	5.50%	09/01/2022	3,000	3,067,656
Series 2012 II, Ref. RB	5.00%	03/01/2023	1,500	1,507,243
Series 2012, Ref. RB(a)(h)	5.00%	06/15/2022	600	607,567
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,589,823
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB(e)	5.00%	06/15/2039	825	878,210
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(f)	5.25%	09/15/2029	3,000	3,073,826
Series 2012, RB(f)	5.75%	09/15/2027	6,035	6,139,710
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	5.13%	11/01/2029	215	231,532
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(e)	5.00%	07/01/2027	395	423,964
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	4.75%	10/01/2028	1,485	1,564,381
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds); Series 2020 A, RB	5.00%	11/01/2030	3,225	3,813,792
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	539	644,284
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	100	101,103
Series 2012 C, RB	5.00%	07/01/2032	1,385	1,397,827
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(n)	1.80%	03/01/2028	1,000	1,009,747
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	4.25%	09/01/2027	210	222,962
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 B, VRD RB (LOC - JP Morgan Chase Bank N.A.)(l)(m)	0.01%	07/01/2043	400	400,000
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB(f)	5.00%	12/01/2026	1,000	1,143,378
Series 2018 B, Ref. RB(f)	5.00%	12/01/2027	1,000	1,161,650
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(j)	0.00%	12/15/2028	715	596,651
Series 2008 A, RB(j)	0.00%	12/15/2035	1,000	646,550
Series 2009 A, RB(j)	0.00%	12/15/2032	1,465	1,061,778
Series 2010 A, RB (INS - BAM)(d)(j)	0.00%	12/15/2028	4,850	4,143,274
Series 2010 A, RB(j)	0.00%	12/15/2031	1,575	1,182,666
Series 2013 AA, RB	5.25%	06/15/2031	1,150	1,201,895
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,092,381
Series 2018 A, Ref. RN(g)(k)	5.00%	06/15/2029	1,000	1,134,628
Series 2018 A, Ref. RN(g)(k)	5.00%	06/15/2030	2,845	3,225,630
Series 2019 BB, RB	5.00%	06/15/2044	2,000	2,272,787
Series 2019, Ref. RB	5.00%	12/15/2033	2,850	3,344,902
Series 2020 A, Ref. RN(g)(k)	5.00%	06/15/2031	4,680	5,298,425
New Jersey (State of) Turnpike Authority; Series 2014 A, RB	5.00%	01/01/2030	5,000	5,406,982
New Jersey Turnpike Authority; Series 2017 A, RB(g)	4.00%	01/01/2035	10,000	10,519,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	3.20%	06/01/2027	$4,550	$4,570,167
				76,704,210

New Mexico–0.38%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2049	1,000	1,064,027
Series 2019 C, RB	2.25%	07/01/2023	1,525	1,526,431
Santa Fe (City of), NM (El Castillo Retirement); Series 2019, RB	2.25%	05/15/2024	650	650,174
Winrock Town Center Tax Increment Development District No. 1;
Series 2022, Ref. RB(e)	3.75%	05/01/2028	1,250	1,248,596
Series 2022, Ref. RB(e)	4.00%	05/01/2033	1,250	1,239,962
				5,729,190

New York–6.27%
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2036	1,600	1,731,628
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB(e)	5.00%	10/01/2028	430	463,347
Series 2018, Ref. RB(e)	5.00%	10/01/2038	2,445	2,630,549
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB(e)(f)	5.25%	12/31/2033	2,000	2,092,028
Series 2019, Ref. RB(e)(f)	5.50%	12/31/2040	5,000	5,183,752
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB	4.00%	06/15/2031	300	319,893
Series 2021 A, RB	4.00%	06/15/2041	525	552,448
Build NYC Resource Corp. (Shefa School);
Series 2021 A, RB(e)	2.50%	06/15/2031	375	361,371
Series 2021 A, RB(e)	5.00%	06/15/2051	750	851,227
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	3,296,137
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB	5.00%	11/15/2030	2,000	2,051,861
Subseries 2020 A-1, RB (INS - AGM)(d)(g)	4.00%	11/15/2043	10,000	10,999,746
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2032	3,000	3,241,037
Series 2020 E, Ref. RB	5.00%	11/15/2029	4,100	4,912,055
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	967	809,015
Series 2021, Ref. RB(e)	9.00%	01/01/2041	445	426,640
New York City Transitional Finance Authority; Series 2017 S-2, Ref. RB(g)	5.00%	07/15/2036	11,000	12,820,158
New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	160	160,597
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	1,485	1,580,973
Series 2016 A, Ref. RB	6.00%	06/01/2043	3,665	4,050,734
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	3,000	3,196,346
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(f)	2.75%	09/02/2025	1,000	1,019,383
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(f)	5.25%	08/01/2031	3,285	3,726,361
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	6,710	6,776,984
Series 2016, Ref. RB(f)	5.00%	08/01/2031	1,500	1,514,974
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2023	2,000	2,062,176
Series 2018, RB(f)	5.00%	01/01/2028	650	749,496
Series 2018, RB(f)	5.00%	01/01/2030	2,000	2,282,872
Series 2018, RB(f)	5.00%	01/01/2034	2,100	2,367,943
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2020 A, Ref. RB(f)	5.00%	12/01/2024	1,250	1,349,477
Series 2020 A, Ref. RB(f)	5.00%	12/01/2025	1,200	1,313,717
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(e)	4.50%	07/01/2022	198	198,199
Public Housing Capital Fund Revenue Trust II; Series 2012, RB(e)	4.50%	07/01/2022	58	58,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(e)	5.00%	07/01/2022	$322	$322,068
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	515,000
Series 2013 A, RB(b)	5.00%	07/01/2032	1,000	515,000
Triborough Bridge & Tunnel Authority; Series 2003 B-1, VRD RB (LOC - U.S. Bank N.A.)(l)(m)	0.04%	01/01/2033	1,300	1,300,000
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	3,500	3,593,075
Westchester County Local Development Corp.; Series 2021, Ref. RB(e)	2.88%	07/01/2026	2,250	2,217,827
				93,614,627

North Dakota–0.07%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	1,020	1,046,161

Ohio–3.49%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	815	894,736
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,000	5,254,396
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	1,000	1,004,377
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	648,929
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(f)	5.38%	09/15/2027	450	451,370
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,869,494
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,650,880
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(a)(h)	8.00%	07/01/2022	3,780	3,868,146
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	325	316,985
Series 2004, RB	6.40%	02/15/2034	1,950	1,705,815
Lorain (County of), OH Port Authority (Kendal at Oberlin); Series 2013 A, Ref. RB(a)(h)	5.00%	11/15/2023	1,500	1,596,883
Lucas Metropolitan Housing Authority;
Series 2012, RB	5.25%	09/01/2022	205	209,193
Series 2012, RB	5.25%	09/01/2023	260	268,610
Series 2012, RB	5.25%	09/01/2024	275	284,268
Series 2012, RB	5.25%	09/01/2025	290	299,852
Series 2012, RB	5.25%	09/01/2026	305	315,362
Series 2012, RB	5.25%	09/01/2027	320	330,872
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	2,040	2,197,261
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2038	4,470	4,886,654
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2017 A, Ref. RB(g)	4.00%	01/01/2036	8,675	9,650,924
Series 2018, Ref. RB(e)	5.00%	12/01/2023	2,855	2,930,170
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(f)	5.00%	12/31/2025	340	375,745
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2019 A, Ref. PCR	3.25%	09/01/2029	2,000	2,038,763
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC);
Series 2017, RB(e)(f)	3.75%	01/15/2028	965	1,046,642
Series 2017, RB(e)(f)	4.25%	01/15/2038	250	273,883
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(e)	5.13%	01/01/2032	500	482,192
Port of Greater Cincinnati Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,700	1,655,835
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	660	661,094
Southern Ohio Port Authority (Purecycle); Series 2020 A, RB(e)(f)	6.25%	12/01/2025	3,620	3,697,502
Youngstown (City of), OH Metropolitan Housing Authority;
Series 2014, RB	3.20%	06/15/2023	100	100,053
Series 2014, RB	4.00%	12/15/2024	210	210,410
				52,177,296

Oklahoma–0.35%
Comanche (County of), OK Hospital Authority;
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,042,115
Series 2015, Ref. RB	5.00%	07/01/2025	615	659,349

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017 A, RB(b)	5.00%	08/01/2037	$1,650	$1,815
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(b)	4.75%	11/01/2023	978	2,446
Tulsa (City of), OK Municipal Airport Trust; Series 2001 C, Ref. RB(f)	5.50%	12/01/2035	2,000	2,086,359
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(f)	5.00%	06/01/2025	1,340	1,452,828
				5,244,912

Oregon–0.01%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	125	125,209
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, GO Bonds(f)	5.65%	08/01/2026	15	15,060
				140,269

Pennsylvania–3.08%
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	3,204,000
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB	5.60%	07/01/2023	574	516,456
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	710	840,141
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB(e)	5.00%	05/01/2027	2,750	3,107,875
Series 2018, RB(e)	5.00%	05/01/2023	390	404,235
Series 2018, RB(e)	5.00%	05/01/2028	1,250	1,429,567
Series 2018, RB(e)	5.00%	05/01/2033	500	565,119
Allentown Neighborhood Improvement Zone Development Authority;
Series 2022, Ref. RB	5.00%	05/01/2034	500	607,785
Series 2022, Ref. RB	5.00%	05/01/2035	1,000	1,213,050
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB(e)	4.38%	03/01/2028	227	241,597
Delaware Valley Regional Financial Authority; Series 1997 B, RB (INS - AMBAC)(d)	5.70%	07/01/2027	1,000	1,199,411
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	693,596
Series 2018, Ref. RB	5.00%	12/01/2030	910	992,964
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	11/15/2029	5,000	5,614,495
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(c)(o)(p)	5.00%	12/31/2023	350	87,535
Series 2013, RB(o)(p)	5.00%	12/31/2023	130	32,448
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,511,690
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	3,250	2,345,507
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Ursinus College);
Series 2012 A, RB	5.00%	01/01/2025	785	787,362
Series 2020, RB(g)	4.00%	08/15/2049	7,500	8,372,875
Series 2020, RB(g)	5.00%	08/15/2049	2,500	2,987,798
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	795,526
Series 2019 A, RB	5.00%	06/15/2039	920	977,449
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2027	1,735	1,875,623
Series 2017, Ref. RB	5.00%	05/01/2028	1,810	1,957,009
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	523,518
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,042,161
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(e)	5.00%	03/15/2045	2,000	2,105,168
				46,031,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–11.97%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	$2,890	$2,966,376
Series 2002, RB	5.50%	05/15/2039	9,315	9,559,471
Series 2002, RB	5.63%	05/15/2043	145	147,748
Puerto Rico (Commonwealth of);
Series 2006 B, GO Bonds(b)	5.25%	07/01/2049	105	105,262
Series 2007 A, GO Bonds (INS - AGC)(d)	5.00%	07/01/2023	100	100,096
Series 2007 A, Ref. GO Bonds(b)	5.13%	07/01/2024	15,580	15,463,198
Series 2011 A, Ref. GO Bonds (INS - AGM)(d)	5.25%	07/01/2024	515	515,496
Series 2011 A, Ref. GO Bonds (INS - AGM)(d)	6.00%	07/01/2033	300	300,289
Series 2011 E, Ref. GO Bonds(b)	6.00%	07/01/2029	12,765	12,956,475
Series 2012 A, Ref. GO Bonds(b)	5.50%	07/01/2026	140	133,000
Series 2012 A, Ref. GO Bonds(b)	5.50%	07/01/2027	2,160	2,057,404
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	955	1,023,768
Series 2012 A, RB(h)	5.25%	07/01/2029	2,880	2,921,487
Series 2012 A, RB(h)	5.25%	07/01/2042	5,000	5,072,025
Series 2020 A, Ref. RB(e)	5.00%	07/01/2025	2,500	2,778,620
Series 2020 A, Ref. RB(e)	5.00%	07/01/2030	2,500	2,967,309
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - AGC)(d)	5.00%	07/01/2027	80	81,538
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(d)	5.00%	07/01/2023	2,500	2,514,761
Series 2005 RR, RB (INS - NATL)(d)	5.00%	07/01/2022	550	553,425
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2025	100	100,417
Series 2005 RR, RB (INS - AGC)(d)	5.00%	07/01/2026	155	157,981
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2023	1,000	1,005,905
Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	165	165,923
Series 2007 TT, RB(b)	5.00%	07/01/2032	1,990	2,052,187
Series 2007 TT, RB(b)	5.00%	07/01/2037	500	515,625
Series 2007 UU, Ref. RB (INS - AGM)(d)	5.00%	07/01/2023	10	10,192
Series 2007 UU, Ref. RB (INS - AGC)(d)	5.00%	07/01/2026	1,435	1,462,596
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,705	1,770,906
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030	1,000	1,044,706
Series 2010 AAA-RSA-1, RB(b)	5.25%	07/01/2028	5,685	5,891,081
Series 2010 CCC, RB(b)	5.25%	07/01/2026	6,565	6,802,981
Series 2010 DDD, Ref. RB (INS - AGM)(d)	5.00%	07/01/2023	40	40,769
Series 2010 XX, RB(b)	5.25%	07/01/2040	1,875	1,942,969
Series 2010 XX-RSA-1, RB(b)	5.25%	07/01/2027	250	259,063
Series 2010 ZZ-RSA-1, Ref. RB(b)	5.25%	07/01/2025	1,180	1,222,775
Series 2016 E-4, RB(b)	10.00%	07/01/2022	1,589	1,742,257
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 E, RB (INS - AGM)(d)	5.50%	07/01/2023	530	549,081
Series 2004 J, RB (INS - NATL)(d)	5.00%	07/01/2029	475	477,573
Series 2005 BB, Ref. RB (INS - AGM)(d)	5.25%	07/01/2022	230	231,393
Series 2007 CC, Ref. RB (INS - NATL)(d)	5.50%	07/01/2029	15	16,026
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(f)	6.63%	06/01/2026	7,310	7,565,850
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	1,605	1,628,716
Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2022	50	50,375
Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2030	305	309,507
Series 2005 C, Ref. RB (INS - AGC)(d)	5.25%	08/01/2022	40	40,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(b)	5.25%	07/01/2027	$760	$839,800
Series 2007 M-1, Ref. RB(b)	5.75%	07/01/2049	1,335	1,462,023
Series 2007 N, RB(b)	5.00%	07/01/2037	2,125	2,329,531
Series 2009 P, Ref. RB(b)	6.13%	07/01/2023	500	567,500
Series 2009 P, Ref. RB(b)	6.25%	07/01/2026	2,905	3,308,069
Series 2011 S, RB(b)	5.50%	07/01/2023	135	148,669
Series 2011 S, RB(b)	5.88%	07/01/2039	1,245	1,383,506
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 F, Ref. RB (INS - AGC)(d)	5.25%	07/01/2025	50	52,623
Series 2007 M-2, Ref. RB (INS - AMBAC)(d)	10.00%	07/01/2035	190	196,130
Series 2007 M-3, Ref. RB (INS - NATL)(d)	6.00%	07/01/2024	500	503,266
Puerto Rico Public Finance Corp.;
Series 2011 A, RB(b)	6.50%	08/01/2028	37,400	2,150,500
Series 2011 B, RB(b)	6.00%	08/01/2024	10,675	613,812
Series 2011 B, RB(b)	6.00%	08/01/2025	17,475	1,004,812
Series 2011 B, RB(b)	6.00%	08/01/2026	6,495	373,462
Series 2011 B, RB(b)	5.50%	08/01/2031	54,770	3,149,324
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2024	483	459,676
Series 2018 A-1, RB(j)	0.00%	07/01/2027	1,027	910,406
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,003	840,270
Series 2018 A-1, RB(j)	0.00%	07/01/2031	4,146	3,237,916
Series 2018 A-1, RB(j)	0.00%	07/01/2033	6,719	4,893,585
Series 2018 A-1, RB	4.50%	07/01/2034	7,162	7,741,687
Series 2018 A-1, RB	4.55%	07/01/2040	538	596,007
Series 2018 A-1, RB(j)	0.00%	07/01/2046	13,831	4,493,154
Series 2018 A-1, RB(j)	0.00%	07/01/2051	11,268	2,652,340
Series 2018 A-1, RB	4.75%	07/01/2053	3,953	4,371,800
Series 2018 A-1, RB	5.00%	07/01/2058	9,996	11,210,034
Series 2019 A-2, RB	4.33%	07/01/2040	5,475	5,995,311
Series 2019 A-2, RB	4.54%	07/01/2053	163	178,266
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,428,753
Series 2019 A-2B, RB	4.55%	07/01/2040	1,871	2,072,730
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2023	2,535	2,522,325
Series 2006 Q, RB	5.00%	06/01/2022	1,790	1,785,525
Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,950,000
				178,697,697

Rhode Island–0.06%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	199,451
Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,264
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	549,636
				829,351

South Carolina–0.71%
South Carolina (State of) Jobs-Economic Development Authority (Green Charter Schools);
Series 2021, Ref. RB(e)	4.00%	06/01/2036	1,000	1,029,496
Series 2021, Ref. RB(e)	4.00%	06/01/2046	1,150	1,167,750
South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(e)	8.75%	07/01/2025	1,000	1,016,360
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2018 A, Ref. RB	5.00%	04/01/2027	1,655	1,784,782
Series 2018, Ref. RB	5.00%	04/01/2038	2,500	2,662,124
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(e)	7.00%	05/01/2026	1,810	1,804,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy);
Series 2021 A, RB(e)	4.00%	06/15/2031	$200	$191,148
Series 2021 A, RB(e)	5.00%	06/15/2041	920	930,571
				10,587,014

Tennessee–1.42%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	6,410	6,482,530
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	313,467
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(e)	4.50%	06/01/2028	1,295	1,380,598
Series 2018, RB(e)	5.13%	06/01/2036	1,000	1,099,255
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,994,763)(c)(e)	5.25%	04/01/2028	2,000	960,000
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2016 A, Ref. RB(e)	5.00%	09/01/2024	1,000	1,011,953
Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	3,000	3,001,261
Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,000	988,994
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	6,018,691
				21,256,749

Texas–6.49%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	370	387,083
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	1,400	1,382,344
Series 2021, Ref. RB	4.13%	02/15/2041	3,325	3,167,063
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	4.00%	08/15/2031	200	205,962
Series 2021, RB	5.00%	08/15/2041	600	634,865
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	605	639,399
Arlington Higher Education Finance Corp. (Winfree Academy Charter School);
Series 2019, RB	5.50%	08/15/2023	210	210,414
Series 2019, Ref. RB	5.15%	08/15/2029	930	1,007,658
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB(f)	7.00%	03/01/2039	400	430,329
Series 2019, RB(e)(f)	9.00%	03/01/2039	2,145	2,459,588
Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(e)(f)	3.63%	07/01/2026	7,000	7,136,819
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,225,632
Crandall (City of), TX;
Series 2021, RB(e)	4.13%	09/15/2026	100	100,030
Series 2021, RB(e)	4.75%	09/15/2031	100	99,498
Series 2021, RB(e)	5.25%	09/15/2051	500	500,546
Dallas (City of), TX; Series 2015, GO Bonds	5.00%	02/15/2030	1,075	1,182,683
Edinburg Economic Development Corp.; Series 2019, RB(e)	4.00%	08/15/2029	585	584,718
Gulf Coast Industrial Development Authority; Series 1998, RB(f)	8.00%	04/01/2028	340	340,318
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	2,000	2,175,320
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(d)(f)	5.13%	07/01/2032	5	5,016
Series 2002 B, RB (INS - AGM)(d)	5.00%	07/01/2032	50	50,360
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(f)	5.00%	07/15/2028	1,750	1,979,578
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(f)	4.75%	07/01/2024	3,220	3,350,716
Series 2020 A, Ref. RB(f)	5.00%	07/01/2027	2,325	2,606,988
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	700,788
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB (Acquired 05/08/2018-12/17/2018; Cost $647,140)(b)(c)	5.00%	02/15/2035	650	507,000
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(f)	4.63%	10/01/2031	7,500	7,886,177
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,650	1,736,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2023	$1,235	$1,239,398
Series 2016, Ref. RB	4.00%	07/01/2028	1,555	1,534,396
Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,980,299
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(e)	4.00%	08/15/2030	5,000	5,212,862
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(e)	10.00%	12/01/2025	1,000	1,096,300
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,507,429
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,212,700
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2019, Ref. RB	5.00%	01/01/2039	500	508,061
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	4.25%	06/15/2028	325	327,327
Series 2018, RB	5.00%	06/15/2033	300	302,699
Series 2018, RB	5.00%	06/15/2038	250	252,162
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2020, Ref. RB(e)(f)	3.63%	01/01/2035	3,000	3,005,099
Series 2021, RB(e)(f)	2.50%	01/01/2030	1,000	943,179
Series 2021, RB(e)(f)	2.63%	01/01/2031	800	753,612
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(h)	6.75%	11/15/2024	140	152,474
Series 2014 A, RB(a)(h)	7.50%	11/15/2024	100	116,067
Series 2014 A, RB(a)(h)	7.75%	11/15/2024	1,815	2,118,596
Series 2014 A, RB(a)(h)	8.00%	11/15/2024	1,355	1,588,625
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	4.90%	09/15/2024	190	193,621
Series 2016, RB	5.38%	09/15/2030	670	691,006
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,476,151
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.00%	11/15/2027	3,250	3,536,920
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,589)(b)(c)	6.00%	02/15/2031	1,000	690,000
Series 2017, RB (Acquired 11/05/2019; Cost $3,271,528)(b)(c)	6.38%	02/15/2041	3,000	2,070,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	1,000	1,001,473
Series 2020, Ref. RB	4.00%	11/15/2027	1,000	1,005,825
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	1,134,823
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	2,355	2,429,756
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	4,430	4,781,482
Texas (State of) Department of Housing & Community Affairs (Skyway Villas Apartments);
Series 2001 A, RB (INS - AMBAC)(d)(f)	5.45%	12/01/2022	215	215,400
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	7,270	8,181,229
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(d)	5.38%	11/15/2024	40	40,385
				96,993,026

Utah–1.63%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(e)	3.25%	03/01/2031	1,550	1,488,514
Series 2021 A, GO Bonds(e)	3.50%	03/01/2036	1,750	1,682,145
Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(e)	4.13%	06/01/2036	1,790	1,690,106
Series 2021, GO Bonds(e)	4.25%	06/01/2041	2,205	2,056,512
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB	4.25%	08/01/2035	1,645	1,770,495
Series 2020 A, RB	4.50%	08/01/2040	1,205	1,292,351
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	1,000	975,523
Series 2021 A-2, RB	4.00%	06/01/2036	1,500	1,449,246
Salt Lake City Corp. Airport Revenue; Series 2017 A, RB(f)(g)	5.00%	07/01/2036	3,000	3,403,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
UIPA Crossroads Public Infrastructure District; Series 2021, RB(e)	4.13%	06/01/2041	$3,000	$2,845,605
Utah (State of) Charter School Finance Authority (Beehive Science & Technology); Series 2021, RB(e)	4.00%	10/15/2041	2,325	2,306,172
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(e)	4.50%	06/15/2027	200	209,322
Utah (State of) Charter School Finance Authority (Merit College Preparatory Academy);
Series 2019 A, RB(e)	4.50%	06/15/2029	500	504,621
Series 2019 A, RB(e)	5.00%	06/15/2034	1,270	1,289,632
Utah (State of) Charter School Finance Authority (Renaissance Academy);
Series 2020, Ref. RB(e)	3.50%	06/15/2025	345	355,039
Series 2020, Ref. RB(e)	4.00%	06/15/2030	520	559,752
Series 2020, Ref. RB(e)	5.00%	06/15/2040	350	388,576
				24,266,620

Vermont–0.14%
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College);
Series 2012, RB	5.00%	10/01/2022	1,025	1,048,895
Series 2012, RB	5.00%	10/01/2023	1,000	1,021,065
				2,069,960

Virgin Islands–0.74%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(f)	5.00%	09/01/2022	1,320	1,323,476
Series 2014 A, Ref. RB(f)	5.00%	09/01/2023	1,000	1,006,408
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A-1, RB	5.00%	10/01/2029	1,500	1,503,847
Series 2009 B, Ref. RB	5.00%	10/01/2025	2,150	2,161,134
Series 2010 A, RB	5.00%	10/01/2029	1,870	1,874,797
Series 2010 B, RB	5.00%	10/01/2025	2,750	2,739,299
Series 2012 A, RB	5.00%	10/01/2032	405	406,780
				11,015,741

Virginia–0.80%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	268,043
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2034	1,000	1,072,077
Series 2019 B, RB	4.00%	01/01/2025	3,200	3,201,389
Peninsula Town Center Community Development Authority;
Series 2018, Ref. RB(e)	4.00%	09/01/2023	275	277,104
Series 2018, Ref. RB(e)	4.50%	09/01/2028	1,450	1,505,030
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $770,000)(c)	4.30%	09/01/2030	770	691,452
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(e)(f)	5.00%	07/01/2038	1,310	1,338,527
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(f)	5.00%	07/01/2035	3,000	3,631,720
				11,985,342

Washington–0.88%
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	400	458,050
Series 2018 B, RB(e)	5.00%	01/01/2032	100	114,512
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	120	120,094
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(f)	5.75%	01/01/2028	5	5,037
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,175	1,276,133
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RB	4.00%	07/01/2031	1,250	1,359,038
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	3,958	4,127,661
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	4.00%	07/01/2026	540	553,979

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB(e)	3.70%	07/01/2023	$200	$201,410
Series 2018, Ref. RB(e)	5.00%	07/01/2038	385	405,106
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,755	1,841,506
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(e)	4.00%	07/01/2040	1,640	1,718,050
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	4.50%	07/01/2028	965	1,008,172
				13,188,748

West Virginia–0.52%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	290	285,690
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(e)	5.75%	06/01/2042	1,000	892,294
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2025	360	398,742
Series 2015, Ref. RB	5.00%	07/01/2026	460	508,334
Series 2015, Ref. RB	5.00%	07/01/2027	560	618,171
Series 2015, Ref. RB	4.00%	07/01/2035	190	199,840
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	4.50%	06/01/2027	3,295	3,488,560
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(e)(f)	6.75%	02/01/2026	1,000	995,524
Series 2018, RB(e)(f)	8.75%	02/01/2036	320	337,823
				7,724,978

Wisconsin–4.53%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	717,703
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	178,135
Public Finance Authority; Series 2020 A, RB(e)	4.00%	03/01/2030	1,810	1,904,792
Public Finance Authority (Alamance Community School); Series 2021 A, RB(e)	5.00%	06/15/2041	510	512,745
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)	6.25%	08/01/2027	500	499,286
Series 2017, RB(e)	6.75%	08/01/2031	500	498,813
Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(e)	4.25%	06/15/2031	550	533,933
Series 2021 A, RB(e)	5.00%	06/15/2041	615	620,185
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	432,570
Public Finance Authority (Coral Academy of Science Reno);
Series 2019, Ref. RB(e)	5.00%	06/01/2029	375	407,450
Series 2019, Ref. RB(e)	5.00%	06/01/2039	1,415	1,530,668
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,830	1,909,438
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref. RB(e)(f)	7.13%	06/01/2041	160	164,456
Public Finance Authority (Proton International);
Series 2021 A, RB(e)	5.50%	01/01/2031	5,375	5,203,509
Series 2021 A, RB(e)	6.50%	01/01/2041	3,110	2,957,751
Public Finance Authority (Roseman University of Health Sciences); Series 2022, Ref. RB(e)	4.00%	04/01/2032	915	970,137
Public Finance Authority (Searstone CCRC);
Series 2021 A, Ref. RB	4.00%	06/01/2031	2,500	2,531,461
Series 2021 A, Ref. RB	4.00%	06/01/2036	1,500	1,488,657
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	4.00%	03/01/2027	1,110	1,168,535
Public Finance Authority (Wingate University);
Series 2018 A, Ref. RB	5.25%	10/01/2029	1,825	2,078,457
Series 2018 A, Ref. RB	5.25%	10/01/2030	1,925	2,179,186
Series 2018 A, Ref. RB	5.25%	10/01/2031	1,030	1,161,376
Series 2018 A, Ref. RB	5.25%	10/01/2032	720	809,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	3.50%	08/01/2022	$285	$285,233
Series 2017, Ref. RB	5.00%	08/01/2027	500	528,712
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,312,591
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	1,035,421
Series 2019, Ref. RB	5.00%	11/01/2030	1,035	1,139,946
Series 2019, Ref. RB	5.00%	11/01/2039	1,000	1,084,064
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.25%	08/01/2034	1,000	872,187
Wisconsin (State of) Health & Educational Facilities Authority (Hope Christian Schools);
Series 2021, RB	3.00%	12/01/2031	615	593,723
Series 2021, RB	4.00%	12/01/2041	850	863,935
Wisconsin (State of) Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries);
Series 2021, Ref. RB	4.00%	01/01/2037	1,470	1,515,836
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(e)	6.25%	10/01/2031	2,000	1,973,029
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	650	692,398
Series 2016 A, RB(e)	5.00%	06/01/2026	1,005	1,081,639
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB(e)	5.75%	11/01/2024	1,500	1,482,678
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2039	4,310	4,646,694
Series 2020, RB(e)	7.00%	02/01/2025	470	486,452
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(f)	7.25%	06/01/2035	3,800	3,948,388
Series 2017 B, Ref. RB(e)(f)	6.00%	06/01/2022	915	916,296
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	3.75%	07/01/2031	4,080	3,863,663
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(e)	4.00%	06/15/2029	620	652,752
Series 2019, RB(e)	5.00%	06/15/2039	440	473,292
Series 2019, RB(e)	5.00%	06/15/2049	540	575,717
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	6,085	6,581,265
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (Acquired 08/09/2019; Cost $523,534)(c)(e)	5.00%	12/01/2031	500	525,619
				67,590,719
Total Municipal Obligations (Cost $1,612,669,090)				1,518,817,088

U.S. Dollar Denominated Bonds & Notes–0.16%
California–0.08%
CalPlant I LLC;
Series 21A(e)	9.50%	10/12/2022	255	254,877
Series 21B(e)	9.50%	10/12/2022	955	954,198
				1,209,075

Pennsylvania–0.08%
Talen Energy Supply LLC	6.50%	06/01/2025	3,000	1,234,905
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,824,585)				2,443,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Short Duration High Yield Municipal Fund

	Shares	Value
Common Stocks & Other Equity Interests–0.01%
Quebec–0.01%
Resolute Forest Products, Inc. (Cost $80,903)	6,757	$84,260
TOTAL INVESTMENTS IN SECURITIES(q)–101.87% (Cost $1,616,574,578)		1,521,345,328
FLOATING RATE NOTE OBLIGATIONS–(4.09)%
Notes with interest and fee rates ranging from 0.75% to 0.84% at 02/28/2022 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2049 (See Note 1J)(r)		(61,100,000)
OTHER ASSETS LESS LIABILITIES–2.22%		33,167,712
NET ASSETS–100.00%		$1,493,413,040

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2022 was $82,495,743, which represented 5.52% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at February 28, 2022 was $17,803,783, which represented 1.19% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $345,045,364, which represented 23.10% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Zero coupon bond issued at a discount.
(k)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $14,930,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(p)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2022. At February 28, 2022, the Fund’s investments with a value of $94,112,882 are held by TOB Trusts and serve as collateral for the $61,100,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Short Duration High Yield Municipal Fund

Portfolio Composition

By credit sector, based on total investments

As of February 28, 2022

Revenue Bonds	85.68%
General Obligation Bonds	11.24
Pre-Refunded Bonds	2.84
Other	0.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Short Duration High Yield Municipal Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,616,574,578)	$1,521,345,328

Cash	14,990,832

Receivable for:
Investments sold	7,093,824

Fund shares sold	2,378,869

Interest	17,334,987

Investments matured, at value (Cost $15,499,410)	16,792,585

Cash segregated as collateral	585,000

Investment for trustee deferred compensation and retirement plans	120,551

Other assets	462,504

Total assets	1,581,104,480

Liabilities:
Floating rate note obligations	61,100,000

Payable for:
Investments purchased	22,720,716

Dividends	1,629,005

Fund shares reacquired	1,482,966

Accrued fees to affiliates	531,738

Accrued interest expense	14,401

Accrued trustees’ and officers’ fees and benefits	3,182

Accrued other operating expenses	88,881

Trustee deferred compensation and retirement plans	120,551

Total liabilities	87,691,440

Net assets applicable to shares outstanding	$1,493,413,040

Net assets consist of:
Shares of beneficial interest	$1,895,539,606

Distributable earnings (loss)	(402,126,566)

$1,493,413,040

Net Assets:
Class A	$941,671,351

Class C	$88,755,576

Class Y	$427,647,142

Class R5	$10,591,927

Class R6	$24,747,044

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	90,979,098

Class C	8,585,816

Class Y	41,284,113

Class R5	1,020,076

Class R6	2,387,121

Class A:
Net asset value per share	$10.35

Maximum offering price per share (Net asset value of $10.35 ÷ 97.50%)	$10.62

Class C:
Net asset value and offering price per share	$10.34

Class Y:
Net asset value and offering price per share	$10.36

Class R5:
Net asset value and offering price per share	$10.38

Class R6:
Net asset value and offering price per share	$10.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Short Duration High Yield Municipal Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:
Interest	$27,619,901

Expenses:
Advisory fees	2,893,001

Administrative services fees	97,144

Custodian fees	39,794

Distribution fees:

Class A	1,155,581

Class C	451,171

Interest, facilities and maintenance fees	504,163

Transfer agent fees - A, C and Y	516,417

Transfer agent fees - R5	7,039

Transfer agent fees - R6	1,550

Trustees’ and officers’ fees and benefits	13,575

Registration and filing fees	66,287

Reports to shareholders	36,724

Professional services fees	77,789

Other	89,648

Total expenses	5,949,883

Net investment income	21,670,018

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(740,028)

Futures contracts	1,017,305

277,277

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(41,685,219)

Futures contracts	16,781

(41,668,438)

Net realized and unrealized gain (loss)	(41,391,161)

Net increase (decrease) in net assets resulting from operations	$(19,721,143)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Short Duration High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28,	August 31,
	2022	2021
Operations:
Net investment income	$21,670,018	$43,108,825

Net realized gain (loss)	277,277	(7,155,658)

Change in net unrealized appreciation (depreciation)	(41,668,438)	70,168,890

Net increase (decrease) in net assets resulting from operations	(19,721,143)	106,122,057

Distributions to shareholders from distributable earnings:
Class A	(15,764,175)	(29,206,191)

Class C	(1,180,348)	(3,073,699)

Class Y	(7,121,534)	(11,297,893)

Class R5	(252,092)	(356,764)

Class R6	(407,834)	(536,751)

Total distributions from distributable earnings	(24,725,983)	(44,471,298)

Share transactions-net:
Class A	36,405,690	66,342,549

Class C	(1,516,843)	(80,323,625)

Class Y	74,185,824	71,331,377

Class R5	(3,415,719)	14,054,969

Class R6	5,329,075	6,843,918

Net increase in net assets resulting from share transactions	110,988,027	78,249,188

Net increase in net assets	66,540,901	139,899,947

Net assets:
Beginning of period	1,426,872,139	1,286,972,192

End of period	$1,493,413,040	$1,426,872,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco Short Duration High Yield Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/22	$10.67	$0.15	$(0.29)	$(0.14)	$(0.18)	$10.35	(1.36)%	$941,671	0.85	%(d)	0.85	%(d)	0.78	%(d)	2.96	%(d)	3%
Year ended 08/31/21	10.17	0.34	0.51	0.85	(0.35)	10.67	8.50	933,441	0.86		0.86		0.79		3.25		19
Year ended 08/31/20	10.86	0.37	(0.71)	(0.34)	(0.35)	10.17	(3.19)	826,655	0.84		0.88		0.79		3.59		49
Year ended 08/31/19	10.48	0.36	0.37	0.73	(0.35)	10.86	7.09	193,076	0.86		0.98		0.79		3.40		24
Year ended 08/31/18	10.47	0.34	0.01	0.35	(0.34)	10.48	3.46	109,307	0.86		1.06		0.79		3.26		26
Year ended 08/31/17	10.60	0.37	(0.16)	0.21	(0.34)	10.47	2.08	73,384	0.82		1.16		0.80		3.65		42
Class C
Six months ended 02/28/22	10.65	0.12	(0.29)	(0.17)	(0.14)	10.34	(1.64)	88,756	1.60	(d)	1.60	(d)	1.53	(d)	2.21	(d)	3
Year ended 08/31/21	10.16	0.26	0.50	0.76	(0.27)	10.65	7.60	92,982	1.61		1.61		1.54		2.50		19
Year ended 08/31/20	10.84	0.29	(0.70)	(0.41)	(0.27)	10.16	(3.84)	167,426	1.59		1.63		1.54		2.84		49
Year ended 08/31/19	10.46	0.28	0.37	0.65	(0.27)	10.84	6.29	52,195	1.61		1.73		1.54		2.65		24
Year ended 08/31/18	10.45	0.26	0.02	0.28	(0.27)	10.46	2.69	52,446	1.61		1.81		1.54		2.51		26
Year ended 08/31/17	10.58	0.30	(0.17)	0.13	(0.26)	10.45	1.32	35,114	1.57		1.91		1.55		2.90		42
Class Y
Six months ended 02/28/22	10.67	0.17	(0.29)	(0.12)	(0.19)	10.36	(1.14)	427,647	0.60	(d)	0.60	(d)	0.53	(d)	3.21	(d)	3
Year ended 08/31/21	10.18	0.37	0.50	0.87	(0.38)	10.67	8.66	365,892	0.61		0.61		0.54		3.50		19
Year ended 08/31/20	10.87	0.40	(0.72)	(0.32)	(0.37)	10.18	(2.94)	280,243	0.59		0.63		0.54		3.84		49
Year ended 08/31/19	10.48	0.39	0.37	0.76	(0.37)	10.87	7.45	216,579	0.61		0.73		0.54		3.65		24
Year ended 08/31/18	10.48	0.37	0.00	0.37	(0.37)	10.48	3.62	102,388	0.61		0.81		0.54		3.51		26
Year ended 08/31/17	10.61	0.40	(0.16)	0.24	(0.37)	10.48	2.34	34,480	0.57		0.91		0.55		3.90		42
Class R5
Six months ended 02/28/22	10.70	0.17	(0.30)	(0.13)	(0.19)	10.38	(1.24)	10,592	0.63	(d)	0.63	(d)	0.56	(d)	3.18	(d)	3
Year ended 08/31/21	10.20	0.37	0.51	0.88	(0.38)	10.70	8.78	14,437	0.61		0.61		0.54		3.50		19
Year ended 08/31/20	10.88	0.40	(0.71)	(0.31)	(0.37)	10.20	(2.83)	10	0.57		0.57		0.52		3.86		49
Year ended 08/31/19	10.49	0.39	0.37	0.76	(0.37)	10.88	7.44	11	0.61		0.68		0.54		3.65		24
Year ended 08/31/18	10.48	0.37	0.01	0.38	(0.37)	10.49	3.72	11	0.61		0.82		0.54		3.51		26
Year ended 08/31/17	10.61	0.40	(0.16)	0.24	(0.37)	10.48	2.34	28	0.57		0.92		0.55		3.90		42
Class R6
Six months ended 02/28/22	10.68	0.17	(0.29)	(0.12)	(0.19)	10.37	(1.10)	24,747	0.54	(d)	0.54	(d)	0.47	(d)	3.27	(d)	3
Year ended 08/31/21	10.19	0.37	0.51	0.88	(0.39)	10.68	8.73	20,121	0.54		0.54		0.47		3.57		19
Year ended 08/31/20	10.88	0.40	(0.72)	(0.32)	(0.37)	10.19	(2.94)	12,639	0.57		0.57		0.52		3.86		49
Year ended 08/31/19	10.49	0.39	0.37	0.76	(0.37)	10.88	7.44	15,350	0.61		0.68		0.54		3.65		24
Year ended 08/31/18	10.48	0.37	0.01	0.38	(0.37)	10.49	3.72	9,738	0.61		0.76		0.54		3.52		26
Period ended 08/31/17(e)	10.24	0.17	0.22	0.39	(0.15)	10.48	3.87	10	0.56	(d)	0.88	(d)	0.54	(d)	3.91	(d)	42

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,007,963,117 in connection with the acquisition of Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund into the Fund.

(d)	Annualized.
(e)	Commencement date after the close of business on April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Invesco Short Duration High Yield Municipal Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Short Duration High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

34	Invesco Short Duration High Yield Municipal Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity

35	Invesco Short Duration High Yield Municipal Fund

shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

36	Invesco Short Duration High Yield Municipal Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 100 million	0.483%
Next $150 million	0.433%
Next $250 million	0.408%
Next $4.5 billion	0.383%
Next $5 billion	0.373%
Over $10 billion	0.353%

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least, June 30, 2022 to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $28,279 in front-end sales commissions from the sale of Class A shares and $17,815 and $3,348 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

37	Invesco Short Duration High Yield Municipal Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$1,518,697,105	$119,983	$1,518,817,088
U.S. Dollar Denominated Bonds & Notes	–	2,443,980	–	2,443,980
Common Stocks & Other Equity Interests	84,260	–	–	84,260
Total Investments in Securities	84,260	1,521,141,085	119,983	1,521,345,328
Other Investments - Assets
Investments Matured	–	16,220,333	572,252	16,792,585
Total Investments	$84,260	$1,537,361,418	$692,235	$1,538,137,913

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2022, the Fund engaged in securities purchases of $75,995,955 and securities sales of $142,972,075, which did not result in any net realized gains (losses).

NOTE 5–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$1,017,305
Change in Net Unrealized Appreciation:
Futures contracts	16,781
Total	$1,034,086

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$46,953,938

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

Effective February 24, 2022, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Funds, and which will expire on February 23, 2023. Prior to February 24, 2022, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. At February 28, 2022, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such

38	Invesco Short Duration High Yield Municipal Fund

overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2022 were $60,935,000 and 0.72%, respectively.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$40,125,655	$246,880,251	$287,005,906

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $208,734,278 and $46,154,815, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$54,115,077

Aggregate unrealized (depreciation) of investments	(171,723,041)

Net unrealized appreciation (depreciation) of investments	$(117,607,964)

Cost of investments for tax purposes is $1,655,745,877.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	11,112,377	$117,248,642	15,833,728	$166,787,240

Class C	843,326	8,873,294	1,030,732	10,814,479

Class Y	12,084,234	127,688,734	14,639,685	153,617,564

Class R5	6,347	67,589	1,350,277	14,075,617

Class R6	795,090	8,402,292	1,102,156	11,643,571

Issued as reinvestment of dividends:
Class A	945,189	9,948,161	1,757,993	18,413,268

Class C	81,432	856,079	203,523	2,119,206

Class Y	400,322	4,215,829	668,942	7,009,845

Class R5	410	4,331	2,950	30,962

Class R6	26,226	276,359	37,626	395,197

Automatic conversion of Class C shares to Class A shares:
Class A	407,480	4,290,852	6,389,137	66,370,975

Class C	(407,985)	(4,290,852)	(6,396,058)	(66,370,975)

39	Invesco Short Duration High Yield Municipal Fund

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(9,004,965)	$(95,081,965)	(17,745,888)	$(185,228,934)

Class C	(660,473)	(6,955,364)	(2,592,873)	(26,886,335)

Class Y	(5,478,376)	(57,718,739)	(8,563,182)	(89,296,032)

Class R5	(335,991)	(3,487,639)	(4,919)	(51,610)

Class R6	(317,585)	(3,349,576)	(496,859)	(5,194,850)

Net increase in share activity	10,497,058	$110,988,027	7,216,970	$78,249,188

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40	Invesco Short Duration High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (09/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$986.40	$4.19	$1,020.58	$4.26	0.85%
Class C	1,000.00	983.60	7.87	1,016.86	8.00	1.60
Class Y	1,000.00	988.60	2.96	1,021.82	3.01	0.60
Class R5	1,000.00	987.60	3.10	1,021.67	3.16	0.63
Class R6	1,000.00	989.00	2.66	1,022.12	2.71	0.54

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

41	Invesco Short Duration High Yield Municipal Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾ Fund reports and prospectuses

◾ Quarterly statements

◾ Daily confirmations

◾ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	SDHYM-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Invesco Short Term Municipal Fund

Nasdaq:

A: ORSTX ∎ C: ORSCX ∎ Y: ORSYX ∎ R6: STMUX

2	Fund Performance

4	Schedule of Investments

27	Financial Statements

30	Financial Highlights

31	Notes to Financial Statements

36	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/21 to 2/28/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.40%
Class C Shares	-1.06
Class Y Shares	-0.54
Class R6 Shares	-0.51
S&P Municipal Bond Short Index▼*	-1.46
Bloomberg Municipal 1-Year Bond Index▼*	-0.89
U.S. Consumer Price Index∎	3.71

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP

*Effective July 30, 2021, the Fund changed its benchmark from the Bloomberg Municipal 1-Year Bond Index to the S&P Municipal Bond Short Index. This change was made to better align with the Fund’s risk profile.

The S&P Municipal Bond Short Index tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT) that have maturities between six months and four years.
The Bloomberg Municipal 1-Year Bond Index is an unmanaged index of municipal bonds with a remaining maturity of one to two years.
The U.S. Consumer Price Index is a measure of change in consumer prices as determined by the US Bureau of Labor Statistics.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Short Term Municipal Fund

Average Annual Total Returns
As of 2/28/22, including maximum applicable sales charges
Class A Shares
Inception (12/6/10)	2.00%
10 Years	1.76
5 Years	1.61
1 Year	-0.42
Class C Shares
Inception (12/6/10)	1.44%
10 Years	1.14
5 Years	0.82
1 Year	-2.29
Class Y Shares
Inception (12/6/10)	2.24%
10 Years	2.01
5 Years	1.86
1 Year	-0.17
Class R6 Shares
10 Years	1.87%
5 Years	1.84
1 Year	0.17

Effective May 24, 2019, Class A, Class C and Class Y shares of the Oppenheimer Short Term Municipal Fund, (the predecessor fund), were reorganized into Class A, Class C and Class Y shares, respectively, of the Invesco Oppenheimer Short Term Municipal Fund. The Fund was subsequently renamed the Invesco Short Term Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, and Class Y shares are those for Class A, Class C and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class A, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Short Term Municipal Fund

Schedule of Investments

February 28, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.80%
Alabama-1.19%
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, RB (INS - SGI)(a)	4.38%	06/01/2028	$ 10	$ 10,025
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	12,000	12,903,318
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	5,000	5,439,638
Daleville (City of), AL Board of Education; Series 2013, Ref. Wts.	2.80%	10/01/2022	185	185,280
East Alabama Health Care Authority (The); Series 2012 A, RB(b)(c)	5.00%	03/01/2022	600	600,000
Florence (City of), AL; Series 2012, Ref. GO Bonds	5.00%	09/01/2022	770	772,712
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Wts. (INS - SGI)(a)	4.25%	09/01/2022	10	10,029
Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD RB (LOC - Bank Of America N.A.)(d)(e)(f)	0.22%	05/01/2041	15,940	15,940,000
				35,861,002

Alaska-1.40%
Anchorage (City of), AK; Series 2022, GO Notes	1.50%	12/15/2022	28,680	28,851,323
Valdez (City of), AK (Exxon Pipeline Co.); Series 1993 A, Ref. VRD RB(e)	0.05%	12/01/2033	13,250	13,250,000
				42,101,323

Arizona-0.45%
Apache (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, RB	4.50%	03/01/2030	1,000	1,002,613
Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,378
Glendale Municipal Property Corp.; Series 2012 B, Ref. RB	5.00%	07/01/2030	740	763,850
Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(a)	4.50%	07/01/2024	25	25,084
Pima (County of), AZ; Series 2011, GO Bonds	5.00%	07/01/2022	500	501,782
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	130	135,741
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	240	244,138
Salt River Project Agricultural Improvement & Power District;
Series 2012 A, Ref. RB	5.00%	12/01/2029	2,235	2,258,510
Series 2012 A, Ref. RB	5.00%	12/01/2031	2,015	2,036,094
Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,472,691
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(a)	4.38%	06/01/2024	10	10,032
Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	1,300	1,354,174
Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(d)	3.90%	09/01/2024	540	555,387
				13,465,474

California-13.53%
Alhambra (City of), CA (Police Facilities Assessment District No. 91-1); Series 1992, COP (INS - AMBAC)(a)	6.75%	09/01/2023	3,880	4,059,669
Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS - AGM)(a)	6.00%	09/01/2024	3,505	3,737,645
Barstow (City of), CA Redevelopment Agency Successor Agency (Project Area No. 1); Series 2004, RB (INS - AGM)(a)	4.70%	09/01/2022	20	20,065
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A);
Series 2013 B, RB(c)	5.00%	09/01/2022	450	459,467
Series 2013 B, RB(c)	5.00%	09/01/2023	475	502,439
California (State of);
Series 2012, GO Bonds (INS - AGM)(a)	4.00%	09/01/2037	1,000	1,015,430
Series 2012, Ref. GO Bonds	5.00%	09/01/2025	820	836,919
Series 2013, Ref. GO Bonds	5.00%	02/01/2028	215	223,093
Series 2019, Ref. GO Bonds	5.00%	04/01/2022	5,255	5,273,912
Series 2020, GO Bonds	5.00%	11/01/2029	65	80,509
California (State of) Department of Water Resources (Central Valley); Series 2014 AT, RB (SIFMA Municipal Swap Index + 0.37%)(b)(g)	0.57%	12/01/2022	12,965	12,967,220
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2024	100	102,982
California (State of) Health Facilities Financing Authority (Memorial Health Services); Series 2012 A, RB	5.00%	10/01/2023	100	102,295

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Chevron USA); Series 2010, VRD RB(e)	0.03%	11/01/2035	$ 11,155	$ 11,155,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds); Series 2017, RB (Acquired 05/25/2017; Cost $566,990)(d)(h)(i)(j)	7.00%	07/01/2022	570	342,000
California (State of) Public Finance Authority (Enso Village); Series 2021 B-3, RB(d)	2.13%	11/15/2027	6,000	6,001,692
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,528
California (State of) Public Works Board (Various Capital);
Series 2012 A, RB(b)(c)	5.00%	04/01/2022	2,500	2,509,141
Series 2012 A, RB (INS - AGM)(a)	5.00%	04/01/2029	625	627,285
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	165	167,587
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	7,010	7,033,898
Capistrano Unified School District School Facilities Improvement District No. 1; Series 2012, Ref. GO Bonds (INS - BAM)(a)	4.00%	08/01/2023	100	101,262
Fontana Unified School District; Series 2012 C, GO Bonds(b)(c)(k)	0.00%	08/01/2022	2,825	1,601,529
Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGM)(a)(k)	0.00%	08/01/2027	975	827,795
Imperial (City of), CA Irrigation District;
Series 2012 A, Ref. RB	5.00%	11/01/2024	325	334,083
Series 2012 A, Ref. RB	5.00%	11/01/2027	225	231,197
Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(a)	4.75%	10/01/2024	10	10,032
Long Beach (City of), CA Bond Finance Authority;
Series 2012 A, Ref. RB	5.00%	08/01/2025	150	152,634
Series 2012 A, Ref. RB	5.00%	08/01/2027	220	223,844
Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	686,680
Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	101,714
Los Angeles (City of), CA;
Series 2010 A, RB	5.00%	06/01/2028	1,350	1,363,510
Series 2012 B, Ref. RB	4.00%	06/01/2024	100	100,775
Series 2012 C, Ref. RB	5.00%	06/01/2023	275	277,762
Series 2012 C, Ref. RB	5.00%	06/01/2025	1,490	1,506,200
Series 2021, RN	4.00%	06/23/2022	26,200	26,472,800
Los Angeles (City of), CA Department of Airports; Series 2012 B, RB(b)(c)	5.00%	05/15/2022	10,000	10,090,148
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2013 A, RB(h)	5.00%	05/15/2030	500	520,315
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, Ref. RB	5.00%	07/01/2023	100	101,328
Series 2012 A, Ref. RB	5.00%	07/01/2024	200	202,845
Series 2012 A, Ref. RB	5.00%	07/01/2028	945	957,740
Series 2012 C, RB	5.00%	07/01/2023	700	709,297
Series 2012 C, RB	5.00%	07/01/2024	315	319,555
Series 2012 C, RB	5.00%	07/01/2025	100	101,432
Series 2013 A, RB	5.00%	07/01/2024	300	310,178
Series 2013 A, RB	5.00%	07/01/2026	150	155,114
Series 2013 A, RB	5.00%	07/01/2027	100	103,401
Series 2013 A, RB	5.00%	07/01/2028	250	258,397
Series 2019 A-2, Ref. VRD RB(e)	0.01%	07/01/2045	17,500	17,500,000
Series 2021 A-1, VRD RB(e)	0.03%	07/01/2050	10,000	10,000,000
Series 2021 A-2, VRD RB(e)	0.03%	07/01/2051	19,300	19,300,000
Subseries 2001 B-2, Ref. VRD RB(e)	0.01%	07/01/2035	4,700	4,700,000
Subseries 2001 B-6, Ref. VRD RB(e)	0.02%	07/01/2034	5,000	5,000,000
Los Angeles (County of), CA Metropolitan Transportation Authority;
Series 2012 B, Ref. RB	5.00%	07/01/2023	250	253,337
Series 2012 B, Ref. RB	5.00%	07/01/2024	340	344,962
Series 2012 B, Ref. RB	5.00%	07/01/2025	240	243,494
Los Angeles (County of), CA Public Works Financing Authority; Series 2012, RB(c)	5.00%	08/01/2033	250	254,526
Los Angeles Unified School District; Series 2012 A, Ref. GO Bonds(b)(c)	5.00%	07/01/2022	670	679,665
Los Angeles Unified School District (Headquarters Building); Series 2012 B, Ref. COP	5.00%	10/01/2031	245	250,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles(City of), CA Department of Water & Power;
Subseries 2001 B-3, Ref. VRD RB(e)	0.01%	07/01/2034	$ 25,600	$ 25,600,000
Subseries 2001 B-4, Ref. VRD RB(e)	0.01%	07/01/2035	31,700	31,700,000
Los Rios Community College District; Series 2012, Ref. GO Bonds	5.00%	08/01/2025	195	198,514
Metropolitan Water District of Southern California;
Series 2012 A, Ref. RB	5.00%	10/01/2024	225	225,767
Series 2012 A, Ref. RB	5.00%	10/01/2025	3,840	3,853,059
Series 2012 A, Ref. RB	5.00%	10/01/2029	100	100,337
Series 2012 A, Ref. RB	5.00%	10/01/2030	3,585	3,597,045
Series 2012 G, Ref. RB	5.00%	07/01/2031	370	374,926
Series 2017 A, VRD RB(e)	0.02%	07/01/2047	4,500	4,500,000
Mizuho Floater/Residual Trust; Series 2020, VRD RB (LOC - Mizuho Capital Markets LLC)(d)(e)(f)	0.45%	12/01/2036	21,000	21,000,000
Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	10	10,131
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	700	710,027
Northern California Power Agency (Hydroelectric);
Series 2012 A, Ref. RB	5.00%	07/01/2024	150	152,199
Series 2012 A, Ref. RB	5.00%	07/01/2027	250	253,615
Series 2012 A, Ref. RB	5.00%	07/01/2028	2,430	2,465,135
Series 2012 A, Ref. RB	5.00%	07/01/2030	525	532,555
Oakland (Port of), CA; Series 2012 P, Ref. RB(b)(c)(h)	5.00%	05/01/2022	4,000	4,028,808
Regents of the University of California Medical Center; Series 2007 B-1, Ref. VRD RB(e)	0.01%	05/15/2032	10,125	10,125,000
Riverside County Asset Leasing Corp. (County Administration Center); Series 2012, RB(b)(c)	5.00%	11/01/2022	345	354,736
Sacramento (City of), CA Municipal Utility District;
Series 2012 Y, Ref. RB	5.00%	08/15/2023	385	392,049
Series 2012 Y, Ref. RB	5.00%	08/15/2024	870	887,112
Series 2012 Y, Ref. RB	5.00%	08/15/2026	100	101,953
Series 2012 Y, Ref. RB	5.00%	08/15/2027	2,500	2,548,597
Series 2012 Y, Ref. RB	5.00%	08/15/2028	8,685	8,853,825
Series 2012 Y, Ref. RB	5.00%	08/15/2029	8,865	9,037,324
Series 2012 Y, Ref. RB	5.00%	08/15/2030	6,435	6,558,901
Sacramento (County of), CA; Series 2003 B, RB (INS - NATL)(a)	5.73%	08/15/2023	1,155	1,189,459
San Bernardino (County of), CA (Captial Facilities); Series 1992 B, COP(c)	6.88%	08/01/2024	1,275	1,377,942
San Francisco (City & County of), CA;
Series 2012 D, GO Bonds	5.00%	06/15/2023	100	101,162
Series 2012 D, GO Bonds	5.00%	06/15/2025	635	642,913
San Francisco (City & County of), CA (Multiple Capital Imporovement); Series 2012 A, COP	5.00%	04/01/2031	250	250,877
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2012 A, Ref. RB(b)(c)(h)	5.00%	05/02/2022	335	337,425
Second Series 2012 A, Ref. RB(b)(c)(h)	5.00%	05/02/2022	175	176,267
Second Series 2012, Ref. RB(b)(c)	5.00%	05/02/2022	1,680	1,692,448
Second Series 2012, Ref. RB(b)(c)	5.00%	05/02/2022	1,205	1,213,928
Second Series 2012, Ref. RB(b)(c)	5.00%	05/02/2022	1,800	1,813,337
Second Series 2012, Ref. RB(b)(c)	5.00%	05/02/2022	250	251,852
San Francisco Unified School District;
Series 2014 B, GO Bonds	5.00%	06/15/2023	450	455,201
Series 2014 B, GO Bonds	4.00%	06/15/2030	450	454,141
San Mateo (County of), CA Transportation Authority; Series 2020 B, VRD RB (LOC - Bank Of America N.A.)(e)(f)	0.01%	06/01/2049	28,465	28,465,000
Santa Clara (County of), CA (Election of 2008); Series 2013 B, GO Bonds	5.00%	08/01/2024	240	244,356
Santa Clara Valley Transportation Authority; Series 2008 C, Ref. VRD RB(e)	0.01%	04/01/2036	18,420	18,420,000
Shoreline Unified School District; Series 2020, Ref. GO Bonds	4.00%	08/01/2022	250	253,474
Southern California Public Power Authority (Windy Point/Windy Flast); Series 2020, Ref. RB	5.00%	07/01/2022	1,420	1,440,867
Tender Option Bond Trust Receipts/Certificates;
Series 2017-XF0576, VRD Ctfs.(d)(e)	0.23%	08/01/2046	4,000	4,000,000
Series 2017-XG0144, VRD Revenue Ctfs.(d)(e)	0.23%	11/01/2044	20,000	20,000,000
Series 2020-YX1135, VRD Ctfs.(d)(e)	0.23%	07/01/2044	10,440	10,440,000
Series 2021, VRD RB(d)(e)	0.26%	06/15/2055	7,998	7,997,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Vernon (City of), CA;
Series 2021 A, RB	4.00%	04/01/2022	$ 1,000	$ 1,002,582
Series 2021 A, RB	4.00%	10/01/2022	1,000	1,017,186
West Valley-Mission Community College District (Election of 2012); Series 2012 A, GO Bonds	5.00%	08/01/2026	435	442,784
Westlands Water District;
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2023	15	15,042
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2024	5	5,015
Series 2012 A, Ref. RB(c)	5.00%	09/01/2022	250	255,259
				405,854,584

Colorado-2.04%
Adams & Arapahoe Joint School District No. 28J Aurora;
Series 2012, Ref. GO Bonds	5.00%	12/01/2024	315	324,872
Series 2012, Ref. GO Bonds	5.00%	12/01/2025	300	309,333
Series 2012, Ref. GO Bonds	5.00%	12/01/2027	100	103,073
Colorado (State of); Series 2013 A, Ref. COP(b)(c)	5.00%	11/01/2023	485	516,449
Colorado (State of) Health Facilities Authority; Series 2005, VRD RB (LOC - UMB Bank, N.A.)(e)(f)	0.22%	01/01/2035	7,900	7,900,000
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	991,067
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2020, Ref. VRD RB (LOC - TD Bank N.A.)(e)(f)	0.02%	12/01/2052	19,500	19,500,000
Colorado (State of) Regional Transportation District (Fastracks); Series 2012 A, RB(b)(c)	5.00%	11/01/2022	5,400	5,552,384
Colorado Springs (City of), CO; Series 2012 C-1, RB	4.00%	11/15/2028	1,250	1,276,210
Denver (City & County of), CO;
Series 2008 A3, Ref. VRD COP(e)	0.02%	12/01/2031	13,655	13,655,000
Series 2012 B, RB	5.00%	11/15/2025	990	1,018,381
Public Authority for Colorado Energy; Series 2008, RB	6.13%	11/15/2023	845	894,483
Pueblo (County of), CO; Series 2005, Ref. COP	4.50%	12/01/2024	5	5,016
Town of Telluride Co.; Series 2010, Ref. RB (INS - AGM)(a)	5.00%	12/01/2036	200	200,664
University of Colorado Hospital Authority;
Series 2012 A, RB	5.00%	11/15/2027	3,915	4,023,024
Series 2012 A, RB	5.00%	11/15/2036	2,470	2,534,971
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	200	206,026
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2023	120	127,532
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2024	130	142,126
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2025	125	140,162
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2026	140	157,151
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2022	330	339,511
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2023	385	408,822
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2024	400	437,001
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2025	355	398,409
				61,161,667

Connecticut-1.94%
Connecticut (State of);
Series 2012 A, RB	5.00%	01/01/2029	190	195,995
Series 2012 B, GO Bonds	5.00%	04/15/2026	100	100,520
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2023	15,150	15,302,524
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2024	1,880	1,899,918
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2025	11,915	12,041,836
Series 2012 E, GO Bonds	5.00%	09/15/2025	500	511,176
Series 2013 B, GO Bonds	5.00%	03/01/2027	5,050	5,246,597
Series 2018 C, GO Bonds	4.00%	06/15/2024	10,000	10,626,804
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2001 V-2, VRD RB(e)	0.01%	07/01/2036	6,380	6,380,000
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(d)(e)	0.26%	07/01/2051	5,820	5,820,000
Willington (Town of), CT; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	12/01/2023	5	5,013
				58,130,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-1.08%
District of Columbia;
Series 2012 B, Ref. RB	5.00%	12/01/2026	$ 560	$ 576,993
Series 2012 B, Ref. RB	5.00%	12/01/2027	670	690,229
Series 2012 C, RB	5.00%	12/01/2023	405	417,452
Series 2012 C, RB	5.00%	12/01/2025	125	128,812
Series 2012 C, RB	5.00%	12/01/2026	1,060	1,092,166
Series 2012 C, RB	5.00%	12/01/2027	250	257,548
Series 2012 C, RB	5.00%	12/01/2032	230	236,734
Series 2012 D, Ref. RB	5.00%	12/01/2025	245	252,472
Series 2012, RB	5.00%	12/01/2026	100	103,035
District of Columbia (KIPP Charter School); Series 2013, RB(c)	5.00%	07/01/2023	325	335,518
District of Columbia Housing Finance Agency; Series 2018 B-1, RB (CEP - Federal Housing Administration)(b)	2.55%	03/01/2022	1,000	1,000,000
District of Columbia Water & Sewer Authority;
Series 1998, RB (INS - AGM)(a)	5.50%	10/01/2023	2,065	2,165,797
Series 2012 A, RB	5.00%	10/01/2024	2,175	2,228,664
Series 2012 A, RB	5.00%	10/01/2029	2,005	2,053,995
Series 2012 C, Ref. RB	5.00%	10/01/2026	10,460	10,717,463
Series 2012 C, Ref. RB	5.00%	10/01/2027	1,535	1,572,692
Series 2012 C, Ref. RB	5.00%	10/01/2028	380	389,308
Series 2012 C, Ref. RB	5.00%	10/01/2029	6,320	6,474,438
Metropolitan Washington Airports Authority; Series 2012 A, RB(h)	5.00%	10/01/2028	1,700	1,737,123
				32,430,439

Florida-5.08%
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	5.50%	10/01/2022	25	25,552
Broward (County of), FL; Series 2012 Q-1, RB	5.00%	10/01/2024	1,850	1,894,222
Broward (County of), FL (Parks & Land Preservation); Series 2012, Ref. GO Bonds	5.00%	01/01/2024	1,500	1,506,778
Broward (County of), FL School Board; Series 2012 A, COP	5.00%	07/01/2024	600	608,716
Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	755	689,995
Collier (County of), FL; Series 2013, Ref. RB	4.00%	10/01/2028	500	509,034
Florida (State of);
Series 2012 A, RB	5.00%	07/01/2023	535	542,232
Series 2012 B, Ref. GO Bonds	5.00%	07/01/2024	9,800	9,948,647
Series 2012 B, Ref. GO Bonds	5.00%	07/01/2026	700	710,523
Florida (State of) (Capital Outlay);
Series 2012 C, Ref. GO Bonds(b)(c)	4.00%	06/01/2022	400	403,423
Series 2012 C, Ref. GO Bonds(b)(c)	4.00%	06/01/2022	500	504,279
Series 2012 C, Ref. GO Bonds(b)(c)	5.00%	06/01/2022	1,355	1,369,938
Series 2012 D, Ref. GO Bonds(b)(c)	5.00%	06/01/2022	135	136,488
Series 2013 B, Ref. GO Bonds(b)(c)	4.00%	06/01/2022	100	100,843
Series 2013 B, Ref. GO Bonds(b)(c)	5.00%	06/01/2022	115	116,253
Series 2013 B, Ref. GO Bonds(b)(c)	5.00%	06/01/2022	675	682,356
Series 2013 B, Ref. GO Bonds(b)(c)	5.00%	06/01/2022	200	202,180
Florida (State of) Department of Environmental Protection (Everglades Restoration); Series 2013 A, RB	5.00%	07/01/2023	150	152,007
Florida (State of) Department of Transportation;
Series 2013 A, RB	5.00%	07/01/2023	400	405,218
Series 2021 B, RB	5.00%	07/01/2022	100	101,436
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(c)	6.88%	10/01/2022	1,635	1,690,690
Florida (State of) Municipal Power Agency (Stanton II);
Series 2012 A, RB	5.00%	10/01/2024	2,130	2,181,671
Series 2012 A, RB	5.00%	10/01/2025	700	716,774
Series 2012 A, RB	5.00%	10/01/2026	250	255,961
Florida Development Finance Corp. (Brightline); Series 2021, RB(b)(h)	0.30%	07/01/2022	2,150	2,147,361
Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, RB(d)	1.75%	06/01/2026	1,020	986,535
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,340	1,362,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Gainesville (City of), FL;
Series 2008 B, VRD RB(e)	0.20%	10/01/2038	$ 11,400	$ 11,400,000
Series 2012 A, RB	5.00%	10/01/2024	120	122,932
Series 2012 A, RB	5.00%	10/01/2025	205	209,997
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2020 D, Ref. VRD RB (LOC - TD Bank N.A.)(e)(f)	0.02%	11/15/2042	20,720	20,720,000
Jacksonville (City of), FL; Series 2012, Ref. RB	5.00%	10/01/2026	600	614,236
Jacksonville (City of), FL (Better Jacksonville);
Series 2012 A, Ref. RB	5.00%	10/01/2026	600	614,697
Series 2012 A, Ref. RB	5.00%	10/01/2027	3,000	3,072,776
Series 2012 A, Ref. RB	5.00%	10/01/2028	1,880	1,925,384
Series 2012 A, Ref. RB	5.00%	10/01/2029	2,290	2,345,010
Series 2012, Ref. RB	5.00%	10/01/2024	3,000	3,073,309
Series 2012, Ref. RB (INS - AGM)(a)	5.00%	10/01/2026	200	204,947
JEA (St. Johns River Power Park System);
Series 2012 6, RB	4.00%	10/01/2032	100	100,230
Series 2012, RB	5.00%	10/01/2022	2,000	2,015,377
JEA Electric System; Series 2008 C-2, VRD RB(e)	0.22%	10/01/2034	20,425	20,425,000
JEA Water & Sewer System; Series 2008 A-2, VRD RB(e)	0.21%	10/01/2038	10,500	10,500,000
Lee (County of), FL; Series 2010 A, Ref. RB (INS - AGM)(a)(h)	5.00%	10/01/2022	475	476,556
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2012, Ref. RB(b)(c)	5.00%	11/15/2022	2,415	2,486,263
Miami-Dade (County of), FL;
Series 2008 B, Ref. RB (INS - AGM)(a)	5.25%	10/01/2022	3,300	3,386,387
Series 2012 B, Ref. RB	5.00%	10/01/2024	905	926,633
Miami-Dade (County of), FL Industrial Development Authority (Florida Power & Light); Series 2021, Ref. VRD RB(e)	0.10%	05/01/2046	10,000	10,000,000
Miami-Dade (County of), FL Transit System; Series 2012, RB(b)(c)	5.00%	07/01/2022	2,875	2,916,958
Orlando (City of), FL Utilities Commission; Series 2015 B, Ref. VRD RB(e)	0.20%	10/01/2039	12,600	12,600,000
Palm Beach County School District; Series 2012 C, COP	5.00%	08/01/2027	250	254,273
Pasco County School Board; Series 2013, RB	5.00%	10/01/2022	200	204,911
Polk (County of), FL;
Series 2012, Ref. RB	5.00%	10/01/2024	125	128,047
Series 2012, Ref. RB	5.00%	10/01/2025	165	169,022
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,545	1,461,215
Series 2021 B-2, RB	1.45%	01/01/2027	755	716,478
Port St. Lucie (City of), FL; Series 2005 A, RB (INS - NATL)(a)	4.38%	07/01/2023	5	5,014
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 1998 B, Ref. RB (INS - NATL)(a)	5.25%	07/01/2024	250	267,331
School District of Broward County;
Series 2012 A, COP	5.00%	07/01/2023	140	141,841
Series 2012 A, COP	5.00%	07/01/2025	1,450	1,470,427
Series 2021, RN	2.00%	06/30/2022	515	517,279
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2022	110	111,592
Series 2021, Ref. RB	4.00%	12/15/2023	120	123,589
Sunrise Lakes Phase 4 Recreation District;
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2022	10	10,027
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2023	5	5,012
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.13%	08/01/2024	20	20,059
Tallahassee (City of), FL; Series 2015, Ref. RB	5.00%	10/01/2027	500	531,254
Tampa (City of), FL (BayCare Health System);
Series 2012 A, RB	5.00%	11/15/2024	1,395	1,406,975
Series 2012 A, RB	5.00%	11/15/2025	2,480	2,500,774
Series 2012 A, RB	5.00%	11/15/2026	750	756,127
Tampa (City of), FL (H Lee Moffitt Cancer); Series 2012 A, RB	5.00%	09/01/2026	1,540	1,570,997
				152,460,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-3.15%
Atlanta (City of) & Fulton (County of), GA Recreation Authority; Series 2007 A, RB (INS - NATL)(a)	4.13%	12/01/2022	$ 5	$ 5,013
Atlanta (City of), GA Urban Residential Finance Authority (Hollywood Shawnee Apartments); Series 2021 B, RB(b)(d)	1.35%	01/01/2023	2,600	2,599,354
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 2013, Ref. RB(b)	2.93%	03/12/2024	7,000	7,200,570
Cedartown Polk (County of), GA Hospital Authority (Polk Medical Center); Series 2016, RB(b)(c)	5.00%	07/01/2026	460	522,651
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(a)	4.38%	01/01/2026	35	35,104
Dalton (City of), GA Downtown Development Authority; Series 1996, Ctfs. (INS - NATL)(a)	5.50%	08/15/2026	2,795	3,029,002
Georgia (State of);
Series 2012 A, GO Bonds	5.00%	07/01/2027	225	228,139
Series 2012 A, GO Bonds	5.00%	07/01/2028	100	101,395
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(a)	5.00%	12/01/2023	45	45,149
Housing Authority of Clayton County Facilities Holding Co. LLC (The) (Riverwood Townhouses); Series 2021 B, RB(b)(d)	1.40%	04/01/2023	2,000	1,998,946
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(b)(c)	5.00%	04/01/2024	1,655	1,770,542
Macon-Bibb (County of), GA Housing Authority (Green Meadows Apartments); Series 2021 B, RB(b)	1.63%	10/01/2022	2,000	2,000,603
Macon-Bibb (County of), GA Housing Authority (Sandy Springs Apartments); Series 2021, RB(b)	1.40%	11/01/2022	1,250	1,250,276
Main Street Natural Gas, Inc.;
Series 2018 A, RB(b)	4.00%	09/01/2023	36,595	37,987,107
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(b)(g)	0.90%	09/01/2023	1,000	1,000,851
Subseries 2018 C, RB(b)	4.00%	12/01/2023	3,970	4,143,640
Subseries 2018 D, RB (1 mo. USD LIBOR + 0.83%)(b)(g)	0.98%	12/01/2023	30,000	30,082,425
Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - AGC)(a)	4.50%	09/01/2025	30	30,082
Savannah (City of), GA Hospital Authority; Series 2013 A, RB	5.50%	07/01/2027	500	529,856
				94,560,705

Hawaii-0.06%
Hawaii (State of);
Series 2012 EE, GO Bonds(b)(c)	5.00%	11/01/2022	275	282,760
Series 2012 EF, Ref. GO Bonds(b)(c)	5.00%	11/01/2022	400	411,288
Series 2013 EH, GO Bonds(b)(c)	5.00%	08/01/2023	320	337,992
Honolulu (City & County of), HI; Series 2012 B, GO Bonds	5.00%	11/01/2025	200	205,508
University of Hawaii; Series 2020 D, Ref. RB	5.00%	10/01/2022	700	717,562
				1,955,110

Illinois-7.65%
Bellwood (Village of), IL; Series 2016 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2026	210	241,140
Centerpoint Intermodal Center Program Trust; Series 2004 A, Ctfs.(b)(d)	4.00%	12/15/2022	2,325	2,338,893
Chicago (City of), IL;
Series 1999, GO Bonds (INS - NATL)(a)(k)	0.00%	01/01/2024	6,110	5,921,905
Series 2008, Ref. RB (INS - AGM)(a)	5.00%	11/01/2025	905	912,035
Series 2008, Ref. RB (INS - AGM)(a)	5.25%	11/01/2033	3,905	3,935,153
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	11/01/2025	235	241,217
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(h)	5.00%	01/01/2024	9,045	9,190,426
Series 2013 B, Ref. RB	5.25%	01/01/2029	100	103,276
Chicago (City of), IL Board of Education;
Series 1999 A, GO Bonds (INS - BHAC)(a)(k)	0.00%	12/01/2022	800	793,741
Series 2005 A, Ref. GO Bonds (INS - AMBAC)(a)	5.50%	12/01/2023	200	213,915
Chicago (City of), IL Transit Authority; Series 2021, Ref. RB	5.00%	06/01/2022	800	808,375
Chicago State University; Series 1998, RB (INS - NATL)(a)	5.50%	12/01/2023	905	951,769
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.40%	12/01/2022	300	300,690
Series 2004, GO Bonds (INS - NATL)(a)	4.50%	12/01/2023	630	632,117
Series 2004, GO Bonds (INS - NATL)(a)	4.60%	12/01/2025	350	351,087
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	451,382
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,087

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Cook (County of), IL;
Series 2012 C, Ref. GO Bonds	5.00%	11/15/2024	$ 3,840	$ 3,946,780
Series 2012 C, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2025	4,670	4,801,199
Series 2012 C, Ref. GO Bonds	5.00%	11/15/2029	16,540	16,978,619
Series 2012 C, Ref. GO Bonds	5.00%	11/15/2033	1,000	1,025,661
Series 2012, RB	5.00%	11/15/2024	250	257,311
Series 2012, RB	5.00%	11/15/2025	200	205,848
Series 2012, RB	5.00%	11/15/2026	125	128,655
Cook County Community High School District No. 233 Homewood-Flossmoor; Series 2013, GO Bonds	4.00%	12/01/2026	2,695	2,717,726
Eastern Illinois University; Series 2005, RB (INS - AMBAC)(a)	4.13%	04/01/2022	105	105,033
Illinois (State of);
Series 1992 P, RB(c)	6.50%	06/15/2022	45	45,737
Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2022	7,500	7,631,282
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,221,575
Series 2017 D, GO Bonds	5.00%	11/01/2025	10,960	12,174,231
Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,198,969
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	3,500	3,582,063
Series 2020 A, GO Bonds	5.00%	11/01/2026	2,935	3,318,396
Illinois (State of) Finance Authority;
Series 2013 A, RB	5.00%	07/01/2022	1,000	1,011,968
Series 2013 A, RB	5.00%	07/01/2023	1,000	1,041,441
Series 2019 A, Ref. RB	4.00%	11/01/2023	405	417,038
Series 2019 A, Ref. RB	5.00%	11/01/2025	440	480,853
Series 2019 A, Ref. RB	5.00%	11/01/2026	460	511,386
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2012, RB(b)(c)	5.00%	06/01/2022	18,080	18,274,745
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	560	560,450
Illinois (State of) Finance Authority (Downers Grove Community High School); Series 2019, RB	4.00%	12/15/2022	525	538,255
Illinois (State of) Finance Authority (Loyola University of Chicago);
Series 2012 B, RB	5.00%	07/01/2024	250	253,573
Series 2012 B, RB	5.00%	07/01/2025	1,500	1,520,930
Series 2012 B, RB	5.00%	07/01/2026	390	395,337
Illinois (State of) Finance Authority (Northshore University Health); Series 2020 B, VRD RB(e)	0.02%	08/15/2049	21,035	21,035,000
Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(a)	4.60%	09/01/2025	25	25,084
Illinois (State of) Medical District Commission; Series 2002, COP (INS - NATL)(a)	5.00%	06/01/2022	30	30,074
Lake (County of), IL; Series 2020, Ref. RB	4.00%	12/01/2022	900	920,558
Lake County Community College District No. 532; Series 2013 A, GO Bonds	4.00%	06/01/2023	500	503,715
Melrose Park (Village of), IL; Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	1,700	1,705,387
Metropolitan Pier & Exposition Authority (McCormick Place); Series 2012 B, Ref. RB(c)	5.00%	12/15/2028	9,165	9,276,575
Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(a)	6.00%	06/01/2023	1,285	1,325,551
Riverdale (Village of), IL; Series 2003 E, Ref. GO Bonds (INS - AGM)(a)	4.80%	01/01/2023	25	25,048
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,724
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2024	10,200	10,894,646
Schaumburg (Village of), IL; Series 2012 A, Ref. GO Bonds	4.00%	12/01/2029	1,495	1,529,263
Southwestern Illinois Development Authority; Series 2013, RB(c)	6.38%	11/01/2023	575	609,215
Tender Option Bond Trust Receipts/Certificates;
Series 2018-XL0093, VRD Ctfs.(d)(e)	0.34%	01/01/2048	31,700	31,700,000
Series 2020-XM00917, VRD Ctfs.(d)(e)	0.30%	01/01/2037	8,920	8,920,000
Series 2020-XM00918, VRD Ctfs.(d)(e)	0.30%	07/01/2024	3,800	3,800,000
University of Illinois;
Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2022	2,110	2,128,662
Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2026	1,020	1,028,757
University Park (Village of), IL; Series 2003, GO Bonds (INS - AMBAC)(a)	4.65%	12/01/2023	30	30,092
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,046
Western Springs (Village of), IL; Series 2017, GO Bonds	3.00%	12/01/2022	110	111,605
Will County Community Unit School District No. 365; Series 2003, GO Bonds (INS - AGM)(a)(k)	0.00%	11/01/2023	19,955	19,549,600
Winnebago (County of), IL; Series 2013 A, Ref. GO Bonds	5.00%	12/30/2023	150	154,711
				229,396,582

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-0.53%
Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago International Airport); Series 2014, RB(h)	5.50%	02/01/2025	$ 560	$ 561,933
Indiana (State of) Finance Authority;
Series 2010 A, Ref. RB	5.00%	12/01/2022	190	195,954
Series 2012, RB(c)	4.00%	03/01/2022	420	420,000
Indiana (State of) Finance Authority (Beacon Health System Obligated Group); Series 2013 A, RB(b)(c)	5.00%	08/15/2023	2,000	2,114,034
Indiana (State of) Finance Authority (Fulcrum Centerpoint); Series 2021, RB(b)(h)	0.28%	11/15/2022	5,000	4,980,528
Indiana (State of) Finance Authority (Parkview Health System Obligated Group);
Series 2012, RB	5.00%	05/01/2024	1,030	1,037,521
Series 2012, RB	5.00%	05/01/2025	1,840	1,853,344
Series 2012, RB	5.00%	05/01/2029	145	146,008
Indiana (State of) Finance Authority (Parkview Health System); Series 2012, RB	4.00%	05/01/2023	500	502,532
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,757,848
Merrillville (Town of), IN; Series 2016, RB	5.05%	04/01/2026	485	488,439
				16,058,141

Iowa-0.07%
Des Moines (City of), IA Airport Authority;
Series 2012, Ref. RB(h)	5.00%	06/01/2027	1,000	1,009,964
Series 2012, Ref. RB(h)	5.00%	06/01/2028	1,000	1,009,711
				2,019,675

Kansas-0.39%
Kansas (State of) Development Finance Authority (Adventist Health Sunbelt Obligated Group);
Series 2012 A, Ref. RB	5.00%	11/15/2028	2,000	2,017,914
Series 2012 A, Ref. RB	5.00%	11/15/2032	9,105	9,183,533
Series 2012 A, Ref. RB	5.00%	11/15/2034	210	211,794
Kansas (State of) Development Finance Authority (Kansas State University College of Engineering); Series 2014 D-1, RB	5.00%	04/01/2024	300	301,060
				11,714,301

Kentucky-1.00%
Jefferson County Capital Projects Corp.;
Series 2007 A, Ref. RB (INS - AGM)(a)	4.25%	06/01/2022	10	10,059
Series 2007 A, Ref. RB (INS - AGM)(a)	4.38%	06/01/2028	25	25,069
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 B-1, Ref. RB	3.25%	05/15/2022	1,165	1,165,046
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2027	4,750	5,562,720
Series 2018, RB	5.00%	05/01/2028	5,000	5,964,967
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(b)(g)	1.27%	06/01/2025	10,000	10,048,098
Kentucky (State of) Turnpike Authority; Series 2016 A, Ref. RB	5.00%	07/01/2022	135	136,984
Kentucky (State of) Turnpike Authority (Revitalization);
Series 2012 A, RB	5.00%	07/01/2022	120	121,763
Series 2012 A, RB(c)	5.00%	07/01/2030	3,000	3,043,276
Series 2012 A, RB(c)	5.00%	07/01/2031	4,000	4,057,701
Kentucky Rural Water Finance Corp.; Series 2008, Ref. RB	4.13%	02/01/2023	5	5,010
				30,140,693

Louisiana-1.27%
Ernest N Morial New Orleans Exhibition Hall Authority; Series 2012, Ref. RB	5.00%	07/15/2026	570	578,869
Louisiana (State of);
Series 2012 A-1, Ref. RB	5.00%	05/01/2024	1,240	1,249,034
Series 2012 A-1, Ref. RB	5.00%	05/01/2026	110	110,802
Series 2012 A-1, Ref. RB	4.00%	05/01/2028	10,990	11,047,525
Series 2012 A-1, Ref. RB	4.00%	05/01/2031	600	603,241
Series 2012 A-1, Ref. RB	4.00%	05/01/2033	5,125	5,152,595

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2023	$ 170	$ 171,852
Series 2019 A, RB	5.00%	01/01/2024	175	178,982
Louisiana (State of) Stadium & Exposition District;
Series 2020, RB	5.00%	07/03/2023	15,000	15,467,703
Series 2021, RB	4.00%	07/03/2023	3,325	3,418,685
				37,979,288

Maine-0.06%
Maine (State of) Educational Loan Authority; Series 2012 A-1, RB (INS - AGC)(a)(h)	4.75%	12/01/2024	1,550	1,587,799
Maine (State of) Turnpike Authority; Series 2012 A, RB(c)	5.00%	07/01/2023	325	329,688
				1,917,487

Maryland-0.52%
Baltimore (County of), MD; Series 2014, Ref. GO Bonds	4.00%	08/01/2022	225	228,193
Maryland (State of); Second Series 2014 B, GO Bonds(c)	3.00%	08/01/2028	1,570	1,585,404
Maryland (State of) Department of Transportation; Series 2014, RB(c)	5.00%	06/01/2024	100	101,102
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2013 A, RB	5.00%	08/15/2027	7,005	7,404,232
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	6,150	6,215,350
				15,534,281

Massachusetts-2.58%
Cheshire (Town of), MA; Series 2009, GO Bonds (INS - AGM)(a)	4.75%	02/01/2024	25	25,085
Fall River (City of), MA; Series 2022, GO Notes	3.00%	02/03/2023	11,720	11,942,884
Massachusetts (Commonwealth of); Series 2013 A, RB	5.00%	06/15/2023	360	364,193
Massachusetts (Commonwealth of) (Green Bonds);
Series 2014 E, GO Bonds	5.00%	09/01/2024	680	693,965
Series 2014 E, GO Bonds	5.00%	09/01/2030	950	970,274
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2012 A, Ref. RB	5.00%	07/01/2023	645	653,632
Massachusetts (Commonwealth of) Department of Transportation; Series 1993 A, RB(c)	5.13%	01/01/2023	535	554,021
Massachusetts (Commonwealth of) Development Finance Agency; Series 2007 C, RB (3 mo. USD LIBOR + 0.82%)(g)	1.16%	11/15/2032	2,875	2,909,831
Massachusetts (Commonwealth of) Federal Highway Grant Anticipation Note (Accelerated Bridge); Series 2016 A, RB	5.00%	06/15/2023	1,000	1,011,646
Massachusetts (Commonwealth of) School Building Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	680	693,312
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	3,320	3,385,762
Massachusetts (State of) Development Finance Agency (Boston University); Series 2008 U-6C, VRD RB (LOC - TD Bank N.A.)(e)(f)	0.02%	10/01/2042	21,410	21,410,000
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2012, RB	5.00%	10/01/2025	240	245,893
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 1999 R, VRD RB(e)	0.01%	11/01/2049	25,865	25,865,000
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2002 K, RB	5.50%	07/01/2022	125	127,039
Massachusetts (State of) Health & Educational Facilities Authority (Northeastern University);
Series 2008 T-1, RB	5.00%	10/01/2027	325	332,826
Series 2008 T-2, RB	5.00%	10/01/2024	640	655,753
Massachusetts (State of) Port Authority; Series 2012 B, Ref. RB(b)(c)	5.00%	07/01/2022	2,750	2,790,133
Massachusetts (State of) School Building Authority;
Series 2012 A, Ref. RB	5.00%	08/15/2023	1,330	1,354,168
Series 2012 A, Ref. RB	5.00%	08/15/2024	1,350	1,376,118
North Reading (Town of), MA; Series 2005, GO Bonds (INS - AMBAC)(a)	4.00%	09/15/2023	10	10,024
Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	25	25,071
Series 2008, GO Bonds	4.20%	09/15/2027	15	15,045
Worcester (City of), MA;
Series 2005 C, GO Bonds (INS - AMBAC)(a)	4.13%	09/15/2023	15	15,038
Series 2006, GO Bonds (INS - SGI)(a)	4.20%	11/01/2024	10	10,030
				77,436,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-1.67%
Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	$ 385	$ 389,532
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	115	116,646
Detroit (City of), MI; Series 2006, Ref. RB (3 mo. USD LIBOR + 0.60%) (INS - AGM)(a)(g)	0.74%	07/01/2032	7,825	7,776,604
Detroit City School District;
Series 2012 A, Ref. GO Bonds(b)(c)	5.00%	05/01/2022	1,085	1,092,905
Series 2012 A, Ref. GO Bonds(b)(c)	5.00%	05/01/2022	500	503,643
Howell (Town of), MI; Series 2006, GO Bonds (INS - AGM)(a)	4.50%	06/01/2022	10	10,031
Michigan (State of) Hospital Finance Authority (McLaren Healthcare);
Series 2012 A, Ref. RB	5.00%	06/01/2023	400	403,926
Series 2012 A, Ref. RB	5.00%	06/01/2024	200	202,154
Series 2012 A, Ref. RB	5.00%	06/01/2026	2,055	2,076,979
Series 2012 A, Ref. RB	5.00%	06/01/2027	205	207,193
Michigan (State of) Housing Development Authority; Series 2021 A, RB	0.55%	04/01/2025	2,750	2,673,477
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	10,120	10,882,003
Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	186,061
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(d)(e)	0.26%	10/15/2051	6,700	6,700,000
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 A, RB	5.00%	12/01/2024	2,135	2,199,461
Series 2012 A, RB	5.00%	12/01/2026	5,380	5,540,384
Series 2012 D, Ref. RB(h)	5.00%	12/01/2028	9,050	9,299,121
				50,260,120

Minnesota-0.39%
Duluth (City of), MN Economic Development Authority (Benedictine Health System);
Series 2021, Ref. RB	3.00%	07/01/2023	420	425,093
Series 2021, Ref. RB	3.00%	07/01/2025	400	407,888
Series 2021, Ref. RB	3.00%	07/01/2026	360	367,188
Duluth Independent School District No. 709; Series 2016 A, Ref. COP	5.00%	02/01/2023	2,415	2,501,392
Minnesota (State of);
Series 2012 B, Ref. RB	5.00%	03/01/2024	380	381,351
Series 2012 B, Ref. RB	4.00%	03/01/2026	4,700	4,712,598
Series 2012 B, Ref. RB	5.00%	03/01/2029	2,000	2,006,950
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(a)	4.13%	03/01/2027	15	15,038
New Prague (City of), MN; Series 2009 A, GO Bonds	4.15%	02/01/2024	5	5,015
North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,029
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2016 A, Ref. RB(b)(c)	4.50%	07/01/2026	490	529,144
Western Minnesota Municipal Power Agency; Series 2014 A, RB	5.00%	01/01/2023	265	274,013
				11,635,699

Mississippi-0.90%
Mississippi (State of) Development Bank;
Series 2013 B, RB (INS - BAM)(a)	5.00%	10/01/2023	530	552,048
Series 2013, RB (INS - AGM)(a)	5.25%	12/01/2022	800	823,930
Mississippi Business Finance Corp.; Series 2006, RB	4.55%	12/01/2028	25	24,332
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 G, VRD RB(e)	0.05%	11/01/2035	20,000	20,000,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2019, Ref. RB	2.50%	04/01/2022	5,555	5,564,151
Mississippi Valley State University Educational Building Corp.; Series 2007, RB (INS - AMBAC)(a)	4.00%	03/01/2022	10	10,000
				26,974,461

Missouri-0.20%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	395	392,393
Kansas City (City of), MO; Series 2012 A, Ref. GO Bonds	5.00%	02/01/2023	150	150,507
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	255	261,524
Metropolitan St. Louis Sewer District; Series 2012 B, Ref. RB	5.00%	05/01/2023	480	483,222
Missouri (State of) Health & Educational Facilities Authority; Series 2017, Ref. RB	5.00%	04/01/2026	3,130	3,490,932
Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	50,014
Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(a)(k)	0.00%	06/01/2025	245	214,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
St. Louis (City of), MO Metropolitan Sewer District; Series 2012 B, Ref. RB	5.00%	05/01/2024	$ 255	$ 256,824
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	595	613,020
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2017, Ref. RB	3.00%	09/01/2022	20	20,124
				5,932,959

Montana-1.35%
Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Ctfs. (LOC - Mizuho Capital Markets LLC)(d)(e)(f)	0.45%	01/01/2034	40,375	40,375,000
Ravalli County School District No. 7; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	07/01/2023	10	10,025
				40,385,025

Nebraska-1.02%
Central Plains Energy Project (No. 3);
Series 2012, RB(l)	5.25%	09/01/2037	5,000	5,104,299
Series 2012, RB(l)	5.00%	09/01/2042	5,000	5,098,116
Central Plains Energy Project (No. 4); Series 2018, RB(b)	5.00%	01/01/2024	13,500	14,263,455
Douglas (County of), NE (Creighton University); Series 2017, Ref. RB	5.00%	07/01/2022	345	349,895
Douglas (County of), NE Hospital Authority No. 2 (Nebraska Medicine); Series 2020 A, RB (SIFMA Municipal Swap Index + 0.50%)(b)(d)(g)	0.70%	08/01/2023	2,500	2,500,282
Lincoln (City of), NE; Series 2012, Ref. RB(c)	5.00%	09/01/2022	1,250	1,276,930
Municipal Energy Agency of Nebraska; Series 2013 A, Ref. RB	5.00%	04/01/2036	1,530	1,593,078
Nebraska (State of) Municipal Energy Agency; Series 2012 A, Ref. RB(b)(c)	5.00%	04/01/2022	275	275,994
				30,462,049

Nevada-0.12%
Las Vegas (City of), NV Valley Water District; Series 2012 A, Ref. GO Bonds(b)(c)	5.00%	06/01/2022	100	101,090
Las Vegas Valley Water District;
Series 2012 B, GO Bonds(b)(c)	5.00%	06/01/2022	125	126,362
Series 2012 B, GO Bonds(b)(c)	5.00%	06/01/2022	1,800	1,819,616
Series 2012 B, GO Bonds(b)(c)	5.00%	06/01/2022	200	202,180
Nevada (State of);
Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	460	467,663
Series 2012 D, Ref. GO Bonds	5.00%	06/01/2023	225	227,265
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.50%	06/15/2024	520	522,207
				3,466,383

New Hampshire-0.01%
New Hampshire (State of) Turnpike System;
Series 2012 C, RB	5.00%	08/01/2027	100	101,747
Series 2015 A, RB	5.00%	10/01/2022	200	204,982
				306,729

New Jersey-6.15%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2027	250	289,151
Camden (County of), NJ Improvement Authority; Series 2013 A, Ref. RB	5.00%	12/01/2027	1,610	1,697,115
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,500	1,504,949
Series 2014, Ref. RB	5.00%	11/01/2023	3,515	3,677,932
New Jersey (State of); Series 2020 A, GO Bonds	5.00%	06/01/2027	18,000	20,962,724
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2025	1,500	1,663,845
Series 2016 A, Ref. RB(c)	5.00%	06/15/2025	1,000	1,115,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - NATL)(a)	5.25%	07/01/2025	$ 6,840	$ 7,621,809
Series 2004 A, RB(c)	5.25%	07/01/2025	820	921,387
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	3,010	3,196,881
Series 2005 N-1, Ref. RB (INS - AMBAC)(a)	5.50%	09/01/2024	6,000	6,569,333
Series 2012 KK, RB(b)(c)	5.00%	09/01/2022	185	188,986
Series 2012 KK, RB	5.00%	03/01/2023	2,135	2,175,583
Series 2012, Ref. RB(b)(c)	5.00%	06/15/2022	6,500	6,581,980
Series 2012, Ref. RB(c)	5.00%	06/15/2022	1,520	1,539,171
Series 2013 NN, Ref. RB	5.00%	03/01/2023	2,000	2,076,029
Series 2013 NN, Ref. RB(b)(c)	5.00%	03/01/2023	14,235	14,810,939
Series 2013 NN, Ref. RB	5.00%	03/01/2025	3,000	3,102,915
Series 2013 NN, Ref. RB	5.00%	03/01/2027	765	790,731
Series 2017 A, Ref. RB(d)	3.50%	09/01/2022	10	10,077
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,589,823

New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,077,173

New Jersey (State of) Health Care Facilities Financing Authority; Series 2013, Ref. RB	5.00%	09/15/2023	400	423,624

New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group); Series 2012 A, Ref. RB(b)(c)	5.00%	07/01/2022	1,025	1,039,786

New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/2026	1,250	1,268,074
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(a)	5.25%	12/15/2023	1,000	1,067,968
Series 2006 A, RB (INS - AGM)(a)	5.50%	12/15/2022	1,000	1,036,897
Series 2006 A, RB (INS - AGM)(a)	5.25%	12/15/2023	1,370	1,468,666
Series 2010 D, RB	5.25%	12/15/2023	4,505	4,811,195
Series 2012 A, RB(c)	5.00%	06/15/2042	3,755	3,801,811
Series 2012 A-A, RB(c)	5.00%	06/15/2025	3,545	3,589,193
Series 2018 A, Ref. RB	5.00%	06/15/2028	5,000	5,677,265
Series 2018 A, Ref. RN	5.00%	06/15/2024	3,500	3,782,349

North Caldwell School District; Series 2010, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	02/15/2023	515	516,249

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	860	890,959
Tender Option Bond Trust Receipts/Certificates;
Series 2016-XF1059, VRD Ctfs. (INS - AMBAC)(a)(d)(e)	0.29%	12/15/2036	40,889	40,889,000
Series 2017-XF2482, VRD Ctfs. (INS - BAM)(a)(d)(e)	0.30%	03/01/2042	3,935	3,935,000
Union (County of), NJ Industrial Pollution Control Financing Authority (Exxon); Series 1994, Ref. VRD RB(e)	0.06%	07/01/2033	27,135	27,135,000
				184,497,504

New Mexico-0.18%
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012 A, Ref. RB	4.75%	07/01/2022	545	552,192
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 C, RB	2.25%	07/01/2023	1,550	1,551,455
Series 2019 C, RB	2.38%	07/01/2024	1,550	1,550,216
Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2024	105	111,673
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2025	160	173,535
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 B, RB	2.63%	05/15/2025	1,000	1,000,518
Series 2019, RB	2.25%	05/15/2024	600	600,160
				5,539,749

New York-19.04%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2013, Ref. RB	5.00%	04/01/2022	450	450,956
Erie (County of), NY Industrial Development Agency (The);
Series 2012, RB	5.00%	05/01/2024	1,025	1,032,554
Series 2012, RB	5.00%	05/01/2025	380	382,769
Long Island (City of), NY Power Authority; Series 2012 B, RB	5.00%	09/01/2023	450	458,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority;
Series 2012 A, Ref. RB	5.00%	11/15/2023	$ 250	$ 257,401
Series 2012 A, Ref. RB	5.00%	11/15/2024	450	463,343
Series 2012 A, Ref. RB	5.00%	11/15/2025	700	720,694
Series 2012 C, RB	5.00%	11/15/2029	5,625	5,770,858
Series 2012 D, Ref. RB	5.00%	11/15/2025	365	374,699
Series 2012 D, Ref. RB	5.00%	11/15/2028	14,985	15,373,566
Series 2012 F, Ref. RB	5.00%	11/15/2024	940	965,283
Series 2012 F, Ref. RB	5.00%	11/15/2027	10,000	10,258,589
Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	126,239
Series 2015 F, Ref. RB	5.00%	11/15/2027	525	585,807
Series 2019 D-1, RB	5.00%	09/01/2022	5,150	5,254,836
Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(e)(f)	0.06%	11/01/2035	20,000	20,000,000
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(e)(f)	0.05%	11/15/2050	42,300	42,300,000
Subseries 2015 E-3, VRD RB (LOC - Bank Of America N.A.)(e)(f)	0.05%	11/15/2050	34,935	34,935,000

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,450	1,542,470
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	156,970
Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,842,052
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,191,318
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	691,027
Series 2018 B, Ref. RB	5.00%	11/15/2023	2,200	2,340,300
Series 2018 B, Ref. RB	5.00%	11/15/2024	175	192,103
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	3,000	3,087,531
Nassau Health Care Corp.; Series 2009, Ref. RB	5.00%	08/01/2022	6,000	6,105,850
New York & New Jersey (States of) Port Authority;
One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	480,807
Series 2012, RB	5.00%	12/01/2025	480	495,189
Series 2012, RB(h)	5.00%	10/01/2026	1,575	1,580,590
Series 2012, RB	4.00%	12/01/2026	560	564,497
Series 2012, RB	4.00%	12/01/2027	200	201,581
Series 2012, RB(h)	5.00%	10/01/2033	1,345	1,349,707
New York (City of), NY;
Series 2011 A-1, GO Bonds	4.25%	08/01/2031	1,270	1,273,910
Series 2012 B, GO Bonds	5.00%	08/01/2023	250	254,133
Series 2012 EE, RB	5.00%	06/15/2029	200	202,551
Series 2012 EE, RB	5.25%	06/15/2030	1,025	1,038,743
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2024	300	301,057
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2031	250	250,875
Series 2012 FF, RB	5.00%	06/15/2028	150	151,926
Series 2012 I, GO Bonds	5.00%	08/01/2023	360	365,951
Series 2012 I, GO Bonds	5.00%	08/01/2024	1,425	1,449,839
Series 2012 I, GO Bonds	5.00%	08/01/2025	520	529,042
Series 2012 I, GO Bonds	5.00%	08/01/2026	245	249,260
Series 2015 A, Ref. GO Bonds	5.00%	08/01/2022	500	509,011
Series 2017 CC-2, Ref. RB	5.00%	06/15/2024	670	692,695
Series 2018 A, Ref. GO Bonds	5.00%	08/01/2022	5,000	5,090,107
Subseries 2011 D-1, GO Bonds	5.00%	10/01/2024	250	250,881
Subseries 2012 A-1, GO Bonds	5.00%	10/01/2022	9,070	9,294,862
Subseries 2013 F, VRD GO Bonds(e)	0.05%	03/01/2042	50,000	50,000,000
Subseries 2013 F-1, GO Bonds	5.00%	03/01/2025	250	259,962
Subseries 2015 F, VRD GO Bonds(e)	0.02%	06/01/2044	1,900	1,900,000
Subseries 2015 F-5, VRD GO Bonds(e)	0.05%	06/01/2044	6,950	6,950,000
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB(e)	0.03%	10/01/2042	41,180	41,180,000
New York (City of), NY Municipal Water Finance Authority;
Series 2014 AA-6, VRD RB(e)	0.02%	06/15/2048	11,550	11,550,000
Subseries 2012 A-1, VRD RB(e)	0.05%	06/15/2044	29,085	29,085,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority;
Series 2012 B, Ref. RB	5.00%	11/01/2024	$ 785	$ 806,886
Series 2012 B, Ref. RB	5.00%	11/01/2025	1,810	1,860,463
Series 2012 B, Ref. RB	5.00%	11/01/2026	5,430	5,581,388
Series 2012 B, Ref. RB	5.00%	11/01/2029	350	359,758
Series 2012 B, Ref. RB	5.00%	11/01/2030	150	154,182
Series 2012 E, RB	4.00%	11/01/2027	610	622,977
Series 2012 S-1, RB	5.00%	07/15/2023	815	826,941
Series 2012 S-1, RB	5.00%	07/15/2024	100	101,552
Series 2012 S-1, RB	5.00%	07/15/2025	450	456,985
Series 2012 S-1, RB	5.00%	07/15/2026	440	446,830
Series 2012 S-1, RB	5.00%	07/15/2027	345	350,355
Series 2012 S-1, RB	5.00%	07/15/2028	510	517,917
Series 2012 S-1, RB	5.00%	07/15/2029	1,660	1,685,768
Series 2012 S-1, RB	5.00%	07/15/2032	475	482,355
Series 2014 A-3, VRD RB(e)	0.05%	08/01/2043	27,525	27,525,000
Subseries 2012 C-1, RB	5.00%	11/01/2025	290	298,085
Subseries 2012 C-1, RB	5.00%	11/01/2027	490	503,661
Subseries 2012 E-1, RB	5.00%	02/01/2024	600	601,971
Subseries 2012 E-1, RB	5.00%	02/01/2025	450	451,627
Subseries 2012 E-1, RB	5.00%	02/01/2026	200	200,723
Subseries 2012 E-1, RB	5.00%	02/01/2028	700	702,531
Subseries 2012 F-1, RB	5.00%	05/01/2023	300	301,994
New York (City of), NY Water & Sewer System; Series 2019 DD, RB	5.00%	06/15/2024	310	320,501
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(e)	0.06%	06/15/2039	23,385	23,385,000
New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2024	6,640	6,863,313
Series 2012 A, Ref. RB	5.00%	12/15/2025	925	956,109
Series 2012 A, Ref. RB	5.00%	12/15/2026	250	258,408
Series 2012 A, Ref. RB	5.00%	12/15/2027	800	826,905
Series 2012 A, Ref. RB	5.00%	12/15/2028	500	516,816
Series 2012 A, Ref. RB	5.00%	12/15/2029	1,235	1,276,535
Series 2012 A, Ref. RB	5.00%	06/15/2031	670	692,317
Series 2012 B, RB	5.00%	03/15/2029	1,280	1,284,765
Series 2012, RB	5.00%	05/15/2023	6,175	6,226,274
Series 2012, RB	5.00%	05/15/2024	1,440	1,452,779
Series 2012, RB	5.00%	05/15/2026	290	292,573
Series 2012, RB	5.00%	05/15/2028	450	453,993
Series 2012, RB	5.00%	05/15/2029	665	670,901
Series 2015 A-1, Ref. RB(d)	4.80%	12/01/2023	305	302,270
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(a)	5.50%	07/01/2023	3,435	3,563,682
New York (State of) Dormitory Authority (State University); Series 2012, RB	5.00%	05/15/2027	370	373,283
New York (State of) Housing Finance Agency (Green Bonds); Series 2018 H, RB	2.75%	11/01/2022	855	864,870
New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2019 K, RB	1.45%	05/01/2023	2,375	2,380,126
Series 2021 D-2, RB(b)	0.25%	05/01/2023	2,000	1,977,348
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	8,095	8,304,328

New York (State of) Thruway Authority Highway & Bridge Trust Fund;
Series 2012 A, RB	5.00%	04/01/2024	150	150,516
Series 2012 A, RB	5.00%	04/01/2027	17,285	17,344,497
Series 2012 A, RB	5.00%	04/01/2028	12,565	12,608,250
Series 2012 A, RB	5.00%	04/01/2029	2,000	2,006,884
Series 2012 A, RB	5.00%	04/01/2030	3,850	3,863,252
Series 2012 A, RB	5.00%	04/01/2031	6,600	6,622,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York City Housing Development Corp.;
Series 2013 A, RB	4.00%	07/01/2025	$ 500	$ 516,189
Series 2021 H, RN(b)	0.12%	03/15/2022	6,770	6,769,848
New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(b)	0.70%	05/01/2025	2,500	2,425,338
New York City Housing Development Corp. (Sustainable Development); Series 2021 F-2, RB (CEP - Federal Housing Administration)(b)	0.60%	07/01/2025	3,500	3,377,573
New York City Housing Development Corp. (Sustainable Neighborhood); Series 2019, RB(b)	1.75%	07/03/2023	1,890	1,902,395
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2022	300	302,908
Series 2016 B, Ref. RB	5.00%	06/01/2023	685	715,338
Series 2016 B, Ref. RB	5.00%	06/01/2026	460	518,968
New York Liberty Development Corp. (7 World Trade Center);
Series 2012 1, Ref. RB(b)(c)	5.00%	03/15/2022	660	661,071
Series 2012 1, Ref. RB(b)(c)	5.00%	03/15/2022	575	575,933
New York State Environmental Facilities Corp.;
Series 2012 A, Ref. RB	5.00%	06/15/2024	235	238,086
Series 2012 A, Ref. RB	5.00%	06/15/2025	1,200	1,215,339
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2012 D, RB	5.00%	06/15/2027	295	298,754
New York State Urban Development Corp.; Series 2013 C, RB	5.00%	03/15/2029	450	468,618
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(h)	5.25%	08/01/2031	16,780	19,034,502
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	14,040	14,180,157
Series 2016, Ref. RB(h)	5.00%	08/01/2031	20,070	20,270,353
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2012, RB(b)(c)	5.00%	07/01/2022	2,610	2,647,650
Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	698,725
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(d)	5.00%	07/01/2022	39	38,921
Schenectady County Capital Resource Corp. (Union College); Series 2012, Ref. RB	5.00%	07/01/2027	360	364,744
Triborough Bridge & Tunnel Authority;
Series 2012 A, RB	3.00%	11/15/2028	250	252,541
Series 2012 A, RB	5.00%	11/15/2031	250	257,059
Series 2012 B, Ref. RB	5.00%	11/15/2023	505	518,961
Series 2012 B, Ref. RB	5.00%	11/15/2024	420	432,159
Series 2012 B, Ref. RB	5.00%	11/15/2025	800	822,762
Series 2012 B, Ref. RB	5.00%	11/15/2026	1,150	1,182,556
Series 2012 B, Ref. RB	5.00%	11/15/2027	1,275	1,311,094
Series 2012 B, Ref. RB	5.00%	11/15/2029	475	488,413
Series 2012 B, Ref. RB	5.00%	11/15/2030	650	668,354
Series 2013 A, Ref. RB	5.00%	11/15/2025	325	340,119
Series 2013 B, Ref. RB	5.00%	11/15/2028	120	127,852
Series 2013 C, RB	5.00%	11/15/2022	200	205,963
Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2024	470	484,937
Series 2016 B, Ref. RB	5.00%	06/15/2024	2,405	2,434,477
Series 2016 B, Ref. RB	5.00%	12/15/2024	1,100	1,134,959
Series 2017, RB	5.00%	06/15/2024	345	349,229
Series 2017, RB	5.00%	12/15/2024	675	696,452
Westchester County Local Development Corp.; Series 2021, Ref. RB(d)	2.88%	07/01/2026	3,380	3,331,668
				571,303,516

North Carolina-0.96%
Charlotte (City of), NC; Series 2013 B, COP	3.00%	06/01/2022	910	911,821
North Carolina (State of) Medical Care Commission (Wakemed); Series 2012 A, Ref. RB(b)(c)	5.00%	10/01/2022	2,815	2,882,622
University of North Carolina; Series 2008 A, RB (INS - AGC)(a)	4.75%	10/01/2028	10	10,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
University of North Carolina at Chapel Hill;
Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(b)(g)	0.55%	11/09/2022	$ 4,900	$ 4,900,700
Series 2019 B, Ref. RB (1 mo. USD LIBOR + 0.13%)(b)(g)	0.28%	11/09/2022	20,000	19,972,460
				28,677,637

North Dakota-0.04%
Fargo (City of), ND; Series 2010 C, Ref. GO Bonds	4.00%	05/01/2023	1,205	1,209,315
West Fargo (City of), ND; Series 2009, GO Bonds	4.10%	11/01/2022	100	100,264
				1,309,579

Ohio-0.42%
Cuyahoga (County of), OH (Convention Hotel); Series 2014, COP	5.00%	12/01/2025	1,805	1,933,380
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	1,070	1,073,860
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(h)	5.00%	12/01/2026	1,335	1,348,638
Franklin (County of), OH (Ohiohealth Corp.); Series 2013, Ref. RB(b)(c)	5.00%	05/15/2023	1,000	1,048,269
Greene (County of), OH; Series 2004 A, RB (INS - ACA)(a)	5.00%	09/01/2024	5	5,004
Ohio (State of); Series 2012 B, Ref. GO Bonds	5.00%	08/01/2023	130	132,166
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(d)	5.00%	12/01/2023	2,050	2,103,975
Ohio (State of) (University Hospitals Health System, Inc.); Series 2013 A, RB	4.13%	01/15/2026	100	102,436
Ohio (State of) Higher Educational Facility Commission; Series 2006, RB (CPI Rate + 1.12%) (INS - AMBAC)(a)(g)	3.74%	12/01/2023	2,460	2,554,159
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2013, RB	5.00%	12/01/2028	300	308,675
Port of Greater Cincinnati Development Authority (IPS Cincinnati LLC); Series 2021, RB(b)	4.38%	06/15/2026	1,500	1,461,031
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	655	656,085
Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(a)	4.38%	12/01/2024	10	10,033
				12,737,711

Oklahoma-0.08%
McGee Creek Authority; Series 1992, RB (INS - NATL)(a)	6.00%	01/01/2023	130	134,808
Oklahoma (State of) Development Finance Authority; Series 2015, RB	5.00%	07/01/2025	1,545	1,625,447
Oklahoma (State of) Municipal Power Authority; Series 1992 B, RB(c)	5.75%	01/01/2024	150	162,368
University of Oklahoma (The); Series 2014, Ref. RB	5.00%	07/01/2027	500	506,640
				2,429,263

Ontario-0.21%
Deutsche Bank Spears/Lifers Trust; Series 2021, VRD RB(d)(e)	0.43%	04/01/2031	6,300	6,300,000

Oregon-0.68%
Metro; Series 2012 A, GO Bonds	5.00%	06/01/2025	4,320	4,367,406
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,150	1,060,224
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,965	2,766,786
Oregon (State of) Business Development Commission (Intel Corp.); Series 2010 232, RB(b)	2.40%	08/14/2023	9,575	9,741,578
Oregon (State of) Health & Science University; Series 2012 A, RB	5.00%	07/01/2026	425	430,105
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-3, RB	1.75%	11/15/2026	2,000	1,959,976
				20,326,075

Pennsylvania-4.44%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2012 A, Ref. RB(b)(c)	5.00%	03/01/2022	425	425,000
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	445	485,096
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB	5.60%	07/01/2023	368	331,244
Berks (County of), PA Municipal Authority; Series 2015 XF2049, VRD Ctfs.(d)(e)	0.30%	11/01/2044	8,420	8,420,000
Bethlehem (City of), PA; Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2031	735	755,702
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2022	400	412,016
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2023	400	416,914
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2024	425	443,480
Delaware (City of), PA River Joint Toll Bridge Commission; Series 2012 A, Ref. RB	5.00%	07/01/2023	350	354,637

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Delaware (County of), PA Authority (Villanova University); Series 2016, Ref. RB	5.00%	12/01/2022	$ 150	$ 154,689
Geisinger Authority (Geisinger Health System); Series 2014 B, Ref. RB (1 mo. USD LIBOR + 1.07%)(b)(g)	1.26%	06/01/2024	13,600	13,700,228
Juniata County School District; Series 2014, GO Bonds(b)(c)	4.00%	03/01/2022	130	130,000
Luzerne (County of), PA;
Series 2015 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2023	2,795	2,969,065
Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2022	2,075	2,093,113
Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2023	2,260	2,363,746
Monroeville Finance Authority; Series 2012, RB	5.00%	02/15/2030	1,350	1,375,620
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2022	1,380	1,408,916
Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,255,503
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(e)	0.39%	09/01/2045	58,030	58,030,000
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2015 A, Ref. RB	5.00%	06/01/2023	6,200	6,498,035
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.60%)(g)	0.80%	12/01/2023	1,500	1,507,903
Series 2019, Ref. RB	5.00%	12/01/2022	5,325	5,488,215
Philadelphia (City of), PA Authority for Industrial Development;
Series 2013 A-1, RB	6.25%	06/15/2023	280	289,957
Series 2013, RB(b)(c)	5.00%	04/01/2023	1,765	1,838,937
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(a)(b)(g)	0.85%	12/01/2023	17,500	17,606,942
Pottsville (City of), PA Hospital Authority; Series 2014, RB(c)(d)	5.75%	07/01/2022	725	737,250
Sayre (City of), PA Health Care Facilities Authority; Series 2007, RB (3 mo. USD LIBOR + 0.78%)(g)	1.13%	12/01/2024	45	45,112
Tinicum (Town of) & Delaware (County of), PA Sewage Authority; Series 2003, RB (INS - AGM)(a)	4.25%	09/01/2022	230	230,660
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,092,538
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2024	1,010	1,093,644
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2026	1,160	1,321,931
				133,276,093

Puerto Rico-0.64%
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2027	500	500,481
Series 2007 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2023	30	30,029
Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.38%	07/01/2025	1,360	1,361,309
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(a)	5.00%	07/01/2026	100	101,923
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2026	3,905	3,921,273
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2027	1,505	1,511,272
Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	500	509,615
Series 2008 WW, RB (INS - AGC)(a)	5.25%	07/01/2033	500	510,899
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2027	6,085	6,130,638
Series 2003 AA, Ref. RB (INS - AGM)(a)	4.95%	07/01/2026	190	191,330
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	475	478,563
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	605	608,025
Series 2005 A, RB (INS - AGM)(a)	5.00%	08/01/2022	195	196,463
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2004 K, Ref. RB (INS - AGM)(a)	5.25%	07/01/2027	265	265,255
Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2028	2,745	2,762,255
				19,079,330

Rhode Island-0.05%
Rhode Island (State of) Clean Water Finance Agency (Pooled Loan Issue); Series 2002 B, PCR	4.50%	10/01/2022	10	10,222
Rhode Island (State of) Infrastructure Bank Water Pollution Control Revolving Fund; Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	1,475	1,511,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-(continued)
Rhode Island (State of) Student Loan Authority; Series 2013 A, RB(h)	3.25%	12/01/2022	$ 45	$ 45,026
				1,566,991

South Carolina-0.67%
Coastal Carolina University; Series 2022, Ref. RB	5.00%	06/01/2022	100	100,953
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	649,484
Greenville (City of), SC Health System;
Series 2012, Ref. RB(b)(c)	5.00%	05/01/2022	1,000	1,007,286
Series 2012, Ref. RB(b)(c)	5.00%	05/01/2022	1,030	1,037,504
Series 2012, Ref. RB(b)(c)	5.00%	05/01/2022	100	100,728
Greenville (City of), TN Health System; Series 2012, Ref. RB(b)(c)	5.00%	05/01/2022	100	100,729
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB(b)(c)	5.00%	04/01/2022	7,000	7,025,308
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(e)	0.40%	05/01/2048	10,000	10,000,000
				20,021,992

South Dakota-0.20%
South Dakota (State of) Housing Development Authority; Series 2009 A, VRD RB(e)	0.32%	11/01/2048	5,900	5,900,000

Tennessee-0.86%
Tennessee (State of) Local Development Authority; Series 2006, RB	4.13%	03/01/2023	5	5,013
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2022	6,285	6,416,105
Series 2006 A, RB	5.25%	09/01/2023	2,725	2,879,101
Series 2006 A, RB	5.25%	09/01/2024	15,115	16,447,872
				25,748,091

Texas-9.21%
Alamo Community College District;
Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	590	591,935
Series 2012 A, Ref. RB	5.00%	11/01/2023	775	795,255
Board of Regents of the University of Texas System; Series 2012 A, Ref. RB	5.00%	08/15/2027	280	281,001
Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(d)(h)	3.63%	07/01/2026	4,000	4,078,182
Clifton Higher Education Finance Corp. (Idea Public School); Series 2021 T, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2022	320	325,925
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 A, RB(b)(c)(h)	5.00%	11/01/2022	560	575,233
Series 2013 B, RB	5.00%	11/01/2026	680	698,175
Series 2013 B, RB	5.00%	11/01/2027	275	282,350
Series 2014 B, RB(b)(c)(h)	5.00%	11/01/2022	1,000	1,027,202
Series 2014 E, Ref. RB	5.00%	11/01/2022	160	164,266
Series 2014 E, Ref. RB	5.00%	11/01/2023	1,895	1,942,734
Series 2014 E, Ref. RB	5.00%	11/01/2025	200	205,346
Series 2014 E, Ref. RB	5.00%	11/01/2026	1,640	1,683,834
Dallas (City of), TX; Series 2013 A, Ref. GO Bonds	5.00%	02/15/2029	1,265	1,311,610
Dallas (County of), TX Hospital District; Series 2013, GO Bonds(b)(c)	5.00%	08/15/2023	1,030	1,087,958
El Paso (County of), TX Hospital District; Series 2013, Ctfs. of Obligation	5.00%	08/15/2025	675	708,793
Fort Bend Grand Parkway Toll Road Authority; Series 2012, RB(b)(c)	5.00%	03/01/2022	150	150,000
Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	676,942
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2023	1,200	1,255,948
Series 2015, Ref. RB	5.00%	12/01/2024	1,865	1,990,183
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(e)	0.01%	11/01/2041	48,735	48,735,000
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGM)(a)	4.00%	09/01/2030	620	629,598
Harris (County of), TX;
Series 2012 C, Ref. RB	5.00%	08/15/2026	500	509,558
Series 2012, Ref. GO Bonds	5.00%	08/15/2026	720	734,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s); Series 2021 C, Ref. VRD RB(e)	0.02%	10/01/2041	$ 23,085	$ 23,085,000
Harris County Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, Ref. VRD RB(e)	0.02%	12/01/2041	6,050	6,050,000
Harris County Industrial Development Corp. (Exxon Mobil Corp.); Series 1984, VRD RB(e)	0.06%	03/01/2024	12,000	12,000,000
Harris TX (County of);
Series 2012 C, Ref. RB	5.00%	08/15/2029	1,000	1,018,839
Series 2012 C, Ref. RB	5.00%	08/15/2030	1,350	1,375,309
Houston (City of), TX; Series 2021 B, Ref. RB (SIFMA Municipal Swap Index + 0.01%)(b)(g)	0.21%	03/10/2022	15,000	15,000,000
Lone Oak Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2023	340	353,422
Lower Colorado River Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	615	620,480
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	1,025	1,034,134
Series 2012 B, Ref. RB(b)(c)	5.00%	05/15/2022	440	443,921
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2013, Ref. RB	5.00%	05/15/2024	1,000	1,008,646
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2010, VRD RB(e)	0.03%	11/01/2038	22,500	22,500,000
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(h)	4.63%	10/01/2031	1,000	1,051,490
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,092
New Hope Cultural Education Facilities Finance Corp.;
Series 2016 A, RB(c)	5.00%	04/01/2022	365	366,274
Series 2016 A, RB(c)	5.00%	04/01/2023	385	401,128
Series 2016 A, RB(c)	5.00%	04/01/2024	405	436,001
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus); Series 2017 A, RB(c)	4.00%	04/01/2023	1,295	1,335,377
North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(a)	5.00%	12/15/2030	205	211,466
North Texas Municipal Water District;
Series 2012, Ref. RB(b)(c)	5.00%	03/01/2022	375	375,000
Series 2012, Ref. RB(b)(c)	5.25%	03/01/2022	500	500,000
North Texas Tollway Authority;
Series 2017 A, Ref. RB	5.00%	01/01/2025	265	273,608
Series 2017 B, Ref. RB	5.00%	01/01/2024	275	283,919
Series 2017 B, Ref. RB	5.00%	01/01/2025	5,275	5,446,350
Northside Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(b)	2.00%	06/01/2027	1,500	1,514,011
Permanent University Fund - Texas A&M University System; Series 2012 A, RB	5.00%	07/01/2023	250	253,320
Port Arthur (Port of), TX Navigation District; Subseries 2010 D, VRD RB(e)	0.30%	11/01/2040	20,000	20,000,000
Robstown (City of), TX; Series 2009, Ctfs. Of obligations (INS - AGM)(a)(k)	0.00%	03/01/2024	490	469,865
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	100	101,906
San Antonio (City of), TX;
Series 2012, Ref. RB	5.00%	02/01/2023	300	305,212
Series 2012, Ref. RB	5.00%	02/01/2024	315	320,295
Series 2012, Ref. RB	5.00%	02/01/2025	1,050	1,068,967
Spring Independent School District; Series 2013 A, Ref. GO Bonds(b)(c)	5.00%	02/15/2023	350	363,632
Temple (City of), TX; Series 2012, Ref. GO Bonds	5.00%	08/01/2023	225	228,748
Texas (State of) (Water Financial Assistance); Series 2012 G, GO Bonds	5.00%	08/01/2027	150	152,710
Texas (State of) Transportation Commission State Highway Fund; Series 2014 B1, VRD RB(e)	0.22%	04/01/2032	46,830	46,830,000
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	20,710	23,305,812
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(g)	0.75%	09/15/2027	14,735	14,817,383
United Independent School District; Series 1998, Ref. GO Bonds (CEP - Texas Permanent School Fund)(k)	0.00%	08/15/2022	250	249,208
Waco (City of), TX; Series 2013, Ref. GO Bonds	5.00%	02/01/2023	670	671,923
				276,294,671

Utah-0.31%
Grand (County of), UT School District Local Building Authority; Series 2019, RB (INS - AGM)(a)	5.00%	12/15/2022	905	933,980
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 D, VRD RB(e)	0.02%	05/15/2036	6,000	6,000,000
Weber School District; Series 2019, GO Bonds (CEP -Oregon School Bond Guaranty)	5.00%	06/15/2022	2,440	2,469,977
				9,403,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont-0.05%
Vermont (State of); Series 2012 E, GO Bonds	5.00%	08/15/2023	$ 340	$ 346,178
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College); Series 2012, RB	5.00%	11/01/2029	1,220	1,249,639
				1,595,817

Virgin Islands-0.04%
Virgin Islands (Government of) Public Finance Authority;
Series 2010 A, RB (INS - AGM)(a)	5.00%	10/01/2029	750	778,329
Series 2013 B, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	460	473,638
				1,251,967

Virginia-0.06%
Fairfax (County of), VA Industrial Development Authority (Inova Health System); Series 2012 D, RB	4.00%	05/15/2029	830	835,653
Loudoun (County of), VA; Series 2013 A, Ref. GO Bonds	5.00%	12/01/2023	200	205,905
Norfolk (City of), VA Economic Development Authority (Sentara Healthcare); Series 2012 B, Ref. RB	5.00%	11/01/2026	150	154,122
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2012, RB	5.00%	07/01/2023	500	506,607
				1,702,287

Washington-3.81%
Bellevue (City of), WA; Series 2012, Ref. GO Bonds(b)(c)	5.00%	06/01/2022	200	202,205
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	1,065	1,157,519
Energy Northwest (No. 1); Series 2017 A, Ref. RB	5.00%	07/01/2028	310	314,357
Energy Northwest (Wind); Series 2014, Ref. RB	5.00%	07/01/2022	125	126,774
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	15	15,012
King (County of), WA;
Series 2012 C, Ref. GO Bonds	5.00%	01/01/2023	625	633,704
Series 2012 C, Ref. GO Bonds	5.00%	01/01/2025	160	162,319
Series 2019 A, Ref. VRD GO Bonds(e)	0.03%	01/01/2046	54,130	54,130,000
King (County of), WA Housing Authority;
Series 2021, Ref. RB	2.00%	06/01/2022	380	381,132
Series 2021, Ref. RB	2.00%	12/01/2022	500	503,658
Seattle (City of), WA;
Series 2012, Ref. RB	5.00%	09/01/2023	505	506,062
Series 2012, Ref. RB	5.00%	09/01/2027	100	100,237
Series 2012, Ref. RB	5.00%	09/01/2028	575	576,344
Seattle (Port of), WA;
Series 2012 A, Ref. RB	5.00%	08/01/2026	185	188,147
Series 2012 A, Ref. RB	5.00%	08/01/2028	3,720	3,782,492
Series 2012 A, Ref. RB	5.00%	08/01/2029	9,205	9,358,860
Series 2012 A, Ref. RB	5.00%	08/01/2030	6,045	6,145,532
Series 2012 A, Ref. RB	5.00%	08/01/2032	1,565	1,590,895
Series 2017 C, RB(h)	5.00%	05/01/2025	275	304,781
University of Washington;
Series 2012 C, Ref. RB(b)(c)	5.00%	01/01/2023	150	155,204
Series 2019 A, RB(b)(c)	5.00%	03/08/2022	7,000	7,005,241
Washington (State of);
Series 2012 C, Ref. GO Bonds	5.00%	07/01/2024	765	776,087
Series 2012 D, Ref. GO Bonds	4.00%	07/01/2027	585	591,079
Series 2012 R, Ref. GO Bonds	5.00%	07/01/2023	225	228,193
Series 2012 R, Ref. GO Bonds	5.00%	07/01/2024	200	202,898
Series 2012 R, Ref. GO Bonds	5.00%	07/01/2024	350	355,072
Series 2012 R, Ref. GO Bonds	5.00%	07/01/2025	365	370,290
Series 2012 R, Ref. GO Bonds	5.00%	07/01/2025	500	507,246
Series 2012 R, Ref. GO Bonds	4.00%	07/01/2028	5,015	5,066,610
Series 2012 R, Ref. GO Bonds	4.00%	07/01/2028	4,225	4,268,480
Series 2012, Ref. GO Bonds	5.00%	07/01/2024	655	664,493
Series 2014 C, Ref. GO Bonds	5.00%	07/01/2023	3,205	3,377,881

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Senior 520 Corridor Program);
Series 2012 F, RB	5.00%	09/01/2022	$ 600	$ 612,805
Series 2012 F, RB	5.00%	09/01/2024	2,200	2,246,060
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,597,863
Series 2012 A, RB	5.00%	10/01/2027	1,970	2,014,297
Series 2012 A, RB	5.00%	10/01/2028	165	168,691
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,845,261
Yakima & Kittitas Counties School District No. 119 Selah; Series 2012, GO Bonds(b)(c)	5.00%	06/01/2022	230	232,506
				114,466,287

West Virginia-0.51%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System); Series 2018 E, Ref. VRD RB(e)	0.39%	06/01/2033	15,320	15,320,000

Wisconsin-0.54%
Madison Metropolitan School District;
Series 2015, GO Bonds(b)(c)	4.00%	03/01/2022	1,450	1,450,000
Series 2015, GO Bonds	4.00%	03/01/2023	1,515	1,518,831
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB(c)	5.50%	12/15/2026	3,360	3,824,694
Wisconsin (State of);
Series 2012 2, Ref. GO Bonds(b)(c)	5.00%	05/01/2022	105	105,765
Series 2014 3, Ref. GO Bonds	5.00%	11/01/2023	385	395,088
Series 2018 A, COP	3.00%	03/01/2022	1,375	1,375,000
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	2,005,593
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	3,000	3,009,920
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2012 A, RB	5.00%	04/01/2024	200	204,497
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	860	869,242
Series 2012, RB	5.00%	06/01/2026	140	141,494
Wisconsin (State of) Public Finance Authority;
Series 2014 A, RB(b)(c)	4.13%	10/01/2022	75	76,412
Series 2016 A, RB	4.00%	01/01/2024	195	191,019
Wisconsin Center District;
Series 1999, Ref. RB(c)	5.25%	12/15/2023	415	425,209
Series 1999, Ref. RB (INS - AGM)(a)	5.25%	12/15/2023	450	472,342
				16,065,106
Total Municipal Obligations (Cost $2,948,635,760)				2,964,415,163

U.S. Dollar Denominated Bonds & Notes-0.00%
California-0.00%
CalPlant I LLC;
Series 21A(d)	9.50%	10/12/2022	25	24,988
Series 21B(d)	9.50%	10/12/2022	90	89,924
Total U.S. Dollar Denominated Bonds & Notes (Cost $115,000)				114,912
TOTAL INVESTMENTS IN SECURITIES(m)-98.80% (Cost $2,948,750,760)				2,964,530,075
OTHER ASSETS LESS LIABILITIES-1.20%				35,896,959
NET ASSETS-100.00%				$3,000,427,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Short Term Municipal Fund

Investment Abbreviations:

ACA	- ACA Financial Guaranty Corp.
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
CPI	- Consumer Price Index
Ctfs.	- Certificates
GNMA	- Government National Mortgage Association
GO	- General Obligation
INS	- Insurer
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
SIFMA	- Securities Industry and Financial Markets Association
USD	- U.S. Dollar
VRD	- Variable Rate Demand
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $266,247,806, which represented 8.87% of the Fund’s Net Assets.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(h)	Security subject to the alternative minimum tax.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.

(j)	Restricted security. The value of this security at February 28, 2022 represented less than 1% of the Fund’s Net Assets.
(k)	Zero coupon bond issued at a discount.
(l)	Security subject to crossover refunding.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

By credit sector, based on total investments

As of February 28, 2022

Other	43.91%
Revenue Bonds	39.81
General Obligation Bonds	10.23
Pre-Refunded Bonds	6.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Short Term Municipal Fund

Statement of Assets and Liabilities

February 28, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,948,750,760)	$2,964,530,075

Cash	63,474,934

Receivable for:
Investments sold	3,605,087

Fund shares sold	3,027,211

Interest	18,803,579

Investments matured, at value (Cost $29,776)	0

Investment for trustee deferred compensation and retirement plans	46,446

Other assets	199,402

Total assets	3,053,686,734

Liabilities:
Payable for:
Investments purchased	42,870,647

Dividends	315,819

Fund shares reacquired	9,073,201

Accrued fees to affiliates	888,071

Accrued interest expense	12,854

Accrued trustees’ and officers’ fees and benefits	4,049

Accrued other operating expenses	48,613

Trustee deferred compensation and retirement plans	46,446

Total liabilities	53,259,700

Net assets applicable to shares outstanding	$3,000,427,034

Net assets consist of:

Shares of beneficial interest	$3,003,457,844

Distributable earnings (loss)	(3,030,810)

$3,000,427,034

Net Assets:

Class A	$1,248,050,339

Class C	$31,706,970

Class Y	$1,682,509,665

Class R6	$38,160,060

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	331,447,863

Class C	8,453,749

Class Y	446,770,615

Class R6	10,102,139

Class A:
Net asset value and offering price per share	$3.77

Class C:
Net asset value and offering price per share	$3.75

Class Y:
Net asset value and offering price per share	$3.77

Class R6:
Net asset value and offering price per share	$3.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Short Term Municipal Fund

Statement of Operations

For the six months ended February 28, 2022

(Unaudited)

Investment income:

Interest	$16,996,792

Expenses:

Advisory fees	6,016,087

Administrative services fees	226,554

Custodian fees	3,837

Distribution fees:
Class A	1,798,538

Class C	175,919

Interest, facilities and maintenance fees	507,631

Transfer agent fees – A, C and Y	1,335,516

Transfer agent fees – R6	2,497

Trustees’ and officers’ fees and benefits	20,262

Registration and filing fees	182,551

Reports to shareholders	9,021

Professional services fees	29,363

Other	12,558

Total expenses	10,320,334

Net investment income	6,676,458

Realized and unrealized gain (loss) from:

Net realized gain from unaffiliated investment securities	855,339

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(25,999,102)

Net realized and unrealized gain (loss)	(25,143,763)

Net increase (decrease) in net assets resulting from operations	$(18,467,305)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Short Term Municipal Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	February 28, 2022	August 31, 2021

Operations:

Net investment income	$6,676,458	$20,509,508

Net realized gain (loss)	855,339	(1,321,954)

Change in net unrealized appreciation (depreciation)	(25,999,102)	5,023,245

Net increase (decrease) in net assets resulting from operations	(18,467,305)	24,210,799

Distributions to shareholders from distributable earnings:

Class A	(1,837,760)	(8,582,402)

Class C	(17)	(63,305)

Class Y	(4,413,285)	(14,391,786)

Class R6	(83,929)	(47,315)

Total distributions from distributable earnings	(6,334,991)	(23,084,808)

Share transactions-net:

Class A	(322,342,268)	684,393,589

Class C	(5,668,084)	(15,486,209)

Class Y	(68,396,604)	532,658,818

Class R6	12,981,551	22,528,832

Net increase (decrease) in net assets resulting from share transactions	(383,425,405)	1,224,095,030

Net increase (decrease) in net assets	(408,227,701)	1,225,221,021

Net assets:

Beginning of period	3,408,654,735	2,183,433,714

End of period	$3,000,427,034	$3,408,654,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Short Term Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/22	$3.79	$ 0.01	$(0.03)	$(0.02)	$(0.00)	$3.77	(0.40)%	$1,248,050	0.76	%(d)	0.76	%(d)	0.73	%(d)	0.29	%(d)	39%
Year ended 08/31/21	3.79	0.02	0.01	0.03	(0.03)	3.79	0.72	1,581,245	0.78		0.78		0.75		0.59		24
Year ended 08/31/20	3.77	0.06	0.02	0.08	(0.06)	3.79	2.14	896,488	0.82		0.82		0.76		1.56		89
Three months ended 08/31/19	3.75	0.02	0.02	0.04	(0.02)	3.77	1.03	405,334	0.82	(d)	0.82	(d)	0.76	(d)	1.72	(d)	13
Year ended 05/31/19	3.72	0.07	0.03	0.10	(0.07)	3.75	2.74	402,504	0.85		0.85		0.77		1.85		69
Year ended 05/31/18	3.75	0.07	(0.04)	0.03	(0.06)	3.72	0.94	413,457	0.86		0.86		0.79		1.84		80
Year ended 05/31/17	3.75	0.06	0.00	0.06	(0.06)	3.75	1.54	415,924	0.85		0.85		0.79		1.55		65
Class C
Six months ended 02/28/22	3.79	(0.01)	(0.03)	(0.04)	(0.00)	3.75	(1.06)	31,707	1.51	(d)	1.51	(d)	1.48	(d)	(0.46	)(d)	39
Year ended 08/31/21	3.79	(0.01)	0.01	0.00	(0.00)	3.79	0.12	37,732	1.53		1.53		1.50		(0.16)		24
Year ended 08/31/20	3.77	0.03	0.02	0.05	(0.03)	3.79	1.38	53,227	1.57		1.57		1.51		0.81		89
Three months ended 08/31/19	3.75	0.01	0.02	0.03	(0.01)	3.77	0.84	65,379	1.57	(d)	1.57	(d)	1.51	(d)	0.97	(d)	13
Year ended 05/31/19	3.72	0.04	0.03	0.07	(0.04)	3.75	1.97	77,493	1.61		1.61		1.53		1.09		69
Year ended 05/31/18	3.75	0.04	(0.03)	0.01	(0.04)	3.72	0.18	90,796	1.61		1.61		1.54		1.09		80
Year ended 05/31/17	3.75	0.03	0.00	0.03	(0.03)	3.75	0.78	105,243	1.60		1.60		1.54		0.80		65
Class Y
Six months ended 02/28/22	3.80	0.01	(0.03)	(0.02)	(0.01)	3.77	(0.54)	1,682,510	0.51	(d)	0.51	(d)	0.48	(d)	0.54	(d)	39
Year ended 08/31/21	3.79	0.03	0.02	0.05	(0.04)	3.80	1.24	1,764,272	0.53		0.53		0.50		0.84		24
Year ended 08/31/20	3.77	0.07	0.02	0.09	(0.07)	3.79	2.39	1,230,817	0.57		0.57		0.51		1.81		89
Three months ended 08/31/19	3.75	0.02	0.02	0.04	(0.02)	3.77	1.09	797,580	0.57	(d)	0.57	(d)	0.51	(d)	1.97	(d)	13
Year ended 05/31/19	3.72	0.08	0.03	0.11	(0.08)	3.75	3.00	786,224	0.60		0.60		0.52		2.09		69
Year ended 05/31/18	3.75	0.08	(0.04)	0.04	(0.07)	3.72	1.19	594,628	0.61		0.61		0.54		2.09		80
Year ended 05/31/17	3.76	0.07	(0.01)	0.06	(0.07)	3.75	1.52	487,831	0.60		0.60		0.54		1.80		65
Class R6
Six months ended 02/28/22	3.81	0.01	(0.03)	(0.02)	(0.01)	3.78	(0.51)	38,160	0.45	(d)	0.45	(d)	0.42	(d)	0.60	(d)	39
Year ended 08/31/21	3.80	0.03	0.02	0.05	(0.04)	3.81	1.32	25,405	0.44		0.44		0.41		0.93		24
Year ended 08/31/20	3.77	0.07	0.03	0.10	(0.07)	3.80	2.72	2,903	0.50		0.51		0.44		1.88		89
Three months ended 08/31/19	3.75	0.02	0.02	0.04	(0.02)	3.77	1.10	10	0.50	(d)	0.50	(d)	0.44	(d)	2.05	(d)	13
Period ended 05/31/19(e)	3.75	0.00	0.00	0.00	(0.00)	3.75	2.73	10	0.50	(d)	0.50	(d)	0.42	(d)	2.20	(d)	69

(a)	Calculated using average shares outstanding.
(b)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Short Term Municipal Fund

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Short Term Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A, Class Y and Class R6 shares are sold at net asset value. Class C shares are sold with contingent deferred sales charges (“CDSC”). Effective January 18, 2022, Class C shares are closed to new investors. Only investors who were invested in Class C shares on or prior to January 18, 2022, may continue to make additional purchases of Class C shares. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares. Effective January 18, 2022, the automatic conversion pursuant to the Conversion Feature changed for all existing Class C shares to be automatically converted to Class A shares of the same Fund by June 30, 2022.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As

31	Invesco Short Term Municipal Fund

such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $100 million	0.500%

Next $150 million	0.450%

Next $250 million	0.425%

Next $500 million	0.400%

Next $4 billion	0.370%

Over $5 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 28, 2022, the effective advisory fee rate incurred by the Fund was 0.37%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

32	Invesco Short Term Municipal Fund

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2022, IDI advised the Fund that IDI retained $6,004 in front-end sales commissions from the sale of Class A shares and $536 and $845 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially    differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$2,964,415,163	$–	$2,964,415,163
U.S. Dollar Denominated Bonds & Notes	–	114,912	–	114,912
Other Investments - Assets
Investments Matured	–	–	0	0
Total Investments	$–	$2,964,530,075	$0	$2,964,530,075

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these

33	Invesco Short Term Municipal Fund

procedures, for the six months ended February 28, 2022, the Fund engaged in securities purchases of $98,305,802 and securities sales of $41,140,000, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund had entered into a revolving credit and security agreement, which enabled the Fund to participate with certain other Funds in a committed secured borrowing facility that permitted borrowings up to $2.0 billion, collectively by certain Funds, and which expired on February 24, 2022. Effective February 24, 2022, the Fund will no longer participate in a revolving credit and security agreement with certain other Funds for its borrowing. The revolving credit and security agreement was secured by the assets of the Fund. The Fund was subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. At February 28, 2022, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$6,343,850	$11,777,769	$18,121,619

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2022 was $1,223,599,133 and $1,593,209,408, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$20,149,020

Aggregate unrealized (depreciation) of investments	(5,906,166)

Net unrealized appreciation of investments	$14,242,854

Cost of investments for tax purposes is $2,950,287,221.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	72,362,489	$274,003,896	371,121,447	$1,409,322,060

Class C	446,829	1,686,805	1,967,724	7,461,522

Class Y	151,619,948	573,922,240	335,523,080	1,274,105,168

Class R6	4,029,717	15,268,565	6,735,872	25,658,620

34	Invesco Short Term Municipal Fund

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	360,228	$1,362,499	1,690,592	$6,416,390

Class C	2	10	14,291	54,146

Class Y	802,164	3,034,977	2,801,275	10,632,794

Class R6	2,119	8,033	3,837	14,601

Automatic conversion of Class C shares to Class A shares:
Class A	606,400	2,294,127	2,798,837	10,631,504

Class C	(608,659)	(2,294,127)	(2,799,261)	(10,631,504)

Reacquired:
Class A	(158,555,805)	(600,002,790)	(195,360,535)	(741,976,365)

Class C	(1,342,806)	(5,060,772)	(3,259,699)	(12,370,373)

Class Y	(170,496,223)	(645,353,821)	(198,039,558)	(752,079,144)

Class R6	(605,799)	(2,295,047)	(827,482)	(3,144,389)

Net increase (decrease) in share activity	(101,379,396)	$(383,425,405)	322,370,420	$1,224,095,030

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

35	Invesco Short Term Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$996.00	$3.76	$1,021.03	$3.81	0.76%
Class C	1,000.00	989.40	7.45	1,017.31	7.55	1.51
Class Y	1,000.00	994.60	2.52	1,022.27	2.56	0.51
Class R6	1,000.00	994.90	2.23	1,022.56	2.26	0.45

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

36	Invesco Short Term Municipal Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-STM-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 19, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 19, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 6, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 6, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	May 6, 2022